    AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 7, 2006.

                                                            FILE NO. 333-69429

                                                                     811-07622

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                      SECURITIES AND EXCHANGE COMMISSION

                            WASHINGTON, D.C. 20549

                                 ------------

                                   FORM N-4

                            REGISTRATION STATEMENT
                                   UNDER
                         THE SECURITIES ACT OF 1933

                                 ------------

PRE-EFFECTIVE AMENDMENT NO.                                / /
POST-EFFECTIVE AMENDMENT NO. 20                            /X/


        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 241                                          /X/

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                            SEPARATE ACCOUNT TEN

                          (Exact Name of Registrant)

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                              (Name of Depositor)

                                P.O. BOX 2999

                            HARTFORD, CT 06104-2999

                  (Address of Depositor's Principal Offices)

                                (860) 843-5445

              (Depositor's Telephone Number, Including Area Code)

                            CHRISTOPHER M. GRINNELL

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                                P.O. BOX 2999

                            HARTFORD, CT 06104-2999

                    (Name and Address of Agent for Service)

                                 ------------

                APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
AS SOON AS PRACTICABLE AFTER THE EFFECTIVE DATE OF THE REGISTRATION STATEMENT.

                                 ------------

It is proposed that this filing will become effective:

/ /      immediately upon filing pursuant to paragraph (b) of Rule 485

/X/      on May 1, 2006 pursuant to paragraph (b) of Rule 485

/ /      60 days after filing pursuant to paragraph (a)(1) of Rule 485

/ /      on        ,        pursuant to paragraph (a)(1) of Rule 485 this post-
         effective amendment designates a new effective date for a previously filed post-effective amendment.

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

                                    PART A

PUTNAM HARTFORD CAPITAL MANAGER

SEPARATE ACCOUNT TEN
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
P.O. BOX 5085
HARTFORD, CONNECTICUT 06102-5085

TELEPHONE:    1-800-521-0538


                                                           [THE HARTFORD LOGO]

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This prospectus describes information you should know before you purchase
Series VI and Series VIR of Putnam Hartford Capital Manager variable annuity. Please read it carefully before you purchase your variable annuity.

Putnam Hartford Capital Manager variable annuity is a contract between you and Hartford Life and Annuity Insurance Company where you agree to make at least one Premium Payment to us and we agree to make a series of Annuity Payouts at a later date. This Contract is a flexible premium, tax-deferred, variable annuity offered to both individuals and groups. It is:

X   Flexible, because you may add Premium Payments at any time.

X Tax-deferred, which means you don't pay taxes until you take money out or until we start to make Annuity Payouts.

X Variable, because the value of your Contract will fluctuate with the performance of the underlying Funds.


At the time you purchase your Contract, you allocate your Premium Payment to "Sub-Accounts." These are subdivisions of our Separate Account, an account that keeps your Contract assets separate from our company assets. The Sub-Accounts then purchase shares of mutual funds set up exclusively for variable annuity or variable life insurance products. These are not the same mutual funds that you buy through your stockbroker or through a retail mutual fund. They may have similar investment strategies and the same portfolio managers as retail mutual funds. This Contract offers you Funds with investment strategies ranging from conservative to aggressive and you may pick those Funds that meet your investment goals and risk tolerance. The Funds are part of the following Portfolio companies: Putnam Variable Trust.



You may also allocate some or all of your Premium Payment to the Fixed Accumulation Feature, which pays an interest rate guaranteed for a certain time period from the time the Premium Payment is made. Premium Payments allocated to the Fixed Accumulation Feature are not segregated from our company assets like the assets of the Separate Account.


If you decide to buy this Contract, you should keep this prospectus for your records. You can also call us at 1-800-521-0538 to get a Statement of Additional Information, free of charge. The Statement of Additional Information contains more information about this Contract and, like this prospectus, is filed with the Securities and Exchange Commission ("SEC"). We have included the Table of Contents for the Statement of Additional Information at the end of this prospectus.

Although we file the prospectus and the Statement of Additional Information with the SEC, the SEC doesn't approve or disapprove these securities or determine if the information in this prospectus is truthful or complete. Anyone who represents that the SEC does these things may be guilty of a criminal offense. This prospectus and the Statement of Additional Information can also be obtained from the SEC's website (http://www.sec.gov).

This Contract IS NOT:

-   A bank deposit or obligation

-   Federally insured

-   Endorsed by any bank or governmental agency

This Contract and its features may not be available for sale in all states.
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PROSPECTUS DATED: MAY 1, 2006



STATEMENT OF ADDITIONAL INFORMATION DATED: MAY 1, 2006

2                                HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

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TABLE OF CONTENTS


                                                                                                                            PAGE
-----------------------------------------------------------------------------------------------------------------------------------
DEFINITIONS                                                                                                                     3
FEE TABLES                                                                                                                      5
HIGHLIGHTS                                                                                                                      7
GENERAL CONTRACT INFORMATION                                                                                                    9
     Hartford Life and Annuity Insurance Company                                                                                9
     The Separate Account                                                                                                       9
     The Funds                                                                                                                  9
PERFORMANCE RELATED INFORMATION                                                                                                13
FIXED ACCUMULATION FEATURE                                                                                                     13
THE CONTRACT                                                                                                                   15
     Purchases and Contract Value                                                                                              15
     Charges and Fees                                                                                                          19
     The Hartford's Principal First                                                                                            21
     Death Benefit                                                                                                             23
     Surrenders                                                                                                                27
ANNUITY PAYOUTS                                                                                                                28
OTHER PROGRAMS AVAILABLE                                                                                                       31
OTHER INFORMATION                                                                                                              31
     Legal Matters                                                                                                             33
     More Information                                                                                                          35
FEDERAL TAX CONSIDERATIONS                                                                                                     35
TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION                                                                       41
APPENDIX I -- INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS                                                             42
APPENDIX II -- OPTIONAL DEATH BENEFITS -- EXAMPLES                                                                             48
APPENDIX III -- THE HARTFORD'S PRINCIPAL FIRST -- EXAMPLES                                                                     51
APPENDIX IV -- ACCUMULATION UNIT VALUES                                                                                        52

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                3

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DEFINITIONS

These terms are capitalized when used throughout this prospectus. Please refer to these defined terms if you have any questions as you read your prospectus.

ACCOUNT: Any of the Sub-Accounts or the Fixed Accumulation Feature.

ACCUMULATION UNITS: If you allocate your Premium Payment to any of the Sub-Accounts, we will convert those payments into Accumulation Units in the selected Sub-Accounts. Accumulation Units are valued at the end of each Valuation Day and are used to calculate the value of your Contract prior to Annuitization.

ACCUMULATION UNIT VALUE: The daily price of Accumulation Units on any Valuation Day.

ADMINISTRATIVE OFFICE OF THE COMPANY: Our location and overnight mailing address is: 200 Hopmeadow Street, Simsbury, Connecticut 06089. Our standard mailing address is: Investment Product Services, P.O. Box 5085, Hartford, Connecticut 06102-5085.


ANNIVERSARY VALUE: The value equal to the Contract Value as of a Contract Anniversary, adjusted for subsequent Premium Payments and withdrawals.


ANNUAL MAINTENANCE FEE: An annual $30 charge deducted on a Contract Anniversary or upon full Surrender if the Contract Value at either of those times is less than $50,000. The charge is deducted proportionately from each Account in which you are invested.

ANNUAL WITHDRAWAL AMOUNT: This is the amount you can Surrender per Contract Year without paying a Contingent Deferred Sales Charge. This amount is non-cumulative, meaning that it cannot be carried over from one year to the next.


ANNUITANT: The person on whose life the Contract is issued. The Annuitant may not be changed after your Contract is issued.


ANNUITY CALCULATION DATE: The date we calculate the first Annuity Payout.


ANNUITY COMMENCEMENT DATE: The later of the 10th Contract Anniversary or the date the Annuitant reaches age 90, unless you elect an earlier date or we, in our sole discretion, agree to postpone to another date following our receipt of an extension request.


ANNUITY PAYOUT: The money we pay out after the Annuity Commencement Date for the duration and frequency you select.

ANNUITY PAYOUT OPTION: Any of the options available for payout after the Annuity Commencement Date or death of the Contract Owner or Annuitant.

ANNUITY UNIT: The unit of measure we use to calculate the value of your Annuity Payouts under a variable dollar amount Annuity Payout Option.

ANNUITY UNIT VALUE: The daily price of Annuity Units on any Valuation Day.


BENEFICIARY: The person(s) entitled to receive benefits pursuant to the terms of the Contract upon the death of any Contract Owner, joint Contract Owner or Annuitant.


BENEFIT AMOUNT: The basis used to determine the maximum payout guaranteed under The Hartford's Principal First. The initial Benefit Amount is your Premium Payments if you elected the benefit upon purchase or your Contract Value on the date we add the benefit to your Contract if you elect the benefit at a later date. The Benefit Amount is referred to as the Guaranteed Remaining Balance in your Contract.

BENEFIT PAYMENT: The maximum guaranteed payment that can be made each Contract Year under The Hartford's Principal First. The initial Benefit Payment is equal to 7% of your Premium Payments if you elect the benefit upon purchase or 7% of your Contract Value on the date we add the benefit to your Contract. The Benefit Payment can never exceed the Benefit Amount. The Benefit Payment is called Guaranteed Annual Withdrawal Benefit in your Contract.

CHARITABLE REMAINDER TRUST: An irrevocable trust, where an individual donor makes a gift to the trust, and in return receives an income tax deduction. In addition, the individual donor has the right to receive a percentage of the trust earnings for a specified period of time.

CODE: The Internal Revenue Code of 1986, as amended.

COMMUTED VALUE: The present value of any remaining guaranteed Annuity Payouts. This amount is calculated using the Assumed Investment Return for variable dollar amount Annuity Payouts and a rate of return determined by us for fixed dollar amount Annuity Payouts.

CONTINGENT ANNUITANT: The person you may designate to become the Annuitant if the original Annuitant dies before the Annuity Commencement Date. You must name a Contingent Annuitant before the original Annuitant's death.

CONTINGENT DEFERRED SALES CHARGE: The deferred sales charge that may apply when you make a full or partial Surrender.

CONTRACT: The individual Annuity Contract and any endorsements or riders. Group participants and some individuals may receive a certificate rather than a Contract.

CONTRACT ANNIVERSARY: The anniversary of the date we issued your Contract. If the Contract Anniversary falls on a Non-Valuation Day, then the Contract Anniversary will be the next Valuation Day.


CONTRACT OWNER, OWNER OR YOU: The owner or holder of the Contract described in this prospectus including any joint Owner(s). We do not capitalize "you" in the prospectus.

4                                HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

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CONTRACT VALUE: The total value of the Accounts on any Valuation Day.

CONTRACT YEAR: Any 12 month period between Contract Anniversaries, beginning with the date the Contract was issued.

DEATH BENEFIT: The amount payable if the Contract Owner, joint Contract Owner or the Annuitant dies before the Annuity Commencement Date.

DOLLAR COST AVERAGING: A program that allows you to systematically make transfers between Accounts available in your Contract.

FIXED ACCUMULATION FEATURE: Part of our General Account, where you may allocate all or a portion of your Contract Value. In your Contract, the Fixed Accumulation Feature is called the Fixed Account.

GENERAL ACCOUNT: The General Account includes our company assets, including any money you have invested in the Fixed Accumulation Feature. The assets in the General Account are available to the creditors of Hartford.

HARTFORD, WE OR OUR: Hartford Life and Annuity Insurance Company. Only Hartford is a capitalized term in the prospectus.

THE HARTFORD'S PRINCIPAL FIRST: An option that can be added at an additional charge where, if elected upon purchase, you may take withdrawals that are guaranteed to equal your total Premium Payments as long as certain conditions are met. The guaranteed amount will be different if you elect this benefit after you purchase your Contract. This benefit is called the Guaranteed Income Benefit in your Contract.

JOINT ANNUITANT: The person on whose life Annuity Payouts are based if the Annuitant dies after Annuitization. You may name a Joint Annuitant only if your Annuity Payout Option provides for a survivor. The Joint Annuitant may not be changed.


MAXIMUM ANNIVERSARY VALUE: This is the highest Anniversary Value, adjusted for subsequent Premium Payments and withdrawals, prior to the deceased's 81st birthday or the date of death, if earlier.


NET INVESTMENT FACTOR: This is used to measure the investment performance of a Sub-Account from one Valuation Day to the next, and is also used to calculate your Annuity Payout amount.

NON-VALUATION DAY: Any day the New York Stock Exchange is not open for trading.

PAYEE: The person or party you designate to receive Annuity Payouts.

PREMIUM PAYMENT: Money sent to us to be invested in your Contract.

PREMIUM TAX: A tax charged by a state or municipality on Premium Payments.

REQUIRED MINIMUM DISTRIBUTION: A federal requirement that individuals age 70 1/2 and older must take a distribution from their tax-qualified retirement account by December 31, each year. For employer sponsored qualified Contracts, the individual must begin taking distributions at the age of 70 1/2 or upon retirement, whichever comes later.

SUB-ACCOUNT VALUE: The value on or before the Annuity Calculation Date, which is determined on any day by multiplying the number of Accumulation Units by the Accumulation Unit Value for that Sub-Account.

SURRENDER: A complete or partial withdrawal from your Contract.

SURRENDER VALUE: The amount we pay you if you terminate your Contract before the Annuity Commencement Date. The Surrender Value is equal to the Contract Value minus any applicable charges.

VALUATION DAY: Every day the New York Stock Exchange is open for trading. Values of the Separate Account are determined as of the close of the New York Stock Exchange, generally 4:00 p.m. Eastern Time.

VALUATION PERIOD: The time span between the close of trading on the New York Stock Exchange from one Valuation Day to the next.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                5

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                                  FEE TABLES

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND SURRENDERING THE CONTRACT.

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU PURCHASE THE CONTRACT OR SURRENDER THE CONTRACT. CHARGES FOR STATE PREMIUM TAXES MAY ALSO BE DEDUCTED WHEN YOU PURCHASE THE CONTRACT, UPON SURRENDER OR WHEN WE START TO MAKE ANNUITY PAYOUTS.

CONTRACT OWNER TRANSACTION EXPENSES

Sales Charge Imposed on Purchases (as a percentage of Premium Payments)                                                    None
Contingent Deferred Sales Charge (as a percentage of Premium Payments) (1)
     First Year (2)                                                                                                           7%
     Second Year                                                                                                              6%
     Third Year                                                                                                               6%
     Fourth Year                                                                                                              5%
     Fifth Year                                                                                                               4%
     Sixth Year                                                                                                               3%
     Seventh Year                                                                                                             2%
     Eighth Year                                                                                                              0%


(1) Each Premium Payment has its own Contingent Deferred Sales Charge schedule. The Contingent Deferred Sales Charge is not assessed on partial Surrenders which do not exceed the Annual Withdrawal Amount. We waive the Contingent Deferred Sales Charge on certain types of Surrenders. See the Contingent Deferred Sales Charge in the Charges and Fees Section of this prospectus.

(2) Length of time from each Premium Payment.

CONTRACT OWNER PERIODIC EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY AND ON A DAILY BASIS DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING FEES AND EXPENSES OF THE UNDERLYING FUNDS.


ANNUAL MAINTENANCE FEE (3)                                                                                                  $30
SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage of average daily Sub-Account Value)
     Mortality and Expense Risk Charge                                                                                       1.25%
     Administrative Charge                                                                                                   0.15%
     Total Separate Account Annual Expenses                                                                                  1.40%
OPTIONAL CHARGES (as a percentage of average daily Sub-Account Value)
     The Hartford's Principal First Charge (4)                                                                               0.75%
     Optional Death Benefit Charge                                                                                           0.15%
     Earnings Protection Benefit Charge                                                                                      0.20%
     Total Separate Account Annual Expenses with all optional charges                                                        2.50%



(3) An annual $30 charge deducted on a Contract Anniversary or upon Surrender if the Contract Value at either of those times is less than $50,000. It is deducted proportionately from the Accounts in which you are invested at the time of the charge.


(4) While the maximum charge for The Hartford's Principal First is 0.75%, the current charge for this benefit is 0.50%. This charge may increase on or after the 5th anniversary of election. See "The Contract" section for additional information.


THIS TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL FUND OPERATING EXPENSES CHARGED BY THE UNDERLYING FUNDS THAT YOU MAY PAY ON A DAILY BASIS DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING EACH UNDERLYING FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.


                                                                                                        Minimum        Maximum
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES
(these are expenses that are deducted from Fund assets,
including management fees, Rule 12b-1 distribution
and/or service fees, and other expenses)                                                                 0.54%          1.25%

6                                HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

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EXAMPLE


THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THE EXAMPLE REFLECTS A DEDUCTION FOR ANY CONTINGENT DEFERRED SALES CHARGE, ANNUAL MAINTENANCE FEE, MAXIMUM SEPARATE ACCOUNT ANNUAL EXPENSES INCLUDING ALL OPTIONAL CHARGES, AND THE HIGHEST TOTAL ANNUAL FUND OPERATING EXPENSES OF THE UNDERLYING FUNDS. THE EXAMPLE DOES NOT REFLECT THE DEDUCTION OF ANY APPLICABLE PREMIUM TAXES, INCOME TAXES OR TAX PENALTIES YOU MAY BE REQUIRED TO PAY IF YOU SURRENDER YOUR CONTRACT. IF YOU DO NOT SELECT ALL OF THE OPTIONAL BENEFITS, YOUR EXPENSES WOULD BE LOWER THAN THOSE SHOWN IN THE EXAMPLE.


THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. IN THE FOLLOWING EXAMPLE TABLE, HARTFORD ASSUMES A CONTRACT VALUE OF $40,000 TO ILLUSTRATE THE CHARGES THAT WOULD BE DEDUCTED. OUR AVERAGE CONTRACT VALUE IS $80,000, BUT WE USE A SMALLER CONTRACT VALUE SO THAT WE CAN SHOW YOU THE HIGHEST POSSIBLE DEDUCTIONS. THE EXAMPLE ASSUMES THE ANNUAL MAINTENANCE FEE WILL ALWAYS BE DEDUCTED IF THE CONTRACT IS SURRENDERED. IF YOUR CONTRACT VALUE IS $50,000 OR MORE, HARTFORD WAIVES THE ANNUAL MAINTENANCE FEE, SO THE EXAMPLE SHOWS CHARGES THAT ARE HIGHER THAN YOU WOULD HAVE TO PAY. WE CHANGE THE ANNUAL MAINTENANCE FEE FOR A $40,000 CONTRACT VALUE INTO A PERCENTAGE TO MORE EASILY CALCULATE THE CHARGES. THE PERCENTAGE WE USE IS 0.075%.

THE EXAMPLE ASSUMES THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THE EXAMPLE ALSO ASSUMES THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUMES THE HIGHEST TOTAL ANNUAL FUND OPERATING EXPENSES. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:

(1) If you Surrender your Contract at the end of the applicable time period:


1 year                                                                                $ 1,020
3 years                                                                               $ 1,741
5 years                                                                               $ 2,380
10 years                                                                              $ 4,117


(2) If you annuitize at the end of the applicable time period:


1 year                                                                                $   384
3 years                                                                               $ 1,181
5 years                                                                               $ 1,995
10 years                                                                              $ 4,108


(3) If you do not Surrender your Contract:


1 year                                                                                $   392
3 years                                                                               $ 1,189
5 years                                                                               $ 2,003
10 years                                                                              $ 4,117


CONDENSED FINANCIAL INFORMATION
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When Premium Payments are credited to your Sub-Accounts, they are converted into Accumulation Units by dividing the amount of your Premium Payments, minus any Premium Taxes, by the Accumulation Unit Value for that day. For more information on how Accumulation Unit Values are calculated see "How is the value of my Contract calculated before the Annuity Commencement Date?". Please refer to Appendix IV for information regarding the minimum and maximum class of Accumulation Unit Values. All classes of Accumulation Unit Values may be obtained, free of charge, by calling us at 1-800-521-0538.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                7

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HIGHLIGHTS

HOW DO I PURCHASE THIS CONTRACT?

You must complete our application or order request and submit it to us for approval with your first Premium Payment. Your first Premium Payment must be at least $1,000 and subsequent Premium Payments must be at least $500, unless you take advantage of our InvestEase(R) Program or are part of certain retirement plans.

> For a limited time, usually within ten days after you receive your Contract, you may cancel your Contract without paying a Contingent Deferred Sales Charge. You may bear the investment risk for your Premium Payment prior to our receipt of your request for cancellation.

WHAT TYPE OF SALES CHARGE WILL I PAY?

You don't pay a sales charge when you purchase your Contract. We may charge you a Contingent Deferred Sales Charge when you partially or fully Surrender your Contract. The Contingent Deferred Sales Charge will depend on the amount you choose to Surrender and the length of time the Premium Payment you made has been in your Contract.

The percentage used to calculate the Contingent Deferred Sales Charge is equal to:

NUMBER OF YEARS FROM     CONTINGENT DEFERRED
  PREMIUM PAYMENT           SALES CHARGE
---------------------------------------------
         1                        7%
         2                        6%
         3                        6%
         4                        5%
         5                        4%
         6                        3%
         7                        2%
     8 or more                    0%

You won't be charged a Contingent Deferred Sales Charge on:

X   The Annual Withdrawal Amount

X Premium Payments or earnings that have been in your Contract for more than seven years

X   Distributions made due to death

X Distributions under a program for substantially equal periodic payments made for your life expectancy

X   Most payments we make to you as part of your Annuity Payout

IS THERE AN ANNUAL MAINTENANCE FEE?

We deduct this $30 fee each year on your Contract Anniversary or when you fully Surrender your Contract, if, on either of those dates, the value of your Contract is less than $50,000.

WHAT CHARGES WILL I PAY ON AN ANNUAL BASIS?

In addition to the Annual Maintenance Fee, you pay the following charges each year:

- MORTALITY AND EXPENSE RISK CHARGE -- This charge is deducted daily and is equal to an annual charge of 1.25% of your Contract Value invested in the Sub-Accounts.

- ADMINISTRATIVE CHARGE -- This charge is for administration. It is deducted daily and is equal to an annual charge of 0.15% of your Contract Value invested in the Sub-Accounts.


- ANNUAL FUND OPERATING EXPENSES -- These are charges for the underlying Funds. See the Funds' prospectuses for more complete information.



- THE HARTFORD'S PRINCIPAL FIRST CHARGE -- The Hartford's Principal First is an option that can be elected at an additional charge. If you elect The Hartford's Principal First, we will deduct an additional charge on a daily basis that is based on your Contract Value invested in the Sub-Accounts. Once you elect this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts.


- OPTIONAL DEATH BENEFIT CHARGE -- If you elect the Optional Death Benefit, we will deduct an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.15% of your Contract Value invested in the Sub-Accounts.

- EARNINGS PROTECTION BENEFIT CHARGE -- If you elect the Earnings Protection Benefit, we will deduct an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.20% of your Contract Value invested in the Sub-Accounts.


Charges and fees may have a significant impact on Contract Values and the investment performance of Sub-Accounts. This impact may be more significant with Contracts with lower Contract Values.


CAN I TAKE OUT ANY OF MY MONEY?

You may Surrender all or part of the amounts you have invested at any time before we start making Annuity Payouts. Once Annuity Payouts begin, you may take full or partial Surrenders under the Payments for a Period Certain, Life Annuity with Payments for a Period Certain or the Joint and Last Survivor Life Annuity with Payments for a Period Certain Annuity Options, but only if you selected the variable dollar amount Annuity Payouts.

> You may have to pay income tax on the money you take out and, if you Surrender before you are age 59 1/2, you may have to pay a federal income tax penalty.

> You may have to pay a Contingent Deferred Sales Charge on the money you Surrender.



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8                                HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

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WILL HARTFORD PAY A DEATH BENEFIT?

There is a Death Benefit if the Contract Owner, joint Contract Owner or the Annuitant die before we begin to make Annuity Payouts. The Death Benefit will be calculated as of the date we receive a certified death certificate or other legal document acceptable to us. The Death Benefit amount will remain invested in the Sub-Accounts and Fixed Accumulation Feature according to your last instructions and will fluctuate with the performance of the underlying Funds.

If death occurs before the Annuity Commencement Date, the Death Benefit is the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders, or

- The Contract Value of your Contract, or

- Your Maximum Anniversary Value, which is described below.

The Maximum Anniversary Value is based on a series of calculations on Contract Anniversaries of Contract Values, Premium Payments and partial Surrenders. We will calculate an Anniversary Value for each Contract Anniversary prior to the deceased's 81st birthday or date of death, whichever is earlier.

If you purchase your Contract on or after May 1, 2002, the Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:

- Your Anniversary Value is increased by the dollar amount of any Premium Payments made since the Contract Anniversary; and

- Your Anniversary Value is reduced proportionally for any partial Surrenders. We calculate the proportion based on the amount of any partial Surrenders since the Contract Anniversary divided by your Contract Value at the time of Surrender.

If you purchase your Contract before May 1, 2002, the Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:

- Your Anniversary Value is increased by the dollar amount of any Premium Payments made since the Contract Anniversary; and

- Your Anniversary Value is reduced by the dollar amount of any partial Surrenders since the Contract Anniversary.

The Maximum Anniversary Value is equal to the greatest Anniversary Value attained from this series of calculations.

OPTIONAL DEATH BENEFIT -- If you elect the Optional Death Benefit at an additional charge, the Death Benefit will be the greatest of:

> The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders;

>   The Contract Value of your Contract;

>   Your Maximum Anniversary Value; or

> Your Interest Accumulation Value from the date your Optional Death Benefit is added to your Contract.

The Optional Death Benefit may not be available if the Contract Owner or Annuitant is age 76 or older. For Contracts issued in Washington, the Optional Death Benefit is not available. Once you elect the Optional Death Benefit, you cannot cancel it.

EARNINGS PROTECTION BENEFIT -- You may also elect the Earnings Protection Benefit at an additional charge. The Earnings Protection Benefit may not currently be available in your state and is not available in Washington. The Earnings Protection Benefit will not be available if you or your Annuitant is age 76 or older on the date the Earnings Protection Benefit is added to your Contract. Once you elect the Earnings Protection Benefit, you cannot cancel it.

If you and your Annuitant are age 69 or under on the date the Earnings Protection Benefit is added to your Contract, the death benefit calculation is the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders, or

- The Maximum Anniversary Value, or

- Your Contract Value on the date we receive a death certificate or other legal document acceptable to us plus 40% of the Contract gain since the date the Earnings Protection Benefit was added to your Contract.

If you or your Annuitant are age 70 through 75 on the date the Earnings Protection Benefit is added to your Contract, the percentage of Contract gain added to your Contract Value is reduced to 25%.

Your Contract gain is limited to or "capped" at a maximum of 200% of Contract Value on the date the Earnings Protection Benefit was added to your Contract plus Premium Payments not previously withdrawn made after the Earnings Protection Benefit was added to your Contract, excluding any Premium Payments made in the 12 months before the date of death. We subtract any adjustments for partial Surrenders.

WHAT ANNUITY PAYOUT OPTIONS ARE AVAILABLE?

When it comes time for us to make payouts, you may choose one of the following Annuity Payout Options: Life Annuity, Life Annuity with Cash Refund, Life Annuity with Payments for a Period Certain, Joint and Last Survivor Life Annuity, Joint and Last Survivor Life Annuity with Payments for a Period Certain and Payments for a Period Certain. We may make other Annuity Payout Options available at any time.

You must begin to take payments before the Annuitant's 90th birthday or the end of the 10th Contract Year, whichever comes later, unless you elect a later date to begin receiving payments subject to the laws and regulations then in effect and our approval. If you do not tell us what Annuity Payout Option you want before that time, we will make Automatic Annuity Payouts under the Life Annuity with Payments for a Period Certain Payout Option with a ten-year period certain payment option.

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HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                9

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Depending on the investment allocation of your Contract in effect on the
Annuity Commencement Date, we will make Automatic Annuity Payouts that are:

- Fixed dollar amount Automatic Annuity Payouts,

- Variable dollar amount Automatic Annuity Payouts, or

- A combination of fixed dollar amount and variable dollar amount Automatic Annuity Payouts.

GENERAL CONTRACT INFORMATION

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

Hartford Life and Annuity Insurance Company is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States, the District of Columbia and Puerto Rico, except New York. On January 1, 1998, Hartford's name changed from ITT Hartford Life and Annuity Insurance Company to Hartford Life and Annuity Insurance Company. We were originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104-2999. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.


THE SEPARATE ACCOUNT


The Separate Account is where we set aside and invest the assets of some of our annuity contracts, including this Contract. The Separate Account was established on March 1, 1993 and is registered as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision by the SEC of the management or the investment practices of the Separate Account or Hartford. The Separate Account meets the definition of "Separate Account" under federal securities law. This Separate Account holds only assets for variable annuity contracts. The Separate Account:

- Holds assets for your benefit and the benefit of other Contract Owners, and the persons entitled to the payouts described in the Contract.

- Is not subject to the liabilities arising out of any other business Hartford may conduct. However, all obligations under the Contract are general corporate obligations of Hartford.

- Is not affected by the rate of return of Hartford's General Account or by the investment performance of any of Hartford's other Separate Accounts.

- May be subject to liabilities from a Sub-Account of the Separate Account that holds assets of other variable annuity contracts offered by the Separate Account, which are not described in this prospectus.

- Is credited with income and gains, and takes losses, whether or not realized, from the assets it holds without regard to other income, gains or losses of Hartford.

We do not guarantee the investment results of the Separate Account. There is no assurance that the value of your Contract will equal the total of the payments you make to us.


In a low interest rate environment, yields for Money Market Sub-Accounts, after deduction of the Mortality and Expense Risk Charge, Administrative Expense Charge and Charges for Optional Benefits (if applicable), may be negative even though the underlying Fund's yield, before deducting for such charges, is positive. If you allocate a portion of your Contract Value to a Money Market Sub-Account or participate in an Asset Allocation Program where Contract Value is allocated to a Money Market Sub-Account under the applicable asset allocation model, that portion of your Contract Value may decrease in value.


THE FUNDS


FUNDS                                                         ADVISOR                                OBJECTIVE SUMMARY
-----------------------------------------------------------------------------------------------------------------------------------
PUTNAM AMERICAN GOVERNMENT INCOME FUND       Putnam Investment Management, LLC           High current income with preservation of
   SUB-ACCOUNT which purchases Class IA                                                  capital as its secondary objective
   shares of the Putnam VT American
   Government Income Fund of Putnam
   Variable Trust
PUTNAM CAPITAL APPRECIATION FUND             Putnam Investment Management, LLC           Capital appreciation
   SUB-ACCOUNT which purchases Class IA
   shares of the Putnam VT Capital
   Appreciation Fund of Putnam Variable
   Trust
PUTNAM CAPITAL OPPORTUNITIES FUND            Putnam Investment Management, LLC           Long-term growth of capital
   SUB-ACCOUNT which purchases Class IA
   shares of the Putnam VT Capital
   Opportunities Fund of Putnam Variable
   Trust




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10                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

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
FUNDS                                                         ADVISOR                                OBJECTIVE SUMMARY
-----------------------------------------------------------------------------------------------------------------------------------
PUTNAM DISCOVERY GROWTH FUND SUB-ACCOUNT     Putnam Investment Management, LLC           Long-term growth of capital
   which purchases Class IA shares of the
   Putnam VT Discovery Growth Fund of
   Putnam Variable Trust
PUTNAM DIVERSIFIED INCOME FUND               Putnam Investment Management, LLC           As high a level of current income as
   SUB-ACCOUNT which purchases Class IA      Sub-advised by Putnam Investments Limited   Putnam Management believes is consistent
   shares of the Putnam VT Diversified                                                   with preservation of capital
   Income Fund of Putnam Variable Trust
PUTNAM EQUITY INCOME FUND SUB-ACCOUNT        Putnam Investment Management, LLC           Capital growth and current income
   which purchases Class IA shares of the
   Putnam VT Equity Income Fund of Putnam
   Variable Trust
PUTNAM THE GEORGE PUTNAM FUND OF BOSTON      Putnam Investment Management, LLC           A balanced investment composed of a well
   FUND SUB-ACCOUNT which purchases Class                                                diversified portfolio of stocks and
   IA shares of the Putnam VT The George                                                 bonds which provide both capital growth
   Putnam Fund of Boston of Putnam                                                       and current income
   Variable Trust
PUTNAM GLOBAL ASSET ALLOCATION FUND          Putnam Investment Management, LLC           High level of long-term total return
   SUB-ACCOUNT which purchases Class IA                                                  consistent with preservation of capital
   shares of the Putnam VT Global Asset
   Allocation Fund of Putnam Variable
   Trust
PUTNAM GLOBAL EQUITY FUND SUB-ACCOUNT        Putnam Investment Management, LLC           Capital appreciation
   which purchases Class IA shares of the
   Putnam VT Global Equity Fund of Putnam
   Variable Trust
PUTNAM GROWTH AND INCOME FUND SUB-ACCOUNT    Putnam Investment Management, LLC           Capital growth and current income
   which purchases Class IA shares of the
   Putnam VT Growth and Income Fund of
   Putnam Variable Trust
PUTNAM GROWTH OPPORTUNITIES FUND             Putnam Investment Management, LLC           Capital appreciation
   SUB-ACCOUNT which purchases Class IA
   shares of the Putnam VT Growth
   Opportunities Fund of Putnam Variable
   Trust
PUTNAM HEALTH SCIENCES FUND SUB-ACCOUNT      Putnam Investment Management, LLC           Capital appreciation
   which purchases Class IA shares of the
   Putnam VT Health Sciences Fund of
   Putnam Variable Trust (Closed to
   Contracts issued on or after May 3,
   2004)
PUTNAM HIGH YIELD FUND SUB-ACCOUNT which     Putnam Investment Management, LLC           High current income. Capital growth is a
   purchases Class IA shares of the          Sub-advised by Putnam Investments Limited   secondary goal when consistent with
   Putnam VT High Yield Fund of Putnam                                                   achieving high current income
   Variable Trust
PUTNAM INCOME FUND SUB-ACCOUNT which         Putnam Investment Management, LLC           High current income consistent with what
   purchases Class IA shares of the                                                      Putnam Management believes to be prudent
   Putnam VT Income Fund of Putnam                                                       risk
   Variable Trust
PUTNAM INTERNATIONAL EQUITY FUND             Putnam Investment Management, LLC           Capital appreciation
   SUB-ACCOUNT which purchases Class IA      Sub-advised by Putnam Investments Limited
   shares of the Putnam VT International
   Equity Fund of Putnam Variable Trust




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HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               11

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
FUNDS                                                         ADVISOR                                OBJECTIVE SUMMARY
-----------------------------------------------------------------------------------------------------------------------------------
PUTNAM INTERNATIONAL GROWTH AND INCOME       Putnam Investment Management, LLC           Capital growth. Current income is a
   FUND SUB-ACCOUNT which purchases Class    Sub-advised by Putnam Investments Limited   secondary objective.
   IA shares of the Putnam VT
   International Growth and Income Fund
   of Putnam Variable Trust
PUTNAM INTERNATIONAL NEW OPPORTUNITIES       Putnam Investment Management, LLC           Long-term capital appreciation
   FUND SUB-ACCOUNT which purchases Class
   IA shares of the Putnam VT
   International New Opportunities Fund
   of Putnam Variable Trust
PUTNAM INVESTORS FUND SUB-ACCOUNT which      Putnam Investment Management, LLC           Long-term growth of capital and any
   purchases Class IA shares of the                                                      increased income that results from this
   Putnam VT Investors Fund of Putnam                                                    growth
   Variable Trust
PUTNAM MID CAP VALUE FUND SUB-ACCOUNT        Putnam Investment Management, LLC           Capital appreciation and, as a secondary
   which purchases Class IA shares of the                                                objective, current income
   Putnam VT Mid Cap Value Fund of Putnam
   Variable Trust
PUTNAM MONEY MARKET FUND SUB-ACCOUNT         Putnam Investment Management, LLC           As high a rate of current income as
   which purchases Class IA shares of the                                                Putnam Management believes is consistent
   Putnam VT Money Market Fund of Putnam                                                 with preservation of capital and
   Variable Trust                                                                        maintenance of liquidity
PUTNAM NEW OPPORTUNITIES FUND SUB-ACCOUNT    Putnam Investment Management, LLC           Long-term capital appreciation
   which purchases Class IA shares of the
   Putnam VT New Opportunities Fund of
   Putnam Variable Trust
PUTNAM NEW VALUE FUND SUB-ACCOUNT which      Putnam Investment Management, LLC           Long-term capital appreciation
   purchases Class IA shares of the
   Putnam VT New Value Fund of Putnam
   Variable Trust
PUTNAM OTC & EMERGING GROWTH FUND            Putnam Investment Management, LLC           Capital appreciation
   SUB-ACCOUNT which purchases Class IA
   shares of the Putnam VT OTC & Emerging
   Growth Fund of Putnam Variable Trust
PUTNAM RESEARCH FUND SUB-ACCOUNT which       Putnam Investment Management, LLC           Capital appreciation
   purchases Class IA shares of the
   Putnam VT Research Fund of the Putnam
   Variable Trust
PUTNAM SMALL CAP VALUE FUND SUB-ACCOUNT      Putnam Investment Management, LLC           Capital appreciation
   which purchases Class IA shares of the
   Putnam VT Small Cap Value Fund of
   Putnam Variable Trust
PUTNAM UTILITIES GROWTH AND INCOME FUND      Putnam Investment Management, LLC           Capital growth and current income
   SUB-ACCOUNT which purchases Class IA      Sub-advised by Putnam Investments Limited
   shares of the Putnam VT Utilities
   Growth and Income Fund of Putnam
   Variable Trust (Closed to Contracts
   issued on or after May 3, 2004)




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12                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

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
FUNDS                                                         ADVISOR                                OBJECTIVE SUMMARY
-----------------------------------------------------------------------------------------------------------------------------------
PUTNAM VISTA FUND SUB-ACCOUNT which          Putnam Investment Management, LLC           Capital appreciation
   purchases Class IA shares of the
   Putnam VT VistaFund of Putnam Variable
   Trust
PUTNAM VOYAGER FUND SUB-ACCOUNT which        Putnam Investment Management, LLC           Capital appreciation
   purchases Class IA shares of the
   Putnam VT Voyager Fund of Putnam
   Variable Trust



We do not guarantee the investment results of any of the underlying Funds. Since each underlying Fund has different investment objectives, each is subject to different risks. These risks and the Funds' expenses are more fully described in the Funds' prospectus, and the Funds' Statement of Additional Information which may be ordered from us. The Funds' prospectus should be read in conjunction with this prospectus before investing.


The Funds may not be available in all states.


The Funds are generally managed in styles similar to other open-end investment companies which are managed by Putnam Management and whose shares are generally offered to the public. These other Putnam funds may, however, employ different investment practices and may invest in securities different from those in which their counterpart Funds invest, and consequently will not have identical portfolios or experience identical investment results.


Subject to the general oversight of the Trustees of Putnam Variable Trust, Putnam Management manages the Funds' portfolios in accordance with their stated investment objectives and policies, makes investment decisions for the Funds, places orders to purchase and sell securities on behalf of the Funds, and administers the affairs of the Funds. For its services, the Funds pay Putnam Management a quarterly fee. See the accompanying Funds prospectus for a more complete description of Putnam Management and the respective fees of the Funds.


MIXED AND SHARED FUNDING -- Shares of the Funds may be sold to our other separate accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and variable life insurance policies, a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of Contract Owners, and of owners of other contracts whose contract values are allocated to one or more of these other separate accounts investing in any one of the Funds. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another underlying fund. There are certain risks associated with mixed and shared funding. These risks are disclosed in the Funds' prospectus.


VOTING RIGHTS -- We are the legal owners of all Fund shares held in the Separate Account and we have the right to vote at the Fund's shareholder meetings. To the extent required by federal securities laws or regulations, we will:

- Notify you of any Fund shareholders' meeting if the shares held for your Contract may be voted.

- Send proxy materials and a form of instructions that you can use to tell us how to vote the Fund shares held for your Contract.

- Arrange for the handling and tallying of proxies received from Contract
  Owners.

- Vote all Fund shares attributable to your Contract according to instructions received from you, and

- Vote all Fund shares for which no voting instructions are received in the same proportion as shares for which instructions have been received.

If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares on our own, we may decide to do so. You may attend any shareholder meeting at which shares held for your Contract may be voted. After we begin to make Annuity Payouts to you, the number of votes you have will decrease.

SUBSTITUTIONS, ADDITIONS, OR DELETIONS OF FUNDS -- We reserve the right, subject to any applicable law, to make certain changes to the Funds offered under your contract. We may, in our sole discretion, establish new Funds. New Funds will be made available to existing Contract Owners as we determine appropriate. We may also close one or more Funds to additional Premium Payments or transfers from existing Sub-Accounts.

We may eliminate the shares of any of the Funds from the Contract for any reason and we may substitute shares of another registered investment company for the shares of any Fund already purchased or to be purchased in the future by the Separate Account. To the extent required by the Investment Company Act of 1940 (the "1940 Act"), substitutions of shares attributable to your interest in a Fund will not be made until we have the approval of the Commission and we have notified you of the change.

In the event of any substitution or change, we may, by appropriate endorsement, make any changes in the Contract necessary or appropriate to reflect the substitution or change. If we decide that it is in the best interest of the Contract Owners, the Separate Account may be operated as a management



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HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               13

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company under the 1940 Act or any other form permitted by law, may be de-
registered under the 1940 Act in the event such registration is no longer required, or may be combined with one or more other Separate Accounts.

ADMINISTRATIVE AND DISTRIBUTION SERVICES -- Hartford has entered into agreements with the investment advisers or distributors of many of the Funds. Under the terms of these agreements, Hartford provides administrative and distribution related services and the Funds pay fees to Hartford that are usually based on an annual percentage of the average daily net assets of the Funds. These agreements may be different for each Fund or each Fund family and may include fees paid under a distribution and/or servicing plan adopted by a Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940.

PERFORMANCE RELATED INFORMATION


The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.



When a Sub-Account advertises its standardized total return, it will usually be calculated since the date of the Separate Account's inception for one year, five years, and ten years or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. Total return calculations reflect a deduction for Total Annual Fund Operating Expenses, any Contingent Deferred Sales Charge, Separate Account Annual Expenses without any optional charge deductions, and the Annual Maintenance Fee.


The Separate Account may also advertise non-standardized total returns that pre-date the inception of the Separate Account. These non-standardized total returns are calculated by assuming that the Sub-Accounts have been in existence for the same periods as the underlying Funds and by taking deductions for charges equal to those currently assessed against the Sub-Accounts. Non-standardized total return calculations reflect a deduction for Total Annual Fund Operating Expenses and Separate Account Annual Expenses without any optional charge deductions, and do not include deduction for Contingent Deferred Sales Charge or the Annual Maintenance Fee. This means the non-standardized total return for a Sub-Account is higher than the standardized total return for a Sub-Account. These non-standardized returns must be accompanied by standardized returns.


If applicable, the Sub-Accounts may advertise yield in addition to total return. This yield is based on the 30-day SEC yield of the underlying Fund less the recurring charges at the Separate Account level.



A money market Sub-Account may advertise yield and effective yield. The yield of a Sub-Account is based upon the income earned by the Sub-Account over a seven-day period and then annualized, i.e. the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but when annualized, the income earned by the investment is compounded in the course of a 52-week period. Yield and effective yield include the recurring charges at the Separate Account level.


We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as systematic investing, Dollar Cost Averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contract and the characteristics of and market for such alternatives.

FIXED ACCUMULATION FEATURE

IMPORTANT INFORMATION YOU SHOULD KNOW: THIS PORTION OF THE PROSPECTUS RELATING TO THE FIXED ACCUMULATION FEATURE IS NOT REGISTERED UNDER THE SECURITIES ACT OF 1933 ("1933 ACT") AND THE FIXED ACCUMULATION FEATURE IS NOT REGISTERED AS AN INVESTMENT COMPANY UNDER THE 1940 ACT. THE FIXED ACCUMULATION FEATURE OR ANY OF ITS INTERESTS ARE NOT SUBJECT TO THE PROVISIONS OR RESTRICTIONS OF THE 1933 ACT OR THE 1940 ACT, AND THE STAFF OF THE SECURITIES AND EXCHANGE COMMISSION HAS NOT REVIEWED THE DISCLOSURE REGARDING THE FIXED ACCUMULATION FEATURE. THE FOLLOWING DISCLOSURE ABOUT THE FIXED ACCUMULATION FEATURE MAY BE SUBJECT TO CERTAIN GENERALLY APPLICABLE PROVISIONS OF THE FEDERAL SECURITIES LAWS REGARDING THE ACCURACY AND COMPLETENESS OF DISCLOSURE.

Premium Payments and Contract Values allocated to the Fixed Accumulation Feature become a part of our General Account assets. We invest the assets of the General Account according to the laws governing the investments of insurance company General Accounts. Premium Payments and Contract Values allocated to the Fixed Accumulation Feature are available to our general creditors.

In most states, we guarantee that we will credit interest at an annual effective rate of not less than 3% per year, compounded



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14                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

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annually, to amounts you allocate to the Fixed Accumulation Feature. In some states, the minimum guaranteed interest rate is lower. If your Contract was issued before May 1, 2003, the minimum guaranteed interest rate is 3%. We reserve the right to change the rate subject only to applicable state insurance law.

We may credit interest at a rate in excess of the minimum guaranteed interest rate per year. We will periodically publish the Fixed Accumulation Feature interest rates currently in effect. There is no specific formula for determining interest rates. Some of the factors that we may consider in determining whether to credit excess interest are; general economic trends, rates of return currently available and anticipated on our investments, regulatory and tax requirements and competitive factors. We will account for any deductions, Surrenders or transfers from the Fixed Accumulation Feature on a "first-in first-out basis."

IMPORTANT: ANY INTEREST CREDITED TO AMOUNTS YOU ALLOCATE TO THE FIXED ACCUMULATION FEATURE IN EXCESS OF THE MINIMUM GUARANTEED INTEREST RATE PER YEAR WILL BE DETERMINED AT OUR SOLE DISCRETION. YOU ASSUME THE RISK THAT INTEREST CREDITED TO THE FIXED ACCUMULATION FEATURE MAY NOT EXCEED THE MINIMUM GUARANTEED INTEREST RATE FOR ANY GIVEN YEAR.

From time to time, we may credit increased interest rates under certain programs established in our sole discretion

If you purchased your Contract after May 1, 2002, we may restrict your ability to allocate amounts to the Fixed Accumulation Feature during any time period that our credited rate of interest is equal to the minimum guaranteed interest rate.

DOLLAR COST AVERAGING PLUS ("DCA PLUS") PROGRAMS -- You may enroll in one or more special pre-authorized transfer programs known as our DCA Plus Programs (the "Programs"). Under these Programs, Contract Owners who enroll may allocate a minimum of $5,000 of their Premium Payment into a Program (we may allow a lower minimum Premium Payment for qualified plan transfers or rollovers, including IRAs) and pre-authorize transfers from our Fixed Accumulation Feature to any of the Sub-Accounts under either a 6-Month Transfer Program or 12-Month Transfer Program subject to Program rules. The 6-Month Transfer Program and the 12-Month Transfer Program will generally have different credited interest rates. Under the 6-Month Transfer Program, the interest rate can accrue up to 6 months and all Premium Payments and accrued interest must be transferred from the Program to the selected Sub-Accounts in 3 to 6 months. Under the 12-Month Transfer Program, the interest rate can accrue up to 12 months and all Premium Payments and accrued interest must be transferred to the selected Sub-Accounts in 7 to 12 months. This will be accomplished by monthly transfers for the period selected and with the final transfer of the entire amount remaining in the Program.

The pre-authorized transfers will begin within 15 days of receipt of the Program payment provided we receive complete enrollment instructions. If we do not receive complete Program enrollment instructions within 15 days of receipt of the initial Program payment, the Program will be voided and the entire balance in the Program will be transferred to the Accounts designated by you. If you do not designate an Account, we will return your Program payment to you for further instruction. If your Program payment is less than the required minimum amount, we will apply it to your Contract according to your instructions on record for a subsequent Premium Payment.

Under the DCA Plus Programs, the credited interest rate is not earned on the full amount of your Premium Payment for the entire length of the Program. This is because Program transfers to the Sub-Accounts decrease the amount of your Premium Payment remaining in the Program.

All Program payments, including any subsequent Program payment, must meet the Program minimum. Any subsequent Program payments we receive during an active Program transfer period which are received during the same interest rate effective period will be credited to the current Program. Any subsequent Program payments we receive during an active Program transfer period which are received during a different interest rate effective period will be used to start a new Program. That Program will be credited with the interest rate in effect on the date we start the new Program. Unless you send us different instructions, the new Program will be the same length of time as your current Program and will allocate the subsequent Program payments to the same Sub-Accounts.

The DCA Plus Program may credit a higher interest rate but it does not ensure a profit or protect you against a loss in declining markets.

Hartford may limit the total number of DCA Programs and DCA Plus Programs to 5 Programs open at any one time.

We determine, in our sole discretion, the interest rates credited to the Program. These interest rates may vary depending on the Contract you purchased. Please consult your Registered Representative to determine the interest rate for your Program.


You may elect to terminate the transfers by calling or writing us of your intent to cancel enrollment in the Program. Upon cancellation, all the amounts remaining in the Program will be immediately transferred to the Sub-Accounts you selected for the Program unless you provide us with different instructions.


We may discontinue, modify or amend the Programs or any other interest rate program we establish. Any change to a Program will not affect Contract Owners currently enrolled in the Program.

If you make systematic transfers from the Fixed Accumulation Feature under a Dollar Cost Averaging Program or DCA Plus Program, you must wait 6 months after your last systematic transfer before moving Sub-Account Values back to the Fixed Accumulation Feature.

In Oregon, you may only sign up for DCA Plus Programs that are six months or longer.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               15

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THE CONTRACT

PURCHASES AND CONTRACT VALUE

WHAT TYPES OF CONTRACTS ARE AVAILABLE?

The Contract is an individual or group tax-deferred variable annuity contract. It is designed for retirement planning purposes and may be purchased by any individual, group or trust, including:

- Any trustee or custodian for a retirement plan qualified under Sections 401(a) or 403(a) of the Code;

- Annuity purchase plans adopted by public school systems and certain tax-exempt organizations according to Section 403(b) of the Code;

- Individual Retirement Annuities adopted according to Section 408 of the Code;

- Employee pension plans established for employees by a state, a political subdivision of a state, or an agency of either a state or a political subdivision of a state; and

- Certain eligible deferred compensation plans as defined in Section 457 of the Code.

The examples above represent qualified Contracts, as defined by the Code. In addition, individuals and trusts can also purchase Contracts that are not part of a tax qualified retirement plan. These are known as non-qualified Contracts.

If you are purchasing the Contract for use in an IRA or other qualified retirement plan, you should consider other features of the Contract besides tax deferral, since any investment vehicle used within an IRA or other qualified plan receives tax deferred treatment under the Code.

This prospectus describes two versions of the Contract. Series VI of the Contract was sold before May 1, 2002. Series VIR of the Contract is sold on or after May 1, 2002, or the date your state approved Series VIR for sale, if later.

HOW DO I PURCHASE A CONTRACT?

You may purchase a Contract by completing and submitting an application or an order request along with an initial Premium Payment. For most Contracts, the minimum initial Premium Payment is $1,000. For additional Premium Payments, the minimum Premium Payment is $500. Under certain situations, we may allow smaller Premium Payments, for example, if you enroll in our InvestEase Program or are part of certain tax qualified retirement plans. Prior approval is required for any Premium Payment that would equal or exceed $1,000,000 when combined with the total Premium Payments made to this Contract and any other Contract we issue to you or to your Annuitant.

You and your Annuitant must not be older than age 85 on the date that your Contract is issued. You must be of legal age in the state where the Contract is being purchased or a guardian must act on your behalf.

For Contracts issued in Oregon, premium payments will only be accepted prior to the third Contract Anniversary. For Contracts issued in Massachusetts, subsequent premium payments will only be accepted until the Annuitant's 63rd birthday or the third Contract Anniversary, whichever is later.

HOW ARE PREMIUM PAYMENTS APPLIED TO MY CONTRACT?


Your initial Premium Payment will be invested within two Valuation Days of our receipt of a properly completed application or an order request and the Premium Payment. If we receive your subsequent Premium Payment before the close of the New York Stock Exchange, it will be invested on the same Valuation Day. If we receive your Premium Payment after the close of the New York Stock Exchange, it will be invested on the next Valuation Day. If we receive your subsequent Premium Payment on a Non-Valuation Day, the amount will be invested on the next Valuation Day. Unless we receive new instructions, we will invest the Premium Payment based on your last allocation instructions on record. We will send you a confirmation when we invest your Premium Payment.


If the request or other information accompanying the initial Premium Payment is incomplete when received, we will hold the money in a non-interest bearing account for up to five Valuation Days while we try to obtain complete information. If we cannot obtain the information within five Valuation Days, we will either return the Premium Payment and explain why the Premium Payment could not be processed or keep the Premium Payment if you authorize us to keep it until you provide the necessary information.

CAN I CANCEL MY CONTRACT AFTER I PURCHASE IT?

We want you to be satisfied with the Contract you have purchased. We urge you to closely examine its provisions. If for any reason you are not satisfied with your Contract, simply return it within ten days after you receive it with a written request for cancellation that indicates your tax-withholding instructions. In some states, you may be allowed more time to cancel your Contract. We will not deduct any Contingent Deferred Sales Charges during this time. We may require additional information, including a signature guarantee, before we can cancel your Contract.

Unless otherwise required by state law, Hartford will pay you your Contract Value on the day we receive your request to cancel. The Contract Value may be more or less than your Premium Payments depending upon the performance of your Sub-Accounts. This means that you bear the risk of any decline in your Contract Value until we receive your notice of cancellation. We do not refund any fees or charges deducted during this period. In certain states, we are required to return your Premium Payment if you decide to cancel your Contract.

HOW IS THE VALUE OF MY CONTRACT CALCULATED BEFORE THE ANNUITY COMMENCEMENT
DATE?

The Contract Value is the sum of all Accounts. There are two things that affect your Sub-Account value: (1) the number of Accumulation Units and (2) the Accumulation Unit Value. The Sub-Account value is determined by multiplying the number of Accumulation Units by the Accumulation Unit Value. On any Valuation Day your Contract Value reflects the investment



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16                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

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performance of the Sub-Accounts and will fluctuate with the performance of the underlying Funds.

When Premium Payments are credited to your Sub-Accounts, they are converted into Accumulation Units by dividing the amount of your Premium Payments, minus any Premium Taxes, by the Accumulation Unit Value for that day. The more Premium Payments you make to your Contract, the more Accumulation Units you will own. You decrease the number of Accumulation Units you have by requesting Surrenders, transferring money out of a Sub-Account, settling a Death Benefit claim or by annuitizing your Contract.

To determine the current Accumulation Unit Value, we take the prior Valuation Day's Accumulation Unit Value and multiply it by the Net Investment Factor for the current Valuation Day.

The Net Investment Factor is used to measure the investment performance of a Sub-Account from one Valuation Day to the next. The Net Investment Factor for each Sub-Account equals:

- The net asset value per share plus applicable distributions per share of each Fund at the end of the current Valuation Day; divided by

- The net asset value per share of each Fund at the end of the prior Valuation Day; multiplied by

- Contract charges including the daily expense factor for the mortality and expense risk charge and any other periodic expenses, including charges for optional benefits, adjusted for the number of days in the period.

We will send you a statement at least annually, which tells you how many Accumulation Units you have, their value and your total Contract Value.

CAN I TRANSFER FROM ONE SUB-ACCOUNT TO ANOTHER?


You may make transfers between the Sub-Accounts offered in this Contract according to our policies and procedures as amended from time to time.


WHAT IS A SUB-ACCOUNT TRANSFER?


A Sub-Account transfer is a transaction requested by you that involves reallocating part or all of your Contract Value among the underlying Funds available in your Contract.



You may transfer from one Sub-Account to another before and after the Annuity Commencement Date. Your transfer request will be processed on the day that it is received in good order as long as it is received on a Valuation Day before the end of any Valuation Day. Otherwise, your request will be processed on the following Valuation Day. We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.


WHAT HAPPENS WHEN I REQUEST A SUB-ACCOUNT TRANSFER?

When you request a Sub-Account transfer, Hartford sells shares of the underlying Fund that makes up the Sub-Account you are transferring from and buys shares of the underlying Fund that makes up the Sub-Account you want to transfer into.

Each day, many Contract Owners request Sub-Account transfers. Some request transfers into a particular Sub-Account, and others request transfers out of a particular Sub-Account. In addition, each day some Contract Owners allocate new Premium Payments to Sub-Accounts, and others request Surrenders. Hartford combines all the requests to transfer out of a Sub-Account along with all Surrenders from that Sub-Account and determines how many shares of that Sub-Account's underlying Fund Hartford would need to sell to satisfy all Contract Owners' "transfer-out" requests. At the same time, Hartford also combines all the requests to transfer into a particular Sub-Account or new Premium Payments allocated to that Sub-Account and determines how many shares of that Sub-Account's underlying Fund Hartford would need to buy to satisfy all Contract Owners' "transfer-in" requests.


In addition, many of the underlying Funds that are available as investment options in Hartford's variable annuity products are also available as investment options in variable life insurance policies, retirement plans, group funding agreements and other products offered by Hartford or our affiliates. Each day, investors and participants in these other products engage in transactions similar to the Sub-Account transfers described for variable annuity Contract Owners.



Hartford takes advantage of its size and available technology to combine the sales of a particular underlying Fund for many of the variable annuities, variable life insurance policies, retirement plans, group funding agreements or other products offered by Hartford. We also combine all the purchases of that particular underlying Fund for many of the products we offer. We then "net" those trades. This means that we sometimes reallocate shares of an underlying Fund within the accounts at Hartford rather than buy new shares or sell shares of the underlying Fund.



For example, if we combine all transfer-out requests and Surrenders of a Stock Fund Sub-Account with all other sales of that underlying Fund from all our other products, we may have to sell $1 million dollars of that Fund on any particular day. However, if other Contract Owners and the owners of other products offered by Hartford, want to purchase or transfer-in an amount equal to $300,000 of that Fund, then Hartford would send a sell order to the underlying Fund for $700,000, which is a $1 million sell order minus the purchase order of $300,000.


WHAT RESTRICTIONS ARE THERE ON MY ABILITY TO MAKE A SUB-ACCOUNT TRANSFER?

You should be aware that there are several important restrictions on your ability to make a Sub-Account transfer.


FIRST, YOU MAY MAKE ONLY ONE SUB-ACCOUNT TRANSFER EACH DAY. Hartford limits each Contract Owner to one Sub-Account transfer each day. Hartford counts all Sub-Account transfer activity that occurs on any one day as one Sub-Account transfer, except you cannot transfer the same Contract Value more than once a day.


For example, if the only transfer you make on a day is a transfer of $10,000 from a Money Market Fund Sub-Account into another Sub-Account, it would count as one Sub-Account transfer. If, however, on a single day you transfer $10,000 out of the Money Market Fund Sub-Account into five other



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Sub-Accounts (dividing the $10,000 among the five other Sub-Accounts however you chose), that day's transfer activity would count as one Sub-Account transfer. Likewise, if on a single day you transferred $10,000 out of the Money Market Fund Sub-Account into ten other Sub-Accounts (dividing the $10,000 among the ten other Sub-Accounts however you chose), that day's transfer activity would count as one Sub-Account transfer. Conversely, if you have $10,000 in Contract Value distributed among 10 different Sub-Accounts and you request to transfer the Contract Value in all those Sub-Accounts into one Sub-Account, that would also count as one Sub-Account transfer.

However, you cannot transfer the same Contract Value more than once in one day. That means if you have $10,000 in the Money Market Fund Sub-Account and you transfer all $10,000 into a Stock Fund Sub-Account, on that same day you could not then transfer the $10,000 out of the Stock Fund Sub-Account into another Sub-Account.

SECOND, HARTFORD HAS IMPLEMENTED POLICIES DESIGNED TO RESTRICT EXCESSIVE SUB-ACCOUNT TRANSFERS. You should not purchase this Contract if you want to make frequent Sub-Account transfers for any reason. In particular, Hartford does not want you to purchase this Contract if you plan to engage in "market timing," which includes frequent transfer activity into and out of the same underlying Fund, or engaging in frequent Sub-Account transfers in order to exploit inefficiencies in the pricing of the underlying Fund.

Hartford attempts to curb frequent transfers in the following ways:


X   20 Transfer Rule; and



X   Abusive Transfer Policy.



THE 20 TRANSFER RULE -- Hartford employs the "20 Transfer Rule" to help curb frequent Sub-Account transfers. Under this policy, you are allowed to submit a total of 20 Sub-Account transfer requests each Contract Year for each Contract by any of the following methods: U.S. Mail, Voice Response Unit, Internet or telephone. Once these 20 Sub-Account transfers have been requested, you may submit any additional Sub-Account transfer requests only in writing by U.S. Mail or overnight delivery service. Transfer requests by telephone, Voice Response Unit, via the internet or sent by same day mail or courier service will not be accepted. If you want to cancel a written Sub-Account transfer, you must also cancel it in writing by U.S. Mail or overnight delivery service. We will process the cancellation request as of the day we receive it in good order.



We actively monitor Contract Owners' compliance with this policy. We will send you a letter after your 10th Sub-Account transfer to remind you of our Sub-Account transfer policy. After your 20th transfer request, our computer system will not allow you to do another Sub-Account transfer by telephone, Voice Response Unit or via the internet. You will be instructed to send your Sub-Account transfer request by U.S. Mail or overnight delivery service.


Each Contract Anniversary, we reset your transfers to allow 20 new Sub-Account transfers by any means.

We may make changes to this policy at any time.

ABUSIVE TRANSFER POLICY -- Regardless of the number of Sub-Account transfers you have done under the 20 Transfer Rule, you still may have your Sub-Account transfer privileges restricted if you violate the Abusive Transfer Policy, which is designed to respond to market timing activity observed by the underlying Funds.

Under the Abusive Transfer Policy, we rely on the underlying Funds to identify a pattern or frequency of Sub-Account transfers that the underlying Fund wants us to investigate. Most often, the underlying Fund will identify a particular day where it experienced a higher percentage of shares bought followed closely by a day where it experienced the almost identical percentage of shares sold. Once an underlying Fund contacts us, we run a report that identifies all Contract Owners who transferred in or out of that underlying Fund's Sub-Account on the day or days identified by the underlying Fund. We then review the Contracts on that list to determine whether transfer activity of each identified Contract violates our written Abusive Transfer Policy. We don't reveal the precise details of this policy to make it more difficult for abusive traders to adjust their behavior to escape detection under this procedure. We can tell you that we consider some or all of the following factors in our review:

- the dollar amount of the transfer;

- the total assets of the Funds involved in the transfer;


- the number of transfers completed in the current calendar quarter;



- whether the transfer is part of a pattern of transfers designed to take advantage of short term market fluctuations or market inefficiencies; or



- the policies and procedures of a potentially affected underlying Fund regarding frequent trading



Separate Account investors could be precluded from purchasing Fund shares if we reach an impasse on the execution of Fund abusive trading instructions.


If you meet the criteria established in our Abusive Transfer Policy, we will terminate your Sub-Account transfer privileges until your next Contract Anniversary, at which point your transfer privileges will be reinstated. Since we combine all the purchases of a particular underlying Fund for all the products through net trades, the underlying Fund is unable to identify transfers of any specific Contract Owner. As a result, there is the risk that the underlying Fund may not be able to identify abusive transfers.


Upon request by an underlying Fund, and subject to applicable law, we may provide the underlying Fund with the Tax Identification Number, and other identifying information contained in our records, of Contract Owners that engaged in Sub-Account transfers that resulted in our purchase, redemption, transfer or exchange of the shares of that underlying Fund.


ARE THERE ANY EXCEPTIONS TO THESE POLICIES?

INDIVIDUAL EXCEPTIONS. Except for the exceptions listed below, Hartford does not make any exceptions to its policies



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restricting frequent trading. This means that if you request to be excused from any of the policies and to be permitted to engage in a Sub-Account transfer that would violate any of these policies, Hartford will refuse your request.


SOME ESTABLISHED EXCEPTIONS. You should be aware, however, that the 20 Transfer Rule and the Abusive Transfer Policy do not apply in all circumstances, which we describe here:



- The 20 Transfer Rule does not apply to Sub-Account transfers that occur automatically as part of an established asset allocation program or asset rebalancing program that rebalances a Contract Owner's holdings on a periodic, pre-established basis according to the prior written instructions of the Contract Owner or as part of a DCA program, including the DCA Plus program. That means that transfers that occur under these programs are not counted toward the 20 transfers allowed under the 20 Transfer Rule. We don't apply the 20 Transfer Rule to programs, like asset rebalancing, asset allocation and DCA programs, that allow Sub-Account transfers on a regularly scheduled basis because the underlying Funds expect these transfers and they usually do not represent the type of Sub-Account transfers that the underlying Funds find problematic.



- Many of the group variable annuities or group funding agreements are offered to retirement plans, and plan sponsors administer their plan according to Plan documents and administrative services agreements. If these retirement plan documents and administrative services agreements have no restrictions on Sub-Account transfers, then Hartford cannot apply the 20 Transfer Rule and may not be able to apply any other restriction on transfers. Hartford has been working with plan sponsors and plan administrators to ensure that any frequent transfer activity is identified and deterred. Hartford has had only limited success in this area. Frequent transfers by individuals or entities that occur in other investment or retirement products provided by Hartford could have the same abusive affect as frequent Sub-Account transfers done by Contract Owners of this Contract.



Other than these exceptions, the only other exceptions to the 20 Transfer Rule impose more restrictive limitations than the 20 Transfer Rule. For example, in Oregon, we have the contractual right to limit Sub-Account transfers to only one Sub-Account transfer every 30 days and to require that the transfer request be sent in writing. We currently do not enforce this right, but should we choose to do so, it would be an exception to the 20 Transfer Rule.


POSSIBILITY OF UNDETECTED FREQUENT TRADING IN THE UNDERLYING FUNDS. In addition to the exceptions we have just described, you should also be aware that there may be frequent trading in the underlying Funds that Hartford is not able to detect and prevent, which we describe here:

- There is a variable annuity that we offer that has no Contingent Deferred Sales Charge. We are aware that frequent traders have used this annuity in the past to engage in frequent Sub-Account transfers that does not violate the precise terms of the 20 Transfer Rule. We believe that we have addressed this practice by closing all the international and global funds available in the annuity. However, we cannot always tell if there is frequent trading in this product.


- These policies apply only to individuals and entities that own this Contract and any subsequent or more recent versions of this Contract. However, the underlying Funds that make up the Sub-Accounts of this Contract are available for use with many different variable life insurance policies, variable annuity products and funding agreements, and they are offered directly to certain qualified retirement plans. Some of these products and plans may have less restrictive transfer rules or no transfer restrictions at all.


HOW AM I AFFECTED BY FREQUENT SUB-ACCOUNT TRANSFERS?

Frequent Sub-Account transfers often result in frequent purchases and redemptions of shares of the underlying Fund. Frequent purchases and redemptions of the shares of the underlying Funds may increase your costs under this Contract and may also lower your Contract's overall performance. Your costs may increase because the underlying Fund will pass on any increase in fees related to the frequent purchase and redemption of the underlying Fund's stocks. There would also be administrative costs associated with these transactions.

Frequent transfers may also cause an underlying Fund to hold more cash than the underlying Fund would like to hold. A large cash position means that the underlying Fund will not be fully invested and may miss a rise in value of the securities that the Fund would have purchased. If the underlying Fund chooses not to hold a larger cash position, then it may have to sell securities that it would have otherwise like to have kept, in order to meet its redemption obligations. Both of these measures could result in lower performance of the underlying Fund, which in turn would result in lower overall performance of your Contract.

Because frequent transfers may raise the costs associated with this Contract and lower performance, the effect may be a lower Death Benefit paid to your Beneficiary or lower annuity payouts for your Payee.

WHAT IF A PROSPECTUS FOR THE UNDERLYING FUNDS HAS DIFFERENT POLICIES AND PROCEDURES REGARDING FREQUENT TRADING?


While the prospectuses for the underlying Funds may describe policies and procedures regarding frequent trading that may be different from those described in the variable annuity prospectus, the policies and procedures described in the variable annuity prospectus control how we administer Sub-Account transfers.


We will continue to monitor transfer activity and Hartford may modify these restrictions at any time.

FIXED ACCUMULATION FEATURE TRANSFERS -- During each Contract Year, you may make transfers out of the Fixed Accumulation Feature to Sub-Accounts. All transfer allocations must be in whole numbers (e.g., 1%). You may transfer either:

- 30% of your total amount in the Fixed Accumulation Feature, or

- An amount equal to the largest previous transfer.



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These transfer limits do not include transfers done through Dollar Cost
Averaging or the DCA Plus Program.

If your interest rate renews at a rate at least 1% lower than your prior interest rate, you may transfer an amount equal to up to 100% of the amount to be invested at the renewal rate. You must make this transfer request within 60 days of being notified of the renewal rate.

FIXED ACCUMULATION FEATURE TRANSFER RESTRICTIONS -- We reserve the right to defer transfers from the Fixed Accumulation Feature for up to 6 months from the date of your request. After any transfer, you must wait 6 months before moving Sub-Account Values back to the Fixed Accumulation Feature.


TELEPHONE AND INTERNET TRANSFERS -- You can make transfers by contacting us.



Transfer instructions received by telephone on any Valuation Day before the close of the New York Stock Exchange will be carried out that day. Otherwise, the instructions will be carried out at the end of on the next Valuation Day.



Transfer instructions you send electronically are considered to be received by Hartford at the time and date stated on the electronic acknowledgement Hartford returns to you. If the time and date indicated on the acknowledgement is before the end of any Valuation Day, the instructions will be carried out that day. Otherwise, the instructions will be carried out at the end of the next Valuation Day. If you do not receive an electronic acknowledgement, you should telephone us as soon as possible.


We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.

Telephone or Internet transfer requests may currently only be cancelled by calling us before the close of the New York Stock Exchange on the day you made the transfer request.

Hartford, our agents or our affiliates are NOT responsible for losses resulting from telephone or electronic requests that we believe are genuine. We will use reasonable procedures to confirm that instructions received by telephone or through our website are genuine, including a requirement that contract owners provide certain identification information, including a personal identification number. We record all telephone transfer instructions. We may suspend, modify, or terminate telephone or electronic transfer privileges at any time.

POWER OF ATTORNEY -- You may authorize another person to make transfers on your behalf by submitting a completed power of attorney form. Once we have the completed form on file, we will accept transfer instructions, subject to our transfer restrictions, from your designated third party until we receive new instructions in writing from you. You will not be able to make transfers or other changes to your Contract if you have authorized someone else to act under a power of attorney.

CHARGES AND FEES

The following charges and fees are associated with the Contract:

THE CONTINGENT DEFERRED SALES CHARGE

The Contingent Deferred Sales Charge covers some of the expenses relating to the sale and distribution of the Contract, including commissions paid to registered representatives and the cost of preparing sales literature and other promotional activities.

We may assess a Contingent Deferred Sales Charge when you request a full or partial Surrender. The Contingent Deferred Sales Charge is based on the amount you choose to Surrender and how long your Premium Payments have been in the Contract. Each Premium Payment has its own Contingent Deferred Sales Charge schedule. Premium Payments are Surrendered in the order in which they were received. The longer you leave your Premium Payments in the Contract, the lower the Contingent Deferred Sales Charge will be when you Surrender. The amount assessed a Contingent Deferred Sales Charge will not exceed your total Premium Payments.

The percentage used to calculate the Contingent Deferred Sales Charge is equal to:

NUMBER OF YEARS FROM     CONTINGENT DEFERRED
  PREMIUM PAYMENT           SALES CHARGE
---------------------------------------------
         1                        7%
         2                        6%
         3                        6%
         4                        5%
         5                        4%
         6                        3%
         7                        2%
     8 or more                    0%

For example, you made an initial Premium Payment of $10,000 five years ago and an additional Premium Payment of $20,000 one year ago. If you request a partial withdrawal of $15,000 and you have not taken your Annual Withdrawal Amount for the year, we will deduct a Contingent Deferred Sales Charge as follows:

- Hartford will Surrender the Annual Withdrawal Amount which is equal to 15% of your total Premium Payments or $4,500 without charging a Contingent Deferred Sales Charge.

- We will then Surrender the Premium Payments that have been in the Contract the longest.

- That means we would Surrender the entire $10,000 initial Premium Payment and deduct a Contingent Deferred Sales Charge of 4% on that amount, or $400.

- The remaining $500 will come from the additional Premium Payment made one year ago and we will deduct a Contingent Deferred Sales Charge of 7% of the $500, or $35.

- Your Contingent Deferred Sales Charge is $435.


If you have any questions about these charges, please contact your Registered Representative or Hartford.




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THE FOLLOWING SURRENDERS ARE NOT SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE:

- ANNUAL WITHDRAWAL AMOUNT -- During the first seven years from each Premium Payment, you may, each Contract Year, take partial Surrenders up to 15% of the total Premium Payments. If you do not take 15% one year, you may not take more than 15% the next year. These amounts are different for group unallocated Contracts and Contracts issued to a Charitable Remainder Trust.

UNDER THE FOLLOWING SITUATIONS, THE CONTINGENT DEFERRED SALES CHARGE IS WAIVED:

- UPON ELIGIBLE CONFINEMENT AS DESCRIBED IN THE WAIVER OF SALES CHARGE RIDER -- We will waive any Contingent Deferred Sales Charge applicable to a partial or full Surrender if you, the joint Contract Owner or the Annuitant, is confined for at least 180 calendar days to a: (a) facility recognized as a general hospital by the proper authority of the state in which it is located; or (b) facility recognized as a general hospital by the Joint Commission on the Accreditation of Hospitals; or (c) facility certified as a hospital or long-term care facility; or (d) nursing home licensed by the state in which it is located and offers the services of a registered nurse 24 hours a day. If you, the joint Contract Owner or the Annuitant is confined when you purchase or upgrade the Contract, this waiver is not available. For it to apply, you must: (a) have owned the Contract continuously since it was issued, (b) provide written proof of confinement satisfactory to us, and (c) request the Surrender within 91 calendar days of the last day of confinement. This waiver may not be available in all states. Please contact your Registered Representative or us to determine if it is available for you.


- FOR REQUIRED MINIMUM DISTRIBUTIONS -- This allows Annuitants who are age 70 1/2 or older, with a Contract held under an Individual Retirement Account or 403(b) plan, to Surrender an amount equal to the Required Minimum Distribution for the Contract without a Contingent Deferred Sales Charge for one year's required minimum distribution for that Contract Year. All requests for Required Minimum Distributions must be in writing.


THE FOLLOWING SITUATIONS ARE NOT SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE:

- UPON DEATH OF THE ANNUITANT, CONTRACT OWNER OR JOINT CONTRACT OWNER -- No Contingent Deferred Sales Charge will be deducted if the Annuitant, Contract Owner or joint Contract Owner dies.

- UPON ANNUITIZATION -- The Contingent Deferred Sales Charge is not deducted when you annuitize the Contract. However, we will charge a Contingent Deferred Sales Charge if the Contract is Surrendered during the Contingent Deferred Sales Charge period under an Annuity Payout Option which allows Surrenders.

- FOR THE HARTFORD'S PRINCIPAL FIRST BENEFIT PAYMENTS -- If your Benefit Payment on your most recent Contract Anniversary exceeds the Annual Withdrawal Amount, we will waive any applicable Contingent Deferred Sales Charge for withdrawals up to that Benefit Payment amount.


- FOR SUBSTANTIALLY EQUAL PERIODIC PAYMENTS -- We will waive the Contingent Deferred Sales Charge if you take partial Surrenders under the Automatic Income Program where you receive a scheduled series of substantially equal periodic payments for the greater of five years or to age 59 1/2.


- UPON CANCELLATION DURING THE RIGHT TO CANCEL PERIOD.


SURRENDER ORDER -- During the Contract Years when a Contingent Deferred Sales Charge applies to the initial Premium Payment, all Surrenders in excess of the Annual Withdrawal Amount (which is equal to 10% of total Premium Payments) will be taken first from Premium Payments, then from earnings. Surrenders from Premium Payments in excess of the Annual Withdrawal Amount will be subject to a Contingent Deferred Sales Charge.



Thereafter, Surrenders will be taken first from earnings, then from Premium Payments not subject to a Contingent Deferred Sales Charge, then from 10% of Premium Payments still subject to a Contingent Deferred Sales Charge and then from Premium Payments subject to a Contingent Deferred Sales Charge on a first-in-first-out basis.


MORTALITY AND EXPENSE RISK CHARGE

For assuming mortality and expense risks under the Contract, we deduct a daily charge at an annual rate of 1.25% of Sub-Account Value. The mortality and expense risk charge is broken into charges for mortality risks and for an expense risk:

- MORTALITY RISK -- There are two types of mortality risks that we assume, those made while your Premium Payments are accumulating and those made once Annuity Payouts have begun.

During the period your Premium Payments are accumulating, we are required to cover any difference between the Death Benefit paid and the Surrender Value. These differences may occur during periods of declining value or in periods where the Contingent Deferred Sales Charges would have been applicable. The risk that we bear during this period is that actual mortality rates, in aggregate, may exceed expected mortality rates.

Once Annuity Payouts have begun, we may be required to make Annuity Payouts as long as the Annuitant is living, regardless of how long the Annuitant lives. The risk that we bear during this period is that the actual mortality rates, in aggregate, may be lower than the expected mortality rates.

- EXPENSE RISK -- We also bear an expense risk that the Contingent Deferred Sales Charges and the Annual Maintenance Fee collected before the Annuity Commencement Date may not be enough to cover the actual cost of selling, distributing and administering the Contract.

Although variable Annuity Payouts will fluctuate with the performance of the underlying Fund selected, your Annuity



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Payouts will NOT be affected by (a) the actual mortality experience of our
Annuitants, or (b) our actual expenses if they are greater than the deductions stated in the Contract. Because we cannot be certain how long our Annuitants will live, we charge this percentage fee based on the mortality tables currently in use. The mortality and expense risk charge enables us to keep our commitments and to pay you as planned.

If the mortality and expense risk charge under a Contract is insufficient to cover our actual costs, we will bear the loss. If the mortality and expense risk charge exceeds these costs, we keep the excess as profit. We may use these profits for any proper corporate purpose including, among other things, payment of sales expenses. We expect to make a profit from the mortality and expense risk charge.

ADMINISTRATIVE CHARGE

For administration, we apply a daily charge at the rate of 0.15% per year against all Contract Values held in the Separate Account during both the accumulation and annuity phases of the Contract. There is not necessarily a relationship between the amount of administrative charge imposed on a given Contract and the amount of expenses that may be attributable to that Contract; expenses may be more or less than the charge.

ANNUAL MAINTENANCE FEE

The Annual Maintenance Fee is a flat fee that is deducted from your Contract Value to reimburse us for expenses relating to the administrative maintenance of the Contract and the Accounts. The annual $30 charge is deducted on a Contract Anniversary or when the Contract is fully Surrendered if the Contract Value at either of those times is less than $50,000. The charge is deducted proportionately from each Account in which you are invested.

WHEN IS THE ANNUAL MAINTENANCE FEE WAIVED?

We will waive the Annual Maintenance Fee if your Contract Value is $50,000 or more on your Contract Anniversary or when you fully Surrender your Contract. In addition, we will waive one Annual Maintenance Fee for Contract Owners who own more than one Contract with a combined Contract Value between $50,000 and $100,000. If you have multiple Contracts with a combined Contract Value of $100,000 or greater, we will waive the Annual Maintenance Fee on all Contracts. However, we may limit the number of waivers to a total of six Contracts. We also may waive the Annual Maintenance Fee under certain other conditions. We do not include contracts from our Putnam Hartford line of variable annuity contracts with the Contracts when we combine Contract Value for purposes of this waiver.

PREMIUM TAXES

We deduct Premium Taxes, if required, by a state or other government agency. Some states collect the taxes when Premium Payments are made; others collect at Annuitization. Since we pay Premium Taxes when they are required by applicable law, we may deduct them from your Contract when we pay the taxes, upon Surrender, or on the Annuity Commencement Date. The Premium Tax rate varies by state or municipality. Currently, the maximum rate charged by any state is 3.5% and 1% in Puerto Rico.

CHARGES AGAINST THE FUNDS


ANNUAL FUND OPERATING EXPENSE -- The Separate Account purchases shares of the Funds at net asset value. The net asset value of the Fund reflects investment advisory fees and administrative expenses already deducted from the assets of the Funds. These charges are described in the Funds' prospectuses.


THE HARTFORD'S PRINCIPAL FIRST CHARGE


The Hartford's Principal First is an option that can be elected at an additional charge. We will deduct this charge on a daily basis based on your Contract Value invested in the Sub-Accounts. Once you elect this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts. You may elect the annuitization option at any time. If you bought your contract on or after August 5, 2002, you can elect to add this benefit to your Contract for an additional charge on a daily basis that is equal to an annual charge of 0.35% of your Contract Value invested in the Sub-Accounts. If you bought your Contract before August 5, 2002, you can elect to add this benefit to your Contract at the current charge.


OPTIONAL DEATH BENEFIT CHARGE

If you elect the Optional Death Benefit, we will subtract an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.15% of your Contract Value invested in the Sub-Accounts. Once you elect this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts.

EARNINGS PROTECTION BENEFIT CHARGE

If you elect the Earnings Protection Benefit, we will subtract an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.20% of your Contract Value invested in the Sub-Accounts. Once you elect this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts.

REDUCED FEES AND CHARGES

WE MAY OFFER, IN OUR DISCRETION, REDUCED FEES AND CHARGES INCLUDING, BUT NOT LIMITED TO CONTINGENT DEFERRED SALES CHARGES, THE MORTALITY AND EXPENSE RISK CHARGE, AND THE ANNUAL MAINTENANCE FEE, FOR CERTAIN CONTRACTS (INCLUDING EMPLOYER SPONSORED SAVINGS PLANS) WHICH MAY RESULT IN DECREASED COSTS AND EXPENSES. REDUCTIONS IN THESE FEES AND CHARGES WILL NOT BE UNFAIRLY DISCRIMINATORY AGAINST ANY CONTRACT OWNER.

THE HARTFORD'S PRINCIPAL FIRST


The Hartford's Principal First is an option that can be elected at an additional charge if we offer this rider at that time. Once you elect this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts. We reserve the right to treat all Contracts issued to you by Hartford or one of its affiliates within a calendar year as one




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22                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

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Contract for purposes of The Hartford's Principal First. This means that if you purchase two Contracts from us in any twelve month period and elect The Hartford's Principal First on both Contracts, withdrawals from one Contract will be treated as withdrawals from the other Contract.

If you elect The Hartford's Principal First when you purchase your Contract, your initial Premium Payment is equal to the maximum payouts (the "Benefit Amount"). If you elect this option at a later date, your Contract Value on the date we add the benefit to your Contract is equal to the initial Benefit Amount. The Benefit Amount can never be more than $5 million dollars. The Benefit Amount is reduced as you take withdrawals. The Hartford's Principal First operates as a guarantee of the Benefit Amount. Benefit Payments under The Hartford's Principal First are treated as partial Surrenders and are deducted from your Contract Value.

Once the initial Benefit Amount has been determined, Hartford calculates the maximum guaranteed payment that may be made each year ("Benefit Payment"). The Benefit Payment is equal to 7% of the initial Benefit Amount. If you do not take 7% one year, you may not take more than 7% the next year. The Benefit Payment can be divided up and taken on any payment schedule that you request. You can continue to take Benefit Payments until the Benefit Amount has been depleted.

If you Surrender more than the Benefit Payment out of your Contract in any one year we will recalculate the Benefit Amount. If you establish The Hartford's Principal First when you purchase your Contract, we count one year as the time between each Contract Anniversary. If you establish the benefit at any time after purchase, we count one year as the time between the date we added the option to your Contract and your next Contract Anniversary, which could be less than a year. Anytime we re-calculate your Benefit Amount or your Benefit Payment we count one year as the time between the date we re-calculate and your next Contract Anniversary, which could be less than a year.

If, in one year, your Surrenders total more than your Benefit Payment out of your Contract we will re-calculate your Benefit Amount and your Benefit Payment may be lower in the future. We recalculate your Benefit Amount by comparing the results of two calculations. First we deduct the amount of the last Surrender from your Contract Value ("New Contract Value") and then we deduct the amount of the last Surrender from the Benefit Amount ("New Benefit Amount"). Then we compare those results:

- If the New Contract Value is more than or equal to the New Benefit Amount, and more than or equal to the Premium Payments invested in the Contract before the Surrender, the Benefit Payment is unchanged.

- If the New Contract Value is more than or equal to the New Benefit Amount, but less than the Premium Payments invested in the Contract before the Surrender, we have to recalculate your Benefit Payment. Your Benefit Payment becomes 7% of the greater of your New Contract Value and New Benefit Amount.

- If the New Contract Value is less than the New Benefit Amount, we have to recalculate your Benefit Payment. We recalculate the Benefit Payment by comparing the "old" Benefit Payment to 7% of the New Benefit Amount and your Benefit Payment becomes the lower of those two values. Your New Benefit Amount is then equal to the New Contract Value.

If your Benefit Payment on your most recent Contract Anniversary exceeds the Annual Withdrawal Amount, we will waive any applicable Contingent Deferred Sales Charge for withdrawals up to that Benefit Payment amount.


Any additional Premium Payments made to your Contract will cause the Benefit Amount to be increased on a dollar-for-dollar basis. The Benefit Payment will equal the prior Benefit Payment plus 7% of the additional Premium Payment for The Hartford's Principal First.


If you change the ownership or assign this Contract to someone other than your spouse anytime after one year of electing The Hartford's Principal First, we will recalculate the Benefit Amount and the Benefit Payment may be lower in the future.

The Benefit Amount will be recalculated to equal the lesser of:

- The Benefit Amount immediately prior to the ownership change or assignment, or

- The Contract Value at the time of the ownership change or assignment.

Any time after the 5th year The Hartford's Principal First has been in effect, you may elect to "step-up" the benefit. If you choose to "step-up" the benefit, your Benefit Amount is re-calculated to equal your total Contract Value. Your Benefit Payment then becomes 7% of the new Benefit Amount, and will never be less than your existing Benefit Payment. You cannot elect to "step-up" if your current Benefit Amount is higher than your Contract Value. Any time after the 5th year the "step-up" benefit has been in place, you may choose to "step-up" the benefit again. Contract Owners who become owners by virtue of the Spousal Contract Continuation provision of the Contract can "step up" without waiting for the 5th year their Contract has been in force.


We currently allow you to "step-up" on any day after the 5th year the benefit has been in effect, however, in the future we may only allow a "step-up" to occur on your Contract Anniversary. At the time you elect to "step up," we may be charging more for The Hartford's Principal First, but in no event will this charge exceed 0.75% annually. Regardless of when you bought your Contract, upon "step up" we will charge you the current charge. Before you decide to "step up," you should request a current prospectus which will describe the current charge for this Benefit.



Each Surrender you make as a Benefit Payment reduces the amount you may Surrender under your Annual Withdrawal Amount. Surrenders in excess of your Benefit Payment include any applicable Contingent Deferred Sales Charge.


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You can Surrender your Contract any time, even if you have The Hartford's
Principal First, however, you will receive your Contract Value at the time you request the Surrender with any applicable charges deducted and not the Benefit Amount or the Benefit Payment amount you would have received under The Hartford's Principal First. If you still have a Benefit Amount after you Surrender all of your Contract Value or your Contract Value is reduced to zero, you will still receive a Benefit Payment through an Annuity Payout option called The Hartford's Principal First Payout Option until your Benefit Amount is depleted. While you are receiving payments, you may not make additional Premium Payments, and if you die before you receive all of your payments, your Beneficiary will continue to receive the remaining payments.

If you elect The Hartford's Principal First and later decide to annuitize your Contract, you may choose another Annuity Payout Option in addition to those Annuity Payout Options offered in the Contract. Under this Annuity Payout Option, called The Hartford's Principal First Payout Option, Hartford will pay a fixed dollar amount for a specific number of years ("Payout Period"). If you, the joint Contract Owner or the Annuitant should die before the Payout Period is complete the remaining payments will be made to the Beneficiary. The Payout Period is determined on the Annuity Calculation Date and it will equal the current Benefit Amount divided by the Benefit Payment. The total amount of the Annuity Payouts under this option will be equal to the Benefit Amount. We may offer other Payout Options.

If you, the joint Contract Owner or Annuitant die before you receive all the Benefit Payments guaranteed by Hartford, the Beneficiary may elect to take the remaining Benefit Payments or any of the death benefit options offered in your Contract.

Qualified Contracts are subject to certain federal tax rules requiring that minimum distributions be withdrawn from the Contract on an annual basis, usually beginning after age 70 1/2. These withdrawals are called Required Minimum Distributions. A Required Minimum Distribution may exceed your Benefit Payment, causing a recalculation of your Benefit Amount. Recalculation of your Benefit Amount may result in a lower Benefit Payment in the future. For qualified Contracts, The Hartford's Principal First cannot be elected if the Contract Owner or Annuitant is age 81 or older.

For examples on how The Hartford's Principal First is calculated, please see "Appendix III."

DEATH BENEFIT

WHAT IS THE DEATH BENEFIT AND HOW IS IT CALCULATED?

The Death Benefit is the amount we will pay if the Contract Owner, joint Contract Owner, or the Annuitant die before we begin to make Annuity Payouts. The Death Benefit is calculated when we receive a certified death certificate or other legal document acceptable to us.

Unless the Beneficiary provides us with instructions to reallocate the Death Benefit among the Accounts, the calculated Death Benefit will remain invested in the same Accounts, according to the Contract Owner's last instructions until we receive complete written settlement instructions from the Beneficiary. Therefore, the Death Benefit amount will fluctuate with the performance of the underlying Funds. When there is more than one Beneficiary, we will calculate the Accumulation Units for each Sub-Account and the dollar amount for the Fixed Accumulation Feature for each Beneficiary's portion of the proceeds.

If death occurs before the Annuity Commencement Date, the Death Benefit is the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders; or

- The Contract Value of your Contract; or

- The Maximum Anniversary Value, which is described below.

The Maximum Anniversary Value is based on a series of calculations on Contract Anniversaries of Contract Values, Premium Payments and partial Surrenders. We will calculate an Anniversary Value for each Contract Anniversary prior to the deceased's 81st birthday or date of death, whichever is earlier.

If you purchase your Contract on or after May 1, 2002, the Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:

- Your Anniversary Value is increased by the dollar amount of any Premium Payments made since the Contract Anniversary; and

- Your Anniversary Value is reduced proportionally for any partial Surrenders. We calculate the proportion based on the amount of any partial Surrenders since the Contract Anniversary divided by your Contract Value at the time of Surrender.

If you purchase your Contract before May 1, 2002, the Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:

- Your Anniversary Value is increased by the dollar amount of any Premium Payments made since the Contract Anniversary; and

- Your Anniversary Value is reduced by the dollar amount of any partial Surrenders since the Contract Anniversary.

The Maximum Anniversary Value is equal to the greatest Anniversary Value attained from this series of calculations.

OPTIONAL DEATH BENEFIT -- You may also elect the Optional Death Benefit for an additional charge. The Optional Death Benefit adds the Interest Accumulation Value to the Death Benefit calculation.

The Interest Accumulation Value will be:

- Your Contract Value on the date we add the Optional Death Benefit to your Contract;

- Plus any Premium Payments made after the Optional Death Benefit is added;



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24                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

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- Minus any partial Surrenders after the Optional Death Benefit is added;

- Compounded daily at an annual interest rate of 5%.

If you have taken any partial Surrenders, the Interest Accumulation Value will be adjusted to reduce the Optional Death Benefit proportionally for any partial Surrenders.

On or after the deceased's 81st birthday or date of death, the Interest Accumulation Value will not continue to compound, but will be adjusted to add any Premium Payments or subtract any partial Surrenders.

The Optional Death Benefit is limited to a maximum of 200% of Contract Value on the date the Optional Death Benefit was added to your Contract plus Premium Payments not previously withdrawn made after the Optional Death Benefit was added to your Contract. We subtract proportional adjustments for any partial Surrenders. For examples on how the Optional Death Benefit is calculated see "Appendix II."

The Optional Death Benefit may not be available if the Contract Owner or Annuitant is age 76 or older. The Optional Death Benefit is not available in Washington. Once you elect the Optional Death Benefit, you cannot cancel it.

EARNINGS PROTECTION BENEFIT -- You may also elect the Earnings Protection Benefit at an additional charge. The Earnings Protection Benefit may not currently be available in your state and is not available in Washington. You cannot elect the Earnings Protection Benefit if you or your Annuitant is age 76 or older. Once you elect the Earnings Protection Benefit, you cannot cancel it. If you elect the Earnings Protection Benefit in Pennsylvania, you may cancel it within 10 days after you receive it.

If you and your Annuitant are age 69 or under on the date the Earnings Protection Benefit is added to your Contract, the Earnings Protection Benefit is the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders; or

- The Maximum Anniversary Value; or

- Your Contract Value on the date we receive a death certificate or other legal document acceptable to us, plus 40% of the Contract gain since the date the Earnings Protection Benefit was added to your Contract.

We determine any Contract gain by comparing your Contract Value on the date you added the Earnings Protection Benefit to your Contract to your Contract Value on the date we calculate the Death Benefit. We deduct any Premium Payments and add adjustments for any partial Surrenders made during that time.

We make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender.

Your Contract gain is limited to or "capped" at a maximum of 200% of Contract Value on the date the Earnings Protection Benefit was added to your Contract plus Premium Payments not previously withdrawn made after the Earnings Protection Benefit was added to your Contract, excluding any Premium Payments made in the 12 months before the date of death. We subtract any adjustments for partial Surrenders.

Hartford takes 40% of either the Contract gain or the capped amount and adds it back to your Contract Value to complete the Death Benefit calculation. If you or your Annuitant are age 70 through 75, we add 25% of the Contract gain or capped amount back to Contract Value to complete the Death Benefit calculation. The percentage used for the Death Benefit calculation is determined by the oldest age of you and your Annuitant at the time the Earnings Protection Benefit is added to your Contract.

FOR EXAMPLE: Assuming that:

- The Contract Value on the date we received proof of death plus 40% of the Contract gain was the greatest of the three death benefit calculations,

- You elected the Earnings Protection Benefit when you purchased your Contract,

- You made a single Premium Payment of $100,000,

- You took no partial Surrenders,

- The Contract Value on the date we receive proof of death was $400,000.

Hartford would calculate the Contract gain as follows:

- Contract Value on the date we receive proof of death equals $400,000,

- Minus the Contract Value on the date the Earnings Protection Benefit was added to your Contract or $100,000 = $300,000.

To determine if the cap applies:

- Hartford calculates the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($100,000),

- Plus Premium Payments made since that date ($0),

- Minus Premium Payments made in the 12 months prior to death ($0),

Which equals $100,000. The cap is 200% of $100,000, which is $200,000.

In this situation the cap applies, so Hartford takes 40% of $200,000 or $80,000 and adds that to the Contract Value on the date we receive proof of death and the total Death Benefit with the Earnings Protection Benefit is $480,000.

Before you purchase the Earnings Protection Benefit, you should also consider the following:

- If your Contract has no gain when Hartford calculates the Death Benefit, Hartford will not pay an Earnings Protection Benefit.



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- Partial Surrenders can reduce or eliminate your Contract gain. So if you plan to make partial Surrenders, there may be no Earnings Protection Benefit.

- If you transfer ownership of your Contract, or your spouse continues your Contract after your death, and the new Contract Owner would have been ineligible for the Earnings Protection Benefit when it was added to your Contract, the Earnings Protection Benefit charge will continue to be deducted even though no Earnings Protection Benefit will be payable.

ADDITIONAL INFORMATION ABOUT THE DEATH BENEFITS

For more information on how these optional benefits may affect your taxes, please see the section entitled, "Federal Tax Considerations," under sub-section entitled "Taxation of Annuities -- General Provisions Affecting Contracts Not Held in Tax-Qualified Retirement Plans."

The total death benefits payable as a result of the death of any one person under one or more deferred variable annuities issued by Hartford or its affiliates after May 1, 2002, and aggregate Premium Payments total $5 million or more, cannot exceed the greater of:

- The aggregate Premium Payments minus any Surrenders;

- The aggregate Contract Value plus $1 million.

However, if you add Premium Payments to any of your Contracts such that aggregate Premium Payments total to $5 million or more, the aggregate death benefit will be the greater of the maximum death benefit above or:

- The aggregate Contract Value; plus

- The aggregate death benefits in excess of the aggregate Contract Values at the time you added the Premium Payments to your Contracts.

Any reduction in death benefits to multiple variable annuity contracts will be in proportion to the Contract Value of each contract at the time of reduction.

HOW IS THE DEATH BENEFIT PAID?

The Death Benefit may be taken in one lump sum or under any of the Annuity Payout Options then being offered by us, unless the Contract Owner has designated the manner in which the Beneficiary will receive the Death Benefit. On the date we receive complete instructions from the Beneficiary, we will compute the Death Benefit amount to be paid out or applied to a selected Annuity Payout Option. When there is more than one Beneficiary, we will calculate the Death Benefit amount for each Beneficiary's portion of the proceeds and then pay it out or apply it to a selected Annuity Payout Option according to each Beneficiary's instructions. If we receive the complete instructions on a Non-Valuation Day, computations will take place on the next Valuation Day.

If your Beneficiary elects to receive the Death Benefit amount as a lump sum payment, we may transfer that amount to our General Account and issue the Beneficiary a draftbook. The Beneficiary can write one draft for total payment of the Death Benefit, or keep the money in the General Account and write drafts as needed. We will credit interest at a rate determined periodically in our sole discretion. For Federal income tax purposes, the Beneficiary will be deemed to have received the lump sum payment on transfer of the Death Benefit amount to the General Account. The interest will be taxable to the Beneficiary in the tax year that it is credited. If the Beneficiary resides, or the Contract was purchased in a state that imposes restrictions on this method of lump sum payment, we may issue a check to the Beneficiary.

The Beneficiary may elect under the Annuity Proceeds Settlement Option "Death Benefit Remaining with the Company" to leave proceeds from the Death Benefit invested with us for up to five years from the date of death if death occurred before the Annuity Commencement Date. Once we receive a certified death certificate or other legal documents acceptable to us, the Beneficiary can: (a) make Sub-Account transfers and (b) take Surrenders without paying Contingent Deferred Sales Charges.

The Beneficiary of a non-qualified Contract or IRA may also elect the "Single Life Expectancy Only" option. This option allows the Beneficiary to take the Death Benefit in a series of payments spread over a period equal to the Beneficiary's remaining life expectancy. Distributions are calculated based on IRS life expectancy tables. This option is subject to different limitations and conditions depending on whether the Contract is non-qualified or an IRA.

REQUIRED DISTRIBUTIONS -- If the Contract Owner dies before the Annuity Commencement Date, the Death Benefit must be distributed within five years after death or be distributed under a distribution option or Annuity Payout Option that satisfies the Alternatives to the Required Distributions described below.

If the Contract Owner dies on or after the Annuity Commencement Date under an Annuity Payout Option that permits the Beneficiary to elect to continue Annuity Payouts or receive the Commuted Value, any remaining value must be distributed at least as rapidly as under the payment method being used as of the Contract Owner's death.

If the Contract Owner is not an individual (e.g. a trust), then the original Annuitant will be treated as the Contract Owner in the situations described above and any change in the original Annuitant will be treated as the death of the Contract Owner.

WHAT SHOULD THE BENEFICIARY CONSIDER?

ALTERNATIVES TO THE REQUIRED DISTRIBUTIONS -- The selection of an Annuity Payout Option and the timing of the selection will have an impact on the tax treatment of the Death Benefit. To receive favorable tax treatment, the Annuity Payout Option selected: (a) cannot extend beyond the Beneficiary's life or life expectancy, and (b) must begin within one year of the date of death.

If these conditions are NOT met, the Death Benefit will be treated as a lump sum payment for tax purposes. This sum will be taxable in the year in which it is considered received.

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SPOUSAL CONTRACT CONTINUATION -- If the Contract Owner dies and a Beneficiary is the Contract Owner's spouse, that portion of the Contract for which the spouse is considered the Beneficiary will continue with the spouse as Contract Owner, unless the spouse elects to receive the Death Benefit as a lump sum payment or as an annuity payment option. If the Contract continues with the spouse as Contract Owner, we will adjust the Contract Value to the amount that we would have paid as the Death Benefit payment, had the spouse elected to receive the Death Benefit as a lump sum payment. Spousal Contract continuation will only apply one time for each Contract.

If your spouse continues any portion of the Contract as Contract Owner and elects the Earnings Protection Benefit, Hartford will use the date the Contract is continued with your spouse as Contract Owner as the date the Earnings Protection Benefit was added to the Contract. The percentage used for the Earnings Protection Benefit will be determined by the oldest age of any remaining joint Contract Owner or Annuitant at the time the Contract is continued.

WHO WILL RECEIVE THE DEATH BENEFIT?

The distribution of the Death Benefit applies only when death is before the Annuity Commencement Date.

If death occurs on or after the Annuity Commencement Date, there may be no payout at death unless the Contract Owner has elected an Annuity Payout Option that permits the Beneficiary to elect to continue Annuity Payouts or receive the Commuted Value.

IF DEATH OCCURS BEFORE THE ANNUITY COMMENCEMENT DATE:

IF THE DECEASED IS THE . . .                AND . . .                        AND . . .                     THEN THE . . .
Contract Owner                   There is a surviving joint       The Annuitant is living or      Joint Contract Owner receives
                                 Contract Owner                   deceased                        the Death Benefit.
Contract Owner                   There is no surviving joint      The Annuitant is living or      Designated Beneficiary receives
                                 Contract Owner                   deceased                        the Death Benefit.
Contract Owner                   There is no surviving joint      The Annuitant is living or      Contract Owner's estate
                                 Contract Owner and the           deceased                        receives the Death Benefit.
                                 Beneficiary predeceases the
                                 Contract Owner
Annuitant                        The Contract Owner is living     There is no named Contingent    The Contract Owner becomes the
                                                                  Annuitant                       Contingent Annuitant and the
                                                                                                  Contract continues. The
                                                                                                  Contract Owner may waive this
                                                                                                  presumption and receive the
                                                                                                  Death Benefit.
Annuitant                        The Contract Owner is living     The Contingent Annuitant is     Contingent Annuitant becomes
                                                                  living                          the Annuitant, and the Contract
                                                                                                  continues.
Annuitant                        The Contract Owner is a trust    There is no named Contingent    The Contract Owner receives the
                                 or other non-natural person      Annuitant                       Death Benefit.

IF DEATH OCCURS ON OR AFTER THE ANNUITY COMMENCEMENT DATE:

IF THE DECEASED IS THE . . .                        AND . . .                                      THEN THE . . .
Contract Owner                   The Annuitant is living                          Designated Beneficiary becomes the Contract
                                                                                  Owner.
Annuitant                        The Contract Owner is living                     Contract Owner receives a payout at death, if
                                                                                  any.
Annuitant                        The Annuitant is also the Contract Owner         Designated Beneficiary receives a payout at
                                                                                  death, if any.

THESE ARE THE MOST COMMON DEATH BENEFIT SCENARIOS, HOWEVER, THERE ARE OTHERS. SOME OF THE ANNUITY PAYOUT OPTIONS MAY NOT RESULT IN A PAYOUT AT DEATH. FOR MORE INFORMATION ON ANNUITY PAYOUT OPTIONS THAT MAY NOT RESULT IN A PAYOUT AT DEATH PLEASE SEE THE SECTION ENTITLED "ANNUITY PAYOUTS." IF YOU HAVE QUESTIONS ABOUT THESE AND ANY OTHER SCENARIOS, PLEASE CONTACT YOUR REGISTERED REPRESENTATIVE OR US.



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SURRENDERS

WHAT KINDS OF SURRENDERS ARE AVAILABLE?

FULL SURRENDERS BEFORE THE ANNUITY COMMENCEMENT DATE -- When you Surrender your Contract before the Annuity Commencement Date, the Surrender Value of the Contract will be made in a lump sum payment. The Surrender Value is the Contract Value minus any applicable Premium Taxes, Contingent Deferred Sales Charges and the Annual Maintenance Fee. The Surrender Value may be more or less than the amount of the Premium Payments made to a Contract.

PARTIAL SURRENDERS BEFORE THE ANNUITY COMMENCEMENT DATE -- You may request a partial Surrender of Contract Values at any time before the Annuity Commencement Date. We will deduct any applicable Contingent Deferred Sales Charge. You can ask us to deduct the Contingent Deferred Sales Charge from the amount you are Surrendering or from your remaining Contract Value. If we deduct the Contingent Deferred Sales Charge from your remaining Contract Value, that amount will also be subject to Contingent Deferred Sales Charge.

There are two restrictions on partial Surrenders before the Annuity Commencement Date:

- The partial Surrender amount must be at least equal to $100, our current minimum for partial Surrenders, and

- The Contract must have a minimum Contract Value of $500 after the Surrender. We will close your Contract and pay the full Surrender Value if the Contract Value is under the minimum after the Surrender. The minimum Contract Value in Texas must be $1,000 after the Surrender with no Premium Payments made during the prior two Contract Years.

FULL SURRENDERS AFTER THE ANNUITY COMMENCEMENT DATE -- You may Surrender your Contract on or after the Annuity Commencement Date only if you selected the Payments for a Period Certain variable dollar amount Annuity Payout Option. Under this option, we pay you the Commuted Value of your Contract minus any applicable Contingent Deferred Sales Charges. The Commuted Value is determined on the day we receive your written request for Surrender.

PARTIAL SURRENDERS AFTER THE ANNUITY COMMENCEMENT DATE -- Partial Surrenders are permitted after the Annuity Commencement Date if you select the Life Annuity with Payments for a Period Certain, Joint and Last Survivor Life Annuity with Payments for a Period Certain or the Payment for a Period Certain Annuity Payout Options. You may take partial Surrenders of amounts equal to the Commuted Value of the payments that we would have made during the "Period Certain" for the number of years you select under the Annuity Payout Option that we guarantee to make Annuity Payouts.

To qualify for partial Surrenders under these Annuity Payout Options you must elect a variable dollar amount Annuity Payout and you must make the Surrender request during the Period Certain.

Hartford will deduct any applicable Contingent Deferred Sales Charges.

If you elect to take the entire Commuted Value of the Annuity Payouts we would have made during the Period Certain, Hartford will not make any Annuity Payouts during the remaining Period Certain. If you elect to take only some of the Commuted Value of the Annuity Payouts we would have made during the Period Certain, Hartford will reduce the remaining Annuity Payouts during the remaining Period Certain. Annuity Payouts that are to be made after the Period Certain is over will not change.

Please check with your qualified tax adviser because there could be adverse tax consequences for partial Surrenders after the Annuity Commencement Date.

HOW DO I REQUEST A SURRENDER?

Requests for full Surrenders must be in writing. Requests for partial Surrenders can be made in writing or by telephone. We will send your money within seven days of receiving complete instructions. However, we may postpone payment of Surrenders whenever: (a) the New York Stock Exchange is closed, (b) trading on the New York Stock Exchange is restricted by the SEC, (c) the SEC permits and orders postponement or (d) the SEC determines that an emergency exists to restrict valuation.

WRITTEN REQUESTS -- To request a full or partial Surrender, complete a Surrender Form or send us a letter, signed by you, stating:

- The dollar amount that you want to receive, either before or after we withhold taxes and deduct for any applicable charges,

- Your tax withholding amount or percentage, if any, and

- Your mailing address.

If there are joint Contract Owners, both must authorize all Surrenders. For a partial Surrender, specify the Accounts that you want your Surrender to come from, otherwise, the Surrender will be taken in proportion to the value in each Account.

TELEPHONE REQUESTS -- To request a partial Surrender by telephone, we must have received your completed Telephone Redemption Program Enrollment Form. If there are joint Contract Owners, both must sign this form. By signing the form, you authorize us to accept telephone instructions for partial Surrenders from either Contract Owner. Telephone authorization will remain in effect until we receive a written cancellation notice from you or your joint Contract Owner, we discontinue the program, or you are no longer the owner of the Contract. There are some restrictions on telephone surrenders, please call us with any questions.

We may record telephone calls and use other procedures to verify information and confirm that instructions are genuine. We will not be liable for losses or expenses arising from telephone instructions reasonably believed to be genuine. WE MAY MODIFY THE REQUIREMENTS FOR TELEPHONE REDEMPTIONS AT ANY TIME.



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Telephone Surrender instructions received before the close of the New York
Stock Exchange will be processed on that Valuation Day. Otherwise, your request will be processed on the next Valuation Day.

COMPLETING A POWER OF ATTORNEY FORM FOR ANOTHER PERSON TO ACT ON YOUR BEHALF MAY PREVENT YOU FROM MAKING SURRENDERS VIA TELEPHONE.

WHAT SHOULD BE CONSIDERED ABOUT TAXES?

There are certain tax consequences associated with Surrenders:

PRIOR TO AGE 59 1/2 -- If you make a Surrender prior to age 59 1/2, there may be adverse tax consequences including a 10% federal income tax penalty on the taxable portion of the Surrender payment. Surrendering before age 59 1/2 may also affect the continuing tax-qualified status of some Contracts.

WE DO NOT MONITOR SURRENDER REQUESTS. TO DETERMINE WHETHER A SURRENDER IS PERMISSIBLE, WITH OR WITHOUT FEDERAL INCOME TAX PENALTY, PLEASE CONSULT YOUR PERSONAL TAX ADVISER.

MORE THAN ONE CONTRACT ISSUED IN THE SAME CALENDAR YEAR -- If you own more than one contract issued by us or our affiliates in the same calendar year, then these contracts may be treated as one contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. Please consult your tax adviser for additional information.

INTERNAL REVENUE CODE SECTION 403(b) ANNUITIES -- As of December 31, 1988, all
section 403(b) annuities have limits on full and partial Surrenders. Contributions to your Contract made after December 31, 1988 and any increases in cash value after December 31, 1988 may not be distributed unless you are:
(a) age 59 1/2, (b) no longer employed, (c) deceased, (d) disabled, or (e) experiencing a financial hardship (cash value increases may not be distributed for hardships prior to age 59 1/2). Distributions prior to age 59 1/2 due to financial hardship; unemployment or retirement may still be subject to a penalty tax of 10%.

WE ENCOURAGE YOU TO CONSULT WITH YOUR QUALIFIED TAX ADVISER BEFORE MAKING ANY SURRENDERS. PLEASE SEE THE "FEDERAL TAX CONSIDERATIONS" SECTION FOR MORE INFORMATION.

ANNUITY PAYOUTS

THIS SECTION DESCRIBES WHAT HAPPENS WHEN WE BEGIN TO MAKE REGULAR ANNUITY PAYOUTS FROM YOUR CONTRACT. YOU, AS THE CONTRACT OWNER, SHOULD ANSWER FIVE
QUESTIONS:

- When do you want Annuity Payouts to begin?

- Which Annuity Payout Option do you want to use?

- How often do you want the Payee to receive Annuity Payouts?

- What is the Assumed Investment Return?

- Do you want Annuity Payouts to be fixed dollar amount or variable dollar amount?


Please check with your Registered Representative to select the Annuity Payout Option that best meets your income needs.


1. WHEN DO YOU WANT ANNUITY PAYOUTS TO BEGIN?


You select an Annuity Commencement Date when you purchase your Contract or at any time before you begin receiving Annuity Payouts. If the annuity reaches the maximum Annuity Commencement Date, which is the later of the 10th Contract Anniversary or the date the annuitant reaches age 90, the Contract will automatically be annuitized unless we and the Owner(s) agree to extend the Annuity Commencement Date, which approval may be withheld or delayed for any reason. If this Contract is issued to the trustee of a Charitable Remainder Trust, the Annuity Commencement Date may be deferred to the Annuitant's 100th birthday.


The Annuity Calculation Date is when the amount of your Annuity Payout is determined. This occurs within five Valuation Days before your selected Annuity Commencement Date.

All Annuity Payouts, regardless of frequency, will occur on the same day of the month as the Annuity Commencement Date. After the initial payout, if an Annuity Payout date falls on a Non-Valuation Day, the Annuity Payout is computed on the prior Valuation Day. If the Annuity Payout date does not occur in a given month due to a leap year or months with only 28 days (i.e. the 31st), the Annuity Payout will be computed on the last Valuation Day of the month.

2. WHICH ANNUITY PAYOUT OPTION DO YOU WANT TO USE?

Your Contract contains the Annuity Payout Options described below. The Annuity Proceeds Settlement Option is an option that can be elected by the Beneficiary and is described in the "Death Benefit" section. We may at times offer other Annuity Payout Options. Once we begin to make Annuity Payouts, the Annuity Payout Option cannot be changed.

LIFE ANNUITY

We make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, we stop making Annuity Payouts. A Payee would receive only one Annuity Payout if the Annuitant dies after the first payout, two Annuity Payouts if the Annuitant dies after the second payout, and so forth.

LIFE ANNUITY WITH A CASH REFUND

We will make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, if the Annuity Payouts already made are less than the Contract Value on the Annuity Commencement Date minus any Premium Tax, the remaining value will be paid to the Beneficiary. The remaining value is



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equal to the Contract Value minus any Premium Tax minus the Annuity Payouts already made. This option is only available for Annuity Payouts using the 5% Assumed Investment Return or fixed dollar amount Annuity Payouts.

LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN

We will make Annuity Payouts as long as the Annuitant is living, but we at least guarantee to make Annuity Payouts for a time period you select, between 5 years and 100 years minus the Annuitant's age. If the Annuitant dies before the guaranteed number of years have passed, then the Beneficiary may elect to continue Annuity Payouts for the remainder of the guaranteed number of years or receive the Commuted Value in one sum.

JOINT AND LAST SURVIVOR LIFE ANNUITY

We will make Annuity Payouts as long as the Annuitant and Joint Annuitant are living. When one Annuitant dies, we continue to make Annuity Payouts until that second Annuitant dies. When choosing this option, you must decide what will happen to the Annuity Payouts after the first Annuitant dies. You must select Annuity Payouts that:

- Remain the same at 100%, or

- Decrease to 66.67%, or

- Decrease to 50%.

For variable Annuity Payouts, these percentages represent Annuity Units; for fixed Annuity Payouts, they represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.

JOINT AND LAST SURVIVOR LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN

We will make Annuity Payouts as long as either the Annuitant or Joint Annuitant are living, but we at least guarantee to make Annuity Payouts for a time period you select, between 5 years and 100 years minus your younger Annuitant's age. If the Annuitant and the Joint Annuitant both die before the guaranteed number of years have passed, then the Beneficiary may continue Annuity Payouts for the remainder of the guaranteed number of years or receive the Commuted Value in one sum.

When choosing this option, you must decide what will happen to the Annuity Payouts after the first Annuitant dies. You must select Annuity Payouts that:

- Remain the same at 100%, or

- Decrease to 66.67%, or

- Decrease to 50%.

For variable dollar amount Annuity Payouts, these percentages represent Annuity Units. For fixed dollar amount Annuity Payouts, these percentages represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.

PAYMENTS FOR A PERIOD CERTAIN

We agree to make payments for a specified time. The minimum period that you can select is 10 years during the first two Contract Years and 5 years after the second Contract Anniversary. The maximum period that you can select is 100 years minus your Annuitant's age. If, at the death of the Annuitant, Annuity Payouts have been made for less than the time period selected, then the Beneficiary may elect to continue the remaining Annuity Payouts or receive the Commuted Value in one sum.

For Contracts issued in the State of Oregon, the minimum period that you can select under the Payments for a Period Certain Annuity Payout Option is as follows: For fixed annuity payouts, the minimum period that you can select is 10 years during the first two Contract Years and 5 years after the second Contract Anniversary. For variable annuity payouts, the minimum period that you can select is 5 years on or after the tenth Contract Anniversary.

THE HARTFORD'S PRINCIPAL FIRST PAYOUT OPTION

If you elect The Hartford's Principal First and later decide to annuitize your Contract, you may choose another Annuity Payout Option in addition to those Annuity Payout Options offered in the Contract. Under this Fixed Annuity Payout Option, called The Hartford's Principal First Payout Option, Hartford will pay a fixed dollar amount for a specific number of years ("Payout Period"). If you, the joint Contract Owner or the Annuitant should die before the Payout Period is complete the remaining payments will be made to the Beneficiary. The Payout Period is determined on the Annuity Calculation Date and it will equal the current Benefit Amount divided by the Benefit Payment. The total amount of the Annuity Payouts under this option will be equal to the Benefit Amount.

IMPORTANT INFORMATION:

- YOU CANNOT SURRENDER YOUR CONTRACT ONCE ANNUITY PAYOUTS BEGIN, UNLESS YOU HAVE SELECTED LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN, JOINT AND LAST SURVIVOR LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN, OR PAYMENTS FOR A PERIOD CERTAIN VARIABLE DOLLAR AMOUNT ANNUITY PAYOUT OPTION. A CONTINGENT DEFERRED SALES CHARGE MAY BE DEDUCTED.

- For qualified Contracts, if you elect an Annuity Payout Option with a Period Certain, the guaranteed number of years must be less than the life expectancy of the Annuitant at the time the Annuity Payouts begin. We compute life expectancy using the IRS mortality tables.

- AUTOMATIC ANNUITY PAYOUTS -- If you do not elect an Annuity Payout Option, Annuity Payouts will automatically begin on the Annuity Commencement Date under the Life Annuity with Payments for a Period Certain Annuity Payout Option with a ten-year period certain. Automatic Annuity Payouts will be fixed dollar amount Annuity Payouts, variable dollar amount Annuity Payouts, or a combination of fixed or



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  variable dollar amount Annuity Payouts, depending on the investment allocation of your Account in effect on the Annuity Commencement Date. Automatic variable Annuity Payouts will be based on an Assumed Investment Return equal to 5%.

3. HOW OFTEN DO YOU WANT THE PAYEE TO RECEIVE ANNUITY PAYOUTS?

In addition to selecting an Annuity Commencement Date and an Annuity Payout Option, you must also decide how often you want the Payee to receive Annuity Payouts. You may choose to receive Annuity Payouts:

- Monthly,

- Quarterly,

- Semi-annually, or

- Annually.

Once you select a frequency, it cannot be changed. If you do not make a selection, the Payee will receive monthly Annuity Payouts. You must select a frequency that results in an Annuity Payout of at least $50. If the amount falls below $50, we have the right to change the frequency to bring the Annuity Payout up to at least $50.

4. WHAT IS THE ASSUMED INVESTMENT RETURN?

The Assumed Investment Return ("AIR") is the investment return you select before we start to make Annuity Payouts. It is a critical assumption for calculating variable dollar amount Annuity Payouts. The first Annuity Payout will be based upon the AIR. The remaining Annuity Payouts will fluctuate based on the performance of the underlying Funds.

Subject to the approval of your State, you can select one of three AIRs: 3%, 5% or 6%. The greater the AIR, the greater the initial Annuity Payout. But a higher AIR may result in smaller potential growth in future Annuity Payouts when the Sub-Accounts earn more than the AIR. On the other hand, a lower AIR results in a lower initial Annuity Payout, but future Annuity Payouts have the potential to be greater when the Sub-Accounts earn more than the AIR.

For example, if the Sub-Accounts earned exactly the same as the AIR, then the second monthly Annuity Payout is the same as the first. If the Sub-Accounts earned more than the AIR, then the second monthly Annuity Payout is higher than the first. If the Sub-Accounts earned less than the AIR, then the second monthly Annuity Payout is lower than the first.

Level variable dollar Annuity Payouts would be produced if the investment returns remained constant and equal to the AIR. In fact, Annuity Payouts will vary up or down as the investment rate varies up or down from the AIR. The degree of the variation depends on the AIR you select.

5. DO YOU WANT ANNUITY PAYOUTS TO BE FIXED DOLLAR AMOUNT OR VARIABLE DOLLAR AMOUNT?

You may choose an Annuity Payout Option with fixed dollar amounts or variable dollar amounts, depending on your income needs.

FIXED DOLLAR AMOUNT ANNUITY PAYOUTS -- Once a fixed dollar amount Annuity Payout begins, you cannot change your selection to receive variable dollar amount Annuity Payouts. You will receive equal fixed dollar amount Annuity Payouts throughout the Annuity Payout period. Fixed dollar amount Annuity Payout amounts are determined by multiplying the Contract Value, minus any applicable Premium Taxes, by an annuity rate. The annuity rate is set by us and is not less than the rate specified in the Fixed Payment Annuity tables in your Contract.

VARIABLE DOLLAR AMOUNT ANNUITY PAYOUTS -- Once a variable dollar amount Annuity Payout begins, you cannot change your selection to receive a fixed dollar amount Annuity Payout. A variable dollar amount Annuity Payout is based on the investment performance of the Sub-Accounts. The variable dollar amount Annuity Payouts may fluctuate with the performance of the underlying Funds. To begin making variable dollar amount Annuity Payouts, we convert the first Annuity Payout amount to a set number of Annuity Units and then price those units to determine the Annuity Payout amount. The number of Annuity Units that determines the Annuity Payout amount remains fixed unless you transfer units between Sub-Accounts.

The dollar amount of the first variable Annuity Payout depends on:

- the Annuity Payout Option chosen,

- the Annuitant's attained age and gender (if applicable),

- the applicable annuity purchase rates based on the 1983a Individual Annuity Mortality table, and

- the Assumed Investment Return.

The total amount of the first variable dollar amount Annuity Payout is determined by dividing the Contract Value minus any applicable Premium Taxes, by $1,000 and multiplying the result by the payment factor defined in the Contract for the selected Annuity Payout Option.

The dollar amount of each subsequent variable dollar amount Annuity Payout is equal to the total of Annuity Units for each Sub-Account multiplied by Annuity Unit Value of each Sub-Account.

The Annuity Unit Value of each Sub-Account for any Valuation Period is equal to the Accumulation Unit Value Net Investment Factor for the current Valuation Period multiplied by the Annuity Unit Factor, multiplied by the Annuity Unit Value for the preceding Valuation Period. The Annuity Unit Factor offsets the AIR used to calculate your first variable dollar amount Annuity Payout. The Annuity Unit Factor for a 3% AIR is 0.999919%. The Annuity Unit Factor for a 5% AIR is 0.999866%. The Annuity Unit Factor for a 6% AIR is 0.999840%.



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COMBINATION ANNUITY PAYOUT -- You may choose to receive a combination of fixed dollar amount and variable dollar amount Annuity Payouts as long as they total 100% of your Annuity Payout. For example, you may choose to use 40% fixed dollar amount and 60% variable dollar amount to meet your income needs.

TRANSFER OF ANNUITY UNITS -- After the Annuity Calculation Date, you may transfer dollar amounts of Annuity Units from one Sub-Account to another. On the day you make a transfer, the dollar amounts are equal for both Sub-Accounts and the number of Annuity Units will be different. We will transfer the dollar amount of your Annuity Units the day we receive your written request if received before the close of the New York Stock Exchange. Otherwise, the transfer will be made on the next Valuation Day. All Sub-Account transfers must comply with our Sub-Account transfer restriction policies. For more information on Sub-Account transfer restrictions please see the sub-section entitled "Can I transfer from one Sub-Account to another?" under the section entitled "The Contract."

OTHER PROGRAMS AVAILABLE


We may discontinue, modify or amend any of these Programs or any other programs we establish. Any change other than termination of a Program will not affect Contract Owners currently enrolled in the Program. There is no additional charge for these programs. If you are enrolled in any of these programs while a fund merger, substitution or liquidation takes place, unless otherwise noted in any communication from us; your Contract Value invested in such underlying Fund will be transferred automatically to the designated surviving Fund in the case of mergers and any available Money Market Fund in the case of Fund liquidations. Your enrollment instructions will be automatically updated to reflect the surviving Fund or a Money Market Fund for any continued and future investments.



INVESTEASE PROGRAM -- InvestEase is an electronic transfer program that allows you to have money automatically transferred from your checking or savings account, and invested in your Contract. It is available for Premium Payments made after your initial Premium Payment. The minimum amount for each transfer is $50. You can elect to have transfers occur either monthly or quarterly, and they can be made into any Account available in your Contract excluding the DCA Plus Programs.


AUTOMATIC INCOME PROGRAM -- The Automatic Income Program allows you to Surrender up to 15% of your total Premium Payments each Contract Year without a Contingent Deferred Sales Charge. You can Surrender from the Accounts you select systematically on a monthly, quarterly, semiannual, or annual basis. The minimum amount of each Surrender is $100. The Automatic Income Program may change based on your instructions after your seventh Contract Year. Amounts taken under this Program will count towards the Annual Withdrawal Amount, and if received prior to age 59 1/2, may have adverse tax consequences, including a 10% federal income tax penalty on the taxable portion of the Surrender payment.

AUTOMATIC REBALANCING PROGRAM -- Automatic Rebalancing is a program that allows you to choose an allocation for your Sub-Accounts to help you reach your investment goals. The Contract offers static model allocations with pre-selected Sub-Accounts and percentages that have been established for each type of investor ranging from conservative to aggressive. Over time, Sub-Account performance may cause your Contract's allocation percentages to change, but under the Automatic Rebalancing Program, your Sub-Account allocations are rebalanced to the percentages in the current model you have chosen. You can transfer freely between allocation models up to twelve times per year. You can only participate in one model at a time.

DOLLAR COST AVERAGING PROGRAMS -- We currently offer two different types of Dollar Cost Averaging Programs in addition to the DCA Plus Program. If you enroll, you may select either the Fixed Amount DCA Program or the Earnings/Interest DCA Program. The Fixed Amount DCA Program allows you to regularly transfer an amount you select from the Fixed Accumulation Feature or any Sub-Account into a different Sub-Account. The Earnings/Interest DCA Program allows you to regularly transfer the interest from the Fixed Accumulation Feature or the earnings from one Sub-Account into a different Sub-Account. For either Program, you may select transfers on a monthly or quarterly basis, but you must at least make three transfers during the Program. The Fixed Amount DCA Program begins 15 days after the Contract Anniversary the month after you enroll in the Program. The Earnings/Interest DCA Program begins at the end of the length of the transfer period you selected plus two business days. That means if you select a monthly transfer, your Earnings/Interest DCA Program will begin one month plus two business days after your enrollment. Dollar Cost Averaging Programs do not guarantee a profit or protect against investment losses.

OTHER INFORMATION

ASSIGNMENT -- A non-qualified Contract may be assigned. We must be properly notified in writing of an assignment. Any Annuity Payouts or Surrenders requested or scheduled before we record an assignment will be made according to the instructions we have on record. We are not responsible for determining the validity of an assignment. Assigning a non-qualified Contract may require the payment of income taxes and certain penalty taxes. Please consult a qualified tax adviser before assigning your Contract.

A qualified Contract may not be transferred or otherwise assigned, unless allowed by applicable law.

CONTRACT MODIFICATION -- The Annuitant may not be changed. However, if the Annuitant is still living, the Contingent Annui



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tant may be changed at any time prior to the Annuity Commencement Date by sending us written notice.

We may modify the Contract, but no modification will affect the amount or term of any Contract unless a modification is required to conform the Contract to applicable federal or state law. No modification will affect the method by which Contract Values are determined.


HOW CONTRACTS ARE SOLD -- Hartford Securities Distribution Company, Inc. ("HSD") serves as principal underwriter for the Contracts which are offered on a continuous basis. HSD is registered with the Securities and Exchange Commission under the 1934 Act as a broker-dealer and is a member of the NASD. The principal business address of HSD is the same as ours.



Contracts will be sold by individuals who have been appointed by us as insurance agents and who are registered representatives of broker-dealers that have entered into selling agreements with HSD. We generally bear the expenses of providing services pursuant to Contracts, including the payment of expenses relating to the distribution of prospectuses for sales purposes as well as any advertising or sales literature (provided, however, we may offset some or all of these expenses by, among other things, administrative service fees received from Fund complexes).



Commissions -- We pay compensation to broker-dealers, financial institutions and other affiliated broker-dealers ("Financial Intermediaries") for the sale of the Contracts according to selling agreements with Financial Intermediaries. Affiliated broker-dealers also employ wholesalers in the sales process. Wholesalers typically receive commissions based on the type of Contract or optional benefits sold. Commissions are based on a specified amount of Premium Payments or Contract Value. Your Registered Representative may be compensated on a fee for services and/or commission basis.



We pay an up-front commission of up to 7% of your Contract Value at the time of sale to the Financial Intermediary that your Registered Representative is associated with. Your Registered Representative's Financial Intermediary may also receive on-going or trail commissions of generally not more than 1% of your Contract Value. Commissions range from 1% for Access Contracts to 7% for Core Contracts. Registered Representatives may have multiple options on how they wish to allocate their commissions and/or compensation. Compensation paid to your Registered Representative may also vary depending on the particular arrangements between your Registered Representative and their Financial Intermediary. We are not involved in determining your Registered Representative's compensation. You are encouraged to ask your Registered Representative about the basis upon which he or she will be personally compensated for the advice or recommendations provided in connection with this transaction.



Additional Payments -- In addition to commissions and any Rule 12b-1 fees, we or our affiliates pay significant additional compensation ("Additional Payments") to some Financial Intermediaries (who may or may not be affiliates), in connection with the promotion, sale and distribution of our variable annuities. Additional Payments are generally based on average net assets (or on aged assets) of the Contracts attributable to a particular Financial Intermediary; on sales of the Contracts attributable to a particular Financial Intermediary and/or on reimbursement of sales expenses. Additional Payments may take the form of, among other things: (1) sponsorship of due diligence meetings to educate Financial Intermediaries about our variable products; (2) payments for providing training and information relating to our variable products; (3) expense allowances and reimbursements; (3) override payments and bonuses; (4) personnel education or training; (5) marketing support fees (or allowances) for providing assistance in promoting the sale of our variable products; and/or (6) shareholder services, including sub-accounting and the preparation of account statements and other communications.



We are among several insurance companies that pay Additional Payments to certain Financial Intermediaries to receive "preferred" or recommended status. These privileges include our ability to gain additional or special access to sales staff, provide and/or attend training and other conferences; placement of our products on customer lists ("shelf-space arrangements"); and otherwise improve sales by featuring our products over others. We also may pay Additional Payments to certain key Financial Intermediaries based on assets under management.



Consistent with NASD Conduct Rules, we provide cash and non-cash compensation in the form of: (1) occasional meals and entertainment; (2) occasional tickets to sporting events; (3) nominal gifts (not to exceed $100 annually); (4) sponsorship of sales contests and/or promotions in which participants receive prizes such as travel awards, merchandise and recognition; (5) sponsorship of training and educational events; and/or (6) due diligence meetings. In addition to NASD rules governing limitations on these payments, we also follow our guidelines and those of Financial Intermediaries which may be more restrictive than NASD rules.



Additional Payments create a potential conflict of interest in the form of an additional financial incentive to the Registered Representative and/or Financial Intermediary to recommend the purchase of this Contract over another variable annuity or another investment option. For the fiscal year ended December 31, 2005, Additional Payments did not in the aggregate exceed approximately $48 million (excluding incidental corporate-sponsorship related perquisites).



As of December 31, 2005, we have entered into arrangements to make Additional Payments to the following Financial Intermediaries: A.G. Edwards & Sons, Inc., ABN AMRO Bank, N.V., Advest, Inc., Aegis Capital Advisors, LLC, AIG Advisors Group, Inc., AIG SunAmerica, American International Group, Inc., AMSouth Investment Services, Inc., Asset Management Securities, Associated Investment Services, Inc., B. C. Ziegler & Co., Banc of America Investment Services, Inc., Banc One Securities Corp., Bancnorth Investment Group, Inc., Bancwest Investment Services, Inc., BB&T Investment Services, Inc., BNY Investment Center of The Bank of New York Company, Inc.,




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BOSC, Inc., BlueVase Securities, LLC., Cadaret Grant & Co., Inc., Cambridge
Investment Research, Inc., Capital Analyst Inc., Capital Securities of America, Inc., Centaurus Financial, Inc., Citigroup, Inc. (various divisions and affiliates), Colonial Brokerage House (LifeMark Partners), Coordinated Capital Securities, Inc., Commerce Brokerage Services, Inc., Comerica Securities, Commonwealth Financial Network, Compass Brokerage, Inc., Crowell, Weedon & Co., Crown Capital Securities, L.P., Cuso Financial Services, L.P., Dortch Securities & Investments, Inc., Duerr Financial Corporation, Edward D. Jones & Co., L.P., Empire Securities, Inc., ePLANNING, Inc., Ferris, Baker Watts, Incorporated, FFP Securities, Inc., Fifth Third Securities, Inc., FIMCO Securities Group (Mequon, WI), Financial Network Services (or Investment) Corp., Fintegra Financial Services, LLC., First Allied Securities, Inc., First Citizens Investor Services, First Heartland Capital, Inc., First Montauk Securities Corp., First National Bank of Omaha, First Tennessee Brokerage, Inc., First Wall Street Corporation, Frost Brokerage Services, Inc., FSC Securities Corporation, Girard Securities, Inc., Great American Advisors, Inc., H.D. Vest Investment Services (subsidiary of Wells Fargo & Company), Harbour Investments, Inc., H & R Block Financial Advisors, Inc., Harvest Capital LLC, Heim & Young Securities, Hibernia Investments, L.L.C., Hong Kong and Shanghai Banking Corporation Limited (HSBC), The Huntington Investment Company, IFMG Securities, Inc. at Rockland Trust, Independent Financial Group, LLC, Infinex Financial Group, ING Advisors Network, Intersecurities, INC., Invest Financial Corp., Investacorp, Inc., Investment Professionals, Inc., Investors Capital Corporation, Investment Centers of America, Inc., Investment Professionals, Inc., Investors Capital Corp., James T. Borello & Co, Janney Montgomery Scott LLC, Jefferson Pilot Securities Corporation, J.J.B. Hilliard, W.L. Lyons, Inc., KMS Financial Services, Inc., Legg Mason Wood Walker, Incorporated, Leigh Baldwin & Co., LLC, Lincoln Financial Advisors Corp. (marketing name for Lincoln National Corp.), Linsco/Private Ledger Corp., Local Securities Corporation, M&T Securities, Inc., McDonald Investments Inc., Merrill Lynch Pierce Fenner & Smith, Morgan Keegan & Company, Inc, Morgan Stanley & Co., Inc. (various divisions and affiliates), Mutual Service Corporation, Natcity Investments, Inc., National Planning Corp., Newbridge Securities Corp., NEXT Financial Group, Inc., NFP Securities, Inc., North Ridge Securities Corp., ONB Investment Services, Inc., Oppenheimer & Co., Inc., Park Avenue Securities LLC, Parker/Hunter Incorporated, Partners Investment Network, Inc., Pension Planners Securities, Inc., People's Securities, Inc., PFIC Securities Corp., Piper Jaffray & Co., Prime Capital Services, Inc., Primevest Financial Services, Inc., Proequities, Inc., Prospera Financial Services, Inc., QA3 Financial Corp, Raymond James Financial Services, RBC Dain Rauscher Inc., Retirement Plan Advisors, Inc., Robert W. Baird & Co., Inc., Rogan & Assoc., Inc., Royal Alliance Assoc., Inc., Ryan Beck & Co., Scott & Stringfellow, Inc., Securian Financial Services, Inc., Securities America, Inc., Securities Service Network, Inc., Sigma Financial Corporation, SII Investments, Inc., Southtrust Securities, Inc., Stifel Nicolaus & Company, Incorporated, Sun Trust Bank, SunTrust Investment Services, Inc. -- Alexander Key Division, SWBC Investment Services, LLC, Synovus Securities, Inc., TFS Securities, Inc., The Investment Center, Inc., Thurston, Springer, Miller, Herd & Titak, Inc.,Triad Advisors, Inc., UBOC Investment Services, Inc. (Union Bank of California, N.A.), UBS Financial Services, Inc., UMB Scout Brokerage Services, Inc., U.S. Bancorp Investments, Inc., Unionbanc Investment Services, LLC, Uvest Financial Services Group Inc., Valmark Securities, Inc., Wachovia Securities, LLC. (various divisions), Wall Street Financial Group, Inc., Walnut Street Securities, Inc., Webster Investment Services, Inc., Wells Fargo Brokerage Services, L.L.C., Wescom Financial Services, Wilbanks Securities, Inc., WM Financial Services, Inc., Woodbury Financial Services, Inc. (an affiliate of ours), WRP Investments, Inc., XCU Capital Corporation, Inc.



Inclusion on this list does not imply that these sums necessarily constitute "special cash compensation" as defined by NASD Conduct Rule 2830(l)(4). We will endeavor to update this listing annually and interim arrangements may not be reflected. We assume no duty to notify any investor whether their Registered Representative is or should be included in any such listing. You are encouraged to review the prospectus for each Fund for any other compensation arrangements pertaining to the distribution of Fund shares.


The Contract may be sold directly to certain individuals under certain circumstances that do not involve payment of any sales compensation to a registered representative. In such case, Hartford will credit the Contract with an additional 5.0% of the Premium Payment. This additional percentage of Premium Payment in no way affects present or future charges, rights, benefits or current values of other Contract Owners. The following class of individuals are eligible for this feature: (1) current or retired officers, directors, trustees and employees (and their families) of the ultimate parent and affiliates of Hartford; and (2) employees and registered representatives (and their families) of registered broker-dealers (or their financial institutions) that have a sales agreement with Hartford and its principal underwriter to sell the Contracts.

LEGAL MATTERS


There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual funds companies. These regulatory inquiries have focused on a number of mutual fund issues, including market timing and late trading, revenue sharing and directed brokerage, fees, transfer agents and other fund service providers, and other mutual-fund related issues. The Hartford, which includes Hartford Life Insurance Company ("HLIC") and its affiliates, has received requests for information and subpoenas from the Securities and Exchange Commission ("SEC"), subpoenas from the New York Attorney General's Office, a subpoena from the Connecticut Attorney General's Office, requests for information from the Connecticut Securities and Investments Division of the Department of Banking, and requests for information from the New York Department of Insurance, in each case requesting documentation and other information regarding various mutual fund regulatory issues. The Hartford




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continues to cooperate fully with these regulators in these matters.



The SEC's Division of Enforcement and the New York Attorney General's Office are investigating aspects of The Hartford's variable annuity and mutual fund operations related to market timing. The Hartford continues to cooperate fully with the SEC and the New York Attorney General's Office in these matters. The funds are available for purchase by the Separate Accounts of different variable universal life insurance policies, variable annuity products, and funding agreements, and they are offered directly to certain qualified retirement plans. Although existing products contain transfer restrictions between Sub-Accounts, some products, particularly older variable annuity products, do not contain restrictions on the frequency of transfers. In addition, as a result of the settlement of litigation against The Hartford with respect to certain owners of older variable annuity contracts, The Hartford's ability to restrict transfers by these owners has, until recently, been limited. The Hartford has executed an agreement with the parties to the previously settled litigation which, together with separate agreements between these Contract Owners and their broker, has resulted in the exchange or surrender of substantially all of the variable annuity contracts that were the subject of the previously settled litigation. Pursuant to an agreement in principle reached in February 2005 with the Board of Directors of the HLS funds, The Hartford has indemnified the affected funds for material harm deemed to have been caused to the funds by frequent trading by these owners for the period from January 2, 2004 through December 31, 2005. The Hartford does not expect to incur additional costs pursuant to this agreement in principle in light of the exchange or surrender of these variable annuity contracts.



The SEC's Division of Enforcement also is investigating aspects of The Hartford's variable annuity and mutual fund operations related to directed brokerage and revenue sharing. The Hartford discontinued the use of directed brokerage in recognition of mutual fund sales in late 2003. The Hartford continues to cooperate fully with the SEC in these matters.



The Hartford has received subpoenas from the New York Attorney General's Office and the Connecticut Attorney General's Office requesting information relating to The Hartford's group annuity products, including single premium group annuities used in maturity or terminal funding programs. These subpoenas seek information about how various group annuity products are sold, how The Hartford selects mutual funds offered as investment options in certain group annuity products, and how brokers selling The Hartford's group annuity products are compensated. The Hartford continues to cooperate fully with these regulators in these matters.



To date, none of the SEC's and New York Attorney General's market timing investigation, the SEC's directed brokerage investigation, or the New York Attorney General's and Connecticut Attorney General's single premium group annuity investigation has resulted in the initiation of any formal action against The Hartford by these regulators. However, The Hartford believes that the SEC, the New York Attorney General's Office, and the Connecticut Attorney General's Office are likely to take some action against The Hartford at the conclusion of the respective investigations. The Hartford is engaged in active discussions with the SEC, the New York Attorney General's Office and the Connecticut Attorney General's Office. The potential timing of any resolution of any of these matters or the initiation of any formal action by any of these regulators is difficult to predict. Hartford Life, Inc. ("Hartford Life") recorded a charge of $66 million, after-tax, to establish a reserve for the market timing and directed brokerage matters in the first quarter of 2005. Based on recent developments, Hartford Life recorded an additional charge of $36 million, after-tax, in the fourth quarter of 2005, of which $14 million, after tax, was attributed to HLIC, to increase the reserve for the market timing, directed brokerage and single premium group annuity matters. This reserve is an estimate; in view of the uncertainties regarding the outcome of these regulatory investigations, as well as the tax-deductibility of payments, it is possible that the ultimate cost to Hartford Life of these matters could exceed the reserve by an amount that would have a material adverse effect on Hartford Life's consolidated results of operations or cash flows in a particular quarterly or annual period. It is reasonably possible that HLIC may ultimately be liable for all or a portion of the ultimate cost to Hartford Life in excess of the $14 million already attributed to HLIC. However, the ultimate liability of HLIC is not reasonably estimable at this time.



On May 24, 2005, The Hartford received a subpoena from the Connecticut Attorney General's Office seeking information about The Hartford's participation in finite reinsurance transactions in which there was no substantial transfer of risk between the parties. The Hartford is cooperating fully with the Connecticut Attorney General's Office in this matter.



On June 23, 2005, The Hartford received a subpoena from the New York Attorney General's Office requesting information relating to purchases of The Hartford's variable annuity products, or exchanges of other products for The Hartford's variable annuity products, by New York residents who were 65 or older at the time of the purchase or exchange. On August 25, 2005, The Hartford received an additional subpoena from the New York Attorney General's Office requesting information relating to purchases of or exchanges into The Hartford's variable annuity products by New York residents during the past five years where the purchase or exchange was funded using funds from a tax-qualified plan or where the variable annuity purchased or exchanged for was a Sub-Account of a tax-qualified plan or was subsequently put into a tax-qualified plan. The Hartford is cooperating fully with the New York Attorney General's Office in these matters.



On July 14, 2005, The Hartford received an additional subpoena from the Connecticut Attorney General's Office concerning The Hartford's structured settlement business. This subpoena requests information about The Hartford's sale of annuity products for structured settlements, and about the ways in which brokers are compensated in connection with the




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sale of these products. The Hartford is cooperating fully with the New York
Attorney General's Office and the Connecticut Attorney General's Office in these matters.



The Hartford has received a request for information from the New York Attorney General's Office about issues relating to the reporting of workers' compensation premium. The Hartford is cooperating fully with the New York Attorney General's Office in this matter.



The Hartford does not expect any of these actions to result in a material adverse on the Separate Accounts or on the HLS funds that serve as underlying investments for these accounts.


MORE INFORMATION

You may call your Registered Representative if you have any questions or write or call us at the address below:

Hartford Life and Annuity Insurance Company
Attn: Investment Product Services
P.O. Box 5085
Hartford, Connecticut 06102-5085

Telephone:   1-800-521-0538 (Contract Owners)

FINANCIAL STATEMENTS

You can find financial statements of the Separate Account and Hartford in the Statement of Additional Information. To receive a copy of the Statement of Additional Information free of charge, call your representative or complete the form at the end of this prospectus and mail the form to us at the address indicated on the form.

FEDERAL TAX CONSIDERATIONS


A. INTRODUCTION



The following summary of tax rules does not provide or constitute any tax advice. It provides only a general discussion of certain of the expected federal income tax consequences with respect to amounts contributed to, invested in or received from a Contract, based on our understanding of the existing provisions of the Code, Treasury Regulations thereunder, and public interpretations thereof by the IRS (e.g., Revenue Rulings, Revenue Procedures or Notices) or by published court decisions. This summary discusses only certain federal income tax consequences to United States Persons, and does not discuss state, local or foreign tax consequences. The term United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships, trust or estates that are subject to United States federal income tax, regardless of the source of their income. See "Annuity Purchases by Nonresident Aliens and Foreign Corporations," regarding annuity purchases by non-U.S. Persons or residents.



This summary has been prepared by us after consultation with tax counsel, but no opinion of tax counsel has been obtained. We do not make any guarantee or representation regarding any tax status (e.g., federal, state, local or foreign) of any Contract or any transaction involving a Contract. In addition, there is always a possibility that the tax treatment of an annuity contract could change by legislation or other means (such as regulations, rulings or judicial decisions). Moreover, it is always possible that any such change in tax treatment could be made retroactive (that is, made effective prior to the date of the change). Accordingly, you should consult a qualified tax adviser for complete information and advice before purchasing a Contract.



In addition, this discussion does not address many of the tax consequences if you use the Contract in various arrangements, including Charitable Remainder Trusts, tax-qualified retirement arrangements, deferred compensation plans, split-dollar insurance arrangements, or other employee benefit arrangements. The tax consequences of any such arrangement may vary depending on the particular facts and circumstances of each individual arrangement and whether the arrangement satisfies certain tax qualification or classification requirements. In addition, the tax rules affecting such an arrangement may have changed recently, e.g., by legislation or regulations that affect compensatory or employee benefit arrangements. Therefore, if you are contemplating the use of a Contract in any arrangement the value of which to you depends in part on its tax consequences, you should consult a qualified tax adviser regarding the tax treatment of the proposed arrangement and of any Contract used in it.



THE DISCUSSION SET FORTH BELOW IS INCLUDED FOR GENERAL PURPOSES ONLY. SPECIAL TAX RULES MAY APPLY WITH RESPECT TO CERTAIN SITUATIONS THAT ARE NOT DISCUSSED HEREIN. EACH POTENTIAL PURCHASER OF A CONTRACT IS ADVISED TO CONSULT WITH A QUALIFIED TAX ADVISER AS TO THE CONSEQUENCES OF ANY AMOUNTS INVESTED IN A CONTRACT UNDER APPLICABLE FEDERAL, STATE, LOCAL OR FOREIGN TAX LAW.



B. TAXATION OF HARTFORD AND THE SEPARATE ACCOUNT



The Separate Account is taxed as part of Hartford which is taxed as a life insurance company under Subchapter L of Chapter 1 of the Code. Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of Chapter 1 of the Code. Investment income and any realized capital gains on assets of the Separate Account are reinvested and taken into account in determining the value of the Accumulation and Annuity Units. As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Contract.



Currently, no taxes are due on interest, dividends and short-term or long-term capital gain earned by the Separate Account with respect to the Contracts. Hartford is entitled to certain tax benefits related to the investment of company assets, including




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assets of the Separate Account. These tax benefits, which may include the foreign tax credit and the corporate dividends received deduction, are not passed back to you since Hartford is the owner of the assets from which the tax benefits are derived.



C. TAXATION OF ANNUITIES -- GENERAL PROVISIONS AFFECTING CONTRACTS NOT HELD IN TAX-QUALIFIED RETIREMENT PLANS



Section 72 of the Code governs the taxation of annuities in general.



  1.  NON-NATURAL PERSONS AS OWNERS



Pursuant to Code Section 72(u), an annuity contract held by a taxpayer other than a natural person generally is not treated as an annuity contract under the Code. Instead, such a non-natural Contract Owner generally could be required to include in gross income currently for each taxable year the excess of (a) the sum of the Contract Value as of the close of the taxable year and all previous distributions under the Contract over (b) the sum of net premiums paid for the taxable year and any prior taxable year and the amount includable in gross income for any prior taxable year with respect to the Contract under Section 72(u). However, Section 72(u) does not apply to:



- A contract the nominal owner of which is a non-natural person but the beneficial owner of which is a natural person (e.g., where the non-natural owner holds the contract as an agent for the natural person),



- A contract acquired by the estate of a decedent by reason of such decedent's death,



- Certain contracts acquired with respect to tax-qualified retirement arrangements,



- Certain contracts held in structured settlement arrangements that may qualify under Code Section 130, or



- A single premium immediate annuity contract under Code Section 72(u)(4), which provides for substantially equal periodic payments and an annuity starting date that is no later than 1 year from the date of the contract's purchase.



A non-natural Contract Owner that is a tax-exempt entity for federal tax purposes (e.g., a tax-qualified retirement trust or a Charitable Remainder Trust) generally would not be subject to federal income tax as a result of such current gross income under Code Section 72(u). However, such a tax-exempt entity, or any annuity contract that it holds, may need to satisfy certain tax requirements in order to maintain its qualification for such favorable tax treatment. See, e.g., IRS Tech. Adv. Memo. 9825001 for certain Charitable Remainder Trusts.



Pursuant to Code Section 72(s), if the Contract Owner is a non-natural person, the primary annuitant is treated as the "holder" in applying the required distribution rules described below. These rules require that certain distributions be made upon the death of a "holder." In addition, for a non-natural owner, a change in the primary annuitant is treated as the death of the "holder." However, the provisions of Code Section 72(s) do not apply to certain contracts held in tax-qualified retirement arrangements or structured settlement arrangements.



  2.  OTHER CONTRACT OWNERS (NATURAL PERSONS).



A Contract Owner is not taxed on increases in the value of the Contract until an amount is received or deemed received, e.g., in the form of a lump sum payment (full or partial value of a Contract) or as Annuity payments under the settlement option elected.



The provisions of Section 72 of the Code concerning distributions are summarized briefly below. Also summarized are special rules affecting distributions from Contracts obtained in a tax-free exchange for other annuity contracts or life insurance contracts which were purchased prior to August 14, 1982.



     A.  DISTRIBUTIONS PRIOR TO THE ANNUITY COMMENCEMENT DATE.



   i. Total premium payments less amounts received which were not includable in gross income equal the "investment in the contract" under Section 72 of the Code.



  ii. To the extent that the value of the Contract (ignoring any surrender charges except on a full surrender) exceeds the "investment in the contract," such excess constitutes the "income on the contract." It is unclear what value should be used in determining the "income on the contract." We believe that the current Contract value (determined without regard to surrender charges) is an appropriate measure. However, the IRS could take the position that the value should be the current Contract value (determined without regard to surrender charges) increased by some measure of the value of certain future benefits.



 iii. Any amount received or deemed received prior to the Annuity Commencement Date (e.g., upon a partial surrender) is deemed to come first from any such "income on the contract" and then from "investment in the contract," and for these purposes such "income on the contract" shall be computed by reference to any aggregation rule in subparagraph 2.c. below. As a result, any such amount received or deemed received (1) shall be includable in gross income to the extent that such amount does not exceed any such "income on the contract," and (2) shall not be includable in gross income to the extent that such amount does exceed any such "income on the contract." If at the time that any amount is received or deemed received there is no "income on the contract" (e.g., because the gross value of the Contract does not exceed the "investment in the contract" and no aggregation rule applies), then such amount received or deemed received will not be includable in gross income, and will simply reduce the "investment in the contract."



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  iv. The receipt of any amount as a loan under the Contract or the assignment or pledge of any portion of the value of the Contract shall be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b.



   v. In general, the transfer of the Contract, without full and adequate consideration, will be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b. This transfer rule does not apply, however, to certain transfers of property between spouses or incident to divorce.



  vi. In general, any amount actually received under the Contract as a Death Benefit, including an optional Death Benefit, if any, will be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b.



     B.  DISTRIBUTIONS AFTER ANNUITY COMMENCEMENT DATE.



Annuity payments made periodically after the Annuity Commencement Date are includable in gross income to the extent the payments exceed the amount determined by the application of the ratio of the "investment in the contract" to the total amount of the payments to be made after the Annuity Commencement Date (the "exclusion ratio").



   i. When the total of amounts excluded from income by application of the exclusion ratio is equal to the investment in the contract as of the Annuity Commencement Date, any additional payments (including surrenders) will be entirely includable in gross income.



  ii. If the annuity payments cease by reason of the death of the Annuitant and, as of the date of death, the amount of annuity payments excluded from gross income by the exclusion ratio does not exceed the investment in the contract as of the Annuity Commencement Date, then the remaining portion of unrecovered investment shall be allowed as a deduction for the last taxable year of the Annuitant.



 iii. Generally, nonperiodic amounts received or deemed received after the Annuity Commencement Date are not entitled to any exclusion ratio and shall be fully includable in gross income. However, upon a full surrender after such date, only the excess of the amount received (after any surrender charge) over the remaining "investment in the contract" shall be includable in gross income (except to the extent that the aggregation rule referred to in the next subparagraph c. may apply).



     C.  AGGREGATION OF TWO OR MORE ANNUITY CONTRACTS.



Contracts issued after October 21, 1988 by the same insurer (or affiliated insurer) to the same owner within the same calendar year (other than certain contracts held in connection with tax-qualified retirement arrangements) will be aggregated and treated as one annuity contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. An annuity contract received in a tax-free exchange for another annuity contract or life insurance contract may be treated as a new contract for this purpose. We believe that for any Contracts subject to such aggregation, the values under the Contracts and the investment in the contracts will be added together to determine the taxation under subparagraph 2.a., above, of amounts received or deemed received prior to the Annuity Commencement Date. Withdrawals will first be treated first as withdrawals of income until all of the income from all such Contracts is withdrawn. In addition, the Treasury Department has specific authority under the aggregation rules in Code Section 72(e)(11) to issue regulations to prevent the avoidance of the income-out-first rules for non-periodic distributions through the serial purchase of annuity contracts or otherwise. As of the date of this prospectus, there are no regulations interpreting these aggregation provisions.



     D.  10% PENALTY TAX -- APPLICABLE TO CERTAIN WITHDRAWALS AND ANNUITY
         PAYMENTS.



   i. If any amount is received or deemed received on the Contract (before or after the Annuity Commencement Date), the Code applies a penalty tax equal to ten percent of the portion of the amount includable in gross income, unless an exception applies.



  ii. The 10% penalty tax will not apply to the following distributions:



     1. Distributions made on or after the date the recipient has attained the age of 59 1/2.



     2. Distributions made on or after the death of the holder or where the holder is not an individual, the death of the primary annuitant.



     3.  Distributions attributable to a recipient's becoming disabled.



     4. A distribution that is part of a scheduled series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the recipient (or the joint lives or life expectancies of the recipient and the recipient's designated Beneficiary). In determining whether a payment stream designed to satisfy this exception qualifies, it is possible that the IRS could take the position that the entire interest in the Contract should include not only the current Contract value, but also some measure of the value of certain future benefits.



     5. Distributions made under certain annuities issued in connection with structured settlement agreements.



     6. Distributions of amounts which are allocable to the "investment in the contract" prior to August 14, 1982 (see next subparagraph e.).



If the taxpayer avoids this 10% penalty tax by qualifying for the substantially equal periodic payments exception and later such




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series of payments is modified (other than by death or disability), the 10%
penalty tax will be applied retroactively to all the prior periodic payments (i.e., penalty tax plus interest thereon), unless such modification is made after both (a) the taxpayer has reached age 59 1/2 and (b) 5 years have elapsed since the first of these periodic payments.



     E. SPECIAL PROVISIONS AFFECTING CONTRACTS OBTAINED THROUGH A TAX-FREE EXCHANGE OF OTHER ANNUITY OR LIFE INSURANCE CONTRACTS PURCHASED PRIOR TO AUGUST 14, 1982.



If the Contract was obtained by a tax-free exchange of a life insurance or annuity Contract purchased prior to August 14, 1982, then any amount received or deemed received prior to the Annuity Commencement Date shall be deemed to come (1) first from the amount of the "investment in the contract" prior to August 14, 1982 ("pre-8/14/82 investment") carried over from the prior Contract, (2) then from the portion of the "income on the contract" (carried over to, as well as accumulating in, the successor Contract) that is attributable to such pre-8/14/82 investment, (3) then from the remaining "income on the contract" and (4) last from the remaining "investment in the contract." As a result, to the extent that such amount received or deemed received does not exceed such pre-8/14/82 investment, such amount is not includable in gross income. In addition, to the extent that such amount received or deemed received does not exceed the sum of (a) such pre-8/14/82 investment and (b) the "income on the contract" attributable thereto, such amount is not subject to the 10% penalty tax. In all other respects, amounts received or deemed received from such post-exchange Contracts are generally subject to the rules described in this subparagraph e.



     F.  REQUIRED DISTRIBUTIONS



   i. Death of Contract Owner or Primary Annuitant



      Subject to the alternative election or spouse beneficiary provisions in ii or iii below:



     1. If any Contract Owner dies on or after the Annuity Commencement Date and before the entire interest in the Contract has been distributed, the remaining portion of such interest shall be distributed at least as rapidly as under the method of distribution being used as of the date of such death;



     2. If any Contract Owner dies before the Annuity Commencement Date, the entire interest in the Contract shall be distributed within 5 years after such death; and



     3.  If the Contract Owner is not an individual, then for purposes of 1. or
         2. above, the primary annuitant under the Contract shall be treated as the Contract Owner, and any change in the primary annuitant shall be treated as the death of the Contract Owner. The primary annuitant is the individual, the events in the life of whom are of primary importance in affecting the timing or amount of the payout under the Contract.



  ii. Alternative Election to Satisfy Distribution Requirements



      If any portion of the interest of a Contract Owner described in i. above is payable to or for the benefit of a designated beneficiary, such beneficiary may elect to have the portion distributed over a period that does not extend beyond the life or life expectancy of the beneficiary. Such distributions must begin within a year of the Contract Owner's death.



 iii. Spouse Beneficiary



      If any portion of the interest of a Contract Owner is payable to or for the benefit of his or her spouse, and the Annuitant or Contingent Annuitant is living, such spouse shall be treated as the Contract Owner of such portion for purposes of section i. above. This spousal contract continuation shall apply only once for this Contract.



     G.  ADDITION OF RIDER OR MATERIAL CHANGE.



The addition of a rider to the Contract, or a material change in the Contract's provisions, could cause it to be considered newly issued or entered into for tax purposes, and thus could cause the Contract to lose certain grandfathered tax status. Please contact your tax adviser for more information.



     H.  PARTIAL EXCHANGES.



The IRS in Rev. Rul. 2003-76 has confirmed that the owner of an annuity contract can direct its insurer to transfer a portion of the contract's cash value directly to another annuity contract (issued by the same insurer or by a different insurer), and such a direct transfer can qualify for tax-free exchange treatment under Code Section 1035 (a "partial exchange"). However, Rev. Rul. 2003-76 also refers to caveats and additional guidance in the companion Notice 2003-51, which discusses cases in which a partial exchange is followed by a surrender, withdrawal or other distribution from either the old contract or the new contract. Notice 2003-51 specifically indicates that the IRS is considering (1) under what circumstances it should treat a partial exchange followed by such a distribution within 24 months as presumptively for "tax avoidance" purposes (e.g., to avoid the income-out-first rules on amounts received under Code Section 72) and (2) what circumstances it should treat as rebutting such a presumption (e.g., death, disability, reaching age 59 1/2, divorce or loss of employment). Accordingly, we advise you to consult with a qualified tax adviser as to potential tax consequences before attempting any partial exchange.



  3.  DIVERSIFICATION REQUIREMENTS.



The Code requires that investments supporting your Contract be adequately diversified. Code Section 817(h) provides that a variable annuity contract will not be treated as an annuity contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified. If a contract is not treated as an annuity contract, the contract owner will be subject to income tax on annual increases in cash value.




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The Treasury Department's diversification regulations under Code Section 817(h)
require, among other things, that:



- no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,



- no more than 70% is represented by any two investments,



- no more than 80% is represented by any three investments and



- no more than 90% is represented by any four investments.



In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.



A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the insurer or the contract owner must agree to pay the tax due for the period during which the diversification requirements were not met.



  4.  TAX OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT.



In order for a variable annuity contract to qualify for tax income deferral, assets in the separate account supporting the contract must be considered to be owned by the insurance company, and not by the contract owner, for tax purposes. The IRS has stated in published rulings that a variable contract owner will be considered the "owner" of separate account assets for income tax purposes if the contract owner possesses sufficient incidents of ownership in those assets, such as the ability to exercise investment control over the assets. In circumstances where the variable contract owner is treated as the "tax owner" of certain separate account assets, income and gain from such assets would be includable in the variable contract owner's gross income. The Treasury Department indicated in 1986 that, in regulations or revenue rulings under Code Section 817(d) (relating to the definition of a variable contract), it would provide guidance on the extent to which contract owners may direct their investments to particular subaccounts without being treated as tax owners of the underlying shares. Although no such regulations have been issued to date, the IRS has issued a number of rulings that indicate that this issue remains subject to a facts and circumstances test for both variable annuity and life insurance contracts.



For instance, the IRS in Rev. Rul. 2003-92 reiterated its position in prior rulings that, where shares in a fund offered in an insurer's separate account are not available exclusively through the purchase of a variable insurance contract (e.g., where such shares can be purchased directly by the general public or others without going through such a variable contract), such "public availability" means that such shares should be treated as owned directly by the contract owner (and not by the insurer) for tax purposes, as if such contract owner had chosen instead to purchase such shares directly (without going through the variable contract). None of the shares or other interests in the fund choices offered in our Separate Account for your Contract are available for purchase except through an insurer's variable contracts or by other permitted entities.



The IRS in Rev. Rul. 2003-91 also indicated that an insurer could provide as many as 20 fund choices for its variable contract owners (each with a general investment strategy, e.g., a small company stock fund or a special industry fund) under certain circumstances, without causing such a contract owner to be treated as the tax owner of any of the underlying fund assets. The ruling does not specify the number of fund options, if any, that might prevent a variable contract owner from receiving favorable tax treatment. As a result, we believe that any owner of a Contract also should receive the same favorable tax treatment. However, there is necessarily some uncertainty here as long as the IRS continues to use a facts and circumstances test for investor control and other tax ownership issues. Therefore, we reserve the right to modify the Contract as necessary to prevent you from being treated as the tax owner of any underlying assets.



D. FEDERAL INCOME TAX WITHHOLDING



The portion of an amount received under a Contract that is taxable gross income to the payee is also subject to federal income tax withholding, pursuant to Code Section 3405, which requires the following:



     1. Non-Periodic Distributions. The portion of a non-periodic distribution that is includable in gross income is subject to federal income tax withholding unless an individual elects not to have such tax withheld ("election out"). We will provide such an "election out" form at the time such a distribution is requested. If the necessary "election out" form is not submitted to us in a timely manner, generally we are required to withhold 10 percent of the includable amount of distribution and remit it to the IRS.



     2. Periodic Distributions (payable over a period greater than one year). The portion of a periodic distribution that is includable in gross income is generally subject to federal income tax withholding as if the payee were a married individual claiming 3 exemptions, unless the individual elects otherwise. An individual generally may elect out of such withholding, or elect to have income tax withheld at a different rate, by providing a completed election form. We will provide such an election form at the time such a distribution is requested. If the necessary "election out" forms are not submitted to us in a timely manner, we are required to withhold tax as if the




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         recipient were married claiming 3 exemptions, and remit this amount to the IRS.



Regardless of any "election out" (or any amount of tax actually withheld) on an amount received from a Contract, the payee is generally liable for any failure to pay the full amount of tax due on the includable portion of such amount received. A payee also may be required to pay penalties under estimated income tax rules, if the withholding and estimated tax payments are insufficient to satisfy the payee's total tax liability.



E. GENERAL PROVISIONS AFFECTING QUALIFIED RETIREMENT PLANS



The Contract may be used for a number of qualified retirement plans. If the Contract is being purchased with respect to some form of qualified retirement plan, please refer to Appendix I for information relative to the types of plans for which it may be used and the general explanation of the tax features of such plans.



F. ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS



The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and mandatory withholding on U.S. source taxable annuity distributions at a 30% rate, unless a lower treaty rate applies and any required tax forms are submitted to us. If withholding applies, we are required to withhold tax at the 30% rate, or a lower treaty rate if applicable, and remit it to the IRS. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser's country of citizenship or residence.



G. ESTATE, GIFT AND GENERATION-SKIPPING TAX AND RELATED TAX CONSIDERATIONS



Any amount payable upon a Contract Owner's death, whether before or after the Annuity Commencement Date, is generally includable in the Contract Owner's estate for federal estate tax purposes. Similarly, prior to the Contract Owner's death, the payment of any amount from the Contract, or the transfer of any interest in the Contract, to a beneficiary or other person for less than adequate consideration may have federal gift tax consequences. In addition, any transfer to, or designation of, a non-spouse beneficiary who either is (1) 37 1/2 or more years younger than a Contract Owner or (2) a grandchild (or more remote further descendent) of a Contract Owner may have federal generation-skipping-transfer ("GST") tax consequences under Code Section 2601. Regulations under Code Section 2662 may require us to deduct any such GST tax from your Contract, or from any applicable payment, and pay it directly to the IRS. However, any federal estate, gift or GST tax payment with respect to a Contract could produce an offsetting income tax deduction for a beneficiary or transferee under Code Section 691(c) (partially offsetting such federal estate or GST tax) or a basis increase for a beneficiary or transferee under Code
Section 691(c) or Section 1015(d). In addition, as indicated above in "Distributions Prior to the Annuity Commencement Date," the transfer of a Contract for less than adequate consideration during the Contract Owner's lifetime generally is treated as producing an amount received by such Contract Owner that is subject to both income tax and the 10% penalty tax. To the extent that such an amount deemed received causes an amount to be includable currently in such Contract Owner's gross income, this same income amount could produce a corresponding increase in such Contract Owner's tax basis for such Contract that is carried over to the transferee's tax basis for such Contract under Code
Section 72(e)(4)(C)(iii) and Section 1015.



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TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION

GENERAL INFORMATION
     Safekeeping of Assets
     Experts
     Non-Participating
     Misstatement of Age or Sex
     Principal Underwriter
PERFORMANCE RELATED INFORMATION
     Total Return for all Sub-Accounts
     Yield for Sub-Accounts
     Money Market Sub-Accounts
     Additional Materials
     Performance Comparisons
ACCUMULATION UNIT VALUES
FINANCIAL STATEMENTS


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APPENDIX I -- INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS


This summary does not attempt to provide more than general information about the federal income tax rules associated with use of a Contract by a tax-qualified retirement plan. State income tax rules applicable to tax-qualified retirement plans often differ from federal income tax rules, and this summary does not describe any of these differences. Because of the complexity of the tax rules, owners, participants and beneficiaries are encouraged to consult their own tax advisors as to specific tax consequences.



The Contracts are available to a variety of tax-qualified retirement plans and arrangements (a "Qualified Plan" or "Plan"). Tax restrictions and consequences for Contracts, accounts under each type of Qualified Plan differ from each other and from those for Non-Qualified Contracts. In addition, individual Qualified Plans may have terms and conditions that impose additional rules. Therefore, no attempt is made herein to provide more than general information about the use of the Contract with the various types of Qualified Plans. Participants under such Qualified Plans, as well as Contract Owners, annuitants and beneficiaries, are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to terms and conditions of the Plans themselves or limited by applicable law, regardless of the terms and conditions of the Contract issued in connection therewith. Qualified Plans generally provide for the tax deferral of income regardless of whether the Qualified Plan invests in an annuity or other investment. You should consider whether the Contract is a suitable investment if you are investing through a Qualified Plan.



THE FOLLOWING IS ONLY A GENERAL DISCUSSION ABOUT TYPES OF QUALIFIED PLANS FOR WHICH THE CONTRACTS MAY BE AVAILABLE. WE ARE NOT THE PLAN ADMINISTRATOR FOR ANY QUALIFIED PLAN. THE PLAN ADMINISTRATOR OR CUSTODIAN, WHICHEVER IS APPLICABLE, (BUT NOT US) IS RESPONSIBLE FOR ALL PLAN ADMINISTRATIVE DUTIES INCLUDING, BUT NOT LIMITED TO, NOTIFICATION OF DISTRIBUTION OPTIONS, DISBURSEMENT OF PLAN BENEFITS, HANDLING ANY PROCESSING AND ADMINISTRATION OF QUALIFIED PLAN LOANS, COMPLIANCE REGULATORY REQUIREMENTS AND FEDERAL AND STATE TAX REPORTING OF INCOME/DISTRIBUTIONS FROM THE PLAN TO PLAN PARTICIPANTS AND, IF APPLICABLE, BENEFICIARIES OF PLAN PARTICIPANTS AND IRA CONTRIBUTIONS FROM PLAN PARTICIPANTS. OUR ADMINISTRATIVE DUTIES ARE LIMITED TO ADMINISTRATION OF THE CONTRACT AND ANY DISBURSEMENTS OF ANY CONTRACT BENEFITS TO THE OWNER, ANNUITANT OR BENEFICIARY OF THE CONTRACT, AS APPLICABLE. OUR TAX REPORTING RESPONSIBILITY IS LIMITED TO FEDERAL AND STATE TAX REPORTING OF INCOME/DISTRIBUTIONS TO THE APPLICABLE PAYEE AND IRA CONTRIBUTIONS FROM THE OWNER OF A CONTRACT, AS RECORDED ON OUR BOOKS AND RECORDS. IF YOU ARE PURCHASING A QUALIFIED CONTRACT, YOU SHOULD CONSULT WITH YOUR PLAN ADMINISTRATOR AND/OR A QUALIFIED TAX ADVISER. YOU ALSO SHOULD CONSULT WITH A QUALIFIED TAX ADVISER AND/OR PLAN ADMINISTRATOR BEFORE YOU WITHDRAW ANY PORTION OF YOUR CONTRACT VALUE.



The tax rules applicable to Qualified Contracts and Qualified Plans, including restrictions on contributions and distributions, taxation of distributions and tax penalties, vary according to the type of Qualified Plan, as well as the terms and conditions of the Plan itself. Various tax penalties may apply to contributions in excess of specified limits, plan distributions (including loans) that do not comply with specified limits, and certain other transactions relating to such Plans. Accordingly, this summary provides only general information about the tax rules associated with use of a Qualified Contract in such a Qualified Plan. In addition, some Qualified Plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. Owners, participants, and beneficiaries are responsible for determining that contributions, distributions and other transactions comply with applicable tax (and non-tax) law. Because of the complexity of these rules, Owners, participants and beneficiaries are advised to consult with a qualified tax adviser as to specific tax consequences.



We do not currently offer the Contracts in connection with all of the types of Qualified Plans discussed below, and may not offer the Contracts for all types of Qualified Plans in the future.



1. INDIVIDUAL RETIREMENT ANNUITIES ("IRAs")



In addition to "traditional" IRAs governed by Code Sections 408(a) and (b) ("Traditional IRAs"), there are Roth IRAs governed by Code Section 408A , SEP IRAs governed by Code Section 408(k), and SIMPLE IRAs governed by Code Section 408(p). Also, Qualified Plans under Code Section 401, 403(b) or 457(b) that include after-tax employee contributions may be treated as deemed IRAs subject to the same rules and limitations as Traditional IRAs. Contributions to each of these types of IRAs are subject to differing limitations. The following is a very general description of each type of IRA for which a Contract is available.



TRADITIONAL IRAs Traditional IRAs are subject to limits on the amounts that may be contributed each year (which contribution limits are scheduled to increase over the next several years), the persons who may be eligible, and the time when minimum distributions must begin. Depending upon the circumstances of the individual, contributions to a Traditional IRA may be made on a deductible or non-deductible basis. Failure to make required minimum distributions ("RMDs") when the Owner reaches age 70 1/2 or dies, as described below, may result in imposition of a 50% penalty tax on any excess of the RMD amount over the amount actually distributed. In addition, any amount received before the Owner reaches age 59 1/2 or dies is subject to a 10% penalty tax on premature distributions, unless a special exception applies, as described below. Under Code Section 408(e), an IRA may not be used for borrowing (or as security for any loan) or in certain prohibited transactions, and such a transaction could lead to the complete tax disqualification of an IRA.



You (or your surviving spouse if you die) may rollover funds tax-free from certain existing Qualified Plans (such as proceeds from existing insurance contracts, annuity contracts or




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securities) into your Traditional IRA under certain circumstances, as indicated
below. However, mandatory tax withholding of 20% may apply to any eligible rollover distribution from certain types of Qualified Plan if the distribution is not transferred directly to your Traditional IRA.



IRAs generally may not invest in life insurance contracts. However, an annuity contract that is used as an IRA may provide a death benefit that equals the greater of the premiums paid or the contract's cash value. The Contract offers an enhanced death benefit that may exceed the greater of the Contract Value or total premium payments. The tax rules are unclear as to what extent an IRA can provide a death benefit that exceeds the greater of the IRA's cash value or the sum of the premiums paid and other contributions into the IRA. Please note that the IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.



SEP IRAs Code Section 408(k) provides for a Traditional IRA in the form of an employer-sponsored defined contribution plan known as a Simplified Employee Pension ("SEP") or a SEP IRA. A SEP IRA can have employer, employee and salary reduction contributions, as well as higher overall contribution limits than a Traditional IRA, but a SEP is also subject to special tax-qualification requirements (e.g., on participation, nondiscrimination and withdrawals) and sanctions. Otherwise, a SEP IRA is generally subject to the same tax rules as for a Traditional IRA, which are described above. Please note that the IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.



SIMPLE IRAs The Savings Incentive Match Plan for Employees of Small Employers ("SIMPLE Plan") is a form of an employer-sponsored Qualified Plan that provides IRA benefits for the participating employees ("SIMPLE IRAs"). Depending upon the SIMPLE Plan, employers may make plan contributions into a SIMPLE IRA established by each eligible participant. Like a Traditional IRA, a SIMPLE IRA is subject to the 50% penalty tax for failure to make a full RMD, and to the 10% penalty tax on premature distributions, as described below. In addition, the 10% penalty tax is increased to 25% for amounts received during the 2-year period beginning on the date you first participated in a qualified salary reduction arrangement pursuant to a SIMPLE Plan maintained by your employer under Code Section 408(p)(2). Contributions to a SIMPLE IRA may be either salary deferral contributions or employer contributions, and these are subject to different tax limits from those for a Traditional IRA. Please note that the SIMPLE IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an SIMPLE IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.



A SIMPLE Plan may designate a single financial institution (a Designated Financial Institution) as the initial trustee, custodian or issuer (in the case of an annuity contract) of the SIMPLE IRA set up for each eligible participant. However, any such Plan also must allow each eligible participant to have the balance in his SIMPLE IRA held by the Designated Financial Institution transferred without cost or penalty to a SIMPLE IRA maintained by a different financial institution. Absent a Designated Financial Institution, each eligible participant must select the financial institution to hold his SIMPLE IRA, and notify his employer of this selection.



If we do not serve as the Designated Financial Institution for your employer's SIMPLE Plan, for you to use one of our Contracts as a SIMPLE IRA, you need to provide your employer with appropriate notification of such a selection under the SIMPLE Plan. If you choose, you may arrange for a qualifying transfer of any amounts currently held in another SIMPLE IRA for your benefit to your SIMPLE IRA with us.



ROTH IRAs Code Section 408A permits eligible individuals to establish a Roth IRA. Contributions to a Roth IRA are not deductible, but withdrawals of amounts contributed and the earnings thereon that meet certain requirements are not subject to federal income tax. In general, Roth IRAs are subject to limitations on the amounts that may be contributed by the persons who may be eligible to contribute, certain Traditional IRA restrictions, and certain RMD rules on the death of the Contract Owner. Unlike a Traditional IRA, Roth IRAs are not subject to RMD rules during the Contract Owner's lifetime. Generally, however, upon the Owner's death the amount remaining in a Roth IRA must be distributed by the end of the fifth year after such death or distributed over the life expectancy of a designated beneficiary. The Owner of a Traditional IRA may convert a Traditional IRA into a Roth IRA under certain circumstances. The conversion of a Traditional IRA to a Roth IRA will subject the fair market value of the converted Traditional IRA to federal income tax. In addition to the amount held in the converted Traditional IRA, the fair market value may include the value of additional benefits provided by the annuity contract on the date of conversion, based on reasonable actuarial assumptions. Tax-free rollovers from a Roth IRA can be made only to another Roth IRA and under limited circumstances, as indicated below. Anyone considering the purchase of a Qualified Contract as a Roth IRA or a "conversion" Roth IRA should consult with a qualified tax adviser. Please note that the Roth IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as a Roth IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.



2. QUALIFIED PENSION OR PROFIT-SHARING PLAN OR SECTION 401(k) PLAN



Provisions of the Code permit eligible employers to establish a tax-qualified pension or profit sharing plan (described in Section 401(a), and Section 401(k) if applicable, and exempt from taxation under Section 501(a)). Such a Plan is subject to




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limitations on the amounts that may be contributed, the persons who may be eligible to participate, the amounts of "incidental" death benefits, and the time when RMDs must commence. In addition, a Plan's provision of incidental benefits may result in currently taxable income to the participant for some or all of such benefits. Amounts may be rolled over tax-free from a Qualified Plan to another Qualified Plan under certain circumstances, as described below. Anyone considering the use of a Qualified Contract in connection with such a Qualified Plan should seek competent tax and other legal advice.



In particular, please note that these tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits "incidental" to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefit once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification.



3. TAX SHELTERED ANNUITY UNDER SECTION 403(b)  ("TSA")



Code Section 403(b) permits public school employees and employees of certain types of charitable, educational and scientific organizations described in Code
Section 501(c)(3) to purchase a "tax-sheltered annuity" contract ("TSA") and, subject to certain limitations, exclude employer contributions to a TSA from such an employee's gross income. Generally, such contributions may not exceed the lesser of an annual dollar limit (e.g., $44,000 in 2006) or 100% of the employee's "includable compensation" for his most recent full year of service, subject to other adjustments. Special provisions may allow certain employees to elect a different overall limitation.



A TSA is subject to a prohibition against distributions from the TSA attributable to contributions made pursuant to a salary reduction agreement, unless such distribution is made:



   a. after the employee reaches age 59 1/2;



   b. upon the employee's separation from service;



   c. upon the employee's death or disability; or



   d. in the case of hardship (and in the case of hardship, any income attributable to such contributions may not be distributed).



Please note that the TSA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an TSA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification. In particular, please note that tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits "incidental" to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefits once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification.



Amounts may be rolled over tax-free from a TSA to another TSA or Qualified Plan (or from a Qualified Plan to a TSA) under certain circumstances, as described below.



4. DEFERRED COMPENSATION PLANS UNDER SECTION 457 ("SECTION 457 PLANS")



Certain governmental employers, or tax-exempt employers other than a governmental entity, can establish a Deferred Compensation Plan under Code
Section 457. For these purposes, a "governmental employer" is a State, a political subdivision of a State, or an agency or an instrumentality of a State or political subdivision of a State. A Deferred Compensation Plan that meets the requirements of Code Section 457(b) is called an "Eligible Deferred Compensation Plan" or "Section 457(b) Plan." Code Section 457(b) limits the amount of contributions that can be made to an Eligible Deferred Compensation Plan on behalf of a participant. In addition, under Code Section 457(d) a
Section 457(b) Plan may not make amounts available for distribution to participants or beneficiaries before (1) the calendar year in which the participant attains age 70 1/2, (2) the participant has a severance from employment (including death), or (3) the participant is faced with an unforeseeable emergency (as determined in accordance with regulations).



All of the assets and income of an Eligible Deferred Compensation Plan for a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries. This trust requirement does not apply to amounts under an Eligible Deferred Compensation Plan of a tax-exempt (non-governmental) employer. In addition, this trust requirement does not apply to amounts held under a Deferred Compensation Plan of a governmental employer that is not a Section 457(b) Plan. However, where the trust requirement does not apply, amounts held under a Section 457 Plan must remain subject to the claims of the employer's general creditors.



5. TAXATION OF AMOUNTS RECEIVED FROM QUALIFIED PLANS



Except under certain circumstances in the case of Roth IRAs, amounts received from Qualified Contracts or Plans generally are taxed as ordinary income under Code Section 72, to the extent that they are not treated as a tax-free recovery of after-tax contributions or other "investment in the contract." For annuity payments and other amounts received after the Annuity Commencement Date from a Qualified Contract or Plan, the tax rules for determining what portion of each amount received




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represents a tax-free recovery of "investment in the contract" are generally the same as for Non-Qualified Contracts, as described above.



For non-periodic amounts from certain Qualified Contracts or Plans, Code
Section 72(e)(8) provides special rules that generally treat a portion of each amount received as a tax-free recovery of the "investment in the contract," based on the ratio of the "investment in the contract" over the Contract Value at the time of distribution. However, in determining such a ratio, certain aggregation rules may apply and may vary, depending on the type of Qualified Contract or Plan. For instances, all Traditional IRAs owned by the same individual are generally aggregated for these purposes, but such an aggregation does not include any IRA inherited by such individual or any Roth IRA owned by such individual.



In addition, penalty taxes, mandatory tax withholding or rollover rules may apply to amounts received from a Qualified Contract or Plan, as indicated below. Accordingly, you are advised to consult with a qualified tax adviser before taking or receiving any amount (including a loan) from a Qualified Contract or Plan.



6. PENALTY TAXES FOR QUALIFIED PLANS



Unlike Non-Qualified Contracts, Qualified Contracts are subject to federal penalty taxes not just on premature distributions, but also on excess contributions and failures to make required minimum distributions ("RMDs"). Penalty taxes on excess contributions can vary by type of Qualified Plan and which person made the excess contribution (e.g., employer or an employee). The penalty taxes on premature distributions and failures to make timely RMDs are more uniform, and are described in more detail below.



a. PENALTY TAXES ON PREMATURE DISTRIBUTIONS Code Section 72(t) imposes a penalty income tax equal to 10% of the taxable portion of a distribution from certain types of Qualified Plans that is made before the employee reaches age 59 1/2. However, this 10% penalty tax does not apply to a distribution that is either:



- made to a beneficiary (or to the employee's estate) on or after the employee's death;



- attributable to the employee's becoming disabled under Code Section 72(m)(7);



- part of a series of substantially equal periodic payments (not less frequently than annually -- "SEPPs") made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of such employee and a designated beneficiary ("SEPP Exception"), and for certain Qualified Plans (other than IRAs) such a series must begin after the employee separates from service;



- (except for IRAs) made to an employee after separation from service after reaching age 55; or



- not greater than the amount allowable as a deduction to the employee for eligible medical expenses during the taxable year.



In addition, the 10% penalty tax does not apply to a distribution from an IRA that is either:



- made after separation from employment to an unemployed IRA owner for health insurance premiums, if certain conditions are met;



- not in excess of the amount of certain qualifying higher education expenses, as defined by Code Section 72(t)(7); or



- for a qualified first-time home buyer and meets the requirements of Code
  Section 72(t)(8).



If the taxpayer avoids this 10% penalty tax by qualifying for the SEPP Exception and later such series of payments is modified (other than by death or disability), the 10% penalty tax will be applied RETROACTIVELY TO ALL THE PRIOR PERIODIC PAYMENTS (i.e., penalty tax plus interest thereon), unless such modification is made after both (a) the employee has reached age 59 1/2 and (b) 5 years have elapsed since the first of these periodic payments.



For any premature distribution from a SIMPLE IRA during the first 2 years that an individual participates in a salary reduction arrangement maintained by that individual's employer under a SIMPLE Plan, the 10% penalty tax rate is increased to 25%.



b. RMDS AND 50% PENALTY TAX If the amount distributed from a Qualified Contract or Plan is less than the amount of the required minimum distribution ("RMD") for the year, the participant is subject to a 50% penalty tax on the amount that has not been timely distributed.



An individual's interest in a Qualified Plan generally must be distributed, or begin to be distributed, not later than the Required Beginning Date. Generally, the Required Beginning Date is April 1 of the calendar year following the later of:



- the calendar year in which the individual attains age 70 1/2, or



- (except in the case of an IRA or a 5% owner, as defined in the Code) the calendar year in which a participant retires from service with the employer sponsoring a Qualified Plan that allows such a later Required Beginning Date.



The entire interest of the individual must be distributed beginning no later than the Required Beginning Date over --



(a) the life of the individual or the lives of the individual and a designated beneficiary (as specified in the Code), or



(b) over a period not extending beyond the life expectancy of the individual or the joint life expectancy of the individual and a designated beneficiary.



If an individual dies before reaching the Required Beginning Date, the individual's entire interest generally must be distributed within 5 years after the individual's death. However, this RMD rule will be deemed satisfied if distributions begin before the close of the calendar year following the individual's death to




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a designated beneficiary and distribution is over the life of such designated beneficiary (or over a period not extending beyond the life expectancy of such beneficiary). If such beneficiary is the individual's surviving spouse, distributions may be delayed until the deceased individual would have attained age 70 1/2.



If an individual dies after RMDs have begun for such individual, any remainder of the individual's interest generally must be distributed at least as rapidly as under the method of distribution in effect at the time of the individual's death.



The RMD rules that apply while the Contract Owner is alive do not apply with respect to Roth IRAs. The RMD rules applicable after the death of the Owner apply to all Qualified Plans, including Roth IRAs. In addition, if the Owner of a Traditional or Roth IRA dies and the Owner's surviving spouse is the sole designated beneficiary, this surviving spouse may elect to treat the Traditional or Roth IRA as his or her own.



The RMD amount for each year is determined generally by dividing the account balance by the applicable life expectancy. This account balance is generally based upon the account value as of the close of business on the last day of the previous calendar year. RMD incidental benefit rules also may require a larger annual RMD amount. RMDs also can be made in the form of annuity payments that satisfy the rules set forth in Regulations under the Code relating to RMDs.



In addition, in computing any RMD amount based on a contract's account value, such account value must include the actuarial value of certain additional benefits provided by the contract. As a result, electing an optional benefit under a Qualified Contract may require the RMD amount for such Qualified Contract to be increased each year, and expose such additional RMD amount to the 50% penalty tax for RMDs if such additional RMD amount is not timely distributed.



7. TAX WITHHOLDING FOR QUALIFIED PLANS



Distributions from a Qualified Contract or Qualified Plan generally are subject to federal income tax withholding requirements. These federal income tax withholding requirements, including any "elections out" and the rate at which withholding applies, generally are the same as for periodic and non-periodic distributions from a Non-Qualified Contract, as described above, except where the distribution is an "eligible rollover distribution" (described below in "ROLLOVER DISTRIBUTIONS"). In the latter case, tax withholding is mandatory at a rate of 20% of the taxable portion of the "eligible rollover distribution," to the extent it is not directly rolled over to an IRA or other Eligible Retirement Plan (described below in "ROLLOVER DISTRIBUTIONS"). Payees cannot elect out of this mandatory 20% withholding in the case of such an "eligible rollover distribution."



Also, special withholding rules apply with respect to distributions from non-governmental Section 457(b) Plans, and to distributions made to individuals who are neither citizens or resident aliens of the United States.



Regardless of any "election out" (or any actual amount of tax actually withheld) on an amount received from a Qualified Contract or Plan, the payee is generally liable for any failure to pay the full amount of tax due on the includable portion of such amount received. A payee also may be required to pay penalties under estimated income tax rules, if the withholding and estimated tax payments are insufficient to satisfy the payee's total tax liability.



8. ROLLOVER DISTRIBUTIONS



The current tax rules and limits for tax-free rollovers and transfers between Qualified Plans vary according to (1) the type of transferor Plan and transferee Plan, (2) whether the amount involved is transferred directly between Plan fiduciaries (a "direct transfer" or a "direct rollover") or is distributed first to a participant or beneficiary who then transfers that amount back into another eligible Plan within 60 days (a "60-day rollover"), and (3) whether the distribution is made to a participant, spouse or other beneficiary. Accordingly, we advise you to consult with a qualified tax adviser before receiving any amount from a Qualified Contract or Plan or attempting some form of rollover or transfer with a Qualified Contract or Plan.



For instance, generally any amount can be transferred directly from one type of Qualified Plan (e.g., a TSA) to the same type of Plan for the benefit of the same individual, without limit (or federal income tax), if the transferee Plan is subject to the same kinds of restrictions as the transferor Plan (e.g., a TSA that is subject to the same kinds of salary reduction restrictions). Such a "direct transfer" between the same kind of Plan is generally not treated as any form of "distribution" out of such a Plan for federal income tax purposes.



By contrast, an amount distributed from one type of Plan (e.g., a TSA) into a different type of Plan (e.g., a Traditional IRA) generally is treated as a "distribution" out of the first Plan for federal income tax purposes, and therefore to avoid being subject to such tax, such a distribution must qualify either as a "direct rollover" (made directly to another Plan fiduciary) or as a "60-day rollover." The tax restrictions and other rules for a "direct rollover" and a "60-day rollover" are similar in many ways, but if any "eligible rollover distribution" made from certain types of Qualified Plan is not transferred directly to another Plan fiduciary by a "direct rollover," then it is subject to mandatory 20% withholding, even if it is later contributed to that same Plan in a "60-day rollover" by the recipient.



Under Code Sections 402(f)(2)(A) and 3405(c)(3) an "eligible rollover distribution" (which is both eligible for rollover treatment and subject to 20% mandatory withholding absent a "direct rollover") is generally any distribution to an employee of any portion (or all) of the balance to the employee's credit in any of the following types of "Eligible Retirement Plan": (1) a Qualified Plan under Code Section 401(a) ("Qualified 401(a) Plan"), (2) a qualified annuity plan under Code Section 403(a) ("Qualified Annuity Plan"), (3) a TSA under Code Section 403(b), or (4) a governmental Section 457(b) Plan. However, an "eligible rollover distribution" does not include any distribution that is either:



   a. an RMD amount;




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   b. one of a series of substantially equal periodic payments (not less frequently than annually) made either (i) for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and a designated beneficiary, or (ii) for a specified period of 10 years or more; or



   c. any distribution made upon hardship of the employee.



Before making an "eligible rollover distribution," a Plan administrator generally is required under Code Section 402(f) to provide the recipient with advance written notice of the "direct rollover" and "60-day rollover" rules and the distribution's exposure to the 20% mandatory withholding if it is not made by "direct rollover." Generally, under Code Sections 402(c), 403(b)(8) and 457(e)(16), a "direct rollover" or a "60-day rollover" of an "eligible rollover distribution" can be made to a Traditional IRA or to another Eligible Retirement Plan that agrees to accept such a rollover. However, the maximum amount of an "eligible rollover distribution" that can qualify for a tax-free "60-day rollover" is limited to the amount that otherwise would be includable in gross income. By contrast, a "direct rollover" of an "eligible rollover distribution" can include after-tax contributions as well, if the direct rollover is made either to a Traditional IRA or to another form of Eligible Retirement Plan that agrees to account separately for such a rollover, including accounting for such after-tax amounts separately from the otherwise taxable portion of this rollover. Separate accounting also is required for all amounts (taxable or not) that are rolled into a governmental Section 457(b) Plan from either a Qualified Section 401(a) Plan, Qualified Annuity Plan, TSA or IRA. These amounts, when later distributed from the governmental Section 457(b) Plan, are subject to any premature distribution penalty tax applicable to distributions from such a "predecessor" Qualified Plan.



Rollover rules for distributions from IRAs under Code Sections 408(d)(3) and 408A(d)(3) also vary according to the type of transferor IRA and type of transferee IRA or other Plan. For instance, generally no tax-free "direct rollover" or "60-day rollover" can be made between a "NonRoth IRA" (Traditional, SEP or SIMPLE IRA) and a Roth IRA, and a transfer from NonRoth IRA to a Roth IRA, or a "conversion" of a NonRoth IRA to a Roth IRA, is subject to special rules. In addition, generally no tax-free "direct rollover" or "60-day rollover" can be made between an "inherited IRA" (NonRoth or Roth) for a beneficiary and an IRA set up by that same individual as the original owner. Generally, any amount other than an RMD distributed from a Traditional or SEP IRA is eligible for a "direct rollover" or a "60-day rollover" to another Traditional IRA for the same individual. Similarly, any amount other than an RMD distributed from a Roth IRA is generally eligible for a "direct rollover" or a "60-day rollover" to another Roth IRA for the same individual. However, in either case such a tax-free 60-day rollover is limited to 1 per year (365-day period); whereas no 1-year limit applies to any such "direct rollover." Similar rules apply to a "direct rollover" or a "60-day rollover" of a distribution from a SIMPLE IRA to another SIMPLE IRA or a Traditional IRA, except that any distribution of employer contributions from a SIMPLE IRA during the initial 2-year period in which the individual participates in the employer's SIMPLE Plan is generally disqualified (and subject to the 25% penalty tax on premature distributions) if it is not rolled into another SIMPLE IRA for that individual. Amounts other than RMDs distributed from a Traditional or SEP IRA (or SIMPLE IRA after the initial 2-year period) also are eligible for a "direct rollover" or a "60-day rollover" to an Eligible Retirement Plan (e.g., a TSA) that accepts such a rollover, but any such rollover is limited to the amount of the distribution that otherwise would be includable in gross income (i.e., after-tax contributions are not eligible).



Special rules also apply to transfers or rollovers for the benefit of a spouse (or ex-spouse), Plan distributions of property, and obtaining a waiver of the 60-day limit for a tax-free rollover from the IRS.



9. QUALIFIED HURRICANE RELIEF



The Katrina Emergency Tax Relief Act of 2005 ("KETRA"), signed by the President on September 23, 2005, contains several provisions regarding distributions from qualified plans for participants who were affected by Hurricane Katrina. Generally, KETRA allows eligible persons to take distributions from their retirement plans without being subject to the 10% penalty on early distributions and permits the income portion of such distribution to be included in taxable income ratably over a three-year period. KETRA also allows such distributed amounts to be recontributed to the retirement plan within three years and such re-contribution will be treated as a rollover contribution, thus avoiding taxation of the distributed amounts. The total amount of qualified KETRA distributions that an eligible person may receive from all qualified plans is limited to $100,000. KETRA also provides relief for certain qualified plan withdrawals made in connection with home purchases which were cancelled because of Hurricane Katrina and modifies the qualified plan loan rules for certain loans taken by eligible persons. These qualified plan provisions of KETRA were extended to certain victims of Hurricanes Rita and Wilma through the enactment of the Gulf Opportunity Zone Act signed by the President on December 21, 2005. The IRS is preparing further guidance regarding these relief provisions for the victims of the Hurricanes and is drafting Form 8915 for use by eligible persons for reporting qualified plan distributions and determining the amount to be included in taxable income. You should check the IRS's web site to determine if your residence was in an area of hurricane impact which entitles you to the relief being sought. KETRA and the Gulf Opportunity Zone Act contain tax relief provisions in addition to the qualified plan provisions described above and the IRS has designated areas in the hurricane impacted states for different types of tax relief.



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APPENDIX II -- OPTIONAL DEATH BENEFITS -- EXAMPLES

OPTIONAL DEATH BENEFIT EXAMPLES

EXAMPLE 1

Assume that you make a Premium Payment of $100,000. On the first Contract Anniversary assume your Contract Value is $108,000. The Interest Accumulation Value is $105,000 or 5% accumulation on the $100,000 Premium Payment.

$  100,000   Premium Payment
$    5,000   Interest of 5%
-----------
$  105,000   Interest Accumulation Value

If you request a partial Surrender of $10,000 the next day, your Interest Accumulation Value will change. The adjustment for the partial Surrender is determined by dividing the partial Surrender amount by the Contract Value prior to the Surrender and multiplying that amount by the Interest Accumulation Value prior to the Surrender. To determine the new Interest Accumulation Value, that total is then subtracted from the Interest Accumulation Value prior to the Surrender.

$   10,000   partial Surrender divided by
$  108,000   Contract Value prior to Surrender equals
    .09259   multiplied by
$  105,000   Interest Accumulation Value for a total of
$    9,722   to be deducted from the Interest Accumulation Value equals
-----------
$   95,278   the new Interest Accumulation Value

EXAMPLE 2

Assume that you make a Premium Payment of $100,000. On the first Contract Anniversary assume your Contract Value is $92,000. The Interest Accumulation Value is $105,000 or 5% accumulation on the $100,000 Premium Payment.

$  100,000   Premium Payment
$    5,000   Interest of 5%
-----------
$  105,000   Interest Accumulation Value

If you request a partial Surrender of $10,000 the next day, your Interest Accumulation Value will change. The adjustment for the partial Surrender is determined by dividing the partial Surrender amount by the Contract Value prior to the Surrender and multiplying that amount by the Interest Accumulation Value prior to the Surrender. To determine the new Interest Accumulation Value, that total is then subtracted from the Interest Accumulation Value prior to the Surrender.

$   10,000   partial Surrender divided by
$   92,000   Contract Value prior to Surrender equals
    .10870   multiplied by
$  105,000   Interest Accumulation Value for a total of
$   11,413   to be deducted from the Interest Accumulation Value equals
-----------
$   93,587   the New Interest Accumulation Value



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EARNINGS PROTECTION BENEFIT EXAMPLES

EXAMPLE 1

Assume that:

- You elected the Earnings Protection Benefit when you purchased your Contract,

- You made a single Premium Payment of $100,000,

- On your fifth Contract anniversary, your Contract Value was $150,000,

- On the day after your fifth Contract Anniversary, you made a partial Surrender of $40,000,

- On the day we calculate the Death Benefit, your Contract Value was $140,000,

- The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was the greatest of the three death benefit calculations.

ADJUSTMENT FOR PARTIAL SURRENDERS

To calculate the Earnings Protection Benefit, we make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender. To determine if the partial Surrender is greater than the Contract gain:

- Add the amount of the partial Surrender ($40,000) to

- The Contract Value on the date the Earnings Protection Benefit is added to your Contract ($100,000),

- Add Premium Payments made after the Earnings Protection Benefit is added to your Contract before you make the partial Surrender ($0),

- Subtract the Contract Value on the Valuation Day immediately before you make the partial Surrender ($150,000),

- Subtract the sum of any prior adjustments for all prior partial Surrenders made after the Earnings Protection Benefit is added to your Contract ($0),

Which equals -$10,000 which is less than zero, so there is no adjustment for the partial Surrender in this case.

CALCULATION OF CONTRACT GAIN

So Hartford would calculate the Contract gain as follows:

- Contract Value on the date we receive proof of death ($140,000),

- Subtract the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($100,000),

- Add any adjustments for partial Surrenders ($0),

So the Contract gain equals $40,000.

CALCULATION OF EARNINGS PROTECTION BENEFIT CAP

To determine if the cap applies:

- Hartford calculates the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($100,000),

- plus Premium Payments made since that date ($0),

- minus Premium Payments made in the 12 months prior to death ($0),

- minus any adjustments for partial Surrenders ($0),

Which equals $100,000. The cap is 200% of $100,000 which is $200,000.

DEATH BENEFIT WITH EARNINGS PROTECTION BENEFIT

In this situation the cap does not apply, so Hartford takes 40% of $40,000 or $16,000 and adds that to the Contract Value on the date we receive proof of death and the total Death Benefit with the Earnings Protection Benefit is $156,000.



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EXAMPLE 2

Assume that:

- You elected the Earnings Protection Benefit when you purchased your Contract,

- You made a single Premium Payment of $100,000,

- On your fifth Contract anniversary, your Contract Value was $150,000,

- On the day after your fifth Contract Anniversary, you made a partial Surrender of $60,000,

- On the day we calculate the Death Benefit, your Contract Value was $120,000,

- The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was the greatest of the three death benefit calculations.

ADJUSTMENT FOR PARTIAL SURRENDERS

To calculate the Earnings Protection Benefit, we make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender. To determine if the partial Surrender is greater than the Contract gain:

- Add the amount of the partial Surrender ($60,000) to

- The Contract Value on the date the Earnings Protection Benefit is added to your Contract ($100,000),

- Add Premium Payments made after the Earnings Protection Benefit is added to your Contract before you make the partial Surrender ($0),

- Subtract the Contract Value on the Valuation Day immediately before you make the partial Surrender ($150,000),

- Subtract the sum of any prior adjustments for all prior partial Surrenders made after the Earnings Protection Benefit is added to your Contract ($0),

Which equals +$10,000 which is greater than zero, so there is a $10,000 adjustment for the partial Surrender in this case.

CALCULATION OF CONTRACT GAIN

So Hartford would calculate the Contract gain as follows:

- Contract Value on the date we receive proof of death ($120,000),

- Subtract the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($100,000),

- Add any adjustments for partial Surrenders ($10,000),

So the Contract gain equals $30,000.

CALCULATION OF EARNINGS PROTECTION BENEFIT CAP

To determine if the cap applies:

- Hartford calculates the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($100,000),

- plus Premium Payments made since that date ($0),

- minus Premium Payments made in the 12 months prior to death ($0),

- minus any adjustments for partial Surrenders ($10,000),

Which equals $90,000. The cap is 200% of $90,000 which is $180,000.

DEATH BENEFIT WITH EARNINGS PROTECTION BENEFIT

In this situation the cap does not apply, so Hartford takes 40% of $30,000 or $12,000 and adds that to the Contract Value on the date we receive proof of death and the total Death Benefit with the Earnings Protection Benefit is $132,000.

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APPENDIX III -- THE HARTFORD'S PRINCIPAL FIRST -- EXAMPLES

EXAMPLE 1: ASSUME YOU SELECT THE HARTFORD'S PRINCIPAL FIRST WHEN YOU PURCHASE YOUR CONTRACT AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

- Your Benefit Amount is $100,000, which is your initial Premium Payment.

- Your Benefit Payment is $7,000, which is 7% of your Benefit Amount.

EXAMPLE 2: IF YOU MAKE AN ADDITIONAL PREMIUM PAYMENT OF $50,000, THEN

- Your Benefit Amount is $150,000, which is your prior Benefit Amount ($100,000) plus your additional Premium Payment ($50,000).

- Your Benefit Payment is $10,500, which is your prior Benefit Payment ($7,000) plus 7% of your additional Premium Payment ($3,500).

EXAMPLE 3: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU TAKE THE MAXIMUM BENEFIT PAYMENT BEFORE THE END OF THE FIRST CONTRACT YEAR, THEN

- Your Benefit Amount becomes $93,000, which is your prior Benefit Amount ($100,000) minus the Benefit Payment ($7,000).

- Your Benefit Payment for the next year remains $7,000, because you did not take more than your maximum Benefit Payment ($7,000).

EXAMPLE 4: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $50,000, AND YOUR CONTRACT VALUE IS $150,000 AT THE TIME OF THE SURRENDER, THEN

We recalculate your Benefit Amount by comparing the results of two calculations:

- First we deduct the amount of the Surrender ($50,000) from your Contract Value ($150,000). This equals $100,000 and is your "New Contract Value."

- Second, we deduct the amount of the Surrender ($50,000) from your Benefit Amount ($100,000). This is $50,000 and is your "New Benefit Amount."

Since the New Contract Value ($100,000) is more than or equal to the New Benefit Amount ($50,000), and it is more than or equal to your Premium Payments invested in the Contract before the Surrender ($100,000), the Benefit Payment is unchanged and remains $7,000.

EXAMPLE 5: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $60,000, AND YOUR CONTRACT VALUE IS $150,000 AT THE TIME OF THE SURRENDER, THEN

We recalculate your Benefit Amount by comparing the results of two calculations:

- First we deduct the amount of the Surrender ($60,000) from your Contract Value ($150,000). This equals $90,000 and is your "New Contract Value."

- Second, we deduct the amount of the Surrender ($60,000) from your Benefit Amount ($100,000). This is $40,000 and is your "New Benefit Amount."

Since the New Contract Value ($90,000) is more than or equal to the New Benefit Amount ($40,000), but less than the Premium Payments invested in the Contract before the Surrender ($100,000), the Benefit Payment is reduced. The new Benefit Payment is 7% of the greater of your New Contract Value and New Benefit Amount, which is $6,300.

EXAMPLE 6: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $50,000, AND YOUR CONTRACT VALUE IS $80,000 AT THE TIME OF THE SURRENDER, THEN

We recalculate your Benefit Amount by comparing the results of two calculations:

- First we deduct the amount of the Surrender ($50,000) from your Contract Value ($80,000). This equals $30,000 and is your "New Contract Value."

- Second, we deduct the amount of the Surrender ($50,000) from your Benefit Amount ($100,000). This is $50,000 and is your "New Benefit Amount."

Since the New Contract Value ($30,000) is less than the New Benefit Amount ($50,000), your "New Benefit Amount" becomes the New Contract Value ($30,000), as we have to recalculate your Benefit Payment.

We recalculate the Benefit Payment by comparing the "old" Benefit Payment ($7,000) to 7% of the New Benefit Amount ($2,100). Your Benefit Payment becomes the lower of those two values, or $2,100.

EXAMPLE 7: IF YOU ELECT TO "STEP-UP" THE HARTFORD'S PRINCIPAL FIRST AFTER THE 5TH YEAR, ASSUMING YOU HAVE MADE NO WITHDRAWALS, AND YOUR CONTRACT VALUE AT THE TIME OF STEP-UP IS $200,000, THEN

- We recalculate your Benefit Amount to equal your Contract Value, which is $200,000.

- Your new Benefit Payment is equal to 7% of your new Benefit Amount, or $14,000.

52                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

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APPENDIX IV -- ACCUMULATION UNIT VALUES

(FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)

The following information should be read in conjunction with the financial statements for the Separate Account included in the Statement of Additional Information, which is incorporated by reference in this Prospectus.

There are several classes of Accumulation Unit Values under the Contract depending on the number of optional benefits you select. The table below shows only the highest and lowest possible Accumulation Unit Values, assuming you select no optional benefits or assuming you select all optional benefits. A table showing all classes of Accumulation Unit Values corresponding to all combinations of optional benefits is shown in the Statement of Additional Information, which you may obtain free of charge by calling us at 1-800-521-0538.

                                                                                  AS OF DECEMBER 31,
SUB-ACCOUNT                                           2005     2004     2003    2002     2001    2000     1999     1998    1997
-----------------------------------------------------------------------------------------------------------------------------------
PUTNAM AMERICAN GOVERNMENT INCOME FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period   $12.768  $12.589  $12.540 $11.649  $11.069 $10.000       --       --      --
    Accumulation Unit Value at end of period         $12.798  $12.768  $12.589 $12.540  $11.649 $11.069       --       --      --
    Number of Accumulation Units outstanding at end
      of period (in thousands)                         3,726    5,180    8,638  15,450    5,739     939       --       --      --
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION
    BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50
    BPS)
    Accumulation Unit Value at beginning of period   $12.450  $12.450       --      --       --      --       --       --      --
    Accumulation Unit Value at end of period         $12.374  $12.450       --      --       --      --       --       --      --
    Number of Accumulation Units outstanding at end
      of period (in thousands)                            --       --       --      --       --      --       --       --      --
PUTNAM CAPITAL APPRECIATION FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period    $8.688   $7.660   $6.212  $8.090   $9.505 $10.000       --       --      --
    Accumulation Unit Value at end of period          $9.268   $8.688   $7.660  $6.212   $8.090  $9.505       --       --      --
    Number of Accumulation Units outstanding at end
      of period (in thousands)                         1,630    1,640    1,660   1,336      651      38       --       --      --
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION
    BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50
    BPS)
    Accumulation Unit Value at beginning of period    $8.481   $7.656       --      --       --      --       --       --      --
    Accumulation Unit Value at end of period          $8.971   $8.481       --      --       --      --       --       --      --
    Number of Accumulation Units outstanding at end
      of period (in thousands)                             2       --       --      --       --      --       --       --      --
PUTNAM CAPITAL OPPORTUNITIES FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period   $15.114  $12.940  $10.000      --       --      --       --       --      --
    Accumulation Unit Value at end of period         $16.466  $15.114  $12.940      --       --      --       --       --      --
    Number of Accumulation Units outstanding at end
      of period (in thousands)                           679      529      212      --       --      --       --       --      --
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION
    BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50
    BPS)
    Accumulation Unit Value at beginning of period   $14.917  $13.290       --      --       --      --       --       --      --
    Accumulation Unit Value at end of period         $16.113  $14.917       --      --       --      --       --       --      --
    Number of Accumulation Units outstanding at end
      of period (in thousands)                            --       --       --      --       --      --       --       --      --
PUTNAM DISCOVERY GROWTH FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period    $5.198   $4.893   $3.748  $3.601   $7.863 $10.000       --       --      --
    Accumulation Unit Value at end of period          $5.514   $5.198   $4.893  $3.748   $3.601  $7.863       --       --      --
    Number of Accumulation Units outstanding at end
      of period (in thousands)                         1,287    1,761    2,254   1,998      593      79       --       --      --
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION
    BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50
    BPS)
    Accumulation Unit Value at beginning of period    $5.074   $4.912       --      --       --      --       --       --      --
    Accumulation Unit Value at end of period          $5.337   $5.074       --      --       --      --       --       --      --
    Number of Accumulation Units outstanding at end
      of period (in thousands)                            --       --       --      --       --      --       --       --      --

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               53

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
                                                                                  AS OF DECEMBER 31,
SUB-ACCOUNT                                           2005     2004     2003    2002     2001    2000     1999     1998    1997
-----------------------------------------------------------------------------------------------------------------------------------
PUTNAM DIVERSIFIED INCOME FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period   $16.995  $15.727  $13.261 $12.663  $12.369 $12.532  $12.489       --      --
    Accumulation Unit Value at end of period         $17.308  $16.995  $15.727 $13.261  $12.663 $12.369  $12.532       --      --
    Number of Accumulation Units outstanding at end
      of period (in thousands)                         9,306   11,186   13,433  15,267   17,466  19,284   22,092       --      --
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION
    BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50
    BPS)
    Accumulation Unit Value at beginning of period   $16.554  $15.703       --      --       --      --       --       --      --
    Accumulation Unit Value at end of period         $16.716  $16.554       --      --       --      --       --       --      --
    Number of Accumulation Units outstanding at end
      of period (in thousands)                            --       --       --      --       --      --       --       --      --
PUTNAM EQUITY INCOME FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period   $13.345  $12.068  $10.000      --       --      --       --       --      --
    Accumulation Unit Value at end of period         $13.911  $13.345  $12.068      --       --      --       --       --      --
    Number of Accumulation Units outstanding at end
      of period (in thousands)                         5,062    3,861    2,036      --       --      --       --       --      --
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION
    BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50
    BPS)
    Accumulation Unit Value at beginning of period   $13.170  $12.088       --      --       --      --       --       --      --
    Accumulation Unit Value at end of period         $13.613  $13.170       --      --       --      --       --       --      --
    Number of Accumulation Units outstanding at end
      of period (in thousands)                            --       --       --      --       --      --       --       --      --
PUTNAM THE GEORGE PUTNAM FUND OF BOSTON
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period   $12.083  $11.295   $9.760 $10.826  $10.898 $10.063  $21.492       --      --
    Accumulation Unit Value at end of period         $12.417  $12.083  $11.295  $9.760  $10.826 $10.898  $10.063       --      --
    Number of Accumulation Units outstanding at end
      of period (in thousands)                        18,161   21,935   24,535  25,071   19,770  14,689   14,825       --      --
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION
    BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50
    BPS)
    Accumulation Unit Value at beginning of period   $11.769  $11.207       --      --       --      --       --       --      --
    Accumulation Unit Value at end of period         $11.992  $11.769       --      --       --      --       --       --      --
    Number of Accumulation Units outstanding at end
      of period (in thousands)                            --       --       --      --       --      --       --       --      --
PUTNAM GLOBAL ASSET ALLOCATION FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period   $31.682  $29.406  $24.435 $28.276  $31.287 $33.370  $30.256       --      --
    Accumulation Unit Value at end of period         $33.490  $31.682  $29.406 $24.435  $28.276 $31.287  $33.370       --      --
    Number of Accumulation Units outstanding at end
      of period (in thousands)                         4,974    6,156    7,571   9,257   11,419  13,483   15,126       --      --
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION
    BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50
    BPS)
    Accumulation Unit Value at beginning of period   $30.859  $29.220       --      --       --      --       --       --      --
    Accumulation Unit Value at end of period         $32.345  $30.859       --      --       --      --       --       --      --
    Number of Accumulation Units outstanding at end
      of period (in thousands)                            --       --       --      --       --      --       --       --      --
PUTNAM GLOBAL EQUITY FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period   $21.512  $19.146  $14.988 $19.527  $28.154 $40.580  $24.940       --      --
    Accumulation Unit Value at end of period         $23.141  $21.512  $19.146 $14.988  $19.527 $28.154  $40.580       --      --
    Number of Accumulation Units outstanding at end
      of period (in thousands)                        11,621   14,744   18,820  24,035   32,035  39,251   40,918       --      --
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION
    BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50
    BPS)
    Accumulation Unit Value at beginning of period   $20.953  $19.199       --      --       --      --       --       --      --
    Accumulation Unit Value at end of period         $22.350  $20.953       --      --       --      --       --       --      --
    Number of Accumulation Units outstanding at end
      of period (in thousands)                            --       --       --      --       --      --       --       --      --

54                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

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
                                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                                           2005     2004    2003     2002    2001     2000     1999     1998    1997
-----------------------------------------------------------------------------------------------------------------------------------
PUTNAM GROWTH AND INCOME FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period   $49.863  $45.405 $36.059  $45.028 $48.663  $45.646  $40.567       --      --
    Accumulation Unit Value at end of period         $51.874  $49.863 $45.405  $36.059 $45.028  $48.663  $45.646       --      --
    Number of Accumulation Units outstanding at
      end of period (in thousands)                    35,014   45,058  55,276   66,339  79,620   86,628  100,158       --      --
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION
    BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50
    BPS)
    Accumulation Unit Value at beginning of period   $48.568  $45.245      --       --      --       --       --       --      --
    Accumulation Unit Value at end of period         $50.099  $48.568      --       --      --       --       --       --      --
    Number of Accumulation Units outstanding at
      end of period (in thousands)                        --       --      --       --      --       --       --       --      --
PUTNAM GROWTH OPPORTUNITIES FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period    $4.411   $4.383  $3.600   $5.169  $7.701  $10.000      $--       --      --
    Accumulation Unit Value at end of period          $4.539   $4.411  $4.383   $3.600  $5.169   $7.701      $--       --      --
    Number of Accumulation Units outstanding at
      end of period (in thousands)                     2,899    3,810   4,703    4,912   5,980    5,402       --       --      --
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION
    BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50
    BPS)
    Accumulation Unit Value at beginning of period    $4.302   $4.367      --       --      --       --       --       --      --
    Accumulation Unit Value at end of period          $4.389   $4.302      --       --      --       --       --       --      --
    Number of Accumulation Units outstanding at
      end of period (in thousands)                        --       --      --       --      --       --       --       --      --
PUTNAM HEALTH SCIENCES FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period   $10.913  $10.314  $8.804  $11.189 $14.101  $10.277   $10.85       --      --
    Accumulation Unit Value at end of period         $12.214  $10.913 $10.314   $8.804 $11.189  $14.101   $10.28       --      --
    Number of Accumulation Units outstanding at
      end of period (in thousands)                     6,675    8,213  10,217   12,927  16,343   19,344 12,308.00      --      --
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION
    BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50
    BPS)
    Accumulation Unit Value at beginning of period   $10.630  $10.342      --       --      --       --       --       --      --
    Accumulation Unit Value at end of period         $11.796  $10.630      --       --      --       --       --       --      --
    Number of Accumulation Units outstanding at
      end of period (in thousands)                        --       --      --       --      --       --       --       --      --
PUTNAM HIGH YIELD FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period   $30.794  $28.136 $22.492  $22.932 $22.388  $24.799  $23.742       --      --
    Accumulation Unit Value at end of period         $31.418  $30.794 $28.136  $22.492 $22.932  $22.388  $24.799       --      --
    Number of Accumulation Units outstanding at
      end of period (in thousands)                     6,191    8,493  10,916   12,404  14,797   16,616   20,315       --      --
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION
    BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50
    BPS)
    Accumulation Unit Value at beginning of period   $29.995  $28.108      --       --      --       --       --       --      --
    Accumulation Unit Value at end of period         $30.344  $29.995      --       --      --       --       --       --      --
    Number of Accumulation Units outstanding at
      end of period (in thousands)                        --       --      --       --      --       --       --       --      --
PUTNAM INCOME FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period   $26.404  $25.569 $24.767  $23.235 $21.913  $20.574  $21.305       --      --
    Accumulation Unit Value at end of period         $26.713  $26.404 $25.569  $24.767 $23.235  $21.913  $20.574       --      --
    Number of Accumulation Units outstanding at
      end of period (in thousands)                     7,582    9,652  12,283   15,434  15,106   13,817   16,827       --      --
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION
    BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50
    BPS)
    Accumulation Unit Value at beginning of period   $25.719  $25.363      --       --      --       --       --       --      --
    Accumulation Unit Value at end of period         $25.800  $25.719      --       --      --       --       --       --      --
    Number of Accumulation Units outstanding at
      end of period (in thousands)                        --       --      --       --      --       --       --       --      --

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               55

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
                                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                                           2005     2004    2003     2002    2001     2000     1999     1998    1997
-----------------------------------------------------------------------------------------------------------------------------------
PUTNAM INTERNATIONAL EQUITY FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period   $17.613  $15.333 $12.064  $14.833 $18.900  $21.164  $13.403  $11.451 $10.000
    Accumulation Unit Value at end of period         $19.531  $17.613 $15.333  $12.064 $14.833  $18.900  $21.164  $13.403 $11.451
    Number of Accumulation Units outstanding at
      end of period (in thousands)                     8,988   10,921  13,173   17,113  17,276   18,898   16,044   19,034  14,393
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION
    BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50
    BPS)
    Accumulation Unit Value at beginning of period   $17.155  $15.302      --       --      --       --       --       --      --
    Accumulation Unit Value at end of period         $18.863  $17.155      --       --      --       --       --       --      --
    Number of Accumulation Units outstanding at
      end of period (in thousands)                        --       --      --       --      --       --       --       --      --
PUTNAM INTERNATIONAL GROWTH AND INCOME FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period   $17.248  $14.418 $10.567  $12.413  $15.87   $15.88   $12.92       --      --
    Accumulation Unit Value at end of period         $19.446  $17.248 $14.418  $10.567  $12.41   $15.87   $15.88       --      --
    Number of Accumulation Units outstanding at
      end of period (in thousands)                     7,801    8,822   9,254   11,021  12,808   14,447 14,449.00      --      --
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION
    BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50
    BPS)
    Accumulation Unit Value at beginning of period   $16.800  $14.374      --       --      --       --       --       --      --
    Accumulation Unit Value at end of period         $18.781  $16.800      --       --      --       --       --       --      --
    Number of Accumulation Units outstanding at
      end of period (in thousands)                        --       --      --       --      --       --       --       --      --
PUTNAM INTERNATIONAL NEW OPPORTUNITIES FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period   $12.084  $10.785  $8.187   $9.593 $13.611  $22.468  $11.226       --      --
    Accumulation Unit Value at end of period         $14.138  $12.084 $10.785   $8.187  $9.593  $13.611  $22.468       --      --
    Number of Accumulation Units outstanding at
      end of period (in thousands)                     3,692    3,944   4,801    5,822   7,716   10,072    8,347       --      --
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION
    BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50
    BPS)
    Accumulation Unit Value at beginning of period   $11.770  $10.660      --       --      --       --       --       --      --
    Accumulation Unit Value at end of period         $13.654  $11.770      --       --      --       --       --       --      --
    Number of Accumulation Units outstanding at
      end of period (in thousands)                        --       --      --       --      --       --       --       --      --
PUTNAM INVESTORS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period    $9.232   $8.280  $6.598   $8.767 $11.793  $14.669  $11.432       --      --
    Accumulation Unit Value at end of period          $9.925   $9.232  $8.280   $6.598  $8.767  $11.793  $14.669       --      --
    Number of Accumulation Units outstanding at
      end of period (in thousands)                    13,742   16,783  20,471   24,848  33,076   37,893   30,741       --      --
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION
    BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50
    BPS)
    Accumulation Unit Value at beginning of period    $8.992   $8.300      --       --      --       --       --       --      --
    Accumulation Unit Value at end of period          $9.586   $8.992      --       --      --       --       --       --      --
    Number of Accumulation Units outstanding at
      end of period (in thousands)                        --       --      --       --      --       --       --       --      --
PUTNAM MID CAP VALUE FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period   $14.618  $12.807 $10.000       --      --       --       --       --      --
    Accumulation Unit Value at end of period         $16.246  $14.618 $12.807       --      --       --       --       --      --
    Number of Accumulation Units outstanding at
      end of period (in thousands)                     2,015    1,326     693       --      --       --       --       --      --
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION
    BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50
    BPS)
    Accumulation Unit Value at beginning of period   $14.426  $12.933      --       --      --       --       --       --      --
    Accumulation Unit Value at end of period         $15.898  $14.426      --       --      --       --       --       --      --
    Number of Accumulation Units outstanding at
      end of period (in thousands)                        --       --      --       --      --       --       --       --      --

56                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

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
                                                                                  AS OF DECEMBER 31,
SUB-ACCOUNT                                           2005     2004     2003    2002     2001    2000     1999     1998    1997
-----------------------------------------------------------------------------------------------------------------------------------
PUTNAM MONEY MARKET FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period    $1.687   $1.696   $1.707  $1.706   $1.663  $1.591   $1.538       --      --
    Accumulation Unit Value at end of period          $1.710   $1.687   $1.696  $1.707   $1.706  $1.663   $1.591       --      --
    Number of Accumulation Units outstanding at end                             28,352           79,303
      of period (in thousands)                        54,112   71,282  128,493 2        244,882 1        266,227       --      --
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION
    BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50
    BPS)
    Accumulation Unit Value at beginning of period    $1.644   $1.664       --      --       --      --       --       --      --
    Accumulation Unit Value at end of period          $1.652   $1.644       --      --       --      --       --       --      --
    Number of Accumulation Units outstanding at end
      of period (in thousands)                            --       --       --      --       --      --       --       --      --
PUTNAM NEW OPPORTUNITIES FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period   $20.439  $18.746  $14.325 $20.841  $30.190 $41.424  $24.805       --      --
    Accumulation Unit Value at end of period         $22.236  $20.439  $18.746 $14.325  $20.841 $30.190  $41.424       --      --
    Number of Accumulation Units outstanding at end
      of period (in thousands)                        18,236   24,382   31,644  39,838   53,656  63,956   62,624       --      --
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION
    BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50
    BPS)
    Accumulation Unit Value at beginning of period   $19.908  $18.870       --      --       --      --       --       --      --
    Accumulation Unit Value at end of period         $21.475  $19.908       --      --       --      --       --       --      --
    Number of Accumulation Units outstanding at end
      of period (in thousands)                            --       --       --      --       --      --       --       --      --
PUTNAM NEW VALUE FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period   $18.494  $16.199  $12.364 $14.828  $14.513 $12.014  $12.151       --      --
    Accumulation Unit Value at end of period         $19.355  $18.494  $16.199 $12.364  $14.828 $14.513  $12.014       --      --
    Number of Accumulation Units outstanding at end
      of period (in thousands)                        12,737   14,071   14,950  16,840   17,623  12,045   12,278       --      --
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION
    BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50
    BPS)
    Accumulation Unit Value at beginning of period   $18.013  $16.139       --      --       --      --       --       --      --
    Accumulation Unit Value at end of period         $18.693  $18.013       --      --       --      --       --       --      --
    Number of Accumulation Units outstanding at end
      of period (in thousands)                            --       --       --      --       --      --       --       --      --
PUTNAM OTC & EMERGING GROWTH FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period    $5.576   $5.188   $3.870  $5.777  $10.765 $22.292   $9.980       --      --
    Accumulation Unit Value at end of period          $5.944   $5.576   $5.188  $3.870   $5.777 $10.765  $22.292       --      --
    Number of Accumulation Units outstanding at end
      of period (in thousands)                         3,512    4,720    6,211   6,659    8,763   9,835    5,012       --      --
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION
    BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50
    BPS)
    Accumulation Unit Value at beginning of period    $5.432   $5.206       --      --       --      --       --       --      --
    Accumulation Unit Value at end of period          $5.740   $5.432       --      --       --      --       --       --      --
    Number of Accumulation Units outstanding at end
      of period (in thousands)                            --       --       --      --       --      --       --       --      --
PUTNAM RESEARCH FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period   $12.366  $11.634   $9.386 $12.213  $15.218 $15.712  $12.497       --      --
    Accumulation Unit Value at end of period         $12.835  $12.366  $11.634  $9.386  $12.213 $15.218  $15.712       --      --
    Number of Accumulation Units outstanding at end
      of period (in thousands)                         3,682    5,113    6,474   7,998    9,462   8,335    4,978       --      --
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION
    BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50
    BPS)
    Accumulation Unit Value at beginning of period   $12.045  $11.525       --      --       --      --       --       --      --
    Accumulation Unit Value at end of period         $12.396  $12.045       --      --       --      --       --       --      --
    Number of Accumulation Units outstanding at end
      of period (in thousands)                            --       --       --      --       --      --       --       --      --

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               57

----------------------------------------------------------------------------

                                                                                  AS OF DECEMBER 31,
SUB-ACCOUNT                                           2005     2004     2003    2002     2001    2000     1999     1998    1997
-----------------------------------------------------------------------------------------------------------------------------------
PUTNAM SMALL CAP VALUE FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period   $21.948  $17.588  $11.886 $14.711  $12.598 $10.251  $10.000       --      --
    Accumulation Unit Value at end of period         $23.222  $21.948  $17.588 $11.886  $14.711 $12.598  $10.251       --      --
    Number of Accumulation Units outstanding at end
      of period (in thousands)                         6,397    8,120    8,747   9,857    8,798   2,707      676       --      --
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION
    BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50
    BPS)
    Accumulation Unit Value at beginning of period   $21.378  $17.975       --      --       --      --       --       --      --
    Accumulation Unit Value at end of period         $22.428  $21.378       --      --       --      --       --       --      --
    Number of Accumulation Units outstanding at end
      of period (in thousands)                            --       --       --      --       --      --       --       --      --
PUTNAM UTILITIES GROWTH AND INCOME FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period   $22.162  $18.441  $14.960 $19.919  $25.946 $22.360  $22.826       --      --
    Accumulation Unit Value at end of period         $23.808  $22.162  $18.441 $14.960  $19.919 $25.946  $22.360       --      --
    Number of Accumulation Units outstanding at end
      of period (in thousands)                         6,239    7,562    9,178  11,416   15,072  16,906   19,114       --      --
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION
    BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50
    BPS)
    Accumulation Unit Value at beginning of period   $21.587  $18.414       --      --       --      --       --       --      --
    Accumulation Unit Value at end of period         $22.994  $21.587       --      --       --      --       --       --      --
    Number of Accumulation Units outstanding at end
      of period (in thousands)                            --       --       --      --       --      --       --       --      --
PUTNAM VISTA FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period   $14.215  $12.124   $9.215 $13.422  $20.439 $21.587  $14.316       --      --
    Accumulation Unit Value at end of period         $15.767  $14.215  $12.124  $9.215  $13.422 $20.439  $21.587       --      --
    Number of Accumulation Units outstanding at end
      of period (in thousands)                         7,353    9,369   11,313  13,188   17,371  20,369   14,524       --      --
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION
    BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50
    BPS)
    Accumulation Unit Value at beginning of period   $13.846  $12.281       --      --       --      --       --       --      --
    Accumulation Unit Value at end of period         $15.227  $13.846       --      --       --      --       --       --      --
    Number of Accumulation Units outstanding at end
      of period (in thousands)                            --       --       --      --       --      --       --       --      --
PUTNAM VOYAGER FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period   $50.896  $48.999  $39.701 $54.656  $71.280 $86.479  $55.426       --      --
    Accumulation Unit Value at end of period         $53.169  $50.896  $48.999 $39.701  $54.656 $71.280  $86.479       --      --
    Number of Accumulation Units outstanding at end
      of period (in thousands)                        16,443   22,445   28,507  34,829   44,335  51,763   52,779       --      --
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION
    BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50
    BPS)
    Accumulation Unit Value at beginning of period   $49.574  $49.113       --      --       --      --       --       --      --
    Accumulation Unit Value at end of period         $51.350  $49.574       --      --       --      --       --       --      --
    Number of Accumulation Units outstanding at end
      of period (in thousands)                            --       --       --      --       --      --       --       --      --

To obtain a Statement of Additional Information, please complete the form below and mail to:

     Hartford Life and Annuity Insurance Company
     Attn: Investment Product Services
     P.O. Box 5085
     Hartford, Connecticut 06102-5085

Please send a Statement of Additional Information for Series VI and Series VIR of Putnam Hartford Capital Manager variable annuity to me at the following address:


----------------------------------------------------------------
                              Name

----------------------------------------------------------------
                            Address

----------------------------------------------------------------
  City/State                                      Zip Code

                                    PART B

                      STATEMENT OF ADDITIONAL INFORMATION
                 HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                             SEPARATE ACCOUNT TEN

          SERIES VI AND SERIES VIR OF PUTNAM HARTFORD CAPITAL MANAGER

This Statement of Additional Information is not a prospectus. The information contained in this document should be read in conjunction with the Prospectus.

To obtain a Prospectus, send a written request to Hartford Life and Annuity Insurance Company, Attn: Investment Product Services,
P.O. Box 5085, Hartford, CT 06102-5085.


Date of Prospectus: May 1, 2006
Date of Statement of Additional Information: May 1, 2006


TABLE OF CONTENTS


GENERAL INFORMATION                                                                                                             2
     Safekeeping of Asset                                                                                                       2
     Experts                                                                                                                    2
     Non-Participating                                                                                                          2
     Misstatement of Age or Sex                                                                                                 2
     Principal Underwriter                                                                                                      2
PERFORMANCE RELATED INFORMATION                                                                                                 2
     Total Return for all Sub-Accounts                                                                                          2
     Yield for Sub-Accounts                                                                                                     3
     Money Market Sub-Accounts                                                                                                  3
     Additional Materials                                                                                                       3
     Performance Comparisons                                                                                                    3
ACCUMULATION UNIT VALUES                                                                                                        4
FINANCIAL STATEMENTS                                                                                                         SA-1

2                                HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

----------------------------------------------------------------------------

GENERAL INFORMATION

SAFEKEEPING OF ASSETS

Hartford holds title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from Hartford's general corporate assets. Records are maintained of all purchases and redemptions of the underlying fund shares held in each of the Sub-Accounts.

EXPERTS


The statutory basis balance sheets of Hartford Life and Annuity Insurance Company (the "Company") as of December 31, 2005 and 2004, and the related statutory basis statements of operations, changes in capital and surplus, and cash flows for each of the three years in the period ended December 31, 2005 have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report dated March 24, 2006 and the statements of assets and liabilities of Hartford Life and Annuity Insurance Company Separate Account Ten (the "Account") as of December 31, 2005, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period ended December 31, 2005 have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report dated February 22, 2006, which reports are both included in this Statement of Additional Information and have been so included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is City Place, 33rd Floor, 185 Asylum Street, Hartford, Connecticut 06103-3402.


NON-PARTICIPATING

The Contract is non-participating and we pay no dividends.

MISSTATEMENT OF AGE OR SEX

If an Annuitant's age or sex was misstated on the Contract, any Contract payments or benefits will be determined using the correct age and sex. If we have overpaid Annuity Payouts, an adjustment, including interest on the amount of the overpayment, will be made to the next Annuity Payout or Payouts. If we have underpaid due to a misstatement of age or sex, we will credit the next Annuity Payout with the amount we underpaid and credit interest.

PRINCIPAL UNDERWRITER

The Contracts, which are offered continuously, are distributed by Hartford Securities Distribution Company, Inc. ("HSD"). HSD serves as Principal Underwriter for the securities issued with respect to the Separate Account. HSD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc. HSD is an affiliate of ours. Both HSD and Hartford are ultimately controlled by The Hartford Financial Services Group, Inc. The principal business address of HSD is the same as ours.


Hartford currently pays HSD underwriting commissions for its role as Principal Underwriter of all variable annuities associated with this Separate Account. For the past three years, the aggregate dollar amount of underwriting commissions paid to HSD in its role as Principal Underwriter has been: 2005:
$4,452,052; 2004: $9,032,718; and 2003: $14,223,782.


PERFORMANCE RELATED INFORMATION

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

TOTAL RETURN FOR ALL SUB-ACCOUNTS

When a Sub-Account advertises its standardized total return, it will usually be calculated from the date of the inception of the Sub-Account for one, five and ten year periods or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. To calculate standardized total return, Hartford uses a hypothetical initial premium payment of $1,000.00 and deducts for the mortality and risk expense charge, the highest possible contingent deferred charge, any applicable administrative charge and the Annual Maintenance Fee.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                3

----------------------------------------------------------------------------

The formula Hartford uses to calculate standardized total return is P(1+T) TO THE POWER OF n = ERV. In this calculation, "P" represents a hypothetical initial premium payment of $1,000.00, "T" represents the average annual total return, "n" represents the number of years and "ERV" represents the redeemable value at the end of the period.

In addition to the standardized total return, the Sub-Account may advertise a non-standardized total return. These figures will usually be calculated from the date of inception of the underlying fund for one, five and ten year periods or other relevant periods. Non-standardized total return is measured in the same manner as the standardized total return described above, except that the contingent deferred sales charge and the Annual Maintenance Fee are not deducted. Therefore, non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account.

YIELD FOR SUB-ACCOUNTS

If applicable, the Sub-Accounts may advertise yield in addition to total return. At any time in the future, yields may be higher or lower than past yields and past performance is no indication of future performance.


The standardized yield will be computed for periods beginning with the inception of the Sub-Account in the following manner. The net investment income per Accumulation Unit earned during a one-month period is divided by the Accumulation Unit Value on the last day of the period.


The formula Hartford uses to calculate yield is: YIELD = 2[(a - b/cd +1) TO THE POWER OF 6 - 1]. In this calculation, "a" represents the net investment income earned during the period by the underlying fund, "b" represents the expenses accrued for the period, "c" represents the average daily number of Accumulation Units outstanding during the period and "d" represents the maximum offering price per Accumulation Unit on the last day of the period.

MONEY MARKET SUB-ACCOUNTS


At any time in the future, current and effective yields may be higher or lower than past yields and past performance is no indication of future performance.


Current yield of a money market fund Sub-Account is calculated for a seven-day period or the "base period" without taking into consideration any realized or unrealized gains or losses on shares of the underlying fund. The first step in determining yield is to compute the base period return. Hartford takes a hypothetical account with a balance of one Accumulation Unit of the Sub-Account and calculates the net change in its value from the beginning of the base period to the end of the base period. Hartford then subtracts an amount equal to the total deductions for the Contract and then divides that number by the value of the account at the beginning of the base period. The result is the base period return or "BPR". Once the base period return is calculated, Hartford then multiplies it by 365/7 to compute the current yield. Current yield is calculated to the nearest hundredth of one percent.

The formula for this calculation is YIELD = BPR x (365/7), where BPR = (A -
B)/C. "A" is equal to the net change in value of a hypothetical account with a balance of one Accumulation Unit of the Sub-Account from the beginning of the base period to the end of the base period. "B" is equal to the amount that Hartford deducts for mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee. "C" represents the value of the Sub-Account at the beginning of the base period.

Effective yield is also calculated using the base period return. The effective yield is calculated by adding 1 to the base period return and raising that result to a power equal to 365 divided by 7 and subtracting 1 from the result. The calculation Hartford uses is:

    EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1) TO THE POWER OF 365/7] - 1.

ADDITIONAL MATERIALS

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for any alternatives.

PERFORMANCE COMPARISONS


Each Sub-Account may from time to time include in advertisements the ranking of its performance figures compared with performance figures of other annuity contract's sub-accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.

4                                HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

----------------------------------------------------------------------------

ACCUMULATION UNIT VALUES

(FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)

The following information should be read in conjunction with the financial statements for the Separate Account included in this Statement of Additional Information.

There are several classes of Accumulation Unit Values under the Contract depending on the number of optional benefits you select. The table below shows all possible Accumulation Unit Values corresponding to all combinations of optional benefits. A table showing only the highest and lowest possible Accumulation Unit Values is shown in the prospectus, which assumes you select either no optional benefits or all optional benefits.

                                                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                                 2005    2004    2003    2002    2001    2000    1999   1998    1997
-----------------------------------------------------------------------------------------------------------------------------------
PUTNAM AMERICAN GOVERNMENT INCOME FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period         $12.768 $12.589 $12.540 $11.649 $11.069 $10.000      --     --      --
    Accumulation Unit Value at end of period               $12.798 $12.768 $12.589 $12.540 $11.649 $11.069      --     --      --
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                  3,726   5,180   8,638  15,450   5,739     939      --     --      --
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period         $12.674 $12.515 $12.485 $11.616 $11.053 $10.000      --     --      --
    Accumulation Unit Value at end of period               $12.685 $12.674 $12.515 $12.485 $11.616 $11.053      --     --      --
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                     43      82     132     198      52       3      --     --      --
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period         $12.668 $12.516 $12.492 $11.628 $11.056      --      --     --      --
    Accumulation Unit Value at end of period               $12.673 $12.668 $12.516 $12.492 $11.628      --      --     --      --
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                      4       2       8       8       3      --      --     --      --
  WITH THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period         $12.575 $12.442 $12.437 $12.140      --      --      --     --      --
    Accumulation Unit Value at end of period               $12.561 $12.575 $12.442 $12.437      --      --      --     --      --
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                     33      87     105      99      --      --      --     --      --
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
    BENEFIT
    Accumulation Unit Value at beginning of period         $12.575 $12.442 $12.437 $11.594 $11.040      --      --     --      --
    Accumulation Unit Value at end of period               $12.561 $12.575 $12.442 $12.437 $11.594      --      --     --      --
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                     33      87     105      99      78      --      --     --      --
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period         $12.530 $12.489      --      --      --      --      --     --      --
    Accumulation Unit Value at end of period               $12.497 $12.530      --      --      --      --      --     --      --
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                      3       3      --      --      --      --      --     --      --
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period         $12.530 $12.416 $12.429 $12.140      --      --      --     --      --
    Accumulation Unit Value at end of period               $12.497 $12.530 $12.416 $12.429      --      --      --     --      --
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                      3       3    3.00    1.00      --      --      --     --      --
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    (35 BPS)
    Accumulation Unit Value at beginning of period         $12.514 $12.407 $12.427 $12.140      --      --      --     --      --
    Accumulation Unit Value at end of period               $12.475 $12.514 $12.407 $12.427      --      --      --     --      --
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                     --      --      --      --      --      --      --     --      --
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period         $10.084 $10.065      --      --      --      --      --     --      --
    Accumulation Unit Value at end of period               $10.043 $10.084      --      --      --      --      --     --      --
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                     --      --      --      --      --      --      --     --      --
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    (50 BPS)
    Accumulation Unit Value at beginning of period         $12.469 $12.452      --      --      --      --      --     --      --
    Accumulation Unit Value at end of period               $12.412 $12.469      --      --      --      --      --     --      --
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                     --      --      --      --      --      --      --     --      --
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION
    BENEFIT AND
    THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period         $12.469 $12.381 $12.419 $12.140      --      --      --     --      --
    Accumulation Unit Value at end of period               $12.412 $12.469 $12.381 $12.419      --      --      --     --      --
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                     --      --      --      --      --      --      --     --      --
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION
    BENEFIT AND
    THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period         $12.450 $12.450      --      --      --      --      --     --      --
    Accumulation Unit Value at end of period               $12.374 $12.450      --      --      --      --      --     --      --
    Number of Accumulation Units outstanding at end of
      period (in thousands)                                     --      --      --      --      --      --      --     --      --

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                5

----------------------------------------------------------------------------

                                                                                  AS OF DECEMBER 31,
SUB-ACCOUNT                                           2005     2004     2003    2002     2001    2000     1999     1998    1997
-----------------------------------------------------------------------------------------------------------------------------------
PUTNAM CAPITAL APPRECIATION FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period    $8.688   $7.660   $6.212  $8.090   $9.505 $10.000       --       --      --
    Accumulation Unit Value at end of period          $9.268   $8.688   $7.660  $6.212   $8.090  $9.505       --       --      --
    Number of Accumulation Units outstanding at end
      of period (in thousands)                         1,630    1,640    1,660   1,336      651      38       --       --      --
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period    $8.633   $7.623   $6.192  $8.076   $9.503 $10.000       --       --      --
    Accumulation Unit Value at end of period          $9.196   $8.633   $7.623  $6.192   $8.076  $9.503       --       --      --
    Number of Accumulation Units outstanding at end
      of period (in thousands)                            24       21       33      15       10      --       --       --      --
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period    $8.620   $7.615   $6.188  $8.075   $9.578      --       --       --      --
    Accumulation Unit Value at end of period          $9.177   $8.620   $7.615  $6.188   $8.075      --       --       --      --
    Number of Accumulation Units outstanding at end
      of period (in thousands)                            10        7        7       7        7      --       --       --      --
  WITH THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period    $8.566   $7.579   $6.168  $5.763       --      --       --       --      --
    Accumulation Unit Value at end of period          $9.106   $8.566   $7.579  $6.168       --      --       --       --      --
    Number of Accumulation Units outstanding at end
      of period (in thousands)                             4        7        6       3       --      --       --       --      --
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL
    DEATH BENEFIT
    Accumulation Unit Value at beginning of period    $8.566   $7.579   $6.168  $8.061   $9.575      --       --       --      --
    Accumulation Unit Value at end of period          $9.106   $8.566   $7.579  $6.168   $8.061      --       --       --      --
    Number of Accumulation Units outstanding at end
      of period (in thousands)                             4        7        6       3        3      --       --       --      --
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period    $8.535   $7.680       --      --       --      --       --       --      --
    Accumulation Unit Value at end of period          $9.060   $8.535       --      --       --      --       --       --      --
    Number of Accumulation Units outstanding at end
      of period (in thousands)                             1        1       --      --       --      --       --       --      --
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period    $8.535   $7.563   $6.164  $5.763       --      --       --       --      --
    Accumulation Unit Value at end of period          $9.060   $8.535   $7.563  $6.164       --      --       --       --      --
    Number of Accumulation Units outstanding at end
      of period (in thousands)                             1        1       --      --       --      --       --       --      --
  WITH EARNINGS PROTECTION BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period    $8.525   $7.557   $6.163  $5.763       --      --       --       --      --
    Accumulation Unit Value at end of period          $9.044   $8.525   $7.557  $6.163       --      --       --       --      --
    Number of Accumulation Units outstanding at end
      of period (in thousands)                            --       --       --      --       --      --       --       --      --
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period   $11.238  $10.127       --      --       --      --       --       --      --
    Accumulation Unit Value at end of period         $11.912  $11.238       --      --       --      --       --       --      --
    Number of Accumulation Units outstanding at end
      of period (in thousands)                            --       --       --      --       --      --       --       --      --
  WITH EARNINGS PROTECTION BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period    $8.494   $7.657       --      --       --      --       --       --      --
    Accumulation Unit Value at end of period          $8.998   $8.494       --      --       --      --       --       --      --
    Number of Accumulation Units outstanding at end
      of period (in thousands)                            --       --       --      --       --      --       --       --      --
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION
    BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35
    BPS)
    Accumulation Unit Value at beginning of period    $8.494   $7.541   $6.159  $5.763       --      --       --       --      --
    Accumulation Unit Value at end of period          $8.998   $8.494   $7.541  $6.159       --      --       --       --      --
    Number of Accumulation Units outstanding at end
      of period (in thousands)                            --       --       --      --       --      --       --       --      --
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION
    BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50
    BPS)
    Accumulation Unit Value at beginning of period    $8.481   $7.656       --      --       --      --       --       --      --
    Accumulation Unit Value at end of period          $8.971   $8.481       --      --       --      --       --       --      --
    Number of Accumulation Units outstanding at end
      of period (in thousands)                             2       --       --      --       --      --       --       --      --

6                                HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

----------------------------------------------------------------------------

                                                                                  AS OF DECEMBER 31,
SUB-ACCOUNT                                           2005     2004     2003    2002     2001    2000     1999     1998    1997
-----------------------------------------------------------------------------------------------------------------------------------
PUTNAM CAPITAL OPPORTUNITIES FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period   $15.114  $12.940  $10.000      --       --      --       --       --      --
    Accumulation Unit Value at end of period         $16.466  $15.114  $12.940      --       --      --       --       --      --
    Number of Accumulation Units outstanding at end
      of period (in thousands)                           679      529      212      --       --      --       --       --      --
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period   $15.077  $12.927  $10.000      --       --      --       --       --      --
    Accumulation Unit Value at end of period         $16.400  $15.077  $12.927      --       --      --       --       --      --
    Number of Accumulation Units outstanding at end
      of period (in thousands)                             7        6        5      --       --      --       --       --      --
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period   $15.064  $12.923  $10.000      --       --      --       --       --      --
    Accumulation Unit Value at end of period         $16.378  $15.064  $12.923      --       --      --       --       --      --
    Number of Accumulation Units outstanding at end
      of period (in thousands)                             3        1       --      --       --      --       --       --      --
  WITH THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period   $15.026  $12.910  $10.000      --       --      --       --       --      --
    Accumulation Unit Value at end of period         $16.313  $15.026  $12.910      --       --      --       --       --      --
    Number of Accumulation Units outstanding at end
      of period (in thousands)                            --       --       --      --       --      --       --       --      --
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL
    DEATH BENEFIT
    Accumulation Unit Value at beginning of period   $15.026  $12.910  $10.000      --       --      --       --       --      --
    Accumulation Unit Value at end of period         $16.313  $15.026  $12.910      --       --      --       --       --      --
    Number of Accumulation Units outstanding at end
      of period (in thousands)                            --       --       --      --       --      --       --       --      --
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period   $14.989  $13.311       --      --       --      --       --       --      --
    Accumulation Unit Value at end of period         $16.248  $14.989       --      --       --      --       --       --      --
    Number of Accumulation Units outstanding at end
      of period (in thousands)                            --       --       --      --       --      --       --       --      --
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period   $14.989  $12.897  $10.000      --       --      --       --       --      --
    Accumulation Unit Value at end of period         $16.248  $14.989  $12.897      --       --      --       --       --      --
    Number of Accumulation Units outstanding at end
      of period (in thousands)                            --       --       --      --       --      --       --       --      --
  WITH EARNINGS PROTECTION BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period   $14.976  $12.893  $10.000      --       --      --       --       --      --
    Accumulation Unit Value at end of period         $16.226  $14.976  $12.893      --       --      --       --       --      --
    Number of Accumulation Units outstanding at end
      of period (in thousands)                            --       --       --      --       --      --       --       --      --
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period   $11.523  $10.247       --      --       --      --       --       --      --
    Accumulation Unit Value at end of period         $12.472  $11.523       --      --       --      --       --       --      --
    Number of Accumulation Units outstanding at end
      of period (in thousands)                            --       --       --      --       --      --       --       --      --
  WITH EARNINGS PROTECTION BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period   $14.939  $13.291       --      --       --      --       --       --      --
    Accumulation Unit Value at end of period         $16.161  $14.939       --      --       --      --       --       --      --
    Number of Accumulation Units outstanding at end
      of period (in thousands)                            --       --       --      --       --      --       --       --      --
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION
    BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35
    BPS)
    Accumulation Unit Value at beginning of period   $14.939  $12.880  $10.000      --       --      --       --       --      --
    Accumulation Unit Value at end of period         $16.161  $14.939  $12.880      --       --      --       --       --      --
    Number of Accumulation Units outstanding at end
      of period (in thousands)                            --       --       --      --       --      --       --       --      --
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION
    BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50
    BPS)
    Accumulation Unit Value at beginning of period   $14.917  $13.290       --      --       --      --       --       --      --
    Accumulation Unit Value at end of period         $16.113  $14.917       --      --       --      --       --       --      --
    Number of Accumulation Units outstanding at end
      of period (in thousands)                            --       --       --      --       --      --       --       --      --

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                7

----------------------------------------------------------------------------

                                                                                  AS OF DECEMBER 31,
SUB-ACCOUNT                                           2005     2004     2003    2002     2001    2000     1999     1998    1997
-----------------------------------------------------------------------------------------------------------------------------------
PUTNAM DISCOVERY GROWTH FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period    $5.198   $4.893   $3.748  $3.601   $7.863 $10.000       --       --      --
    Accumulation Unit Value at end of period          $5.514   $5.198   $4.893  $3.748   $3.601  $7.863       --       --      --
    Number of Accumulation Units outstanding at end
      of period (in thousands)                         1,287    1,761    2,254   1,998      593      79       --       --      --
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period    $5.166   $4.870   $3.736  $3.590   $7.861 $10.000       --       --      --
    Accumulation Unit Value at end of period          $5.471   $5.166   $4.870  $3.736   $3.590  $7.861       --       --      --
    Number of Accumulation Units outstanding at end
      of period (in thousands)                            27       36       41      33       12     112       --       --      --
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period    $5.157   $4.865   $3.734  $5.368   $8.391      --       --       --      --
    Accumulation Unit Value at end of period          $5.460   $5.157   $4.865  $3.734   $5.368      --       --       --      --
    Number of Accumulation Units outstanding at end
      of period (in thousands)                             4        4       12      13       10      --       --       --      --
  WITH THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period    $5.125   $4.842   $3.722  $5.358     8.39      --       --       --      --
    Accumulation Unit Value at end of period          $5.417   $5.125   $4.842  $3.722     5.36      --       --       --      --
    Number of Accumulation Units outstanding at end
      of period (in thousands)                            10       14       15      11       --      --       --       --      --
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL
    DEATH BENEFIT
    Accumulation Unit Value at beginning of period    $5.125   $4.842   $3.722  $5.358   $8.387      --       --       --      --
    Accumulation Unit Value at end of period          $5.417   $5.125   $4.842  $3.722   $5.358      --       --       --      --
    Number of Accumulation Units outstanding at end
      of period (in thousands)                            10       14       15      11       --      --       --       --      --
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period    $5.107   $4.927       --      --       --      --       --       --      --
    Accumulation Unit Value at end of period          $5.390   $5.107       --      --       --      --       --       --      --
    Number of Accumulation Units outstanding at end
      of period (in thousands)                            --       --       --      --       --      --       --       --      --
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period    $5.107   $4.831   $3.719  $3.524       --      --       --       --      --
    Accumulation Unit Value at end of period          $5.390   $5.107   $4.831  $3.719       --      --       --       --      --
    Number of Accumulation Units outstanding at end
      of period (in thousands)                            --       --       --      --       --      --       --       --      --
  WITH EARNINGS PROTECTION BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period    $5.100   $4.828   $3.718  $3.524       --      --       --       --      --
    Accumulation Unit Value at end of period          $5.381   $5.100   $4.828  $3.718       --      --       --       --      --
    Number of Accumulation Units outstanding at end
      of period (in thousands)                            --       --       --      --       --      --       --       --      --
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period   $10.531  $10.175       --      --       --      --       --       --      --
    Accumulation Unit Value at end of period         $11.098  $10.531       --      --       --      --       --       --      --
    Number of Accumulation Units outstanding at end
      of period (in thousands)                            --       --       --      --       --      --       --       --      --
  WITH EARNINGS PROTECTION BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period    $5.082   $4.913       --      --       --      --       --       --      --
    Accumulation Unit Value at end of period          $5.353   $5.082       --      --       --      --       --       --      --
    Number of Accumulation Units outstanding at end
      of period (in thousands)                            --       --       --      --       --      --       --       --      --
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION
    BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35
    BPS)
    Accumulation Unit Value at beginning of period    $5.082   $4.818   $3.716  $3.524       --      --       --       --      --
    Accumulation Unit Value at end of period          $5.353   $5.082   $4.818  $3.716       --      --       --       --      --
    Number of Accumulation Units outstanding at end
      of period (in thousands)                            --       --       --      --       --      --       --       --      --
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION
    BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50
    BPS)
    Accumulation Unit Value at beginning of period    $5.074   $4.912       --      --       --      --       --       --      --
    Accumulation Unit Value at end of period          $5.337   $5.074       --      --       --      --       --       --      --
    Number of Accumulation Units outstanding at end
      of period (in thousands)                            --       --       --      --       --      --       --       --      --

8                                HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

----------------------------------------------------------------------------

                                                                                  AS OF DECEMBER 31,
SUB-ACCOUNT                                           2005     2004     2003    2002     2001    2000     1999     1998    1997
-----------------------------------------------------------------------------------------------------------------------------------
PUTNAM DIVERSIFIED INCOME FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period   $16.995  $15.727  $13.261 $12.663  $12.369 $12.532  $12.489       --      --
    Accumulation Unit Value at end of period         $17.308  $16.995  $15.727 $13.261  $12.663 $12.369  $12.532       --      --
    Number of Accumulation Units outstanding at end
      of period (in thousands)                         9,306   11,186   13,433  15,267   17,466  19,284   22,092       --      --
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period   $16.851  $15.618  $13.188 $12.612  $12.338 $12.520  $12.713       --      --
    Accumulation Unit Value at end of period         $17.136  $16.851  $15.618 $13.188  $12.612 $12.338  $12.520       --      --
    Number of Accumulation Units outstanding at end
      of period (in thousands)                           120      116      138     136      137     115       42       --      --
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period   $16.862  $15.636  $13.210 $12.640  $12.733      --       --       --      --
    Accumulation Unit Value at end of period         $17.138  $16.862  $15.636 $13.210  $12.640      --       --       --      --
    Number of Accumulation Units outstanding at end
      of period (in thousands)                             4        3        7       8        5      --       --       --      --
  WITH THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period   $16.719  $15.527  $13.138 $12.488       --      --       --       --      --
    Accumulation Unit Value at end of period         $16.968  $16.719  $15.527 $13.138       --      --       --       --      --
    Number of Accumulation Units outstanding at end
      of period (in thousands)                            26       31       32      14       --      --       --       --      --
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL
    DEATH BENEFIT
    Accumulation Unit Value at beginning of period   $16.719  $15.527  $13.138 $12.589  $12.700      --       --       --      --
    Accumulation Unit Value at end of period         $16.968  $16.719  $15.527 $13.138  $12.589      --       --       --      --
    Number of Accumulation Units outstanding at end
      of period (in thousands)                            26       31       32      14        8      --       --       --      --
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period   $16.659  $15.752       --      --       --      --       --       --      --
    Accumulation Unit Value at end of period         $16.881  $16.659       --      --       --      --       --       --      --
    Number of Accumulation Units outstanding at end
      of period (in thousands)                             6        7       --      --       --      --       --       --      --
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period   $16.659  $15.494  $13.129 $12.488       --      --       --       --      --
    Accumulation Unit Value at end of period         $16.881  $16.659  $15.494 $13.129       --      --       --       --      --
    Number of Accumulation Units outstanding at end
      of period (in thousands)                             6        7     4.00    4.00       --      --       --       --      --
  WITH EARNINGS PROTECTION BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period   $16.639  $15.483  $13.127 $12.488       --      --       --       --      --
    Accumulation Unit Value at end of period         $16.852  $16.639  $15.483 $13.127       --      --       --       --      --
    Number of Accumulation Units outstanding at end
      of period (in thousands)                            --       --       --      --       --      --       --       --      --
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period   $10.735  $10.165       --      --       --      --       --       --      --
    Accumulation Unit Value at end of period         $10.862  $10.735       --      --       --      --       --       --      --
    Number of Accumulation Units outstanding at end
      of period (in thousands)                             3        3       --      --       --      --       --       --      --
  WITH EARNINGS PROTECTION BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period   $16.579  $15.705       --      --       --      --       --       --      --
    Accumulation Unit Value at end of period         $16.766  $16.579       --      --       --      --       --       --      --
    Number of Accumulation Units outstanding at end
      of period (in thousands)                            --       --       --      --       --      --       --       --      --
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION
    BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35
    BPS)
    Accumulation Unit Value at beginning of period   $16.579  $15.450  $13.118 $12.488       --      --       --       --      --
    Accumulation Unit Value at end of period         $16.766  $16.579  $15.450 $13.118       --      --       --       --      --
    Number of Accumulation Units outstanding at end
      of period (in thousands)                            --       --       --      --       --      --       --       --      --
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION
    BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50
    BPS)
    Accumulation Unit Value at beginning of period   $16.554  $15.703       --      --       --      --       --       --      --
    Accumulation Unit Value at end of period         $16.716  $16.554       --      --       --      --       --       --      --
    Number of Accumulation Units outstanding at end
      of period (in thousands)                            --       --       --      --       --      --       --       --      --

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                9

----------------------------------------------------------------------------

                                                                                  AS OF DECEMBER 31,
SUB-ACCOUNT                                           2005     2004     2003    2002     2001    2000     1999     1998    1997
-----------------------------------------------------------------------------------------------------------------------------------
PUTNAM EQUITY INCOME FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period   $13.345  $12.068  $10.000      --       --      --       --       --      --
    Accumulation Unit Value at end of period         $13.911  $13.345  $12.068      --       --      --       --       --      --
    Number of Accumulation Units outstanding at end
      of period (in thousands)                         5,062    3,861    2,036      --       --      --       --       --      --
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period   $13.311  $12.056  $10.000      --       --      --       --       --      --
    Accumulation Unit Value at end of period         $13.855  $13.311  $12.056      --       --      --       --       --      --
    Number of Accumulation Units outstanding at end
      of period (in thousands)                            55       46       25      --       --      --       --       --      --
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period   $13.300  $12.052  $10.000      --       --      --       --       --      --
    Accumulation Unit Value at end of period         $13.837  $13.300  $12.052      --       --      --       --       --      --
    Number of Accumulation Units outstanding at end
      of period (in thousands)                             8       --       --      --       --      --       --       --      --
  WITH THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period   $13.267  $12.040  $10.000      --       --      --       --       --      --
    Accumulation Unit Value at end of period         $13.782  $13.267  $12.040      --       --      --       --       --      --
    Number of Accumulation Units outstanding at end
      of period (in thousands)                            36        9        6      --       --      --       --       --      --
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL
    DEATH BENEFIT
    Accumulation Unit Value at beginning of period   $13.267  $12.040  $10.000      --       --      --       --       --      --
    Accumulation Unit Value at end of period         $13.782  $13.267  $12.040      --       --      --       --       --      --
    Number of Accumulation Units outstanding at end
      of period (in thousands)                            36        9        6      --       --      --       --       --      --
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period   $13.234  $12.108       --      --       --      --       --       --      --
    Accumulation Unit Value at end of period         $13.727  $13.234       --      --       --      --       --       --      --
    Number of Accumulation Units outstanding at end
      of period (in thousands)                             2        1       --      --       --      --       --       --      --
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period   $13.234  $12.028  $10.000      --       --      --       --       --      --
    Accumulation Unit Value at end of period         $13.727  $13.234  $12.028      --       --      --       --       --      --
    Number of Accumulation Units outstanding at end
      of period (in thousands)                             2        1       --      --       --      --       --       --      --
  WITH EARNINGS PROTECTION BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period   $13.223  $12.023  $10.000      --       --      --       --       --      --
    Accumulation Unit Value at end of period         $13.708  $13.223  $12.023      --       --      --       --       --      --
    Number of Accumulation Units outstanding at end
      of period (in thousands)                             5        6        6      --       --      --       --       --      --
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period   $11.013  $10.090       --      --       --      --       --       --      --
    Accumulation Unit Value at end of period         $11.406  $11.013       --      --       --      --       --       --      --
    Number of Accumulation Units outstanding at end
      of period (in thousands)                            --       --       --      --       --      --       --       --      --
  WITH EARNINGS PROTECTION BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period   $13.190  $12.090       --      --       --      --       --       --      --
    Accumulation Unit Value at end of period         $13.654  $13.190       --      --       --      --       --       --      --
    Number of Accumulation Units outstanding at end
      of period (in thousands)                            --       --       --      --       --      --       --       --      --
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION
    BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35
    BPS)
    Accumulation Unit Value at beginning of period   $13.190  $12.011  $10.000      --       --      --       --       --      --
    Accumulation Unit Value at end of period         $13.654  $13.190  $12.011      --       --      --       --       --      --
    Number of Accumulation Units outstanding at end
      of period (in thousands)                            --       --       --      --       --      --       --       --      --
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION
    BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50
    BPS)
    Accumulation Unit Value at beginning of period   $13.170  $12.088       --      --       --      --       --       --      --
    Accumulation Unit Value at end of period         $13.613  $13.170       --      --       --      --       --       --      --
    Number of Accumulation Units outstanding at end
      of period (in thousands)                            --       --       --      --       --      --       --       --      --

10                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

----------------------------------------------------------------------------

                                                                                  AS OF DECEMBER 31,
SUB-ACCOUNT                                           2005     2004     2003    2002     2001    2000     1999     1998    1997
-----------------------------------------------------------------------------------------------------------------------------------
PUTNAM THE GEORGE PUTNAM FUND OF BOSTON
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period   $12.083  $11.295   $9.760 $10.826  $10.898 $10.063  $21.492       --      --
    Accumulation Unit Value at end of period         $12.417  $12.083  $11.295  $9.760  $10.826 $10.898  $10.063       --      --
    Number of Accumulation Units outstanding at end
      of period (in thousands)                        18,161   21,935   24,535  25,071   19,770  14,689   14,825       --      --
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period   $11.980  $11.216   $9.707 $10.782  $10.871 $10.053  $10.984       --      --
    Accumulation Unit Value at end of period         $12.293  $11.980  $11.216  $9.707  $10.782 $10.871  $10.053       --      --
    Number of Accumulation Units outstanding at end
      of period (in thousands)                           324      323      335     363      343     255      110       --      --
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period   $11.988  $11.229   $9.723 $10.806  $10.916      --       --       --      --
    Accumulation Unit Value at end of period         $12.295  $11.988  $11.229  $9.723  $10.806      --       --       --      --
    Number of Accumulation Units outstanding at end
      of period (in thousands)                            40       43       42      47       22      --       --       --      --
  WITH THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period   $11.887  $11.151   $9.670  $9.291       --      --       --       --      --
    Accumulation Unit Value at end of period         $12.173  $11.887  $11.151  $9.670       --      --       --       --      --
    Number of Accumulation Units outstanding at end
      of period (in thousands)                           101       82       74      17       --      --       --       --      --
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL
    DEATH BENEFIT
    Accumulation Unit Value at beginning of period   $11.887  $11.151   $9.670 $10.763  $10.887      --       --       --      --
    Accumulation Unit Value at end of period         $12.173  $11.887  $11.151  $9.670  $10.763      --       --       --      --
    Number of Accumulation Units outstanding at end
      of period (in thousands)                           101       82       74      17       13      --       --       --      --
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period   $11.844  $11.242       --      --       --      --       --       --      --
    Accumulation Unit Value at end of period         $12.111  $11.844       --      --       --      --       --       --      --
    Number of Accumulation Units outstanding at end
      of period (in thousands)                             1        2       --      --       --      --       --       --      --
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period   $11.844  $11.127   $9.664  $9.291       --      --       --       --      --
    Accumulation Unit Value at end of period         $12.111  $11.844  $11.127  $9.664       --      --       --       --      --
    Number of Accumulation Units outstanding at end
      of period (in thousands)                             1        2     1.00      --       --      --       --       --      --
  WITH EARNINGS PROTECTION BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period   $11.829  $11.119   $9.662  $9.291       --      --       --       --      --
    Accumulation Unit Value at end of period         $12.090  $11.829  $11.119  $9.662       --      --       --       --      --
    Number of Accumulation Units outstanding at end
      of period (in thousands)                            --        4        4      --       --      --       --       --      --
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period   $10.647  $10.120       --      --       --      --       --       --      --
    Accumulation Unit Value at end of period         $10.871  $10.647       --      --       --      --       --       --      --
    Number of Accumulation Units outstanding at end
      of period (in thousands)                            --       --       --      --       --      --       --       --      --
  WITH EARNINGS PROTECTION BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period   $11.787  $11.208       --      --       --      --       --       --      --
    Accumulation Unit Value at end of period         $12.028  $11.787       --      --       --      --       --       --      --
    Number of Accumulation Units outstanding at end
      of period (in thousands)                             1        1       --      --       --      --       --       --      --
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION
    BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35
    BPS)
    Accumulation Unit Value at beginning of period   $11.787  $11.096   $9.655  $9.291       --      --       --       --      --
    Accumulation Unit Value at end of period         $12.028  $11.787  $11.096  $9.655       --      --       --       --      --
    Number of Accumulation Units outstanding at end
      of period (in thousands)                             1        1        1      --       --      --       --       --      --
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION
    BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50
    BPS)
    Accumulation Unit Value at beginning of period   $11.769  $11.207       --      --       --      --       --       --      --
    Accumulation Unit Value at end of period         $11.992  $11.769       --      --       --      --       --       --      --
    Number of Accumulation Units outstanding at end
      of period (in thousands)                            --       --       --      --       --      --       --       --      --

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               11

----------------------------------------------------------------------------

                                                                                  AS OF DECEMBER 31,
SUB-ACCOUNT                                           2005     2004     2003    2002     2001    2000     1999     1998    1997
-----------------------------------------------------------------------------------------------------------------------------------
PUTNAM GLOBAL ASSET ALLOCATION FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period   $31.682  $29.406  $24.435 $28.276  $31.287 $33.370  $30.256       --      --
    Accumulation Unit Value at end of period         $33.490  $31.682  $29.406 $24.435  $28.276 $31.287  $33.370       --      --
    Number of Accumulation Units outstanding at end
      of period (in thousands)                         4,974    6,156    7,571   9,257   11,419  13,483   15,126       --      --
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period   $31.414  $29.201  $24.301 $28.163  $31.209 $33.337  $31.376       --      --
    Accumulation Unit Value at end of period         $33.157  $31.414  $29.201 $24.301  $28.163 $31.209  $33.337       --      --
    Number of Accumulation Units outstanding at end
      of period (in thousands)                            38       37       43      47       49      43        5       --      --
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period   $31.434  $29.235  $24.341 $28.224  $31.384      --       --       --      --
    Accumulation Unit Value at end of period         $33.162  $31.434  $29.235 $24.341  $28.224      --       --       --      --
    Number of Accumulation Units outstanding at end
      of period (in thousands)                             9       10       15      15        6      --       --       --      --
  WITH THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period   $31.168  $29.031  $24.208 $23.427       --      --       --       --      --
    Accumulation Unit Value at end of period         $32.833  $31.168  $29.031 $24.208       --      --       --       --      --
    Number of Accumulation Units outstanding at end
      of period (in thousands)                             7       10        9       6       --      --       --       --      --
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL
    DEATH BENEFIT
    Accumulation Unit Value at beginning of period   $31.168  $29.031  $24.208 $28.111  $31.302      --       --       --      --
    Accumulation Unit Value at end of period         $32.833  $31.168  $29.031 $24.208  $28.111      --       --       --      --
    Number of Accumulation Units outstanding at end
      of period (in thousands)                             7       10        9       6        3      --       --       --      --
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period   $31.055  $29.312       --      --       --      --       --       --      --
    Accumulation Unit Value at end of period         $32.665  $31.055       --      --       --      --       --       --      --
    Number of Accumulation Units outstanding at end
      of period (in thousands)                            --        2       --      --       --      --       --       --      --
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period   $31.055  $28.969  $24.193 $23.427       --      --       --       --      --
    Accumulation Unit Value at end of period         $32.665  $31.055  $28.969 $24.193       --      --       --       --      --
    Number of Accumulation Units outstanding at end
      of period (in thousands)                            --        2       --      --       --      --       --       --      --
  WITH EARNINGS PROTECTION BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period   $31.018  $28.949  $24.188 $23.427       --      --       --       --      --
    Accumulation Unit Value at end of period         $32.609  $31.018  $28.949 $24.188       --      --       --       --      --
    Number of Accumulation Units outstanding at end
      of period (in thousands)                            --       --       --      --       --      --       --       --      --
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period   $10.711  $10.124       --      --       --      --       --       --      --
    Accumulation Unit Value at end of period         $11.250  $10.711       --      --       --      --       --       --      --
    Number of Accumulation Units outstanding at end
      of period (in thousands)                            --       --       --      --       --      --       --       --      --
  WITH EARNINGS PROTECTION BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period   $30.905  $29.224       --      --       --      --       --       --      --
    Accumulation Unit Value at end of period         $32.442  $30.905       --      --       --      --       --       --      --
    Number of Accumulation Units outstanding at end
      of period (in thousands)                            --       --       --      --       --      --       --       --      --
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION
    BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35
    BPS)
    Accumulation Unit Value at beginning of period   $30.905  $28.887  $24.173 $23.426       --      --       --       --      --
    Accumulation Unit Value at end of period         $32.442  $30.905  $28.887 $24.173       --      --       --       --      --
    Number of Accumulation Units outstanding at end
      of period (in thousands)                            --       --       --      --       --      --       --       --      --
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION
    BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50
    BPS)
    Accumulation Unit Value at beginning of period   $30.859  $29.220       --      --       --      --       --       --      --
    Accumulation Unit Value at end of period         $32.345  $30.859       --      --       --      --       --       --      --
    Number of Accumulation Units outstanding at end
      of period (in thousands)                            --       --       --      --       --      --       --       --      --

12                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

----------------------------------------------------------------------------

                                                                                  AS OF DECEMBER 31,
SUB-ACCOUNT                                           2005     2004     2003    2002     2001    2000     1999     1998    1997
-----------------------------------------------------------------------------------------------------------------------------------
PUTNAM GLOBAL EQUITY FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period   $21.512  $19.146  $14.988 $19.527  $28.154 $40.580  $24.940       --      --
    Accumulation Unit Value at end of period         $23.141  $21.512  $19.146 $14.988  $19.527 $28.154  $40.580       --      --
    Number of Accumulation Units outstanding at end
      of period (in thousands)                        11,621   14,744   18,820  24,035   32,035  39,251   40,918       --      --
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period   $21.330  $19.013  $14.906 $19.449  $28.084 $40.540  $25.979       --      --
    Accumulation Unit Value at end of period         $22.911  $21.330  $19.013 $14.906  $19.449 $28.084  $40.540       --      --
    Number of Accumulation Units outstanding at end
      of period (in thousands)                            87      100      112     125      168     151       22       --      --
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period   $21.344  $19.035  $14.931 $19.491  $28.200      --       --       --      --
    Accumulation Unit Value at end of period         $22.915  $21.344  $19.035 $14.931  $19.491      --       --       --      --
    Number of Accumulation Units outstanding at end
      of period (in thousands)                            12       17       19      21       18      --       --       --      --
  WITH THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period   $21.163  $18.902  $14.849 $14.295       --      --       --       --      --
    Accumulation Unit Value at end of period         $22.687  $21.163  $18.902 $14.849       --      --       --       --      --
    Number of Accumulation Units outstanding at end
      of period (in thousands)                             4        5        9       7       --      --       --       --      --
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL
    DEATH BENEFIT
    Accumulation Unit Value at beginning of period   $21.163  $18.902  $14.849 $19.414  $28.127      --       --       --      --
    Accumulation Unit Value at end of period         $22.687  $21.163  $18.902 $14.849  $19.414      --       --       --      --
    Number of Accumulation Units outstanding at end
      of period (in thousands)                             4        5        9       7        4      --       --       --      --
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period   $21.087  $19.260       --      --       --      --       --       --      --
    Accumulation Unit Value at end of period         $22.571  $21.087       --      --       --      --       --       --      --
    Number of Accumulation Units outstanding at end
      of period (in thousands)                             2       --       --      --       --      --       --       --      --
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period   $21.087  $18.862  $14.839 $14.294       --      --       --       --      --
    Accumulation Unit Value at end of period         $22.571  $21.087  $18.862 $14.839       --      --       --       --      --
    Number of Accumulation Units outstanding at end
      of period (in thousands)                             2       --       --      --       --      --       --       --      --
  WITH EARNINGS PROTECTION BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period   $21.061  $18.848  $14.836 $14.294       --      --       --       --      --
    Accumulation Unit Value at end of period         $22.532  $21.061  $18.848 $14.836       --      --       --       --      --
    Number of Accumulation Units outstanding at end
      of period (in thousands)                            --        1        1      --       --      --       --       --      --
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period   $11.198  $10.242       --      --       --      --       --       --      --
    Accumulation Unit Value at end of period         $11.969  $11.198       --      --       --      --       --       --      --
    Number of Accumulation Units outstanding at end
      of period (in thousands)                            --       --       --      --       --      --       --       --      --
  WITH EARNINGS PROTECTION BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period   $20.985  $19.202       --      --       --      --       --       --      --
    Accumulation Unit Value at end of period         $22.417  $20.985       --      --       --      --       --       --      --
    Number of Accumulation Units outstanding at end
      of period (in thousands)                            --       --       --      --       --      --       --       --      --
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION
    BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35
    BPS)
    Accumulation Unit Value at beginning of period   $20.985  $18.808  $14.827 $14.294       --      --       --       --      --
    Accumulation Unit Value at end of period         $22.417  $20.985  $18.808 $14.827       --      --       --       --      --
    Number of Accumulation Units outstanding at end
      of period (in thousands)                            --       --       --      --       --      --       --       --      --
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION
    BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50
    BPS)
    Accumulation Unit Value at beginning of period   $20.953  $19.199       --      --       --      --       --       --      --
    Accumulation Unit Value at end of period         $22.350  $20.953       --      --       --      --       --       --      --
    Number of Accumulation Units outstanding at end
      of period (in thousands)                            --       --       --      --       --      --       --       --      --

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               13

----------------------------------------------------------------------------

                                                                                  AS OF DECEMBER 31,
SUB-ACCOUNT                                           2005     2004     2003    2002     2001    2000     1999     1998    1997
-----------------------------------------------------------------------------------------------------------------------------------
PUTNAM GROWTH AND INCOME FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period   $49.863  $45.405  $36.059 $45.028  $48.663 $45.646  $40.567       --      --
    Accumulation Unit Value at end of period         $51.874  $49.863  $45.405 $36.059  $45.028 $48.663  $45.646       --      --
    Number of Accumulation Units outstanding at end
      of period (in thousands)                        35,014   45,058   55,276  66,339   79,620  86,628  100,158       --      --
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period   $49.441  $45.089  $35.861 $44.848  $48.542 $45.601  $50.800       --      --
    Accumulation Unit Value at end of period         $51.358  $49.441  $45.089 $35.861  $44.848 $48.542  $45.601       --      --
    Number of Accumulation Units outstanding at end
      of period (in thousands)                           347      392      458     479      504     402      142       --      --
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period   $49.473  $45.141  $35.920 $44.945  $49.117      --       --       --      --
    Accumulation Unit Value at end of period         $51.366  $49.473  $45.141 $35.920  $44.945      --       --       --      --
    Number of Accumulation Units outstanding at end
      of period (in thousands)                            37       39       45      48       38      --       --       --      --
  WITH THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period   $49.055  $44.826  $35.723 $33.982       --      --       --       --      --
    Accumulation Unit Value at end of period         $50.855  $49.055  $44.826 $35.723       --      --       --       --      --
    Number of Accumulation Units outstanding at end
      of period (in thousands)                            41       45       49      26       --      --       --       --      --
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL
    DEATH BENEFIT
    Accumulation Unit Value at beginning of period   $49.055  $44.826  $35.723 $44.766  $48.989      --       --       --      --
    Accumulation Unit Value at end of period         $50.855  $49.055  $44.826 $35.723  $44.766      --       --       --      --
    Number of Accumulation Units outstanding at end
      of period (in thousands)                            41       45       49      26       18      --       --       --      --
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period   $48.877  $45.387       --      --       --      --       --       --      --
    Accumulation Unit Value at end of period         $50.595  $48.877       --      --       --      --       --       --      --
    Number of Accumulation Units outstanding at end
      of period (in thousands)                            12       14       --      --       --      --       --       --      --
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period   $48.877  $44.731  $35.701 $33.982       --      --       --       --      --
    Accumulation Unit Value at end of period         $50.595  $48.877  $44.731 $35.701       --      --       --       --      --
    Number of Accumulation Units outstanding at end
      of period (in thousands)                            12       14     1.00      --       --      --       --       --      --
  WITH EARNINGS PROTECTION BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period   $48.818  $44.699  $35.693 $33.981       --      --       --       --      --
    Accumulation Unit Value at end of period         $50.508  $48.818  $44.699 $35.693       --      --       --       --      --
    Number of Accumulation Units outstanding at end
      of period (in thousands)                            --       --       --      --       --      --       --       --      --
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period   $10.938  $10.171       --      --       --      --       --       --      --
    Accumulation Unit Value at end of period         $11.305  $10.938       --      --       --      --       --       --      --
    Number of Accumulation Units outstanding at end
      of period (in thousands)                             1        1       --      --       --      --       --       --      --
  WITH EARNINGS PROTECTION BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period   $48.641  $45.251       --      --       --      --       --       --      --
    Accumulation Unit Value at end of period         $50.250  $48.641       --      --       --      --       --       --      --
    Number of Accumulation Units outstanding at end
      of period (in thousands)                            --       --       --      --       --      --       --       --      --
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION
    BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35
    BPS)
    Accumulation Unit Value at beginning of period   $48.641  $44.604  $35.671 $33.981       --      --       --       --      --
    Accumulation Unit Value at end of period         $50.250  $48.641  $44.604 $35.671       --      --       --       --      --
    Number of Accumulation Units outstanding at end
      of period (in thousands)                            --       --       --      --       --      --       --       --      --
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION
    BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50
    BPS)
    Accumulation Unit Value at beginning of period   $48.568  $45.245       --      --       --      --       --       --      --
    Accumulation Unit Value at end of period         $50.099  $48.568       --      --       --      --       --       --      --
    Number of Accumulation Units outstanding at end
      of period (in thousands)                            --       --       --      --       --      --       --       --      --

14                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

----------------------------------------------------------------------------

                                                                                  AS OF DECEMBER 31,
SUB-ACCOUNT                                           2005     2004     2003    2002     2001    2000     1999     1998    1997
-----------------------------------------------------------------------------------------------------------------------------------
PUTNAM GROWTH OPPORTUNITIES FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period    $4.411   $4.383   $3.600  $5.169   $7.701 $10.000      $--       --      --
    Accumulation Unit Value at end of period          $4.539   $4.411   $4.383  $3.600   $5.169  $7.701      $--       --      --
    Number of Accumulation Units outstanding at end
      of period (in thousands)                         2,899    3,810    4,703   4,912    5,980   5,402       --       --      --
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period    $4.379   $4.357   $3.584  $5.154   $7.690 $10.000      $--       --      --
    Accumulation Unit Value at end of period          $4.499   $4.379   $4.357  $3.584   $5.154  $7.690      $--       --      --
    Number of Accumulation Units outstanding at end
      of period (in thousands)                            69       46       48      58       75      59       --       --      --
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period    $4.377   $4.357   $3.586  $5.160   $8.077      --       --       --      --
    Accumulation Unit Value at end of period          $4.495   $4.377   $4.357  $3.586   $5.160      --       --       --      --
    Number of Accumulation Units outstanding at end
      of period (in thousands)                            28       25       41      41       31      --       --       --      --
  WITH THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period    $4.345   $4.332   $3.570  $3.452       --      --       --       --      --
    Accumulation Unit Value at end of period          $4.455   $4.345   $4.332  $3.570       --      --       --       --      --
    Number of Accumulation Units outstanding at end
      of period (in thousands)                             4       13       17      12       --      --       --       --      --
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL
    DEATH BENEFIT
    Accumulation Unit Value at beginning of period    $4.345   $4.332   $3.570  $5.145   $8.064      --       --       --      --
    Accumulation Unit Value at end of period          $4.455   $4.345   $4.332  $3.570   $5.145      --       --       --      --
    Number of Accumulation Units outstanding at end
      of period (in thousands)                             4       13       17      12       11      --       --       --      --
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period    $4.329   $4.381       --      --       --      --       --       --      --
    Accumulation Unit Value at end of period          $4.432   $4.329       --      --       --      --       --       --      --
    Number of Accumulation Units outstanding at end
      of period (in thousands)                             4        5       --      --       --      --       --       --      --
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period    $4.329   $4.322   $3.568  $3.452       --      --       --       --      --
    Accumulation Unit Value at end of period          $4.432   $4.329   $4.322  $3.568       --      --       --       --      --
    Number of Accumulation Units outstanding at end
      of period (in thousands)                             4        5     3.00    2.00       --      --       --       --      --
  WITH EARNINGS PROTECTION BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period    $4.324   $4.319   $3.567  $3.452       --      --       --       --      --
    Accumulation Unit Value at end of period          $4.424   $4.324   $4.319  $3.567       --      --       --       --      --
    Number of Accumulation Units outstanding at end
      of period (in thousands)                             7        9       17      --       --      --       --       --      --
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period   $10.022  $10.156       --      --       --      --       --       --      --
    Accumulation Unit Value at end of period         $10.245  $10.022       --      --       --      --       --       --      --
    Number of Accumulation Units outstanding at end
      of period (in thousands)                             1       --       --      --       --      --       --       --      --
  WITH EARNINGS PROTECTION BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period    $4.308   $4.368       --      --       --      --       --       --      --
    Accumulation Unit Value at end of period          $4.402   $4.308       --      --       --      --       --       --      --
    Number of Accumulation Units outstanding at end
      of period (in thousands)                            --       --       --      --       --      --       --       --      --
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION
    BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35
    BPS)
    Accumulation Unit Value at beginning of period    $4.308   $4.310   $3.565  $3.452       --      --       --       --      --
    Accumulation Unit Value at end of period          $4.402   $4.308   $4.310  $3.565       --      --       --       --      --
    Number of Accumulation Units outstanding at end
      of period (in thousands)                            --       --       --      --       --      --       --       --      --
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION
    BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50
    BPS)
    Accumulation Unit Value at beginning of period    $4.302   $4.367       --      --       --      --       --       --      --
    Accumulation Unit Value at end of period          $4.389   $4.302       --      --       --      --       --       --      --
    Number of Accumulation Units outstanding at end
      of period (in thousands)                            --       --       --      --       --      --       --       --      --

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               15

----------------------------------------------------------------------------

                                                                              AS OF DECEMBER 31,
SUB-ACCOUNT                                     2005     2004     2003     2002     2001     2000       1999      1998     1997
-----------------------------------------------------------------------------------------------------------------------------------
PUTNAM HEALTH SCIENCES FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of
      period                                   $10.913  $10.314   $8.804  $11.189  $14.101  $10.277       10.85       --       --
    Accumulation Unit Value at end of period   $12.214  $10.913  $10.314   $8.804  $11.189  $14.101       10.28       --       --
    Number of Accumulation Units outstanding
      at end of period (in thousands)            6,675    8,213   10,217   12,927   16,343   19,344   12,308.00       --       --
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of
      period                                   $10.821  $10.242   $8.755  $11.144  $14.066  $10.267        9.84       --       --
    Accumulation Unit Value at end of period   $12.092  $10.821  $10.242   $8.755  $11.144  $14.066       10.27       --       --
    Number of Accumulation Units outstanding
      at end of period (in thousands)              137      149      176      201      246      228       69.00       --       --
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of
      period                                   $10.828  $10.253   $8.770  $11.168  $12.842       --          --       --       --
    Accumulation Unit Value at end of period   $12.094  $10.828  $10.253   $8.770  $11.168       --          --       --       --
    Number of Accumulation Units outstanding
      at end of period (in thousands)               18       22       24       29       31       --          --       --       --
  WITH THE HARTFORD'S PRINCIPAL FIRST (35
    BPS)
    Accumulation Unit Value at beginning of
      period                                   $10.736  $10.182   $8.722   $8.437       --       --          --       --       --
    Accumulation Unit Value at end of period   $11.974  $10.736  $10.182   $8.722       --       --          --       --       --
    Number of Accumulation Units outstanding
      at end of period (in thousands)               23       27       29       14       --       --          --       --       --
  WITH EARNINGS PROTECTION BENEFIT AND
    OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of
      period                                   $10.736  $10.182   $8.722  $11.124  $12.808       --          --       --       --
    Accumulation Unit Value at end of period   $11.974  $10.736  $10.182   $8.722  $11.124       --          --       --       --
    Number of Accumulation Units outstanding
      at end of period (in thousands)               23       27       29       14        9       --          --       --       --
  WITH THE HARTFORD'S PRINCIPAL FIRST (50
    BPS)
    Accumulation Unit Value at beginning of
      period                                   $10.697  $10.374       --       --       --       --          --       --       --
    Accumulation Unit Value at end of period   $11.912  $10.697       --       --       --       --          --       --       --
    Number of Accumulation Units outstanding
      at end of period (in thousands)                2        1       --       --       --       --          --       --       --
  WITH OPTIONAL DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of
      period                                   $10.697  $10.160   $8.716   $8.437       --       --          --       --       --
    Accumulation Unit Value at end of period   $11.912  $10.697  $10.160   $8.716       --       --          --       --       --
    Number of Accumulation Units outstanding
      at end of period (in thousands)                2        1     2.00       --       --       --          --       --       --
  WITH EARNINGS PROTECTION BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of
      period                                   $10.684  $10.153   $8.714   $8.437       --       --          --       --       --
    Accumulation Unit Value at end of period   $11.892  $10.684  $10.153   $8.714       --       --          --       --       --
    Number of Accumulation Units outstanding
      at end of period (in thousands)               --       --       --       --       --       --          --       --       --
  WITH OPTIONAL DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of
      period                                   $10.522  $10.218       --       --       --       --          --       --       --
    Accumulation Unit Value at end of period   $11.699  $10.522       --       --       --       --          --       --       --
    Number of Accumulation Units outstanding
      at end of period (in thousands)               --       --       --       --       --       --          --       --       --
  WITH EARNINGS PROTECTION BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of
      period                                   $10.646  $10.343       --       --       --       --          --       --       --
    Accumulation Unit Value at end of period   $11.831  $10.646       --       --       --       --          --       --       --
    Number of Accumulation Units outstanding
      at end of period (in thousands)               --       --       --       --       --       --          --       --       --
  WITH OPTIONAL DEATH BENEFIT, EARNINGS
    PROTECTION BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of
      period                                   $10.646  $10.132   $8.709   $8.437       --       --          --       --       --
    Accumulation Unit Value at end of period   $11.831  $10.646  $10.132   $8.709       --       --          --       --       --
    Number of Accumulation Units outstanding
      at end of period (in thousands)               --       --       --       --       --       --          --       --       --
  WITH OPTIONAL DEATH BENEFIT, EARNINGS
    PROTECTION BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of
      period                                   $10.630  $10.342       --       --       --       --          --       --       --
    Accumulation Unit Value at end of period   $11.796  $10.630       --       --       --       --          --       --       --
    Number of Accumulation Units outstanding
      at end of period (in thousands)               --       --       --       --       --       --          --       --       --

16                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

----------------------------------------------------------------------------

                                                                                  AS OF DECEMBER 31,
SUB-ACCOUNT                                           2005     2004     2003    2002     2001    2000     1999     1998    1997
-----------------------------------------------------------------------------------------------------------------------------------
PUTNAM HIGH YIELD FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period   $30.794  $28.136  $22.492 $22.932  $22.388 $24.799  $23.742       --      --
    Accumulation Unit Value at end of period         $31.418  $30.794  $28.136 $22.492  $22.932 $22.388  $24.799       --      --
    Number of Accumulation Units outstanding at end
      of period (in thousands)                         6,191    8,493   10,916  12,404   14,797  16,616   20,315       --      --
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period   $30.533  $27.940  $22.368 $22.841  $22.332 $24.774  $24.985       --      --
    Accumulation Unit Value at end of period         $31.106  $30.533  $27.940 $22.368  $22.841 $22.332  $24.774       --      --
    Number of Accumulation Units outstanding at end
      of period (in thousands)                            97      103      122     116      128      99       36       --      --
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period   $30.553  $27.972  $22.405 $22.890  $23.534      --       --       --      --
    Accumulation Unit Value at end of period         $31.111  $30.553  $27.972 $22.405  $22.890      --       --       --      --
    Number of Accumulation Units outstanding at end
      of period (in thousands)                             4        4        6       6        7      --       --       --      --
  WITH THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period   $30.295  $27.777  $22.283 $21.267       --      --       --       --      --
    Accumulation Unit Value at end of period         $30.801  $30.295  $27.777 $22.283       --      --       --       --      --
    Number of Accumulation Units outstanding at end
      of period (in thousands)                            12       14       13      10       --      --       --       --      --
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL
    DEATH BENEFIT
    Accumulation Unit Value at beginning of period   $30.295  $27.777  $22.283 $22.799  $23.472      --       --       --      --
    Accumulation Unit Value at end of period         $30.801  $30.295  $27.777 $22.283  $22.799      --       --       --      --
    Number of Accumulation Units outstanding at end
      of period (in thousands)                            12       14       13      10        6      --       --       --      --
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period   $30.185  $28.196       --      --       --      --       --       --      --
    Accumulation Unit Value at end of period         $30.644  $30.185       --      --       --      --       --       --      --
    Number of Accumulation Units outstanding at end
      of period (in thousands)                             2        4       --      --       --      --       --       --      --
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period   $30.185  $27.718  $22.269 $21.266       --      --       --       --      --
    Accumulation Unit Value at end of period         $30.644  $30.185  $27.718 $22.269       --      --       --       --      --
    Number of Accumulation Units outstanding at end
      of period (in thousands)                             2        4     1.00    1.00       --      --       --       --      --
  WITH EARNINGS PROTECTION BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period   $30.149  $27.698  $22.264 $21.266       --      --       --       --      --
    Accumulation Unit Value at end of period         $30.592  $30.149  $27.698 $22.264       --      --       --       --      --
    Number of Accumulation Units outstanding at end
      of period (in thousands)                             1        2        3      --       --      --       --       --      --
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period   $10.873  $10.171       --      --       --      --       --       --      --
    Accumulation Unit Value at end of period         $11.022  $10.873       --      --       --      --       --       --      --
    Number of Accumulation Units outstanding at end
      of period (in thousands)                            --       --       --      --       --      --       --       --      --
  WITH EARNINGS PROTECTION BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period   $30.040  $28.111       --      --       --      --       --       --      --
    Accumulation Unit Value at end of period         $30.435  $30.040       --      --       --      --       --       --      --
    Number of Accumulation Units outstanding at end
      of period (in thousands)                            --       --       --      --       --      --       --       --      --
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION
    BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35
    BPS)
    Accumulation Unit Value at beginning of period   $30.040  $27.639  $22.250 $21.266       --      --       --       --      --
    Accumulation Unit Value at end of period         $30.435  $30.040  $27.639 $22.250       --      --       --       --      --
    Number of Accumulation Units outstanding at end
      of period (in thousands)                            --       --       --      --       --      --       --       --      --
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION
    BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50
    BPS)
    Accumulation Unit Value at beginning of period   $29.995  $28.108       --      --       --      --       --       --      --
    Accumulation Unit Value at end of period         $30.344  $29.995       --      --       --      --       --       --      --
    Number of Accumulation Units outstanding at end
      of period (in thousands)                            --       --       --      --       --      --       --       --      --

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               17

----------------------------------------------------------------------------

                                                                                  AS OF DECEMBER 31,
SUB-ACCOUNT                                           2005     2004     2003    2002     2001    2000     1999     1998    1997
-----------------------------------------------------------------------------------------------------------------------------------
PUTNAM INCOME FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period   $26.404  $25.569  $24.767 $23.235  $21.913 $20.574  $21.305       --      --
    Accumulation Unit Value at end of period         $26.713  $26.404  $25.569 $24.767  $23.235 $21.913  $20.574       --      --
    Number of Accumulation Units outstanding at end
      of period (in thousands)                         7,582    9,652   12,283  15,434   15,106  13,817   16,827       --      --
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period   $26.181  $25.391  $24.631 $23.143  $21.858 $20.554  $21.164       --      --
    Accumulation Unit Value at end of period         $26.448  $26.181  $25.391 $24.631  $23.143 $21.858  $20.554       --      --
    Number of Accumulation Units outstanding at end
      of period (in thousands)                           102      110      129     176      171     100       26       --      --
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period   $26.198  $25.420  $24.672 $23.192  $22.097      --       --       --      --
    Accumulation Unit Value at end of period         $26.452  $26.198  $25.420 $24.672  $23.192      --       --       --      --
    Number of Accumulation Units outstanding at end
      of period (in thousands)                            13       14       23      32       14      --       --       --      --
  WITH THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period   $25.976  $25.243  $24.537 $23.891       --      --       --       --      --
    Accumulation Unit Value at end of period         $26.189  $25.976  $25.243 $24.537       --      --       --       --      --
    Number of Accumulation Units outstanding at end
      of period (in thousands)                            27       31       35      29       --      --       --       --      --
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL
    DEATH BENEFIT
    Accumulation Unit Value at beginning of period   $25.976  $25.243  $24.537 $23.100  $22.039      --       --       --      --
    Accumulation Unit Value at end of period         $26.189  $25.976  $25.243 $24.537  $23.100      --       --       --      --
    Number of Accumulation Units outstanding at end
      of period (in thousands)                            27       31       35      29       17      --       --       --      --
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period   $25.882  $25.442       --      --       --      --       --       --      --
    Accumulation Unit Value at end of period         $26.055  $25.882       --      --       --      --       --       --      --
    Number of Accumulation Units outstanding at end
      of period (in thousands)                             4       11       --      --       --      --       --       --      --
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period   $25.882  $25.189  $24.521 $23.890       --      --       --       --      --
    Accumulation Unit Value at end of period         $26.055  $25.882  $25.189 $24.521       --      --       --       --      --
    Number of Accumulation Units outstanding at end
      of period (in thousands)                             4       11     5.00    4.00       --      --       --       --      --
  WITH EARNINGS PROTECTION BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period   $25.851  $25.172  $24.516 $23.890       --      --       --       --      --
    Accumulation Unit Value at end of period         $26.010  $25.851  $25.172 $24.516       --      --       --       --      --
    Number of Accumulation Units outstanding at end
      of period (in thousands)                             1        1       --      --       --      --       --       --      --
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period   $10.267  $10.106       --      --       --      --       --       --      --
    Accumulation Unit Value at end of period         $10.320  $10.267       --      --       --      --       --       --      --
    Number of Accumulation Units outstanding at end
      of period (in thousands)                             1       --       --      --       --      --       --       --      --
  WITH EARNINGS PROTECTION BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period   $25.757  $25.366       --      --       --      --       --       --      --
    Accumulation Unit Value at end of period         $25.877  $25.757       --      --       --      --       --       --      --
    Number of Accumulation Units outstanding at end
      of period (in thousands)                             3        3       --      --       --      --       --       --      --
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION
    BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35
    BPS)
    Accumulation Unit Value at beginning of period   $25.757  $25.118  $24.501 $23.890       --      --       --       --      --
    Accumulation Unit Value at end of period         $25.877  $25.757  $25.118 $24.501       --      --       --       --      --
    Number of Accumulation Units outstanding at end
      of period (in thousands)                             3        3        3      --       --      --       --       --      --
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION
    BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50
    BPS)
    Accumulation Unit Value at beginning of period   $25.719  $25.363       --      --       --      --       --       --      --
    Accumulation Unit Value at end of period         $25.800  $25.719       --      --       --      --       --       --      --
    Number of Accumulation Units outstanding at end
      of period (in thousands)                            --       --       --      --       --      --       --       --      --

18                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

----------------------------------------------------------------------------

                                                                                  AS OF DECEMBER 31,
SUB-ACCOUNT                                           2005     2004     2003    2002     2001    2000     1999     1998    1997
-----------------------------------------------------------------------------------------------------------------------------------
PUTNAM INTERNATIONAL EQUITY FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period   $17.613  $15.333  $12.064 $14.833  $18.900 $21.164  $13.403  $11.451 $10.000
    Accumulation Unit Value at end of period         $19.531  $17.613  $15.333 $12.064  $14.833 $18.900  $21.164  $13.403 $11.451
    Number of Accumulation Units outstanding at end
      of period (in thousands)                         8,988   10,921   13,173  17,113   17,276  18,898   16,044   19,034  14,393
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period   $17.464  $15.226  $11.998 $14.774  $18.853 $21.143  $14.721  $10.000     $--
    Accumulation Unit Value at end of period         $19.337  $17.464  $15.226 $11.998  $14.774 $18.853  $21.143  $14.721     $--
    Number of Accumulation Units outstanding at end
      of period (in thousands)                           132      158      183     199      217     199       71       --      --
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period   $17.475  $15.244  $12.018 $14.806  $18.379   10.00       --       --      --
    Accumulation Unit Value at end of period         $19.340  $17.475  $15.244 $12.018  $14.806   18.38       --       --      --
    Number of Accumulation Units outstanding at end
      of period (in thousands)                            20       15       15      17       14      --       --       --      --
  WITH THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period   $17.327  $15.138  $11.952 $11.978       --      --       --       --      --
    Accumulation Unit Value at end of period         $19.147  $17.327  $15.138 $11.952       --      --       --       --      --
    Number of Accumulation Units outstanding at end
      of period (in thousands)                            15       18       20      12       --      --       --       --      --
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL
    DEATH BENEFIT
    Accumulation Unit Value at beginning of period   $17.327  $15.138  $11.952 $14.747  $18.331   10.00       --       --      --
    Accumulation Unit Value at end of period         $19.147  $17.327  $15.138 $11.952  $14.747   18.33       --       --      --
    Number of Accumulation Units outstanding at end
      of period (in thousands)                            15       18       20      12        9      --       --       --      --
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period   $17.265  $15.350       --      --       --      --       --       --      --
    Accumulation Unit Value at end of period         $19.049  $17.265       --      --       --      --       --       --      --
    Number of Accumulation Units outstanding at end
      of period (in thousands)                             4        4       --      --       --      --       --       --      --
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period   $17.265  $15.105  $11.944 $11.978       --      --       --       --      --
    Accumulation Unit Value at end of period         $19.049  $17.265  $15.105 $11.944       --      --       --       --      --
    Number of Accumulation Units outstanding at end
      of period (in thousands)                             4        4     1.00      --       --      --       --       --      --
  WITH EARNINGS PROTECTION BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period   $17.244  $15.095  $11.942 $11.978       --      --       --       --      --
    Accumulation Unit Value at end of period         $19.017  $17.244  $15.095 $11.942       --      --       --       --      --
    Number of Accumulation Units outstanding at end
      of period (in thousands)                            --       --       --      --       --      --       --       --      --
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period   $11.483  $10.224       --      --       --      --       --       --      --
    Accumulation Unit Value at end of period         $12.651  $11.483       --      --       --      --       --       --      --
    Number of Accumulation Units outstanding at end
      of period (in thousands)                             1        1       --      --       --      --       --       --      --
  WITH EARNINGS PROTECTION BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period   $17.181  $15.304       --      --       --      --       --       --      --
    Accumulation Unit Value at end of period         $18.920  $17.181       --      --       --      --       --       --      --
    Number of Accumulation Units outstanding at end
      of period (in thousands)                            --       --       --      --       --      --       --       --      --
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION
    BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35
    BPS)
    Accumulation Unit Value at beginning of period   $17.181  $15.063  $11.934 $11.977       --      --       --       --      --
    Accumulation Unit Value at end of period         $18.920  $17.181  $15.063 $11.934       --      --       --       --      --
    Number of Accumulation Units outstanding at end
      of period (in thousands)                            --       --       --      --       --      --       --       --      --
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION
    BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50
    BPS)
    Accumulation Unit Value at beginning of period   $17.155  $15.302       --      --       --      --       --       --      --
    Accumulation Unit Value at end of period         $18.863  $17.155       --      --       --      --       --       --      --
    Number of Accumulation Units outstanding at end
      of period (in thousands)                            --       --       --      --       --      --       --       --      --

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               19

----------------------------------------------------------------------------

                                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                   2005      2004     2003      2002     2001      2000      1999     1998      1997
-----------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------
PUTNAM INTERNATIONAL GROWTH AND INCOME FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
      of period                               $17.248  $14.418   $10.567  $12.413     15.87     15.88    12.92        --       --
    Accumulation Unit Value at end of
      period                                  $19.446  $17.248   $14.418  $10.567     12.41     15.87    15.88        --       --
    Number of Accumulation Units
      outstanding at end of period (in
      thousands)                                7,801    8,822     9,254   11,021    12,808    14,447 14,449.00       --       --
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning
      of period                               $17.102  $14.317   $10.509  $12.363   $15.829   $15.861  $14.490        --       --
    Accumulation Unit Value at end of
      period                                  $19.252  $17.102   $14.317  $10.509   $12.363   $15.829  $15.861        --       --
    Number of Accumulation Units
      outstanding at end of period (in
      thousands)                                   98       89        74       79        83        60       24        --       --
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning
      of period                               $17.113  $14.334   $10.526  $12.390   $15.361        --       --        --       --
    Accumulation Unit Value at end of
      period                                  $19.255  $17.113   $14.334  $10.526   $12.390        --       --        --       --
    Number of Accumulation Units
      outstanding at end of period (in
      thousands)                                   11       10         7        8         4        --       --        --       --
  WITH THE HARTFORD'S PRINCIPAL FIRST (35
    BPS)
    Accumulation Unit Value at beginning
      of period                               $16.968  $14.234   $10.468  $10.682        --        --       --        --       --
    Accumulation Unit Value at end of
      period                                  $19.064  $16.968   $14.234  $10.468        --        --       --        --       --
    Number of Accumulation Units
      outstanding at end of period (in
      thousands)                                   17       18        18       10        --        --       --        --       --
  WITH EARNINGS PROTECTION BENEFIT AND
    OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning
      of period                               $16.968  $14.234   $10.468  $12.340   $15.321        --       --        --       --
    Accumulation Unit Value at end of
      period                                  $19.064  $16.968   $14.234  $10.468   $12.340        --       --        --       --
    Number of Accumulation Units
      outstanding at end of period (in
      thousands)                                   17       18        18       10         9        --       --        --       --
  WITH THE HARTFORD'S PRINCIPAL FIRST (50
    BPS)
    Accumulation Unit Value at beginning
      of period                               $16.907  $14.419        --       --        --        --       --        --       --
    Accumulation Unit Value at end of
      period                                  $18.966  $16.907        --       --        --        --       --        --       --
    Number of Accumulation Units
      outstanding at end of period (in
      thousands)                                    4        4        --       --        --        --       --        --       --
  WITH OPTIONAL DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning
      of period                               $16.907  $14.204   $10.462  $10.681        --        --       --        --       --
    Accumulation Unit Value at end of
      period                                  $18.966  $16.907   $14.204  $10.462        --        --       --        --       --
    Number of Accumulation Units
      outstanding at end of period (in
      thousands)                                    4        4      1.00       --        --        --       --        --       --
  WITH EARNINGS PROTECTION BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning
      of period                               $16.886  $14.193   $10.460  $10.681        --        --       --        --       --
    Accumulation Unit Value at end of
      period                                  $18.934  $16.886   $14.193  $10.460        --        --       --        --       --
    Number of Accumulation Units
      outstanding at end of period (in
      thousands)                                   --        2         2       --        --        --       --        --       --
  WITH OPTIONAL DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
      of period                               $11.948  $10.204        --       --        --        --       --        --       --
    Accumulation Unit Value at end of
      period                                  $13.383  $11.948        --       --        --        --       --        --       --
    Number of Accumulation Units
      outstanding at end of period (in
      thousands)                                    5        3        --       --        --        --       --        --       --
  WITH EARNINGS PROTECTION BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
      of period                               $16.825  $14.376        --       --        --        --       --        --       --
    Accumulation Unit Value at end of
      period                                  $18.837  $16.825        --       --        --        --       --        --       --
    Number of Accumulation Units
      outstanding at end of period (in
      thousands)                                    1        1        --       --        --        --       --        --       --
  WITH OPTIONAL DEATH BENEFIT, EARNINGS
    PROTECTION BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning
      of period                               $16.825  $14.163   $10.453  $10.681        --        --       --        --       --
    Accumulation Unit Value at end of
      period                                  $18.837  $16.825   $14.163  $10.453        --        --       --        --       --
    Number of Accumulation Units
      outstanding at end of period (in
      thousands)                                    1        1         1       --        --        --       --        --       --
  WITH OPTIONAL DEATH BENEFIT, EARNINGS
    PROTECTION BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
      of period                               $16.800  $14.374        --       --        --        --       --        --       --
    Accumulation Unit Value at end of
      period                                  $18.781  $16.800        --       --        --        --       --        --       --
    Number of Accumulation Units
      outstanding at end of period (in
      thousands)                                   --       --        --       --        --        --       --        --       --

20                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

----------------------------------------------------------------------------

                                                                                  AS OF DECEMBER 31,
SUB-ACCOUNT                                           2005     2004     2003    2002     2001    2000     1999     1998    1997
-----------------------------------------------------------------------------------------------------------------------------------
PUTNAM INTERNATIONAL NEW OPPORTUNITIES FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period   $12.084  $10.785   $8.187  $9.593  $13.611 $22.468  $11.226       --      --
    Accumulation Unit Value at end of period         $14.138  $12.084  $10.785  $8.187   $9.593 $13.611  $22.468       --      --
    Number of Accumulation Units outstanding at end
      of period (in thousands)                         3,692    3,944    4,801   5,822    7,716  10,072    8,347       --      --
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period   $11.982  $10.709   $8.142  $9.555  $13.577 $22.445  $12.423       --      --
    Accumulation Unit Value at end of period         $13.997  $11.982  $10.709  $8.142   $9.555 $13.577  $22.445       --      --
    Number of Accumulation Units outstanding at end
      of period (in thousands)                            48       43       52      48       66      59       16       --      --
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period   $11.989  $10.722   $8.155  $9.576  $13.169      --       --       --      --
    Accumulation Unit Value at end of period         $13.999  $11.989  $10.722  $8.155   $9.576      --       --       --      --
    Number of Accumulation Units outstanding at end
      of period (in thousands)                             2        3        4       4        4      --       --       --      --
  WITH THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period   $11.888  $10.647   $8.110  $8.217       --      --       --       --      --
    Accumulation Unit Value at end of period         $13.860  $11.888  $10.647  $8.110       --      --       --       --      --
    Number of Accumulation Units outstanding at end
      of period (in thousands)                            10        7        8       1       --      --       --       --      --
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL
    DEATH BENEFIT
    Accumulation Unit Value at beginning of period   $11.888  $10.647   $8.110  $9.538  $13.135      --       --       --      --
    Accumulation Unit Value at end of period         $13.860  $11.888  $10.647  $8.110   $9.538      --       --       --      --
    Number of Accumulation Units outstanding at end
      of period (in thousands)                            10        7        8       1        1      --       --       --      --
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period   $11.845  $10.693       --      --       --      --       --       --      --
    Accumulation Unit Value at end of period         $13.789  $11.845       --      --       --      --       --       --      --
    Number of Accumulation Units outstanding at end
      of period (in thousands)                            --       --       --      --       --      --       --       --      --
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period   $11.845  $10.624   $8.105  $8.217       --      --       --       --      --
    Accumulation Unit Value at end of period         $13.789  $11.845  $10.624  $8.105       --      --       --       --      --
    Number of Accumulation Units outstanding at end
      of period (in thousands)                            --       --       --      --       --      --       --       --      --
  WITH EARNINGS PROTECTION BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period   $11.831  $10.617   $8.104  $8.217       --      --       --       --      --
    Accumulation Unit Value at end of period         $13.765  $11.831  $10.617  $8.104       --      --       --       --      --
    Number of Accumulation Units outstanding at end
      of period (in thousands)                            --       --       --      --       --      --       --       --      --
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period   $11.202  $10.127       --      --       --      --       --       --      --
    Accumulation Unit Value at end of period         $13.021  $11.202       --      --       --      --       --       --      --
    Number of Accumulation Units outstanding at end
      of period (in thousands)                            --       --       --      --       --      --       --       --      --
  WITH EARNINGS PROTECTION BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period   $11.788  $10.661       --      --       --      --       --       --      --
    Accumulation Unit Value at end of period         $13.695  $11.788       --      --       --      --       --       --      --
    Number of Accumulation Units outstanding at end
      of period (in thousands)                            --       --       --      --       --      --       --       --      --
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION
    BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35
    BPS)
    Accumulation Unit Value at beginning of period   $11.788  $10.594   $8.098  $8.216       --      --       --       --      --
    Accumulation Unit Value at end of period         $13.695  $11.788  $10.594  $8.098       --      --       --       --      --
    Number of Accumulation Units outstanding at end
      of period (in thousands)                            --       --       --      --       --      --       --       --      --
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION
    BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50
    BPS)
    Accumulation Unit Value at beginning of period   $11.770  $10.660       --      --       --      --       --       --      --
    Accumulation Unit Value at end of period         $13.654  $11.770       --      --       --      --       --       --      --
    Number of Accumulation Units outstanding at end
      of period (in thousands)                            --       --       --      --       --      --       --       --      --

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               21

----------------------------------------------------------------------------

                                                                                  AS OF DECEMBER 31,
SUB-ACCOUNT                                           2005     2004     2003    2002     2001    2000     1999     1998    1997
-----------------------------------------------------------------------------------------------------------------------------------
PUTNAM INVESTORS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period    $9.232   $8.280   $6.598  $8.767  $11.793 $14.669  $11.432       --      --
    Accumulation Unit Value at end of period          $9.925   $9.232   $8.280  $6.598   $8.767 $11.793  $14.669       --      --
    Number of Accumulation Units outstanding at end
      of period (in thousands)                        13,742   16,783   20,471  24,848   33,076  37,893   30,741       --      --
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period    $9.154   $8.222   $6.562  $8.732  $11.764 $14.655  $12.179       --      --
    Accumulation Unit Value at end of period          $9.827   $9.154   $8.222  $6.562   $8.732 $11.764  $14.655       --      --
    Number of Accumulation Units outstanding at end
      of period (in thousands)                           359      400      451     521      627     584      228       --      --
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period    $9.160   $8.231   $6.573  $8.751  $11.752      --       --       --      --
    Accumulation Unit Value at end of period          $9.828   $9.160   $8.231  $6.573   $8.751      --       --       --      --
    Number of Accumulation Units outstanding at end
      of period (in thousands)                            41       56       58      69       65      --       --       --      --
  WITH THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period    $9.082   $8.174   $6.537  $6.128       --      --       --       --      --
    Accumulation Unit Value at end of period          $9.730   $9.082   $8.174  $6.537       --      --       --       --      --
    Number of Accumulation Units outstanding at end
      of period (in thousands)                            29       34       44      24       --      --       --       --      --
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL
    DEATH BENEFIT
    Accumulation Unit Value at beginning of period    $9.082   $8.174   $6.537  $8.716  $11.721      --       --       --      --
    Accumulation Unit Value at end of period          $9.730   $9.082   $8.174  $6.537   $8.716      --       --       --      --
    Number of Accumulation Units outstanding at end
      of period (in thousands)                            29       34       44      24       18      --       --       --      --
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period    $9.049   $8.326       --      --       --      --       --       --      --
    Accumulation Unit Value at end of period          $9.681   $9.049       --      --       --      --       --       --      --
    Number of Accumulation Units outstanding at end
      of period (in thousands)                             9        9       --      --       --      --       --       --      --
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period    $9.049   $8.156   $6.533  $6.128       --      --       --       --      --
    Accumulation Unit Value at end of period          $9.681   $9.049   $8.156  $6.533       --      --       --       --      --
    Number of Accumulation Units outstanding at end
      of period (in thousands)                             9        9     5.00      --       --      --       --       --      --
  WITH EARNINGS PROTECTION BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period    $9.038   $8.151   $6.531  $6.127       --      --       --       --      --
    Accumulation Unit Value at end of period          $9.664   $9.038   $8.151  $6.531       --      --       --       --      --
    Number of Accumulation Units outstanding at end
      of period (in thousands)                            --       --       --      --       --      --       --       --      --
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period   $11.090  $10.217       --      --       --      --       --       --      --
    Accumulation Unit Value at end of period         $11.846  $11.090       --      --       --      --       --       --      --
    Number of Accumulation Units outstanding at end
      of period (in thousands)                             3        3       --      --       --      --       --       --      --
  WITH EARNINGS PROTECTION BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period    $9.005   $8.301       --      --       --      --       --       --      --
    Accumulation Unit Value at end of period          $9.615   $9.005       --      --       --      --       --       --      --
    Number of Accumulation Units outstanding at end
      of period (in thousands)                            --       --       --      --       --      --       --       --      --
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION
    BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35
    BPS)
    Accumulation Unit Value at beginning of period    $9.005   $8.133   $6.527  $6.127       --      --       --       --      --
    Accumulation Unit Value at end of period          $9.615   $9.005   $8.133  $6.527       --      --       --       --      --
    Number of Accumulation Units outstanding at end
      of period (in thousands)                            --       --       --      --       --      --       --       --      --
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION
    BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50
    BPS)
    Accumulation Unit Value at beginning of period    $8.992   $8.300       --      --       --      --       --       --      --
    Accumulation Unit Value at end of period          $9.586   $8.992       --      --       --      --       --       --      --
    Number of Accumulation Units outstanding at end
      of period (in thousands)                            --       --       --      --       --      --       --       --      --

22                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

----------------------------------------------------------------------------

                                                                                  AS OF DECEMBER 31,
SUB-ACCOUNT                                           2005     2004     2003    2002     2001    2000     1999     1998    1997
-----------------------------------------------------------------------------------------------------------------------------------
PUTNAM MID CAP VALUE FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period   $14.618  $12.807  $10.000      --       --      --       --       --      --
    Accumulation Unit Value at end of period         $16.246  $14.618  $12.807      --       --      --       --       --      --
    Number of Accumulation Units outstanding at end
      of period (in thousands)                         2,015    1,326      693      --       --      --       --       --      --
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period   $14.581  $12.794  $10.000      --       --      --       --       --      --
    Accumulation Unit Value at end of period         $16.181  $14.581  $12.794      --       --      --       --       --      --
    Number of Accumulation Units outstanding at end
      of period (in thousands)                            30       18       13      --       --      --       --       --      --
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period   $14.569  $12.790  $10.000      --       --      --       --       --      --
    Accumulation Unit Value at end of period         $16.160  $14.569  $12.790      --       --      --       --       --      --
    Number of Accumulation Units outstanding at end
      of period (in thousands)                             3        1       --      --       --      --       --       --      --
  WITH THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period   $14.533  $12.777  $10.000      --       --      --       --       --      --
    Accumulation Unit Value at end of period         $16.095  $14.533  $12.777      --       --      --       --       --      --
    Number of Accumulation Units outstanding at end
      of period (in thousands)                             4        3        2      --       --      --       --       --      --
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL
    DEATH BENEFIT
    Accumulation Unit Value at beginning of period   $14.533  $12.777  $10.000      --       --      --       --       --      --
    Accumulation Unit Value at end of period         $16.095  $14.533  $12.777      --       --      --       --       --      --
    Number of Accumulation Units outstanding at end
      of period (in thousands)                             4        3        2      --       --      --       --       --      --
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period   $14.496  $12.954       --      --       --      --       --       --      --
    Accumulation Unit Value at end of period         $16.031  $14.496       --      --       --      --       --       --      --
    Number of Accumulation Units outstanding at end
      of period (in thousands)                             1       --       --      --       --      --       --       --      --
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period   $14.496  $12.764  $10.000      --       --      --       --       --      --
    Accumulation Unit Value at end of period         $16.031  $14.496  $12.764      --       --      --       --       --      --
    Number of Accumulation Units outstanding at end
      of period (in thousands)                             1       --       --      --       --      --       --       --      --
  WITH EARNINGS PROTECTION BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period   $14.484  $12.760  $10.000      --       --      --       --       --      --
    Accumulation Unit Value at end of period         $16.010  $14.484  $12.760      --       --      --       --       --      --
    Number of Accumulation Units outstanding at end
      of period (in thousands)                             2        3       --      --       --      --       --       --      --
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period   $11.330  $10.139       --      --       --      --       --       --      --
    Accumulation Unit Value at end of period         $12.511  $11.330       --      --       --      --       --       --      --
    Number of Accumulation Units outstanding at end
      of period (in thousands)                            --       --       --      --       --      --       --       --      --
  WITH EARNINGS PROTECTION BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period   $14.448  $12.934       --      --       --      --       --       --      --
    Accumulation Unit Value at end of period         $15.946  $14.448       --      --       --      --       --       --      --
    Number of Accumulation Units outstanding at end
      of period (in thousands)                            --       --       --      --       --      --       --       --      --
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION
    BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35
    BPS)
    Accumulation Unit Value at beginning of period   $14.448  $12.747  $10.000      --       --      --       --       --      --
    Accumulation Unit Value at end of period         $15.946  $14.448  $12.747      --       --      --       --       --      --
    Number of Accumulation Units outstanding at end
      of period (in thousands)                            --       --       --      --       --      --       --       --      --
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION
    BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50
    BPS)
    Accumulation Unit Value at beginning of period   $14.426  $12.933       --      --       --      --       --       --      --
    Accumulation Unit Value at end of period         $15.898  $14.426       --      --       --      --       --       --      --
    Number of Accumulation Units outstanding at end
      of period (in thousands)                            --       --       --      --       --      --       --       --      --

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               23

----------------------------------------------------------------------------

                                                                                  AS OF DECEMBER 31,
SUB-ACCOUNT                                           2005     2004     2003    2002     2001    2000     1999     1998    1997
-----------------------------------------------------------------------------------------------------------------------------------
PUTNAM MONEY MARKET FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period    $1.687   $1.696   $1.707  $1.706   $1.663  $1.591   $1.538       --      --
    Accumulation Unit Value at end of period          $1.710   $1.687   $1.696  $1.707   $1.706  $1.663   $1.591       --      --
    Number of Accumulation Units outstanding at end                             28,352           79,303
      of period (in thousands)                        54,112   71,282  128,493 2        244,882 1        266,227       --      --
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period    $1.673   $1.684   $1.697  $1.699   $1.659  $1.589   $1.555       --      --
    Accumulation Unit Value at end of period          $1.693   $1.673   $1.684  $1.697   $1.699  $1.659   $1.589       --      --
    Number of Accumulation Units outstanding at end
      of period (in thousands)                           547      715    1,249   2,493    2,111   2,321      377       --      --
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period    $1.674   $1.686   $1.700  $1.703   $1.669      --       --       --      --
    Accumulation Unit Value at end of period          $1.694   $1.674   $1.686  $1.700   $1.703      --       --       --      --
    Number of Accumulation Units outstanding at end
      of period (in thousands)                            11       18       41     107      122      --       --       --      --
  WITH THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period    $1.660   $1.674   $1.691  $1.694       --      --       --       --      --
    Accumulation Unit Value at end of period          $1.677   $1.660   $1.674  $1.691       --      --       --       --      --
    Number of Accumulation Units outstanding at end
      of period (in thousands)                           102      402      465     519       --      --       --       --      --
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL
    DEATH BENEFIT
    Accumulation Unit Value at beginning of period    $1.660   $1.674   $1.691  $1.696   $1.665      --       --       --      --
    Accumulation Unit Value at end of period          $1.677   $1.660   $1.674  $1.691   $1.696      --       --       --      --
    Number of Accumulation Units outstanding at end
      of period (in thousands)                           102      402      465     519      573      --       --       --      --
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period    $1.654   $1.669       --      --       --      --       --       --      --
    Accumulation Unit Value at end of period          $1.668   $1.654       --      --       --      --       --       --      --
    Number of Accumulation Units outstanding at end
      of period (in thousands)                             7       --       --      --       --      --       --       --      --
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period    $1.654   $1.671   $1.690  $1.694       --      --       --       --      --
    Accumulation Unit Value at end of period          $1.668   $1.654   $1.671  $1.690       --      --       --       --      --
    Number of Accumulation Units outstanding at end
      of period (in thousands)                             7       --       --      --       --      --       --       --      --
  WITH EARNINGS PROTECTION BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period    $1.652   $1.669   $1.689  $1.694       --      --       --       --      --
    Accumulation Unit Value at end of period          $1.665   $1.652   $1.669  $1.689       --      --       --       --      --
    Number of Accumulation Units outstanding at end
      of period (in thousands)                            --       --       --      --       --      --       --       --      --
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period    $9.886   $9.988       --      --       --      --       --       --      --
    Accumulation Unit Value at end of period          $9.955   $9.886       --      --       --      --       --       --      --
    Number of Accumulation Units outstanding at end
      of period (in thousands)                            --       --       --      --       --      --       --       --      --
  WITH EARNINGS PROTECTION BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period    $1.646   $1.664       --      --       --      --       --       --      --
    Accumulation Unit Value at end of period          $1.657   $1.646       --      --       --      --       --       --      --
    Number of Accumulation Units outstanding at end
      of period (in thousands)                            --       --       --      --       --      --       --       --      --
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION
    BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35
    BPS)
    Accumulation Unit Value at beginning of period    $1.646   $1.666   $1.688    1.69       --      --       --       --      --
    Accumulation Unit Value at end of period          $1.657   $1.646   $1.666    1.69       --      --       --       --      --
    Number of Accumulation Units outstanding at end
      of period (in thousands)                            --       --       --      --       --      --       --       --      --
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION
    BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50
    BPS)
    Accumulation Unit Value at beginning of period    $1.644   $1.664       --      --       --      --       --       --      --
    Accumulation Unit Value at end of period          $1.652   $1.644       --      --       --      --       --       --      --
    Number of Accumulation Units outstanding at end
      of period (in thousands)                            --       --       --      --       --      --       --       --      --

24                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

----------------------------------------------------------------------------

                                                                                  AS OF DECEMBER 31,
SUB-ACCOUNT                                           2005     2004     2003    2002     2001    2000     1999     1998    1997
-----------------------------------------------------------------------------------------------------------------------------------
PUTNAM NEW OPPORTUNITIES FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period   $20.439  $18.746  $14.325 $20.841  $30.190 $41.424  $24.805       --      --
    Accumulation Unit Value at end of period         $22.236  $20.439  $18.746 $14.325  $20.841 $30.190  $41.424       --      --
    Number of Accumulation Units outstanding at end
      of period (in thousands)                        18,236   24,382   31,644  39,838   53,656  63,956   62,624       --      --
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period   $20.266  $18.615  $14.247 $20.758  $30.114 $41.383  $26.455       --      --
    Accumulation Unit Value at end of period         $22.015  $20.266  $18.615 $14.247  $20.758 $30.114  $41.383       --      --
    Number of Accumulation Units outstanding at end
      of period (in thousands)                           123      150      177     190      253     256       59       --      --
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period   $20.279  $18.636  $14.270 $20.803  $33.354      --       --       --      --
    Accumulation Unit Value at end of period         $22.018  $20.279  $18.636 $14.270  $20.803      --       --       --      --
    Number of Accumulation Units outstanding at end
      of period (in thousands)                             5        7       13      17       21      --       --       --      --
  WITH THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period   $20.108  $18.506  $14.192 $13.297       --      --       --       --      --
    Accumulation Unit Value at end of period         $21.799  $20.108  $18.506 $14.192       --      --       --       --      --
    Number of Accumulation Units outstanding at end
      of period (in thousands)                            15       19       21      10       --      --       --       --      --
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL
    DEATH BENEFIT
    Accumulation Unit Value at beginning of period   $20.108  $18.506  $14.192 $20.720  $33.267      --       --       --      --
    Accumulation Unit Value at end of period         $21.799  $20.108  $18.506 $14.192  $20.720      --       --       --      --
    Number of Accumulation Units outstanding at end
      of period (in thousands)                            15       19       21      10        6      --       --       --      --
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period   $20.035  $18.929       --      --       --      --       --       --      --
    Accumulation Unit Value at end of period         $21.688  $20.035       --      --       --      --       --       --      --
    Number of Accumulation Units outstanding at end
      of period (in thousands)                             2        2       --      --       --      --       --       --      --
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period   $20.035  $18.467  $14.183 $13.296       --      --       --       --      --
    Accumulation Unit Value at end of period         $21.688  $20.035  $18.467 $14.183       --      --       --       --      --
    Number of Accumulation Units outstanding at end
      of period (in thousands)                             2        2     1.00    1.00       --      --       --       --      --
  WITH EARNINGS PROTECTION BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period   $20.011  $18.454  $14.180 $13.296       --      --       --       --      --
    Accumulation Unit Value at end of period         $21.651  $20.011  $18.454 $14.180       --      --       --       --      --
    Number of Accumulation Units outstanding at end
      of period (in thousands)                            --       --       --      --       --      --       --       --      --
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period   $10.811  $10.228       --      --       --      --       --       --      --
    Accumulation Unit Value at end of period         $11.685  $10.811       --      --       --      --       --       --      --
    Number of Accumulation Units outstanding at end
      of period (in thousands)                            --       --       --      --       --      --       --       --      --
  WITH EARNINGS PROTECTION BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period   $19.938  $18.872       --      --       --      --       --       --      --
    Accumulation Unit Value at end of period         $21.540  $19.938       --      --       --      --       --       --      --
    Number of Accumulation Units outstanding at end
      of period (in thousands)                             1       --       --      --       --      --       --       --      --
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION
    BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35
    BPS)
    Accumulation Unit Value at beginning of period   $19.938  $18.415  $14.171 $13.296       --      --       --       --      --
    Accumulation Unit Value at end of period         $21.540  $19.938  $18.415 $14.171       --      --       --       --      --
    Number of Accumulation Units outstanding at end
      of period (in thousands)                             1       --       --      --       --      --       --       --      --
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION
    BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50
    BPS)
    Accumulation Unit Value at beginning of period   $19.908  $18.870       --      --       --      --       --       --      --
    Accumulation Unit Value at end of period         $21.475  $19.908       --      --       --      --       --       --      --
    Number of Accumulation Units outstanding at end
      of period (in thousands)                            --       --       --      --       --      --       --       --      --

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               25

----------------------------------------------------------------------------

                                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                                           2005    2004     2003     2002    2001     2000     1999    1998     1997
-----------------------------------------------------------------------------------------------------------------------------------
PUTNAM NEW VALUE FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period   $18.494 $16.199  $12.364  $14.828 $14.513  $12.014  $12.151      --       --
    Accumulation Unit Value at end of period         $19.355 $18.494  $16.199  $12.364 $14.828  $14.513  $12.014      --       --
    Number of Accumulation Units outstanding at
      end of period (in thousands)                    12,737  14,071   14,950   16,840  17,623   12,045   12,278      --       --
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period   $18.337 $16.086  $12.296  $14.769 $14.477  $12.002  $13.957      --       --
    Accumulation Unit Value at end of period         $19.163 $18.337  $16.086  $12.296 $14.769  $14.477  $12.002      --       --
    Number of Accumulation Units outstanding at
      end of period (in thousands)                       143     127      123      135     156       58       20      --       --
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period   $18.349 $16.105  $12.317  $14.800 $14.615       --       --      --       --
    Accumulation Unit Value at end of period         $19.166 $18.349  $16.105  $12.317 $14.800       --       --      --       --
    Number of Accumulation Units outstanding at
      end of period (in thousands)                        30      22       21       23      12       --       --      --       --
  WITH THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period   $18.194 $15.992  $12.249  $11.280      --       --       --      --       --
    Accumulation Unit Value at end of period         $18.975 $18.194  $15.992  $12.249      --       --       --      --       --
    Number of Accumulation Units outstanding at
      end of period (in thousands)                        26      31       28       19      --       --       --      --       --
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL
    DEATH BENEFIT
    Accumulation Unit Value at beginning of period   $18.194 $15.992  $12.249  $14.741 $14.577       --       --      --       --
    Accumulation Unit Value at end of period         $18.975 $18.194  $15.992  $12.249 $14.741       --       --      --       --
    Number of Accumulation Units outstanding at
      end of period (in thousands)                        26      31       28       19      17       --       --      --       --
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period   $18.128 $16.189       --       --      --       --       --      --       --
    Accumulation Unit Value at end of period         $18.878 $18.128       --       --      --       --       --      --       --
    Number of Accumulation Units outstanding at
      end of period (in thousands)                        26      25       --       --      --       --       --      --       --
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period   $18.128 $15.958  $12.241  $11.280      --       --       --      --       --
    Accumulation Unit Value at end of period         $18.878 $18.128  $15.958  $12.241      --       --       --      --       --
    Number of Accumulation Units outstanding at
      end of period (in thousands)                        26      25     3.00       --      --       --       --      --       --
  WITH EARNINGS PROTECTION BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period   $18.106 $15.947  $12.239  $11.280      --       --       --      --       --
    Accumulation Unit Value at end of period         $18.846 $18.106  $15.947  $12.239      --       --       --      --       --
    Number of Accumulation Units outstanding at
      end of period (in thousands)                        --      --       --       --      --       --       --      --       --
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period   $11.358 $10.157       --       --      --       --       --      --       --
    Accumulation Unit Value at end of period         $11.810 $11.358       --       --      --       --       --      --       --
    Number of Accumulation Units outstanding at
      end of period (in thousands)                         1      --       --       --      --       --       --      --       --
  WITH EARNINGS PROTECTION BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period   $18.041 $16.141       --       --      --       --       --      --       --
    Accumulation Unit Value at end of period         $18.750 $18.041       --       --      --       --       --      --       --
    Number of Accumulation Units outstanding at
      end of period (in thousands)                        --      --       --       --      --       --       --      --       --
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION
    BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35
    BPS)
    Accumulation Unit Value at beginning of period   $18.041 $15.913  $12.231  $11.280      --       --       --      --       --
    Accumulation Unit Value at end of period         $18.750 $18.041  $15.913  $12.231      --       --       --      --       --
    Number of Accumulation Units outstanding at
      end of period (in thousands)                        --      --       --       --      --       --       --      --       --
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION
    BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50
    BPS)
    Accumulation Unit Value at beginning of period   $18.013 $16.139       --       --      --       --       --      --       --
    Accumulation Unit Value at end of period         $18.693 $18.013       --       --      --       --       --      --       --
    Number of Accumulation Units outstanding at
      end of period (in thousands)                        --      --       --       --      --       --       --      --       --

26                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

----------------------------------------------------------------------------

                                                                                  AS OF DECEMBER 31,
SUB-ACCOUNT                                           2005     2004     2003    2002     2001    2000     1999     1998    1997
-----------------------------------------------------------------------------------------------------------------------------------
PUTNAM OTC & EMERGING GROWTH FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period    $5.576   $5.188   $3.870  $5.777  $10.765 $22.292   $9.980       --      --
    Accumulation Unit Value at end of period          $5.944   $5.576   $5.188  $3.870   $5.777 $10.765  $22.292       --      --
    Number of Accumulation Units outstanding at end
      of period (in thousands)                         3,512    4,720    6,211   6,659    8,763   9,835    5,012       --      --
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period    $5.529   $5.152   $3.849  $5.754  $10.738 $22.270  $11.045       --      --
    Accumulation Unit Value at end of period          $5.884   $5.529   $5.152  $3.849   $5.754 $10.738  $22.270       --      --
    Number of Accumulation Units outstanding at end
      of period (in thousands)                           154      239      211     234      245     205       45       --      --
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period    $5.533   $5.158   $3.856  $5.767  $11.919      --       --       --      --
    Accumulation Unit Value at end of period          $5.885   $5.533   $5.158  $3.856   $5.767      --       --       --      --
    Number of Accumulation Units outstanding at end
      of period (in thousands)                            11        7        9      10       14      --       --       --      --
  WITH THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period    $5.486   $5.122   $3.834  $3.588       --      --       --       --      --
    Accumulation Unit Value at end of period          $5.827   $5.486   $5.122  $3.834       --      --       --       --      --
    Number of Accumulation Units outstanding at end
      of period (in thousands)                             9       10       14       8       --      --       --       --      --
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL
    DEATH BENEFIT
    Accumulation Unit Value at beginning of period    $5.486   $5.122   $3.834  $5.744  $11.888      --       --       --      --
    Accumulation Unit Value at end of period          $5.827   $5.486   $5.122  $3.834   $5.744      --       --       --      --
    Number of Accumulation Units outstanding at end
      of period (in thousands)                             9       10       14       8        5      --       --       --      --
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period    $5.466   $5.223       --      --       --      --       --       --      --
    Accumulation Unit Value at end of period          $5.797   $5.466       --      --       --      --       --       --      --
    Number of Accumulation Units outstanding at end
      of period (in thousands)                             1       --       --      --       --      --       --       --      --
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period    $5.466   $5.111   $3.832  $3.588       --      --       --       --      --
    Accumulation Unit Value at end of period          $5.797   $5.466   $5.111  $3.832       --      --       --       --      --
    Number of Accumulation Units outstanding at end
      of period (in thousands)                             1       --     1.00      --       --      --       --       --      --
  WITH EARNINGS PROTECTION BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period    $5.459   $5.108   $3.831  $3.588       --      --       --       --      --
    Accumulation Unit Value at end of period          $5.787   $5.459   $5.108  $3.831       --      --       --       --      --
    Number of Accumulation Units outstanding at end
      of period (in thousands)                            --       --       --      --       --      --       --       --      --
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period   $10.601  $10.143       --      --       --      --       --       --      --
    Accumulation Unit Value at end of period         $11.226  $10.601       --      --       --      --       --       --      --
    Number of Accumulation Units outstanding at end
      of period (in thousands)                            --       --       --      --       --      --       --       --      --
  WITH EARNINGS PROTECTION BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period    $5.440   $5.207       --      --       --      --       --       --      --
    Accumulation Unit Value at end of period          $5.757   $5.440       --      --       --      --       --       --      --
    Number of Accumulation Units outstanding at end
      of period (in thousands)                            --       --       --      --       --      --       --       --      --
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION
    BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35
    BPS)
    Accumulation Unit Value at beginning of period    $5.440   $5.097   $3.829  $3.588       --      --       --       --      --
    Accumulation Unit Value at end of period          $5.757   $5.440   $5.097  $3.829       --      --       --       --      --
    Number of Accumulation Units outstanding at end
      of period (in thousands)                            --       --       --      --       --      --       --       --      --
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION
    BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50
    BPS)
    Accumulation Unit Value at beginning of period    $5.432   $5.206       --      --       --      --       --       --      --
    Accumulation Unit Value at end of period          $5.740   $5.432       --      --       --      --       --       --      --
    Number of Accumulation Units outstanding at end
      of period (in thousands)                            --       --       --      --       --      --       --       --      --

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               27

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
                                                                                  AS OF DECEMBER 31,
SUB-ACCOUNT                                           2005     2004     2003    2002     2001    2000     1999     1998    1997
-----------------------------------------------------------------------------------------------------------------------------------
PUTNAM RESEARCH FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period   $12.366  $11.634   $9.386 $12.213  $15.218 $15.712  $12.497       --      --
    Accumulation Unit Value at end of period         $12.835  $12.366  $11.634  $9.386  $12.213 $15.218  $15.712       --      --
    Number of Accumulation Units outstanding at end
      of period (in thousands)                         3,682    5,113    6,474   7,998    9,462   8,335    4,978       --      --
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period   $12.261  $11.553   $9.335 $12.164  $15.180 $15.696  $13.682       --      --
    Accumulation Unit Value at end of period         $12.707  $12.261  $11.553  $9.335  $12.164 $15.180  $15.696       --      --
    Number of Accumulation Units outstanding at end
      of period (in thousands)                            96      107      115     135      178     128       65       --      --
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period   $12.269  $11.566   $9.350 $12.190  $15.828      --       --       --      --
    Accumulation Unit Value at end of period         $12.709  $12.269  $11.566  $9.350  $12.190      --       --       --      --
    Number of Accumulation Units outstanding at end
      of period (in thousands)                            17       21       28      31       22      --       --       --      --
  WITH THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period   $12.165  $11.485   $9.299  $8.474       --      --       --       --      --
    Accumulation Unit Value at end of period         $12.583  $12.165  $11.485  $9.299       --      --       --       --      --
    Number of Accumulation Units outstanding at end
      of period (in thousands)                            19       23       24      19       --      --       --       --      --
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL
    DEATH BENEFIT
    Accumulation Unit Value at beginning of period   $12.165  $11.485   $9.299 $12.142  $15.786      --       --       --      --
    Accumulation Unit Value at end of period         $12.583  $12.165  $11.485  $9.299  $12.142      --       --       --      --
    Number of Accumulation Units outstanding at end
      of period (in thousands)                            19       23       24      19       17      --       --       --      --
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period   $12.121  $11.561       --      --       --      --       --       --      --
    Accumulation Unit Value at end of period         $12.518  $12.121       --      --       --      --       --       --      --
    Number of Accumulation Units outstanding at end
      of period (in thousands)                             3        4       --      --       --      --       --       --      --
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period   $12.121  $11.461   $9.293  $8.474       --      --       --       --      --
    Accumulation Unit Value at end of period         $12.518  $12.121  $11.461  $9.293       --      --       --       --      --
    Number of Accumulation Units outstanding at end
      of period (in thousands)                             3        4     5.00    2.00       --      --       --       --      --
  WITH EARNINGS PROTECTION BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period   $12.107  $11.453   $9.291  $8.474       --      --       --       --      --
    Accumulation Unit Value at end of period         $12.497  $12.107  $11.453  $9.291       --      --       --       --      --
    Number of Accumulation Units outstanding at end
      of period (in thousands)                            --       --       --      --       --      --       --       --      --
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period   $10.570  $10.095       --      --       --      --       --       --      --
    Accumulation Unit Value at end of period         $10.900  $10.570       --      --       --      --       --       --      --
    Number of Accumulation Units outstanding at end
      of period (in thousands)                            --       --       --      --       --      --       --       --      --
  WITH EARNINGS PROTECTION BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period   $12.063  $11.527       --      --       --      --       --       --      --
    Accumulation Unit Value at end of period         $12.433  $12.063       --      --       --      --       --       --      --
    Number of Accumulation Units outstanding at end
      of period (in thousands)                            --       --       --      --       --      --       --       --      --
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION
    BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35
    BPS)
    Accumulation Unit Value at beginning of period   $12.063  $11.428   $9.285  $8.473       --      --       --       --      --
    Accumulation Unit Value at end of period         $12.433  $12.063  $11.428  $9.285       --      --       --       --      --
    Number of Accumulation Units outstanding at end
      of period (in thousands)                            --       --       --      --       --      --       --       --      --
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION
    BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50
    BPS)
    Accumulation Unit Value at beginning of period   $12.045  $11.525       --      --       --      --       --       --      --
    Accumulation Unit Value at end of period         $12.396  $12.045       --      --       --      --       --       --      --
    Number of Accumulation Units outstanding at end
      of period (in thousands)                            --       --       --      --       --      --       --       --      --

28                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

----------------------------------------------------------------------------

                                                                                  AS OF DECEMBER 31,
SUB-ACCOUNT                                           2005     2004     2003    2002     2001    2000     1999     1998    1997
-----------------------------------------------------------------------------------------------------------------------------------
PUTNAM SMALL CAP VALUE FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period   $21.948  $17.588  $11.886 $14.711  $12.598 $10.251  $10.000       --      --
    Accumulation Unit Value at end of period         $23.222  $21.948  $17.588 $11.886  $14.711 $12.598  $10.251       --      --
    Number of Accumulation Units outstanding at end
      of period (in thousands)                         6,397    8,120    8,747   9,857    8,798   2,707      676       --      --
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period   $21.762  $17.466  $11.821 $14.652  $12.566 $10.241  $10.000       --      --
    Accumulation Unit Value at end of period         $22.991  $21.762  $17.466 $11.821  $14.652 $12.566  $10.241       --      --
    Number of Accumulation Units outstanding at end
      of period (in thousands)                           107      138      126     128      112      65        6       --      --
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period   $21.776  $17.486  $11.840 $14.684  $13.085      --       --       --      --
    Accumulation Unit Value at end of period         $22.995  $21.776  $17.486 $11.840  $14.684      --       --       --      --
    Number of Accumulation Units outstanding at end
      of period (in thousands)                            37       36       30      31       11      --       --       --      --
  WITH THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period   $21.592  $17.364  $11.775 $11.791       --      --       --       --      --
    Accumulation Unit Value at end of period         $22.766  $21.592  $17.364 $11.775       --      --       --       --      --
    Number of Accumulation Units outstanding at end
      of period (in thousands)                            21       27       30      12       --      --       --       --      --
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL
    DEATH BENEFIT
    Accumulation Unit Value at beginning of period   $21.592  $17.364  $11.775 $14.625  $13.051      --       --       --      --
    Accumulation Unit Value at end of period         $22.766  $21.592  $17.364 $11.775  $14.625      --       --       --      --
    Number of Accumulation Units outstanding at end
      of period (in thousands)                            21       27       30      12        6      --       --       --      --
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period   $21.514  $18.031       --      --       --      --       --       --      --
    Accumulation Unit Value at end of period         $22.650  $21.514       --      --       --      --       --       --      --
    Number of Accumulation Units outstanding at end
      of period (in thousands)                            23       22       --      --       --      --       --       --      --
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period   $21.514  $17.327  $11.768 $11.791       --      --       --       --      --
    Accumulation Unit Value at end of period         $22.650  $21.514  $17.327 $11.768       --      --       --       --      --
    Number of Accumulation Units outstanding at end
      of period (in thousands)                            23       22       --      --       --      --       --       --      --
  WITH EARNINGS PROTECTION BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period   $21.488  $17.315  $11.765 $11.791       --      --       --       --      --
    Accumulation Unit Value at end of period         $22.611  $21.488  $17.315 $11.765       --      --       --       --      --
    Number of Accumulation Units outstanding at end
      of period (in thousands)                            --       --       --      --       --      --       --       --      --
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period   $12.190  $10.230       --      --       --      --       --       --      --
    Accumulation Unit Value at end of period         $12.814  $12.190       --      --       --      --       --       --      --
    Number of Accumulation Units outstanding at end
      of period (in thousands)                             1       --       --      --       --      --       --       --      --
  WITH EARNINGS PROTECTION BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period   $21.410  $17.977       --      --       --      --       --       --      --
    Accumulation Unit Value at end of period         $22.495  $21.410       --      --       --      --       --       --      --
    Number of Accumulation Units outstanding at end
      of period (in thousands)                            --       --       --      --       --      --       --       --      --
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION
    BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35
    BPS)
    Accumulation Unit Value at beginning of period   $21.410  $17.278  $11.758 $11.791       --      --       --       --      --
    Accumulation Unit Value at end of period         $22.495  $21.410  $17.278 $11.758       --      --       --       --      --
    Number of Accumulation Units outstanding at end
      of period (in thousands)                            --       --       --      --       --      --       --       --      --
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION
    BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50
    BPS)
    Accumulation Unit Value at beginning of period   $21.378  $17.975       --      --       --      --       --       --      --
    Accumulation Unit Value at end of period         $22.428  $21.378       --      --       --      --       --       --      --
    Number of Accumulation Units outstanding at end
      of period (in thousands)                            --       --       --      --       --      --       --       --      --

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               29

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
                                                                                  AS OF DECEMBER 31,
SUB-ACCOUNT                                           2005     2004     2003    2002     2001    2000     1999     1998    1997
-----------------------------------------------------------------------------------------------------------------------------------
PUTNAM UTILITIES GROWTH AND INCOME FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period   $22.162  $18.441  $14.960 $19.919  $25.946 $22.360  $22.826       --      --
    Accumulation Unit Value at end of period         $23.808  $22.162  $18.441 $14.960  $19.919 $25.946  $22.360       --      --
    Number of Accumulation Units outstanding at end
      of period (in thousands)                         6,239    7,562    9,178  11,416   15,072  16,906   19,114       --      --
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period   $21.974  $18.313  $14.878 $19.839  $25.882 $22.338  $22.609       --      --
    Accumulation Unit Value at end of period         $23.572  $21.974  $18.313 $14.878  $19.839 $25.882  $22.338       --      --
    Number of Accumulation Units outstanding at end
      of period (in thousands)                            63       66       76      82       90      69       18       --      --
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period   $21.989  $18.334  $14.903 $19.882  $24.960      --       --       --      --
    Accumulation Unit Value at end of period         $23.575  $21.989  $18.334 $14.903  $19.882      --       --       --      --
    Number of Accumulation Units outstanding at end
      of period (in thousands)                             8        8       13      11        9      --       --       --      --
  WITH THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period   $21.803  $18.206  $14.821 $13.975       --      --       --       --      --
    Accumulation Unit Value at end of period         $23.341  $21.803  $18.206 $14.821       --      --       --       --      --
    Number of Accumulation Units outstanding at end
      of period (in thousands)                             3        5        6       7       --      --       --       --      --
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL
    DEATH BENEFIT
    Accumulation Unit Value at beginning of period   $21.803  $18.206  $14.821 $19.803  $24.895      --       --       --      --
    Accumulation Unit Value at end of period         $23.341  $21.803  $18.206 $14.821  $19.803      --       --       --      --
    Number of Accumulation Units outstanding at end
      of period (in thousands)                             3        5        6       7        6      --       --       --      --
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period   $21.724  $18.472       --      --       --      --       --       --      --
    Accumulation Unit Value at end of period         $23.222  $21.724       --      --       --      --       --       --      --
    Number of Accumulation Units outstanding at end
      of period (in thousands)                             4        2       --      --       --      --       --       --      --
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period   $21.724  $18.167  $14.812 $13.975       --      --       --       --      --
    Accumulation Unit Value at end of period         $23.222  $21.724  $18.167 $14.812       --      --       --       --      --
    Number of Accumulation Units outstanding at end
      of period (in thousands)                             4        2     1.00    1.00       --      --       --       --      --
  WITH EARNINGS PROTECTION BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period   $21.698  $18.154  $14.809 $13.975       --      --       --       --      --
    Accumulation Unit Value at end of period         $23.182  $21.698  $18.154 $14.809       --      --       --       --      --
    Number of Accumulation Units outstanding at end
      of period (in thousands)                            --       --       --      --       --      --       --       --      --
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period   $11.939  $10.166       --      --       --      --       --       --      --
    Accumulation Unit Value at end of period         $12.743  $11.939       --      --       --      --       --       --      --
    Number of Accumulation Units outstanding at end
      of period (in thousands)                            --       --       --      --       --      --       --       --      --
  WITH EARNINGS PROTECTION BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period   $21.619  $18.417       --      --       --      --       --       --      --
    Accumulation Unit Value at end of period         $23.063  $21.619       --      --       --      --       --       --      --
    Number of Accumulation Units outstanding at end
      of period (in thousands)                            --       --       --      --       --      --       --       --      --
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION
    BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35
    BPS)
    Accumulation Unit Value at beginning of period   $21.619  $18.116  $14.800 $13.975       --      --       --       --      --
    Accumulation Unit Value at end of period         $23.063  $21.619  $18.116 $14.800       --      --       --       --      --
    Number of Accumulation Units outstanding at end
      of period (in thousands)                            --       --       --      --       --      --       --       --      --
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION
    BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50
    BPS)
    Accumulation Unit Value at beginning of period   $21.587  $18.414       --      --       --      --       --       --      --
    Accumulation Unit Value at end of period         $22.994  $21.587       --      --       --      --       --       --      --
    Number of Accumulation Units outstanding at end
      of period (in thousands)                            --       --       --      --       --      --       --       --      --

30                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

----------------------------------------------------------------------------

                                                                                  AS OF DECEMBER 31,
SUB-ACCOUNT                                           2005     2004     2003    2002     2001    2000     1999     1998    1997
-----------------------------------------------------------------------------------------------------------------------------------
PUTNAM VISTA FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period   $14.215  $12.124   $9.215 $13.422  $20.439 $21.587  $14.316       --      --
    Accumulation Unit Value at end of period         $15.767  $14.215  $12.124  $9.215  $13.422 $20.439  $21.587       --      --
    Number of Accumulation Units outstanding at end
      of period (in thousands)                         7,353    9,369   11,313  13,188   17,371  20,369   14,524       --      --
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period   $14.095  $12.039   $9.164 $13.369  $20.388 $21.566  $15.604       --      --
    Accumulation Unit Value at end of period         $15.610  $14.095  $12.039  $9.164  $13.369 $20.388  $21.566       --      --
    Number of Accumulation Units outstanding at end
      of period (in thousands)                           135      114      133     144      181     175       36       --      --
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period   $14.104  $12.053   $9.179 $13.398  $21.206      --       --       --      --
    Accumulation Unit Value at end of period         $15.612  $14.104  $12.053  $9.179  $13.398      --       --       --      --
    Number of Accumulation Units outstanding at end
      of period (in thousands)                            42       45       49      51       43      --       --       --      --
  WITH THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period   $13.984  $11.969   $9.129  $8.765       --      --       --       --      --
    Accumulation Unit Value at end of period         $15.457  $13.984  $11.969  $9.129       --      --       --       --      --
    Number of Accumulation Units outstanding at end
      of period (in thousands)                            16       18       15       8       --      --       --       --      --
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL
    DEATH BENEFIT
    Accumulation Unit Value at beginning of period   $13.984  $11.969   $9.129 $13.344  $21.151      --       --       --      --
    Accumulation Unit Value at end of period         $15.457  $13.984  $11.969  $9.129  $13.344      --       --       --      --
    Number of Accumulation Units outstanding at end
      of period (in thousands)                            16       18       15       8        7      --       --       --      --
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period   $13.934  $12.319       --      --       --      --       --       --      --
    Accumulation Unit Value at end of period         $15.378  $13.934       --      --       --      --       --       --      --
    Number of Accumulation Units outstanding at end
      of period (in thousands)                             3        1       --      --       --      --       --       --      --
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period   $13.934  $11.943   $9.123  $8.765       --      --       --       --      --
    Accumulation Unit Value at end of period         $15.378  $13.934  $11.943  $9.123       --      --       --       --      --
    Number of Accumulation Units outstanding at end
      of period (in thousands)                             3        1     2.00      --       --      --       --       --      --
  WITH EARNINGS PROTECTION BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period   $13.917  $11.935   $9.121  $8.765       --      --       --       --      --
    Accumulation Unit Value at end of period         $15.352  $13.917  $11.935  $9.121       --      --       --       --      --
    Number of Accumulation Units outstanding at end
      of period (in thousands)                            --       --       --      --       --      --       --       --      --
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period   $11.627  $10.293       --      --       --      --       --       --      --
    Accumulation Unit Value at end of period         $12.812  $11.627       --      --       --      --       --       --      --
    Number of Accumulation Units outstanding at end
      of period (in thousands)                             1       --       --      --       --      --       --       --      --
  WITH EARNINGS PROTECTION BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period   $13.867  $12.282       --      --       --      --       --       --      --
    Accumulation Unit Value at end of period         $15.273  $13.867       --      --       --      --       --       --      --
    Number of Accumulation Units outstanding at end
      of period (in thousands)                            --       --       --      --       --      --       --       --      --
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION
    BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35
    BPS)
    Accumulation Unit Value at beginning of period   $13.867  $11.909   $9.116  $8.765       --      --       --       --      --
    Accumulation Unit Value at end of period         $15.273  $13.867  $11.909  $9.116       --      --       --       --      --
    Number of Accumulation Units outstanding at end
      of period (in thousands)                            --       --       --      --       --      --       --       --      --
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION
    BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50
    BPS)
    Accumulation Unit Value at beginning of period   $13.846  $12.281       --      --       --      --       --       --      --
    Accumulation Unit Value at end of period         $15.227  $13.846       --      --       --      --       --       --      --
    Number of Accumulation Units outstanding at end
      of period (in thousands)                            --       --       --      --       --      --       --       --      --

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               31

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
                                                                                  AS OF DECEMBER 31,
SUB-ACCOUNT                                           2005     2004     2003    2002     2001    2000     1999     1998    1997
-----------------------------------------------------------------------------------------------------------------------------------
PUTNAM VOYAGER FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period   $50.896  $48.999  $39.701 $54.656  $71.280 $86.479  $55.426       --      --
    Accumulation Unit Value at end of period         $53.169  $50.896  $48.999 $39.701  $54.656 $71.280  $86.479       --      --
    Number of Accumulation Units outstanding at end
      of period (in thousands)                        16,443   22,445   28,507  34,829   44,335  51,763   52,779       --      --
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period   $50.466  $48.657  $39.483 $54.437  $71.102 $86.393  $60.816       --      --
    Accumulation Unit Value at end of period         $52.640  $50.466  $48.657 $39.483  $54.437 $71.102  $86.393       --      --
    Number of Accumulation Units outstanding at end
      of period (in thousands)                           149      177      207     235      287     257       72       --      --
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period   $50.499  $48.713  $39.548 $54.555  $72.251      --       --       --      --
    Accumulation Unit Value at end of period         $52.648  $50.499  $48.713 $39.548  $54.555      --       --       --      --
    Number of Accumulation Units outstanding at end
      of period (in thousands)                            14       20       23      27       24      --       --       --      --
  WITH THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period   $50.071  $48.374  $39.331 $38.140       --      --       --       --      --
    Accumulation Unit Value at end of period         $52.124  $50.071  $48.374 $39.331       --      --       --       --      --
    Number of Accumulation Units outstanding at end
      of period (in thousands)                            16       20       23      13       --      --       --       --      --
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL
    DEATH BENEFIT
    Accumulation Unit Value at beginning of period   $50.071  $48.374  $39.331 $54.337  $72.062      --       --       --      --
    Accumulation Unit Value at end of period         $52.124  $50.071  $48.374 $39.331  $54.337      --       --       --      --
    Number of Accumulation Units outstanding at end
      of period (in thousands)                            16       20       23      13       10      --       --       --      --
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period   $49.890  $49.267       --      --       --      --       --       --      --
    Accumulation Unit Value at end of period         $51.857  $49.890       --      --       --      --       --       --      --
    Number of Accumulation Units outstanding at end
      of period (in thousands)                             9        9       --      --       --      --       --       --      --
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period   $49.890  $48.271  $39.306 $38.139       --      --       --       --      --
    Accumulation Unit Value at end of period         $51.857  $49.890  $48.271 $39.306       --      --       --       --      --
    Number of Accumulation Units outstanding at end
      of period (in thousands)                             9        9     1.00      --       --      --       --       --      --
  WITH EARNINGS PROTECTION BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period   $49.829  $48.237  $39.298 $38.139       --      --       --       --      --
    Accumulation Unit Value at end of period         $51.769  $49.829  $48.237 $39.298       --      --       --       --      --
    Number of Accumulation Units outstanding at end
      of period (in thousands)                            --        2        2      --       --      --       --       --      --
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period   $10.327  $10.212       --      --       --      --       --       --      --
    Accumulation Unit Value at end of period         $10.718  $10.327       --      --       --      --       --       --      --
    Number of Accumulation Units outstanding at end
      of period (in thousands)                             2       --       --      --       --      --       --       --      --
  WITH EARNINGS PROTECTION BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period   $49.649  $49.119       --      --       --      --       --       --      --
    Accumulation Unit Value at end of period         $51.504  $49.649       --      --       --      --       --       --      --
    Number of Accumulation Units outstanding at end
      of period (in thousands)                            --       --       --      --       --      --       --       --      --
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION
    BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35
    BPS)
    Accumulation Unit Value at beginning of period   $49.649  $48.134  $39.273 $38.138       --      --       --       --      --
    Accumulation Unit Value at end of period         $51.504  $49.649  $48.134 $39.273       --      --       --       --      --
    Number of Accumulation Units outstanding at end
      of period (in thousands)                            --       --       --      --       --      --       --       --      --
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION
    BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50
    BPS)
    Accumulation Unit Value at beginning of period   $49.574  $49.113       --      --       --      --       --       --      --
    Accumulation Unit Value at end of period         $51.350  $49.574       --      --       --      --       --       --      --
    Number of Accumulation Units outstanding at end
      of period (in thousands)                            --       --       --      --       --      --       --       --      --

                                    PART A

PUTNAM HARTFORD CAPITAL MANAGER

SEPARATE ACCOUNT TEN
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
P.O. BOX 5085
HARTFORD, CONNECTICUT 06102-5085

TELEPHONE:    1-800-521-0538


                                                           [THE HARTFORD LOGO]

------------------------------------------------------------------------------
------------------------------------------------------------------------------

This prospectus describes information you should know before you purchase Series VII of Putnam Hartford Capital Manager variable annuity. Please read it carefully before you purchase your variable annuity.

Putnam Hartford Capital Manager variable annuity is a contract between you and Hartford Life and Annuity Insurance Company where you agree to make at least one Premium Payment to us and we agree to make a series of Annuity Payouts at a later date. This Contract is a flexible premium, tax-deferred, variable annuity offered to both individuals and groups. It is:

X   Flexible, because you may add Premium Payments at any time.

X Tax-deferred, which means you don't pay taxes until you take money out or until we start to make Annuity Payouts.

X Variable, because the value of your Contract will fluctuate with the performance of the underlying Funds.


At the time you purchase your Contract, you allocate your Premium Payment to "Sub-Accounts." These are subdivisions of our Separate Account, an account that keeps your Contract assets separate from our company assets. The Sub-Accounts then purchase shares of mutual funds set up exclusively for variable annuity or variable life insurance products. These are not the same mutual funds that you buy through your stockbroker or through a retail mutual fund. They may have similar investment strategies and the same portfolio managers as retail mutual funds. This Contract offers you Funds with investment strategies ranging from conservative to aggressive and you may pick those Funds that meet your investment goals and risk tolerance. The Funds are part of the following Portfolio companies: Putnam Variable Trust.


You may also allocate some or all of your Premium Payment to the Fixed Accumulation Feature, which pays an interest rate guaranteed for a certain time period from the time the Premium Payment is made. Premium Payments allocated to the Fixed Accumulation Feature are not segregated from our company assets like the assets of the Separate Account.

If you decide to buy this Contract, you should keep this prospectus for your records. You can also call us at 1-800-521-0538 to get a Statement of Additional Information, free of charge. The Statement of Additional Information contains more information about this Contract and, like this prospectus, is filed with the Securities and Exchange Commission ("SEC"). We have included the Table of Contents for the Statement of Additional Information at the end of this prospectus.

Although we file the prospectus and the Statement of Additional Information with the SEC, the SEC doesn't approve or disapprove these securities or determine if the information in this prospectus is truthful or complete. Anyone who represents that the SEC does these things may be guilty of a criminal offense. This prospectus and the Statement of Additional Information can also be obtained from the SEC's website (http://www.sec.gov).

This Contract IS NOT:

-   A bank deposit or obligation

-   Federally insured

-   Endorsed by any bank or governmental agency

This Contract and its features may not be available for sale in all states.
------------------------------------------------------------------------------


PROSPECTUS DATED: MAY 1, 2006



STATEMENT OF ADDITIONAL INFORMATION DATED: MAY 1, 2006

2                                HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

----------------------------------------------------------------------------

TABLE OF CONTENTS


                                                                                                                             PAGE
-----------------------------------------------------------------------------------------------------------------------------------
DEFINITIONS                                                                                                                     3
FEE TABLES                                                                                                                      5
HIGHLIGHTS                                                                                                                      7
GENERAL CONTRACT INFORMATION                                                                                                    9
     Hartford Life and Annuity Insurance Company                                                                                9
     The Separate Account                                                                                                       9
     The Funds                                                                                                                  9
PERFORMANCE RELATED INFORMATION                                                                                                13
FIXED ACCUMULATION FEATURE                                                                                                     13
THE CONTRACT                                                                                                                   15
     Purchases and Contract Value                                                                                              15
     Charges and Fees                                                                                                          19
     The Hartford's Principal First                                                                                            21
     Death Benefit                                                                                                             23
     Surrenders                                                                                                                27
ANNUITY PAYOUTS                                                                                                                28
OTHER PROGRAMS AVAILABLE                                                                                                       31
OTHER INFORMATION                                                                                                              31
     Legal Matters                                                                                                             33
     More Information                                                                                                          35
FEDERAL TAX CONSIDERATIONS                                                                                                     35
TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION                                                                       41
APPENDIX I -- INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS                                                             42
APPENDIX II -- OPTIONAL DEATH BENEFITS -- EXAMPLES                                                                             48
APPENDIX III -- THE HARTFORD'S PRINCIPAL FIRST -- EXAMPLES                                                                     51
APPENDIX IV -- ACCUMULATION UNIT VALUES                                                                                        52

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                3

----------------------------------------------------------------------------

DEFINITIONS

These terms are capitalized when used throughout this prospectus. Please refer to these defined terms if you have any questions as you read your prospectus.

ACCOUNT: Any of the Sub-Accounts or the Fixed Accumulation Feature.

ACCUMULATION UNITS: If you allocate your Premium Payment to any of the Sub-Accounts, we will convert those payments into Accumulation Units in the selected Sub-Accounts. Accumulation Units are valued at the end of each Valuation Day and are used to calculate the value of your Contract prior to Annuitization.

ACCUMULATION UNIT VALUE: The daily price of Accumulation Units on any Valuation Day.

ADMINISTRATIVE OFFICE OF THE COMPANY: Our location and overnight mailing address is: 200 Hopmeadow Street, Simsbury, Connecticut 06089. Our standard mailing address is: Investment Product Services, P.O. Box 5085, Hartford, Connecticut 06102-5085.


ANNIVERSARY VALUE: The value equal to the Contract Value as of a Contract Anniversary, adjusted for subsequent Premium Payments and withdrawals.


ANNUAL MAINTENANCE FEE: An annual $30 charge deducted on a Contract Anniversary or upon full Surrender if the Contract Value at either of those times is less than $50,000. The charge is deducted proportionately from each Account in which you are invested.

ANNUAL WITHDRAWAL AMOUNT: This is the amount you can Surrender per Contract Year without paying a Contingent Deferred Sales Charge. This amount is non-cumulative, meaning that it cannot be carried over from one year to the next.


ANNUITANT: The person on whose life the Contract is issued. The Annuitant may not be changed after your Contract is issued.


ANNUITY CALCULATION DATE: The date we calculate the first Annuity Payout.


ANNUITY COMMENCEMENT DATE: The later of the 10th Contract Anniversary or the date the Annuitant reaches age 90, unless you elect an earlier date or we, in our sole discretion, agree to postpone to another date following our receipt of an extension request.


ANNUITY PAYOUT: The money we pay out after the Annuity Commencement Date for the duration and frequency you select.

ANNUITY PAYOUT OPTION: Any of the options available for payout after the Annuity Commencement Date or death of the Contract Owner or Annuitant.

ANNUITY UNIT: The unit of measure we use to calculate the value of your Annuity Payouts under a variable dollar amount Annuity Payout Option.

ANNUITY UNIT VALUE: The daily price of Annuity Units on any Valuation Day.


BENEFICIARY: The person(s) entitled to receive benefits pursuant to the terms of the Contract, upon the death of any Contract Owner, joint Contract Owner or Annuitant.


BENEFIT AMOUNT: The basis used to determine the maximum payout guaranteed under The Hartford's Principal First. The initial Benefit Amount is your Premium Payments if you elected the benefit upon purchase or your Contract Value on the date we add the benefit to your Contract if you elect the benefit at a later date. The Benefit Amount is referred to as the Guaranteed Remaining Balance in your Contract.

BENEFIT PAYMENT: The maximum guaranteed payment that can be made each Contract Year under The Hartford's Principal First. The initial Benefit Payment is equal to 7% of your Premium Payments if you elect the benefit upon purchase or 7% of your Contract Value on the date we add the benefit to your Contract. The Benefit Payment can never exceed the Benefit Amount. The Benefit Payment is called Guaranteed Annual Withdrawal Benefit in your Contract.

CHARITABLE REMAINDER TRUST: An irrevocable trust, where an individual donor makes a gift to the trust, and in return receives an income tax deduction. In addition, the individual donor has the right to receive a percentage of the trust earnings for a specified period of time.

CODE: The Internal Revenue Code of 1986, as amended.

COMMUTED VALUE: The present value of any remaining guaranteed Annuity Payouts. This amount is calculated using the Assumed Investment Return for variable dollar amount Annuity Payouts and a rate of return determined by us for fixed dollar amount Annuity Payouts.

CONTINGENT ANNUITANT: The person you may designate to become the Annuitant if the original Annuitant dies before the Annuity Commencement Date. You must name a Contingent Annuitant before the original Annuitant's death.

CONTINGENT DEFERRED SALES CHARGE: The deferred sales charge that may apply when you make a full or partial Surrender.

CONTRACT: The individual Annuity Contract and any endorsements or riders. Group participants and some individuals may receive a certificate rather than a Contract.

CONTRACT ANNIVERSARY: The anniversary of the date we issued your Contract. If the Contract Anniversary falls on a Non-Valuation Day, then the Contract Anniversary will be the next Valuation Day.


CONTRACT OWNER, OWNER OR YOU: The owner or holder of the Contract described in this prospectus including any joint Owner(s). We do not capitalize "you" in the prospectus.

4                                HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

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CONTRACT VALUE: The total value of the Accounts on any Valuation Day.

CONTRACT YEAR: Any 12 month period between Contract Anniversaries, beginning with the date the Contract was issued.

DEATH BENEFIT: The amount payable if the Contract Owner, joint Contract Owner or the Annuitant dies before the Annuity Commencement Date.

DOLLAR COST AVERAGING: A program that allows you to systematically make transfers between Accounts available in your Contract.

FIXED ACCUMULATION FEATURE: Part of our General Account, where you may allocate all or a portion of your Contract Value. In your Contract, the Fixed Accumulation Feature is called the Fixed Account.

GENERAL ACCOUNT: The General Account includes our company assets, including any money you have invested in the Fixed Accumulation Feature. The assets in the General Account are available to the creditors of Hartford.

HARTFORD, WE OR OUR: Hartford Life and Annuity Insurance Company. Only Hartford is a capitalized term in the prospectus.

JOINT ANNUITANT: The person on whose life Annuity Payouts are based if the Annuitant dies after Annuitization. You may name a Joint Annuitant only if your Annuity Payout Option provides for a survivor. The Joint Annuitant may not be changed.


MAXIMUM ANNIVERSARY VALUE: This is the highest Anniversary Value, adjusted for subsequent Premium Payments and withdrawals, prior to the deceased's 81st birthday or the date of death, if earlier.


NET INVESTMENT FACTOR: This is used to measure the investment performance of a Sub-Account from one Valuation Day to the next, and is also used to calculate your Annuity Payout amount.

NON-VALUATION DAY: Any day the New York Stock Exchange is not open for trading.

PAYEE: The person or party you designate to receive Annuity Payouts.

PREMIUM PAYMENT: Money sent to us to be invested in your Contract.

PREMIUM TAX: A tax charged by a state or municipality on Premium Payments.

REQUIRED MINIMUM DISTRIBUTION: A federal requirement that individuals age 70 1/2 and older must take a distribution from their tax-qualified retirement account by December 31, each year. For employer sponsored qualified Contracts, the individual must begin taking distributions at the age of 70 1/2 or upon retirement, whichever comes later.

SUB-ACCOUNT VALUE: The value on or before the Annuity Calculation Date, which is determined on any day by multiplying the number of Accumulation Units by the Accumulation Unit Value for that Sub-Account.

SURRENDER: A complete or partial withdrawal from your Contract.

SURRENDER VALUE: The amount we pay you if you terminate your Contract before the Annuity Commencement Date. The Surrender Value is equal to the Contract Value minus any applicable charges.

THE HARTFORD'S PRINCIPAL FIRST: An option that can be added at an additional charge where, if elected upon purchase, you may take withdrawals that are guaranteed to equal your total Premium Payments as long as certain conditions are met. The guaranteed amount will be different if you elect this benefit after you purchase your Contract. This benefit is called the Guaranteed Income Benefit in your Contract.

VALUATION DAY: Every day the New York Stock Exchange is open for trading. Values of the Separate Account are determined as of the close of the New York Stock Exchange, generally 4:00 p.m. Eastern Time.

VALUATION PERIOD: The time span between the close of trading on the New York Stock Exchange from one Valuation Day to the next.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                5

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                                  FEE TABLES

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND SURRENDERING THE CONTRACT.

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU PURCHASE THE CONTRACT OR SURRENDER THE CONTRACT. CHARGES FOR STATE PREMIUM TAXES MAY ALSO BE DEDUCTED WHEN YOU PURCHASE THE CONTRACT, UPON SURRENDER OR WHEN WE START TO MAKE ANNUITY PAYOUTS.

CONTRACT OWNER TRANSACTION EXPENSES

Sales Charge Imposed on Purchases (as a percentage of Premium Payments)                                                    None
Contingent Deferred Sales Charge (as a percentage of Premium Payments) (1)
     First Year (2)                                                                                                           7%
     Second Year                                                                                                              6%
     Third Year                                                                                                               6%
     Fourth Year                                                                                                              5%
     Fifth Year                                                                                                               4%
     Sixth Year                                                                                                               3%
     Seventh Year                                                                                                             2%
     Eighth Year                                                                                                              0%


(1) Each Premium Payment has its own Contingent Deferred Sales Charge schedule. The Contingent Deferred Sales Charge is not assessed on partial Surrenders which do not exceed the Annual Withdrawal Amount. We waive the Contingent Deferred Sales Charge on certain types of Surrenders. See the Contingent Deferred Sales Charge in the Charges and Fees Section of this prospectus.

(2) Length of time from each Premium Payment.

CONTRACT OWNER PERIODIC EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY AND ON A DAILY BASIS DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING FEES AND EXPENSES OF THE UNDERLYING FUNDS.


ANNUAL MAINTENANCE FEE (3)                                                                                                  $30
SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage of average daily Sub-Account Value)
     Mortality and Expense Risk Charge                                                                                       1.25%
     Administrative Charge                                                                                                   0.15%
     Total Separate Account Annual Expenses                                                                                  1.40%
OPTIONAL CHARGES (as a percentage of average daily Sub-Account Value)
     The Hartford's Principal First Charge (4)                                                                               0.75%
     Optional Death Benefit Charge                                                                                           0.15%
     Earnings Protection Benefit Charge                                                                                      0.20%
     Total Separate Account Annual Expenses with all optional charges                                                        2.50%



(3) An annual $30 charge deducted on a Contract Anniversary or upon Surrender if the Contract Value at either of those times is less than $50,000. It is deducted proportionately from the Accounts in which you are invested at the time of the charge.


(4) While the maximum charge for The Hartford's Principal First is 0.75%, the current charge for this benefit is 0.50%. This charge may increase on or after the 5th anniversary of election. See "The Contract" section for additional information.


THIS TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL FUND OPERATING EXPENSES CHARGED BY THE UNDERLYING FUNDS THAT YOU MAY PAY ON A DAILY BASIS DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING EACH UNDERLYING FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.


                                                                                                            Minimum     Maximum
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES
(these are expenses that are deducted from Fund assets,
including management fees, Rule 12b-1 distribution
and/or service fees, and other expenses)                                                                      0.79%        1.50%

6                                HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

----------------------------------------------------------------------------

EXAMPLE


THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THE EXAMPLE REFLECTS A DEDUCTION FOR ANY CONTINGENT DEFERRED SALES CHARGE, ANNUAL MAINTENANCE FEE, MAXIMUM SEPARATE ACCOUNT ANNUAL EXPENSES INCLUDING ALL OPTIONAL CHARGES, AND THE HIGHEST TOTAL ANNUAL FUND OPERATING EXPENSES OF THE UNDERLYING FUNDS. THE EXAMPLE DOES NOT REFLECT THE DEDUCTION OF ANY APPLICABLE PREMIUM TAXES, INCOME TAXES OR TAX PENALTIES YOU MAY BE REQUIRED TO PAY IF YOU SURRENDER YOUR CONTRACT. IF YOU DO NOT SELECT ALL OF THE OPTIONAL BENEFITS, YOUR EXPENSES WOULD BE LOWER THAN THOSE SHOWN IN THE EXAMPLE.


THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. IN THE FOLLOWING EXAMPLE TABLE, HARTFORD ASSUMES A CONTRACT VALUE OF $40,000 TO ILLUSTRATE THE CHARGES THAT WOULD BE DEDUCTED. OUR AVERAGE CONTRACT VALUE IS $80,000, BUT WE USE A SMALLER CONTRACT VALUE SO THAT WE CAN SHOW YOU THE HIGHEST POSSIBLE DEDUCTIONS. THE EXAMPLE ASSUMES THE ANNUAL MAINTENANCE FEE WILL ALWAYS BE DEDUCTED IF THE CONTRACT IS SURRENDERED. IF YOUR CONTRACT VALUE IS $50,000 OR MORE, HARTFORD WAIVES THE ANNUAL MAINTENANCE FEE, SO THE EXAMPLE SHOWS CHARGES THAT ARE HIGHER THAN YOU WOULD HAVE TO PAY. WE CHANGE THE ANNUAL MAINTENANCE FEE FOR A $40,000 CONTRACT VALUE INTO A PERCENTAGE TO MORE EASILY CALCULATE THE CHARGES. THE PERCENTAGE WE USE IS 0.075%.

THE EXAMPLE ASSUMES THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THE EXAMPLE ALSO ASSUMES THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUMES THE HIGHEST TOTAL ANNUAL FUND OPERATING EXPENSES. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:

(1) If you Surrender your Contract at the end of the applicable time period:


1 year                                                                                $ 1,046
3 years                                                                               $ 1,812
5 years                                                                               $ 2,496
10 years                                                                              $ 4,335


(2) If you annuitize at the end of the applicable time period:


1 year                                                                                $   410
3 years                                                                               $ 1,256
5 years                                                                               $ 2,115
10 years                                                                              $ 4,327


(3) If you do not Surrender your Contract:


1 year                                                                                $   418
3 years                                                                               $ 1,263
5 years                                                                               $ 2,123
10 years                                                                              $ 4,335


CONDENSED FINANCIAL INFORMATION
------------------------------------------------------------------------------

When Premium Payments are credited to your Sub-Accounts, they are converted into Accumulation Units by dividing the amount of your Premium Payments, minus any Premium Taxes, by the Accumulation Unit Value for that day. For more information on how Accumulation Unit Values are calculated see "How is the value of my Contract calculated before the Annuity Commencement Date?". Please refer to Appendix IV for information regarding the minimum and maximum class of Accumulation Unit Values. All classes of Accumulation Unit Values may be obtained, free of charge, by calling us at 1-800-521-0538.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                7

----------------------------------------------------------------------------

HIGHLIGHTS

HOW DO I PURCHASE THIS CONTRACT?

You must complete our application or order request and submit it to us for approval with your first Premium Payment. Your first Premium Payment must be at least $1,000 and subsequent Premium Payments must be at least $500, unless you take advantage of our InvestEase(R) Program or are part of certain retirement plans.

> For a limited time, usually within ten days after you receive your Contract, you may cancel your Contract without paying a Contingent Deferred Sales Charge. You may bear the investment risk for your Premium Payment prior to our receipt of your request for cancellation.

WHAT TYPE OF SALES CHARGE WILL I PAY?

You don't pay a sales charge when you purchase your Contract. We may charge you a Contingent Deferred Sales Charge when you partially or fully Surrender your Contract. The Contingent Deferred Sales Charge will depend on the amount you choose to Surrender and the length of time the Premium Payment you made has been in your Contract.

The percentage used to calculate the Contingent Deferred Sales Charge is equal to:

NUMBER OF YEARS FROM     CONTINGENT DEFERRED
  PREMIUM PAYMENT           SALES CHARGE
---------------------------------------------
         1                        7%
         2                        6%
         3                        6%
         4                        5%
         5                        4%
         6                        3%
         7                        2%
     8 or more                    0%

You won't be charged a Contingent Deferred Sales Charge on:

X   The Annual Withdrawal Amount

X Premium Payments or earnings that have been in your Contract for more than seven years

X   Distributions made due to death

X Distributions under a program for substantially equal periodic payments made for your life expectancy

X   Most payments we make to you as part of your Annuity Payout

IS THERE AN ANNUAL MAINTENANCE FEE?

We deduct this $30 fee each year on your Contract Anniversary or when you fully Surrender your Contract, if, on either of those dates, the value of your Contract is less than $50,000.

WHAT CHARGES WILL I PAY ON AN ANNUAL BASIS?

In addition to the Annual Maintenance Fee, you pay the following charges each year:

- MORTALITY AND EXPENSE RISK CHARGE -- This charge is deducted daily and is equal to an annual charge of 1.25% of your Contract Value invested in the Sub-Accounts.

- ADMINISTRATIVE CHARGE -- This charge is for administration. It is deducted daily and is equal to an annual charge of 0.15% of your Contract Value invested in the Sub-Accounts."


- ANNUAL FUND OPERATING EXPENSES -- These are charges for the underlying Funds. See the Funds' prospectuses for more complete information.



- THE HARTFORD'S PRINCIPAL FIRST CHARGE -- The Hartford's Principal First is an option that can be elected at an additional charge. If you elect The Hartford's Principal First, we will deduct an additional charge on a daily basis that is based on your Contract Value invested in the Sub-Accounts. Once you elect this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts.


- OPTIONAL DEATH BENEFIT CHARGE -- If you elect the Optional Death Benefit, we will deduct an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.15% of your Contract Value invested in the Sub-Accounts.

- EARNINGS PROTECTION BENEFIT CHARGE -- If you elect the Earnings Protection Benefit, we will deduct an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.20% of your Contract Value invested in the Sub-Accounts.


Charges and fees may have a significant impact on Contract Values and the investment performance of Sub-Accounts. This impact may be more significant with Contracts with lower Contract Values.


CAN I TAKE OUT ANY OF MY MONEY?

You may Surrender all or part of the amounts you have invested at any time before we start making Annuity Payouts. Once Annuity Payouts begin, you may take full or partial Surrenders under the Payments for a Period Certain, Life Annuity with Payments for a Period Certain or the Joint and Last Survivor Life Annuity with Payments for a Period Certain Annuity Options, but only if you selected the variable dollar amount Annuity Payouts.

> You may have to pay income tax on the money you take out and, if you Surrender before you are age 59 1/2, you may have to pay a federal income tax penalty.

> You may have to pay a Contingent Deferred Sales Charge on the money you Surrender.

8                                HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

----------------------------------------------------------------------------

WILL HARTFORD PAY A DEATH BENEFIT?

There is a Death Benefit if the Contract Owner, joint Contract Owner or the Annuitant die before we begin to make Annuity Payouts. The Death Benefit will be calculated as of the date we receive a certified death certificate or other legal document acceptable to us. The Death Benefit amount will remain invested in the Sub-Accounts and Fixed Accumulation Feature according to your last instructions and will fluctuate with the performance of the underlying Funds.

If death occurs before the Annuity Commencement Date, the Death Benefit is the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders, or

- The Contract Value of your Contract, or

- Your Maximum Anniversary Value, which is described below.

The Maximum Anniversary Value is based on a series of calculations on Contract Anniversaries of Contract Values, Premium Payments and partial Surrenders. We will calculate an Anniversary Value for each Contract Anniversary prior to the deceased's 81st birthday or date of death, whichever is earlier.

If you purchase your Contract on or after May 1, 2002, the Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:

- Your Anniversary Value is increased by the dollar amount of any Premium Payments made since the Contract Anniversary; and

- Your Anniversary Value is reduced proportionally for any partial Surrenders. We calculate the proportion based on the amount of any partial Surrenders since the Contract Anniversary divided by your Contract Value at the time of Surrender.

If you purchase your Contract before May 1, 2002, the Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:

- Your Anniversary Value is increased by the dollar amount of any Premium Payments made since the Contract Anniversary; and

- Your Anniversary Value is reduced by the dollar amount of any partial Surrenders since the Contract Anniversary.

The Maximum Anniversary Value is equal to the greatest Anniversary Value attained from this series of calculations.

OPTIONAL DEATH BENEFIT -- If you elect the Optional Death Benefit at an additional charge, the Death Benefit will be the greatest of:

> The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders;

>   The Contract Value of your Contract;

>   Your Maximum Anniversary Value; or

> Your Interest Accumulation Value from the date your Optional Death Benefit is added to your Contract.

The Optional Death Benefit may not be available if the Contract Owner or Annuitant is age 76 or older. For Contracts issued in Washington, the Optional Death Benefit is not available. Once you elect the Optional Death Benefit, you cannot cancel it.

EARNINGS PROTECTION BENEFIT -- You may also elect the Earnings Protection Benefit at an additional charge. The Earnings Protection Benefit may not currently be available in your state and is not available in Washington. The Earnings Protection Benefit will not be available if you or your Annuitant is age 76 or older on the date the Earnings Protection Benefit is added to your Contract. Once you elect the Earnings Protection Benefit, you cannot cancel it.

If you and your Annuitant are age 69 or under on the date the Earnings Protection Benefit is added to your Contract, the death benefit calculation is the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders, or

- The Maximum Anniversary Value, or

- Your Contract Value on the date we receive a death certificate or other legal document acceptable to us plus 40% of the Contract gain since the date the Earnings Protection Benefit was added to your Contract.

If you or your Annuitant are age 70 through 75 on the date the Earnings Protection Benefit is added to your Contract, the percentage of Contract gain added to your Contract Value is reduced to 25%.

Your Contract gain is limited to or "capped" at a maximum of 200% of Contract Value on the date the Earnings Protection Benefit was added to your Contract plus Premium Payments not previously withdrawn made after the Earnings Protection Benefit was added to your Contract, excluding any Premium Payments made in the 12 months before the date of death. We subtract any adjustments for partial Surrenders.

WHAT ANNUITY PAYOUT OPTIONS ARE AVAILABLE?

When it comes time for us to make payouts, you may choose one of the following Annuity Payout Options: Life Annuity, Life Annuity with Cash Refund, Life Annuity with Payments for a Period Certain, Joint and Last Survivor Life Annuity, Joint and Last Survivor Life Annuity with Payments for a Period Certain and Payments for a Period Certain. We may make other Annuity Payout Options available at any time.

You must begin to take payments before the Annuitant's 90th birthday or the end of the 10th Contract Year, whichever comes later, unless you elect a later date to begin receiving payments subject to the laws and regulations then in effect and our approval. If you do not tell us what Annuity Payout Option you want before that time, we will make Automatic Annuity Payouts under the Life Annuity with Payments for a Period Certain Payout Option with a ten-year period certain payment option.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                9

----------------------------------------------------------------------------

Depending on the investment allocation of your Contract in effect on the Annuity Commencement Date, we will make Automatic Annuity Payouts that are:

- Fixed dollar amount Automatic Annuity Payouts,

- Variable dollar amount Automatic Annuity Payouts, or

- A combination of fixed dollar amount and variable dollar amount Automatic Annuity Payouts.

GENERAL CONTRACT INFORMATION

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

Hartford Life and Annuity Insurance Company is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States, the District of Columbia and Puerto Rico, except New York. On January 1, 1998, Hartford's name changed from ITT Hartford Life and Annuity Insurance Company to Hartford Life and Annuity Insurance Company. We were originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104-2999. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.


THE SEPARATE ACCOUNT


The Separate Account is where we set aside and invest the assets of some of our annuity contracts, including this Contract. The Separate Account was established on March 1, 1993 and is registered as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision by the SEC of the management or the investment practices of the Separate Account or Hartford. The Separate Account meets the definition of "Separate Account" under federal securities law. This Separate Account holds only assets for variable annuity contracts. The Separate Account:

- Holds assets for your benefit and the benefit of other Contract Owners, and the persons entitled to the payouts described in the Contract.

- Is not subject to the liabilities arising out of any other business Hartford may conduct. However, all obligations under the Contract are general corporate obligations of Hartford.

- Is not affected by the rate of return of Hartford's General Account or by the investment performance of any of Hartford's other Separate Accounts.

- May be subject to liabilities from a Sub-Account of the Separate Account that holds assets of other variable annuity contracts offered by the Separate Account, which are not described in this prospectus.

- Is credited with income and gains, and takes losses, whether or not realized, from the assets it holds without regard to other income, gains or losses of Hartford.

We do not guarantee the investment results of the Separate Account. There is no assurance that the value of your Contract will equal the total of the payments you make to us.


In a low interest rate environment, yields for Money Market Sub-Accounts, after deduction of the Mortality and Expense Risk Charge, Administrative Expense Charge and Charges for Optional Benefits (if applicable), may be negative even though the underlying Fund's yield, before deducting for such charges, is positive. If you allocate a portion of your Contract Value to a Money Market Sub-Account or participate in an Asset Allocation Program where Contract Value is allocated to a Money Market Sub-Account under the applicable asset allocation model, that portion of your Contract Value may decrease in value.



THE FUNDS



FUNDS                                                         ADVISOR                                OBJECTIVE SUMMARY
-----------------------------------------------------------------------------------------------------------------------------------
PUTNAM AMERICAN GOVERNMENT INCOME FUND       Putnam Investment Management, LLC           High current income with preservation of
   SUB-ACCOUNT which purchases Class IB                                                  capital as its secondary objective
   shares of the Putnam VT American
   Government Income Fund of Putnam
   Variable Trust
PUTNAM CAPITAL APPRECIATION FUND             Putnam Investment Management, LLC           Capital appreciation
   SUB-ACCOUNT which purchases Class IB
   shares of the Putnam VT Capital
   Appreciation Fund of Putnam Variable
   Trust
PUTNAM CAPITAL OPPORTUNITIES FUND            Putnam Investment Management, LLC           Long-term growth of capital
   SUB-ACCOUNT which purchases Class IB
   shares of the Putnam VT Capital
   Opportunities Fund of Putnam Variable
   Trust

10                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

----------------------------------------------------------------------------


FUNDS                                                         ADVISOR                                OBJECTIVE SUMMARY
-----------------------------------------------------------------------------------------------------------------------------------
PUTNAM DISCOVERY GROWTH FUND SUB-ACCOUNT     Putnam Investment Management, LLC           Long-term growth of capital
   which purchases Class IB shares of the
   Putnam VT Discovery Growth Fund of
   Putnam Variable Trust
PUTNAM DIVERSIFIED INCOME FUND               Putnam Investment Management, LLC           As high a level of current income as
   SUB-ACCOUNT which purchases Class IB      Sub-advised by Putnam Investments Limited   Putnam Management believes is consistent
   shares of the Putnam VT Diversified                                                   with preservation of capital
   Income Fund of Putnam Variable Trust
PUTNAM EQUITY INCOME FUND SUB-ACCOUNT        Putnam Investment Management, LLC           Capital growth and current income
   which purchases Class IB shares of the
   Putnam VT Equity Income Fund of Putnam
   Variable Trust
PUTNAM THE GEORGE PUTNAM FUND OF BOSTON      Putnam Investment Management, LLC           A balanced investment composed of a well
   FUND SUB-ACCOUNT which purchases Class                                                diversified portfolio of stocks and
   IB shares of the Putnam VT The George                                                 bonds which provide both capital growth
   Putnam Fund of Boston of Putnam                                                       and current income
   Variable Trust
PUTNAM GLOBAL ASSET ALLOCATION FUND          Putnam Investment Management, LLC           High level of long-term total return
   SUB-ACCOUNT which purchases Class IB                                                  consistent with preservation of capital
   shares of the Putnam VT Global Asset
   Allocation Fund of Putnam Variable
   Trust
PUTNAM GLOBAL EQUITY FUND SUB-ACCOUNT        Putnam Investment Management, LLC           Capital appreciation
   which purchases Class IB shares of the
   Putnam VT Global Equity Fund of Putnam
   Variable Trust
PUTNAM GROWTH AND INCOME FUND SUB-ACCOUNT    Putnam Investment Management, LLC           Capital growth and current income
   which purchases Class IB shares of the
   Putnam VT Growth and Income Fund of
   Putnam Variable Trust
PUTNAM GROWTH OPPORTUNITIES FUND             Putnam Investment Management, LLC           Capital appreciation
   SUB-ACCOUNT which purchases Class IB
   shares of the Putnam VT Growth
   Opportunities Fund of Putnam Variable
   Trust
PUTNAM HEALTH SCIENCES FUND SUB-ACCOUNT      Putnam Investment Management, LLC           Capital appreciation
   which purchases Class IB shares of the
   Putnam VT Health Sciences Fund of
   Putnam Variable Trust (Closed to
   Contracts issued on or after May 3,
   2004)
PUTNAM HIGH YIELD FUND SUB-ACCOUNT which     Putnam Investment Management, LLC           High current income. Capital growth is a
   purchases Class IB shares of the          Sub-advised by Putnam Investments Limited   secondary goal when consistent with
   Putnam VT High Yield Fund of Putnam                                                   achieving high current income
   Variable Trust
PUTNAM INCOME FUND SUB-ACCOUNT which         Putnam Investment Management, LLC           High current income consistent with what
   purchases Class IB shares of the                                                      Putnam Management believes to be prudent
   Putnam VT Income Fund of Putnam                                                       risk
   Variable Trust

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               11

----------------------------------------------------------------------------


FUNDS                                                         ADVISOR                                OBJECTIVE SUMMARY
-----------------------------------------------------------------------------------------------------------------------------------
PUTNAM INTERNATIONAL EQUITY FUND             Putnam Investment Management, LLC           Capital appreciation
   SUB-ACCOUNT which purchases Class IB      Sub-advised by Putnam Investments Limited
   shares of the Putnam VT International
   Equity Fund of Putnam Variable Trust
PUTNAM INTERNATIONAL GROWTH AND INCOME       Putnam Investment Management, LLC           Capital growth. Current income is a
   FUND SUB-ACCOUNT which purchases Class    Sub-advised by Putnam Investments Limited   secondary objective.
   IB shares of the Putnam VT
   International Growth and Income Fund
   of Putnam Variable Trust
PUTNAM INTERNATIONAL NEW OPPORTUNITIES       Putnam Investment Management, LLC           Long-term capital appreciation
   FUND SUB-ACCOUNT which purchases Class
   IB shares of the Putnam VT
   International New Opportunities Fund
   of Putnam Variable Trust
PUTNAM INVESTORS FUND SUB-ACCOUNT which      Putnam Investment Management, LLC           Long-term growth of capital and any
   purchases Class IB shares of the                                                      increased income that results from this
   Putnam VT Investors Fund of Putnam                                                    growth
   Variable Trust
PUTNAM MID CAP VALUE FUND SUB-ACCOUNT        Putnam Investment Management, LLC           Capital appreciation and, as a secondary
   which purchases Class IB shares of the                                                objective, current income
   Putnam VT Mid Cap Value Fund of Putnam
   Variable Trust
PUTNAM MONEY MARKET FUND SUB-ACCOUNT         Putnam Investment Management, LLC           As high a rate of current income as
   which purchases Class IB shares of the                                                Putnam Management believes is consistent
   Putnam VT Money Market Fund of Putnam                                                 with preservation of capital and
   Variable Trust                                                                        maintenance of liquidity
PUTNAM NEW OPPORTUNITIES FUND SUB-ACCOUNT    Putnam Investment Management, LLC           Long-term capital appreciation
   which purchases Class IB shares of the
   Putnam VT New Opportunities Fund of
   Putnam Variable Trust
PUTNAM NEW VALUE FUND SUB-ACCOUNT which      Putnam Investment Management, LLC           Long-term capital appreciation
   purchases Class IB shares of the
   Putnam VT New Value Fund of Putnam
   Variable Trust
PUTNAM OTC & EMERGING GROWTH FUND            Putnam Investment Management, LLC           Capital appreciation
   SUB-ACCOUNT which purchases Class IB
   shares of the Putnam VT OTC & Emerging
   Growth Fund of Putnam Variable Trust
PUTNAM RESEARCH FUND SUB-ACCOUNT which       Putnam Investment Management, LLC           Capital appreciation
   purchases Class IB shares of the
   Putnam VT Research Fund of the Putnam
   Variable Trust
PUTNAM SMALL CAP VALUE FUND SUB-ACCOUNT      Putnam Investment Management, LLC           Capital appreciation
   which purchases Class IB shares of the
   Putnam VT Small Cap Value Fund of
   Putnam Variable Trust

12                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

----------------------------------------------------------------------------


FUNDS                                                         ADVISOR                                OBJECTIVE SUMMARY
-----------------------------------------------------------------------------------------------------------------------------------
PUTNAM UTILITIES GROWTH AND INCOME FUND      Putnam Investment Management, LLC           Capital growth and current income
   SUB-ACCOUNT which purchases Class IB      Sub-advised by Putnam Investments Limited
   shares of the Putnam VT Utilities
   Growth and Income Fund of Putnam
   Variable Trust (Closed to Contracts
   issued on or after May 3, 2004)
PUTNAM VISTA FUND SUB-ACCOUNT which          Putnam Investment Management, LLC           Capital appreciation
   purchases Class IB shares of the
   Putnam VT Vista Fund of Putnam
   Variable Trust
PUTNAM VOYAGER FUND SUB-ACCOUNT which        Putnam Investment Management, LLC           Capital appreciation
   purchases Class IB shares of the
   Putnam VT Voyager Fund of Putnam
   Variable Trust



We do not guarantee the investment results of any of the underlying Funds. Since each underlying Fund has different investment objectives, each is subject to different risks. These risks and the Funds' expenses are more fully described in the Funds' prospectus, and the Funds' Statement of Additional Information which may be ordered from us. The Funds' prospectus should be read in conjunction with this prospectus before investing.



The Funds may not be available in all states.



MIXED AND SHARED FUNDING -- Shares of the Funds may be sold to our other separate accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and variable life insurance policies, a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of Contract Owners, and of owners of other contracts whose contract values are allocated to one or more of these other separate accounts investing in any one of the Funds. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another underlying fund. There are certain risks associated with mixed and shared funding. These risks are disclosed in the Funds' prospectus.


VOTING RIGHTS -- We are the legal owners of all Fund shares held in the Separate Account and we have the right to vote at the Fund's shareholder meetings. To the extent required by federal securities laws or regulations, we will:

- Notify you of any Fund shareholders' meeting if the shares held for your Contract may be voted.

- Send proxy materials and a form of instructions that you can use to tell us how to vote the Fund shares held for your Contract.

- Arrange for the handling and tallying of proxies received from Contract
  Owners.

- Vote all Fund shares attributable to your Contract according to instructions received from you, and

- Vote all Fund shares for which no voting instructions are received in the same proportion as shares for which instructions have been received.

If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares on our own, we may decide to do so. You may attend any shareholder meeting at which shares held for your Contract may be voted. After we begin to make Annuity Payouts to you, the number of votes you have will decrease.

SUBSTITUTIONS, ADDITIONS, OR DELETIONS OF FUNDS -- We reserve the right, subject to any applicable law, to make certain changes to the Funds offered under your contract. We may, in our sole discretion, establish new Funds. New Funds will be made available to existing Contract Owners as we determine appropriate. We may also close one or more Funds to additional Premium Payments or transfers from existing Sub-Accounts.

We may eliminate the shares of any of the Funds from the Contract for any reason and we may substitute shares of another registered investment company for the shares of any Fund already purchased or to be purchased in the future by the Separate Account. To the extent required by the Investment Company Act of 1940 (the "1940 Act"), substitutions of shares attributable to your interest in a Fund will not be made until we have the approval of the Commission and we have notified you of the change.

In the event of any substitution or change, we may, by appropriate endorsement, make any changes in the Contract necessary or appropriate to reflect the substitution or change. If we decide that it is in the best interest of the Contract Owners, the Separate Account may be operated as a management company under the 1940 Act or any other form permitted by law, may be de-registered under the 1940 Act in the event such registration is no longer required, or may be combined with one or more other Separate Accounts.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               13

----------------------------------------------------------------------------

ADMINISTRATIVE AND DISTRIBUTION SERVICES -- Hartford has entered into agreements with the investment advisers or distributors of many of the Funds. Under the terms of these agreements, Hartford provides administrative and distribution related services and the Funds pay fees to Hartford that are usually based on an annual percentage of the average daily net assets of the Funds. These agreements may be different for each Fund or each Fund family and may include fees paid under a distribution and/or servicing plan adopted by a Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940.

PERFORMANCE RELATED INFORMATION


The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.



When a Sub-Account advertises its standardized total return, it will usually be calculated since the date of the Separate Account's inception for one year, five years, and ten years or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. Total return calculations reflect a deduction for Total Annual Fund Operating Expenses, any Contingent Deferred Sales Charge, Separate Account Annual Expenses without any optional charge deductions, and the Annual Maintenance Fee.


The Separate Account may also advertise non-standardized total returns that pre-date the inception of the Separate Account. These non-standardized total returns are calculated by assuming that the Sub-Accounts have been in existence for the same periods as the underlying Funds and by taking deductions for charges equal to those currently assessed against the Sub-Accounts. Non-standardized total return calculations reflect a deduction for Total Annual Fund Operating Expenses and Separate Account Annual Expenses without any optional charge deductions, and do not include deduction for Contingent Deferred Sales Charge or the Annual Maintenance Fee. This means the non-standardized total return for a Sub-Account is higher than the standardized total return for a Sub-Account. These non-standardized returns must be accompanied by standardized returns.


If applicable, the Sub-Accounts may advertise yield in addition to total return. This yield is based on the 30-day SEC yield of the underlying Fund less the recurring charges at the Separate Account level.



A money market Sub-Account may advertise yield and effective yield. The yield of a Sub-Account is based upon the income earned by the Sub-Account over a seven-day period and then annualized, i.e. the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but when annualized, the income earned by the investment is compounded in the course of a 52-week period. Yield and effective yield include the recurring charges at the Separate Account level.


We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as systematic investing, Dollar Cost Averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contract and the characteristics of and market for such alternatives.

FIXED ACCUMULATION FEATURE

IMPORTANT INFORMATION YOU SHOULD KNOW: THIS PORTION OF THE PROSPECTUS RELATING TO THE FIXED ACCUMULATION FEATURE IS NOT REGISTERED UNDER THE SECURITIES ACT OF 1933 ("1933 ACT") AND THE FIXED ACCUMULATION FEATURE IS NOT REGISTERED AS AN INVESTMENT COMPANY UNDER THE 1940 ACT. THE FIXED ACCUMULATION FEATURE OR ANY OF ITS INTERESTS ARE NOT SUBJECT TO THE PROVISIONS OR RESTRICTIONS OF THE 1933 ACT OR THE 1940 ACT, AND THE STAFF OF THE SECURITIES AND EXCHANGE COMMISSION HAS NOT REVIEWED THE DISCLOSURE REGARDING THE FIXED ACCUMULATION FEATURE. THE FOLLOWING DISCLOSURE ABOUT THE FIXED ACCUMULATION FEATURE MAY BE SUBJECT TO CERTAIN GENERALLY APPLICABLE PROVISIONS OF THE FEDERAL SECURITIES LAWS REGARDING THE ACCURACY AND COMPLETENESS OF DISCLOSURE.

Premium Payments and Contract Values allocated to the Fixed Accumulation Feature become a part of our General Account assets. We invest the assets of the General Account according to the laws governing the investments of insurance company General Accounts. Premium Payments and Contract Values allocated to the Fixed Accumulation Feature are available to our general creditors.

In most states, we guarantee that we will credit interest at an annual effective rate of not less than 3% per year, compounded annually, to amounts you allocate to the Fixed Accumulation Feature. In some states, the minimum guaranteed interest rate is lower. If your Contract was issued before May 1, 2003, the minimum guaranteed interest rate is 3%. We reserve the right



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to change the rate subject only to applicable state insurance law.

We may credit interest at a rate in excess of the minimum guaranteed interest rate per year. We will periodically publish the Fixed Accumulation Feature interest rates currently in effect. There is no specific formula for determining interest rates. Some of the factors that we may consider in determining whether to credit excess interest are; general economic trends, rates of return currently available and anticipated on our investments, regulatory and tax requirements and competitive factors. We will account for any deductions, Surrenders or transfers from the Fixed Accumulation Feature on a "first-in first-out basis."

IMPORTANT: ANY INTEREST CREDITED TO AMOUNTS YOU ALLOCATE TO THE FIXED ACCUMULATION FEATURE IN EXCESS OF THE MINIMUM GUARANTEED INTEREST RATE PER YEAR WILL BE DETERMINED AT OUR SOLE DISCRETION. YOU ASSUME THE RISK THAT INTEREST CREDITED TO THE FIXED ACCUMULATION FEATURE MAY NOT EXCEED THE MINIMUM GUARANTEED INTEREST RATE FOR ANY GIVEN YEAR.

From time to time, we may credit increased interest rates under certain programs established in our sole discretion

If you purchased your Contract after May 1, 2002, we may restrict your ability to allocate amounts to the Fixed Accumulation Feature during any time period that our credited rate of interest is equal to the minimum guaranteed interest rate.

DOLLAR COST AVERAGING PLUS ("DCA PLUS") PROGRAMS -- You may enroll in one or more special pre-authorized transfer programs known as our DCA Plus Programs (the "Programs"). Under these Programs, Contract Owners who enroll may allocate a minimum of $5,000 of their Premium Payment into a Program (we may allow a lower minimum Premium Payment for qualified plan transfers or rollovers, including IRAs) and pre-authorize transfers from our Fixed Accumulation Feature to any of the Sub-Accounts under either a 6-Month Transfer Program or 12-Month Transfer Program subject to Program rules. The 6-Month Transfer Program and the 12-Month Transfer Program will generally have different credited interest rates. Under the 6-Month Transfer Program, the interest rate can accrue up to 6 months and all Premium Payments and accrued interest must be transferred from the Program to the selected Sub-Accounts in 3 to 6 months. Under the 12-Month Transfer Program, the interest rate can accrue up to 12 months and all Premium Payments and accrued interest must be transferred to the selected Sub-Accounts in 7 to 12 months. This will be accomplished by monthly transfers for the period selected and with the final transfer of the entire amount remaining in the Program.

The pre-authorized transfers will begin within 15 days of receipt of the Program payment provided we receive complete enrollment instructions. If we do not receive complete Program enrollment instructions within 15 days of receipt of the initial Program payment, the Program will be voided and the entire balance in the Program will be transferred to the Accounts designated by you. If you do not designate an Account, we will return your Program payment to you for further instruction. If your Program payment is less than the required minimum amount, we will apply it to your Contract according to your instructions on record for a subsequent Premium Payment.

Under the DCA Plus Programs, the credited interest rate is not earned on the full amount of your Premium Payment for the entire length of the Program. This is because Program transfers to the Sub-Accounts decrease the amount of your Premium Payment remaining in the Program.

All Program payments, including any subsequent Program payment, must meet the Program minimum. Any subsequent Program payments we receive during an active Program transfer period which are received during the same interest rate effective period will be credited to the current Program. Any subsequent Program payments we receive during an active Program transfer period which are received during a different interest rate effective period will be used to start a new Program. That Program will be credited with the interest rate in effect on the date we start the new Program. Unless you send us different instructions, the new Program will be the same length of time as your current Program and will allocate the subsequent Program payments to the same Sub-Accounts.

The DCA Plus Program may credit a higher interest rate but it does not ensure a profit or protect you against a loss in declining markets.

Hartford may limit the total number of DCA Programs and DCA Plus Programs to 5 Programs open at any one time.

We determine, in our sole discretion, the interest rates credited to the Program. These interest rates may vary depending on the Contract you purchased. Please consult your Registered Representative to determine the interest rate for your Program.


You may elect to terminate the transfers by calling or writing us of your intent to cancel enrollment in the Program. Upon cancellation, all the amounts remaining in the Program will be immediately transferred to the Sub-Accounts you selected for the Program unless you provide us with different instructions.


We may discontinue, modify or amend the Programs or any other interest rate program we establish. Any change to a Program will not affect Contract Owners currently enrolled in the Program.

If you make systematic transfers from the Fixed Accumulation Feature under a Dollar Cost Averaging Program or DCA Plus Program, you must wait 6 months after your last systematic transfer before moving Sub-Account Values back to the Fixed Accumulation Feature.

In Oregon, you may only sign up for DCA Plus Programs that are six months or longer.



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THE CONTRACT

PURCHASES AND CONTRACT VALUE

WHAT TYPES OF CONTRACTS ARE AVAILABLE?

The Contract is an individual or group tax-deferred variable annuity contract. It is designed for retirement planning purposes and may be purchased by any individual, group or trust, including:

- Any trustee or custodian for a retirement plan qualified under Sections 401(a) or 403(a) of the Code;

- Annuity purchase plans adopted by public school systems and certain tax-exempt organizations according to Section 403(b) of the Code;

- Individual Retirement Annuities adopted according to Section 408 of the Code;

- Employee pension plans established for employees by a state, a political subdivision of a state, or an agency of either a state or a political subdivision of a state; and

- Certain eligible deferred compensation plans as defined in Section 457 of the Code.

The examples above represent qualified Contracts, as defined by the Code. In addition, individuals and trusts can also purchase Contracts that are not part of a tax qualified retirement plan. These are known as non-qualified Contracts.

If you are purchasing the Contract for use in an IRA or other qualified retirement plan, you should consider other features of the Contract besides tax deferral, since any investment vehicle used within an IRA or other qualified plan receives tax deferred treatment under the Code.

HOW DO I PURCHASE A CONTRACT?

You may purchase a Contract by completing and submitting an application or an order request along with an initial Premium Payment. For most Contracts, the minimum initial Premium Payment is $1,000. For additional Premium Payments, the minimum Premium Payment is $500. Under certain situations, we may allow smaller Premium Payments, for example, if you enroll in our InvestEase Program or are part of certain tax qualified retirement plans. Prior approval is required for any Premium Payment that would equal or exceed $1,000,000 when combined with the total Premium Payments made to this Contract and any other Contract we issue to you or to your Annuitant.

You and your Annuitant must not be older than age 85 on the date that your Contract is issued. You must be of legal age in the state where the Contract is being purchased or a guardian must act on your behalf.

For Contracts issued in Oregon, premium payments will only be accepted prior to the third Contract Anniversary. For Contracts issued in Massachusetts, subsequent premium payments will only be accepted until the Annuitant's 63rd birthday or the third Contract Anniversary, whichever is later.

HOW ARE PREMIUM PAYMENTS APPLIED TO MY CONTRACT?


Your initial Premium Payment will be invested within two Valuation Days of our receipt of a properly completed application or an order request and the Premium Payment. If we receive your subsequent Premium Payment before the close of the New York Stock Exchange, it will be invested on the same Valuation Day. If we receive your Premium Payment after the close of the New York Stock Exchange, it will be invested on the next Valuation Day. If we receive your subsequent Premium Payment on a Non-Valuation Day, the amount will be invested on the next Valuation Day. Unless we receive new instructions, we will invest the Premium Payment based on your last allocation instructions on record. We will send you a confirmation when we invest your Premium Payment.


If the request or other information accompanying the initial Premium Payment is incomplete when received, we will hold the money in a non-interest bearing account for up to five Valuation Days while we try to obtain complete information. If we cannot obtain the information within five Valuation Days, we will either return the Premium Payment and explain why the Premium Payment could not be processed or keep the Premium Payment if you authorize us to keep it until you provide the necessary information.

CAN I CANCEL MY CONTRACT AFTER I PURCHASE IT?

We want you to be satisfied with the Contract you have purchased. We urge you to closely examine its provisions. If for any reason you are not satisfied with your Contract, simply return it within ten days after you receive it with a written request for cancellation that indicates your tax-withholding instructions. In some states, you may be allowed more time to cancel your Contract. We will not deduct any Contingent Deferred Sales Charges during this time. We may require additional information, including a signature guarantee, before we can cancel your Contract.

Unless otherwise required by state law, Hartford will pay you your Contract Value on the day we receive your request to cancel. The Contract Value may be more or less than your Premium Payments depending upon the performance of your Sub-Accounts. This means that you bear the risk of any decline in your Contract Value until we receive your notice of cancellation. We do not refund any fees or charges deducted during this period. In certain states, we are required to return your Premium Payment if you decide to cancel your Contract.

HOW IS THE VALUE OF MY CONTRACT CALCULATED BEFORE THE ANNUITY COMMENCEMENT
DATE?

The Contract Value is the sum of all Accounts. There are two things that affect your Sub-Account value: (1) the number of Accumulation Units and (2) the Accumulation Unit Value. The Sub-Account value is determined by multiplying the number of Accumulation Units by the Accumulation Unit Value. On any Valuation Day your Contract Value reflects the investment performance of the Sub-Accounts and will fluctuate with the performance of the underlying Funds.

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When Premium Payments are credited to your Sub-Accounts, they are converted into Accumulation Units by dividing the amount of your Premium Payments, minus any Premium Taxes, by the Accumulation Unit Value for that day. The more Premium Payments you make to your Contract, the more Accumulation Units you will own. You decrease the number of Accumulation Units you have by requesting Surrenders, transferring money out of a Sub-Account, settling a Death Benefit claim or by annuitizing your Contract.

To determine the current Accumulation Unit Value, we take the prior Valuation Day's Accumulation Unit Value and multiply it by the Net Investment Factor for the current Valuation Day.

The Net Investment Factor is used to measure the investment performance of a Sub-Account from one Valuation Day to the next. The Net Investment Factor for each Sub-Account equals:

- The net asset value per share plus applicable distributions per share of each Fund at the end of the current Valuation Day; divided by

- The net asset value per share of each Fund at the end of the prior Valuation Day; multiplied by

- Contract charges including the daily expense factor for the mortality and expense risk charge and any other periodic expenses, including charges for optional benefits, adjusted for the number of days in the period.

We will send you a statement at least annually, which tells you how many Accumulation Units you have, their value and your total Contract Value.

CAN I TRANSFER FROM ONE SUB-ACCOUNT TO ANOTHER?


You may make transfers between the Sub-Accounts offered in this Contract according to our policies and procedures as amended from time to time.


WHAT IS A SUB-ACCOUNT TRANSFER?


A Sub-Account transfer is a transaction requested by you that involves reallocating part or all of your Contract Value among the underlying Funds available in your Contract.



You may transfer from one Sub-Account to another before and after the Annuity Commencement Date. Your transfer request will be processed on the day that it is received in good order as long as it is received on a Valuation Day before the end of any Valuation Day. Otherwise, your request will be processed on the following Valuation Day. We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.


WHAT HAPPENS WHEN I REQUEST A SUB-ACCOUNT TRANSFER?

When you request a Sub-Account transfer, Hartford sells shares of the underlying Fund that makes up the Sub-Account you are transferring from and buys shares of the underlying Fund that makes up the Sub-Account you want to transfer into.

Each day, many Contract Owners request Sub-Account transfers. Some request transfers into a particular Sub-Account, and others request transfers out of a particular Sub-Account. In addition, each day some Contract Owners allocate new Premium Payments to Sub-Accounts, and others request Surrenders. Hartford combines all the requests to transfer out of a Sub-Account along with all Surrenders from that Sub-Account and determines how many shares of that Sub-Account's underlying Fund Hartford would need to sell to satisfy all Contract Owners' "transfer-out" requests. At the same time, Hartford also combines all the requests to transfer into a particular Sub-Account or new Premium Payments allocated to that Sub-Account and determines how many shares of that Sub-Account's underlying Fund Hartford would need to buy to satisfy all Contract Owners' "transfer-in" requests.


In addition, many of the underlying Funds that are available as investment options in Hartford's variable annuity products are also available as investment options in variable life insurance policies, retirement plans, group funding agreements and other products offered by Hartford or our affiliates. Each day, investors and participants in these other products engage in transactions similar to the Sub-Account transfers described for variable annuity Contract Owners.



Hartford takes advantage of its size and available technology to combine the sales of a particular underlying Fund for many of the variable annuities, variable life insurance policies, retirement plans, group funding agreements or other products offered by Hartford. We also combine all the purchases of that particular underlying Fund for many of the products we offer. We then "net" those trades. This means that we sometimes reallocate shares of an underlying Fund within the accounts at Hartford rather than buy new shares or sell shares of the underlying Fund.



For example, if we combine all transfer-out requests and Surrenders of a Stock Fund Sub-Account with all other sales of that underlying Fund from all our other products, we may have to sell $1 million dollars of that Fund on any particular day. However, if other Contract Owners and the owners of other products offered by Hartford, want to purchase or transfer-in an amount equal to $300,000 of that Fund, then Hartford would send a sell order to the underlying Fund for $700,000, which is a $1 million sell order minus the purchase order of $300,000.


WHAT RESTRICTIONS ARE THERE ON MY ABILITY TO MAKE A SUB-ACCOUNT TRANSFER?

You should be aware that there are several important restrictions on your ability to make a Sub-Account transfer.


FIRST, YOU MAY MAKE ONLY ONE SUB-ACCOUNT TRANSFER EACH DAY. Hartford limits each Contract Owner to one Sub-Account transfer each day. Hartford counts all Sub-Account transfer activity that occurs on any one day as one Sub-Account transfer, except you cannot transfer the same Contract Value more than once a day.


For example, if the only transfer you make on a day is a transfer of $10,000 from a Money Market Fund Sub-Account into another Sub-Account, it would count as one Sub-Account transfer. If, however, on a single day you transfer $10,000 out of the Money Market Fund Sub-Account into five other Sub-Accounts (dividing the $10,000 among the five other Sub-Accounts however you chose), that day's transfer activity would



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count as one Sub-Account transfer. Likewise, if on a single day you transferred
$10,000 out of the Money Market Fund Sub-Account into ten other Sub-Accounts (dividing the $10,000 among the ten other Sub-Accounts however you chose), that day's transfer activity would count as one Sub-Account transfer. Conversely, if you have $10,000 in Contract Value distributed among 10 different Sub-Accounts and you request to transfer the Contract Value in all those Sub-Accounts into one Sub-Account, that would also count as one Sub-Account transfer.

However, you cannot transfer the same Contract Value more than once in one day. That means if you have $10,000 in the Money Market Fund Sub-Account and you transfer all $10,000 into a Stock Fund Sub-Account, on that same day you could not then transfer the $10,000 out of the Stock Fund Sub-Account into another Sub-Account.

SECOND, HARTFORD HAS IMPLEMENTED POLICIES DESIGNED TO RESTRICT EXCESSIVE SUB-ACCOUNT TRANSFERS. You should not purchase this Contract if you want to make frequent Sub-Account transfers for any reason. In particular, Hartford does not want you to purchase this Contract if you plan to engage in "market timing," which includes frequent transfer activity into and out of the same underlying Fund, or engaging in frequent Sub-Account transfers in order to exploit inefficiencies in the pricing of the underlying Fund.

Hartford attempts to curb frequent transfers in the following ways:


X   20 Transfer Rule; and



X   Abusive Transfer Policy.



THE 20 TRANSFER RULE -- Hartford employs the "20 Transfer Rule" to help curb frequent Sub-Account transfers. Under this policy, you are allowed to submit a total of 20 Sub-Account transfer requests each Contract Year for each Contract by any of the following methods: U.S. Mail, Voice Response Unit, Internet or telephone. Once these 20 Sub-Account transfers have been requested, you may submit any additional Sub-Account transfer requests only in writing by U.S. Mail or overnight delivery service. Transfer requests by telephone, Voice Response Unit, via the internet or sent by same day mail or courier service will not be accepted. If you want to cancel a written Sub-Account transfer, you must also cancel it in writing by U.S. Mail or overnight delivery service. We will process the cancellation request as of the day we receive it in good order.



We actively monitor Contract Owners' compliance with this policy. We will send you a letter after your 10th Sub-Account transfer to remind you of our Sub-Account transfer policy. After your 20th transfer request, our computer system will not allow you to do another Sub-Account transfer by telephone, Voice Response Unit or via the internet. You will be instructed to send your Sub-Account transfer request by U.S. Mail or overnight delivery service.


Each Contract Anniversary, we reset your transfers to allow 20 new Sub-Account transfers by any means.

We may make changes to this policy at any time.

ABUSIVE TRANSFER POLICY -- Regardless of the number of Sub-Account transfers you have done under the 20 Transfer Rule, you still may have your Sub-Account transfer privileges restricted if you violate the Abusive Transfer Policy, which is designed to respond to market timing activity observed by the underlying Funds.

Under the Abusive Transfer Policy, we rely on the underlying Funds to identify a pattern or frequency of Sub-Account transfers that the underlying Fund wants us to investigate. Most often, the underlying Fund will identify a particular day where it experienced a higher percentage of shares bought followed closely by a day where it experienced the almost identical percentage of shares sold. Once an underlying Fund contacts us, we run a report that identifies all Contract Owners who transferred in or out of that underlying Fund's Sub-Account on the day or days identified by the underlying Fund. We then review the Contracts on that list to determine whether transfer activity of each identified Contract violates our written Abusive Transfer Policy. We don't reveal the precise details of this policy to make it more difficult for abusive traders to adjust their behavior to escape detection under this procedure. We can tell you that we consider some or all of the following factors in our review:

- the dollar amount of the transfer;

- the total assets of the Funds involved in the transfer;


- the number of transfers completed in the current calendar quarter;



- whether the transfer is part of a pattern of transfers designed to take advantage of short term market fluctuations or market inefficiencies; or



- the policies and procedures of a potentially affected underlying Fund regarding frequent trading



Separate Account investors could be precluded from purchasing Fund shares if we reach an impasse on the execution of Fund abusive trading instructions.


If you meet the criteria established in our Abusive Transfer Policy, we will terminate your Sub-Account transfer privileges until your next Contract Anniversary, at which point your transfer privileges will be reinstated. Since we combine all the purchases of a particular underlying Fund for all the products through net trades, the underlying Fund is unable to identify transfers of any specific Contract Owner. As a result, there is the risk that the underlying Fund may not be able to identify abusive transfers.


Upon request by an underlying Fund, and subject to applicable law, we may provide the underlying Fund with the Tax Identification Number, and other identifying information contained in our records, of Contract Owners that engaged in Sub-Account transfers that resulted in our purchase, redemption, transfer or exchange of the shares of that underlying Fund.



ARE THERE ANY EXCEPTIONS TO THESE POLICIES?


INDIVIDUAL EXCEPTIONS. Except for the exceptions listed below, Hartford does not make any exceptions to its policies restricting frequent trading. This means that if you request to be excused from any of the policies and to be permitted to engage



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in a Sub-Account transfer that would violate any of these policies, Hartford will refuse your request.


SOME ESTABLISHED EXCEPTIONS. You should be aware, however, that the 20 Transfer Rule and the Abusive Transfer Policy do not apply in all circumstances, which we describe here:



- The 20 Transfer Rule does not apply to Sub-Account transfers that occur automatically as part of an established asset allocation program or asset rebalancing program that rebalances a Contract Owner's holdings on a periodic, pre-established basis according to the prior written instructions of the Contract Owner or as part of a DCA program, including the DCA Plus program. That means that transfers that occur under these programs are not counted toward the 20 transfers allowed under the 20 Transfer Rule. We don't apply the 20 Transfer Rule to programs, like asset rebalancing, asset allocation and DCA programs, that allow Sub-Account transfers on a regularly scheduled basis because the underlying Funds expect these transfers and they usually do not represent the type of Sub-Account transfers that the underlying Funds find problematic.



- Many of the group variable annuities or group funding agreements are offered to retirement plans, and plan sponsors administer their plan according to Plan documents and administrative services agreements. If these retirement plan documents and administrative services agreements have no restrictions on Sub-Account transfers, then Hartford cannot apply the 20 Transfer Rule and may not be able to apply any other restriction on transfers. Hartford has been working with plan sponsors and plan administrators to ensure that any frequent transfer activity is identified and deterred. Hartford has had only limited success in this area. Frequent transfers by individuals or entities that occur in other investment or retirement products provided by Hartford could have the same abusive affect as frequent Sub-Account transfers done by Contract Owners of this Contract.



Other than these exceptions, the only other exceptions to the 20 Transfer Rule impose more restrictive limitations than the 20 Transfer Rule. For example, in Oregon, we have the contractual right to limit Sub-Account transfers to only one Sub-Account transfer every 30 days and to require that the transfer request be sent in writing. We currently do not enforce this right, but should we choose to do so, it would be an exception to the 20 Transfer Rule.


POSSIBILITY OF UNDETECTED FREQUENT TRADING IN THE UNDERLYING FUNDS. In addition to the exceptions we have just described, you should also be aware that there may be frequent trading in the underlying Funds that Hartford is not able to detect and prevent, which we describe here:

- There is a variable annuity that we offer that has no Contingent Deferred Sales Charge. We are aware that frequent traders have used this annuity in the past to engage in frequent Sub-Account transfers that does not violate the precise terms of the 20 Transfer Rule. We believe that we have addressed this practice by closing all the international and global funds available in the annuity. However, we cannot always tell if there is frequent trading in this product.


- These policies apply only to individuals and entities that own this Contract and any subsequent or more recent versions of this Contract. However, the underlying Funds that make up the Sub-Accounts of this Contract are available for use with many different variable life insurance policies, variable annuity products and funding agreements, and they are offered directly to certain qualified retirement plans. Some of these products and plans may have less restrictive transfer rules or no transfer restrictions at all.


HOW AM I AFFECTED BY FREQUENT SUB-ACCOUNT TRANSFERS?

Frequent Sub-Account transfers often result in frequent purchases and redemptions of shares of the underlying Fund. Frequent purchases and redemptions of the shares of the underlying Funds may increase your costs under this Contract and may also lower your Contract's overall performance. Your costs may increase because the underlying Fund will pass on any increase in fees related to the frequent purchase and redemption of the underlying Fund's stocks. There would also be administrative costs associated with these transactions.

Frequent transfers may also cause an underlying Fund to hold more cash than the underlying Fund would like to hold. A large cash position means that the underlying Fund will not be fully invested and may miss a rise in value of the securities that the Fund would have purchased. If the underlying Fund chooses not to hold a larger cash position, then it may have to sell securities that it would have otherwise like to have kept, in order to meet its redemption obligations. Both of these measures could result in lower performance of the underlying Fund, which in turn would result in lower overall performance of your Contract.

Because frequent transfers may raise the costs associated with this Contract and lower performance, the effect may be a lower Death Benefit paid to your Beneficiary or lower annuity payouts for your Payee.

WHAT IF A PROSPECTUS FOR THE UNDERLYING FUNDS HAS DIFFERENT POLICIES AND PROCEDURES REGARDING FREQUENT TRADING?


While the prospectuses for the underlying Funds may describe policies and procedures regarding frequent trading that may be different from those described in the variable annuity prospectus, the policies and procedures described in the variable annuity prospectus control how we administer Sub-Account transfers.


We will continue to monitor transfer activity and Hartford may modify these restrictions at any time.

FIXED ACCUMULATION FEATURE TRANSFERS -- During each Contract Year, you may make transfers out of the Fixed Accumulation Feature to Sub-Accounts. All transfer allocations must be in whole numbers (e.g., 1%). You may transfer either:

- 30% of your total amount in the Fixed Accumulation Feature, or

- An amount equal to the largest previous transfer.

These transfer limits do not include transfers done through Dollar Cost Averaging or the DCA Plus Program.



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If your interest rate renews at a rate at least 1% lower than your prior interest rate, you may transfer an amount equal to up to 100% of the amount to be invested at the renewal rate. You must make this transfer request within 60 days of being notified of the renewal rate.

FIXED ACCUMULATION FEATURE TRANSFER RESTRICTIONS -- We reserve the right to defer transfers from the Fixed Accumulation Feature for up to 6 months from the date of your request. After any transfer, you must wait 6 months before moving Sub-Account Values back to the Fixed Accumulation Feature.


TELEPHONE AND INTERNET TRANSFERS -- You can make transfers by contacting us.



Transfer instructions received by telephone on any Valuation Day before the close of the New York Stock Exchange will be carried out that day. Otherwise, the instructions will be carried out at the end of the next Valuation Day.



Transfer instructions you send electronically are considered to be received by Hartford at the time and date stated on the electronic acknowledgement Hartford returns to you. If the time and date indicated on the acknowledgement is before the end of any Valuation Day, the instructions will be carried out that day. Otherwise, the instructions will be carried out at the end of the next Valuation Day. If you do not receive an electronic acknowledgement, you should telephone us as soon as possible.


We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.

Telephone or Internet transfer requests may currently only be cancelled by calling us before the close of the New York Stock Exchange on the day you made the transfer request.

Hartford, our agents or our affiliates are NOT responsible for losses resulting from telephone or electronic requests that we believe are genuine. We will use reasonable procedures to confirm that instructions received by telephone or through our website are genuine, including a requirement that contract owners provide certain identification information, including a personal identification number. We record all telephone transfer instructions. We may suspend, modify, or terminate telephone or electronic transfer privileges at any time.

POWER OF ATTORNEY -- You may authorize another person to make transfers on your behalf by submitting a completed power of attorney form. Once we have the completed form on file, we will accept transfer instructions, subject to our transfer restrictions, from your designated third party until we receive new instructions in writing from you. You will not be able to make transfers or other changes to your Contract if you have authorized someone else to act under a power of attorney.

CHARGES AND FEES

The following charges and fees are associated with the Contract:

THE CONTINGENT DEFERRED SALES CHARGE

The Contingent Deferred Sales Charge covers some of the expenses relating to the sale and distribution of the Contract, including commissions paid to registered representatives and the cost of preparing sales literature and other promotional activities.

We may assess a Contingent Deferred Sales Charge when you request a full or partial Surrender. The Contingent Deferred Sales Charge is based on the amount you choose to Surrender and how long your Premium Payments have been in the Contract. Each Premium Payment has its own Contingent Deferred Sales Charge schedule. Premium Payments are Surrendered in the order in which they were received. The longer you leave your Premium Payments in the Contract, the lower the Contingent Deferred Sales Charge will be when you Surrender. The amount assessed a Contingent Deferred Sales Charge will not exceed your total Premium Payments.

The percentage used to calculate the Contingent Deferred Sales Charge is equal to:

NUMBER OF YEARS FROM     CONTINGENT DEFERRED
  PREMIUM PAYMENT           SALES CHARGE
---------------------------------------------
         1                        7%
         2                        6%
         3                        6%
         4                        5%
         5                        4%
         6                        3%
         7                        2%
     8 or more                    0%

For example, you made an initial Premium Payment of $10,000 five years ago and an additional Premium Payment of $20,000 one year ago. If you request a partial withdrawal of $15,000 and you have not taken your Annual Withdrawal Amount for the year, we will deduct a Contingent Deferred Sales Charge as follows:

- Hartford will Surrender the Annual Withdrawal Amount which is equal to 15% of your total Premium Payments or $4,500 without charging a Contingent Deferred Sales Charge.

- We will then Surrender the Premium Payments that have been in the Contract the longest.

- That means we would Surrender the entire $10,000 initial Premium Payment and deduct a Contingent Deferred Sales Charge of 4% on that amount, or $400.

- The remaining $500 will come from the additional Premium Payment made one year ago and we will deduct a Contingent Deferred Sales Charge of 7% of the $500, or $35.

- Your Contingent Deferred Sales Charge is $435.


If you have any questions about these charges, please contact your Registered Representative or Hartford.




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THE FOLLOWING SURRENDERS ARE NOT SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE:

- ANNUAL WITHDRAWAL AMOUNT -- During the first seven years from each Premium Payment, you may, each Contract Year, take partial Surrenders up to 15% of the total Premium Payments. If you do not take 15% one year, you may not take more than 15% the next year. These amounts are different for group unallocated Contracts and Contracts issued to a Charitable Remainder Trust.

UNDER THE FOLLOWING SITUATIONS, THE CONTINGENT DEFERRED SALES CHARGE IS WAIVED:

- UPON ELIGIBLE CONFINEMENT AS DESCRIBED IN THE WAIVER OF SALES CHARGE RIDER -- We will waive any Contingent Deferred Sales Charge applicable to a partial or full Surrender if you, the joint Contract Owner or the Annuitant, is confined for at least 180 calendar days to a: (a) facility recognized as a general hospital by the proper authority of the state in which it is located; or (b) facility recognized as a general hospital by the Joint Commission on the Accreditation of Hospitals; or (c) facility certified as a hospital or long-term care facility; or (d) nursing home licensed by the state in which it is located and offers the services of a registered nurse 24 hours a day. If you, the joint Contract Owner or the Annuitant is confined when you purchase or upgrade the Contract, this waiver is not available. For it to apply, you must: (a) have owned the Contract continuously since it was issued, (b) provide written proof of confinement satisfactory to us, and (c) request the Surrender within 91 calendar days of the last day of confinement. This waiver may not be available in all states. Please contact your Registered Representative or us to determine if it is available for you.


- FOR REQUIRED MINIMUM DISTRIBUTIONS -- This allows Annuitants who are age 70 1/2 or older, with a Contract held under an Individual Retirement Account or 403(b) plan, to Surrender an amount equal to the Required Minimum Distribution for the Contract without a Contingent Deferred Sales Charge for one year's required minimum distribution for that Contract Year. All requests for Required Minimum Distributions must be in writing.


THE FOLLOWING SITUATIONS ARE NOT SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE:

- UPON DEATH OF THE ANNUITANT, CONTRACT OWNER OR JOINT CONTRACT OWNER -- No Contingent Deferred Sales Charge will be deducted if the Annuitant Contract Owner or joint Contract Owner dies.

- UPON ANNUITIZATION -- The Contingent Deferred Sales Charge is not deducted when you annuitize the Contract. However, we will charge a Contingent Deferred Sales Charge if the Contract is Surrendered during the Contingent Deferred Sales Charge period under an Annuity Payout Option which allows Surrenders.

- FOR THE HARTFORD'S PRINCIPAL FIRST BENEFIT PAYMENTS -- If your Benefit Payment on your most recent Contract Anniversary exceeds the Annual Withdrawal Amount, we will waive any applicable Contingent Deferred Sales Charge for withdrawals up to that Benefit Payment amount.


- FOR SUBSTANTIALLY EQUAL PERIODIC PAYMENTS -- We will waive the Contingent Deferred Sales Charge if you take partial Surrenders under the Automatic Income Program where you receive a scheduled series of substantially equal periodic payments for the greater of five years or to age 59 1/2.


- UPON CANCELLATION DURING THE RIGHT TO CANCEL PERIOD.


SURRENDER ORDER -- During the Contract Years when a Contingent Deferred Sales Charge applies to the initial Premium Payment, all Surrenders in excess of the Annual Withdrawal Amount (which is equal to 10% of total Premium Payments) will be taken first from Premium Payments, then from earnings. Surrenders from Premium Payments in excess of the Annual Withdrawal Amount will be subject to a Contingent Deferred Sales Charge.



Thereafter, Surrenders will be taken first from earnings, then from Premium Payments not subject to a Contingent Deferred Sales Charge, then from 10% of Premium Payments still subject to a Contingent Deferred Sales Charge and then from Premium Payments subject to a Contingent Deferred Sales Charge on a first-in-first-out basis.


MORTALITY AND EXPENSE RISK CHARGE

For assuming mortality and expense risks under the Contract, we deduct a daily charge at an annual rate of 1.25% of Sub-Account Value. The mortality and expense risk charge is broken into charges for mortality risks and for an expense risk:

- MORTALITY RISK -- There are two types of mortality risks that we assume, those made while your Premium Payments are accumulating and those made once Annuity Payouts have begun.

During the period your Premium Payments are accumulating, we are required to cover any difference between the Death Benefit paid and the Surrender Value. These differences may occur during periods of declining value or in periods where the Contingent Deferred Sales Charges would have been applicable. The risk that we bear during this period is that actual mortality rates, in aggregate, may exceed expected mortality rates.

Once Annuity Payouts have begun, we may be required to make Annuity Payouts as long as the Annuitant is living, regardless of how long the Annuitant lives. The risk that we bear during this period is that the actual mortality rates, in aggregate, may be lower than the expected mortality rates.

- EXPENSE RISK -- We also bear an expense risk that the Contingent Deferred Sales Charges and the Annual Maintenance Fee collected before the Annuity Commencement Date may not be enough to cover the actual cost of selling, distributing and administering the Contract.

Although variable Annuity Payouts will fluctuate with the performance of the underlying Fund selected, your Annuity Payouts will NOT be affected by (a) the actual mortality



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experience of our Annuitants, or (b) our actual expenses if they are greater than the deductions stated in the Contract. Because we cannot be certain how long our Annuitants will live, we charge this percentage fee based on the mortality tables currently in use. The mortality and expense risk charge enables us to keep our commitments and to pay you as planned.

If the mortality and expense risk charge under a Contract is insufficient to cover our actual costs, we will bear the loss. If the mortality and expense risk charge exceeds these costs, we keep the excess as profit. We may use these profits for any proper corporate purpose including, among other things, payment of sales expenses. We expect to make a profit from the mortality and expense risk charge.

ADMINISTRATIVE CHARGE

For administration, we apply a daily charge at the rate of 0.15% per year against all Contract Values held in the Separate Account during both the accumulation and annuity phases of the Contract. There is not necessarily a relationship between the amount of administrative charge imposed on a given Contract and the amount of expenses that may be attributable to that Contract; expenses may be more or less than the charge.

ANNUAL MAINTENANCE FEE

The Annual Maintenance Fee is a flat fee that is deducted from your Contract Value to reimburse us for expenses relating to the administrative maintenance of the Contract and the Accounts. The annual $30 charge is deducted on a Contract Anniversary or when the Contract is fully Surrendered if the Contract Value at either of those times is less than $50,000. The charge is deducted proportionately from each Account in which you are invested.

WHEN IS THE ANNUAL MAINTENANCE FEE WAIVED?

We will waive the Annual Maintenance Fee if your Contract Value is $50,000 or more on your Contract Anniversary or when you fully Surrender your Contract. In addition, we will waive one Annual Maintenance Fee for Contract Owners who own more than one Contract with a combined Contract Value between $50,000 and $100,000. If you have multiple Contracts with a combined Contract Value of $100,000 or greater, we will waive the Annual Maintenance Fee on all Contracts. However, we may limit the number of waivers to a total of six Contracts. We also may waive the Annual Maintenance Fee under certain other conditions. We do not include contracts from our Putnam Hartford line of variable annuity contracts with the Contracts when we combine Contract Value for purposes of this waiver.

PREMIUM TAXES

We deduct Premium Taxes, if required, by a state or other government agency. Some states collect the taxes when Premium Payments are made; others collect at Annuitization. Since we pay Premium Taxes when they are required by applicable law, we may deduct them from your Contract when we pay the taxes, upon Surrender, or on the Annuity Commencement Date. The Premium Tax rate varies by state or municipality. Currently, the maximum rate charged by any state is 3.5% and 1% in Puerto Rico.

CHARGES AGAINST THE FUNDS


ANNUAL FUND OPERATING EXPENSES -- The Separate Account purchases shares of the Funds at net asset value. The net asset value of the Fund reflects investment advisory fees and administrative expenses already deducted from the assets of the Funds. These charges are described in the Funds' prospectuses.


THE HARTFORD'S PRINCIPAL FIRST CHARGE


The Hartford's Principal First is an option that can be elected at an additional charge. We will deduct this charge on a daily basis based on your Contract Value invested in the Sub-Accounts. Once you elect this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts. You may elect the annuitization option at any time. If you bought your contract on or after August 5, 2002, you can elect to add this benefit to your Contract for an additional charge on a daily basis that is equal to an annual charge of 0.35% of your Contract Value invested in the Sub-Accounts. If you bought your Contract before August 5, 2002, you can elect to add this benefit to your Contract at the current charge.


OPTIONAL DEATH BENEFIT CHARGE

If you elect the Optional Death Benefit, we will subtract an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.15% of your Contract Value invested in the Sub-Accounts. Once you elect this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts.

EARNINGS PROTECTION BENEFIT CHARGE

If you elect the Earnings Protection Benefit, we will subtract an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.20% of your Contract Value invested in the Sub-Accounts. Once you elect this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts.

REDUCED FEES AND CHARGES

WE MAY OFFER, IN OUR DISCRETION, REDUCED FEES AND CHARGES INCLUDING, BUT NOT LIMITED TO CONTINGENT DEFERRED SALES CHARGES, THE MORTALITY AND EXPENSE RISK CHARGE, AND THE ANNUAL MAINTENANCE FEE, FOR CERTAIN CONTRACTS (INCLUDING EMPLOYER SPONSORED SAVINGS PLANS) WHICH MAY RESULT IN DECREASED COSTS AND EXPENSES. REDUCTIONS IN THESE FEES AND CHARGES WILL NOT BE UNFAIRLY DISCRIMINATORY AGAINST ANY CONTRACT OWNER.

THE HARTFORD'S PRINCIPAL FIRST


The Hartford's Principal First is an option that can be elected at an additional charge if we offer this rider at that time. Once you elect this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts. We reserve the right to treat all Contracts issued to you by Hartford or one of its affiliates within a calendar year as one Contract for purposes of The Hartford's Principal First. This




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22                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

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means that if you purchase two Contracts from us in any twelve month period and elect The Hartford's Principal First on both Contracts, withdrawals from one Contract will be treated as withdrawals from the other Contract.

If you elect The Hartford's Principal First when you purchase your Contract, your initial Premium Payment is equal to the maximum payouts (the "Benefit Amount"). If you elect this option at a later date, your Contract Value on the date we add the benefit to your Contract is equal to the initial Benefit Amount. The Benefit Amount can never be more than $5 million dollars. The Benefit Amount is reduced as you take withdrawals. The Hartford's Principal First operates as a guarantee of the Benefit Amount. Benefit Payments under The Hartford's Principal First are treated as partial Surrenders and are deducted from your Contract Value.

Once the initial Benefit Amount has been determined, Hartford calculates the maximum guaranteed payment that may be made each year ("Benefit Payment"). The Benefit Payment is equal to 7% of the initial Benefit Amount. If you do not take 7% one year, you may not take more than 7% the next year. The Benefit Payment can be divided up and taken on any payment schedule that you request. You can continue to take Benefit Payments until the Benefit Amount has been depleted.

If you Surrender more than the Benefit Payment out of your Contract in any one year we will recalculate the Benefit Amount. If you establish The Hartford's Principal First when you purchase your Contract, we count one year as the time between each Contract Anniversary. If you establish the benefit at any time after purchase, we count one year as the time between the date we added the option to your Contract and your next Contract Anniversary, which could be less than a year. Anytime we re-calculate your Benefit Amount or your Benefit Payment we count one year as the time between the date we re-calculate and your next Contract Anniversary, which could be less than a year.

If, in one year, your Surrenders total more than your Benefit Payment out of your Contract we will re-calculate your Benefit Amount and your Benefit Payment may be lower in the future. We recalculate your Benefit Amount by comparing the results of two calculations. First we deduct the amount of the last Surrender from your Contract Value ("New Contract Value") and then we deduct the amount of the last Surrender from the Benefit Amount ("New Benefit Amount"). Then we compare those results:

- If the New Contract Value is more than or equal to the New Benefit Amount, and more than or equal to the Premium Payments invested in the Contract before the Surrender, the Benefit Payment is unchanged.

- If the New Contract Value is more than or equal to the New Benefit Amount, but less than the Premium Payments invested in the Contract before the Surrender, we have to recalculate your Benefit Payment. Your Benefit Payment becomes 7% of the greater of your New Contract Value and New Benefit Amount.

- If the New Contract Value is less than the New Benefit Amount, we have to recalculate your Benefit Payment. We recalculate the Benefit Payment by comparing the "old" Benefit Payment to 7% of the New Benefit Amount and your Benefit Payment becomes the lower of those two values. Your New Benefit Amount is then equal to the New Contract Value.

If your Benefit Payment on your most recent Contract Anniversary exceeds the Annual Withdrawal Amount, we will waive any applicable Contingent Deferred Sales Charge for withdrawals up to that Benefit Payment amount.


Any additional Premium Payments made to your Contract will cause the Benefit Amount to be increased on a dollar-for-dollar basis. The Benefit Payment will equal the prior Benefit Payment plus 7% of the additional Premium Payment for The Hartford's Principal First.


If you change the ownership or assign this Contract to someone other than your spouse anytime after one year of electing The Hartford's Principal First, we will recalculate the Benefit Amount and the Benefit Payment may be lower in the future.

The Benefit Amount will be recalculated to equal the lesser of:

- The Benefit Amount immediately prior to the ownership change or assignment, or

- The Contract Value at the time of the ownership change or assignment.

Any time after the 5th year The Hartford's Principal First has been in effect, you may elect to "step-up" the benefit. If you choose to "step-up" the benefit, your Benefit Amount is re-calculated to equal your total Contract Value. Your Benefit Payment then becomes 7% of the new Benefit Amount, and will never be less than your existing Benefit Payment. You cannot elect to "step-up" if your current Benefit Amount is higher than your Contract Value. Any time after the 5th year the "step-up" benefit has been in place, you may choose to "step-up" the benefit again. Contract Owners who become owners by virtue of the Spousal Contract Continuation provision of the Contract can "step-up" without waiting for the 5th year their Contract has been in force.


We currently allow you to "step-up" on any day after the 5th year the benefit has been in effect, however, in the future we may only allow a "step-up" to occur on your Contract Anniversary. At the time you elect to "step-up," we may be charging more for The Hartford's Principal First, but in no event will this charge exceed 0.75% annually. Regardless of when you bought your Contract, upon "step-up" we will charge you the current charge. Before you decide to "step-up," you should request a current prospectus which will describe the current charge for this Benefit.



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HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               23

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Each Surrender you make as a Benefit Payment reduces the amount you may
Surrender under your Annual Withdrawal Amount. Surrenders in excess of your Benefit Payment include any applicable Contingent Deferred Sales Charge.


You can Surrender your Contract any time, even if you have The Hartford's Principal First, however, you will receive your Contract Value at the time you request the Surrender with any applicable charges deducted and not the Benefit Amount or the Benefit Payment amount you would have received under The Hartford's Principal First. If you still have a Benefit Amount after you Surrender all of your Contract Value or your Contract Value is reduced to zero, you will still receive a Benefit Payment through an Annuity Payout option called The Hartford's Principal First Payout Option until your Benefit Amount is depleted. While you are receiving payments, you may not make additional Premium Payments, and if you die before you receive all of your payments, your Beneficiary will continue to receive the remaining payments.

If you elect The Hartford's Principal First and later decide to annuitize your Contract, you may choose another Annuity Payout Option in addition to those Annuity Payout Options offered in the Contract. Under this Annuity Payout Option, called The Hartford's Principal First Payout Option, Hartford will pay a fixed dollar amount for a specific number of years ("Payout Period"). If you, the joint Contract Owner or the Annuitant should die before the Payout Period is complete the remaining payments will be made to the Beneficiary. The Payout Period is determined on the Annuity Calculation Date and it will equal the current Benefit Amount divided by the Benefit Payment. The total amount of the Annuity Payouts under this option will be equal to the Benefit Amount. We may offer other Payout Options.

If you, the joint Contract Owner or Annuitant die before you receive all the Benefit Payments guaranteed by Hartford, the Beneficiary may elect to take the remaining Benefit Payments or any of the death benefit options offered in your Contract.

Qualified Contracts are subject to certain federal tax rules requiring that minimum distributions be withdrawn from the Contract on an annual basis, usually beginning after age 70 1/2. These withdrawals are called Required Minimum Distributions. A Required Minimum Distribution may exceed your Benefit Payment, causing a recalculation of your Benefit Amount. Recalculation of your Benefit Amount may result in a lower Benefit Payment in the future. For qualified Contracts, The Hartford's Principal First cannot be elected if the Contract Owner or Annuitant is age 81 or older.

For examples on how The Hartford's Principal First is calculated, please see "Appendix III."

DEATH BENEFIT

WHAT IS THE DEATH BENEFIT AND HOW IS IT CALCULATED?

The Death Benefit is the amount we will pay if the Contract Owner, joint Contract Owner, or the Annuitant die before we begin to make Annuity Payouts. The Death Benefit is calculated when we receive a certified death certificate or other legal document acceptable to us.

Unless the Beneficiary provides us with instructions to reallocate the Death Benefit among the Accounts, the calculated Death Benefit will remain invested in the same Accounts, according to the Contract Owner's last instructions until we receive complete written settlement instructions from the Beneficiary. Therefore, the Death Benefit amount will fluctuate with the performance of the underlying Funds. When there is more than one Beneficiary, we will calculate the Accumulation Units for each Sub-Account and the dollar amount for the Fixed Accumulation Feature for each Beneficiary's portion of the proceeds.

If death occurs before the Annuity Commencement Date, the Death Benefit is the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders; or

- The Contract Value of your Contract; or

- The Maximum Anniversary Value, which is described below.

The Maximum Anniversary Value is based on a series of calculations on Contract Anniversaries of Contract Values, Premium Payments and partial Surrenders. We will calculate an Anniversary Value for each Contract Anniversary prior to the deceased's 81st birthday or date of death, whichever is earlier.

If you purchase your Contract on or after May 1, 2002, the Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:

- Your Anniversary Value is increased by the dollar amount of any Premium Payments made since the Contract Anniversary; and

- Your Anniversary Value is reduced proportionally for any partial Surrenders. We calculate the proportion based on the amount of any partial Surrenders since the Contract Anniversary divided by your Contract Value at the time of Surrender.

If you purchase your Contract before May 1, 2002, the Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:

- Your Anniversary Value is increased by the dollar amount of any Premium Payments made since the Contract Anniversary; and

- Your Anniversary Value is reduced by the dollar amount of any partial Surrenders since the Contract Anniversary.

The Maximum Anniversary Value is equal to the greatest Anniversary Value attained from this series of calculations.

OPTIONAL DEATH BENEFIT -- You may also elect the Optional Death Benefit for an additional charge. The Optional Death Benefit adds the Interest Accumulation Value to the Death Benefit calculation.



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The Interest Accumulation Value will be:

- Your Contract Value on the date we add the Optional Death Benefit to your Contract;

- Plus any Premium Payments made after the Optional Death Benefit is added;

- Minus any partial Surrenders after the Optional Death Benefit is added;

- Compounded daily at an annual interest rate of 5%.

If you have taken any partial Surrenders, the Interest Accumulation Value will be adjusted to reduce the Optional Death Benefit proportionally for any partial Surrenders.

On or after the deceased's 81st birthday or date of death, the Interest Accumulation Value will not continue to compound, but will be adjusted to add any Premium Payments or subtract any partial Surrenders.

The Optional Death Benefit is limited to a maximum of 200% of Contract Value on the date the Optional Death Benefit was added to your Contract plus Premium Payments not previously withdrawn made after the Optional Death Benefit was added to your Contract. We subtract proportional adjustments for any partial Surrenders. For examples on how the Optional Death Benefit is calculated see "Appendix II."

The Optional Death Benefit may not be available if the Contract Owner or Annuitant is age 76 or older. The Optional Death Benefit is not available in Washington. Once you elect the Optional Death Benefit, you cannot cancel it.

EARNINGS PROTECTION BENEFIT -- You may also elect the Earnings Protection Benefit at an additional charge. The Earnings Protection Benefit may not currently be available in your state and is not available in Washington. You cannot elect the Earnings Protection Benefit if you or your Annuitant is age 76 or older. Once you elect the Earnings Protection Benefit, you cannot cancel it. If you elect the Earnings Protection Benefit in Pennsylvania, you may cancel it within 10 days after you receive it.

If you and your Annuitant are age 69 or under on the date the Earnings Protection Benefit is added to your Contract, the Earnings Protection Benefit is the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders; or

- The Maximum Anniversary Value; or

- Your Contract Value on the date we receive a death certificate or other legal document acceptable to us, plus 40% of the Contract gain since the date the Earnings Protection Benefit was added to your Contract.

We determine any Contract gain by comparing your Contract Value on the date you added the Earnings Protection Benefit to your Contract to your Contract Value on the date we calculate the Death Benefit. We deduct any Premium Payments and add adjustments for any partial Surrenders made during that time.

We make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender.

Your Contract gain is limited to or "capped" at a maximum of 200% of Contract Value on the date the Earnings Protection Benefit was added to your Contract plus Premium Payments not previously withdrawn made after the Earnings Protection Benefit was added to your Contract, excluding any Premium Payments made in the 12 months before the date of death. We subtract any adjustments for partial Surrenders.

Hartford takes 40% of either the Contract gain or the capped amount and adds it back to your Contract Value to complete the Death Benefit calculation. If you or your Annuitant are age 70 through 75, we add 25% of the Contract gain or capped amount back to Contract Value to complete the Death Benefit calculation. The percentage used for the Death Benefit calculation is determined by the oldest age of you and your Annuitant at the time the Earnings Protection Benefit is added to your Contract.

FOR EXAMPLE: Assuming that:

- The Contract Value on the date we received proof of death plus 40% of the Contract gain was the greatest of the three death benefit calculations,

- You elected the Earnings Protection Benefit when you purchased your Contract,

- You made a single Premium Payment of $100,000,

- You took no partial Surrenders,

- The Contract Value on the date we receive proof of death was $400,000.

Hartford would calculate the Contract gain as follows:

- Contract Value on the date we receive proof of death equals $400,000,

- Minus the Contract Value on the date the Earnings Protection Benefit was added to your Contract or $100,000 = $300,000.

To determine if the cap applies:

- Hartford calculates the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($100,000),

- Plus Premium Payments made since that date ($0),

- Minus Premium Payments made in the 12 months prior to death ($0),

Which equals $100,000. The cap is 200% of $100,000, which is $200,000.

In this situation the cap applies, so Hartford takes 40% of $200,000 or $80,000 and adds that to the Contract Value on the date we receive proof of death and the total Death Benefit with the Earnings Protection Benefit is $480,000.



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HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               25

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Before you purchase the Earnings Protection Benefit, you should also consider the following:

- If your Contract has no gain when Hartford calculates the Death Benefit, Hartford will not pay an Earnings Protection Benefit.

- Partial Surrenders can reduce or eliminate your Contract gain. So if you plan to make partial Surrenders, there may be no Earnings Protection Benefit.

- If you transfer ownership of your Contract, or your spouse continues your Contract after your death, and the new Contract Owner would have been ineligible for the Earnings Protection Benefit when it was added to your Contract, the Earnings Protection Benefit charge will continue to be deducted even though no Earnings Protection Benefit will be payable.

ADDITIONAL INFORMATION ABOUT THE DEATH BENEFITS

For more information on how these optional benefits may affect your taxes, please see the section entitled, "Federal Tax Considerations," under sub-section entitled "Taxation of Annuities -- General Provisions Affecting Contracts Not Held in Tax-Qualified Retirement Plans."

The total death benefits payable as a result of the death of any one person under one or more deferred variable annuities issued by Hartford or its affiliates after May 1, 2002, and aggregate Premium Payments total $5 million or more, cannot exceed the greater of:

- The aggregate Premium Payments minus any Surrenders;

- The aggregate Contract Value plus $1 million.

However, if you add Premium Payments to any of your Contracts such that aggregate Premium Payments total to $5 million or more, the aggregate death benefit will be the greater of the maximum death benefit above or:

- The aggregate Contract Value; plus

- The aggregate death benefits in excess of the aggregate Contract Values at the time you added the Premium Payments to your Contracts.

Any reduction in death benefits to multiple variable annuity contracts will be in proportion to the Contract Value of each contract at the time of reduction.

HOW IS THE DEATH BENEFIT PAID?

The Death Benefit may be taken in one lump sum or under any of the Annuity Payout Options then being offered by us, unless the Contract Owner has designated the manner in which the Beneficiary will receive the Death Benefit. On the date we receive complete instructions from the Beneficiary, we will compute the Death Benefit amount to be paid out or applied to a selected Annuity Payout Option. When there is more than one Beneficiary, we will calculate the Death Benefit amount for each Beneficiary's portion of the proceeds and then pay it out or apply it to a selected Annuity Payout Option according to each Beneficiary's instructions. If we receive the complete instructions on a Non-Valuation Day, computations will take place on the next Valuation Day.

If your Beneficiary elects to receive the Death Benefit amount as a lump sum payment, we may transfer that amount to our General Account and issue the Beneficiary a draftbook. The Beneficiary can write one draft for total payment of the Death Benefit, or keep the money in the General Account and write drafts as needed. We will credit interest at a rate determined periodically in our sole discretion. For Federal income tax purposes, the Beneficiary will be deemed to have received the lump sum payment on transfer of the Death Benefit amount to the General Account. The interest will be taxable to the Beneficiary in the tax year that it is credited. If the Beneficiary resides, or the Contract was purchased in a state that imposes restrictions on this method of lump sum payment, we may issue a check to the Beneficiary.

The Beneficiary may elect under the Annuity Proceeds Settlement Option "Death Benefit Remaining with the Company" to leave proceeds from the Death Benefit invested with us for up to five years from the date of death if death occurred before the Annuity Commencement Date. Once we receive a certified death certificate or other legal documents acceptable to us, the Beneficiary can: (a) make Sub-Account transfers and (b) take Surrenders without paying Contingent Deferred Sales Charges.

The Beneficiary of a non-qualified Contract or IRA may also elect the "Single Life Expectancy Only" option. This option allows the Beneficiary to take the Death Benefit in a series of payments spread over a period equal to the Beneficiary's remaining life expectancy. Distributions are calculated based on IRS life expectancy tables. This option is subject to different limitations and conditions depending on whether the Contract is non-qualified or an IRA.

REQUIRED DISTRIBUTIONS -- If the Contract Owner dies before the Annuity Commencement Date, the Death Benefit must be distributed within five years after death or be distributed under a distribution option or Annuity Payout Option that satisfies the Alternatives to the Required Distributions described below.

If the Contract Owner dies on or after the Annuity Commencement Date under an Annuity Payout Option that permits the Beneficiary to elect to continue Annuity Payouts or receive the Commuted Value, any remaining value must be distributed at least as rapidly as under the payment method being used as of the Contract Owner's death.

If the Contract Owner is not an individual (e.g. a trust), then the original Annuitant will be treated as the Contract Owner in the situations described above and any change in the original Annuitant will be treated as the death of the Contract Owner.

WHAT SHOULD THE BENEFICIARY CONSIDER?

ALTERNATIVES TO THE REQUIRED DISTRIBUTIONS -- The selection of an Annuity Payout Option and the timing of the selection will have an impact on the tax treatment of the Death Benefit. To receive favorable tax treatment, the Annuity Payout Option selected: (a) cannot extend beyond the Beneficiary's life or life expectancy, and (b) must begin within one year of the date of death.

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26                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

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If these conditions are NOT met, the Death Benefit will be treated as a lump sum payment for tax purposes. This sum will be taxable in the year in which it is considered received.

SPOUSAL CONTRACT CONTINUATION -- If the Contract Owner dies and a Beneficiary is the Contract Owner's spouse, that portion of the Contract for which the spouse is considered the Beneficiary will continue with the spouse as Contract Owner, unless the spouse elects to receive the Death Benefit as a lump sum payment or as an annuity payment option. If the Contract continues with the spouse as Contract Owner, we will adjust the Contract Value to the amount that we would have paid as the Death Benefit payment, had the spouse elected to receive the Death Benefit as a lump sum payment. Spousal Contract continuation will only apply one time for each Contract.

If your spouse continues any portion of the Contract as Contract Owner and elects the Earnings Protection Benefit, Hartford will use the date the Contract is continued with your spouse as Contract Owner as the date the Earnings Protection Benefit was added to the Contract. The percentage used for the Earnings Protection Benefit will be determined by the oldest age of any remaining joint Contract Owner or Annuitant at the time the Contract is continued.

WHO WILL RECEIVE THE DEATH BENEFIT?

The distribution of the Death Benefit applies only when death is before the Annuity Commencement Date.

If death occurs on or after the Annuity Commencement Date, there may be no payout at death unless the Contract Owner has elected an Annuity Payout Option that permits the Beneficiary to elect to continue Annuity Payouts or receive the Commuted Value.

IF DEATH OCCURS BEFORE THE ANNUITY COMMENCEMENT DATE:

IF THE DECEASED IS THE . . .                AND . . .                        AND . . .                     THEN THE . . .
Contract Owner                   There is a surviving joint       The Annuitant is living or      Joint Contract Owner receives
                                 Contract Owner                   deceased                        the Death Benefit.
Contract Owner                   There is no surviving joint      The Annuitant is living or      Designated Beneficiary receives
                                 Contract Owner                   deceased                        the Death Benefit.
Contract Owner                   There is no surviving joint      The Annuitant is living or      Contract Owner's estate
                                 Contract Owner and the           deceased                        receives the Death Benefit.
                                 Beneficiary predeceases the
                                 Contract Owner
Annuitant                        The Contract Owner is living     There is no named Contingent    The Contract Owner becomes the
                                                                  Annuitant                       Contingent Annuitant and the
                                                                                                  Contract continues. The
                                                                                                  Contract Owner may waive this
                                                                                                  presumption and receive the
                                                                                                  Death Benefit.
Annuitant                        The Contract Owner is living     The Contingent Annuitant is     Contingent Annuitant becomes
                                                                  living                          the Annuitant, and the Contract
                                                                                                  continues.
Annuitant                        The Contract Owner is a trust    There is no named Contingent    The Contract Owner receives the
                                 or other non-natural person      Annuitant                       Death Benefit.

IF DEATH OCCURS ON OR AFTER THE ANNUITY COMMENCEMENT DATE:

IF THE DECEASED IS THE . . .                        AND . . .                                      THEN THE . . .
Contract Owner                   The Annuitant is living                          Designated Beneficiary becomes the Contract
                                                                                  Owner.
Annuitant                        The Contract Owner is living                     Contract Owner receives a payout at death, if
                                                                                  any.
Annuitant                        The Annuitant is also the Contract Owner         Designated Beneficiary receives a payout at
                                                                                  death, if any.

THESE ARE THE MOST COMMON DEATH BENEFIT SCENARIOS, HOWEVER, THERE ARE OTHERS. SOME OF THE ANNUITY PAYOUT OPTIONS MAY NOT RESULT IN A PAYOUT AT DEATH. FOR MORE INFORMATION ON ANNUITY PAYOUT OPTIONS THAT MAY NOT RESULT IN A PAYOUT AT DEATH PLEASE SEE THE SECTION ENTITLED "ANNUITY PAYOUTS." IF YOU HAVE QUESTIONS ABOUT THESE AND ANY OTHER SCENARIOS, PLEASE CONTACT YOUR REGISTERED REPRESENTATIVE OR US.



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SURRENDERS

WHAT KINDS OF SURRENDERS ARE AVAILABLE?

FULL SURRENDERS BEFORE THE ANNUITY COMMENCEMENT DATE -- When you Surrender your Contract before the Annuity Commencement Date, the Surrender Value of the Contract will be made in a lump sum payment. The Surrender Value is the Contract Value minus any applicable Premium Taxes, Contingent Deferred Sales Charges and the Annual Maintenance Fee. The Surrender Value may be more or less than the amount of the Premium Payments made to a Contract.

PARTIAL SURRENDERS BEFORE THE ANNUITY COMMENCEMENT DATE -- You may request a partial Surrender of Contract Values at any time before the Annuity Commencement Date. We will deduct any applicable Contingent Deferred Sales Charge. You can ask us to deduct the Contingent Deferred Sales Charge from the amount you are Surrendering or from your remaining Contract Value. If we deduct the Contingent Deferred Sales Charge from your remaining Contract Value, that amount will also be subject to Contingent Deferred Sales Charge.

There are two restrictions on partial Surrenders before the Annuity Commencement Date:

- The partial Surrender amount must be at least equal to $100, our current minimum for partial Surrenders, and

- The Contract must have a minimum Contract Value of $500 after the Surrender. We will close your Contract and pay the full Surrender Value if the Contract Value is under the minimum after the Surrender. The minimum Contract Value in Texas must be $1,000 after the Surrender with no Premium Payments made during the prior two Contract Years.

FULL SURRENDERS AFTER THE ANNUITY COMMENCEMENT DATE -- You may Surrender your Contract on or after the Annuity Commencement Date only if you selected the Payments For a Period Certain variable dollar amount Annuity Payout Option. Under this option, we pay you the Commuted Value of your Contract minus any applicable Contingent Deferred Sales Charges. The Commuted Value is determined on the day we receive your written request for Surrender.

PARTIAL SURRENDERS AFTER THE ANNUITY COMMENCEMENT DATE -- Partial Surrenders are permitted after the Annuity Commencement Date if you select the Life Annuity With Payments for a Period Certain, Joint and Last Survivor Life Annuity With Payments for a Period Certain or the Payment for a Period Certain Annuity Payout Options. You may take partial Surrenders of amounts equal to the Commuted Value of the payments that we would have made during the "Period Certain" for the number of years you select under the Annuity Payout Option that we guarantee to make Annuity Payouts.

To qualify for partial Surrenders under these Annuity Payout Options you must elect a variable dollar amount Annuity Payout and you must make the Surrender request during the Period Certain.

Hartford will deduct any applicable Contingent Deferred Sales Charges.

If you elect to take the entire Commuted Value of the Annuity Payouts we would have made during the Period Certain, Hartford will not make any Annuity Payouts during the remaining Period Certain. If you elect to take only some of the Commuted Value of the Annuity Payouts we would have made during the Period Certain, Hartford will reduce the remaining Annuity Payouts during the remaining Period Certain. Annuity Payouts that are to be made after the Period Certain is over will not change.

Please check with your qualified tax adviser because there could be adverse tax consequences for partial Surrenders after the Annuity Commencement Date.

HOW DO I REQUEST A SURRENDER?

Requests for full Surrenders must be in writing. Requests for partial Surrenders can be made in writing or by telephone. We will send your money within seven days of receiving complete instructions. However, we may postpone payment of Surrenders whenever: (a) the New York Stock Exchange is closed, (b) trading on the New York Stock Exchange is restricted by the SEC, (c) the SEC permits and orders postponement or (d) the SEC determines that an emergency exists to restrict valuation.

WRITTEN REQUESTS -- To request a full or partial Surrender, complete a Surrender Form or send us a letter, signed by you, stating:

- The dollar amount that you want to receive, either before or after we withhold taxes and deduct for any applicable charges,

- Your tax withholding amount or percentage, if any, and

- Your mailing address.

If there are joint Contract Owners, both must authorize all Surrenders. For a partial Surrender, specify the Accounts that you want your Surrender to come from, otherwise, the Surrender will be taken in proportion to the value in each Account.

TELEPHONE REQUESTS -- To request a partial Surrender by telephone, we must have received your completed Telephone Redemption Program Enrollment Form. If there are joint Contract Owners, both must sign this form. By signing the form, you authorize us to accept telephone instructions for partial Surrenders from either Contract Owner. Telephone authorization will remain in effect until we receive a written cancellation notice from you or your joint Contract Owner, we discontinue the program, or you are no longer the owner of the Contract. There are some restrictions on telephone surrenders, please call us with any questions.

We may record telephone calls and use other procedures to verify information and confirm that instructions are genuine. We will not be liable for losses or expenses arising from telephone instructions reasonably believed to be genuine. WE MAY MODIFY THE REQUIREMENTS FOR TELEPHONE REDEMPTIONS AT ANY TIME.



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28                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

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Telephone Surrender instructions received before the close of the New York
Stock Exchange will be processed on that Valuation Day. Otherwise, your request will be processed on the next Valuation Day.

COMPLETING A POWER OF ATTORNEY FORM FOR ANOTHER PERSON TO ACT ON YOUR BEHALF MAY PREVENT YOU FROM MAKING SURRENDERS VIA TELEPHONE.

WHAT SHOULD BE CONSIDERED ABOUT TAXES?

There are certain tax consequences associated with Surrenders:

PRIOR TO AGE 59 1/2 -- If you make a Surrender prior to age 59 1/2, there may be adverse tax consequences including a 10% federal income tax penalty on the taxable portion of the Surrender payment. Surrendering before age 59 1/2 may also affect the continuing tax-qualified status of some Contracts.

WE DO NOT MONITOR SURRENDER REQUESTS. TO DETERMINE WHETHER A SURRENDER IS PERMISSIBLE, WITH OR WITHOUT FEDERAL INCOME TAX PENALTY, PLEASE CONSULT YOUR PERSONAL TAX ADVISER.

MORE THAN ONE CONTRACT ISSUED IN THE SAME CALENDAR YEAR -- If you own more than one contract issued by us or our affiliates in the same calendar year, then these contracts may be treated as one contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. Please consult your tax adviser for additional information.

INTERNAL REVENUE CODE SECTION 403(b) ANNUITIES -- As of December 31, 1988, all
section 403(b) annuities have limits on full and partial Surrenders. Contributions to your Contract made after December 31, 1988 and any increases in cash value after December 31, 1988 may not be distributed unless you are:
(a) age 59 1/2, (b) no longer employed, (c) deceased, (d) disabled, or (e) experiencing a financial hardship (cash value increases may not be distributed for hardships prior to age 59 1/2). Distributions prior to age 59 1/2 due to financial hardship; unemployment or retirement may still be subject to a penalty tax of 10%.

WE ENCOURAGE YOU TO CONSULT WITH YOUR QUALIFIED TAX ADVISER BEFORE MAKING ANY SURRENDERS. PLEASE SEE THE "FEDERAL TAX CONSIDERATIONS" SECTION FOR MORE INFORMATION.

ANNUITY PAYOUTS

THIS SECTION DESCRIBES WHAT HAPPENS WHEN WE BEGIN TO MAKE REGULAR ANNUITY PAYOUTS FROM YOUR CONTRACT. YOU, AS THE CONTRACT OWNER, SHOULD ANSWER FIVE
QUESTIONS:

- When do you want Annuity Payouts to begin?

- Which Annuity Payout Option do you want to use?

- How often do you want the Payee to receive Annuity Payouts?

- What is the Assumed Investment Return?

- Do you want Annuity Payouts to be fixed dollar amount or variable dollar amount?


Please check with your Registered Representative to select the Annuity Payout Option that best meets your income needs.


1. WHEN DO YOU WANT ANNUITY PAYOUTS TO BEGIN?


You select an Annuity Commencement Date when you purchase your Contract or at any time before you begin receiving Annuity Payouts. If the annuity reaches the maximum Annuity Commencement Date, which is the later of the 10th Contract Anniversary or the date the annuitant reaches age 90, the Contract will automatically be annuitized unless we and the Owner(s) agree to extend the Annuity Commencement Date, which approval may be withheld or delayed for any reason. If this Contract is issued to the trustee of a Charitable Remainder Trust, the Annuity Commencement Date may be deferred to the Annuitant's 100th birthday.


The Annuity Calculation Date is when the amount of your Annuity Payout is determined. This occurs within five Valuation Days before your selected Annuity Commencement Date.

All Annuity Payouts, regardless of frequency, will occur on the same day of the month as the Annuity Commencement Date. After the initial payout, if an Annuity Payout date falls on a Non-Valuation Day, the Annuity Payout is computed on the prior Valuation Day. If the Annuity Payout date does not occur in a given month due to a leap year or months with only 28 days (i.e. the 31st), the Annuity Payout will be computed on the last Valuation Day of the month.

2. WHICH ANNUITY PAYOUT OPTION DO YOU WANT TO USE?

Your Contract contains the Annuity Payout Options described below. The Annuity Proceeds Settlement Option is an option that can be elected by the Beneficiary and is described in the "Death Benefit" section. We may at times offer other Annuity Payout Options. Once we begin to make Annuity Payouts, the Annuity Payout Option cannot be changed.

LIFE ANNUITY

We make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, we stop making Annuity Payouts. A Payee would receive only one Annuity Payout if the Annuitant dies after the first payout, two Annuity Payouts if the Annuitant dies after the second payout, and so forth.

LIFE ANNUITY WITH A CASH REFUND

We will make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, if the Annuity Payouts already made are less than the Contract Value on the Annuity Commencement Date minus any Premium Tax, the remaining value will be paid to the Beneficiary. The remaining value is equal to the Contract Value minus any Premium Tax minus the Annuity Payouts already made. This option is only available for Annuity



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Payouts using the 5% Assumed Investment Return or fixed dollar amount Annuity
Payouts.

LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN

We will make Annuity Payouts as long as the Annuitant is living, but we at least guarantee to make Annuity Payouts for a time period you select, between 5 years and 100 years minus the Annuitant's age. If the Annuitant dies before the guaranteed number of years have passed, then the Beneficiary may elect to continue Annuity Payouts for the remainder of the guaranteed number of years or receive the Commuted Value in one sum.

JOINT AND LAST SURVIVOR LIFE ANNUITY

We will make Annuity Payouts as long as the Annuitant and Joint Annuitant are living. When one Annuitant dies, we continue to make Annuity Payouts until that second Annuitant dies. When choosing this option, you must decide what will happen to the Annuity Payouts after the first Annuitant dies. You must select Annuity Payouts that:

- Remain the same at 100%, or

- Decrease to 66.67%, or

- Decrease to 50%.

For variable Annuity Payouts, these percentages represent Annuity Units; for fixed Annuity Payouts, they represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.

JOINT AND LAST SURVIVOR LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN

We will make Annuity Payouts as long as either the Annuitant or Joint Annuitant are living, but we at least guarantee to make Annuity Payouts for a time period you select, between 5 years and 100 years minus your younger Annuitant's age. If the Annuitant and the Joint Annuitant both die before the guaranteed number of years have passed, then the Beneficiary may continue Annuity Payouts for the remainder of the guaranteed number of years or receive the Commuted Value in one sum.

When choosing this option, you must decide what will happen to the Annuity Payouts after the first Annuitant dies. You must select Annuity Payouts that:

- Remain the same at 100%, or

- Decrease to 66.67%, or

- Decrease to 50%.

For variable dollar amount Annuity Payouts, these percentages represent Annuity Units. For fixed dollar amount Annuity Payouts, these percentages represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.

PAYMENTS FOR A PERIOD CERTAIN

We agree to make payments for a specified time. The minimum period that you can select is 10 years during the first two Contract Years and 5 years after the second Contract Anniversary. The maximum period that you can select is 100 years minus your Annuitant's age. If, at the death of the Annuitant, Annuity Payouts have been made for less than the time period selected, then the Beneficiary may elect to continue the remaining Annuity Payouts or receive the Commuted Value in one sum.

For Contracts issued in the State of Oregon, the minimum period that you can select under the Payments for a Period Certain Annuity Payout Option is as follows: For fixed annuity payouts, the minimum period that you can select is 10 years during the first two Contract Years and 5 years after the second Contract Anniversary. For variable annuity payouts, the minimum period that you can select is 5 years on or after the tenth Contract Anniversary.

THE HARTFORD'S PRINCIPAL FIRST PAYOUT OPTION

If you elect The Hartford's Principal First and later decide to annuitize your Contract, you may choose another Annuity Payout Option in addition to those Annuity Payout Options offered in the Contract. Under this Fixed Annuity Payout Option, called The Hartford's Principal First Payout Option, Hartford will pay a fixed dollar amount for a specific number of years ("Payout Period"). If you, the joint Contract Owner or the Annuitant should die before the Payout Period is complete the remaining payments will be made to the Beneficiary. The Payout Period is determined on the Annuity Calculation Date and it will equal the current Benefit Amount divided by the Benefit Payment. The total amount of the Annuity Payouts under this option will be equal to the Benefit Amount.

IMPORTANT INFORMATION:

- YOU CANNOT SURRENDER YOUR CONTRACT ONCE ANNUITY PAYOUTS BEGIN, UNLESS YOU HAVE SELECTED LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN, JOINT AND LAST SURVIVOR LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN, OR PAYMENTS FOR A PERIOD CERTAIN VARIABLE DOLLAR AMOUNT ANNUITY PAYOUT OPTION. A CONTINGENT DEFERRED SALES CHARGE MAY BE DEDUCTED.

- For qualified Contracts, if you elect an Annuity Payout Option with a Period Certain, the guaranteed number of years must be less than the life expectancy of the Annuitant at the time the Annuity Payouts begin. We compute life expectancy using the IRS mortality tables.

- AUTOMATIC ANNUITY PAYOUTS -- If you do not elect an Annuity Payout Option, Annuity Payouts will automatically begin on the Annuity Commencement Date under the Life Annuity with Payments for a Period Certain Annuity Payout Option with a ten-year period certain. Automatic Annuity Payouts will be fixed dollar amount Annuity Payouts, variable dollar amount Annuity Payouts, or a combination of fixed or variable dollar amount Annuity Payouts, depending on the investment allocation of your Account in effect on the Annuity Commencement Date. Automatic variable Annuity Payouts will be based on an Assumed Investment Return equal to 5%.



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30                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

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3. HOW OFTEN DO YOU WANT THE PAYEE TO RECEIVE ANNUITY PAYOUTS?

In addition to selecting an Annuity Commencement Date and an Annuity Payout Option, you must also decide how often you want the Payee to receive Annuity Payouts. You may choose to receive Annuity Payouts:

- Monthly,

- Quarterly,

- Semi-annually, or

- Annually.

Once you select a frequency, it cannot be changed. If you do not make a selection, the Payee will receive monthly Annuity Payouts. You must select a frequency that results in an Annuity Payout of at least $50. If the amount falls below $50, we have the right to change the frequency to bring the Annuity Payout up to at least $50.

4. WHAT IS THE ASSUMED INVESTMENT RETURN?

The Assumed Investment Return ("AIR") is the investment return you select before we start to make Annuity Payouts. It is a critical assumption for calculating variable dollar amount Annuity Payouts. The first Annuity Payout will be based upon the AIR. The remaining Annuity Payouts will fluctuate based on the performance of the underlying Funds.

Subject to the approval of your State, you can select one of three AIRs: 3%, 5% or 6%. The greater the AIR, the greater the initial Annuity Payout. But a higher AIR may result in smaller potential growth in future Annuity Payouts when the Sub-Accounts earn more than the AIR. On the other hand, a lower AIR results in a lower initial Annuity Payout, but future Annuity Payouts have the potential to be greater when the Sub-Accounts earn more than the AIR.

For example, if the Sub-Accounts earned exactly the same as the AIR, then the second monthly Annuity Payout is the same as the first. If the Sub-Accounts earned more than the AIR, then the second monthly Annuity Payout is higher than the first. If the Sub-Accounts earned less than the AIR, then the second monthly Annuity Payout is lower than the first.

Level variable dollar Annuity Payouts would be produced if the investment returns remained constant and equal to the AIR. In fact, Annuity Payouts will vary up or down as the investment rate varies up or down from the AIR. The degree of the variation depends on the AIR you select.

5. DO YOU WANT ANNUITY PAYOUTS TO BE FIXED DOLLAR AMOUNT OR VARIABLE DOLLAR AMOUNT?

You may choose an Annuity Payout Option with fixed dollar amounts or variable dollar amounts, depending on your income needs.

FIXED DOLLAR AMOUNT ANNUITY PAYOUTS -- Once a fixed dollar amount Annuity Payout begins, you cannot change your selection to receive variable dollar amount Annuity Payouts. You will receive equal fixed dollar amount Annuity Payouts throughout the Annuity Payout period. Fixed dollar amount Annuity Payout amounts are determined by multiplying the Contract Value, minus any applicable Premium Taxes, by an annuity rate. The annuity rate is set by us and is not less than the rate specified in the Fixed Payment Annuity tables in your Contract.

VARIABLE DOLLAR AMOUNT ANNUITY PAYOUTS -- Once a variable dollar amount Annuity Payout begins, you cannot change your selection to receive a fixed dollar amount Annuity Payout. A variable dollar amount Annuity Payout is based on the investment performance of the Sub-Accounts. The variable dollar amount Annuity Payouts may fluctuate with the performance of the underlying Funds. To begin making variable dollar amount Annuity Payouts, we convert the first Annuity Payout amount to a set number of Annuity Units and then price those units to determine the Annuity Payout amount. The number of Annuity Units that determines the Annuity Payout amount remains fixed unless you transfer units between Sub-Accounts.

The dollar amount of the first variable Annuity Payout depends on:

- the Annuity Payout Option chosen,

- the Annuitant's attained age and gender (if applicable),

- the applicable annuity purchase rates based on the 1983a Individual Annuity Mortality table, and

- the Assumed Investment Return.

The total amount of the first variable dollar amount Annuity Payout is determined by dividing the Contract Value minus any applicable Premium Taxes, by $1,000 and multiplying the result by the payment factor defined in the Contract for the selected Annuity Payout Option.

The dollar amount of each subsequent variable dollar amount Annuity Payout is equal to the total of Annuity Units for each Sub-Account multiplied by Annuity Unit Value of each Sub-Account.

The Annuity Unit Value of each Sub-Account for any Valuation Period is equal to the Accumulation Unit Value Net Investment Factor for the current Valuation Period multiplied by the Annuity Unit Factor, multiplied by the Annuity Unit Value for the preceding Valuation Period. The Annuity Unit Factor offsets the AIR used to calculate your first variable dollar amount Annuity Payout. The Annuity Unit Factor for a 3% AIR is 0.999919%. The Annuity Unit Factor for a 5% AIR is 0.999866%. The Annuity Unit Factor for a 6% AIR is 0.999840%.

COMBINATION ANNUITY PAYOUT -- You may choose to receive a combination of fixed dollar amount and variable dollar amount Annuity Payouts as long as they total 100% of your Annuity Payout. For example, you may choose to use 40% fixed dollar amount and 60% variable dollar amount to meet your income needs.

TRANSFER OF ANNUITY UNITS -- After the Annuity Calculation Date, you may transfer dollar amounts of Annuity Units from one Sub-Account to another. On the day you make a transfer,



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the dollar amounts are equal for both Sub-Accounts and the number of Annuity
Units will be different. We will transfer the dollar amount of your Annuity Units the day we receive your written request if received before the close of the New York Stock Exchange. Otherwise, the transfer will be made on the next Valuation Day. All Sub-Account transfers must comply with our Sub-Account transfer restriction policies. For more information on Sub-Account transfer restrictions please see the sub-section entitled "Can I transfer from one Sub-Account to another?" under the section entitled "The Contract."

OTHER PROGRAMS AVAILABLE


We may discontinue, modify or amend any of these Programs or any other programs we establish. Any change other than termination of a Program will not affect Contract Owners currently enrolled in the Program. There is no additional charge for these programs. If you are enrolled in any of these programs while a fund merger, substitution or liquidation takes place, unless otherwise noted in any communication from us, your Contract Value invested in such underlying Fund will be transferred automatically to the designated surviving Fund in the case of mergers and any available Money Market Fund in the case of Fund liquidations. Your enrollment instructions will be automatically updated to reflect the surviving Fund or a Money Market Fund for any continued and future investments.



INVESTEASE PROGRAM -- InvestEase is an electronic transfer program that allows you to have money automatically transferred from your checking or savings account, and invested in your Contract. It is available for Premium Payments made after your initial Premium Payment. The minimum amount for each transfer is $50. You can elect to have transfers occur either monthly or quarterly, and they can be made into any Account available in your Contract excluding the DCA Plus Programs.


AUTOMATIC INCOME PROGRAM -- The Automatic Income Program allows you to Surrender up to 15% of your total Premium Payments each Contract Year without a Contingent Deferred Sales Charge. You can Surrender from the Accounts you select systematically on a monthly, quarterly, semiannual, or annual basis. The minimum amount of each Surrender is $100. The Automatic Income Program may change based on your instructions after your seventh Contract Year. Amounts taken under this Program will count towards the Annual Withdrawal Amount, and if received prior to age 59 1/2, may have adverse tax consequences, including a 10% federal income tax penalty on the taxable portion of the Surrender payment.

AUTOMATIC REBALANCING PROGRAM -- Automatic Rebalancing is a program that allows you to choose an allocation for your Sub-Accounts to help you reach your investment goals. The Contract offers static model allocations with pre-selected Sub-Accounts and percentages that have been established for each type of investor ranging from conservative to aggressive. Over time, Sub-Account performance may cause your Contract's allocation percentages to change, but under the Automatic Rebalancing Program, your Sub-Account allocations are rebalanced to the percentages in the current model you have chosen. You can transfer freely between allocation models up to twelve times per year. You can only participate in one model at a time.

DOLLAR COST AVERAGING PROGRAMS -- We currently offer two different types of Dollar Cost Averaging Programs in addition to the DCA Plus Program. If you enroll, you may select either the Fixed Amount DCA Program or the Earnings/Interest DCA Program. The Fixed Amount DCA Program allows you to regularly transfer an amount you select from the Fixed Accumulation Feature or any Sub-Account into a different Sub-Account. The Earnings/Interest DCA Program allows you to regularly transfer the interest from the Fixed Accumulation Feature or the earnings from one Sub-Account into a different Sub-Account. For either Program, you may select transfers on a monthly or quarterly basis, but you must at least make three transfers during the Program. The Fixed Amount DCA Program begins 15 days after the Contract Anniversary the month after you enroll in the Program. The Earnings/Interest DCA Program begins at the end of the length of the transfer period you selected plus two business days. That means if you select a monthly transfer, your Earnings/Interest DCA Program will begin one month plus two business days after your enrollment. Dollar Cost Averaging Programs do not guarantee a profit or protect against investment losses.

OTHER INFORMATION

ASSIGNMENT -- A non-qualified Contract may be assigned. We must be properly notified in writing of an assignment. Any Annuity Payouts or Surrenders requested or scheduled before we record an assignment will be made according to the instructions we have on record. We are not responsible for determining the validity of an assignment. Assigning a non-qualified Contract may require the payment of income taxes and certain penalty taxes. Please consult a qualified tax adviser before assigning your Contract.

A qualified Contract may not be transferred or otherwise assigned, unless allowed by applicable law.

CONTRACT MODIFICATION -- The Annuitant may not be changed. However, if the Annuitant is still living, the Contingent Annuitant may be changed at any time prior to the Annuity Commencement Date by sending us written notice.

We may modify the Contract, but no modification will affect the amount or term of any Contract unless a modification is required to conform the Contract to applicable federal or state law. No modification will affect the method by which Contract Values are determined.

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32                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

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HOW CONTRACTS ARE SOLD -- Hartford Securities Distribution Company, Inc.
("HSD") serves as principal underwriter for the Contracts which are offered on a continuous basis. HSD is registered with the Securities and Exchange Commission under the 1934 Act as a broker-dealer and is a member of the NASD. The principal business address of HSD is the same as ours.



Contracts will be sold by individuals who have been appointed by us as insurance agents and who are registered representatives of broker-dealers that have entered into selling agreements with HSD. We generally bear the expenses of providing services pursuant to Contracts, including the payment of expenses relating to the distribution of prospectuses for sales purposes as well as any advertising or sales literature (provided, however, we may offset some or all of these expenses by, among other things, administrative service fees received from Fund complexes).



Commissions -- We pay compensation to broker-dealers, financial institutions and other affiliated broker-dealers ("Financial Intermediaries") for the sale of the Contracts according to selling agreements with Financial Intermediaries. Affiliated broker-dealers also employ wholesalers in the sales process. Wholesalers typically receive commissions based on the type of Contract or optional benefits sold. Commissions are based on a specified amount of Premium Payments or Contract Value. Your Registered Representative may be compensated on a fee for services and/or commission basis.



We pay an up-front commission of up to 7% of your Contract Value at the time of sale to the Financial Intermediary that your Registered Representative is associated with. Your Registered Representative's Financial Intermediary may also receive on-going or trail commissions of generally not more than 1% of your Contract Value. Commissions range from 1% for Access Contracts to 7% for Core Contracts. Registered Representatives may have multiple options on how they wish to allocate their commissions and/or compensation. Compensation paid to your Registered Representative may also vary depending on the particular arrangements between your Registered Representative and their Financial Intermediary. We are not involved in determining your Registered Representative's compensation. You are encouraged to ask your Registered Representative about the basis upon which he or she will be personally compensated for the advice or recommendations provided in connection with this transaction.



Additional Payments -- In addition to commissions and any Rule 12b-1 fees, we or our affiliates pay significant additional compensation ("Additional Payments") to some Financial Intermediaries (who may or may not be affiliates), in connection with the promotion, sale and distribution of our variable annuities. Additional Payments are generally based on average net assets (or on aged assets) of the Contracts attributable to a particular Financial Intermediary; on sales of the Contracts attributable to a particular Financial Intermediary and/or on reimbursement of sales expenses. Additional Payments may take the form of, among other things: (1) sponsorship of due diligence meetings to educate Financial Intermediaries about our variable products; (2) payments for providing training and information relating to our variable products; (3) expense allowances and reimbursements; (4) override payments and bonuses; (5) personnel education or training; (6) marketing support fees (or allowances) for providing assistance in promoting the sale of our variable products; and/or (7) shareholder services, including sub-accounting and the preparation of account statements and other communications.



We are among several insurance companies that pay Additional Payments to certain Financial Intermediaries to receive "preferred" or recommended status. These privileges include our ability to gain additional or special access to sales staff, provide and/or attend training and other conferences; placement of our products on customer lists ("shelf-space arrangements"); and otherwise improve sales by featuring our products over others. We also may pay Additional Payments to certain key Financial Intermediaries based on assets under management.



Consistent with NASD Conduct Rules, we provide cash and non-cash compensation in the form of: (1) occasional meals and entertainment; (2) occasional tickets to sporting events; (3) nominal gifts (not to exceed $100 annually); (4) sponsorship of sales contests and/or promotions in which participants receive prizes such as travel awards, merchandise and recognition; (5) sponsorship of training and educational events; and/or (6) due diligence meetings. In addition to NASD rules governing limitations on these payments, we also follow our guidelines and those of Financial Intermediaries which may be more restrictive than NASD rules.



Additional Payments create a potential conflict of interest in the form of an additional financial incentive to the Registered Representative and/or Financial Intermediary to recommend the purchase of this Contract over another variable annuity or another investment option. For the fiscal year ended December 31, 2005, Additional Payments did not in the aggregate exceed approximately $48 million (excluding incidental corporate-sponsorship related perquisites).



As of December 31, 2005, we have entered into arrangements to make Additional Payments to the following Financial Intermediaries: A.G. Edwards & Sons, Inc., ABN AMRO Bank, N.V., Advest, Inc., Aegis Capital Advisors, LLC, AIG Advisors Group, Inc., AIG SunAmerica, American International Group, Inc., AMSouth Investment Services, Inc., Asset Management Securities, Associated Investment Services, Inc., B. C. Ziegler & Co., Banc of America Investment Services, Inc., Banc One Securities Corp., Bancnorth Investment Group, Inc., Bancwest Investment Services, Inc., BB&T Investment Services, Inc., BNY Investment Center of The Bank of New York Company, Inc., BOSC, Inc., BlueVase Securities, LLC., Cadaret Grant & Co., Inc., Cambridge Investment Research, Inc., Capital Analyst Inc., Capital Securities of America, Inc., Centaurus Financial, Inc., Citigroup, Inc. (various divisions and affiliates), Colonial Brokerage House (LifeMark Partners), Coordinated Capital Securities, Inc., Commerce Brokerage Services, Inc., Comerica Securities, Commonwealth Financial Network, Compass Brokerage, Inc., Crowell, Weedon & Co., Crown Capital Securities, L.P., Cuso Financial Services, L.P., Dortch




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Securities & Investments, Inc., Duerr Financial Corporation, Edward D. Jones &
Co., L.P., Empire Securities, Inc., ePLANNING, Inc., Ferris, Baker Watts, Incorporated, FFP Securities, Inc., Fifth Third Securities, Inc., FIMCO Securities Group (Mequon, WI), Financial Network Services (or Investment) Corp., Fintegra Financial Services, LLC., First Allied Securities, Inc., First Citizens Investor Services, First Heartland Capital, Inc., First Montauk Securities Corp., First National Bank of Omaha, First Tennessee Brokerage, Inc., First Wall Street Corporation, Frost Brokerage Services, Inc., FSC Securities Corporation, Girard Securities, Inc., Great American Advisors, Inc., H.D. Vest Investment Services (subsidiary of Wells Fargo & Company), Harbour Investments, Inc., H & R Block Financial Advisors, Inc., Harvest Capital LLC, Heim & Young Securities, Hibernia Investments, L.L.C., Hong Kong and Shanghai Banking Corporation Limited (HSBC), The Huntington Investment Company, IFMG Securities, Inc. at Rockland Trust, Independent Financial Group, LLC, Infinex Financial Group, ING Advisors Network, Intersecurities, INC., Invest Financial Corp., Investacorp, Inc., Investment Professionals, Inc., Investors Capital Corporation, Investment Centers of America, Inc., Investment Professionals, Inc., Investors Capital Corp., James T. Borello & Co, Janney Montgomery Scott LLC, Jefferson Pilot Securities Corporation, J.J.B. Hilliard, W.L. Lyons, Inc., KMS Financial Services, Inc., Legg Mason Wood Walker, Incorporated, Leigh Baldwin & Co., LLC, Lincoln Financial Advisors Corp. (marketing name for Lincoln National Corp.), Linsco/Private Ledger Corp., Local Securities Corporation, M&T Securities, Inc., McDonald Investments Inc., Merrill Lynch Pierce Fenner & Smith, Morgan Keegan & Company, Inc, Morgan Stanley & Co., Inc. (various divisions and affiliates), Mutual Service Corporation, Natcity Investments, Inc., National Planning Corp., Newbridge Securities Corp., NEXT Financial Group, Inc., NFP Securities, Inc., North Ridge Securities Corp., ONB Investment Services, Inc., Oppenheimer & Co., Inc., Park Avenue Securities LLC, Parker/Hunter Incorporated, Partners Investment Network, Inc., Pension Planners Securities, Inc., People's Securities, Inc., PFIC Securities Corp., Piper Jaffray & Co., Prime Capital Services, Inc., Primevest Financial Services, Inc., Proequities, Inc., Prospera Financial Services, Inc., QA3 Financial Corp, Raymond James Financial Services, RBC Dain Rauscher Inc., Retirement Plan Advisors, Inc., Robert W. Baird & Co., Inc., Rogan & Assoc., Inc., Royal Alliance Assoc., Inc., Ryan Beck & Co., Scott & Stringfellow, Inc., Securian Financial Services, Inc., Securities America, Inc., Securities Service Network, Inc., Sigma Financial Corporation, SII Investments, Inc., Southtrust Securities, Inc., Stifel Nicolaus & Company, Incorporated, Sun Trust Bank, SunTrust Investment Services, Inc. -- Alexander Key Division, SWBC Investment Services, LLC, Synovus Securities, Inc., TFS Securities, Inc., The Investment Center, Inc., Thurston, Springer, Miller, Herd & Titak, Inc.,Triad Advisors, Inc., UBOC Investment Services, Inc. (Union Bank of California, N.A.), UBS Financial Services, Inc., UMB Scout Brokerage Services, Inc., U.S. Bancorp Investments, Inc., Unionbanc Investment Services, LLC, Uvest Financial Services Group Inc., Valmark Securities, Inc., Wachovia Securities, LLC. (various divisions), Wall Street Financial Group, Inc., Walnut Street Securities, Inc., Webster Investment Services, Inc., Wells Fargo Brokerage Services, L.L.C., Wescom Financial Services, Wilbanks Securities, Inc., WM Financial Services, Inc., Woodbury Financial Services, Inc. (an affiliate of ours), WRP Investments, Inc., XCU Capital Corporation, Inc.



Inclusion on this list does not imply that these sums necessarily constitute "special cash compensation" as defined by NASD Conduct Rule 2830(l)(4). We will endeavor to update this listing annually and interim arrangements may not be reflected. We assume no duty to notify any investor whether their Registered Representative is or should be included in any such listing. You are encouraged to review the prospectus for each Fund for any other compensation arrangements pertaining to the distribution of Fund shares.


The Contract may be sold directly to certain individuals under certain circumstances that do not involve payment of any sales compensation to a registered representative. In such case, Hartford will credit the Contract with an additional 5.0% of the Premium Payment. This additional percentage of Premium Payment in no way affects present or future charges, rights, benefits or current values of other Contract Owners. The following class of individuals are eligible for this feature: (1) current or retired officers, directors, trustees and employees (and their families) of the ultimate parent and affiliates of Hartford; and (2) employees and registered representatives (and their families) of registered broker-dealers (or their financial institutions) that have a sales agreement with Hartford and its principal underwriter to sell the Contracts.

LEGAL MATTERS


There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual funds companies. These regulatory inquiries have focused on a number of mutual fund issues, including market timing and late trading, revenue sharing and directed brokerage, fees, transfer agents and other fund service providers, and other mutual-fund related issues. The Hartford, which includes Hartford Life Insurance Company ("HLIC") and its affiliates, has received requests for information and subpoenas from the Securities and Exchange Commission ("SEC"), subpoenas from the New York Attorney General's Office, a subpoena from the Connecticut Attorney General's Office, requests for information from the Connecticut Securities and Investments Division of the Department of Banking, and requests for information from the New York Department of Insurance, in each case requesting documentation and other information regarding various mutual fund regulatory issues. The Hartford continues to cooperate fully with these regulators in these matters.



The SEC's Division of Enforcement and the New York Attorney General's Office are investigating aspects of The Hartford's variable annuity and mutual fund operations related to market timing. The Hartford continues to cooperate fully with the SEC and the New York Attorney General's Office in these matters. The funds are available for purchase by the Separate Accounts




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34                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

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of different variable universal life insurance policies, variable annuity products, and funding agreements, and they are offered directly to certain qualified retirement plans. Although existing products contain transfer restrictions between Sub-Accounts, some products, particularly older variable annuity products, do not contain restrictions on the frequency of transfers. In addition, as a result of the settlement of litigation against The Hartford with respect to certain owners of older variable annuity contracts, The Hartford's ability to restrict transfers by these owners has, until recently, been limited. The Hartford has executed an agreement with the parties to the previously settled litigation which, together with separate agreements between these Contract Owners and their broker, has resulted in the exchange or surrender of substantially all of the variable annuity contracts that were the subject of the previously settled litigation. Pursuant to an agreement in principle reached in February 2005 with the Board of Directors of the HLS funds, The Hartford has indemnified the affected funds for material harm deemed to have been caused to the funds by frequent trading by these owners for the period from January 2, 2004 through December 31, 2005. The Hartford does not expect to incur additional costs pursuant to this agreement in principle in light of the exchange or surrender of these variable annuity contracts.



The SEC's Division of Enforcement also is investigating aspects of The Hartford's variable annuity and mutual fund operations related to directed brokerage and revenue sharing. The Hartford discontinued the use of directed brokerage in recognition of mutual fund sales in late 2003. The Hartford continues to cooperate fully with the SEC in these matters.



The Hartford has received subpoenas from the New York Attorney General's Office and the Connecticut Attorney General's Office requesting information relating to The Hartford's group annuity products, including single premium group annuities used in maturity or terminal funding programs. These subpoenas seek information about how various group annuity products are sold, how The Hartford selects mutual funds offered as investment options in certain group annuity products, and how brokers selling The Hartford's group annuity products are compensated. The Hartford continues to cooperate fully with these regulators in these matters.



To date, none of the SEC's and New York Attorney General's market timing investigation, the SEC's directed brokerage investigation, or the New York Attorney General's and Connecticut Attorney General's single premium group annuity investigation has resulted in the initiation of any formal action against The Hartford by these regulators. However, The Hartford believes that the SEC, the New York Attorney General's Office, and the Connecticut Attorney General's Office are likely to take some action against The Hartford at the conclusion of the respective investigations. The Hartford is engaged in active discussions with the SEC, the New York Attorney General's Office and the Connecticut Attorney General's Office. The potential timing of any resolution of any of these matters or the initiation of any formal action by any of these regulators is difficult to predict. Hartford Life, Inc. ("Hartford Life") recorded a charge of $66 million, after-tax, to establish a reserve for the market timing and directed brokerage matters in the first quarter of 2005. Based on recent developments, Hartford Life recorded an additional charge of $36 million, after-tax, in the fourth quarter of 2005, of which $14 million, after tax, was attributed to HLIC, to increase the reserve for the market timing, directed brokerage and single premium group annuity matters. This reserve is an estimate; in view of the uncertainties regarding the outcome of these regulatory investigations, as well as the tax-deductibility of payments, it is possible that the ultimate cost to Hartford Life of these matters could exceed the reserve by an amount that would have a material adverse effect on Hartford Life's consolidated results of operations or cash flows in a particular quarterly or annual period. It is reasonably possible that HLIC may ultimately be liable for all or a portion of the ultimate cost to Hartford Life in excess of the $14 million already attributed to HLIC. However, the ultimate liability of HLIC is not reasonably estimable at this time.



On May 24, 2005, The Hartford received a subpoena from the Connecticut Attorney General's Office seeking information about The Hartford's participation in finite reinsurance transactions in which there was no substantial transfer of risk between the parties. The Hartford is cooperating fully with the Connecticut Attorney General's Office in this matter.



On June 23, 2005, The Hartford received a subpoena from the New York Attorney General's Office requesting information relating to purchases of The Hartford's variable annuity products, or exchanges of other products for The Hartford's variable annuity products, by New York residents who were 65 or older at the time of the purchase or exchange. On August 25, 2005, The Hartford received an additional subpoena from the New York Attorney General's Office requesting information relating to purchases of or exchanges into The Hartford's variable annuity products by New York residents during the past five years where the purchase or exchange was funded using funds from a tax-qualified plan or where the variable annuity purchased or exchanged for was a Sub-Account of a tax-qualified plan or was subsequently put into a tax-qualified plan. The Hartford is cooperating fully with the New York Attorney General's Office in these matters.



On July 14, 2005, The Hartford received an additional subpoena from the Connecticut Attorney General's Office concerning The Hartford's structured settlement business. This subpoena requests information about The Hartford's sale of annuity products for structured settlements, and about the ways in which brokers are compensated in connection with the sale of these products. The Hartford is cooperating fully with the New York Attorney General's Office and the Connecticut Attorney General's Office in these matters.



The Hartford has received a request for information from the New York Attorney General's Office about issues relating to the reporting of workers' compensation premium. The Hartford is cooperating fully with the New York Attorney General's Office in this matter.




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The Hartford does not expect any of these actions to result in a material adverse on the Separate Accounts or on the HLS funds that serve as underlying investments for these accounts.


MORE INFORMATION

You may call your Registered Representative if you have any questions or write or call us at the address below:

Hartford Life and Annuity Insurance Company
Attn: Investment Product Services
P.O. Box 5085
Hartford, Connecticut 06102-5085
Telephone: 1-800-521-0538 (Contract Owners)

FINANCIAL STATEMENTS

You can find financial statements of the Separate Account and Hartford in the Statement of Additional Information. To receive a copy of the Statement of Additional Information free of charge, call your representative or complete the form at the end of this prospectus and mail the form to us at the address indicated on the form.

FEDERAL TAX CONSIDERATIONS


A. INTRODUCTION



The following summary of tax rules does not provide or constitute any tax advice. It provides only a general discussion of certain of the expected federal income tax consequences with respect to amounts contributed to, invested in or received from a Contract, based on our understanding of the existing provisions of the Code, Treasury Regulations thereunder, and public interpretations thereof by the IRS (e.g., Revenue Rulings, Revenue Procedures or Notices) or by published court decisions. This summary discusses only certain federal income tax consequences to United States Persons, and does not discuss state, local or foreign tax consequences. The term United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships, trust or estates that are subject to United States federal income tax, regardless of the source of their income. See "Annuity Purchases by Nonresident Aliens and Foreign Corporations," regarding annuity purchases by non-U.S. Persons or residents.



This summary has been prepared by us after consultation with tax counsel, but no opinion of tax counsel has been obtained. We do not make any guarantee or representation regarding any tax status (e.g., federal, state, local or foreign) of any Contract or any transaction involving a Contract. In addition, there is always a possibility that the tax treatment of an annuity contract could change by legislation or other means (such as regulations, rulings or judicial decisions). Moreover, it is always possible that any such change in tax treatment could be made retroactive (that is, made effective prior to the date of the change). Accordingly, you should consult a qualified tax adviser for complete information and advice before purchasing a Contract.



In addition, this discussion does not address many of the tax consequences if you use the Contract in various arrangements, including Charitable Remainder Trusts, tax-qualified retirement arrangements, deferred compensation plans, split-dollar insurance arrangements, or other employee benefit arrangements. The tax consequences of any such arrangement may vary depending on the particular facts and circumstances of each individual arrangement and whether the arrangement satisfies certain tax qualification or classification requirements. In addition, the tax rules affecting such an arrangement may have changed recently, e.g., by legislation or regulations that affect compensatory or employee benefit arrangements. Therefore, if you are contemplating the use of a Contract in any arrangement the value of which to you depends in part on its tax consequences, you should consult a qualified tax adviser regarding the tax treatment of the proposed arrangement and of any Contract used in it.



THE DISCUSSION SET FORTH BELOW IS INCLUDED FOR GENERAL PURPOSES ONLY. SPECIAL TAX RULES MAY APPLY WITH RESPECT TO CERTAIN SITUATIONS THAT ARE NOT DISCUSSED HEREIN. EACH POTENTIAL PURCHASER OF A CONTRACT IS ADVISED TO CONSULT WITH A QUALIFIED TAX ADVISER AS TO THE CONSEQUENCES OF ANY AMOUNTS INVESTED IN A CONTRACT UNDER APPLICABLE FEDERAL, STATE, LOCAL OR FOREIGN TAX LAW.



B. TAXATION OF HARTFORD AND THE SEPARATE ACCOUNT



The Separate Account is taxed as part of Hartford which is taxed as a life insurance company under Subchapter L of Chapter 1 of the Code. Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of Chapter 1 of the Code. Investment income and any realized capital gains on assets of the Separate Account are reinvested and taken into account in determining the value of the Accumulation and Annuity Units. As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Contract.



Currently, no taxes are due on interest, dividends and short-term or long-term capital gain earned by the Separate Account with respect to the Contracts. Hartford is entitled to certain tax benefits related to the investment of company assets, including assets of the Separate Account. These tax benefits, which may include the foreign tax credit and the corporate dividends received deduction, are not passed back to you since Hartford is the owner of the assets from which the tax benefits are derived.



C. TAXATION OF ANNUITIES -- GENERAL PROVISIONS AFFECTING CONTRACTS NOT HELD IN TAX-QUALIFIED RETIREMENT PLANS



Section 72 of the Code governs the taxation of annuities in general.




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  1.  NON-NATURAL PERSONS AS OWNERS



Pursuant to Code Section 72(u), an annuity contract held by a taxpayer other than a natural person generally is not treated as an annuity contract under the Code. Instead, such a non-natural Contract Owner generally could be required to include in gross income currently for each taxable year the excess of (a) the sum of the Contract Value as of the close of the taxable year and all previous distributions under the Contract over (b) the sum of net premiums paid for the taxable year and any prior taxable year and the amount includable in gross income for any prior taxable year with respect to the Contract under Section 72(u). However, Section 72(u) does not apply to:



- A contract the nominal owner of which is a non-natural person but the beneficial owner of which is a natural person (e.g., where the non-natural owner holds the contract as an agent for the natural person),



- A contract acquired by the estate of a decedent by reason of such decedent's death,



- Certain contracts acquired with respect to tax-qualified retirement arrangements,



- Certain contracts held in structured settlement arrangements that may qualify under Code Section 130, or



- A single premium immediate annuity contract under Code Section 72(u)(4), which provides for substantially equal periodic payments and an annuity starting date that is no later than 1 year from the date of the contract's purchase.



A non-natural Contract Owner that is a tax-exempt entity for federal tax purposes (e.g., a tax-qualified retirement trust or a Charitable Remainder Trust) generally would not be subject to federal income tax as a result of such current gross income under Code Section 72(u). However, such a tax-exempt entity, or any annuity contract that it holds, may need to satisfy certain tax requirements in order to maintain its qualification for such favorable tax treatment. See, e.g., IRS Tech. Adv. Memo. 9825001 for certain Charitable Remainder Trusts.



Pursuant to Code Section 72(s), if the Contract Owner is a non-natural person, the primary annuitant is treated as the "holder" in applying the required distribution rules described below. These rules require that certain distributions be made upon the death of a "holder." In addition, for a non-natural owner, a change in the primary annuitant is treated as the death of the "holder." However, the provisions of Code Section 72(s) do not apply to certain contracts held in tax-qualified retirement arrangements or structured settlement arrangements.



  2.  OTHER CONTRACT OWNERS (NATURAL PERSONS).



A Contract Owner is not taxed on increases in the value of the Contract until an amount is received or deemed received, e.g., in the form of a lump sum payment (full or partial value of a Contract) or as Annuity payments under the settlement option elected.



The provisions of Section 72 of the Code concerning distributions are summarized briefly below. Also summarized are special rules affecting distributions from Contracts obtained in a tax-free exchange for other annuity contracts or life insurance contracts which were purchased prior to August 14, 1982.



     A.  DISTRIBUTIONS PRIOR TO THE ANNUITY COMMENCEMENT DATE.



   i. Total premium payments less amounts received which were not includable in gross income equal the "investment in the contract" under Section 72 of the Code.



  ii. To the extent that the value of the Contract (ignoring any surrender charges except on a full surrender) exceeds the "investment in the contract," such excess constitutes the "income on the contract." It is unclear what value should be used in determining the "income on the contract." We believe that the current Contract value (determined without regard to surrender charges) is an appropriate measure. However, the IRS could take the position that the value should be the current Contract value (determined without regard to surrender charges) increased by some measure of the value of certain future benefits.



 iii. Any amount received or deemed received prior to the Annuity Commencement Date (e.g., upon a partial surrender) is deemed to come first from any such "income on the contract" and then from "investment in the contract," and for these purposes such "income on the contract" shall be computed by reference to any aggregation rule in subparagraph 2.c. below. As a result, any such amount received or deemed received (1) shall be includable in gross income to the extent that such amount does not exceed any such "income on the contract," and (2) shall not be includable in gross income to the extent that such amount does exceed any such "income on the contract." If at the time that any amount is received or deemed received there is no "income on the contract" (e.g., because the gross value of the Contract does not exceed the "investment in the contract" and no aggregation rule applies), then such amount received or deemed received will not be includable in gross income, and will simply reduce the "investment in the contract."



  iv. The receipt of any amount as a loan under the Contract or the assignment or pledge of any portion of the value of the Contract shall be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b.



   v. In general, the transfer of the Contract, without full and adequate consideration, will be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b. This transfer rule does not apply, however, to certain transfers of property between spouses or incident to divorce.




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  vi. In general, any amount actually received under the Contract as a Death
      Benefit, including an optional Death Benefit, if any, will be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b.



     B.  DISTRIBUTIONS AFTER ANNUITY COMMENCEMENT DATE.



Annuity payments made periodically after the Annuity Commencement Date are includable in gross income to the extent the payments exceed the amount determined by the application of the ratio of the "investment in the contract" to the total amount of the payments to be made after the Annuity Commencement Date (the "exclusion ratio").



   i. When the total of amounts excluded from income by application of the exclusion ratio is equal to the investment in the contract as of the Annuity Commencement Date, any additional payments (including surrenders) will be entirely includable in gross income.



  ii. If the annuity payments cease by reason of the death of the Annuitant and, as of the date of death, the amount of annuity payments excluded from gross income by the exclusion ratio does not exceed the investment in the contract as of the Annuity Commencement Date, then the remaining portion of unrecovered investment shall be allowed as a deduction for the last taxable year of the Annuitant.



 iii. Generally, nonperiodic amounts received or deemed received after the Annuity Commencement Date are not entitled to any exclusion ratio and shall be fully includable in gross income. However, upon a full surrender after such date, only the excess of the amount received (after any surrender charge) over the remaining "investment in the contract" shall be includable in gross income (except to the extent that the aggregation rule referred to in the next subparagraph c. may apply).



     C.  AGGREGATION OF TWO OR MORE ANNUITY CONTRACTS.



Contracts issued after October 21, 1988 by the same insurer (or affiliated insurer) to the same owner within the same calendar year (other than certain contracts held in connection with tax-qualified retirement arrangements) will be aggregated and treated as one annuity contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. An annuity contract received in a tax-free exchange for another annuity contract or life insurance contract may be treated as a new contract for this purpose. We believe that for any Contracts subject to such aggregation, the values under the Contracts and the investment in the contracts will be added together to determine the taxation under subparagraph 2.a., above, of amounts received or deemed received prior to the Annuity Commencement Date. Withdrawals will first be treated first as withdrawals of income until all of the income from all such Contracts is withdrawn. In addition, the Treasury Department has specific authority under the aggregation rules in Code Section 72(e)(11) to issue regulations to prevent the avoidance of the income-out-first rules for non-periodic distributions through the serial purchase of annuity contracts or otherwise. As of the date of this prospectus, there are no regulations interpreting these aggregation provisions.



     D.  10% PENALTY TAX -- APPLICABLE TO CERTAIN WITHDRAWALS AND ANNUITY
         PAYMENTS.



   i. If any amount is received or deemed received on the Contract (before or after the Annuity Commencement Date), the Code applies a penalty tax equal to ten percent of the portion of the amount includable in gross income, unless an exception applies.



  ii. The 10% penalty tax will not apply to the following distributions:



     1. Distributions made on or after the date the recipient has attained the age of 59 1/2.



     2. Distributions made on or after the death of the holder or where the holder is not an individual, the death of the primary annuitant.



     3.  Distributions attributable to a recipient's becoming disabled.



     4. A distribution that is part of a scheduled series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the recipient (or the joint lives or life expectancies of the recipient and the recipient's designated Beneficiary). In determining whether a payment stream designed to satisfy this exception qualifies, it is possible that the IRS could take the position that the entire interest in the Contract should include not only the current Contract value, but also some measure of the value of certain future benefits.



     5. Distributions made under certain annuities issued in connection with structured settlement agreements.



     6. Distributions of amounts which are allocable to the "investment in the contract" prior to August 14, 1982 (see next subparagraph e.).



If the taxpayer avoids this 10% penalty tax by qualifying for the substantially equal periodic payments exception and later such series of payments is modified (other than by death or disability), the 10% penalty tax will be applied retroactively to all the prior periodic payments (i.e., penalty tax plus interest thereon), unless such modification is made after both (a) the taxpayer has reached age 59 1/2 and (b) 5 years have elapsed since the first of these periodic payments.



     E. SPECIAL PROVISIONS AFFECTING CONTRACTS OBTAINED THROUGH A TAX-FREE EXCHANGE OF OTHER ANNUITY OR LIFE INSURANCE CONTRACTS PURCHASED PRIOR TO AUGUST 14, 1982.



If the Contract was obtained by a tax-free exchange of a life insurance or annuity Contract purchased prior to August 14, 1982, then any amount received or deemed received prior to the Annuity Commencement Date shall be deemed to come




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(1) first from the amount of the "investment in the contract" prior to August
14, 1982 ("pre-8/14/82 investment") carried over from the prior Contract, (2) then from the portion of the "income on the contract" (carried over to, as well as accumulating in, the successor Contract) that is attributable to such pre-8/14/82 investment, (3) then from the remaining "income on the contract" and
(4) last from the remaining "investment in the contract." As a result, to the extent that such amount received or deemed received does not exceed such pre-8/14/82 investment, such amount is not includable in gross income. In addition, to the extent that such amount received or deemed received does not exceed the sum of (a) such pre-8/14/82 investment and (b) the "income on the contract" attributable thereto, such amount is not subject to the 10% penalty tax. In all other respects, amounts received or deemed received from such post-exchange Contracts are generally subject to the rules described in this subparagraph e.



     F.  REQUIRED DISTRIBUTIONS



   i. Death of Contract Owner or Primary Annuitant



      Subject to the alternative election or spouse beneficiary provisions in ii or iii below:



     1. If any Contract Owner dies on or after the Annuity Commencement Date and before the entire interest in the Contract has been distributed, the remaining portion of such interest shall be distributed at least as rapidly as under the method of distribution being used as of the date of such death;



     2. If any Contract Owner dies before the Annuity Commencement Date, the entire interest in the Contract shall be distributed within 5 years after such death; and



     3.  If the Contract Owner is not an individual, then for purposes of 1. or
         2. above, the primary annuitant under the Contract shall be treated as the Contract Owner, and any change in the primary annuitant shall be treated as the death of the Contract Owner. The primary annuitant is the individual, the events in the life of whom are of primary importance in affecting the timing or amount of the payout under the Contract.



  ii. Alternative Election to Satisfy Distribution Requirements



      If any portion of the interest of a Contract Owner described in i. above is payable to or for the benefit of a designated beneficiary, such beneficiary may elect to have the portion distributed over a period that does not extend beyond the life or life expectancy of the beneficiary. Such distributions must begin within a year of the Contract Owner's death.



 iii. Spouse Beneficiary



      If any portion of the interest of a Contract Owner is payable to or for the benefit of his or her spouse, and the Annuitant or Contingent Annuitant is living, such spouse shall be treated as the Contract Owner of such portion for purposes of section i. above. This spousal contract continuation shall apply only once for this Contract.



     G.  ADDITION OF RIDER OR MATERIAL CHANGE.



The addition of a rider to the Contract, or a material change in the Contract's provisions, could cause it to be considered newly issued or entered into for tax purposes, and thus could cause the Contract to lose certain grandfathered tax status. Please contact your tax adviser for more information.



     H.  PARTIAL EXCHANGES.



The IRS in Rev. Rul. 2003-76 has confirmed that the owner of an annuity contract can direct its insurer to transfer a portion of the contract's cash value directly to another annuity contract (issued by the same insurer or by a different insurer), and such a direct transfer can qualify for tax-free exchange treatment under Code Section 1035 (a "partial exchange"). However, Rev. Rul. 2003-76 also refers to caveats and additional guidance in the companion Notice 2003-51, which discusses cases in which a partial exchange is followed by a surrender, withdrawal or other distribution from either the old contract or the new contract. Notice 2003-51 specifically indicates that the IRS is considering (1) under what circumstances it should treat a partial exchange followed by such a distribution within 24 months as presumptively for "tax avoidance" purposes (e.g., to avoid the income-out-first rules on amounts received under Code Section 72) and (2) what circumstances it should treat as rebutting such a presumption (e.g., death, disability, reaching age 59 1/2, divorce or loss of employment). Accordingly, we advise you to consult with a qualified tax adviser as to potential tax consequences before attempting any partial exchange.



  3.  DIVERSIFICATION REQUIREMENTS.



The Code requires that investments supporting your Contract be adequately diversified. Code Section 817(h) provides that a variable annuity contract will not be treated as an annuity contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified. If a contract is not treated as an annuity contract, the contract owner will be subject to income tax on annual increases in cash value.



The Treasury Department's diversification regulations under Code Section 817(h) require, among other things, that:



- no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,



- no more than 70% is represented by any two investments,



- no more than 80% is represented by any three investments and



- no more than 90% is represented by any four investments.



In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government




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securities, each government agency or instrumentality is treated as a separate issuer.



A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the insurer or the contract owner must agree to pay the tax due for the period during which the diversification requirements were not met.



  4.  TAX OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT.



In order for a variable annuity contract to qualify for tax income deferral, assets in the separate account supporting the contract must be considered to be owned by the insurance company, and not by the contract owner, for tax purposes. The IRS has stated in published rulings that a variable contract owner will be considered the "owner" of separate account assets for income tax purposes if the contract owner possesses sufficient incidents of ownership in those assets, such as the ability to exercise investment control over the assets. In circumstances where the variable contract owner is treated as the "tax owner" of certain separate account assets, income and gain from such assets would be includable in the variable contract owner's gross income. The Treasury Department indicated in 1986 that, in regulations or revenue rulings under Code Section 817(d) (relating to the definition of a variable contract), it would provide guidance on the extent to which contract owners may direct their investments to particular subaccounts without being treated as tax owners of the underlying shares. Although no such regulations have been issued to date, the IRS has issued a number of rulings that indicate that this issue remains subject to a facts and circumstances test for both variable annuity and life insurance contracts.



For instance, the IRS in Rev. Rul. 2003-92 reiterated its position in prior rulings that, where shares in a fund offered in an insurer's separate account are not available exclusively through the purchase of a variable insurance contract (e.g., where such shares can be purchased directly by the general public or others without going through such a variable contract), such "public availability" means that such shares should be treated as owned directly by the contract owner (and not by the insurer) for tax purposes, as if such contract owner had chosen instead to purchase such shares directly (without going through the variable contract). None of the shares or other interests in the fund choices offered in our Separate Account for your Contract are available for purchase except through an insurer's variable contracts or by other permitted entities.



The IRS in Rev. Rul. 2003-91 also indicated that an insurer could provide as many as 20 fund choices for its variable contract owners (each with a general investment strategy, e.g., a small company stock fund or a special industry fund) under certain circumstances, without causing such a contract owner to be treated as the tax owner of any of the underlying fund assets. The ruling does not specify the number of fund options, if any, that might prevent a variable contract owner from receiving favorable tax treatment. As a result, we believe that any owner of a Contract also should receive the same favorable tax treatment. However, there is necessarily some uncertainty here as long as the IRS continues to use a facts and circumstances test for investor control and other tax ownership issues. Therefore, we reserve the right to modify the Contract as necessary to prevent you from being treated as the tax owner of any underlying assets.



D. FEDERAL INCOME TAX WITHHOLDING



The portion of an amount received under a Contract that is taxable gross income to the payee is also subject to federal income tax withholding, pursuant to Code Section 3405, which requires the following:



     1. Non-Periodic Distributions. The portion of a non-periodic distribution that is includable in gross income is subject to federal income tax withholding unless an individual elects not to have such tax withheld ("election out"). We will provide such an "election out" form at the time such a distribution is requested. If the necessary "election out" form is not submitted to us in a timely manner, generally we are required to withhold 10 percent of the includable amount of distribution and remit it to the IRS.



     2. Periodic Distributions (payable over a period greater than one year). The portion of a periodic distribution that is includable in gross income is generally subject to federal income tax withholding as if the payee were a married individual claiming 3 exemptions, unless the individual elects otherwise. An individual generally may elect out of such withholding, or elect to have income tax withheld at a different rate, by providing a completed election form. We will provide such an election form at the time such a distribution is requested. If the necessary "election out" forms are not submitted to us in a timely manner, we are required to withhold tax as if the recipient were married claiming 3 exemptions, and remit this amount to the IRS.



Regardless of any "election out" (or any amount of tax actually withheld) on an amount received from a Contract, the payee is generally liable for any failure to pay the full amount of tax due on the includable portion of such amount received. A payee also may be required to pay penalties under estimated income tax rules, if the withholding and estimated tax payments are insufficient to satisfy the payee's total tax liability.



E. GENERAL PROVISIONS AFFECTING QUALIFIED RETIREMENT PLANS



The Contract may be used for a number of qualified retirement plans. If the Contract is being purchased with respect to some form of qualified retirement plan, please refer to Appendix I for information relative to the types of plans for which it may be




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used and the general explanation of the tax features of such plans.



F. ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS



The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and mandatory withholding on U.S. source taxable annuity distributions at a 30% rate, unless a lower treaty rate applies and any required tax forms are submitted to us. If withholding applies, we are required to withhold tax at the 30% rate, or a lower treaty rate if applicable, and remit it to the IRS. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser's country of citizenship or residence.



G. ESTATE, GIFT AND GENERATION-SKIPPING TAX AND RELATED TAX CONSIDERATIONS



Any amount payable upon a Contract Owner's death, whether before or after the Annuity Commencement Date, is generally includable in the Contract Owner's estate for federal estate tax purposes. Similarly, prior to the Contract Owner's death, the payment of any amount from the Contract, or the transfer of any interest in the Contract, to a beneficiary or other person for less than adequate consideration may have federal gift tax consequences. In addition, any transfer to, or designation of, a non-spouse beneficiary who either is (1) 37 1/2 or more years younger than a Contract Owner or (2) a grandchild (or more remote further descendent) of a Contract Owner may have federal generation-skipping-transfer ("GST") tax consequences under Code Section 2601. Regulations under Code Section 2662 may require us to deduct any such GST tax from your Contract, or from any applicable payment, and pay it directly to the IRS. However, any federal estate, gift or GST tax payment with respect to a Contract could produce an offsetting income tax deduction for a beneficiary or transferee under Code Section 691(c) (partially offsetting such federal estate or GST tax) or a basis increase for a beneficiary or transferee under Code
Section 691(c) or Section 1015(d). In addition, as indicated above in "Distributions Prior to the Annuity Commencement Date," the transfer of a Contract for less than adequate consideration during the Contract Owner's lifetime generally is treated as producing an amount received by such Contract Owner that is subject to both income tax and the 10% penalty tax. To the extent that such an amount deemed received causes an amount to be includable currently in such Contract Owner's gross income, this same income amount could produce a corresponding increase in such Contract Owner's tax basis for such Contract that is carried over to the transferee's tax basis for such Contract under Code
Section 72(e)(4)(C)(iii) and Section 1015.



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TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION

GENERAL INFORMATION
     Safekeeping of Assets
     Experts
     Non-Participating
     Misstatement of Age or Sex
     Principal Underwriter
PERFORMANCE RELATED INFORMATION
     Total Return for all Sub-Accounts
     Yield for Sub-Accounts
     Money Market Sub-Accounts
     Additional Materials
     Performance Comparisons
ACCUMULATION UNIT VALUES
FINANCIAL STATEMENTS


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APPENDIX I -- INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS


This summary does not attempt to provide more than general information about the federal income tax rules associated with use of a Contract by a tax-qualified retirement plan. State income tax rules applicable to tax-qualified retirement plans often differ from federal income tax rules, and this summary does not describe any of these differences. Because of the complexity of the tax rules, owners, participants and beneficiaries are encouraged to consult their own tax advisors as to specific tax consequences.



The Contracts are available to a variety of tax-qualified retirement plans and arrangements (a "Qualified Plan" or "Plan"). Tax restrictions and consequences for Contracts, accounts under each type of Qualified Plan differ from each other and from those for Non-Qualified Contracts. In addition, individual Qualified Plans may have terms and conditions that impose additional rules. Therefore, no attempt is made herein to provide more than general information about the use of the Contract with the various types of Qualified Plans. Participants under such Qualified Plans, as well as Contract Owners, annuitants and beneficiaries, are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to terms and conditions of the Plans themselves or limited by applicable law, regardless of the terms and conditions of the Contract issued in connection therewith. Qualified Plans generally provide for the tax deferral of income regardless of whether the Qualified Plan invests in an annuity or other investment. You should consider whether the Contract is a suitable investment if you are investing through a Qualified Plan.



THE FOLLOWING IS ONLY A GENERAL DISCUSSION ABOUT TYPES OF QUALIFIED PLANS FOR WHICH THE CONTRACTS MAY BE AVAILABLE. WE ARE NOT THE PLAN ADMINISTRATOR FOR ANY QUALIFIED PLAN. THE PLAN ADMINISTRATOR OR CUSTODIAN, WHICHEVER IS APPLICABLE, (BUT NOT US) IS RESPONSIBLE FOR ALL PLAN ADMINISTRATIVE DUTIES INCLUDING, BUT NOT LIMITED TO, NOTIFICATION OF DISTRIBUTION OPTIONS, DISBURSEMENT OF PLAN BENEFITS, HANDLING ANY PROCESSING AND ADMINISTRATION OF QUALIFIED PLAN LOANS, COMPLIANCE REGULATORY REQUIREMENTS AND FEDERAL AND STATE TAX REPORTING OF INCOME/DISTRIBUTIONS FROM THE PLAN TO PLAN PARTICIPANTS AND, IF APPLICABLE, BENEFICIARIES OF PLAN PARTICIPANTS AND IRA CONTRIBUTIONS FROM PLAN PARTICIPANTS. OUR ADMINISTRATIVE DUTIES ARE LIMITED TO ADMINISTRATION OF THE CONTRACT AND ANY DISBURSEMENTS OF ANY CONTRACT BENEFITS TO THE OWNER, ANNUITANT OR BENEFICIARY OF THE CONTRACT, AS APPLICABLE. OUR TAX REPORTING RESPONSIBILITY IS LIMITED TO FEDERAL AND STATE TAX REPORTING OF INCOME/DISTRIBUTIONS TO THE APPLICABLE PAYEE AND IRA CONTRIBUTIONS FROM THE OWNER OF A CONTRACT, AS RECORDED ON OUR BOOKS AND RECORDS. IF YOU ARE PURCHASING A QUALIFIED CONTRACT, YOU SHOULD CONSULT WITH YOUR PLAN ADMINISTRATOR AND/OR A QUALIFIED TAX ADVISER. YOU ALSO SHOULD CONSULT WITH A QUALIFIED TAX ADVISER AND/OR PLAN ADMINISTRATOR BEFORE YOU WITHDRAW ANY PORTION OF YOUR CONTRACT VALUE.



The tax rules applicable to Qualified Contracts and Qualified Plans, including restrictions on contributions and distributions, taxation of distributions and tax penalties, vary according to the type of Qualified Plan, as well as the terms and conditions of the Plan itself. Various tax penalties may apply to contributions in excess of specified limits, plan distributions (including loans) that do not comply with specified limits, and certain other transactions relating to such Plans. Accordingly, this summary provides only general information about the tax rules associated with use of a Qualified Contract in such a Qualified Plan. In addition, some Qualified Plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. Owners, participants, and beneficiaries are responsible for determining that contributions, distributions and other transactions comply with applicable tax (and non-tax) law. Because of the complexity of these rules, Owners, participants and beneficiaries are advised to consult with a qualified tax adviser as to specific tax consequences.



We do not currently offer the Contracts in connection with all of the types of Qualified Plans discussed below, and may not offer the Contracts for all types of Qualified Plans in the future.



1. INDIVIDUAL RETIREMENT ANNUITIES ("IRAS")



In addition to "traditional" IRAs governed by Code Sections 408(a) and (b) ("Traditional IRAs"), there are Roth IRAs governed by Code Section 408A , SEP IRAs governed by Code Section 408(k), and SIMPLE IRAs governed by Code Section 408(p). Also, Qualified Plans under Code Section 401, 403(b) or 457(b) that include after-tax employee contributions may be treated as deemed IRAs subject to the same rules and limitations as Traditional IRAs. Contributions to each of these types of IRAs are subject to differing limitations. The following is a very general description of each type of IRA for which a Contract is available.



TRADITIONAL IRAS Traditional IRAs are subject to limits on the amounts that may be contributed each year (which contribution limits are scheduled to increase over the next several years), the persons who may be eligible, and the time when minimum distributions must begin. Depending upon the circumstances of the individual, contributions to a Traditional IRA may be made on a deductible or non-deductible basis. Failure to make required minimum distributions ("RMDs") when the Owner reaches age 70 1/2 or dies, as described below, may result in imposition of a 50% penalty tax on any excess of the RMD amount over the amount actually distributed. In addition, any amount received before the Owner reaches age 59 1/2 or dies is subject to a 10% penalty tax on premature distributions, unless a special exception applies, as described below. Under Code Section 408(e), an IRA may not be used for borrowing (or as security for any loan) or in certain prohibited transactions, and such a transaction could lead to the complete tax disqualification of an IRA.



You (or your surviving spouse if you die) may rollover funds tax-free from certain existing Qualified Plans (such as proceeds from existing insurance contracts, annuity contracts or




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securities) into your Traditional IRA under certain circumstances, as indicated
below. However, mandatory tax withholding of 20% may apply to any eligible rollover distribution from certain types of Qualified Plan if the distribution is not transferred directly to your Traditional IRA.



IRAs generally may not invest in life insurance contracts. However, an annuity contract that is used as an IRA may provide a death benefit that equals the greater of the premiums paid or the contract's cash value. The Contract offers an enhanced death benefit that may exceed the greater of the Contract Value or total premium payments. The tax rules are unclear as to what extent an IRA can provide a death benefit that exceeds the greater of the IRA's cash value or the sum of the premiums paid and other contributions into the IRA. Please note that the IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.



SEP IRAS Code Section 408(k) provides for a Traditional IRA in the form of an employer-sponsored defined contribution plan known as a Simplified Employee Pension ("SEP") or a SEP IRA. A SEP IRA can have employer, employee and salary reduction contributions, as well as higher overall contribution limits than a Traditional IRA, but a SEP is also subject to special tax-qualification requirements (e.g., on participation, nondiscrimination and withdrawals) and sanctions. Otherwise, a SEP IRA is generally subject to the same tax rules as for a Traditional IRA, which are described above. Please note that the IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.



SIMPLE IRAS The Savings Incentive Match Plan for Employees of Small Employers ("SIMPLE Plan") is a form of an employer-sponsored Qualified Plan that provides IRA benefits for the participating employees ("SIMPLE IRAs"). Depending upon the SIMPLE Plan, employers may make plan contributions into a SIMPLE IRA established by each eligible participant. Like a Traditional IRA, a SIMPLE IRA is subject to the 50% penalty tax for failure to make a full RMD, and to the 10% penalty tax on premature distributions, as described below. In addition, the 10% penalty tax is increased to 25% for amounts received during the 2-year period beginning on the date you first participated in a qualified salary reduction arrangement pursuant to a SIMPLE Plan maintained by your employer under Code Section 408(p)(2). Contributions to a SIMPLE IRA may be either salary deferral contributions or employer contributions, and these are subject to different tax limits from those for a Traditional IRA. Please note that the SIMPLE IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an SIMPLE IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.



A SIMPLE Plan may designate a single financial institution (a Designated Financial Institution) as the initial trustee, custodian or issuer (in the case of an annuity contract) of the SIMPLE IRA set up for each eligible participant. However, any such Plan also must allow each eligible participant to have the balance in his SIMPLE IRA held by the Designated Financial Institution transferred without cost or penalty to a SIMPLE IRA maintained by a different financial institution. Absent a Designated Financial Institution, each eligible participant must select the financial institution to hold his SIMPLE IRA, and notify his employer of this selection.



If we do not serve as the Designated Financial Institution for your employer's SIMPLE Plan, for you to use one of our Contracts as a SIMPLE IRA, you need to provide your employer with appropriate notification of such a selection under the SIMPLE Plan. If you choose, you may arrange for a qualifying transfer of any amounts currently held in another SIMPLE IRA for your benefit to your SIMPLE IRA with us.



ROTH IRAS Code Section 408A permits eligible individuals to establish a Roth IRA. Contributions to a Roth IRA are not deductible, but withdrawals of amounts contributed and the earnings thereon that meet certain requirements are not subject to federal income tax. In general, Roth IRAs are subject to limitations on the amounts that may be contributed by the persons who may be eligible to contribute, certain Traditional IRA restrictions, and certain RMD rules on the death of the Contract Owner. Unlike a Traditional IRA, Roth IRAs are not subject to RMD rules during the Contract Owner's lifetime. Generally, however, upon the Owner's death the amount remaining in a Roth IRA must be distributed by the end of the fifth year after such death or distributed over the life expectancy of a designated beneficiary. The Owner of a Traditional IRA may convert a Traditional IRA into a Roth IRA under certain circumstances. The conversion of a Traditional IRA to a Roth IRA will subject the fair market value of the converted Traditional IRA to federal income tax. In addition to the amount held in the converted Traditional IRA, the fair market value may include the value of additional benefits provided by the annuity contract on the date of conversion, based on reasonable actuarial assumptions. Tax-free rollovers from a Roth IRA can be made only to another Roth IRA and under limited circumstances, as indicated below. Anyone considering the purchase of a Qualified Contract as a Roth IRA or a "conversion" Roth IRA should consult with a qualified tax adviser. Please note that the Roth IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as a Roth IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.



2. QUALIFIED PENSION OR PROFIT-SHARING PLAN OR SECTION 401(k) PLAN



Provisions of the Code permit eligible employers to establish a tax-qualified pension or profit sharing plan (described in Section 401(a), and Section 401(k) if applicable, and exempt from taxation under Section 501(a)). Such a Plan is subject to




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limitations on the amounts that may be contributed, the persons who may be eligible to participate, the amounts of "incidental" death benefits, and the time when RMDs must commence. In addition, a Plan's provision of incidental benefits may result in currently taxable income to the participant for some or all of such benefits. Amounts may be rolled over tax-free from a Qualified Plan to another Qualified Plan under certain circumstances, as described below. Anyone considering the use of a Qualified Contract in connection with such a Qualified Plan should seek competent tax and other legal advice.



In particular, please note that these tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits "incidental" to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefit once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification.



3. TAX SHELTERED ANNUITY UNDER SECTION 403(b)  ("TSA")



Code Section 403(b) permits public school employees and employees of certain types of charitable, educational and scientific organizations described in Code
Section 501(c)(3) to purchase a "tax-sheltered annuity" contract ("TSA") and, subject to certain limitations, exclude employer contributions to a TSA from such an employee's gross income. Generally, such contributions may not exceed the lesser of an annual dollar limit (e.g., $44,000 in 2006) or 100% of the employee's "includable compensation" for his most recent full year of service, subject to other adjustments. Special provisions may allow certain employees to elect a different overall limitation.



A TSA is subject to a prohibition against distributions from the TSA attributable to contributions made pursuant to a salary reduction agreement, unless such distribution is made:



   a. after the employee reaches age 59 1/2;



   b. upon the employee's separation from service;



   c. upon the employee's death or disability; or



   d. in the case of hardship (and in the case of hardship, any income attributable to such contributions may not be distributed).



Please note that the TSA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an TSA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification. In particular, please note that tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits "incidental" to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefits once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification.



Amounts may be rolled over tax-free from a TSA to another TSA or Qualified Plan (or from a Qualified Plan to a TSA) under certain circumstances, as described below.



4. DEFERRED COMPENSATION PLANS UNDER SECTION 457 ("SECTION 457 PLANS")



Certain governmental employers, or tax-exempt employers other than a governmental entity, can establish a Deferred Compensation Plan under Code
Section 457. For these purposes, a "governmental employer" is a State, a political subdivision of a State, or an agency or an instrumentality of a State or political subdivision of a State. A Deferred Compensation Plan that meets the requirements of Code Section 457(b) is called an "Eligible Deferred Compensation Plan" or "Section 457(b) Plan." Code Section 457(b) limits the amount of contributions that can be made to an Eligible Deferred Compensation Plan on behalf of a participant. In addition, under Code Section 457(d) a
Section 457(b) Plan may not make amounts available for distribution to participants or beneficiaries before (1) the calendar year in which the participant attains age 70 1/2, (2) the participant has a severance from employment (including death), or (3) the participant is faced with an unforeseeable emergency (as determined in accordance with regulations).



All of the assets and income of an Eligible Deferred Compensation Plan for a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries. This trust requirement does not apply to amounts under an Eligible Deferred Compensation Plan of a tax-exempt (non-governmental) employer. In addition, this trust requirement does not apply to amounts held under a Deferred Compensation Plan of a governmental employer that is not a Section 457(b) Plan. However, where the trust requirement does not apply, amounts held under a Section 457 Plan must remain subject to the claims of the employer's general creditors.



5. TAXATION OF AMOUNTS RECEIVED FROM QUALIFIED PLANS



Except under certain circumstances in the case of Roth IRAs, amounts received from Qualified Contracts or Plans generally are taxed as ordinary income under Code Section 72, to the extent that they are not treated as a tax-free recovery of after-tax contributions or other "investment in the contract." For annuity payments and other amounts received after the Annuity Commencement Date from a Qualified Contract or Plan, the tax rules for determining what portion of each amount received




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represents a tax-free recovery of "investment in the contract" are generally the same as for Non-Qualified Contracts, as described above.



For non-periodic amounts from certain Qualified Contracts or Plans, Code
Section 72(e)(8) provides special rules that generally treat a portion of each amount received as a tax-free recovery of the "investment in the contract," based on the ratio of the "investment in the contract" over the Contract Value at the time of distribution. However, in determining such a ratio, certain aggregation rules may apply and may vary, depending on the type of Qualified Contract or Plan. For instances, all Traditional IRAs owned by the same individual are generally aggregated for these purposes, but such an aggregation does not include any IRA inherited by such individual or any Roth IRA owned by such individual.



In addition, penalty taxes, mandatory tax withholding or rollover rules may apply to amounts received from a Qualified Contract or Plan, as indicated below. Accordingly, you are advised to consult with a qualified tax adviser before taking or receiving any amount (including a loan) from a Qualified Contract or Plan.



6. PENALTY TAXES FOR QUALIFIED PLANS



Unlike Non-Qualified Contracts, Qualified Contracts are subject to federal penalty taxes not just on premature distributions, but also on excess contributions and failures to make required minimum distributions ("RMDs"). Penalty taxes on excess contributions can vary by type of Qualified Plan and which person made the excess contribution (e.g., employer or an employee). The penalty taxes on premature distributions and failures to make timely RMDs are more uniform, and are described in more detail below.



a. PENALTY TAXES ON PREMATURE DISTRIBUTIONS Code Section 72(t) imposes a penalty income tax equal to 10% of the taxable portion of a distribution from certain types of Qualified Plans that is made before the employee reaches age 59 1/2. However, this 10% penalty tax does not apply to a distribution that is either:



- made to a beneficiary (or to the employee's estate) on or after the employee's death;



- attributable to the employee's becoming disabled under Code Section 72(m)(7);



- part of a series of substantially equal periodic payments (not less frequently than annually -- "SEPPs") made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of such employee and a designated beneficiary ("SEPP Exception"), and for certain Qualified Plans (other than IRAs) such a series must begin after the employee separates from service;



- (except for IRAs) made to an employee after separation from service after reaching age 55; or



- not greater than the amount allowable as a deduction to the employee for eligible medical expenses during the taxable year.



In addition, the 10% penalty tax does not apply to a distribution from an IRA that is either:



- made after separation from employment to an unemployed IRA owner for health insurance premiums, if certain conditions are met;



- not in excess of the amount of certain qualifying higher education expenses, as defined by Code Section 72(t)(7); or



- for a qualified first-time home buyer and meets the requirements of Code
  Section 72(t)(8).



If the taxpayer avoids this 10% penalty tax by qualifying for the SEPP Exception and later such series of payments is modified (other than by death or disability), the 10% penalty tax will be applied RETROACTIVELY TO ALL THE PRIOR PERIODIC PAYMENTS (i.e., penalty tax plus interest thereon), unless such modification is made after both (a) the employee has reached age 59 1/2 and (b) 5 years have elapsed since the first of these periodic payments.



For any premature distribution from a SIMPLE IRA during the first 2 years that an individual participates in a salary reduction arrangement maintained by that individual's employer under a SIMPLE Plan, the 10% penalty tax rate is increased to 25%.



b. RMDs AND 50% PENALTY TAX If the amount distributed from a Qualified Contract or Plan is less than the amount of the required minimum distribution ("RMD") for the year, the participant is subject to a 50% penalty tax on the amount that has not been timely distributed.



An individual's interest in a Qualified Plan generally must be distributed, or begin to be distributed, not later than the Required Beginning Date. Generally, the Required Beginning Date is April 1 of the calendar year following the later of:



- the calendar year in which the individual attains age 70 1/2, or



- (except in the case of an IRA or a 5% owner, as defined in the Code) the calendar year in which a participant retires from service with the employer sponsoring a Qualified Plan that allows such a later Required Beginning Date.



The entire interest of the individual must be distributed beginning no later than the Required Beginning Date over --



(a) the life of the individual or the lives of the individual and a designated beneficiary (as specified in the Code), or



(b) over a period not extending beyond the life expectancy of the individual or the joint life expectancy of the individual and a designated beneficiary.



If an individual dies before reaching the Required Beginning Date, the individual's entire interest generally must be distributed within 5 years after the individual's death. However, this RMD rule will be deemed satisfied if distributions begin before the close of the calendar year following the individual's death to




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a designated beneficiary and distribution is over the life of such designated beneficiary (or over a period not extending beyond the life expectancy of such beneficiary). If such beneficiary is the individual's surviving spouse, distributions may be delayed until the deceased individual would have attained age 70 1/2.



If an individual dies after RMDs have begun for such individual, any remainder of the individual's interest generally must be distributed at least as rapidly as under the method of distribution in effect at the time of the individual's death.



The RMD rules that apply while the Contract Owner is alive do not apply with respect to Roth IRAs. The RMD rules applicable after the death of the Owner apply to all Qualified Plans, including Roth IRAs. In addition, if the Owner of a Traditional or Roth IRA dies and the Owner's surviving spouse is the sole designated beneficiary, this surviving spouse may elect to treat the Traditional or Roth IRA as his or her own.



The RMD amount for each year is determined generally by dividing the account balance by the applicable life expectancy. This account balance is generally based upon the account value as of the close of business on the last day of the previous calendar year. RMD incidental benefit rules also may require a larger annual RMD amount. RMDs also can be made in the form of annuity payments that satisfy the rules set forth in Regulations under the Code relating to RMDs.



In addition, in computing any RMD amount based on a contract's account value, such account value must include the actuarial value of certain additional benefits provided by the contract. As a result, electing an optional benefit under a Qualified Contract may require the RMD amount for such Qualified Contract to be increased each year, and expose such additional RMD amount to the 50% penalty tax for RMDs if such additional RMD amount is not timely distributed.



7. TAX WITHHOLDING FOR QUALIFIED PLANS



Distributions from a Qualified Contract or Qualified Plan generally are subject to federal income tax withholding requirements. These federal income tax withholding requirements, including any "elections out" and the rate at which withholding applies, generally are the same as for periodic and non-periodic distributions from a Non-Qualified Contract, as described above, except where the distribution is an "eligible rollover distribution" (described below in "ROLLOVER DISTRIBUTIONS"). In the latter case, tax withholding is mandatory at a rate of 20% of the taxable portion of the "eligible rollover distribution," to the extent it is not directly rolled over to an IRA or other Eligible Retirement Plan (described below in "ROLLOVER DISTRIBUTIONS"). Payees cannot elect out of this mandatory 20% withholding in the case of such an "eligible rollover distribution."



Also, special withholding rules apply with respect to distributions from non-governmental Section 457(b) Plans, and to distributions made to individuals who are neither citizens or resident aliens of the United States.



Regardless of any "election out" (or any actual amount of tax actually withheld) on an amount received from a Qualified Contract or Plan, the payee is generally liable for any failure to pay the full amount of tax due on the includable portion of such amount received. A payee also may be required to pay penalties under estimated income tax rules, if the withholding and estimated tax payments are insufficient to satisfy the payee's total tax liability.



8. ROLLOVER DISTRIBUTIONS



The current tax rules and limits for tax-free rollovers and transfers between Qualified Plans vary according to (1) the type of transferor Plan and transferee Plan, (2) whether the amount involved is transferred directly between Plan fiduciaries (a "direct transfer" or a "direct rollover") or is distributed first to a participant or beneficiary who then transfers that amount back into another eligible Plan within 60 days (a "60-day rollover"), and (3) whether the distribution is made to a participant, spouse or other beneficiary. Accordingly, we advise you to consult with a qualified tax adviser before receiving any amount from a Qualified Contract or Plan or attempting some form of rollover or transfer with a Qualified Contract or Plan.



For instance, generally any amount can be transferred directly from one type of Qualified Plan (e.g., a TSA) to the same type of Plan for the benefit of the same individual, without limit (or federal income tax), if the transferee Plan is subject to the same kinds of restrictions as the transferor Plan (e.g., a TSA that is subject to the same kinds of salary reduction restrictions). Such a "direct transfer" between the same kind of Plan is generally not treated as any form of "distribution" out of such a Plan for federal income tax purposes.



By contrast, an amount distributed from one type of Plan (e.g., a TSA) into a different type of Plan (e.g., a Traditional IRA) generally is treated as a "distribution" out of the first Plan for federal income tax purposes, and therefore to avoid being subject to such tax, such a distribution must qualify either as a "direct rollover" (made directly to another Plan fiduciary) or as a "60-day rollover." The tax restrictions and other rules for a "direct rollover" and a "60-day rollover" are similar in many ways, but if any "eligible rollover distribution" made from certain types of Qualified Plan is not transferred directly to another Plan fiduciary by a "direct rollover," then it is subject to mandatory 20% withholding, even if it is later contributed to that same Plan in a "60-day rollover" by the recipient.



Under Code Sections 402(f)(2)(A) and 3405(c)(3) an "eligible rollover distribution" (which is both eligible for rollover treatment and subject to 20% mandatory withholding absent a "direct rollover") is generally any distribution to an employee of any portion (or all) of the balance to the employee's credit in any of the following types of "Eligible Retirement Plan": (1) a Qualified Plan under Code Section 401(a) ("Qualified 401(a) Plan"), (2) a qualified annuity plan under Code Section 403(a) ("Qualified Annuity Plan"), (3) a TSA under Code Section 403(b), or (4) a governmental Section 457(b) Plan.




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However, an "eligible rollover distribution" does not include any distribution that is either:



   a. an RMD amount;



   b. one of a series of substantially equal periodic payments (not less frequently than annually) made either (i) for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and a designated beneficiary, or (ii) for a specified period of 10 years or more; or



   c. any distribution made upon hardship of the employee.



Before making an "eligible rollover distribution," a Plan administrator generally is required under Code Section 402(f) to provide the recipient with advance written notice of the "direct rollover" and "60-day rollover" rules and the distribution's exposure to the 20% mandatory withholding if it is not made by "direct rollover." Generally, under Code Sections 402(c), 403(b)(8) and 457(e)(16), a "direct rollover" or a "60-day rollover" of an "eligible rollover distribution" can be made to a Traditional IRA or to another Eligible Retirement Plan that agrees to accept such a rollover. However, the maximum amount of an "eligible rollover distribution" that can qualify for a tax-free "60-day rollover" is limited to the amount that otherwise would be includable in gross income. By contrast, a "direct rollover" of an "eligible rollover distribution" can include after-tax contributions as well, if the direct rollover is made either to a Traditional IRA or to another form of Eligible Retirement Plan that agrees to account separately for such a rollover, including accounting for such after-tax amounts separately from the otherwise taxable portion of this rollover. Separate accounting also is required for all amounts (taxable or not) that are rolled into a governmental Section 457(b) Plan from either a Qualified Section 401(a) Plan, Qualified Annuity Plan, TSA or IRA. These amounts, when later distributed from the governmental Section 457(b) Plan, are subject to any premature distribution penalty tax applicable to distributions from such a "predecessor" Qualified Plan.



Rollover rules for distributions from IRAs under Code Sections 408(d)(3) and 408A(d)(3) also vary according to the type of transferor IRA and type of transferee IRA or other Plan. For instance, generally no tax-free "direct rollover" or "60-day rollover" can be made between a "NonRoth IRA" (Traditional, SEP or SIMPLE IRA) and a Roth IRA, and a transfer from NonRoth IRA to a Roth IRA, or a "conversion" of a NonRoth IRA to a Roth IRA, is subject to special rules. In addition, generally no tax-free "direct rollover" or "60-day rollover" can be made between an "inherited IRA" (NonRoth or Roth) for a beneficiary and an IRA set up by that same individual as the original owner. Generally, any amount other than an RMD distributed from a Traditional or SEP IRA is eligible for a "direct rollover" or a "60-day rollover" to another Traditional IRA for the same individual. Similarly, any amount other than an RMD distributed from a Roth IRA is generally eligible for a "direct rollover" or a "60-day rollover" to another Roth IRA for the same individual. However, in either case such a tax-free 60-day rollover is limited to 1 per year (365-day period); whereas no 1-year limit applies to any such "direct rollover." Similar rules apply to a "direct rollover" or a "60-day rollover" of a distribution from a SIMPLE IRA to another SIMPLE IRA or a Traditional IRA, except that any distribution of employer contributions from a SIMPLE IRA during the initial 2-year period in which the individual participates in the employer's SIMPLE Plan is generally disqualified (and subject to the 25% penalty tax on premature distributions) if it is not rolled into another SIMPLE IRA for that individual. Amounts other than RMDs distributed from a Traditional or SEP IRA (or SIMPLE IRA after the initial 2-year period) also are eligible for a "direct rollover" or a "60-day rollover" to an Eligible Retirement Plan (e.g., a TSA) that accepts such a rollover, but any such rollover is limited to the amount of the distribution that otherwise would be includable in gross income (i.e., after-tax contributions are not eligible).



Special rules also apply to transfers or rollovers for the benefit of a spouse (or ex-spouse), Plan distributions of property, and obtaining a waiver of the 60-day limit for a tax-free rollover from the IRS.



9. QUALIFIED HURRICANE RELIEF



The Katrina Emergency Tax Relief Act of 2005 ("KETRA"), signed by the President on September 23, 2005, contains several provisions regarding distributions from qualified plans for participants who were affected by Hurricane Katrina. Generally, KETRA allows eligible persons to take distributions from their retirement plans without being subject to the 10% penalty on early distributions and permits the income portion of such distribution to be included in taxable income ratably over a three-year period. KETRA also allows such distributed amounts to be recontributed to the retirement plan within three years and such re-contribution will be treated as a rollover contribution, thus avoiding taxation of the distributed amounts. The total amount of qualified KETRA distributions that an eligible person may receive from all qualified plans is limited to $100,000. KETRA also provides relief for certain qualified plan withdrawals made in connection with home purchases which were cancelled because of Hurricane Katrina and modifies the qualified plan loan rules for certain loans taken by eligible persons. These qualified plan provisions of KETRA were extended to certain victims of Hurricanes Rita and Wilma through the enactment of the Gulf Opportunity Zone Act signed by the President on December 21, 2005. The IRS is preparing further guidance regarding these relief provisions for the victims of the Hurricanes and is drafting Form 8915 for use by eligible persons for reporting qualified plan distributions and determining the amount to be included in taxable income. You should check the IRS's web site to determine if your residence was in an area of hurricane impact which entitles you to the relief being sought. KETRA and the Gulf Opportunity Zone Act contain tax relief provisions in addition to the qualified plan provisions described above and the IRS has designated areas in the hurricane impacted states for different types of tax relief.



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APPENDIX II -- OPTIONAL DEATH BENEFITS -- EXAMPLES

OPTIONAL DEATH BENEFIT EXAMPLES

EXAMPLE 1

Assume that you make a Premium Payment of $100,000. On the first Contract Anniversary assume your Contract Value is $108,000. The Interest Accumulation Value is $105,000 or 5% accumulation on the $100,000 Premium Payment.

$  100,000   Premium Payment
$    5,000   Interest of 5%
-----------
$  105,000   Interest Accumulation Value

If you request a partial Surrender of $10,000 the next day, your Interest Accumulation Value will change. The adjustment for the partial Surrender is determined by dividing the partial Surrender amount by the Contract Value prior to the Surrender and multiplying that amount by the Interest Accumulation Value prior to the Surrender. To determine the new Interest Accumulation Value, that total is then subtracted from the Interest Accumulation Value prior to the Surrender.

$   10,000   partial Surrender divided by
$  108,000   Contract Value prior to Surrender equals
    .09259   multiplied by
$  105,000   Interest Accumulation Value for a total of
$    9,722   to be deducted from the Interest Accumulation Value equals
-----------
$   95,278   the new Interest Accumulation Value

EXAMPLE 2

Assume that you make a Premium Payment of $100,000. On the first Contract Anniversary assume your Contract Value is $92,000. The Interest Accumulation Value is $105,000 or 5% accumulation on the $100,000 Premium Payment.

$  100,000   Premium Payment
$    5,000   Interest of 5%
-----------
$  105,000   Interest Accumulation Value

If you request a partial Surrender of $10,000 the next day, your Interest Accumulation Value will change. The adjustment for the partial Surrender is determined by dividing the partial Surrender amount by the Contract Value prior to the Surrender and multiplying that amount by the Interest Accumulation Value prior to the Surrender. To determine the new Interest Accumulation Value, that total is then subtracted from the Interest Accumulation Value prior to the Surrender.

$   10,000   partial Surrender divided by
$   92,000   Contract Value prior to Surrender equals
    .10870   multiplied by
$  105,000   Interest Accumulation Value for a total of
$   11,413   to be deducted from the Interest Accumulation Value equals
-----------
$   93,587   the New Interest Accumulation Value



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EARNINGS PROTECTION BENEFIT EXAMPLES

EXAMPLE 1

Assume that:

- You elected the Earnings Protection Benefit when you purchased your Contract,

- You made a single Premium Payment of $100,000,

- On your fifth Contract anniversary, your Contract Value was $150,000,

- On the day after your fifth Contract Anniversary, you made a partial Surrender of $40,000,

- On the day we calculate the Death Benefit, your Contract Value was $140,000,

- The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was the greatest of the three death benefit calculations.

ADJUSTMENT FOR PARTIAL SURRENDERS

To calculate the Earnings Protection Benefit, we make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender. To determine if the partial Surrender is greater than the Contract gain:

- Add the amount of the partial Surrender ($40,000) to

- The Contract Value on the date the Earnings Protection Benefit is added to your Contract ($100,000),

- Add Premium Payments made after the Earnings Protection Benefit is added to your Contract before you make the partial Surrender ($0),

- Subtract the Contract Value on the Valuation Day immediately before you make the partial Surrender ($150,000),

- Subtract the sum of any prior adjustments for all prior partial Surrenders made after the Earnings Protection Benefit is added to your Contract ($0),

Which equals -$10,000 which is less than zero, so there is no adjustment for the partial Surrender in this case.

CALCULATION OF CONTRACT GAIN

So Hartford would calculate the Contract gain as follows:

- Contract Value on the date we receive proof of death ($140,000),

- Subtract the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($100,000),

- Add any adjustments for partial Surrenders ($0),

So the Contract gain equals $40,000.

CALCULATION OF EARNINGS PROTECTION BENEFIT CAP

To determine if the cap applies:

- Hartford calculates the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($100,000),

- plus Premium Payments made since that date ($0),

- minus Premium Payments made in the 12 months prior to death ($0),

- minus any adjustments for partial Surrenders ($0),

Which equals $100,000. The cap is 200% of $100,000 which is $200,000.

DEATH BENEFIT WITH EARNINGS PROTECTION BENEFIT

In this situation the cap does not apply, so Hartford takes 40% of $40,000 or $16,000 and adds that to the Contract Value on the date we receive proof of death and the total Death Benefit with the Earnings Protection Benefit is $156,000.

50                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

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EXAMPLE 2

Assume that:

- You elected the Earnings Protection Benefit when you purchased your Contract,

- You made a single Premium Payment of $100,000,

- On your fifth Contract anniversary, your Contract Value was $150,000,

- On the day after your fifth Contract Anniversary, you made a partial Surrender of $60,000,

- On the day we calculate the Death Benefit, your Contract Value was $120,000,

- The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was the greatest of the three death benefit calculations.

ADJUSTMENT FOR PARTIAL SURRENDERS

To calculate the Earnings Protection Benefit, we make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender. To determine if the partial Surrender is greater than the Contract gain:

- Add the amount of the partial Surrender ($60,000) to

- The Contract Value on the date the Earnings Protection Benefit is added to your Contract ($100,000),

- Add Premium Payments made after the Earnings Protection Benefit is added to your Contract before you make the partial Surrender ($0),

- Subtract the Contract Value on the Valuation Day immediately before you make the partial Surrender ($150,000),

- Subtract the sum of any prior adjustments for all prior partial Surrenders made after the Earnings Protection Benefit is added to your Contract ($0),

Which equals +$10,000 which is greater than zero, so there is a $10,000 adjustment for the partial Surrender in this case.

CALCULATION OF CONTRACT GAIN

So Hartford would calculate the Contract gain as follows:

- Contract Value on the date we receive proof of death ($120,000),

- Subtract the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($100,000),

- Add any adjustments for partial Surrenders ($10,000),

So the Contract gain equals $30,000.

CALCULATION OF EARNINGS PROTECTION BENEFIT CAP

To determine if the cap applies:

- Hartford calculates the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($100,000),

- plus Premium Payments made since that date ($0),

- minus Premium Payments made in the 12 months prior to death ($0),

- minus any adjustments for partial Surrenders ($10,000),

Which equals $90,000. The cap is 200% of $90,000 which is $180,000.

DEATH BENEFIT WITH EARNINGS PROTECTION BENEFIT

In this situation the cap does not apply, so Hartford takes 40% of $30,000 or $12,000 and adds that to the Contract Value on the date we receive proof of death and the total Death Benefit with the Earnings Protection Benefit is $132,000.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               51

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APPENDIX III -- THE HARTFORD'S PRINCIPAL FIRST -- EXAMPLES

EXAMPLE 1: ASSUME YOU SELECT THE HARTFORD'S PRINCIPAL FIRST WHEN YOU PURCHASE YOUR CONTRACT AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

- Your Benefit Amount is $100,000, which is your initial Premium Payment.

- Your Benefit Payment is $7,000, which is 7% of your Benefit Amount.

EXAMPLE 2: IF YOU MAKE AN ADDITIONAL PREMIUM PAYMENT OF $50,000, THEN

- Your Benefit Amount is $150,000, which is your prior Benefit Amount ($100,000) plus your additional Premium Payment ($50,000).

- Your Benefit Payment is $10,500, which is your prior Benefit Payment ($7,000) plus 7% of your additional Premium Payment ($3,500).

EXAMPLE 3: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU TAKE THE MAXIMUM BENEFIT PAYMENT BEFORE THE END OF THE FIRST CONTRACT YEAR, THEN

- Your Benefit Amount becomes $93,000, which is your prior Benefit Amount ($100,000) minus the Benefit Payment ($7,000).

- Your Benefit Payment for the next year remains $7,000, because you did not take more than your maximum Benefit Payment ($7,000).

EXAMPLE 4: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $50,000, AND YOUR CONTRACT VALUE IS $150,000 AT THE TIME OF THE SURRENDER, THEN

We recalculate your Benefit Amount by comparing the results of two calculations:

- First we deduct the amount of the Surrender ($50,000) from your Contract Value ($150,000). This equals $100,000 and is your "New Contract Value."

- Second, we deduct the amount of the Surrender ($50,000) from your Benefit Amount ($100,000). This is $50,000 and is your "New Benefit Amount."

Since the New Contract Value ($100,000) is more than or equal to the New Benefit Amount ($50,000), and it is more than or equal to your Premium Payments invested in the Contract before the Surrender ($100,000), the Benefit Payment is unchanged and remains $7,000.

EXAMPLE 5: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $60,000, AND YOUR CONTRACT VALUE IS $150,000 AT THE TIME OF THE SURRENDER, THEN

We recalculate your Benefit Amount by comparing the results of two calculations:

- First we deduct the amount of the Surrender ($60,000) from your Contract Value ($150,000). This equals $90,000 and is your "New Contract Value."

- Second, we deduct the amount of the Surrender ($60,000) from your Benefit Amount ($100,000). This is $40,000 and is your "New Benefit Amount."

Since the New Contract Value ($90,000) is more than or equal to the New Benefit Amount ($40,000), but less than the Premium Payments invested in the Contract before the Surrender ($100,000), the Benefit Payment is reduced. The new Benefit Payment is 7% of the greater of your New Contract Value and New Benefit Amount, which is $6,300.

EXAMPLE 6: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $50,000, AND YOUR CONTRACT VALUE IS $80,000 AT THE TIME OF THE SURRENDER, THEN

We recalculate your Benefit Amount by comparing the results of two calculations:

- First we deduct the amount of the Surrender ($50,000) from your Contract Value ($80,000). This equals $30,000 and is your "New Contract Value."

- Second, we deduct the amount of the Surrender ($50,000) from your Benefit Amount ($100,000). This is $50,000 and is your "New Benefit Amount."

Since the New Contract Value ($30,000) is less than the New Benefit Amount ($50,000), your "New Benefit Amount" becomes the New Contract Value ($30,000), as we have to recalculate your Benefit Payment.

We recalculate the Benefit Payment by comparing the "old" Benefit Payment ($7,000) to 7% of the New Benefit Amount ($2,100). Your Benefit Payment becomes the lower of those two values, or $2,100.

EXAMPLE 7: IF YOU ELECT TO "STEP-UP" THE HARTFORD'S PRINCIPAL FIRST AFTER THE 5TH YEAR, ASSUMING YOU HAVE MADE NO WITHDRAWALS, AND YOUR CONTRACT VALUE AT THE TIME OF STEP-UP IS $200,000, THEN

- We recalculate your Benefit Amount to equal your Contract Value, which is $200,000.

- Your new Benefit Payment is equal to 7% of your new Benefit Amount, or $14,000.

52                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

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APPENDIX IV -- ACCUMULATION UNIT VALUES

(FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)

The following information should be read in conjunction with the financial statements for the Separate Account included in the Statement of Additional Information, which is incorporated by reference in this Prospectus.

There are several classes of Accumulation Unit Values under the Contract depending on the number of optional benefits you select. The table below shows only the highest and lowest possible Accumulation Unit Values, assuming you select no optional benefits or assuming you select all optional benefits. A table showing all classes of Accumulation Unit Values corresponding to all combinations of optional benefits is shown in the Statement of Additional Information, which you may obtain free of charge by calling us at 1-800-521-0538.


                                                                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                                                                      2005     2004     2003    2002
-----------------------------------------------------------------------------------------------------------------------------------
PUTNAM AMERICAN GOVERNMENT INCOME FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                              $12.618  $12.465  $12.447 $11.845
    Accumulation Unit Value at end of period                                                    $12.611  $12.618  $12.465 $12.447
    Number of Accumulation Units outstanding at end of period (in thousands)                         23       27       36      15
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST
    (50 BPS)
    Accumulation Unit Value at beginning of period                                              $11.486  $11.498       --      --
    Accumulation Unit Value at end of period                                                    $11.383  $11.486       --      --
    Number of Accumulation Units outstanding at end of period (in thousands)                         --       --       --      --
PUTNAM CAPITAL APPRECIATION FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                               $8.580   $7.585   $6.164  $7.326
    Accumulation Unit Value at end of period                                                     $9.127   $8.580   $7.585  $6.164
    Number of Accumulation Units outstanding at end of period (in thousands)                         11       10       10      --
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST
    (50 BPS)
    Accumulation Unit Value at beginning of period                                               $8.334   $7.545       --      --
    Accumulation Unit Value at end of period                                                     $8.790   $8.334       --      --
    Number of Accumulation Units outstanding at end of period (in thousands)                         --       --       --      --
PUTNAM CAPITAL OPPORTUNITIES FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                              $15.034  $12.907  $10.000      --
    Accumulation Unit Value at end of period                                                    $16.331  $15.034  $12.907      --
    Number of Accumulation Units outstanding at end of period (in thousands)                          4        4       --      --
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST
    (50 BPS)
    Accumulation Unit Value at beginning of period                                              $14.823  $13.233       --      --
    Accumulation Unit Value at end of period                                                    $15.965  $14.823       --      --
    Number of Accumulation Units outstanding at end of period (in thousands)                         --       --       --      --
PUTNAM DISCOVERY GROWTH FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                               $5.145   $4.850   $3.726  $4.798
    Accumulation Unit Value at end of period                                                     $5.441   $5.145   $4.850  $3.726
    Number of Accumulation Units outstanding at end of period (in thousands)                          9       11       13      --
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST
    (50 BPS)
    Accumulation Unit Value at beginning of period                                               $4.987   $4.835       --      --
    Accumulation Unit Value at end of period                                                     $5.229   $4.987       --      --
    Number of Accumulation Units outstanding at end of period (in thousands)                         --        3       --      --
PUTNAM DIVERSIFIED INCOME FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                              $16.739  $15.544  $13.131 $12.942
    Accumulation Unit Value at end of period                                                    $17.009  $16.739  $15.544 $13.131
    Number of Accumulation Units outstanding at end of period (in thousands)                         41       39       42       8
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST
    (50 BPS)
    Accumulation Unit Value at beginning of period                                              $13.186  $12.527       --      --
    Accumulation Unit Value at end of period                                                    $13.285  $13.186       --      --
    Number of Accumulation Units outstanding at end of period (in thousands)                         --       --       --      --

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               53

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
                                                                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                                                                      2005     2004     2003    2002
-----------------------------------------------------------------------------------------------------------------------------------
PUTNAM EQUITY INCOME FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                              $13.273  $12.038  $10.000      --
    Accumulation Unit Value at end of period                                                    $13.809  $13.273  $12.038      --
    Number of Accumulation Units outstanding at end of period (in thousands)                         17       18       12      --
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST
    (50 BPS)
    Accumulation Unit Value at beginning of period                                              $13.086  $12.036       --      --
    Accumulation Unit Value at end of period                                                    $13.500  $13.086       --      --
    Number of Accumulation Units outstanding at end of period (in thousands)                          3        3       --      --
PUTNAM THE GEORGE PUTNAM FUND OF BOSTON
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                              $11.913  $11.165   $9.674 $10.745
    Accumulation Unit Value at end of period                                                    $12.217  $11.913  $11.165  $9.674
    Number of Accumulation Units outstanding at end of period (in thousands)                        122      122      124      26
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST
    (50 BPS)
    Accumulation Unit Value at beginning of period                                              $11.297  $10.785       --      --
    Accumulation Unit Value at end of period                                                    $11.487  $11.297       --      --
    Number of Accumulation Units outstanding at end of period (in thousands)                         --       --       --      --
PUTNAM GLOBAL ASSET ALLOCATION FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                              $31.327  $29.116  $24.223 $27.669
    Accumulation Unit Value at end of period                                                    $33.045  $31.327  $29.116 $24.223
    Number of Accumulation Units outstanding at end of period (in thousands)                          7        7        7       2
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST
    (50 BPS)
    Accumulation Unit Value at beginning of period                                               $9.752   $9.247       --      --
    Accumulation Unit Value at end of period                                                    $10.200   $9.752       --      --
    Number of Accumulation Units outstanding at end of period (in thousands)                         --       --       --      --
PUTNAM GLOBAL EQUITY FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                              $21.240  $18.947  $14.868 $17.972
    Accumulation Unit Value at end of period                                                    $22.784  $21.240  $18.947 $14.868
    Number of Accumulation Units outstanding at end of period (in thousands)                          6        6        6      --
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST
    (50 BPS)
    Accumulation Unit Value at beginning of period                                               $6.483   $5.955       --      --
    Accumulation Unit Value at end of period                                                     $6.895   $6.483       --      --
    Number of Accumulation Units outstanding at end of period (in thousands)                         --       --       --      --
PUTNAM GROWTH AND INCOME FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                              $49.179  $44.885  $35.733 $43.586
    Accumulation Unit Value at end of period                                                    $51.031  $49.179  $44.885 $35.733
    Number of Accumulation Units outstanding at end of period (in thousands)                         62       64       63      16
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST
    (50 BPS)
    Accumulation Unit Value at beginning of period                                              $10.488   $9.794       --      --
    Accumulation Unit Value at end of period                                                    $10.791  $10.488       --      --
    Number of Accumulation Units outstanding at end of period (in thousands)                         --       --       --      --
PUTNAM GROWTH OPPORTUNITIES FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                               $4.352   $4.338   $3.574  $4.387
    Accumulation Unit Value at end of period                                                     $4.468   $4.352   $4.338  $3.574
    Number of Accumulation Units outstanding at end of period (in thousands)                         28       30       28       4
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST
    (50 BPS)
    Accumulation Unit Value at beginning of period                                               $4.375   $4.456       --      --
    Accumulation Unit Value at end of period                                                     $4.453   $4.375       --      --
    Number of Accumulation Units outstanding at end of period (in thousands)                         --       --       --      --

54                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

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
                                                                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                                                                      2005     2004     2003    2002
-----------------------------------------------------------------------------------------------------------------------------------
PUTNAM HEALTH SCIENCES FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                              $10.770  $10.196   $8.733 $10.175
    Accumulation Unit Value at end of period                                                    $12.022  $10.770  $10.196  $8.733
    Number of Accumulation Units outstanding at end of period (in thousands)                         28       16       16       2
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST
    (50 BPS)
    Accumulation Unit Value at beginning of period                                               $7.635   $7.442       --      --
    Accumulation Unit Value at end of period                                                     $8.451   $7.635       --      --
    Number of Accumulation Units outstanding at end of period (in thousands)                         --       --       --      --
PUTNAM HIGH YIELD FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                              $30.358  $27.850  $22.319 $23.141
    Accumulation Unit Value at end of period                                                    $30.863  $30.358  $27.850 $22.319
    Number of Accumulation Units outstanding at end of period (in thousands)                         24       28       29       7
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST
    (50 BPS)
    Accumulation Unit Value at beginning of period                                              $12.560  $11.804       --      --
    Accumulation Unit Value at end of period                                                    $12.661  $12.560       --      --
    Number of Accumulation Units outstanding at end of period (in thousands)                         --       --       --      --
PUTNAM INCOME FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                              $26.042  $25.288  $24.558 $23.607
    Accumulation Unit Value at end of period                                                    $26.286  $26.042  $25.288 $24.558
    Number of Accumulation Units outstanding at end of period (in thousands)                         40       48       49      21
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST
    (50 BPS)
    Accumulation Unit Value at beginning of period                                              $11.871  $11.731       --      --
    Accumulation Unit Value at end of period                                                    $11.881  $11.871       --      --
    Number of Accumulation Units outstanding at end of period (in thousands)                         --       --       --      --
PUTNAM INTERNATIONAL EQUITY FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                              $17.379  $15.167  $11.967 $14.778
    Accumulation Unit Value at end of period                                                    $19.227  $17.379  $15.167 $11.967
    Number of Accumulation Units outstanding at end of period (in thousands)                         39       39       40      14
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST
    (50 BPS)
    Accumulation Unit Value at beginning of period                                               $9.229   $8.254       --      --
    Accumulation Unit Value at end of period                                                    $10.125   $9.229       --      --
    Number of Accumulation Units outstanding at end of period (in thousands)                         --       --       --      --
PUTNAM INTERNATIONAL GROWTH AND INCOME FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                              $17.018  $14.265  $10.494 $12.950
    Accumulation Unit Value at end of period                                                    $19.148  $17.018  $14.265 $10.494
    Number of Accumulation Units outstanding at end of period (in thousands)                         10        9        7       1
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST
    (50 BPS)
    Accumulation Unit Value at beginning of period                                              $11.307   $9.693       --      --
    Accumulation Unit Value at end of period                                                    $12.615  $11.307       --      --
    Number of Accumulation Units outstanding at end of period (in thousands)                         --       --       --      --
PUTNAM INTERNATIONAL NEW OPPORTUNITIES FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                              $11.909  $10.655   $8.111  $9.673
    Accumulation Unit Value at end of period                                                    $13.900  $11.909  $10.655  $8.111
    Number of Accumulation Units outstanding at end of period (in thousands)                         10        7        7      --
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST
    (50 BPS)
    Accumulation Unit Value at beginning of period                                               $7.610   $6.910       --      --
    Accumulation Unit Value at end of period                                                     $8.808   $7.610       --      --
    Number of Accumulation Units outstanding at end of period (in thousands)                         --       --       --      --

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               55

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
                                                                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                                                                      2005     2004     2003    2002
-----------------------------------------------------------------------------------------------------------------------------------
PUTNAM INVESTORS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                               $9.102   $8.195   $6.536  $7.873
    Accumulation Unit Value at end of period                                                     $9.766   $9.102   $8.195  $6.536
    Number of Accumulation Units outstanding at end of period (in thousands)                         47       57       59      17
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST
    (50 BPS)
    Accumulation Unit Value at beginning of period                                               $6.701   $6.203       --      --
    Accumulation Unit Value at end of period                                                     $7.129   $6.701       --      --
    Number of Accumulation Units outstanding at end of period (in thousands)                         --       --       --      --
PUTNAM MID CAP VALUE FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                              $14.559  $12.789  $10.000      --
    Accumulation Unit Value at end of period                                                    $16.143  $14.559  $12.789      --
    Number of Accumulation Units outstanding at end of period (in thousands)                          5        5        2      --
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST
    (50 BPS)
    Accumulation Unit Value at beginning of period                                              $14.354  $12.902       --      --
    Accumulation Unit Value at end of period                                                    $15.781  $14.354       --      --
    Number of Accumulation Units outstanding at end of period (in thousands)                         --       --       --      --
PUTNAM MONEY MARKET FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                               $1.664   $1.677   $1.692  $1.694
    Accumulation Unit Value at end of period                                                     $1.682   $1.664   $1.677  $1.692
    Number of Accumulation Units outstanding at end of period (in thousands)                         69       73       79      34
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST
    (50 BPS)
    Accumulation Unit Value at beginning of period                                               $0.983   $0.997       --      --
    Accumulation Unit Value at end of period                                                     $0.985   $0.983       --      --
    Number of Accumulation Units outstanding at end of period (in thousands)                         --       --       --      --
PUTNAM NEW OPPORTUNITIES FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                              $20.149  $18.524  $14.184 $18.032
    Accumulation Unit Value at end of period                                                    $21.857  $20.149  $18.524 $14.184
    Number of Accumulation Units outstanding at end of period (in thousands)                         17       19       25       6
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST
    (50 BPS)
    Accumulation Unit Value at beginning of period                                               $5.050   $4.797       --      --
    Accumulation Unit Value at end of period                                                     $5.432   $5.050       --      --
    Number of Accumulation Units outstanding at end of period (in thousands)                         --       --       --      --
PUTNAM NEW VALUE FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                              $18.225  $16.012  $12.257 $14.834
    Accumulation Unit Value at end of period                                                    $19.031  $18.225  $16.012 $12.257
    Number of Accumulation Units outstanding at end of period (in thousands)                         23       24       26      14
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST
    (50 BPS)
    Accumulation Unit Value at beginning of period                                              $13.647  $12.255       --      --
    Accumulation Unit Value at end of period                                                    $14.129  $13.647       --      --
    Number of Accumulation Units outstanding at end of period (in thousands)                         --       --       --      --
PUTNAM OTC & EMERGING GROWTH FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                               $5.498   $5.138   $3.839  $5.034
    Accumulation Unit Value at end of period                                                     $5.848   $5.498   $5.138  $3.839
    Number of Accumulation Units outstanding at end of period (in thousands)                         15       20       24       1
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST
    (50 BPS)
    Accumulation Unit Value at beginning of period                                               $3.452   $3.318       --      --
    Accumulation Unit Value at end of period                                                     $3.641   $3.452       --      --
    Number of Accumulation Units outstanding at end of period (in thousands)                         --       --       --      --

56                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

----------------------------------------------------------------------------


                                                                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                                                                      2005     2004     2003    2002
-----------------------------------------------------------------------------------------------------------------------------------
PUTNAM RESEARCH FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                              $12.207  $11.509   $9.313 $11.363
    Accumulation Unit Value at end of period                                                    $12.641  $12.207  $11.509  $9.313
    Number of Accumulation Units outstanding at end of period (in thousands)                         15       15       20      13
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST
    (50 BPS)
    Accumulation Unit Value at beginning of period                                               $7.791   $7.471       --      --
    Accumulation Unit Value at end of period                                                     $8.000   $7.791       --      --
    Number of Accumulation Units outstanding at end of period (in thousands)                         --       --       --      --
PUTNAM SMALL CAP VALUE FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                              $21.652  $17.397  $11.789 $15.650
    Accumulation Unit Value at end of period                                                    $22.852  $21.652  $17.397 $11.789
    Number of Accumulation Units outstanding at end of period (in thousands)                         33       35       34      10
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST
    (50 BPS)
    Accumulation Unit Value at beginning of period                                              $18.978  $15.994       --      --
    Accumulation Unit Value at end of period                                                    $19.861  $18.978       --      --
    Number of Accumulation Units outstanding at end of period (in thousands)                         --       --       --      --
PUTNAM UTILITIES GROWTH AND INCOME FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                              $21.863  $18.233  $14.813 $17.884
    Accumulation Unit Value at end of period                                                    $23.408  $21.863  $18.233 $14.813
    Number of Accumulation Units outstanding at end of period (in thousands)                         11        8        8       2
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST
    (50 BPS)
    Accumulation Unit Value at beginning of period                                               $8.539   $7.301       --      --
    Accumulation Unit Value at end of period                                                     $9.065   $8.539       --      --
    Number of Accumulation Units outstanding at end of period (in thousands)                         --       --       --      --
PUTNAM VISTA FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                              $14.019  $11.986   $9.128 $12.010
    Accumulation Unit Value at end of period                                                    $15.504  $14.019  $11.986  $9.128
    Number of Accumulation Units outstanding at end of period (in thousands)                         13       18       19       2
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST
    (50 BPS)
    Accumulation Unit Value at beginning of period                                               $5.733   $5.095       --      --
    Accumulation Unit Value at end of period                                                     $6.287   $5.733       --      --
    Number of Accumulation Units outstanding at end of period (in thousands)                         --       --       --      --
PUTNAM VOYAGER FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                              $50.189  $48.458  $39.341 $49.264
    Accumulation Unit Value at end of period                                                    $52.308  $50.189  $48.458 $39.341
    Number of Accumulation Units outstanding at end of period (in thousands)                         29       35       38       7
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST
    (50 BPS)
    Accumulation Unit Value at beginning of period                                               $6.232   $6.190       --      --
    Accumulation Unit Value at end of period                                                     $6.440   $6.232       --      --
    Number of Accumulation Units outstanding at end of period (in thousands)                         --       --       --      --

To obtain a Statement of Additional Information, please complete the form below and mail to:

         Hartford Life and Annuity Insurance Company
         Attn: Investment Product Services
         P.O. Box 5085
         Hartford, Connecticut 06102-5085

Please send a Statement of Additional Information for Series VII of Putnam Hartford Capital Manager variable annuity to me at the following address:


----------------------------------------------------------------
                              Name

----------------------------------------------------------------
                            Address

----------------------------------------------------------------
  City/State                                        Zip Code

                                    PART B

                      STATEMENT OF ADDITIONAL INFORMATION
                 HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                             SEPARATE ACCOUNT TEN

                SERIES VII OF PUTNAM HARTFORD CAPITAL MANAGER

This Statement of Additional Information is not a prospectus. The information contained in this document should be read in conjunction with the Prospectus.

To obtain a Prospectus, send a written request to Hartford Life and Annuity Insurance Company, Attn: Investment Product Services, P.O. Box 5085, Hartford, CT 06102-5085.


Date of Prospectus: May 1, 2006
Date of Statement of Additional Information: May 1, 2006


TABLE OF CONTENTS


GENERAL INFORMATION                                                                                                             2
     Safekeeping of Assets                                                                                                      2
     Experts                                                                                                                    2
     Non-Participating                                                                                                          2
     Misstatement of Age or Sex                                                                                                 2
     Principal Underwriter                                                                                                      2
PERFORMANCE RELATED INFORMATION                                                                                                 2
     Total Return for all Sub-Accounts                                                                                          2
     Yield for Sub-Accounts                                                                                                     3
     Money Market Sub-Accounts                                                                                                  3
     Additional Materials                                                                                                       3
     Performance Comparisons                                                                                                    3
ACCUMULATION UNIT VALUES                                                                                                        4
FINANCIAL STATEMENTS                                                                                                         SA-1

2                                HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

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GENERAL INFORMATION

SAFEKEEPING OF ASSETS

Hartford holds title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from Hartford's general corporate assets. Records are maintained of all purchases and redemptions of the underlying fund shares held in each of the Sub-Accounts.

EXPERTS


The statutory basis balance sheets of Hartford Life and Annuity Insurance Company (the "Company") as of December 31, 2005 and 2004, and the related statutory basis statements of operations, changes in capital and surplus, and cash flows for each of the three years in the period ended December 31, 2005 have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report dated March 24, 2006 and the statements of assets and liabilities of Hartford Life and Annuity Insurance Company Separate Account Ten (the "Account") as of December 31, 2005, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period ended December 31, 2005 have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report dated February 22, 2006, which reports are both included in this Statement of Additional Information and have been so included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is City Place, 33rd Floor, 185 Asylum Street, Hartford, Connecticut 06103-3402.


NON-PARTICIPATING

The Contract is non-participating and we pay no dividends.

MISSTATEMENT OF AGE OR SEX

If an Annuitant's age or sex was misstated on the Contract, any Contract payments or benefits will be determined using the correct age and sex. If we have overpaid Annuity Payouts, an adjustment, including interest on the amount of the overpayment, will be made to the next Annuity Payout or Payouts. If we have underpaid due to a misstatement of age or sex, we will credit the next Annuity Payout with the amount we underpaid and credit interest.

PRINCIPAL UNDERWRITER

The Contracts, which are offered continuously, are distributed by Hartford Securities Distribution Company, Inc. ("HSD"). HSD serves as Principal Underwriter for the securities issued with respect to the Separate Account. HSD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc. HSD is an affiliate of ours. Both HSD and Hartford are ultimately controlled by The Hartford Financial Services Group, Inc. The principal business address of HSD is the same as ours.


Hartford currently pays HSD underwriting commissions for its role as Principal Underwriter of all variable annuities associated with this Separate Account. For the past three years, the aggregate dollar amount of underwriting commissions paid to HSD in its role as Principal Underwriter has been: 2005:
$4,452,052; 2004: $9,032,718; and 2003: $14,223,782.


PERFORMANCE RELATED INFORMATION

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

TOTAL RETURN FOR ALL SUB-ACCOUNTS

When a Sub-Account advertises its standardized total return, it will usually be calculated from the date of the inception of the Sub-Account for one, five and ten year periods or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. To calculate standardized total return, Hartford uses a hypothetical initial premium payment of $1,000.00 and deducts for the mortality and risk expense charge, the highest possible contingent deferred charge, any applicable administrative charge and the Annual Maintenance Fee.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                3

----------------------------------------------------------------------------

The formula Hartford uses to calculate standardized total return is P(1+T) TO THE POWER OF n = ERV. In this calculation, "P" represents a hypothetical initial premium payment of $1,000.00, "T" represents the average annual total return, "n" represents the number of years and "ERV" represents the redeemable value at the end of the period.

In addition to the standardized total return, the Sub-Account may advertise a non-standardized total return. These figures will usually be calculated from the date of inception of the underlying fund for one, five and ten year periods or other relevant periods. Non-standardized total return is measured in the same manner as the standardized total return described above, except that the contingent deferred sales charge and the Annual Maintenance Fee are not deducted. Therefore, non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account.

YIELD FOR SUB-ACCOUNTS

If applicable, the Sub-Accounts may advertise yield in addition to total return. At any time in the future, yields may be higher or lower than past yields and past performance is no indication of future performance.


The standardized yield will be computed for periods beginning with the inception of the Sub-Account in the following manner. The net investment income per Accumulation Unit earned during a one-month period is divided by the Accumulation Unit Value on the last day of the period.


The formula Hartford uses to calculate yield is: YIELD = 2[(a - b/cd +1)6 -1]. In this calculation, "a" represents the net investment income earned during the period by the underlying fund, "b" represents the expenses accrued for the period, "c" represents the average daily number of Accumulation Units outstanding during the period and "d" represents the maximum offering price per Accumulation Unit on the last day of the period.

MONEY MARKET SUB-ACCOUNTS


At any time in the future, current and effective yields may be higher or lower than past yields and past performance is no indication of future performance.


Current yield of a money market fund Sub-Account is calculated for a seven-day period or the "base period" without taking into consideration any realized or unrealized gains or losses on shares of the underlying fund. The first step in determining yield is to compute the base period return. Hartford takes a hypothetical account with a balance of one Accumulation Unit of the Sub-Account and calculates the net change in its value from the beginning of the base period to the end of the base period. Hartford then subtracts an amount equal to the total deductions for the Contract and then divides that number by the value of the account at the beginning of the base period. The result is the base period return or "BPR". Once the base period return is calculated, Hartford then multiplies it by 365/7 to compute the current yield. Current yield is calculated to the nearest hundredth of one percent.

The formula for this calculation is YIELD = BPR x (365/7), where BPR = (A -
B)/C. "A" is equal to the net change in value of a hypothetical account with a balance of one Accumulation Unit of the Sub-Account from the beginning of the base period to the end of the base period. "B" is equal to the amount that Hartford deducts for mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee. "C" represents the value of the Sub-Account at the beginning of the base period.

Effective yield is also calculated using the base period return. The effective yield is calculated by adding 1 to the base period return and raising that result to a power equal to 365 divided by 7 and subtracting 1 from the result. The calculation Hartford uses is:

    EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1) TO THE POWER OF 365/7] - 1.

ADDITIONAL MATERIALS

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for any alternatives.

PERFORMANCE COMPARISONS


Each Sub-Account may from time to time include in advertisements the ranking of its performance figures compared with performance figures of other annuity contract's sub-accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.

4                                HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

----------------------------------------------------------------------------

ACCUMULATION UNIT VALUES

(FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)

The following information should be read in conjunction with the financial statements for the Separate Account included in this Statement of Additional Information.

There are several classes of Accumulation Unit Values under the Contract depending on the number of optional benefits you select. The table below shows all possible Accumulation Unit Values corresponding to all combinations of optional benefits. A table showing only the highest and lowest possible Accumulation Unit Values is shown in the prospectus, which assumes you select either no optional benefits or all optional benefits.

                                                                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                                                                      2005     2004     2003    2002
-----------------------------------------------------------------------------------------------------------------------------------
PUTNAM AMERICAN GOVERNMENT INCOME FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                              $12.618  $12.465  $12.447 $11.845
    Accumulation Unit Value at end of period                                                    $12.611  $12.618  $12.465 $12.447
    Number of Accumulation Units outstanding at end of period (in thousands)                         23       27       36      15
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                              $12.573  $12.438  $12.439 $11.848
    Accumulation Unit Value at end of period                                                    $12.547  $12.573  $12.438 $12.439
    Number of Accumulation Units outstanding at end of period (in thousands)                          2        2        1      --
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                              $12.557  $12.429  $12.436 $11.849
    Accumulation Unit Value at end of period                                                    $12.525  $12.557  $12.429 $12.436
    Number of Accumulation Units outstanding at end of period (in thousands)                         --       --       --      --
  WITH THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                              $12.512  $12.403  $12.429 $12.151
    Accumulation Unit Value at end of period                                                    $12.461  $12.512  $12.403 $12.429
    Number of Accumulation Units outstanding at end of period (in thousands)                         38       41       45      12
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                              $12.512  $12.403  $12.429 $11.852
    Accumulation Unit Value at end of period                                                    $12.461  $12.512  $12.403 $12.429
    Number of Accumulation Units outstanding at end of period (in thousands)                         38       41       45      12
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                              $12.467  $12.440       --      --
    Accumulation Unit Value at end of period                                                    $12.398  $12.467       --      --
    Number of Accumulation Units outstanding at end of period (in thousands)                         13       13       --      --
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                              $12.467  $12.377  $12.421 $12.151
    Accumulation Unit Value at end of period                                                    $12.398  $12.467  $12.377 $12.421
    Number of Accumulation Units outstanding at end of period (in thousands)                         13       13    15.00    8.00
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                              $12.452  $12.368  $12.418 $12.150
    Accumulation Unit Value at end of period                                                    $12.376  $12.452  $12.368 $12.418
    Number of Accumulation Units outstanding at end of period (in thousands)                          4        5        5      --
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                              $11.542  $11.533       --      --
    Accumulation Unit Value at end of period                                                    $11.461  $11.542       --      --
    Number of Accumulation Units outstanding at end of period (in thousands)                         --       --       --      --
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                              $12.406  $12.402       --      --
    Accumulation Unit Value at end of period                                                    $12.313  $12.406       --      --
    Number of Accumulation Units outstanding at end of period (in thousands)                          5        5       --      --
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST
    (35 BPS)
    Accumulation Unit Value at beginning of period                                              $12.406  $12.341  $12.410 $12.150
    Accumulation Unit Value at end of period                                                    $12.313  $12.406  $12.341 $12.410
    Number of Accumulation Units outstanding at end of period (in thousands)                          5        5        5      --
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST
    (50 BPS)
    Accumulation Unit Value at beginning of period                                              $11.486  $11.498       --      --
    Accumulation Unit Value at end of period                                                    $11.383  $11.486       --      --
    Number of Accumulation Units outstanding at end of period (in thousands)                         --       --       --      --

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                5

----------------------------------------------------------------------------

                                                                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                                                                      2005    2004     2003     2002
-----------------------------------------------------------------------------------------------------------------------------------
PUTNAM CAPITAL APPRECIATION FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                               $8.580  $7.585   $6.164   $7.326
    Accumulation Unit Value at end of period                                                     $9.127  $8.580   $7.585   $6.164
    Number of Accumulation Units outstanding at end of period (in thousands)                         11      10       10       --
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                               $8.549  $7.569   $6.160   $7.328
    Accumulation Unit Value at end of period                                                     $9.080  $8.549   $7.569   $6.160
    Number of Accumulation Units outstanding at end of period (in thousands)                         --      --       --       --
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                               $8.538  $7.564   $6.159   $7.329
    Accumulation Unit Value at end of period                                                     $9.065  $8.538   $7.564   $6.159
    Number of Accumulation Units outstanding at end of period (in thousands)                         --      --       --       --
  WITH THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                               $8.507  $7.548   $6.155   $5.752
    Accumulation Unit Value at end of period                                                     $9.018  $8.507   $7.548   $6.155
    Number of Accumulation Units outstanding at end of period (in thousands)                         37      40       49        5
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                               $8.507  $7.548   $6.155   $7.331
    Accumulation Unit Value at end of period                                                     $9.018  $8.507   $7.548   $6.155
    Number of Accumulation Units outstanding at end of period (in thousands)                         37      40       49        5
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                               $8.427  $7.605       --       --
    Accumulation Unit Value at end of period                                                     $8.919  $8.427       --       --
    Number of Accumulation Units outstanding at end of period (in thousands)                         10      10       --       --
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                               $8.427  $7.487   $6.115   $5.718
    Accumulation Unit Value at end of period                                                     $8.919  $8.427   $7.487   $6.115
    Number of Accumulation Units outstanding at end of period (in thousands)                         10      10     9.00       --
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                               $8.394  $7.463   $6.098   $5.703
    Accumulation Unit Value at end of period                                                     $8.881  $8.394   $7.463   $6.098
    Number of Accumulation Units outstanding at end of period (in thousands)                          8       8        4        2
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                               $8.374  $7.568       --       --
    Accumulation Unit Value at end of period                                                     $8.851  $8.374       --       --
    Number of Accumulation Units outstanding at end of period (in thousands)                         41      46       --       --
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                               $8.436  $7.627       --       --
    Accumulation Unit Value at end of period                                                     $8.911  $8.436       --       --
    Number of Accumulation Units outstanding at end of period (in thousands)                         --      --       --       --
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST
    (35 BPS)
    Accumulation Unit Value at beginning of period                                               $8.436  $7.510   $6.146   $5.751
    Accumulation Unit Value at end of period                                                     $8.911  $8.436   $7.510   $6.146
    Number of Accumulation Units outstanding at end of period (in thousands)                         --      --       --       --
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST
    (50 BPS)
    Accumulation Unit Value at beginning of period                                               $8.334  $7.545       --       --
    Accumulation Unit Value at end of period                                                     $8.790  $8.334       --       --
    Number of Accumulation Units outstanding at end of period (in thousands)                         --      --       --       --
PUTNAM CAPITAL OPPORTUNITIES FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                              $15.034 $12.907  $10.000       --
    Accumulation Unit Value at end of period                                                    $16.331 $15.034  $12.907       --
    Number of Accumulation Units outstanding at end of period (in thousands)                          4       4       --       --
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                              $14.997 $12.894  $10.000       --
    Accumulation Unit Value at end of period                                                    $16.266 $14.997  $12.894       --
    Number of Accumulation Units outstanding at end of period (in thousands)                         --      --       --       --

6                                HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

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
                                                                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                                                                      2005     2004     2003    2002
-----------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                              $14.984  $12.890  $10.000      --
    Accumulation Unit Value at end of period                                                    $16.244  $14.984  $12.890      --
    Number of Accumulation Units outstanding at end of period (in thousands)                         --       --       --      --
  WITH THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                              $14.947  $12.877  $10.000      --
    Accumulation Unit Value at end of period                                                    $16.180  $14.947  $12.877      --
    Number of Accumulation Units outstanding at end of period (in thousands)                         15       10        8      --
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                              $14.947  $12.877  $10.000      --
    Accumulation Unit Value at end of period                                                    $16.180  $14.947  $12.877      --
    Number of Accumulation Units outstanding at end of period (in thousands)                         15       10        8      --
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                              $14.910  $13.268       --      --
    Accumulation Unit Value at end of period                                                    $16.115  $14.910       --      --
    Number of Accumulation Units outstanding at end of period (in thousands)                         --       --       --      --
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                              $14.910  $12.864  $10.000      --
    Accumulation Unit Value at end of period                                                    $16.115  $14.910  $12.864      --
    Number of Accumulation Units outstanding at end of period (in thousands)                         --       --       --      --
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                              $14.897  $12.860  $10.000      --
    Accumulation Unit Value at end of period                                                    $16.094  $14.897  $12.860      --
    Number of Accumulation Units outstanding at end of period (in thousands)                          3        2       --      --
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                              $14.872  $13.253       --      --
    Accumulation Unit Value at end of period                                                    $16.051  $14.872       --      --
    Number of Accumulation Units outstanding at end of period (in thousands)                         47       35       --      --
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                              $14.860  $13.248       --      --
    Accumulation Unit Value at end of period                                                    $16.029  $14.860       --      --
    Number of Accumulation Units outstanding at end of period (in thousands)                         --       --       --      --
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST
    (35 BPS)
    Accumulation Unit Value at beginning of period                                              $14.860  $12.847  $10.000      --
    Accumulation Unit Value at end of period                                                    $16.029  $14.860  $12.847      --
    Number of Accumulation Units outstanding at end of period (in thousands)                         --       --       --      --
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST
    (50 BPS)
    Accumulation Unit Value at beginning of period                                              $14.823  $13.233       --      --
    Accumulation Unit Value at end of period                                                    $15.965  $14.823       --      --
    Number of Accumulation Units outstanding at end of period (in thousands)                         --       --       --      --
PUTNAM DISCOVERY GROWTH FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                               $5.145   $4.850   $3.726  $4.798
    Accumulation Unit Value at end of period                                                     $5.441   $5.145   $4.850  $3.726
    Number of Accumulation Units outstanding at end of period (in thousands)                          9       11       13      --
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                               $5.126   $4.840   $3.724  $4.799
    Accumulation Unit Value at end of period                                                     $5.413   $5.126   $4.840  $3.724
    Number of Accumulation Units outstanding at end of period (in thousands)                          2        1        1      --
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                               $5.120   $4.836   $3.723  $4.800
    Accumulation Unit Value at end of period                                                     $5.404   $5.120   $4.836  $3.723
    Number of Accumulation Units outstanding at end of period (in thousands)                         --       --       --      --
  WITH THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                               $5.102   $4.826   $3.721  $3.533
    Accumulation Unit Value at end of period                                                     $5.376   $5.102   $4.826  $3.721
    Number of Accumulation Units outstanding at end of period (in thousands)                        131      169      183       2

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                7

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
                                                                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                                                                      2005     2004     2003    2002
-----------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                               $5.102   $4.826   $3.721  $4.801
    Accumulation Unit Value at end of period                                                     $5.376   $5.102   $4.826  $3.721
    Number of Accumulation Units outstanding at end of period (in thousands)                        131      169      183       2
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                               $5.042   $4.873       --      --
    Accumulation Unit Value at end of period                                                     $5.306   $5.042       --      --
    Number of Accumulation Units outstanding at end of period (in thousands)                          7        7       --      --
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                               $5.042   $4.777   $3.688  $3.505
    Accumulation Unit Value at end of period                                                     $5.306   $5.042   $4.777  $3.688
    Number of Accumulation Units outstanding at end of period (in thousands)                          7        7     7.00    4.00
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                               $5.023   $4.761   $3.678  $3.495
    Accumulation Unit Value at end of period                                                     $5.283   $5.023   $4.761  $3.678
    Number of Accumulation Units outstanding at end of period (in thousands)                         --       --       --      --
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                               $5.011   $4.849       --      --
    Accumulation Unit Value at end of period                                                     $5.265   $5.011       --      --
    Number of Accumulation Units outstanding at end of period (in thousands)                         35       45       --      --
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                               $5.059   $4.898       --      --
    Accumulation Unit Value at end of period                                                     $5.312   $5.059       --      --
    Number of Accumulation Units outstanding at end of period (in thousands)                          1        1       --      --
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST
    (35 BPS)
    Accumulation Unit Value at beginning of period                                               $5.059   $4.802   $3.715  $3.533
    Accumulation Unit Value at end of period                                                     $5.312   $5.059   $4.802  $3.715
    Number of Accumulation Units outstanding at end of period (in thousands)                          1        1        1      --
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST
    (50 BPS)
    Accumulation Unit Value at beginning of period                                               $4.987   $4.835       --      --
    Accumulation Unit Value at end of period                                                     $5.229   $4.987       --      --
    Number of Accumulation Units outstanding at end of period (in thousands)                         --        3       --      --
PUTNAM DIVERSIFIED INCOME FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                              $16.739  $15.544  $13.131 $12.942
    Accumulation Unit Value at end of period                                                    $17.009  $16.739  $15.544 $13.131
    Number of Accumulation Units outstanding at end of period (in thousands)                         41       39       42       8
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                              $16.678  $15.511  $13.122 $12.945
    Accumulation Unit Value at end of period                                                    $16.922  $16.678  $15.511 $13.122
    Number of Accumulation Units outstanding at end of period (in thousands)                          6        6        6       4
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                              $16.658  $15.500  $13.120 $12.947
    Accumulation Unit Value at end of period                                                    $16.893  $16.658  $15.500 $13.120
    Number of Accumulation Units outstanding at end of period (in thousands)                          5        4        4      --
  WITH THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                              $16.598  $15.467  $13.111 $12.473
    Accumulation Unit Value at end of period                                                    $16.807  $16.598  $15.467 $13.111
    Number of Accumulation Units outstanding at end of period (in thousands)                        146      153      160       7
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                              $16.598  $15.467  $13.111 $12.950
    Accumulation Unit Value at end of period                                                    $16.807  $16.598  $15.467 $13.111
    Number of Accumulation Units outstanding at end of period (in thousands)                        146      153      160       7
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                              $16.537  $15.661       --      --
    Accumulation Unit Value at end of period                                                    $16.721  $16.537       --      --
    Number of Accumulation Units outstanding at end of period (in thousands)                         28       34       --      --

8                                HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

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
                                                                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                                                                      2005    2004     2003     2002
-----------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                              $16.537 $15.434  $13.103  $12.473
    Accumulation Unit Value at end of period                                                    $16.721 $16.537  $15.434  $13.103
    Number of Accumulation Units outstanding at end of period (in thousands)                         28      34    36.00     2.00
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                              $16.517 $15.423  $13.100  $12.472
    Accumulation Unit Value at end of period                                                    $16.692 $16.517  $15.423  $13.100
    Number of Accumulation Units outstanding at end of period (in thousands)                          5       5        4       --
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                              $13.250 $12.564       --       --
    Accumulation Unit Value at end of period                                                    $13.377 $13.250       --       --
    Number of Accumulation Units outstanding at end of period (in thousands)                         --      --       --       --
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                              $16.458 $15.614       --       --
    Accumulation Unit Value at end of period                                                    $16.607 $16.458       --       --
    Number of Accumulation Units outstanding at end of period (in thousands)                          3       3       --       --
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST
    (35 BPS)
    Accumulation Unit Value at beginning of period                                              $16.458 $15.391  $13.092  $12.472
    Accumulation Unit Value at end of period                                                    $16.607 $16.458  $15.391  $13.092
    Number of Accumulation Units outstanding at end of period (in thousands)                          3       3        3        1
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST
    (50 BPS)
    Accumulation Unit Value at beginning of period                                              $13.186 $12.527       --       --
    Accumulation Unit Value at end of period                                                    $13.285 $13.186       --       --
    Number of Accumulation Units outstanding at end of period (in thousands)                         --      --       --       --
PUTNAM EQUITY INCOME FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                              $13.273 $12.038  $10.000       --
    Accumulation Unit Value at end of period                                                    $13.809 $13.273  $12.038       --
    Number of Accumulation Units outstanding at end of period (in thousands)                         17      18       12       --
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                              $13.240 $12.026  $10.000       --
    Accumulation Unit Value at end of period                                                    $13.754 $13.240  $12.026       --
    Number of Accumulation Units outstanding at end of period (in thousands)                          5       5        5       --
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                              $13.229 $12.022  $10.000       --
    Accumulation Unit Value at end of period                                                    $13.736 $13.229  $12.022       --
    Number of Accumulation Units outstanding at end of period (in thousands)                          5       9        9       --
  WITH THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                              $13.196 $12.009  $10.000       --
    Accumulation Unit Value at end of period                                                    $13.681 $13.196  $12.009       --
    Number of Accumulation Units outstanding at end of period (in thousands)                         68      56       48       --
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                              $13.196 $12.009  $10.000       --
    Accumulation Unit Value at end of period                                                    $13.681 $13.196  $12.009       --
    Number of Accumulation Units outstanding at end of period (in thousands)                         68      56       48       --
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                              $13.163 $12.068       --       --
    Accumulation Unit Value at end of period                                                    $13.626 $13.163       --       --
    Number of Accumulation Units outstanding at end of period (in thousands)                          3       3       --       --
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                              $13.163 $11.997  $10.000       --
    Accumulation Unit Value at end of period                                                    $13.626 $13.163  $11.997       --
    Number of Accumulation Units outstanding at end of period (in thousands)                          3       3     3.00       --
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                              $13.152 $11.993  $10.000       --
    Accumulation Unit Value at end of period                                                    $13.608 $13.152  $11.993       --
    Number of Accumulation Units outstanding at end of period (in thousands)                          8       8        8       --

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                9

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
                                                                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                                                                      2005     2004     2003    2002
-----------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                              $13.130  $12.055       --      --
    Accumulation Unit Value at end of period                                                    $13.572  $13.130       --      --
    Number of Accumulation Units outstanding at end of period (in thousands)                         54       56       --      --
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                              $13.119  $12.050       --      --
    Accumulation Unit Value at end of period                                                    $13.554  $13.119       --      --
    Number of Accumulation Units outstanding at end of period (in thousands)                         --       --       --      --
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST
    (35 BPS)
    Accumulation Unit Value at beginning of period                                              $13.119  $11.981  $10.000      --
    Accumulation Unit Value at end of period                                                    $13.554  $13.119  $11.981      --
    Number of Accumulation Units outstanding at end of period (in thousands)                         --       --       --      --
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST
    (50 BPS)
    Accumulation Unit Value at beginning of period                                              $13.086  $12.036       --      --
    Accumulation Unit Value at end of period                                                    $13.500  $13.086       --      --
    Number of Accumulation Units outstanding at end of period (in thousands)                          3        3       --      --
PUTNAM THE GEORGE PUTNAM FUND OF BOSTON
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                              $11.913  $11.165   $9.674 $10.745
    Accumulation Unit Value at end of period                                                    $12.217  $11.913  $11.165  $9.674
    Number of Accumulation Units outstanding at end of period (in thousands)                        122      122      124      26
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                              $11.870  $11.141   $9.668 $10.748
    Accumulation Unit Value at end of period                                                    $12.155  $11.870  $11.141  $9.668
    Number of Accumulation Units outstanding at end of period (in thousands)                          5        5        5      --
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                              $11.856  $11.133   $9.666 $10.749
    Accumulation Unit Value at end of period                                                    $12.134  $11.856  $11.133  $9.666
    Number of Accumulation Units outstanding at end of period (in thousands)                         27       25       28      --
  WITH THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                              $11.813  $11.109   $9.660  $9.290
    Accumulation Unit Value at end of period                                                    $12.072  $11.813  $11.109  $9.660
    Number of Accumulation Units outstanding at end of period (in thousands)                        212      220      194      18
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                              $11.813  $11.109   $9.660 $10.752
    Accumulation Unit Value at end of period                                                    $12.072  $11.813  $11.109  $9.660
    Number of Accumulation Units outstanding at end of period (in thousands)                        212      220      194      18
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                              $11.770  $11.201       --      --
    Accumulation Unit Value at end of period                                                    $12.010  $11.770       --      --
    Number of Accumulation Units outstanding at end of period (in thousands)                         22       23       --      --
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                              $11.770  $11.086   $9.654  $9.290
    Accumulation Unit Value at end of period                                                    $12.010  $11.770  $11.086  $9.654
    Number of Accumulation Units outstanding at end of period (in thousands)                         22       23    23.00    4.00
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                              $11.756  $11.078   $9.652  $9.290
    Accumulation Unit Value at end of period                                                    $11.990  $11.756  $11.078  $9.652
    Number of Accumulation Units outstanding at end of period (in thousands)                         18       18       16       1
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                              $11.351  $10.817       --      --
    Accumulation Unit Value at end of period                                                    $11.566  $11.351       --      --
    Number of Accumulation Units outstanding at end of period (in thousands)                         --       --       --      --
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                              $11.713  $11.167       --      --
    Accumulation Unit Value at end of period                                                    $11.929  $11.713       --      --
    Number of Accumulation Units outstanding at end of period (in thousands)                          4        4       --      --

10                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

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
                                                                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                                                                      2005     2004    2003     2002
-----------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST
    (35 BPS)
    Accumulation Unit Value at beginning of period                                              $11.713  $11.054  $9.645   $9.289
    Accumulation Unit Value at end of period                                                    $11.929  $11.713 $11.054   $9.645
    Number of Accumulation Units outstanding at end of period (in thousands)                          4        4       4       --
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST
    (50 BPS)
    Accumulation Unit Value at beginning of period                                              $11.297  $10.785      --       --
    Accumulation Unit Value at end of period                                                    $11.487  $11.297      --       --
    Number of Accumulation Units outstanding at end of period (in thousands)                         --       --      --       --
PUTNAM GLOBAL ASSET ALLOCATION FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                              $31.327  $29.116 $24.223  $27.669
    Accumulation Unit Value at end of period                                                    $33.045  $31.327 $29.116  $24.223
    Number of Accumulation Units outstanding at end of period (in thousands)                          7        7       7        2
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                              $31.213  $29.055 $24.208  $27.676
    Accumulation Unit Value at end of period                                                    $32.876  $31.213 $29.055  $24.208
    Number of Accumulation Units outstanding at end of period (in thousands)                         11       12      12       12
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                              $31.176  $29.034 $24.203  $27.679
    Accumulation Unit Value at end of period                                                    $32.820  $31.176 $29.034  $24.203
    Number of Accumulation Units outstanding at end of period (in thousands)                          3       --       1       --
  WITH THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                              $31.063  $28.972 $24.187  $23.428
    Accumulation Unit Value at end of period                                                    $32.652  $31.063 $28.972  $24.187
    Number of Accumulation Units outstanding at end of period (in thousands)                         18       17      19        3
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                              $31.063  $28.972 $24.187  $27.686
    Accumulation Unit Value at end of period                                                    $32.652  $31.063 $28.972  $24.187
    Number of Accumulation Units outstanding at end of period (in thousands)                         18       17      19        3
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                              $30.950  $29.252      --       --
    Accumulation Unit Value at end of period                                                    $32.485  $30.950      --       --
    Number of Accumulation Units outstanding at end of period (in thousands)                          1        1      --       --
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                              $30.950  $28.911 $24.172  $23.428
    Accumulation Unit Value at end of period                                                    $32.485  $30.950 $28.911  $24.172
    Number of Accumulation Units outstanding at end of period (in thousands)                          1        1    1.00     1.00
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                              $30.913  $28.890 $24.167  $23.428
    Accumulation Unit Value at end of period                                                    $32.430  $30.913 $28.890  $24.167
    Number of Accumulation Units outstanding at end of period (in thousands)                         --       --      --       --
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                               $9.799   $9.274      --       --
    Accumulation Unit Value at end of period                                                    $10.270   $9.799      --       --
    Number of Accumulation Units outstanding at end of period (in thousands)                         --       --      --       --
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                              $30.801  $29.164      --       --
    Accumulation Unit Value at end of period                                                    $32.264  $30.801      --       --
    Number of Accumulation Units outstanding at end of period (in thousands)                         --       --      --       --
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST
    (35 BPS)
    Accumulation Unit Value at beginning of period                                              $30.801  $28.829 $24.152  $23.427
    Accumulation Unit Value at end of period                                                    $32.264  $30.801 $28.829  $24.152
    Number of Accumulation Units outstanding at end of period (in thousands)                         --       --      --       --
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST
    (50 BPS)
    Accumulation Unit Value at beginning of period                                               $9.752   $9.247      --       --
    Accumulation Unit Value at end of period                                                    $10.200   $9.752      --       --
    Number of Accumulation Units outstanding at end of period (in thousands)                         --       --      --       --

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               11

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
                                                                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                                                                      2005     2004     2003    2002
-----------------------------------------------------------------------------------------------------------------------------------
PUTNAM GLOBAL EQUITY FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                              $21.240  $18.947  $14.868 $17.972
    Accumulation Unit Value at end of period                                                    $22.784  $21.240  $18.947 $14.868
    Number of Accumulation Units outstanding at end of period (in thousands)                          6        6        6      --
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                              $21.163  $18.907  $14.859 $17.977
    Accumulation Unit Value at end of period                                                    $22.667  $21.163  $18.907 $14.859
    Number of Accumulation Units outstanding at end of period (in thousands)                         --        1        1       1
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                              $21.137  $18.893  $14.856 $17.978
    Accumulation Unit Value at end of period                                                    $22.629  $21.137  $18.893 $14.856
    Number of Accumulation Units outstanding at end of period (in thousands)                         --       --       --      --
  WITH THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                              $21.061  $18.853  $14.846 $14.307
    Accumulation Unit Value at end of period                                                    $22.513  $21.061  $18.853 $14.846
    Number of Accumulation Units outstanding at end of period (in thousands)                         10       10       10      --
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                              $21.061  $18.853  $14.846 $17.983
    Accumulation Unit Value at end of period                                                    $22.513  $21.061  $18.853 $14.846
    Number of Accumulation Units outstanding at end of period (in thousands)                         10       10       10      --
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                              $20.985  $19.213       --      --
    Accumulation Unit Value at end of period                                                    $22.398  $20.985       --      --
    Number of Accumulation Units outstanding at end of period (in thousands)                         --       --       --      --
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                              $20.985  $18.813  $14.837 $14.307
    Accumulation Unit Value at end of period                                                    $22.398  $20.985  $18.813 $14.837
    Number of Accumulation Units outstanding at end of period (in thousands)                         --       --       --    1.00
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                              $20.959  $18.800  $14.834 $14.307
    Accumulation Unit Value at end of period                                                    $22.360  $20.959  $18.800 $14.834
    Number of Accumulation Units outstanding at end of period (in thousands)                          2        2       --      --
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                               $6.514   $5.973       --      --
    Accumulation Unit Value at end of period                                                     $6.943   $6.514       --      --
    Number of Accumulation Units outstanding at end of period (in thousands)                         --       --       --      --
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                              $20.883  $19.156       --      --
    Accumulation Unit Value at end of period                                                    $22.245  $20.883       --      --
    Number of Accumulation Units outstanding at end of period (in thousands)                         --       --       --      --
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST
    (35 BPS)
    Accumulation Unit Value at beginning of period                                              $20.883  $18.760  $14.824 $14.307
    Accumulation Unit Value at end of period                                                    $22.245  $20.883  $18.760 $14.824
    Number of Accumulation Units outstanding at end of period (in thousands)                         --       --       --      --
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST
    (50 BPS)
    Accumulation Unit Value at beginning of period                                               $6.483   $5.955       --      --
    Accumulation Unit Value at end of period                                                     $6.895   $6.483       --      --
    Number of Accumulation Units outstanding at end of period (in thousands)                         --       --       --      --
PUTNAM GROWTH AND INCOME FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                              $49.179  $44.885  $35.733 $43.586
    Accumulation Unit Value at end of period                                                    $51.031  $49.179  $44.885 $35.733
    Number of Accumulation Units outstanding at end of period (in thousands)                         62       64       63      16
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                              $49.001  $44.790  $35.711 $43.597
    Accumulation Unit Value at end of period                                                    $50.770  $49.001  $44.790 $35.711
    Number of Accumulation Units outstanding at end of period (in thousands)                          9        9        8       3

12                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

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
                                                                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                                                                      2005     2004     2003    2002
-----------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                              $48.942  $44.758  $35.703 $43.600
    Accumulation Unit Value at end of period                                                    $50.684  $48.942  $44.758 $35.703
    Number of Accumulation Units outstanding at end of period (in thousands)                          7        7        7      --
  WITH THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                              $48.765  $44.663  $35.681 $33.969
    Accumulation Unit Value at end of period                                                    $50.424  $48.765  $44.663 $35.681
    Number of Accumulation Units outstanding at end of period (in thousands)                        103      106      103      12
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                              $48.765  $44.663  $35.681 $43.611
    Accumulation Unit Value at end of period                                                    $50.424  $48.765  $44.663 $35.681
    Number of Accumulation Units outstanding at end of period (in thousands)                        103      106      103      12
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                              $48.588  $45.226       --      --
    Accumulation Unit Value at end of period                                                    $50.166  $48.588       --      --
    Number of Accumulation Units outstanding at end of period (in thousands)                         19       19       --      --
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                              $48.588  $44.568  $35.658 $33.968
    Accumulation Unit Value at end of period                                                    $50.166  $48.588  $44.568 $35.658
    Number of Accumulation Units outstanding at end of period (in thousands)                         19       19    19.00    4.00
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                              $48.530  $44.536  $35.651 $33.968
    Accumulation Unit Value at end of period                                                    $50.081  $48.530  $44.536 $35.651
    Number of Accumulation Units outstanding at end of period (in thousands)                          9        9        7       4
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                              $10.539   $9.823       --      --
    Accumulation Unit Value at end of period                                                    $10.865  $10.539       --      --
    Number of Accumulation Units outstanding at end of period (in thousands)                         --       --       --      --
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                              $48.354  $45.090       --      --
    Accumulation Unit Value at end of period                                                    $49.825  $48.354       --      --
    Number of Accumulation Units outstanding at end of period (in thousands)                          4        4       --      --
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST
    (35 BPS)
    Accumulation Unit Value at beginning of period                                              $48.354  $44.442  $35.628 $33.967
    Accumulation Unit Value at end of period                                                    $49.825  $48.354  $44.442 $35.628
    Number of Accumulation Units outstanding at end of period (in thousands)                          4        4        4      --
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST
    (50 BPS)
    Accumulation Unit Value at beginning of period                                              $10.488   $9.794       --      --
    Accumulation Unit Value at end of period                                                    $10.791  $10.488       --      --
    Number of Accumulation Units outstanding at end of period (in thousands)                         --       --       --      --
PUTNAM GROWTH OPPORTUNITIES FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                               $4.352   $4.338   $3.574  $4.387
    Accumulation Unit Value at end of period                                                     $4.468   $4.352   $4.338  $3.574
    Number of Accumulation Units outstanding at end of period (in thousands)                         28       30       28       4
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                               $4.336   $4.328   $3.572  $4.388
    Accumulation Unit Value at end of period                                                     $4.445   $4.336   $4.328  $3.572
    Number of Accumulation Units outstanding at end of period (in thousands)                         26       26       25      --
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                               $4.331   $4.325   $3.571  $4.388
    Accumulation Unit Value at end of period                                                     $4.437   $4.331   $4.325  $3.571
    Number of Accumulation Units outstanding at end of period (in thousands)                         --       --       --      --
  WITH THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                               $4.315   $4.316   $3.569  $3.450
    Accumulation Unit Value at end of period                                                     $4.414   $4.315   $4.316  $3.569
    Number of Accumulation Units outstanding at end of period (in thousands)                         40       41       47       4

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               13

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
                                                                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                                                                      2005     2004     2003    2002
-----------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                               $4.315   $4.316   $3.569  $4.389
    Accumulation Unit Value at end of period                                                     $4.414   $4.315   $4.316  $3.569
    Number of Accumulation Units outstanding at end of period (in thousands)                         40       41       47       4
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                               $4.300   $4.366       --      --
    Accumulation Unit Value at end of period                                                     $4.392   $4.300       --      --
    Number of Accumulation Units outstanding at end of period (in thousands)                         45       43       --      --
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                               $4.300   $4.307   $3.567  $3.450
    Accumulation Unit Value at end of period                                                     $4.392   $4.300   $4.307  $3.567
    Number of Accumulation Units outstanding at end of period (in thousands)                         45       43    41.00    2.00
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                               $4.294   $4.304   $3.566  $3.450
    Accumulation Unit Value at end of period                                                     $4.384   $4.294   $4.304  $3.566
    Number of Accumulation Units outstanding at end of period (in thousands)                          3        3       --      --
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                               $4.396   $4.470       --      --
    Accumulation Unit Value at end of period                                                     $4.484   $4.396       --      --
    Number of Accumulation Units outstanding at end of period (in thousands)                         --       --       --      --
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                               $4.279   $4.353       --      --
    Accumulation Unit Value at end of period                                                     $4.362   $4.279       --      --
    Number of Accumulation Units outstanding at end of period (in thousands)                          4        4       --      --
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST
    (35 BPS)
    Accumulation Unit Value at beginning of period                                               $4.279   $4.295   $3.564  $3.450
    Accumulation Unit Value at end of period                                                     $4.362   $4.279   $4.295  $3.564
    Number of Accumulation Units outstanding at end of period (in thousands)                          4        4        4       4
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST
    (50 BPS)
    Accumulation Unit Value at beginning of period                                               $4.375   $4.456       --      --
    Accumulation Unit Value at end of period                                                     $4.453   $4.375       --      --
    Number of Accumulation Units outstanding at end of period (in thousands)                         --       --       --      --
PUTNAM HEALTH SCIENCES FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                              $10.770  $10.196   $8.733 $10.175
    Accumulation Unit Value at end of period                                                    $12.022  $10.770  $10.196  $8.733
    Number of Accumulation Units outstanding at end of period (in thousands)                         28       16       16       2
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                              $10.731  $10.174   $8.728 $10.178
    Accumulation Unit Value at end of period                                                    $11.961  $10.731  $10.174  $8.728
    Number of Accumulation Units outstanding at end of period (in thousands)                          2        2        2      --
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                              $10.718  $10.167   $8.726 $10.179
    Accumulation Unit Value at end of period                                                    $11.940  $10.718  $10.167  $8.726
    Number of Accumulation Units outstanding at end of period (in thousands)                         --       --        2      --
  WITH THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                              $10.679  $10.145   $8.721  $8.443
    Accumulation Unit Value at end of period                                                    $11.879  $10.679  $10.145  $8.721
    Number of Accumulation Units outstanding at end of period (in thousands)                         22       20       20       4
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                              $10.679  $10.145   $8.721 $10.181
    Accumulation Unit Value at end of period                                                    $11.879  $10.679  $10.145  $8.721
    Number of Accumulation Units outstanding at end of period (in thousands)                         22       20       20       4
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                              $10.641  $10.338       --      --
    Accumulation Unit Value at end of period                                                    $11.818  $10.641       --      --
    Number of Accumulation Units outstanding at end of period (in thousands)                         10       10       --      --

14                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

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
                                                                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                                                                      2005     2004     2003    2002
-----------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                              $10.641  $10.124   $8.715  $8.443
    Accumulation Unit Value at end of period                                                    $11.818  $10.641  $10.124  $8.715
    Number of Accumulation Units outstanding at end of period (in thousands)                         10       10    10.00    4.00
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                              $10.628  $10.116   $8.713  $8.443
    Accumulation Unit Value at end of period                                                    $11.798  $10.628  $10.116  $8.713
    Number of Accumulation Units outstanding at end of period (in thousands)                         --       --       --      --
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                               $7.672   $7.465       --      --
    Accumulation Unit Value at end of period                                                     $8.509   $7.672       --      --
    Number of Accumulation Units outstanding at end of period (in thousands)                         --       --       --      --
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                              $10.589  $10.307       --      --
    Accumulation Unit Value at end of period                                                    $11.738  $10.589       --      --
    Number of Accumulation Units outstanding at end of period (in thousands)                          6        6       --      --
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST
    (35 BPS)
    Accumulation Unit Value at beginning of period                                              $10.589  $10.095   $8.708  $8.443
    Accumulation Unit Value at end of period                                                    $11.738  $10.589  $10.095  $8.708
    Number of Accumulation Units outstanding at end of period (in thousands)                          6        6        6       2
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST
    (50 BPS)
    Accumulation Unit Value at beginning of period                                               $7.635   $7.442       --      --
    Accumulation Unit Value at end of period                                                     $8.451   $7.635       --      --
    Number of Accumulation Units outstanding at end of period (in thousands)                         --       --       --      --
PUTNAM HIGH YIELD FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                              $30.358  $27.850  $22.319 $23.141
    Accumulation Unit Value at end of period                                                    $30.863  $30.358  $27.850 $22.319
    Number of Accumulation Units outstanding at end of period (in thousands)                         24       28       29       7
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                              $30.248  $27.791  $22.305 $23.147
    Accumulation Unit Value at end of period                                                    $30.705  $30.248  $27.791 $22.305
    Number of Accumulation Units outstanding at end of period (in thousands)                          3        3        3      --
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                              $30.212  $27.771  $22.300 $23.149
    Accumulation Unit Value at end of period                                                    $30.653  $30.212  $27.771 $22.300
    Number of Accumulation Units outstanding at end of period (in thousands)                          2        5        5      --
  WITH THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                              $30.102  $27.712  $22.286 $21.267
    Accumulation Unit Value at end of period                                                    $30.496  $30.102  $27.712 $22.286
    Number of Accumulation Units outstanding at end of period (in thousands)                         82      101      104       3
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                              $30.102  $27.712  $22.286 $23.155
    Accumulation Unit Value at end of period                                                    $30.496  $30.102  $27.712 $22.286
    Number of Accumulation Units outstanding at end of period (in thousands)                         82      101      104       3
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                              $29.994  $28.097       --      --
    Accumulation Unit Value at end of period                                                    $30.340  $29.994       --      --
    Number of Accumulation Units outstanding at end of period (in thousands)                          6        6       --      --
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                              $29.994  $27.653  $22.272 $21.266
    Accumulation Unit Value at end of period                                                    $30.340  $29.994  $27.653 $22.272
    Number of Accumulation Units outstanding at end of period (in thousands)                          6        6     7.00   12.00
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                              $29.957  $27.634  $22.267 $21.266
    Accumulation Unit Value at end of period                                                    $30.288  $29.957  $27.634 $22.267
    Number of Accumulation Units outstanding at end of period (in thousands)                          3        3        2      --

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               15

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
                                                                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                                                                      2005     2004     2003    2002
-----------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                              $12.621  $11.839       --      --
    Accumulation Unit Value at end of period                                                    $12.748  $12.621       --      --
    Number of Accumulation Units outstanding at end of period (in thousands)                         --       --       --      --
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                              $29.849  $28.013       --      --
    Accumulation Unit Value at end of period                                                    $30.133  $29.849       --      --
    Number of Accumulation Units outstanding at end of period (in thousands)                          2        2       --      --
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST
    (35 BPS)
    Accumulation Unit Value at beginning of period                                              $29.849  $27.575  $22.253 $21.266
    Accumulation Unit Value at end of period                                                    $30.133  $29.849  $27.575 $22.253
    Number of Accumulation Units outstanding at end of period (in thousands)                          2        2        2      --
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST
    (50 BPS)
    Accumulation Unit Value at beginning of period                                              $12.560  $11.804       --      --
    Accumulation Unit Value at end of period                                                    $12.661  $12.560       --      --
    Number of Accumulation Units outstanding at end of period (in thousands)                         --       --       --      --
PUTNAM INCOME FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                              $26.042  $25.288  $24.558 $23.607
    Accumulation Unit Value at end of period                                                    $26.286  $26.042  $25.288 $24.558
    Number of Accumulation Units outstanding at end of period (in thousands)                         40       48       49      21
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                              $25.947  $25.234  $24.542 $23.613
    Accumulation Unit Value at end of period                                                    $26.151  $25.947  $25.234 $24.542
    Number of Accumulation Units outstanding at end of period (in thousands)                          5        5        4      --
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                              $25.916  $25.216  $24.537 $23.615
    Accumulation Unit Value at end of period                                                    $26.106  $25.916  $25.216 $24.537
    Number of Accumulation Units outstanding at end of period (in thousands)                          3        7        7      --
  WITH THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                              $25.822  $25.162  $24.522 $23.891
    Accumulation Unit Value at end of period                                                    $25.973  $25.822  $25.162 $24.522
    Number of Accumulation Units outstanding at end of period (in thousands)                        151      152      161      10
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                              $25.822  $25.162  $24.522 $23.621
    Accumulation Unit Value at end of period                                                    $25.973  $25.822  $25.162 $24.522
    Number of Accumulation Units outstanding at end of period (in thousands)                        151      152      161      10
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                              $25.728  $25.343       --      --
    Accumulation Unit Value at end of period                                                    $25.840  $25.728       --      --
    Number of Accumulation Units outstanding at end of period (in thousands)                         35       40       --      --
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                              $25.728  $25.109  $24.506 $23.891
    Accumulation Unit Value at end of period                                                    $25.840  $25.728  $25.109 $24.506
    Number of Accumulation Units outstanding at end of period (in thousands)                         35       40    43.00    2.00
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                              $25.697  $25.091  $24.501 $23.891
    Accumulation Unit Value at end of period                                                    $25.796  $25.697  $25.091 $24.501
    Number of Accumulation Units outstanding at end of period (in thousands)                          5        5        4      --
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                              $11.929  $11.766       --      --
    Accumulation Unit Value at end of period                                                    $11.962  $11.929       --      --
    Number of Accumulation Units outstanding at end of period (in thousands)                         --       --       --      --
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                              $25.604  $25.267       --      --
    Accumulation Unit Value at end of period                                                    $25.664  $25.604       --      --
    Number of Accumulation Units outstanding at end of period (in thousands)                         10       11       --      --

16                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

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
                                                                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                                                                      2005     2004     2003    2002
-----------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST
    (35 BPS)
    Accumulation Unit Value at beginning of period                                              $25.604  $25.038  $24.486 $23.890
    Accumulation Unit Value at end of period                                                    $25.664  $25.604  $25.038 $24.486
    Number of Accumulation Units outstanding at end of period (in thousands)                         10       11       11      --
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST
    (50 BPS)
    Accumulation Unit Value at beginning of period                                              $11.871  $11.731       --      --
    Accumulation Unit Value at end of period                                                    $11.881  $11.871       --      --
    Number of Accumulation Units outstanding at end of period (in thousands)                         --       --       --      --
PUTNAM INTERNATIONAL EQUITY FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                              $17.379  $15.167  $11.967 $14.778
    Accumulation Unit Value at end of period                                                    $19.227  $17.379  $15.167 $11.967
    Number of Accumulation Units outstanding at end of period (in thousands)                         39       39       40      14
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                              $17.316  $15.135  $11.960 $14.782
    Accumulation Unit Value at end of period                                                    $19.129  $17.316  $15.135 $11.960
    Number of Accumulation Units outstanding at end of period (in thousands)                          2        1        1      --
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                              $17.295  $15.124  $11.957 $14.783
    Accumulation Unit Value at end of period                                                    $19.096  $17.295  $15.124 $11.957
    Number of Accumulation Units outstanding at end of period (in thousands)                          2        2        1      --
  WITH THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                              $17.232  $15.092  $11.949 $11.987
    Accumulation Unit Value at end of period                                                    $18.999  $17.232  $15.092 $11.949
    Number of Accumulation Units outstanding at end of period (in thousands)                        105      110      114       5
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                              $17.232  $15.092  $11.949 $14.786
    Accumulation Unit Value at end of period                                                    $18.999  $17.232  $15.092 $11.949
    Number of Accumulation Units outstanding at end of period (in thousands)                        105      110      114       5
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                              $17.170  $15.306       --      --
    Accumulation Unit Value at end of period                                                    $18.902  $17.170       --      --
    Number of Accumulation Units outstanding at end of period (in thousands)                         20       22       --      --
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                              $17.170  $15.060  $11.942 $11.987
    Accumulation Unit Value at end of period                                                    $18.902  $17.170  $15.060 $11.942
    Number of Accumulation Units outstanding at end of period (in thousands)                         20       22    33.00   10.00
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                              $17.149  $15.049  $11.939 $11.987
    Accumulation Unit Value at end of period                                                    $18.869  $17.149  $15.049 $11.939
    Number of Accumulation Units outstanding at end of period (in thousands)                          1        1       --      --
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                               $9.274   $8.279       --      --
    Accumulation Unit Value at end of period                                                    $10.194   $9.274       --      --
    Number of Accumulation Units outstanding at end of period (in thousands)                         --       --       --      --
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                              $17.087  $15.260       --      --
    Accumulation Unit Value at end of period                                                    $18.773  $17.087       --      --
    Number of Accumulation Units outstanding at end of period (in thousands)                          1        1       --      --
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST
    (35 BPS)
    Accumulation Unit Value at beginning of period                                              $17.087  $15.017  $11.932 $11.986
    Accumulation Unit Value at end of period                                                    $18.773  $17.087  $15.017 $11.932
    Number of Accumulation Units outstanding at end of period (in thousands)                          1        1        1       1
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST
    (50 BPS)
    Accumulation Unit Value at beginning of period                                               $9.229   $8.254       --      --
    Accumulation Unit Value at end of period                                                    $10.125   $9.229       --      --
    Number of Accumulation Units outstanding at end of period (in thousands)                         --       --       --      --

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               17

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
                                                                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                                                                      2005     2004     2003    2002
-----------------------------------------------------------------------------------------------------------------------------------
PUTNAM INTERNATIONAL GROWTH AND INCOME FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                              $17.018  $14.265  $10.494 $12.950
    Accumulation Unit Value at end of period                                                    $19.148  $17.018  $14.265 $10.494
    Number of Accumulation Units outstanding at end of period (in thousands)                         10        9        7       1
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                              $16.956  $14.235  $10.487 $12.954
    Accumulation Unit Value at end of period                                                    $19.050  $16.956  $14.235 $10.487
    Number of Accumulation Units outstanding at end of period (in thousands)                          1       --       --      --
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                              $16.936  $14.224  $10.485 $12.955
    Accumulation Unit Value at end of period                                                    $19.017  $16.936  $14.224 $10.485
    Number of Accumulation Units outstanding at end of period (in thousands)                          6        1        1      --
  WITH THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                              $16.874  $14.194  $10.479 $10.692
    Accumulation Unit Value at end of period                                                    $18.920  $16.874  $14.194 $10.479
    Number of Accumulation Units outstanding at end of period (in thousands)                         55       38       23       4
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                              $16.874  $14.194  $10.479 $12.958
    Accumulation Unit Value at end of period                                                    $18.920  $16.874  $14.194 $10.479
    Number of Accumulation Units outstanding at end of period (in thousands)                         55       38       23       4
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                              $16.813  $14.367       --      --
    Accumulation Unit Value at end of period                                                    $18.823  $16.813       --      --
    Number of Accumulation Units outstanding at end of period (in thousands)                         10       10       --      --
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                              $16.813  $14.164  $10.472 $10.692
    Accumulation Unit Value at end of period                                                    $18.823  $16.813  $14.164 $10.472
    Number of Accumulation Units outstanding at end of period (in thousands)                         10       10     1.00    1.00
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                              $16.793  $14.154  $10.470 $10.692
    Accumulation Unit Value at end of period                                                    $18.791  $16.793  $14.154 $10.470
    Number of Accumulation Units outstanding at end of period (in thousands)                          4        5       --      --
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                              $11.362   $9.722       --      --
    Accumulation Unit Value at end of period                                                    $12.701  $11.362       --      --
    Number of Accumulation Units outstanding at end of period (in thousands)                         --       --       --      --
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                              $16.732  $14.324       --      --
    Accumulation Unit Value at end of period                                                    $18.695  $16.732       --      --
    Number of Accumulation Units outstanding at end of period (in thousands)                          1        1       --      --
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST
    (35 BPS)
    Accumulation Unit Value at beginning of period                                              $16.732  $14.124  $10.463 $10.692
    Accumulation Unit Value at end of period                                                    $18.695  $16.732  $14.124 $10.463
    Number of Accumulation Units outstanding at end of period (in thousands)                          1        1        1       1
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST
    (50 BPS)
    Accumulation Unit Value at beginning of period                                              $11.307   $9.693       --      --
    Accumulation Unit Value at end of period                                                    $12.615  $11.307       --      --
    Number of Accumulation Units outstanding at end of period (in thousands)                         --       --       --      --
PUTNAM INTERNATIONAL NEW OPPORTUNITIES FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                              $11.909  $10.655   $8.111  $9.673
    Accumulation Unit Value at end of period                                                    $13.900  $11.909  $10.655  $8.111
    Number of Accumulation Units outstanding at end of period (in thousands)                         10        7        7      --
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                              $11.866  $10.632   $8.106  $9.676
    Accumulation Unit Value at end of period                                                    $13.829  $11.866  $10.632  $8.106
    Number of Accumulation Units outstanding at end of period (in thousands)                         --       --       --      --

18                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

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
                                                                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                                                                      2005     2004     2003    2002
-----------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                              $11.852  $10.625   $8.105  $9.677
    Accumulation Unit Value at end of period                                                    $13.805  $11.852  $10.625  $8.105
    Number of Accumulation Units outstanding at end of period (in thousands)                          3        3       --      --
  WITH THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                              $11.809  $10.602   $8.099  $8.206
    Accumulation Unit Value at end of period                                                    $13.735  $11.809  $10.602  $8.099
    Number of Accumulation Units outstanding at end of period (in thousands)                          7        4        6       1
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                              $11.809  $10.602   $8.099  $9.679
    Accumulation Unit Value at end of period                                                    $13.735  $11.809  $10.602  $8.099
    Number of Accumulation Units outstanding at end of period (in thousands)                          7        4        6       1
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                              $11.766  $10.649       --      --
    Accumulation Unit Value at end of period                                                    $13.665  $11.766       --      --
    Number of Accumulation Units outstanding at end of period (in thousands)                          3        3       --      --
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                              $11.766  $10.580   $8.094  $8.206
    Accumulation Unit Value at end of period                                                    $13.665  $11.766  $10.580  $8.094
    Number of Accumulation Units outstanding at end of period (in thousands)                          3        3     4.00      --
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                              $11.752  $10.572   $8.093  $8.206
    Accumulation Unit Value at end of period                                                    $13.641  $11.752  $10.572  $8.093
    Number of Accumulation Units outstanding at end of period (in thousands)                          1        1       --      --
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                               $7.647   $6.931       --      --
    Accumulation Unit Value at end of period                                                     $8.868   $7.647       --      --
    Number of Accumulation Units outstanding at end of period (in thousands)                         --       --       --      --
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                              $11.709  $10.617       --      --
    Accumulation Unit Value at end of period                                                    $13.572  $11.709       --      --
    Number of Accumulation Units outstanding at end of period (in thousands)                          1       --       --      --
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST
    (35 BPS)
    Accumulation Unit Value at beginning of period                                              $11.709  $10.550   $8.088  $8.206
    Accumulation Unit Value at end of period                                                    $13.572  $11.709  $10.550  $8.088
    Number of Accumulation Units outstanding at end of period (in thousands)                          1       --       --      --
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST
    (50 BPS)
    Accumulation Unit Value at beginning of period                                               $7.610   $6.910       --      --
    Accumulation Unit Value at end of period                                                     $8.808   $7.610       --      --
    Number of Accumulation Units outstanding at end of period (in thousands)                         --       --       --      --
PUTNAM INVESTORS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                               $9.102   $8.195   $6.536  $7.873
    Accumulation Unit Value at end of period                                                     $9.766   $9.102   $8.195  $6.536
    Number of Accumulation Units outstanding at end of period (in thousands)                         47       57       59      17
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                               $9.069   $8.177   $6.532  $7.875
    Accumulation Unit Value at end of period                                                     $9.716   $9.069   $8.177  $6.532
    Number of Accumulation Units outstanding at end of period (in thousands)                         11       11       10       4
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                               $9.059   $8.172   $6.531  $7.876
    Accumulation Unit Value at end of period                                                     $9.700   $9.059   $8.172  $6.531
    Number of Accumulation Units outstanding at end of period (in thousands)                          6        6        5      --
  WITH THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                               $9.026   $8.154   $6.527  $6.125
    Accumulation Unit Value at end of period                                                     $9.650   $9.026   $8.154  $6.527
    Number of Accumulation Units outstanding at end of period (in thousands)                        138      141      141       3

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               19

----------------------------------------------------------------------------

                                                                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                                                                      2005     2004     2003    2002
-----------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                               $9.026   $8.154   $6.527  $7.878
    Accumulation Unit Value at end of period                                                     $9.650   $9.026   $8.154  $6.527
    Number of Accumulation Units outstanding at end of period (in thousands)                        138      141      141       3
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                               $8.993   $8.298       --      --
    Accumulation Unit Value at end of period                                                     $9.601   $8.993       --      --
    Number of Accumulation Units outstanding at end of period (in thousands)                         39       41       --      --
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                               $8.993   $8.137   $6.523  $6.125
    Accumulation Unit Value at end of period                                                     $9.601   $8.993   $8.137  $6.523
    Number of Accumulation Units outstanding at end of period (in thousands)                         39       41    42.00    9.00
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                               $8.982   $8.131   $6.521  $6.125
    Accumulation Unit Value at end of period                                                     $9.584   $8.982   $8.131  $6.521
    Number of Accumulation Units outstanding at end of period (in thousands)                          2        2        2      --
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                               $6.734   $6.222       --      --
    Accumulation Unit Value at end of period                                                     $7.178   $6.734       --      --
    Number of Accumulation Units outstanding at end of period (in thousands)                         --       --       --      --
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                               $8.950   $8.273       --      --
    Accumulation Unit Value at end of period                                                     $9.535   $8.950       --      --
    Number of Accumulation Units outstanding at end of period (in thousands)                          2        2       --      --
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST
    (35 BPS)
    Accumulation Unit Value at beginning of period                                               $8.950   $8.114   $6.517  $6.125
    Accumulation Unit Value at end of period                                                     $9.535   $8.950   $8.114  $6.517
    Number of Accumulation Units outstanding at end of period (in thousands)                          2        2        2       2
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST
    (50 BPS)
    Accumulation Unit Value at beginning of period                                               $6.701   $6.203       --      --
    Accumulation Unit Value at end of period                                                     $7.129   $6.701       --      --
    Number of Accumulation Units outstanding at end of period (in thousands)                         --       --       --      --
PUTNAM MID CAP VALUE FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                              $14.559  $12.789  $10.000      --
    Accumulation Unit Value at end of period                                                    $16.143  $14.559  $12.789      --
    Number of Accumulation Units outstanding at end of period (in thousands)                          5        5        2      --
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                              $14.523  $12.776  $10.000      --
    Accumulation Unit Value at end of period                                                    $16.078  $14.523  $12.776      --
    Number of Accumulation Units outstanding at end of period (in thousands)                         --       --       --      --
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                              $14.511  $12.772  $10.000      --
    Accumulation Unit Value at end of period                                                    $16.057  $14.511  $12.772      --
    Number of Accumulation Units outstanding at end of period (in thousands)                         --       --       --      --
  WITH THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                              $14.474  $12.759  $10.000      --
    Accumulation Unit Value at end of period                                                    $15.993  $14.474  $12.759      --
    Number of Accumulation Units outstanding at end of period (in thousands)                         19        7        8      --
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                              $14.474  $12.759  $10.000      --
    Accumulation Unit Value at end of period                                                    $15.993  $14.474  $12.759      --
    Number of Accumulation Units outstanding at end of period (in thousands)                         19        7        8      --
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                              $14.438  $12.936       --      --
    Accumulation Unit Value at end of period                                                    $15.929  $14.438       --      --
    Number of Accumulation Units outstanding at end of period (in thousands)                          1        1       --      --

20                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

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
                                                                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                                                                      2005     2004     2003    2002
-----------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                              $14.438  $12.746  $10.000      --
    Accumulation Unit Value at end of period                                                    $15.929  $14.438  $12.746      --
    Number of Accumulation Units outstanding at end of period (in thousands)                          1        1     1.00      --
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                              $14.426  $12.742  $10.000      --
    Accumulation Unit Value at end of period                                                    $15.908  $14.426  $12.742      --
    Number of Accumulation Units outstanding at end of period (in thousands)                          1        2        2      --
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                              $14.402  $12.921       --      --
    Accumulation Unit Value at end of period                                                    $15.865  $14.402       --      --
    Number of Accumulation Units outstanding at end of period (in thousands)                         28       21       --      --
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                              $14.390  $12.916       --      --
    Accumulation Unit Value at end of period                                                    $15.844  $14.390       --      --
    Number of Accumulation Units outstanding at end of period (in thousands)                         --       --       --      --
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST
    (35 BPS)
    Accumulation Unit Value at beginning of period                                              $14.390  $12.729  $10.000      --
    Accumulation Unit Value at end of period                                                    $15.844  $14.390  $12.729      --
    Number of Accumulation Units outstanding at end of period (in thousands)                         --       --       --      --
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST
    (50 BPS)
    Accumulation Unit Value at beginning of period                                              $14.354  $12.902       --      --
    Accumulation Unit Value at end of period                                                    $15.781  $14.354       --      --
    Number of Accumulation Units outstanding at end of period (in thousands)                         --       --       --      --
PUTNAM MONEY MARKET FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                               $1.664   $1.677   $1.692  $1.694
    Accumulation Unit Value at end of period                                                     $1.682   $1.664   $1.677  $1.692
    Number of Accumulation Units outstanding at end of period (in thousands)                         69       73       79      34
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                               $1.658   $1.673   $1.691  $1.695
    Accumulation Unit Value at end of period                                                     $1.674   $1.658   $1.673  $1.691
    Number of Accumulation Units outstanding at end of period (in thousands)                         23       24      350       2
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                               $1.656   $1.672   $1.690  $1.695
    Accumulation Unit Value at end of period                                                     $1.671   $1.656   $1.672  $1.690
    Number of Accumulation Units outstanding at end of period (in thousands)                         25       --       --      --
  WITH THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                               $1.650   $1.668   $1.689  $1.694
    Accumulation Unit Value at end of period                                                     $1.662   $1.650   $1.668  $1.689
    Number of Accumulation Units outstanding at end of period (in thousands)                        281      404      476      37
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                               $1.650   $1.668   $1.689  $1.695
    Accumulation Unit Value at end of period                                                     $1.662   $1.650   $1.668  $1.689
    Number of Accumulation Units outstanding at end of period (in thousands)                        281      404      476      37
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                               $1.644   $1.663       --      --
    Accumulation Unit Value at end of period                                                     $1.654   $1.644       --      --
    Number of Accumulation Units outstanding at end of period (in thousands)                         11       12       --      --
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                               $1.644   $1.665   $1.688  $1.694
    Accumulation Unit Value at end of period                                                     $1.654   $1.644   $1.665  $1.688
    Number of Accumulation Units outstanding at end of period (in thousands)                         11       12    13.00   32.00
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                               $1.642   $1.663   $1.688  $1.694
    Accumulation Unit Value at end of period                                                     $1.651   $1.642   $1.663  $1.688
    Number of Accumulation Units outstanding at end of period (in thousands)                         --       --       --      --

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               21

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
                                                                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                                                                      2005     2004     2003    2002
-----------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                               $0.987   $1.000       --      --
    Accumulation Unit Value at end of period                                                     $0.992   $0.987       --      --
    Number of Accumulation Units outstanding at end of period (in thousands)                         --       --       --      --
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                               $1.636   $1.658       --      --
    Accumulation Unit Value at end of period                                                     $1.643   $1.636       --      --
    Number of Accumulation Units outstanding at end of period (in thousands)                         --       --       --      --
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST
    (35 BPS)
    Accumulation Unit Value at beginning of period                                               $1.636   $1.660   $1.687  $1.694
    Accumulation Unit Value at end of period                                                     $1.643   $1.636   $1.660  $1.687
    Number of Accumulation Units outstanding at end of period (in thousands)                         --       --       --      --
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST
    (50 BPS)
    Accumulation Unit Value at beginning of period                                               $0.983   $0.997       --      --
    Accumulation Unit Value at end of period                                                     $0.985   $0.983       --      --
    Number of Accumulation Units outstanding at end of period (in thousands)                         --       --       --      --
PUTNAM NEW OPPORTUNITIES FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                              $20.149  $18.524  $14.184 $18.032
    Accumulation Unit Value at end of period                                                    $21.857  $20.149  $18.524 $14.184
    Number of Accumulation Units outstanding at end of period (in thousands)                         17       19       25       6
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                              $20.076  $18.484  $14.175 $18.036
    Accumulation Unit Value at end of period                                                    $21.745  $20.076  $18.484 $14.175
    Number of Accumulation Units outstanding at end of period (in thousands)                          5        6        6      --
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                              $20.052  $18.471  $14.172 $18.038
    Accumulation Unit Value at end of period                                                    $21.708  $20.052  $18.471 $14.172
    Number of Accumulation Units outstanding at end of period (in thousands)                          1        1        1      --
  WITH THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                              $19.979  $18.432  $14.163 $13.284
    Accumulation Unit Value at end of period                                                    $21.597  $19.979  $18.432 $14.163
    Number of Accumulation Units outstanding at end of period (in thousands)                         37       37       36       2
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                              $19.979  $18.432  $14.163 $18.043
    Accumulation Unit Value at end of period                                                    $21.597  $19.979  $18.432 $14.163
    Number of Accumulation Units outstanding at end of period (in thousands)                         37       37       36       2
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                              $19.907  $18.847       --      --
    Accumulation Unit Value at end of period                                                    $21.486  $19.907       --      --
    Number of Accumulation Units outstanding at end of period (in thousands)                         10       10       --      --
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                              $19.907  $18.393  $14.154 $13.284
    Accumulation Unit Value at end of period                                                    $21.486  $19.907  $18.393 $14.154
    Number of Accumulation Units outstanding at end of period (in thousands)                         10       10    11.00    4.00
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                              $19.883  $18.380  $14.151 $13.284
    Accumulation Unit Value at end of period                                                    $21.450  $19.883  $18.380 $14.151
    Number of Accumulation Units outstanding at end of period (in thousands)                         --       --       --      --
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                               $5.075   $4.811       --      --
    Accumulation Unit Value at end of period                                                     $5.469   $5.075       --      --
    Number of Accumulation Units outstanding at end of period (in thousands)                         --       --       --      --
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                              $19.811  $18.790       --      --
    Accumulation Unit Value at end of period                                                    $21.340  $19.811       --      --
    Number of Accumulation Units outstanding at end of period (in thousands)                          2        2       --      --

22                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

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
                                                                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                                                                      2005     2004     2003    2002
-----------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST
    (35 BPS)
    Accumulation Unit Value at beginning of period                                              $19.811  $18.341  $14.142  $13.28
    Accumulation Unit Value at end of period                                                    $21.340  $19.811  $18.341  $14.14
    Number of Accumulation Units outstanding at end of period (in thousands)                          2        2        2    1.00
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST
    (50 BPS)
    Accumulation Unit Value at beginning of period                                               $5.050   $4.797       --      --
    Accumulation Unit Value at end of period                                                     $5.432   $5.050       --      --
    Number of Accumulation Units outstanding at end of period (in thousands)                         --       --       --      --
PUTNAM NEW VALUE FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                              $18.225  $16.012  $12.257 $14.834
    Accumulation Unit Value at end of period                                                    $19.031  $18.225  $16.012 $12.257
    Number of Accumulation Units outstanding at end of period (in thousands)                         23       24       26      14
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                              $18.159  $15.977  $12.249 $14.838
    Accumulation Unit Value at end of period                                                    $18.933  $18.159  $15.977 $12.249
    Number of Accumulation Units outstanding at end of period (in thousands)                          4        1        1      --
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                              $18.137  $15.966  $12.246 $14.839
    Accumulation Unit Value at end of period                                                    $18.901  $18.137  $15.966 $12.246
    Number of Accumulation Units outstanding at end of period (in thousands)                         11        5        4      --
  WITH THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                              $18.071  $15.932  $12.239 $11.277
    Accumulation Unit Value at end of period                                                    $18.804  $18.071  $15.932 $12.239
    Number of Accumulation Units outstanding at end of period (in thousands)                         90       80       70       4
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                              $18.071  $15.932  $12.239 $14.843
    Accumulation Unit Value at end of period                                                    $18.804  $18.071  $15.932 $12.239
    Number of Accumulation Units outstanding at end of period (in thousands)                         90       80       70       4
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                              $18.006  $16.118       --      --
    Accumulation Unit Value at end of period                                                    $18.708  $18.006       --      --
    Number of Accumulation Units outstanding at end of period (in thousands)                          9        9       --      --
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                              $18.006  $15.898  $12.231 $11.277
    Accumulation Unit Value at end of period                                                    $18.708  $18.006  $15.898 $12.231
    Number of Accumulation Units outstanding at end of period (in thousands)                          9        9    10.00    6.00
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                              $17.984  $15.887  $12.228 $11.277
    Accumulation Unit Value at end of period                                                    $18.676  $17.984  $15.887 $12.228
    Number of Accumulation Units outstanding at end of period (in thousands)                          3        4        3       1
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                              $13.713  $12.292       --      --
    Accumulation Unit Value at end of period                                                    $14.226  $13.713       --      --
    Number of Accumulation Units outstanding at end of period (in thousands)                         --       --       --      --
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                              $17.919  $16.070       --      --
    Accumulation Unit Value at end of period                                                    $18.581  $17.919       --      --
    Number of Accumulation Units outstanding at end of period (in thousands)                          2        2       --      --
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST
    (35 BPS)
    Accumulation Unit Value at beginning of period                                              $17.919  $15.853  $12.221 $11.276
    Accumulation Unit Value at end of period                                                    $18.581  $17.919  $15.853 $12.221
    Number of Accumulation Units outstanding at end of period (in thousands)                          2        2        2       1
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST
    (50 BPS)
    Accumulation Unit Value at beginning of period                                              $13.647  $12.255       --      --
    Accumulation Unit Value at end of period                                                    $14.129  $13.647       --      --
    Number of Accumulation Units outstanding at end of period (in thousands)                         --       --       --      --

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               23

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
                                                                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                                                                      2005     2004     2003    2002
-----------------------------------------------------------------------------------------------------------------------------------
PUTNAM OTC & EMERGING GROWTH FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                               $5.498   $5.138   $3.839  $5.034
    Accumulation Unit Value at end of period                                                     $5.848   $5.498   $5.138  $3.839
    Number of Accumulation Units outstanding at end of period (in thousands)                         15       20       24       1
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                               $5.478   $5.127   $3.836  $5.035
    Accumulation Unit Value at end of period                                                     $5.818   $5.478   $5.127  $3.836
    Number of Accumulation Units outstanding at end of period (in thousands)                         --       --       --      --
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                               $5.472   $5.123   $3.836  $5.035
    Accumulation Unit Value at end of period                                                     $5.808   $5.472   $5.123  $3.836
    Number of Accumulation Units outstanding at end of period (in thousands)                         --       --       --      --
  WITH THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                               $5.452   $5.112   $3.833  $3.585
    Accumulation Unit Value at end of period                                                     $5.779   $5.452   $5.112  $3.833
    Number of Accumulation Units outstanding at end of period (in thousands)                         14       13       14      --
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                               $5.452   $5.112   $3.833  $5.037
    Accumulation Unit Value at end of period                                                     $5.779   $5.452   $5.112  $3.833
    Number of Accumulation Units outstanding at end of period (in thousands)                         14       13       14      --
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                               $5.432   $5.204       --      --
    Accumulation Unit Value at end of period                                                     $5.749   $5.432       --      --
    Number of Accumulation Units outstanding at end of period (in thousands)                         --       --       --      --
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                               $5.432   $5.101   $3.831  $3.585
    Accumulation Unit Value at end of period                                                     $5.749   $5.432   $5.101  $3.831
    Number of Accumulation Units outstanding at end of period (in thousands)                         --       --       --    1.00
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                               $5.426   $5.098   $3.830  $3.585
    Accumulation Unit Value at end of period                                                     $5.739   $5.426   $5.098  $3.830
    Number of Accumulation Units outstanding at end of period (in thousands)                         --       --       --      --
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                               $3.469   $3.328       --      --
    Accumulation Unit Value at end of period                                                     $3.666   $3.469       --      --
    Number of Accumulation Units outstanding at end of period (in thousands)                         --       --       --      --
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                               $5.406   $5.189       --      --
    Accumulation Unit Value at end of period                                                     $5.710   $5.406       --      --
    Number of Accumulation Units outstanding at end of period (in thousands)                          3        3       --      --
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST
    (35 BPS)
    Accumulation Unit Value at beginning of period                                               $5.406   $5.087   $3.828  $3.585
    Accumulation Unit Value at end of period                                                     $5.710   $5.406   $5.087  $3.828
    Number of Accumulation Units outstanding at end of period (in thousands)                          3        3        3       2
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST
    (50 BPS)
    Accumulation Unit Value at beginning of period                                               $3.452   $3.318       --      --
    Accumulation Unit Value at end of period                                                     $3.641   $3.452       --      --
    Number of Accumulation Units outstanding at end of period (in thousands)                         --       --       --      --
PUTNAM RESEARCH FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                              $12.207  $11.509   $9.313 $11.363
    Accumulation Unit Value at end of period                                                    $12.641  $12.207  $11.509  $9.313
    Number of Accumulation Units outstanding at end of period (in thousands)                         15       15       20      13
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                              $12.163  $11.485   $9.307 $11.366
    Accumulation Unit Value at end of period                                                    $12.576  $12.163  $11.485  $9.307
    Number of Accumulation Units outstanding at end of period (in thousands)                          3        3        3      --

24                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

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
                                                                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                                                                      2005     2004     2003    2002
-----------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                              $12.148  $11.476   $9.305 $11.367
    Accumulation Unit Value at end of period                                                    $12.555  $12.148  $11.476  $9.305
    Number of Accumulation Units outstanding at end of period (in thousands)                          3        3        3      --
  WITH THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                              $12.104  $11.452   $9.299  $8.481
    Accumulation Unit Value at end of period                                                    $12.490  $12.104  $11.452  $9.299
    Number of Accumulation Units outstanding at end of period (in thousands)                         50       45       46       3
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                              $12.104  $11.452   $9.299 $11.370
    Accumulation Unit Value at end of period                                                    $12.490  $12.104  $11.452  $9.299
    Number of Accumulation Units outstanding at end of period (in thousands)                         50       45       46       3
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                              $12.060  $11.529       --      --
    Accumulation Unit Value at end of period                                                    $12.427  $12.060       --      --
    Number of Accumulation Units outstanding at end of period (in thousands)                          5        5       --      --
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                              $12.060  $11.428   $9.293  $8.481
    Accumulation Unit Value at end of period                                                    $12.427  $12.060  $11.428  $9.293
    Number of Accumulation Units outstanding at end of period (in thousands)                          5        5     4.00    3.00
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                              $12.046  $11.420   $9.291  $8.481
    Accumulation Unit Value at end of period                                                    $12.405  $12.046  $11.420  $9.291
    Number of Accumulation Units outstanding at end of period (in thousands)                          1        1        1      --
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                               $7.829   $7.494       --      --
    Accumulation Unit Value at end of period                                                     $8.054   $7.829       --      --
    Number of Accumulation Units outstanding at end of period (in thousands)                         --       --       --      --
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                              $12.002  $11.494       --      --
    Accumulation Unit Value at end of period                                                    $12.342  $12.002       --      --
    Number of Accumulation Units outstanding at end of period (in thousands)                         --       --       --      --
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST
    (35 BPS)
    Accumulation Unit Value at beginning of period                                              $12.002  $11.395   $9.285  $8.480
    Accumulation Unit Value at end of period                                                    $12.342  $12.002  $11.395  $9.285
    Number of Accumulation Units outstanding at end of period (in thousands)                         --       --       --      --
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST
    (50 BPS)
    Accumulation Unit Value at beginning of period                                               $7.791   $7.471       --      --
    Accumulation Unit Value at end of period                                                     $8.000   $7.791       --      --
    Number of Accumulation Units outstanding at end of period (in thousands)                         --       --       --      --
PUTNAM SMALL CAP VALUE FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                              $21.652  $17.397  $11.789 $15.650
    Accumulation Unit Value at end of period                                                    $22.852  $21.652  $17.397 $11.789
    Number of Accumulation Units outstanding at end of period (in thousands)                         33       35       34      10
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                              $21.574  $17.360  $11.781 $15.654
    Accumulation Unit Value at end of period                                                    $22.735  $21.574  $17.360 $11.781
    Number of Accumulation Units outstanding at end of period (in thousands)                          2        2        1       1
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                              $21.547  $17.347  $11.779 $15.655
    Accumulation Unit Value at end of period                                                    $22.697  $21.547  $17.347 $11.779
    Number of Accumulation Units outstanding at end of period (in thousands)                         --       --        2      --
  WITH THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                              $21.469  $17.310  $11.771 $11.797
    Accumulation Unit Value at end of period                                                    $22.581  $21.469  $17.310 $11.771
    Number of Accumulation Units outstanding at end of period (in thousands)                         58       55       64      11

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               25

----------------------------------------------------------------------------

                                                                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                                                                      2005     2004     2003    2002
-----------------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                              $21.469  $17.310  $11.771 $15.659
    Accumulation Unit Value at end of period                                                    $22.581  $21.469  $17.310 $11.771
    Number of Accumulation Units outstanding at end of period (in thousands)                         58       55       64      11
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                              $21.392  $17.970       --      --
    Accumulation Unit Value at end of period                                                    $22.465  $21.392       --      --
    Number of Accumulation Units outstanding at end of period (in thousands)                         20       22       --      --
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                              $21.392  $17.274  $11.764 $11.797
    Accumulation Unit Value at end of period                                                    $22.465  $21.392  $17.274 $11.764
    Number of Accumulation Units outstanding at end of period (in thousands)                         20       22    15.00    7.00
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                              $21.366  $17.261  $11.762 $11.797
    Accumulation Unit Value at end of period                                                    $22.427  $21.366  $17.261 $11.762
    Number of Accumulation Units outstanding at end of period (in thousands)                          2        1       --      --
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                              $19.070  $16.042       --      --
    Accumulation Unit Value at end of period                                                    $19.997  $19.070       --      --
    Number of Accumulation Units outstanding at end of period (in thousands)                         --       --       --      --
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                              $21.289  $17.916       --      --
    Accumulation Unit Value at end of period                                                    $22.312  $21.289       --      --
    Number of Accumulation Units outstanding at end of period (in thousands)                          1        1       --      --
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST
    (35 BPS)
    Accumulation Unit Value at beginning of period                                              $21.289  $17.225  $11.754 $11.796
    Accumulation Unit Value at end of period                                                    $22.312  $21.289  $17.225 $11.754
    Number of Accumulation Units outstanding at end of period (in thousands)                          1        1        1      --
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST
    (50 BPS)
    Accumulation Unit Value at beginning of period                                              $18.978  $15.994       --      --
    Accumulation Unit Value at end of period                                                    $19.861  $18.978       --      --
    Number of Accumulation Units outstanding at end of period (in thousands)                         --       --       --      --
PUTNAM UTILITIES GROWTH AND INCOME FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                              $21.863  $18.233  $14.813 $17.884
    Accumulation Unit Value at end of period                                                    $23.408  $21.863  $18.233 $14.813
    Number of Accumulation Units outstanding at end of period (in thousands)                         11        8        8       2
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                              $21.784  $18.194  $14.803 $17.889
    Accumulation Unit Value at end of period                                                    $23.288  $21.784  $18.194 $14.803
    Number of Accumulation Units outstanding at end of period (in thousands)                          1        1        1       3
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                              $21.757  $18.181  $14.800 $17.890
    Accumulation Unit Value at end of period                                                    $23.248  $21.757  $18.181 $14.800
    Number of Accumulation Units outstanding at end of period (in thousands)                          1        1        1      --
  WITH THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                              $21.679  $18.143  $14.791 $13.957
    Accumulation Unit Value at end of period                                                    $23.129  $21.679  $18.143 $14.791
    Number of Accumulation Units outstanding at end of period (in thousands)                          4        4        4       2
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                              $21.679  $18.143  $14.791 $17.895
    Accumulation Unit Value at end of period                                                    $23.129  $21.679  $18.143 $14.791
    Number of Accumulation Units outstanding at end of period (in thousands)                          4        4        4       2
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                              $21.600  $18.409       --      --
    Accumulation Unit Value at end of period                                                    $23.011  $21.600       --      --
    Number of Accumulation Units outstanding at end of period (in thousands)                          4        4       --      --

26                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

----------------------------------------------------------------------------

                                                                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                                                                      2005     2004     2003    2002
-----------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                              $21.600  $18.104  $14.781 $13.957
    Accumulation Unit Value at end of period                                                    $23.011  $21.600  $18.104 $14.781
    Number of Accumulation Units outstanding at end of period (in thousands)                          4        4     5.00    2.00
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                              $21.574  $18.091  $14.778 $13.957
    Accumulation Unit Value at end of period                                                    $22.972  $21.574  $18.091 $14.778
    Number of Accumulation Units outstanding at end of period (in thousands)                          1        1        1      --
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                               $8.581   $7.323       --      --
    Accumulation Unit Value at end of period                                                     $9.127   $8.581       --      --
    Number of Accumulation Units outstanding at end of period (in thousands)                         --       --       --      --
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                              $21.496  $18.354       --      --
    Accumulation Unit Value at end of period                                                    $22.854  $21.496       --      --
    Number of Accumulation Units outstanding at end of period (in thousands)                         --       --       --      --
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST
    (35 BPS)
    Accumulation Unit Value at beginning of period                                              $21.496  $18.053  $14.769 $13.957
    Accumulation Unit Value at end of period                                                    $22.854  $21.496  $18.053 $14.769
    Number of Accumulation Units outstanding at end of period (in thousands)                         --       --       --      --
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST
    (50 BPS)
    Accumulation Unit Value at beginning of period                                               $8.539   $7.301       --      --
    Accumulation Unit Value at end of period                                                     $9.065   $8.539       --      --
    Number of Accumulation Units outstanding at end of period (in thousands)                         --       --       --      --
PUTNAM VISTA FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                              $14.019  $11.986   $9.128 $12.010
    Accumulation Unit Value at end of period                                                    $15.504  $14.019  $11.986  $9.128
    Number of Accumulation Units outstanding at end of period (in thousands)                         13       18       19       2
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                              $13.968  $11.961   $9.122 $12.013
    Accumulation Unit Value at end of period                                                    $15.424  $13.968  $11.961  $9.122
    Number of Accumulation Units outstanding at end of period (in thousands)                         --       --       --      --
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                              $13.951  $11.952   $9.120 $12.014
    Accumulation Unit Value at end of period                                                    $15.398  $13.951  $11.952  $9.120
    Number of Accumulation Units outstanding at end of period (in thousands)                          3        6        3      --
  WITH THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                              $13.901  $11.927   $9.115  $8.771
    Accumulation Unit Value at end of period                                                    $15.319  $13.901  $11.927  $9.115
    Number of Accumulation Units outstanding at end of period (in thousands)                         24       17       16       2
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                              $13.901  $11.927   $9.115 $12.017
    Accumulation Unit Value at end of period                                                    $15.319  $13.901  $11.927  $9.115
    Number of Accumulation Units outstanding at end of period (in thousands)                         24       17       16       2
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                              $13.851  $12.269       --      --
    Accumulation Unit Value at end of period                                                    $15.241  $13.851       --      --
    Number of Accumulation Units outstanding at end of period (in thousands)                         14       14       --      --
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                              $13.851  $11.902   $9.109  $8.771
    Accumulation Unit Value at end of period                                                    $15.241  $13.851  $11.902  $9.109
    Number of Accumulation Units outstanding at end of period (in thousands)                         14       14    12.00    3.00
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                              $13.834  $11.893   $9.107  $8.771
    Accumulation Unit Value at end of period                                                    $15.215  $13.834  $11.893  $9.107
    Number of Accumulation Units outstanding at end of period (in thousands)                          2        3       --      --

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               27

----------------------------------------------------------------------------

                                                                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                                                                      2005     2004     2003    2002
-----------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                               $5.761   $5.110       --      --
    Accumulation Unit Value at end of period                                                     $6.330   $5.761       --      --
    Number of Accumulation Units outstanding at end of period (in thousands)                         --       --       --      --
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                              $13.784  $12.232       --      --
    Accumulation Unit Value at end of period                                                    $15.137  $13.784       --      --
    Number of Accumulation Units outstanding at end of period (in thousands)                         --       --       --      --
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST
    (35 BPS)
    Accumulation Unit Value at beginning of period                                              $13.784  $11.868   $9.101  $8.771
    Accumulation Unit Value at end of period                                                    $15.137  $13.784  $11.868  $9.101
    Number of Accumulation Units outstanding at end of period (in thousands)                         --       --       --      --
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST
    (50 BPS)
    Accumulation Unit Value at beginning of period                                               $5.733   $5.095       --      --
    Accumulation Unit Value at end of period                                                     $6.287   $5.733       --      --
    Number of Accumulation Units outstanding at end of period (in thousands)                         --       --       --      --
PUTNAM VOYAGER FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                              $50.189  $48.458  $39.341 $49.264
    Accumulation Unit Value at end of period                                                    $52.308  $50.189  $48.458 $39.341
    Number of Accumulation Units outstanding at end of period (in thousands)                         29       35       38       7
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                              $50.007  $48.354  $39.316 $49.276
    Accumulation Unit Value at end of period                                                    $52.041  $50.007  $48.354 $39.316
    Number of Accumulation Units outstanding at end of period (in thousands)                          3        3        3      --
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                              $49.946  $48.320  $39.308 $49.280
    Accumulation Unit Value at end of period                                                    $51.952  $49.946  $48.320 $39.308
    Number of Accumulation Units outstanding at end of period (in thousands)                          3        4        4      --
  WITH THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                              $49.766  $48.217  $39.283 $38.141
    Accumulation Unit Value at end of period                                                    $51.686  $49.766  $48.217 $39.283
    Number of Accumulation Units outstanding at end of period (in thousands)                         64       61       60       4
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                              $49.766  $48.217  $39.283 $49.293
    Accumulation Unit Value at end of period                                                    $51.686  $49.766  $48.217 $39.283
    Number of Accumulation Units outstanding at end of period (in thousands)                         64       61       60       4
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                              $49.585  $49.095       --      --
    Accumulation Unit Value at end of period                                                    $51.422  $49.585       --      --
    Number of Accumulation Units outstanding at end of period (in thousands)                          7        7       --      --
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                              $49.585  $48.115  $39.258 $38.140
    Accumulation Unit Value at end of period                                                    $51.422  $49.585  $48.115 $39.258
    Number of Accumulation Units outstanding at end of period (in thousands)                          7        7     9.00   14.00
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                              $49.525  $48.081  $39.250 $38.140
    Accumulation Unit Value at end of period                                                    $51.334  $49.525  $48.081 $39.250
    Number of Accumulation Units outstanding at end of period (in thousands)                          2        2        2      --
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                               $6.262   $6.208       --      --
    Accumulation Unit Value at end of period                                                     $6.484   $6.262       --      --
    Number of Accumulation Units outstanding at end of period (in thousands)                         --       --       --      --
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                              $49.346  $48.948       --      --
    Accumulation Unit Value at end of period                                                    $51.072  $49.346       --      --
    Number of Accumulation Units outstanding at end of period (in thousands)                          4        4       --      --

28                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

----------------------------------------------------------------------------

                                                                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                                                                      2005     2004     2003    2002
-----------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST
    (35 BPS)
    Accumulation Unit Value at beginning of period                                              $49.346  $47.979  $39.225 $38.139
    Accumulation Unit Value at end of period                                                    $51.072  $49.346  $47.979 $39.225
    Number of Accumulation Units outstanding at end of period (in thousands)                          4        4        4      --
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST
    (50 BPS)
    Accumulation Unit Value at beginning of period                                               $6.232   $6.190       --      --
    Accumulation Unit Value at end of period                                                     $6.440   $6.232       --      --
    Number of Accumulation Units outstanding at end of period (in thousands)                         --       --       --      --

 REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------
THE CONTRACT OWNERS OF HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
SEPARATE ACCOUNT TEN AND THE
BOARD OF DIRECTORS OF HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

We have audited the accompanying statements of assets and liabilities of each of the individual Sub-Accounts disclosed in Note 1 which comprise the Hartford Life and Annuity Insurance Company Separate Account Ten (the "Account") as of December 31, 2005, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Account is not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the investment companies; where replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of each of the individual Sub-Accounts constituting the Hartford Life and Annuity Insurance Company Separate Account Ten as of December 31, 2005, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP
Hartford, Connecticut
February 22, 2006

_____________________________________ SA-1 _____________________________________

 SEPARATE ACCOUNT TEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2005

                           PUTNAM AMERICAN
                             GOVERNMENT     PUTNAM CAPITAL  PUTNAM CAPITAL
                               INCOME        APPRECIATION   OPPORTUNITIES
                             SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                           ---------------  --------------  --------------
ASSETS:
  Investments:
    Number of Shares:
      Class IA...........      4,263,355       1,676,385         719,827
      Class IB...........        625,660         367,246         240,610
                             ===========     ===========     ===========
    Cost:
      Class IA...........    $47,240,584     $12,589,943     $ 9,571,065
      Class IB...........      7,350,734       2,679,498       3,172,492
                             ===========     ===========     ===========
    Market Value:
      Class IA...........    $49,028,586     $15,724,490     $11,430,849
      Class IB...........      7,170,062       3,415,385       3,799,236
  Due from Hartford Life
   and Annuity Insurance
   Company...............       --               --              --
  Receivable from fund
   shares sold...........         50,425          81,248          32,891
  Other assets...........             23         --                   73
                             -----------     -----------     -----------
  Total Assets...........     56,249,096      19,221,123      15,263,049
                             -----------     -----------     -----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............         50,425          81,248          32,891
  Payable for fund shares
   purchased.............       --               --              --
  Other liabilities......       --                    21         --
                             -----------     -----------     -----------
  Total Liabilities......         50,425          81,269          32,891
                             -----------     -----------     -----------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........    $56,198,671     $19,139,854     $15,230,158
                             ===========     ===========     ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-2 _____________________________________

                           PUTNAM DISCOVERY        PUTNAM        PUTNAM EQUITY   PUTNAM GLOBAL    PUTNAM GLOBAL  PUTNAM GROWTH
                                GROWTH       DIVERSIFIED INCOME     INCOME      ASSET ALLOCATION     EQUITY        AND INCOME
                             SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT
                           ----------------  ------------------  -------------  ----------------  -------------  --------------
ASSETS:
  Investments:
    Number of Shares:
      Class IA...........      1,358,748          18,577,444        5,246,576       11,259,868      24,540,039       69,929,599
      Class IB...........        518,905           2,382,077        1,023,740          569,988         348,970        2,451,741
                             ===========        ============      ===========     ============    ============   ==============
    Cost:
      Class IA...........    $ 6,226,947        $191,661,096      $63,039,888     $155,363,995    $332,028,389   $1,311,145,970
      Class IB...........      2,137,058          21,181,364       12,076,229        7,588,764       4,995,816       56,063,147
                             ===========        ============      ===========     ============    ============   ==============
    Market Value:
      Class IA...........    $ 7,337,240        $164,596,153      $73,242,199     $169,235,810    $273,376,035   $1,853,833,671
      Class IB...........      2,765,767          20,866,995       14,229,992        8,584,023       3,856,116       64,603,375
  Due from Hartford Life
   and Annuity Insurance
   Company...............       --                 --                  17,623         --               --              --
  Receivable from fund
   shares sold...........          1,876             273,482          --               105,928         332,784        1,391,086
  Other assets...........       --                       114          --                   363         --                15,137
                             -----------        ------------      -----------     ------------    ------------   --------------
  Total Assets...........     10,104,883         185,736,744       87,489,814      177,926,124     277,564,935    1,919,843,269
                             -----------        ------------      -----------     ------------    ------------   --------------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............          1,876             273,482          --               105,928         332,784        1,391,086
  Payable for fund shares
   purchased.............       --                 --                  17,623         --               --              --
  Other liabilities......             15           --                     207         --                   196         --
                             -----------        ------------      -----------     ------------    ------------   --------------
  Total Liabilities......          1,891             273,482           17,830          105,928         332,980        1,391,086
                             -----------        ------------      -----------     ------------    ------------   --------------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........    $10,102,992        $185,463,262      $87,471,984     $177,820,196    $277,231,955   $1,918,452,183
                             ===========        ============      ===========     ============    ============   ==============

                           PUTNAM GROWTH
                           OPPORTUNITIES
                            SUB-ACCOUNT
                           -------------
ASSETS:
  Investments:
    Number of Shares:
      Class IA...........     2,844,660
      Class IB...........       700,987
                            ===========
    Cost:
      Class IA...........   $30,028,502
      Class IB...........     3,909,159
                            ===========
    Market Value:
      Class IA...........   $13,881,941
      Class IB...........     3,385,769
  Due from Hartford Life
   and Annuity Insurance
   Company...............       --
  Receivable from fund
   shares sold...........         8,100
  Other assets...........            31
                            -----------
  Total Assets...........    17,275,841
                            -----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............         8,100
  Payable for fund shares
   purchased.............       --
  Other liabilities......       --
                            -----------
  Total Liabilities......         8,100
                            -----------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........   $17,267,741
                            ===========

_____________________________________ SA-3 _____________________________________

 SEPARATE ACCOUNT TEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2005


                           PUTNAM HEALTH
                             SCIENCES     PUTNAM HIGH YIELD  PUTNAM INCOME
                            SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                           -------------  -----------------  -------------
ASSETS:
  Investments:
    Number of Shares:
      Class IA...........     6,326,147       25,951,237       16,390,758
      Class IB...........       428,350        2,913,809        2,769,414
                            ===========     ============     ============
    Cost:
      Class IA...........   $62,356,076     $309,125,538     $215,891,770
      Class IB...........     4,645,641       23,227,372       35,258,094
                            ===========     ============     ============
    Market Value:
      Class IA...........   $84,454,061     $199,305,503     $207,998,714
      Class IB...........     5,684,201       22,203,227       34,922,307
  Due from Hartford Life
   and Annuity Insurance
   Company...............       --              --                --
  Receivable from fund
   shares sold...........        62,982          179,686          202,386
  Other assets...........           247              571          --
                            -----------     ------------     ------------
  Total Assets...........    90,201,491      221,688,987      243,123,407
                            -----------     ------------     ------------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............        62,982          179,686          202,386
  Payable for fund shares
   purchased.............       --              --                --
  Other liabilities......       --              --                    264
                            -----------     ------------     ------------
  Total Liabilities......        62,982          179,686          202,650
                            -----------     ------------     ------------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........   $90,138,509     $221,509,301     $242,920,757
                            ===========     ============     ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-4 _____________________________________

                                             PUTNAM
                              PUTNAM      INTERNATIONAL       PUTNAM
                           INTERNATIONAL   GROWTH AND    INTERNATIONAL NEW                    PUTNAM MID CAP  PUTNAM MONEY
                              EQUITY         INCOME        OPPORTUNITIES    PUTNAM INVESTORS      VALUE          MARKET
                            SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT
                           -------------  -------------  -----------------  ----------------  --------------  -------------
ASSETS:
  Investments:
    Number of Shares:
      Class IA...........    11,037,799     10,172,451        3,611,061         13,235,219       2,066,914      94,147,135
      Class IB...........     1,309,010        904,543          201,172          1,881,180         315,021       6,027,681
                           ============   ============      ===========       ============     ===========    ============
    Cost:
      Class IA...........  $133,350,965   $114,483,656      $37,290,578       $138,928,090     $27,422,363    $ 94,147,135
      Class IB...........    16,431,201     10,492,924        2,566,262         17,892,974       4,212,204       6,027,681
                           ============   ============      ===========       ============     ===========    ============
    Market Value:
      Class IA...........  $180,578,389   $156,147,119      $53,190,934       $143,072,719     $33,546,007    $ 94,147,135
      Class IB...........    21,284,497     13,821,416        2,949,178         20,241,499       5,090,736       6,027,681
  Due from Hartford Life
   and Annuity Insurance
   Company...............       --             --              --                 --               --              432,639
  Receivable from fund
   shares sold...........       161,909        132,446           44,167            177,100          84,765         --
  Other assets...........         2,718        --                 1,640              2,117         --                5,366
                           ------------   ------------      -----------       ------------     -----------    ------------
  Total Assets...........   202,027,513    170,100,981       56,185,919        163,493,435      38,721,508     100,612,821
                           ------------   ------------      -----------       ------------     -----------    ------------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............       161,909        132,446           44,166            177,100          84,765         --
  Payable for fund shares
   purchased.............       --             --              --                 --               --              432,639
  Other liabilities......       --               4,313         --                 --                 1,927         --
                           ------------   ------------      -----------       ------------     -----------    ------------
  Total Liabilities......       161,909        136,759           44,166            177,100          86,692         432,639
                           ------------   ------------      -----------       ------------     -----------    ------------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........  $201,865,604   $169,964,222      $56,141,753       $163,316,335     $38,634,816    $100,180,182
                           ============   ============      ===========       ============     ===========    ============

_____________________________________ SA-5 _____________________________________

 SEPARATE ACCOUNT TEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2005

                            PUTNAM NEW     PUTNAM NEW    PUTNAM OTC &
                           OPPORTUNITIES     VALUE      EMERGING GROWTH
                            SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT
                           -------------  ------------  ---------------
ASSETS:
  Investments:
    Number of Shares:
      Class IA...........    21,896,027     14,673,014      3,372,565
      Class IB...........       809,657      1,367,630        420,243
                           ============   ============    ===========
    Cost:
      Class IA...........  $304,291,142   $167,978,252    $35,951,315
      Class IB...........    16,082,385     18,975,960      3,588,061
                           ============   ============    ===========
    Market Value:
      Class IA...........  $410,331,553   $253,109,484    $22,090,304
      Class IB...........    14,946,269     23,441,181      2,710,573
  Due from Hartford Life
   and Annuity Insurance
   Company...............       --             --            --
  Receivable from fund
   shares sold...........       612,571        138,093         58,351
  Other assets...........         7,813          1,387            310
                           ------------   ------------    -----------
  Total Assets...........   425,898,206    276,690,145     24,859,538
                           ------------   ------------    -----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............       612,571        138,093         58,351
  Payable for fund shares
   purchased.............       --             --            --
  Other liabilities......       --             --            --
                           ------------   ------------    -----------
  Total Liabilities......       612,571        138,093         58,351
                           ------------   ------------    -----------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........  $425,285,635   $276,552,052    $24,801,187
                           ============   ============    ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-6 _____________________________________

                                                                PUTNAM THE    PUTNAM UTILITIES
                                            PUTNAM SMALL CAP  GEORGE PUTNAM      GROWTH AND
                           PUTNAM RESEARCH       VALUE        FUND OF BOSTON       INCOME       PUTNAM VISTA   PUTNAM VOYAGER
                             SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT
                           ---------------  ----------------  --------------  ----------------  -------------  --------------
ASSETS:
  Investments:
    Number of Shares:
      Class IA...........      4,168,534         6,646,301       19,850,334       10,437,646       8,463,254      31,030,673
      Class IB...........        766,300           645,555        2,475,754          264,383         801,860       1,327,330
                             ===========      ============     ============     ============    ============    ============
    Cost:
      Class IA...........    $50,973,546      $ 84,422,870     $205,444,681     $124,838,754    $ 94,919,992    $789,757,021
      Class IB...........      8,620,016        10,071,487       25,560,940        3,615,918      11,020,217      40,192,871
                             ===========      ============     ============     ============    ============    ============
    Market Value:
      Class IA...........    $49,647,244      $153,596,009     $234,829,449     $151,137,112    $119,755,055    $891,200,935
      Class IB...........      9,080,660        14,802,577       29,139,620        3,809,766      11,177,934      37,895,282
  Due from Hartford Life
   and Annuity Insurance
   Company...............       --                --               --               --               --             --
  Receivable from fund
   shares sold...........         20,127           173,821          217,626           98,314         258,654       1,062,362
  Other assets...........            596          --                    689            2,679           1,085          15,503
                             -----------      ------------     ------------     ------------    ------------    ------------
  Total Assets...........     58,748,627       168,572,407      264,187,384      155,047,871     131,192,728     930,174,082
                             -----------      ------------     ------------     ------------    ------------    ------------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............         20,127           173,821          217,626           98,314         258,654       1,062,362
  Payable for fund shares
   purchased.............       --                --               --               --               --             --
  Other liabilities......       --                     118         --               --               --             --
                             -----------      ------------     ------------     ------------    ------------    ------------
  Total Liabilities......         20,127           173,939          217,626           98,314         258,654       1,062,362
                             -----------      ------------     ------------     ------------    ------------    ------------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........    $58,728,500      $168,398,468     $263,969,758     $154,949,557    $130,934,074    $929,111,720
                             ===========      ============     ============     ============    ============    ============

_____________________________________ SA-7 _____________________________________

 SEPARATE ACCOUNT TEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2005

                                             UNITS
                                  FEES      OWNED BY        UNIT         CONTRACT
                                (NOTE 3)  PARTICIPANTS  FAIR VALUE #    LIABILITY
                                --------  ------------  ------------  --------------
DEFERRED ANNUITY CONTRACTS IN THE
 ACCUMULATION PERIOD (BY SUB-ACCOUNT):
Putnam American Government
 Income -- Class IA...........     0.95%        6,754     13.143557           88,767
Putnam American Government
 Income -- Class IA...........     1.40%    3,725,799     12.798369       47,684,150
Putnam American Government
 Income -- Class IA...........     1.55%       43,414     12.685328          550,726
Putnam American Government
 Income -- Class IA...........     1.60%        4,436     12.673026           56,217
Putnam American Government
 Income -- Class IA...........     1.75%       33,171     12.561110          416,658
Putnam American Government
 Income -- Class IA...........     1.90%        2,759     12.496832           34,475
Putnam American Government
 Income -- Class IB...........     1.25%        4,796     12.671500           60,771
Putnam American Government
 Income -- Class IB...........     1.30%          753     12.654595            9,531
Putnam American Government
 Income -- Class IB...........     1.35%       27,750     12.637695          350,702
Putnam American Government
 Income -- Class IB...........     1.40%       22,852     12.611402          288,196
Putnam American Government
 Income -- Class IB...........     1.50%       53,556     12.560431          672,690
Putnam American Government
 Income -- Class IB...........     1.50%        2,041     12.568350           25,648
Putnam American Government
 Income -- Class IB...........     1.55%        1,938     12.546884           24,320
Putnam American Government
 Income -- Class IB...........     1.60%           44     12.525422              548
Putnam American Government
 Income -- Class IB...........     1.65%        5,194     12.449478           64,666
Putnam American Government
 Income -- Class IB...........     1.65%       62,674     12.309100          771,459
Putnam American Government
 Income -- Class IB...........     1.70%       99,478     11.664723        1,160,383
Putnam American Government
 Income -- Class IB...........     1.70%       43,805     12.292676          538,479
Putnam American Government
 Income -- Class IB...........     1.75%       38,238     12.461357          476,500
Putnam American Government
 Income -- Class IB...........     1.80%       10,431     12.202143          127,278
Putnam American Government
 Income -- Class IB...........     1.85%        1,781     11.573990           20,608
Putnam American Government
 Income -- Class IB...........     1.85%       24,200     12.188584          294,965
Putnam American Government
 Income -- Class IB...........     1.90%        6,925     11.550487           79,987
Putnam American Government
 Income -- Class IB...........     1.90%       13,196     12.397620          163,595
Putnam American Government
 Income -- Class IB...........     1.95%        3,980     12.376432           49,264
Putnam American Government
 Income -- Class IB...........     2.00%       48,690     12.082658          588,301
Putnam American Government
 Income -- Class IB...........     2.00%        1,517     11.514773           17,474
Putnam American Government
 Income -- Class IB...........     2.05%       65,765     11.460623          753,713
Putnam American Government
 Income -- Class IB...........     2.10%        5,379     12.313117           66,231
Putnam American Government
 Income -- Class IB...........     2.15%       13,438     12.020844          161,541
Putnam American Government
 Income -- Class IB...........     2.20%        5,137     11.436293           58,750
Putnam American Government
 Income -- Class IB...........     2.30%          194     11.367325            2,207
Putnam American Government
 Income -- Class IB...........     2.35%        5,823     11.938925           69,518
Putnam American Government
 Income -- Class IB...........     2.35%        5,855     11.339415           66,390
Putnam Capital
 Appreciation -- Class IA.....     0.95%       20,197      9.485818          191,588
Putnam Capital
 Appreciation -- Class IA.....     1.10%        1,189      9.412583           11,193
Putnam Capital
 Appreciation -- Class IA.....     1.30%        1,826      9.320395           17,020
Putnam Capital
 Appreciation -- Class IA.....     1.40%    1,630,361      9.267824       15,109,903
Putnam Capital
 Appreciation -- Class IA.....     1.55%       23,826      9.196296          219,115
Putnam Capital
 Appreciation -- Class IA.....     1.60%        9,846      9.177037           90,359
Putnam Capital
 Appreciation -- Class IA.....     1.75%        3,778      9.106197           34,399
Putnam Capital
 Appreciation -- Class IA.....     1.90%          724      9.059627            6,561
Putnam Capital
 Appreciation -- Class IA.....     2.25%        2,415      8.970927           21,663
Putnam Capital
 Appreciation -- Class IB.....     0.95%        7,775      9.268394           72,062
Putnam Capital
 Appreciation -- Class IB.....     1.25%        9,619      9.170411           88,206
Putnam Capital
 Appreciation -- Class IB.....     1.30%        3,742      9.158175           34,268
Putnam Capital
 Appreciation -- Class IB.....     1.35%       14,969      9.145967          136,903

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-8 _____________________________________

                                             UNITS
                                  FEES      OWNED BY        UNIT         CONTRACT
                                (NOTE 3)  PARTICIPANTS  FAIR VALUE #    LIABILITY
                                --------  ------------  ------------  --------------
Putnam Capital
 Appreciation -- Class IB.....     1.40%       10,507      9.126901           95,898
Putnam Capital
 Appreciation -- Class IB.....     1.45%        4,605      9.111316           41,955
Putnam Capital
 Appreciation -- Class IB.....     1.50%       13,369      9.101250          121,673
Putnam Capital
 Appreciation -- Class IB.....     1.55%           64      9.080256              581
Putnam Capital
 Appreciation -- Class IB.....     1.65%       31,359      9.030954          283,197
Putnam Capital
 Appreciation -- Class IB.....     1.70%       46,514      9.007677          418,979
Putnam Capital
 Appreciation -- Class IB.....     1.75%       36,957      9.018389          333,293
Putnam Capital
 Appreciation -- Class IB.....     1.80%        2,322      8.961248           20,805
Putnam Capital
 Appreciation -- Class IB.....     1.85%       44,564      8.938139          398,319
Putnam Capital
 Appreciation -- Class IB.....     1.90%       10,115      8.919425           90,221
Putnam Capital
 Appreciation -- Class IB.....     1.95%        7,752      8.880875           68,844
Putnam Capital
 Appreciation -- Class IB.....     2.00%       40,219      8.873432          356,884
Putnam Capital
 Appreciation -- Class IB.....     2.05%       40,952      8.850553          362,448
Putnam Capital
 Appreciation -- Class IB.....     2.15%       29,885      8.828060          263,827
Putnam Capital
 Appreciation -- Class IB.....     2.20%       12,868      8.831838          113,646
Putnam Capital
 Appreciation -- Class IB.....     2.30%        6,635      8.778536           58,242
Putnam Capital
 Appreciation -- Class IB.....     2.35%        1,960      8.767914           17,186
Putnam Capital
 Appreciation -- Class IB.....     2.45%        4,343      8.736567           37,946
Putnam Capital
 Opportunities -- Class IA....     0.95%        4,313     16.664442           71,881
Putnam Capital
 Opportunities -- Class IA....     1.15%          400     16.575835            6,634
Putnam Capital
 Opportunities -- Class IA....     1.40%      679,189     16.465719       11,183,334
Putnam Capital
 Opportunities -- Class IA....     1.55%        7,153     16.399980          117,304
Putnam Capital
 Opportunities -- Class IA....     1.60%        3,159     16.378155           51,737
Putnam Capital
 Opportunities -- Class IA....     1.75%            3     16.312794               42
Putnam Capital
 Opportunities -- Class IB....     0.95%        6,642     16.528392          109,783
Putnam Capital
 Opportunities -- Class IB....     1.25%        3,472     16.396716           56,934
Putnam Capital
 Opportunities -- Class IB....     1.30%        6,657     16.374901          109,000
Putnam Capital
 Opportunities -- Class IB....     1.35%        6,344     16.353072          103,741
Putnam Capital
 Opportunities -- Class IB....     1.40%        3,971     16.331298           64,853
Putnam Capital
 Opportunities -- Class IB....     1.45%        3,433     16.309514           55,997
Putnam Capital
 Opportunities -- Class IB....     1.50%       19,928     16.287801          324,575
Putnam Capital
 Opportunities -- Class IB....     1.55%          173     16.266109            2,806
Putnam Capital
 Opportunities -- Class IB....     1.60%          123     16.244428            2,003
Putnam Capital
 Opportunities -- Class IB....     1.65%        7,010     16.222792          113,724
Putnam Capital
 Opportunities -- Class IB....     1.70%       31,507     16.201171          510,451
Putnam Capital
 Opportunities -- Class IB....     1.75%       15,435     16.179615          249,737
Putnam Capital
 Opportunities -- Class IB....     1.85%       13,476     16.136515          217,460
Putnam Capital
 Opportunities -- Class IB....     1.95%        2,828     16.093549           45,518
Putnam Capital
 Opportunities -- Class IB....     2.00%       10,196     16.072123          163,879
Putnam Capital
 Opportunities -- Class IB....     2.05%       46,562     16.050719          747,358
Putnam Capital
 Opportunities -- Class IB....     2.15%       41,852     16.007989          669,963
Putnam Capital
 Opportunities -- Class IB....     2.20%       12,060     15.986646          192,802
Putnam Capital
 Opportunities -- Class IB....     2.30%          617     15.944087            9,843
Putnam Capital
 Opportunities -- Class IB....     2.35%          817     15.922847           13,006
Putnam Capital
 Opportunities -- Class IB....     2.45%        2,253     15.885699           35,793
Putnam Discovery Growth --
 Class IA.....................     0.95%        2,504      5.643475           14,129
Putnam Discovery Growth --
 Class IA.....................     1.10%          865      5.599880            4,843
Putnam Discovery Growth --
 Class IA.....................     1.40%    1,286,530      5.513680        7,093,512
Putnam Discovery Growth --
 Class IA.....................     1.55%       26,785      5.471105          146,541

_____________________________________ SA-9 _____________________________________

 SEPARATE ACCOUNT TEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2005

                                             UNITS
                                  FEES      OWNED BY        UNIT         CONTRACT
                                (NOTE 3)  PARTICIPANTS  FAIR VALUE #    LIABILITY
                                --------  ------------  ------------  --------------
Putnam Discovery Growth --
 Class IA.....................     1.60%        4,100      5.459637           22,385
Putnam Discovery Growth --
 Class IA.....................     1.75%        9,958      5.417455           53,947
Putnam Discovery Growth --
 Class IB.....................     1.25%        2,408      5.466906           13,163
Putnam Discovery Growth --
 Class IB.....................     1.30%        2,831      5.459606           15,456
Putnam Discovery Growth --
 Class IB.....................     1.35%       13,986      5.452348           76,257
Putnam Discovery Growth --
 Class IB.....................     1.40%        8,825      5.440983           48,019
Putnam Discovery Growth --
 Class IB.....................     1.50%       14,367      5.414160           77,788
Putnam Discovery Growth --
 Class IB.....................     1.55%        1,940      5.413174           10,500
Putnam Discovery Growth --
 Class IB.....................     1.65%       51,859      5.372303          278,602
Putnam Discovery Growth --
 Class IB.....................     1.70%      135,010      5.358434          723,440
Putnam Discovery Growth --
 Class IB.....................     1.75%      131,308      5.376297          705,952
Putnam Discovery Growth --
 Class IB.....................     1.80%        8,601      5.330828           45,850
Putnam Discovery Growth --
 Class IB.....................     1.85%       21,090      5.317045          112,139
Putnam Discovery Growth --
 Class IB.....................     1.90%        7,248      5.305911           38,455
Putnam Discovery Growth --
 Class IB.....................     2.00%       43,849      5.278563          231,459
Putnam Discovery Growth --
 Class IB.....................     2.05%       34,823      5.264932          183,339
Putnam Discovery Growth --
 Class IB.....................     2.10%          775      5.312357            4,119
Putnam Discovery Growth --
 Class IB.....................     2.15%        9,945      5.251551           52,224
Putnam Discovery Growth --
 Class IB.....................     2.20%        2,728      5.253799           14,331
Putnam Discovery Growth --
 Class IB.....................     2.30%        8,453      5.222078           44,143
Putnam Discovery Growth --
 Class IB.....................     2.35%        1,797      5.215780            9,372
Putnam Discovery Growth --
 Class IB.....................     2.45%       15,616      5.197097           81,159
Putnam Diversified Income --
 Class IA.....................     0.95%       18,207     14.540373          264,743
Putnam Diversified Income --
 Class IA.....................     1.10%        2,627     14.405488           37,838
Putnam Diversified Income --
 Class IA.....................     1.15%        4,700     14.397992           67,674
Putnam Diversified Income --
 Class IA.....................     1.40%    9,306,359     17.307629      161,071,010
Putnam Diversified Income --
 Class IA.....................     1.55%      120,138     17.135563        2,058,627
Putnam Diversified Income --
 Class IA.....................     1.60%        3,621     17.138179           62,065
Putnam Diversified Income --
 Class IA.....................     1.75%       25,987     16.967789          440,947
Putnam Diversified Income --
 Class IA.....................     1.90%        5,656     16.881026           95,478
Putnam Diversified Income --
 Class IA.....................     2.05%        3,088     10.862103           33,547
Putnam Diversified Income --
 Class IB.....................     0.95%       23,781     17.272822          410,757
Putnam Diversified Income --
 Class IB.....................     1.10%        2,512     17.184480           43,175
Putnam Diversified Income --
 Class IB.....................     1.15%           16     17.155146              272
Putnam Diversified Income --
 Class IB.....................     1.25%       14,995     17.090234          256,270
Putnam Diversified Income --
 Class IB.....................     1.25%       34,868     17.090234          595,899
Putnam Diversified Income --
 Class IB.....................     1.30%       26,659     17.067431          455,000
Putnam Diversified Income --
 Class IB.....................     1.35%       31,352     17.044652          534,389
Putnam Diversified Income --
 Class IB.....................     1.40%       40,629     17.009177          691,063
Putnam Diversified Income --
 Class IB.....................     1.45%       10,891     16.980135          184,927
Putnam Diversified Income --
 Class IB.....................     1.50%      179,727     12.844434        2,308,486
Putnam Diversified Income --
 Class IB.....................     1.55%        6,180     16.922188          104,581
Putnam Diversified Income --
 Class IB.....................     1.60%        5,312     16.893310           89,739
Putnam Diversified Income --
 Class IB.....................     1.65%        3,934     12.724633           50,062
Putnam Diversified Income --
 Class IB.....................     1.65%       73,550     13.336459          980,899
Putnam Diversified Income --
 Class IB.....................     1.70%       66,670     13.614752          907,694
Putnam Diversified Income --
 Class IB.....................     1.70%      157,184     13.318677        2,093,480
Putnam Diversified Income --
 Class IB.....................     1.75%      146,114     16.806915        2,455,728
Putnam Diversified Income --
 Class IB.....................     1.80%       19,170     13.220540          253,443

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-10 ____________________________________

                                             UNITS
                                  FEES      OWNED BY        UNIT         CONTRACT
                                (NOTE 3)  PARTICIPANTS  FAIR VALUE #    LIABILITY
                                --------  ------------  ------------  --------------
Putnam Diversified Income --
 Class IB.....................     1.85%        4,615     13.508848           62,346
Putnam Diversified Income --
 Class IB.....................     1.85%       57,289     13.205901          756,547
Putnam Diversified Income --
 Class IB.....................     1.90%        2,642     13.481457           35,617
Putnam Diversified Income --
 Class IB.....................     1.90%       27,930     16.720958          467,009
Putnam Diversified Income --
 Class IB.....................     1.95%        4,536     16.692416           75,715
Putnam Diversified Income --
 Class IB.....................     2.00%       73,126     13.091112          957,298
Putnam Diversified Income --
 Class IB.....................     2.00%        2,080     13.439754           27,959
Putnam Diversified Income --
 Class IB.....................     2.05%      213,012     13.376598        2,849,376
Putnam Diversified Income --
 Class IB.....................     2.10%        3,016     16.607041           50,082
Putnam Diversified Income --
 Class IB.....................     2.15%      121,361     13.024176        1,580,629
Putnam Diversified Income --
 Class IB.....................     2.15%        3,255     13.024176           42,393
Putnam Diversified Income --
 Class IB.....................     2.20%       26,477     13.348210          353,424
Putnam Diversified Income --
 Class IB.....................     2.20%        1,682     13.001922           21,869
Putnam Diversified Income --
 Class IB.....................     2.25%        1,475     13.285448           19,596
Putnam Diversified Income --
 Class IB.....................     2.30%        9,846     12.952724          127,529
Putnam Diversified Income --
 Class IB.....................     2.30%          185     13.267726            2,451
Putnam Diversified Income --
 Class IB.....................     2.35%        1,792     12.935442           23,182
Putnam Diversified Income --
 Class IB.....................     2.35%        6,429     13.235180           85,090
Putnam Diversified Income --
 Class IB.....................     2.45%       69,146     13.204279          913,027
Putnam Equity Income --
 Class IA.....................     0.95%       38,840     14.078772          546,822
Putnam Equity Income --
 Class IA.....................     1.10%        7,089     14.022560           99,402
Putnam Equity Income --
 Class IA.....................     1.15%       11,331     14.003873          158,684
Putnam Equity Income --
 Class IA.....................     1.30%          732     13.947969           10,214
Putnam Equity Income --
 Class IA.....................     1.40%    5,061,683     13.910811       70,412,121
Putnam Equity Income --
 Class IA.....................     1.55%       55,131     13.855279          763,857
Putnam Equity Income --
 Class IA.....................     1.60%        8,321     13.836823          115,137
Putnam Equity Income --
 Class IA.....................     1.75%       35,535     13.781585          489,735
Putnam Equity Income --
 Class IA.....................     1.90%        2,048     13.726575           28,106
Putnam Equity Income --
 Class IA.....................     1.95%        5,006     13.708255           68,619
Putnam Equity Income --
 Class IB.....................     0.95%       96,822     13.975903        1,353,177
Putnam Equity Income --
 Class IB.....................     1.10%          442     13.920101            6,159
Putnam Equity Income --
 Class IB.....................     1.25%       63,117     13.864515          875,087
Putnam Equity Income --
 Class IB.....................     1.30%       84,896     13.846040        1,175,473
Putnam Equity Income --
 Class IB.....................     1.35%       43,847     13.827598          606,295
Putnam Equity Income --
 Class IB.....................     1.40%       16,971     13.809159          234,348
Putnam Equity Income --
 Class IB.....................     1.45%       25,505     13.790767          351,733
Putnam Equity Income --
 Class IB.....................     1.50%       82,595     13.772396        1,137,537
Putnam Equity Income --
 Class IB.....................     1.55%        4,831     13.754049           66,444
Putnam Equity Income --
 Class IB.....................     1.60%        5,269     13.735702           72,368
Putnam Equity Income --
 Class IB.....................     1.65%       51,248     13.717411          702,992
Putnam Equity Income --
 Class IB.....................     1.70%      198,487     13.699122        2,719,093
Putnam Equity Income --
 Class IB.....................     1.75%       68,236     13.680861          933,524
Putnam Equity Income --
 Class IB.....................     1.80%        2,669     13.662645           36,465
Putnam Equity Income --
 Class IB.....................     1.85%       54,029     13.644451          737,191
Putnam Equity Income --
 Class IB.....................     1.90%        3,441     13.626242           46,894
Putnam Equity Income --
 Class IB.....................     1.95%        7,529     13.608104          102,452
Putnam Equity Income --
 Class IB.....................     2.00%       50,094     13.589943          680,768
Putnam Equity Income --
 Class IB.....................     2.05%       54,144     13.571839          734,835
Putnam Equity Income --
 Class IB.....................     2.15%       72,859     13.535693          986,203

_____________________________________ SA-11 ____________________________________

 SEPARATE ACCOUNT TEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2005

                                             UNITS
                                  FEES      OWNED BY        UNIT         CONTRACT
                                (NOTE 3)  PARTICIPANTS  FAIR VALUE #    LIABILITY
                                --------  ------------  ------------  --------------
Putnam Equity Income --
 Class IB.....................     2.20%       37,066     13.517663          501,041
Putnam Equity Income --
 Class IB.....................     2.25%        2,859     13.499664           38,601
Putnam Equity Income --
 Class IB.....................     2.30%          269     13.481667            3,629
Putnam Equity Income --
 Class IB.....................     2.35%          903     13.463703           12,155
Putnam Global Asset
 Allocation -- Class IA.......     0.95%       23,718     11.395346          270,271
Putnam Global Asset
 Allocation -- Class IA.......     1.40%    4,973,940     33.490477      166,579,629
Putnam Global Asset
 Allocation -- Class IA.......     1.55%       38,088     33.157497        1,262,886
Putnam Global Asset
 Allocation -- Class IA.......     1.60%        8,516     33.162434          282,399
Putnam Global Asset
 Allocation -- Class IA.......     1.75%        6,972     32.832706          228,924
Putnam Global Asset
 Allocation -- Class IA.......     1.90%          215     32.664760            7,037
Putnam Global Asset
 Allocation -- Class IB.......     0.95%        5,141     33.557575          172,514
Putnam Global Asset
 Allocation -- Class IB.......     1.10%          217     33.385993            7,260
Putnam Global Asset
 Allocation -- Class IB.......     1.25%        1,584     33.202813           52,602
Putnam Global Asset
 Allocation -- Class IB.......     1.25%        8,691     33.202813          288,575
Putnam Global Asset
 Allocation -- Class IB.......     1.30%        4,350     33.158513          144,247
Putnam Global Asset
 Allocation -- Class IB.......     1.35%       12,250     33.114275          405,653
Putnam Global Asset
 Allocation -- Class IB.......     1.40%        6,644     33.045353          219,540
Putnam Global Asset
 Allocation -- Class IB.......     1.45%        2,318     32.988924           76,481
Putnam Global Asset
 Allocation -- Class IB.......     1.50%       31,881     11.102166          353,943
Putnam Global Asset
 Allocation -- Class IB.......     1.55%       10,968     32.876358          360,572
Putnam Global Asset
 Allocation -- Class IB.......     1.60%        3,473     32.820216          114,000
Putnam Global Asset
 Allocation -- Class IB.......     1.65%       31,758     10.014299          318,030
Putnam Global Asset
 Allocation -- Class IB.......     1.70%       39,628     10.452940          414,228
Putnam Global Asset
 Allocation -- Class IB.......     1.70%      108,935     10.000933        1,089,453
Putnam Global Asset
 Allocation -- Class IB.......     1.75%       17,734     32.652376          579,070
Putnam Global Asset
 Allocation -- Class IB.......     1.80%          336      9.927241            3,337
Putnam Global Asset
 Allocation -- Class IB.......     1.85%       76,111      9.916218          754,734
Putnam Global Asset
 Allocation -- Class IB.......     1.90%        5,144     10.350527           53,248
Putnam Global Asset
 Allocation -- Class IB.......     1.90%        1,357     32.485383           44,089
Putnam Global Asset
 Allocation -- Class IB.......     1.95%          126     32.429897            4,072
Putnam Global Asset
 Allocation -- Class IB.......     2.00%        5,088      9.830015           50,019
Putnam Global Asset
 Allocation -- Class IB.......     2.00%          393     10.318518            4,059
Putnam Global Asset
 Allocation -- Class IB.......     2.05%      128,404     10.269980        1,318,712
Putnam Global Asset
 Allocation -- Class IB.......     2.15%      125,770      9.779739        1,229,998
Putnam Global Asset
 Allocation -- Class IB.......     2.20%       46,484     10.248216          476,375
Putnam Global Asset
 Allocation -- Class IB.......     2.25%        3,414     10.200005           34,821
Putnam Global Asset
 Allocation -- Class IB.......     2.35%        1,415     10.161396           14,383
Putnam Global Equity --
 Class IA.....................     0.95%       56,350      8.457141          476,560
Putnam Global Equity --
 Class IA.....................     1.10%        1,400      8.378667           11,733
Putnam Global Equity --
 Class IA.....................     1.15%        3,077      8.374287           25,768
Putnam Global Equity --
 Class IA.....................     1.30%        3,464      8.296570           28,735
Putnam Global Equity --
 Class IA.....................     1.40%   11,620,913     23.141368      268,923,831
Putnam Global Equity --
 Class IA.....................     1.55%       87,099     22.911097        1,995,539
Putnam Global Equity --
 Class IA.....................     1.60%       12,071     22.914635          276,592
Putnam Global Equity --
 Class IA.....................     1.75%        3,773     22.686648           85,607
Putnam Global Equity --
 Class IA.....................     1.90%        1,501     22.570621           33,871
Putnam Global Equity --
 Class IB.....................     0.95%        1,538     23.137138           35,595
Putnam Global Equity --
 Class IB.....................     1.25%          930     22.892558           21,291
Putnam Global Equity --
 Class IB.....................     1.25%        6,138     22.892558          140,518

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-12 ____________________________________

                                             UNITS
                                  FEES      OWNED BY        UNIT         CONTRACT
                                (NOTE 3)  PARTICIPANTS  FAIR VALUE #    LIABILITY
                                --------  ------------  ------------  --------------
Putnam Global Equity --
 Class IB.....................     1.30%        2,569     22.861982           58,727
Putnam Global Equity --
 Class IB.....................     1.35%        6,230     22.831506          142,249
Putnam Global Equity --
 Class IB.....................     1.40%        6,368     22.783991          145,084
Putnam Global Equity --
 Class IB.....................     1.50%      125,809      9.452556        1,189,213
Putnam Global Equity --
 Class IB.....................     1.55%          424     22.667470            9,602
Putnam Global Equity --
 Class IB.....................     1.65%        6,120      9.364337           57,314
Putnam Global Equity --
 Class IB.....................     1.65%      131,301      5.252893          689,712
Putnam Global Equity --
 Class IB.....................     1.70%       22,602      7.066471          159,714
Putnam Global Equity --
 Class IB.....................     1.70%       31,091      5.245890          163,100
Putnam Global Equity --
 Class IB.....................     1.75%       10,467     22.513063          235,653
Putnam Global Equity --
 Class IB.....................     1.80%        8,655      5.207176           45,068
Putnam Global Equity --
 Class IB.....................     1.85%        4,944      7.011456           34,663
Putnam Global Equity --
 Class IB.....................     1.85%        6,026      5.201429           31,345
Putnam Global Equity --
 Class IB.....................     1.90%          110      6.997206              770
Putnam Global Equity --
 Class IB.....................     1.90%          381     22.397921            8,533
Putnam Global Equity --
 Class IB.....................     1.95%        2,422     22.359680           54,153
Putnam Global Equity --
 Class IB.....................     2.00%       12,887      5.156178           66,448
Putnam Global Equity --
 Class IB.....................     2.00%        3,387      6.975592           23,629
Putnam Global Equity --
 Class IB.....................     2.05%       47,137      6.942736          327,262
Putnam Global Equity --
 Class IB.....................     2.15%       10,068      5.129793           51,648
Putnam Global Equity --
 Class IB.....................     2.20%       13,566      6.928076           93,986
Putnam Global Equity --
 Class IB.....................     2.25%        6,651      6.895431           45,864
Putnam Global Equity --
 Class IB.....................     2.30%        3,132      5.101661           15,981
Putnam Global Equity --
 Class IB.....................     2.35%          550      5.094855            2,801
Putnam Global Equity --
 Class IB.....................     2.45%          902      6.853303            6,184
Putnam Growth and Income --
 Class IA.....................     0.95%      506,997     12.037787        6,103,116
Putnam Growth and Income --
 Class IA.....................     1.10%       24,746     11.926100          295,127
Putnam Growth and Income --
 Class IA.....................     1.15%       23,909     11.919862          284,995
Putnam Growth and Income --
 Class IA.....................     1.30%        8,652     11.809293          102,171
Putnam Growth and Income --
 Class IA.....................     1.40%   35,014,079     51.873616    1,816,306,892
Putnam Growth and Income --
 Class IA.....................     1.55%      347,221     51.357737       17,832,483
Putnam Growth and Income --
 Class IA.....................     1.60%       36,577     51.365515        1,878,819
Putnam Growth and Income --
 Class IA.....................     1.75%       40,795     50.854689        2,074,601
Putnam Growth and Income --
 Class IA.....................     1.90%       12,169     50.594616          615,688
Putnam Growth and Income --
 Class IA.....................     2.05%        1,326     11.305432           14,992
Putnam Growth and Income --
 Class IA.....................     2.10%          235     50.249913           11,831
Putnam Growth and Income --
 Class IA.....................     2.25%          413     50.099215           20,690
Putnam Growth and Income --
 Class IB.....................     0.95%       47,311     51.822182        2,451,768
Putnam Growth and Income --
 Class IB.....................     1.10%        2,390     51.557142          123,210
Putnam Growth and Income --
 Class IB.....................     1.15%          623     51.469113           32,083
Putnam Growth and Income --
 Class IB.....................     1.25%       15,020     51.274285          770,148
Putnam Growth and Income --
 Class IB.....................     1.25%       49,238     51.274285        2,524,649
Putnam Growth and Income --
 Class IB.....................     1.30%       54,250     51.205901        2,777,920
Putnam Growth and Income --
 Class IB.....................     1.35%       55,166     51.137594        2,821,032
Putnam Growth and Income --
 Class IB.....................     1.40%       61,588     51.031173        3,142,930
Putnam Growth and Income --
 Class IB.....................     1.45%       16,205     50.944035          825,557
Putnam Growth and Income --
 Class IB.....................     1.50%    1,043,273     11.629728       12,132,982
Putnam Growth and Income --
 Class IB.....................     1.50%          270     50.857034           13,724
Putnam Growth and Income --
 Class IB.....................     1.55%        9,048     50.770185          459,377

_____________________________________ SA-13 ____________________________________

 SEPARATE ACCOUNT TEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2005

                                             UNITS
                                  FEES      OWNED BY        UNIT         CONTRACT
                                (NOTE 3)  PARTICIPANTS  FAIR VALUE #    LIABILITY
                                --------  ------------  ------------  --------------
Putnam Growth and Income --
 Class IB.....................     1.60%        6,987     50.683509          354,101
Putnam Growth and Income --
 Class IB.....................     1.65%       39,350     11.521214          453,354
Putnam Growth and Income --
 Class IB.....................     1.65%      460,121     12.435324        5,721,753
Putnam Growth and Income --
 Class IB.....................     1.70%      276,100     11.058621        3,053,288
Putnam Growth and Income --
 Class IB.....................     1.70%      283,877     12.418744        3,525,397
Putnam Growth and Income --
 Class IB.....................     1.75%      102,736     50.424276        5,180,413
Putnam Growth and Income --
 Class IB.....................     1.80%       86,315     12.327243        1,064,026
Putnam Growth and Income --
 Class IB.....................     1.85%       38,991     10.972545          427,827
Putnam Growth and Income --
 Class IB.....................     1.85%      234,515     12.313520        2,887,702
Putnam Growth and Income --
 Class IB.....................     1.90%       11,915     10.950271          130,476
Putnam Growth and Income --
 Class IB.....................     1.90%       19,246     50.166410          965,495
Putnam Growth and Income --
 Class IB.....................     1.95%        2,864     12.003292           34,372
Putnam Growth and Income --
 Class IB.....................     1.95%        8,628     50.080738          432,106
Putnam Growth and Income --
 Class IB.....................     2.00%      191,305     12.206519        2,335,165
Putnam Growth and Income --
 Class IB.....................     2.00%       47,737     10.916432          521,115
Putnam Growth and Income --
 Class IB.....................     2.05%      408,641     10.865034        4,439,902
Putnam Growth and Income --
 Class IB.....................     2.10%        3,783     49.824610          188,503
Putnam Growth and Income --
 Class IB.....................     2.15%      214,230     12.144073        2,601,623
Putnam Growth and Income --
 Class IB.....................     2.15%        4,339     12.144073           52,698
Putnam Growth and Income --
 Class IB.....................     2.20%       64,612     10.842072          700,530
Putnam Growth and Income --
 Class IB.....................     2.20%        3,520     12.123361           42,678
Putnam Growth and Income --
 Class IB.....................     2.25%        7,502     10.791017           80,949
Putnam Growth and Income --
 Class IB.....................     2.30%        9,823     12.077462          118,641
Putnam Growth and Income --
 Class IB.....................     2.35%        3,798     12.061350           45,806
Putnam Growth and Income --
 Class IB.....................     2.35%       21,831     10.750177          234,686
Putnam Growth and Income --
 Class IB.....................     2.40%        7,107     10.735847           76,301
Putnam Growth and Income --
 Class IB.....................     2.45%       59,371     10.725103          636,760
Putnam Growth and Income --
 Class IB.....................     2.50%       13,183     10.714366          141,244
Putnam Growth
 Opportunities -- Class IA....     0.95%       22,076      4.661652          102,908
Putnam Growth
 Opportunities -- Class IA....     1.10%        1,000      4.620430            4,621
Putnam Growth
 Opportunities -- Class IA....     1.15%          738      4.615966            3,407
Putnam Growth
 Opportunities -- Class IA....     1.40%    2,898,647      4.539082       13,157,196
Putnam Growth
 Opportunities -- Class IA....     1.55%       69,060      4.498949          310,697
Putnam Growth
 Opportunities -- Class IA....     1.60%       28,234      4.494595          126,901
Putnam Growth
 Opportunities -- Class IA....     1.75%        4,444      4.454864           19,800
Putnam Growth
 Opportunities -- Class IA....     1.90%        4,480      4.432088           19,854
Putnam Growth
 Opportunities -- Class IA....     1.95%        7,359      4.424490           32,558
Putnam Growth
 Opportunities -- Class IA....     2.05%          512     10.244719            5,247
Putnam Growth
 Opportunities -- Class IB....     0.95%        9,209      4.536808           41,781
Putnam Growth
 Opportunities -- Class IB....     1.25%        4,870      4.488834           21,860
Putnam Growth
 Opportunities -- Class IB....     1.30%        6,350      4.482854           28,468
Putnam Growth
 Opportunities -- Class IB....     1.35%       27,280      4.476867          122,130
Putnam Growth
 Opportunities -- Class IB....     1.40%       27,534      4.467555          123,012
Putnam Growth
 Opportunities -- Class IB....     1.50%       36,712      4.448581          163,316
Putnam Growth
 Opportunities -- Class IB....     1.55%       26,170      4.444706          116,317
Putnam Growth
 Opportunities -- Class IB....     1.60%          135      4.437108              598
Putnam Growth
 Opportunities -- Class IB....     1.65%          629      4.409217            2,774
Putnam Growth
 Opportunities -- Class IB....     1.65%      120,232      4.000159          480,946
Putnam Growth
 Opportunities -- Class IB....     1.70%       48,854      4.563524          222,946

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-14 ____________________________________

                                             UNITS
                                  FEES      OWNED BY        UNIT         CONTRACT
                                (NOTE 3)  PARTICIPANTS  FAIR VALUE #    LIABILITY
                                --------  ------------  ------------  --------------
Putnam Growth
 Opportunities -- Class IB....     1.70%       50,355      3.994826          201,159
Putnam Growth
 Opportunities -- Class IB....     1.75%       39,539      4.414430          174,541
Putnam Growth
 Opportunities -- Class IB....     1.80%       17,566      3.965382           69,656
Putnam Growth
 Opportunities -- Class IB....     1.85%       34,764      4.527967          157,412
Putnam Growth
 Opportunities -- Class IB....     1.85%       49,222      3.960978          194,966
Putnam Growth
 Opportunities -- Class IB....     1.90%        3,797      4.518804           17,157
Putnam Growth
 Opportunities -- Class IB....     1.90%       44,595      4.391854          195,853
Putnam Growth
 Opportunities -- Class IB....     1.95%        3,190      4.384360           13,984
Putnam Growth
 Opportunities -- Class IB....     2.00%       28,572      3.926494          112,189
Putnam Growth
 Opportunities -- Class IB....     2.00%        3,579      4.504797           16,123
Putnam Growth
 Opportunities -- Class IB....     2.05%      110,781      4.483608          496,697
Putnam Growth
 Opportunities -- Class IB....     2.10%        4,492      4.361909           19,593
Putnam Growth
 Opportunities -- Class IB....     2.15%       18,513      3.906422           72,321
Putnam Growth
 Opportunities -- Class IB....     2.20%       28,090      4.474122          125,679
Putnam Growth
 Opportunities -- Class IB....     2.30%        3,339      3.884973           12,971
Putnam Growth
 Opportunities -- Class IB....     2.35%       18,781      3.879794           72,865
Putnam Growth
 Opportunities -- Class IB....     2.35%        1,339      4.436186            5,939
Putnam Growth
 Opportunities -- Class IB....     2.40%        4,976      4.430274           22,044
Putnam Growth
 Opportunities -- Class IB....     2.45%       11,492      4.425844           50,863
Putnam Growth
 Opportunities -- Class IB....     2.50%        6,696      4.421402           29,608
Putnam Health Sciences --
 Class IA.....................     0.95%       49,740     13.215507          657,342
Putnam Health Sciences --
 Class IA.....................     1.10%        1,210     13.092909           15,836
Putnam Health Sciences --
 Class IA.....................     1.15%          303     13.086061            3,963
Putnam Health Sciences --
 Class IA.....................     1.30%          164     12.964634            2,123
Putnam Health Sciences --
 Class IA.....................     1.40%    6,674,667     12.213515       81,521,141
Putnam Health Sciences --
 Class IA.....................     1.55%      136,505     12.092020        1,650,624
Putnam Health Sciences --
 Class IA.....................     1.60%       18,068     12.093851          218,516
Putnam Health Sciences --
 Class IA.....................     1.75%       23,011     11.973593          275,528
Putnam Health Sciences --
 Class IA.....................     1.90%        1,824     11.912335           21,728
Putnam Health Sciences --
 Class IB.....................     0.95%        3,569     12.208421           43,571
Putnam Health Sciences --
 Class IB.....................     1.25%        1,716     12.079306           20,728
Putnam Health Sciences --
 Class IB.....................     1.25%       23,907     12.079306          288,777
Putnam Health Sciences --
 Class IB.....................     1.30%        3,036     12.063172           36,621
Putnam Health Sciences --
 Class IB.....................     1.35%        7,314     12.047078           88,113
Putnam Health Sciences --
 Class IB.....................     1.40%       27,835     12.022019          334,636
Putnam Health Sciences --
 Class IB.....................     1.50%      187,803     11.892445        2,233,440
Putnam Health Sciences --
 Class IB.....................     1.55%        2,072     11.960519           24,787
Putnam Health Sciences --
 Class IB.....................     1.60%          243     11.940074            2,900
Putnam Health Sciences --
 Class IB.....................     1.65%        2,340     11.781462           27,570
Putnam Health Sciences --
 Class IB.....................     1.65%       73,935      9.495601          702,057
Putnam Health Sciences --
 Class IB.....................     1.70%        7,714      8.660385           66,808
Putnam Health Sciences --
 Class IB.....................     1.70%       28,966      9.482919          274,681
Putnam Health Sciences --
 Class IB.....................     1.75%       22,236     11.879007          264,144
Putnam Health Sciences --
 Class IB.....................     1.80%        8,366      9.413040           78,746
Putnam Health Sciences --
 Class IB.....................     1.85%          180      8.592979            1,551
Putnam Health Sciences --
 Class IB.....................     1.85%       15,507      9.402606          145,803
Putnam Health Sciences --
 Class IB.....................     1.90%        9,656     11.818235          114,117
Putnam Health Sciences --
 Class IB.....................     2.00%       32,281      9.320867          300,887
Putnam Health Sciences --
 Class IB.....................     2.00%        2,300      8.549021           19,666

_____________________________________ SA-15 ____________________________________

 SEPARATE ACCOUNT TEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2005

                                             UNITS
                                  FEES      OWNED BY        UNIT         CONTRACT
                                (NOTE 3)  PARTICIPANTS  FAIR VALUE #    LIABILITY
                                --------  ------------  ------------  --------------
Putnam Health Sciences --
 Class IB.....................     2.05%       36,015      8.508814          306,449
Putnam Health Sciences --
 Class IB.....................     2.10%        5,712     11.737691           67,047
Putnam Health Sciences --
 Class IB.....................     2.15%        3,562      9.273147           33,032
Putnam Health Sciences --
 Class IB.....................     2.20%          384      8.490758            3,257
Putnam Health Sciences --
 Class IB.....................     2.30%        3,192      9.222286           29,442
Putnam Health Sciences --
 Class IB.....................     2.35%       17,166      9.209965          158,100
Putnam Health Sciences --
 Class IB.....................     2.35%        1,725      8.418814           14,522
Putnam High Yield --
 Class IA.....................     0.95%       45,167     13.475624          608,658
Putnam High Yield --
 Class IA.....................     1.10%        3,059     13.350634           40,842
Putnam High Yield --
 Class IA.....................     1.15%        1,703     13.343704           22,718
Putnam High Yield --
 Class IA.....................     1.40%    6,191,446     31.418293      194,524,662
Putnam High Yield --
 Class IA.....................     1.55%       96,786     31.105997        3,010,633
Putnam High Yield --
 Class IA.....................     1.60%        3,637     31.110654          113,141
Putnam High Yield --
 Class IA.....................     1.75%       11,653     30.801452          358,919
Putnam High Yield --
 Class IA.....................     1.90%        1,838     30.643934           56,324
Putnam High Yield --
 Class IA.....................     1.95%        1,257     30.591624           38,464
Putnam High Yield --
 Class IB.....................     0.95%       13,697     31.341309          429,270
Putnam High Yield --
 Class IB.....................     1.15%          303     31.127846            9,437
Putnam High Yield --
 Class IB.....................     1.25%        3,756     31.010049          116,489
Putnam High Yield --
 Class IB.....................     1.25%       15,980     31.010049          495,547
Putnam High Yield --
 Class IB.....................     1.30%       17,901     30.968672          554,372
Putnam High Yield --
 Class IB.....................     1.35%       33,705     30.927343        1,042,391
Putnam High Yield --
 Class IB.....................     1.40%       23,573     30.862998          727,536
Putnam High Yield --
 Class IB.....................     1.45%        3,155     30.810313           97,219
Putnam High Yield --
 Class IB.....................     1.50%      391,268     11.504784        4,501,458
Putnam High Yield --
 Class IB.....................     1.50%        2,013     30.757713           61,916
Putnam High Yield --
 Class IB.....................     1.55%        3,135     30.705176           96,245
Putnam High Yield --
 Class IB.....................     1.60%        1,860     30.652774           57,024
Putnam High Yield --
 Class IB.....................     1.65%       18,169     11.397416          207,082
Putnam High Yield --
 Class IB.....................     1.65%       77,773     12.190496          948,089
Putnam High Yield --
 Class IB.....................     1.70%       90,991     12.974556        1,180,571
Putnam High Yield --
 Class IB.....................     1.70%      136,856     12.174237        1,666,118
Putnam High Yield --
 Class IB.....................     1.75%       81,867     30.496026        2,496,623
Putnam High Yield --
 Class IB.....................     1.80%       34,810     12.084568          420,659
Putnam High Yield --
 Class IB.....................     1.85%        8,590     12.873620          110,579
Putnam High Yield --
 Class IB.....................     1.85%       58,860     12.071144          710,512
Putnam High Yield --
 Class IB.....................     1.90%       67,530     12.847484          867,589
Putnam High Yield --
 Class IB.....................     1.90%        6,178     30.340071          187,447
Putnam High Yield --
 Class IB.....................     1.95%        2,594     30.288290           78,563
Putnam High Yield --
 Class IB.....................     2.00%      112,252     11.966211        1,343,231
Putnam High Yield --
 Class IB.....................     2.00%       11,514     12.807795          147,464
Putnam High Yield --
 Class IB.....................     2.05%      133,412     12.747567        1,700,681
Putnam High Yield --
 Class IB.....................     2.10%        2,246     30.133426           67,671
Putnam High Yield --
 Class IB.....................     2.15%      129,173     11.905023        1,537,804
Putnam High Yield --
 Class IB.....................     2.20%       14,803     12.720531          188,297
Putnam High Yield --
 Class IB.....................     2.20%        1,884     11.884682           22,390
Putnam High Yield --
 Class IB.....................     2.30%        7,608     11.839736           90,079
Putnam High Yield --
 Class IB.....................     2.35%        1,028     11.823942           12,160
Putnam High Yield --
 Class IB.....................     2.45%        2,449     12.583377           30,817

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-16 ____________________________________

                                             UNITS
                                  FEES      OWNED BY        UNIT         CONTRACT
                                (NOTE 3)  PARTICIPANTS  FAIR VALUE #    LIABILITY
                                --------  ------------  ------------  --------------
Putnam Income -- Class IA.....     0.95%       30,710     13.430082          412,439
Putnam Income -- Class IA.....     1.10%        9,462     13.305485          125,895
Putnam Income -- Class IA.....     1.15%        7,776     13.298586          103,410
Putnam Income -- Class IA.....     1.40%    7,582,139     26.713449      202,545,085
Putnam Income -- Class IA.....     1.55%      101,971     26.447877        2,696,919
Putnam Income -- Class IA.....     1.60%       13,476     26.451911          356,470
Putnam Income -- Class IA.....     1.75%       26,885     26.188910          704,096
Putnam Income -- Class IA.....     1.90%        4,049     26.054936          105,504
Putnam Income -- Class IA.....     1.95%          910     26.010446           23,674
Putnam Income -- Class IA.....     2.05%        1,066     10.320018           11,002
Putnam Income -- Class IA.....     2.10%        2,621     25.877387           67,831
Putnam Income -- Class IB.....     0.95%       32,787     26.693031          875,178
Putnam Income -- Class IB.....     1.10%          706     26.556501           18,742
Putnam Income -- Class IB.....     1.15%        1,044     26.511141           27,668
Putnam Income -- Class IB.....     1.25%        3,547     26.410793           93,677
Putnam Income -- Class IB.....     1.25%       15,706     26.410793          414,817
Putnam Income -- Class IB.....     1.30%       52,779     26.375543        1,392,063
Putnam Income -- Class IB.....     1.35%       57,507     26.340336        1,514,742
Putnam Income -- Class IB.....     1.40%       40,085     26.285513        1,053,643
Putnam Income -- Class IB.....     1.45%       11,186     26.240618          293,534
Putnam Income -- Class IB.....     1.50%      187,489     12.633690        2,368,683
Putnam Income -- Class IB.....     1.50%        3,599     26.195799           94,283
Putnam Income -- Class IB.....     1.55%        4,575     26.151057          119,653
Putnam Income -- Class IB.....     1.60%        3,359     26.106379           87,693
Putnam Income -- Class IB.....     1.65%        6,152     12.515845           77,002
Putnam Income -- Class IB.....     1.65%      199,087     12.582991        2,505,104
Putnam Income -- Class IB.....     1.70%      186,789     12.175527        2,274,250
Putnam Income -- Class IB.....     1.70%      255,277     12.566166        3,207,852
Putnam Income -- Class IB.....     1.75%      151,409     25.972845        3,932,522
Putnam Income -- Class IB.....     1.80%       18,364     12.473593          229,068
Putnam Income -- Class IB.....     1.85%       13,929     12.080781          168,271
Putnam Income -- Class IB.....     1.85%      245,687     12.459758        3,061,195
Putnam Income -- Class IB.....     1.90%        3,708     12.056277           44,710
Putnam Income -- Class IB.....     1.90%       35,403     25.839963          914,814
Putnam Income -- Class IB.....     1.95%        4,958     25.795856          127,904
Putnam Income -- Class IB.....     2.00%      107,318     12.351455        1,325,535
Putnam Income -- Class IB.....     2.00%        6,400     12.018979           76,921
Putnam Income -- Class IB.....     2.05%      311,054     11.962488        3,720,978
Putnam Income -- Class IB.....     2.10%       10,066     25.663884          258,340
Putnam Income -- Class IB.....     2.15%      163,951     12.288277        2,014,680
Putnam Income -- Class IB.....     2.15%        2,147     12.288277           26,380
Putnam Income -- Class IB.....     2.20%      118,148     11.937107        1,410,344
Putnam Income -- Class IB.....     2.20%        1,260     12.267293           15,451
Putnam Income -- Class IB.....     2.25%        2,292     11.880956           27,234
Putnam Income -- Class IB.....     2.30%        8,724     12.220839          106,614
Putnam Income -- Class IB.....     2.35%        1,569     12.204535           19,147
Putnam Income -- Class IB.....     2.35%        4,812     11.835972           56,957
Putnam Income -- Class IB.....     2.45%       64,694     11.808337          763,930
Putnam Income -- Class IB.....     2.50%       13,097     11.796535          154,499

_____________________________________ SA-17 ____________________________________

 SEPARATE ACCOUNT TEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2005

                                             UNITS
                                  FEES      OWNED BY        UNIT         CONTRACT
                                (NOTE 3)  PARTICIPANTS  FAIR VALUE #    LIABILITY
                                --------  ------------  ------------  --------------
Putnam International
 Equity -- Class IA...........     0.95%       74,974     12.521365          938,777
Putnam International
 Equity -- Class IA...........     1.10%       10,626     12.405144          131,811
Putnam International
 Equity -- Class IA...........     1.15%          438     12.398686            5,434
Putnam International
 Equity -- Class IA...........     1.40%    8,988,376     19.531046      175,552,380
Putnam International
 Equity -- Class IA...........     1.55%      131,767     19.336811        2,547,961
Putnam International
 Equity -- Class IA...........     1.60%       19,946     19.339691          385,740
Putnam International
 Equity -- Class IA...........     1.75%       14,518     19.147349          277,986
Putnam International
 Equity -- Class IA...........     1.90%        4,011     19.049424           76,405
Putnam International
 Equity -- Class IA...........     2.05%        1,400     12.650928           17,717
Putnam International
 Equity -- Class IB...........     0.95%       39,006     19.525525          761,611
Putnam International
 Equity -- Class IB...........     1.10%        1,127     19.425684           21,893
Putnam International
 Equity -- Class IB...........     1.15%           20     19.392501              397
Putnam International
 Equity -- Class IB...........     1.25%       13,659     19.319094          263,873
Putnam International
 Equity -- Class IB...........     1.25%       24,454     19.319094          472,436
Putnam International
 Equity -- Class IB...........     1.30%       28,239     19.293315          544,825
Putnam International
 Equity -- Class IB...........     1.35%       36,258     19.267574          698,609
Putnam International
 Equity -- Class IB...........     1.40%       39,473     19.227460          758,962
Putnam International
 Equity -- Class IB...........     1.45%       25,934     19.194635          497,791
Putnam International
 Equity -- Class IB...........     1.50%      215,107     13.572355        2,919,509
Putnam International
 Equity -- Class IB...........     1.50%        5,529     19.161874          105,952
Putnam International
 Equity -- Class IB...........     1.55%        1,505     19.129127           28,794
Putnam International
 Equity -- Class IB...........     1.60%        2,141     19.096475           40,881
Putnam International
 Equity -- Class IB...........     1.65%        7,397     13.445712           99,459
Putnam International
 Equity -- Class IB...........     1.65%      187,359      8.305426        1,556,094
Putnam International
 Equity -- Class IB...........     1.70%       82,937     10.375895          860,543
Putnam International
 Equity -- Class IB...........     1.70%      239,478      8.294355        1,986,319
Putnam International
 Equity -- Class IB...........     1.75%      105,427     18.998801        2,002,990
Putnam International
 Equity -- Class IB...........     1.80%       31,349      8.233231          258,105
Putnam International
 Equity -- Class IB...........     1.85%        8,016     10.295129           82,527
Putnam International
 Equity -- Class IB...........     1.85%      139,871      8.224082        1,150,310
Putnam International
 Equity -- Class IB...........     1.90%        2,533     10.274238           26,022
Putnam International
 Equity -- Class IB...........     1.90%       20,421     18.901628          385,989
Putnam International
 Equity -- Class IB...........     1.95%        1,178     18.869331           22,227
Putnam International
 Equity -- Class IB...........     2.00%       91,099      8.152547          742,690
Putnam International
 Equity -- Class IB...........     2.00%        5,062     10.242456           51,852
Putnam International
 Equity -- Class IB...........     2.05%      310,925     10.194251        3,169,644
Putnam International
 Equity -- Class IB...........     2.10%          890     18.772829           16,709
Putnam International
 Equity -- Class IB...........     2.15%       91,191      8.110862          739,640
Putnam International
 Equity -- Class IB...........     2.20%       58,734     10.172658          597,482
Putnam International
 Equity -- Class IB...........     2.20%        1,628      8.097003           13,183
Putnam International
 Equity -- Class IB...........     2.25%          814     10.124784            8,240
Putnam International
 Equity -- Class IB...........     2.30%        6,100      8.066355           49,207
Putnam International
 Equity -- Class IB...........     2.35%        3,995     10.086451           40,297
Putnam International
 Equity -- Class IB...........     2.45%       13,962     10.062922          140,498
Putnam International
 Equity -- Class IB...........     2.50%        8,248     10.052848           82,920
Putnam International Growth
 and Income -- Class IA.......     0.95%       92,045     13.467585        1,239,626
Putnam International Growth
 and Income -- Class IA.......     1.10%        5,700     13.342668           76,059
Putnam International Growth
 and Income -- Class IA.......     1.15%        1,210     13.335683           16,140
Putnam International Growth
 and Income -- Class IA.......     1.30%          433     13.211930            5,715

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-18 ____________________________________

                                             UNITS
                                  FEES      OWNED BY        UNIT         CONTRACT
                                (NOTE 3)  PARTICIPANTS  FAIR VALUE #    LIABILITY
                                --------  ------------  ------------  --------------
Putnam International Growth
 and Income -- Class IA.......     1.40%    7,801,326     19.445766      151,702,757
Putnam International Growth
 and Income -- Class IA.......     1.55%       97,680     19.252391        1,880,564
Putnam International Growth
 and Income -- Class IA.......     1.60%       11,448     19.255317          220,429
Putnam International Growth
 and Income -- Class IA.......     1.75%       17,000     19.063821          324,082
Putnam International Growth
 and Income -- Class IA.......     1.90%        4,139     18.966345           78,511
Putnam International Growth
 and Income -- Class IA.......     2.05%        4,620     13.383252           61,831
Putnam International Growth
 and Income -- Class IA.......     2.10%          765     18.837123           14,416
Putnam International Growth
 and Income -- Class IB.......     0.95%       18,819     19.444326          365,927
Putnam International Growth
 and Income -- Class IB.......     1.10%        2,090     19.344922           40,437
Putnam International Growth
 and Income -- Class IB.......     1.25%        9,234     19.238773          177,650
Putnam International Growth
 and Income -- Class IB.......     1.25%       14,114     19.238773          271,536
Putnam International Growth
 and Income -- Class IB.......     1.30%        7,509     19.213136          144,270
Putnam International Growth
 and Income -- Class IB.......     1.35%       54,494     19.187497        1,045,610
Putnam International Growth
 and Income -- Class IB.......     1.40%       10,438     19.147573          199,857
Putnam International Growth
 and Income -- Class IB.......     1.45%        9,058     19.114894          173,142
Putnam International Growth
 and Income -- Class IB.......     1.50%       68,386     14.038209          960,016
Putnam International Growth
 and Income -- Class IB.......     1.55%        1,176     19.049670           22,403
Putnam International Growth
 and Income -- Class IB.......     1.60%        6,455     19.017122          122,761
Putnam International Growth
 and Income -- Class IB.......     1.65%          448     13.907201            6,231
Putnam International Growth
 and Income -- Class IB.......     1.65%      106,429     12.426521        1,322,538
Putnam International Growth
 and Income -- Class IB.......     1.70%       31,463     12.927512          406,738
Putnam International Growth
 and Income -- Class IB.......     1.70%       58,177     12.409945          721,978
Putnam International Growth
 and Income -- Class IB.......     1.75%       54,660     18.919903        1,034,171
Putnam International Growth
 and Income -- Class IB.......     1.80%        6,137     12.318483           75,599
Putnam International Growth
 and Income -- Class IB.......     1.85%        3,932     12.826893           50,433
Putnam International Growth
 and Income -- Class IB.......     1.85%      207,872     12.304803        2,557,827
Putnam International Growth
 and Income -- Class IB.......     1.90%        5,813     12.800828           74,412
Putnam International Growth
 and Income -- Class IB.......     1.90%        9,648     18.823143          181,599
Putnam International Growth
 and Income -- Class IB.......     1.95%        4,483     18.790999           84,234
Putnam International Growth
 and Income -- Class IB.......     2.00%       27,135     12.197808          330,986
Putnam International Growth
 and Income -- Class IB.......     2.00%        2,195     12.761281           28,016
Putnam International Growth
 and Income -- Class IB.......     2.05%       92,943     12.701224        1,180,489
Putnam International Growth
 and Income -- Class IB.......     2.10%          756     18.694917           14,139
Putnam International Growth
 and Income -- Class IB.......     2.15%       96,133     12.135440        1,166,619
Putnam International Growth
 and Income -- Class IB.......     2.20%       48,042     12.674351          608,903
Putnam International Growth
 and Income -- Class IB.......     2.30%        2,085     12.068850           25,158
Putnam International Growth
 and Income -- Class IB.......     2.35%          344     12.052785            4,141
Putnam International Growth
 and Income -- Class IB.......     2.45%       21,567     12.537659          270,398
Putnam International Growth
 and Income -- Class IB.......     2.50%       12,202     12.525106          152,830
Putnam International New
 Opportunities -- Class IA....     0.95%       14,027      9.797428          137,433
Putnam International New
 Opportunities -- Class IA....     1.40%    3,692,121     14.137559       52,197,575
Putnam International New
 Opportunities -- Class IA....     1.55%       48,366     13.996985          676,984
Putnam International New
 Opportunities -- Class IA....     1.60%        1,773     13.999076           24,820
Putnam International New
 Opportunities -- Class IA....     1.75%        9,893     13.859876          137,121
Putnam International New
 Opportunities -- Class IA....     1.90%          160     13.789002            2,202
Putnam International New
 Opportunities -- Class IA....     2.25%          233     13.653990            3,175
Putnam International New
 Opportunities -- Class IB....     0.95%        1,697     14.115601           23,950
Putnam International New
 Opportunities -- Class IB....     1.15%          497     14.019443            6,967
Putnam International New
 Opportunities -- Class IB....     1.25%        1,294     13.966366           18,070

_____________________________________ SA-19 ____________________________________

 SEPARATE ACCOUNT TEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2005

                                             UNITS
                                  FEES      OWNED BY        UNIT         CONTRACT
                                (NOTE 3)  PARTICIPANTS  FAIR VALUE #    LIABILITY
                                --------  ------------  ------------  --------------
Putnam International New
 Opportunities -- Class IB....     1.25%        1,316     13.966366           18,384
Putnam International New
 Opportunities -- Class IB....     1.30%        2,610     13.947731           36,399
Putnam International New
 Opportunities -- Class IB....     1.35%        8,929     13.929115          124,368
Putnam International New
 Opportunities -- Class IB....     1.40%        9,622     13.900143          133,741
Putnam International New
 Opportunities -- Class IB....     1.45%        3,072     13.876419           42,630
Putnam International New
 Opportunities -- Class IB....     1.50%       47,540     11.749600          558,572
Putnam International New
 Opportunities -- Class IB....     1.55%           79     13.829088            1,095
Putnam International New
 Opportunities -- Class IB....     1.60%        2,616     13.805453           36,115
Putnam International New
 Opportunities -- Class IB....     1.65%      148,640      5.435490          807,933
Putnam International New
 Opportunities -- Class IB....     1.70%        6,495      9.025968           58,622
Putnam International New
 Opportunities -- Class IB....     1.70%       20,082      5.428247          109,007
Putnam International New
 Opportunities -- Class IB....     1.75%        7,464     13.734848          102,519
Putnam International New
 Opportunities -- Class IB....     1.80%        5,148      5.388202           27,738
Putnam International New
 Opportunities -- Class IB....     1.85%          902      8.955685            8,080
Putnam International New
 Opportunities -- Class IB....     1.85%       35,904      5.382260          193,246
Putnam International New
 Opportunities -- Class IB....     1.90%        3,227     13.664611           44,089
Putnam International New
 Opportunities -- Class IB....     1.95%          953     13.641260           12,994
Putnam International New
 Opportunities -- Class IB....     2.00%       28,497      5.335435          152,042
Putnam International New
 Opportunities -- Class IB....     2.00%        1,540      8.909900           13,720
Putnam International New
 Opportunities -- Class IB....     2.05%       24,529      8.867956          217,523
Putnam International New
 Opportunities -- Class IB....     2.10%          522     13.571520            7,082
Putnam International New
 Opportunities -- Class IB....     2.15%       11,479      5.308148           60,933
Putnam International New
 Opportunities -- Class IB....     2.20%        4,027      8.849175           35,636
Putnam International New
 Opportunities -- Class IB....     2.30%        6,685      5.279030           35,293
Putnam International New
 Opportunities -- Class IB....     2.35%        8,404      5.271984           44,308
Putnam International New
 Opportunities -- Class IB....     2.45%        2,069      8.753731           18,109
Putnam Investors --
 Class IA.....................     0.95%      152,157      8.634611        1,313,815
Putnam Investors --
 Class IA.....................     1.10%       96,947      0.855442           82,932
Putnam Investors --
 Class IA.....................     1.15%        2,389      8.550011           20,424
Putnam Investors --
 Class IA.....................     1.40%   13,742,051      9.925336      136,394,475
Putnam Investors --
 Class IA.....................     1.55%      359,117      9.826601        3,528,900
Putnam Investors --
 Class IA.....................     1.60%       40,618      9.828075          399,193
Putnam Investors --
 Class IA.....................     1.75%       29,325      9.730327          285,344
Putnam Investors --
 Class IA.....................     1.90%        8,974      9.680567           86,870
Putnam Investors --
 Class IA.....................     2.05%        3,253     11.845601           38,539
Putnam Investors --
 Class IB.....................     0.95%       51,774      9.917653          513,477
Putnam Investors --
 Class IB.....................     1.25%       13,158      9.812821          129,120
Putnam Investors --
 Class IB.....................     1.25%       70,678      9.812821          693,554
Putnam Investors --
 Class IB.....................     1.30%       63,849      9.799743          625,703
Putnam Investors --
 Class IB.....................     1.35%       60,460      9.786658          591,701
Putnam Investors --
 Class IB.....................     1.40%       47,374      9.766294          462,670
Putnam Investors --
 Class IB.....................     1.45%       19,176      9.749614          186,961
Putnam Investors --
 Class IB.....................     1.50%      465,033      9.208624        4,282,317
Putnam Investors --
 Class IB.....................     1.50%        2,885      9.732973           28,078
Putnam Investors --
 Class IB.....................     1.55%       10,949      9.716333          106,385
Putnam Investors --
 Class IB.....................     1.60%        5,733      9.699758           55,611
Putnam Investors --
 Class IB.....................     1.65%       17,338      9.122682          158,166
Putnam Investors --
 Class IB.....................     1.65%      236,084      6.769446        1,598,157
Putnam Investors --
 Class IB.....................     1.70%      120,489      7.306200          880,319

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-20 ____________________________________

                                             UNITS
                                  FEES      OWNED BY        UNIT         CONTRACT
                                (NOTE 3)  PARTICIPANTS  FAIR VALUE #    LIABILITY
                                --------  ------------  ------------  --------------
Putnam Investors --
 Class IB.....................     1.70%      223,271      6.760405        1,509,403
Putnam Investors --
 Class IB.....................     1.75%      138,028      9.650140        1,331,993
Putnam Investors --
 Class IB.....................     1.80%       60,806      6.710574          408,041
Putnam Investors --
 Class IB.....................     1.85%       19,055      7.249272          138,132
Putnam Investors --
 Class IB.....................     1.85%      152,570      6.703160        1,022,701
Putnam Investors --
 Class IB.....................     1.90%       14,703      7.234591          106,369
Putnam Investors --
 Class IB.....................     1.90%       39,044      9.600817          374,852
Putnam Investors --
 Class IB.....................     1.95%        1,676      9.584407           16,065
Putnam Investors --
 Class IB.....................     2.00%      110,101      6.644844          731,607
Putnam Investors --
 Class IB.....................     2.00%       15,137      7.212206          109,171
Putnam Investors --
 Class IB.....................     2.05%      359,764      7.178248        2,582,476
Putnam Investors --
 Class IB.....................     2.10%        2,226      9.535398           21,225
Putnam Investors --
 Class IB.....................     2.15%       86,019      6.610860          568,662
Putnam Investors --
 Class IB.....................     2.15%        2,988      6.610860           19,754
Putnam Investors --
 Class IB.....................     2.20%       51,124      7.163077          366,204
Putnam Investors --
 Class IB.....................     2.20%        3,488      6.599583           23,020
Putnam Investors --
 Class IB.....................     2.25%        6,801      7.129348           48,485
Putnam Investors --
 Class IB.....................     2.30%          435      6.574598            2,859
Putnam Investors --
 Class IB.....................     2.35%       25,967      6.565824          170,496
Putnam Investors --
 Class IB.....................     2.35%        5,284      7.102373           37,528
Putnam Investors --
 Class IB.....................     2.45%       27,880      7.085782          197,549
Putnam Investors --
 Class IB.....................     2.50%        8,933      7.078697           63,231
Putnam Mid Cap Value --
 Class IA.....................     0.95%        4,011     16.442408           65,947
Putnam Mid Cap Value --
 Class IA.....................     1.40%    2,015,428     16.246299       32,743,243
Putnam Mid Cap Value --
 Class IA.....................     1.55%       29,932     16.181445          484,349
Putnam Mid Cap Value --
 Class IA.....................     1.60%        3,004     16.159878           48,538
Putnam Mid Cap Value --
 Class IA.....................     1.75%        4,234     16.095371           68,155
Putnam Mid Cap Value --
 Class IA.....................     1.90%          869     16.031134           13,929
Putnam Mid Cap Value --
 Class IA.....................     1.95%        2,224     16.009764           35,614
Putnam Mid Cap Value --
 Class IB.....................     0.95%        9,237     16.337546          150,916
Putnam Mid Cap Value --
 Class IB.....................     1.25%        8,012     16.207375          129,857
Putnam Mid Cap Value --
 Class IB.....................     1.30%        5,312     16.185806           85,978
Putnam Mid Cap Value --
 Class IB.....................     1.35%       11,963     16.164241          193,378
Putnam Mid Cap Value --
 Class IB.....................     1.40%        4,723     16.142694           76,237
Putnam Mid Cap Value --
 Class IB.....................     1.45%        7,367     16.121188          118,773
Putnam Mid Cap Value --
 Class IB.....................     1.50%       50,106     16.099713          806,694
Putnam Mid Cap Value --
 Class IB.....................     1.55%          492     16.078263            7,905
Putnam Mid Cap Value --
 Class IB.....................     1.60%          183     16.056851            2,938
Putnam Mid Cap Value --
 Class IB.....................     1.65%       25,598     16.035465          410,476
Putnam Mid Cap Value --
 Class IB.....................     1.70%       25,553     16.014105          409,209
Putnam Mid Cap Value --
 Class IB.....................     1.75%       18,558     15.992744          296,794
Putnam Mid Cap Value --
 Class IB.....................     1.80%          184     15.971444            2,944
Putnam Mid Cap Value --
 Class IB.....................     1.85%       61,386     15.950169          979,120
Putnam Mid Cap Value --
 Class IB.....................     1.90%        1,128     15.928927           17,971
Putnam Mid Cap Value --
 Class IB.....................     1.95%        1,375     15.907718           21,866
Putnam Mid Cap Value --
 Class IB.....................     2.00%       16,002     15.886511          254,221
Putnam Mid Cap Value --
 Class IB.....................     2.05%       28,031     15.865354          444,715
Putnam Mid Cap Value --
 Class IB.....................     2.10%           52     15.844207              819
Putnam Mid Cap Value --
 Class IB.....................     2.15%       30,427     15.823084          481,446

_____________________________________ SA-21 ____________________________________

 SEPARATE ACCOUNT TEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2005

                                             UNITS
                                  FEES      OWNED BY        UNIT         CONTRACT
                                (NOTE 3)  PARTICIPANTS  FAIR VALUE #    LIABILITY
                                --------  ------------  ------------  --------------
Putnam Mid Cap Value --
 Class IB.....................     2.20%        7,538     15.802008          119,110
Putnam Mid Cap Value --
 Class IB.....................     2.30%        4,600     15.759943           72,501
Putnam Mid Cap Value --
 Class IB.....................     2.35%          254     15.738943            4,003
Putnam Mid Cap Value --
 Class IB.....................     2.45%          179     15.702247            2,816
Putnam Money Market --
 Class IA.....................     0.95%      118,736      1.114757          132,361
Putnam Money Market --
 Class IA.....................     1.10%          367     11.044868            4,050
Putnam Money Market --
 Class IA.....................     1.40%   54,111,768      1.710359       92,550,545
Putnam Money Market --
 Class IA.....................     1.55%      547,412      1.693337          926,953
Putnam Money Market --
 Class IA.....................     1.60%       11,202      1.693564           18,971
Putnam Money Market --
 Class IA.....................     1.75%      101,710      1.676731          170,540
Putnam Money Market --
 Class IA.....................     1.90%        6,887      1.668124           11,489
Putnam Money Market --
 Class IB.....................     0.95%        2,966      1.708587            5,069
Putnam Money Market --
 Class IB.....................     1.25%      167,672      1.690505          283,451
Putnam Money Market --
 Class IB.....................     1.35%      159,370      1.686017          268,701
Putnam Money Market --
 Class IB.....................     1.40%       68,788      1.682457          115,733
Putnam Money Market --
 Class IB.....................     1.50%    1,725,171      1.102010        1,901,156
Putnam Money Market --
 Class IB.....................     1.55%       23,482      1.673860           39,305
Putnam Money Market --
 Class IB.....................     1.60%       25,376      1.670989           42,403
Putnam Money Market --
 Class IB.....................     1.65%        6,610      1.091795            7,216
Putnam Money Market --
 Class IB.....................     1.65%    1,036,045      1.037738        1,075,143
Putnam Money Market --
 Class IB.....................     1.70%      352,164      1.009677          355,572
Putnam Money Market --
 Class IB.....................     1.70%      153,475      1.036367          159,057
Putnam Money Market --
 Class IB.....................     1.75%      280,936      1.662464          467,045
Putnam Money Market --
 Class IB.....................     1.80%       69,424      1.028791           71,423
Putnam Money Market --
 Class IB.....................     1.85%       22,600      1.001865           22,642
Putnam Money Market --
 Class IB.....................     1.85%      300,044      1.027608          308,327
Putnam Money Market --
 Class IB.....................     1.90%       15,826      0.999751           15,822
Putnam Money Market --
 Class IB.....................     1.90%       11,153      1.653957           18,447
Putnam Money Market --
 Class IB.....................     1.95%          208      1.651127              344
Putnam Money Market --
 Class IB.....................     2.00%       45,356      1.018706           46,204
Putnam Money Market --
 Class IB.....................     2.00%        7,950      0.996812            7,925
Putnam Money Market --
 Class IB.....................     2.05%      259,686      0.991960          257,598
Putnam Money Market --
 Class IB.....................     2.15%      124,848      1.013493          126,533
Putnam Money Market --
 Class IB.....................     2.20%      161,138      0.989902          159,511
Putnam Money Market --
 Class IB.....................     2.35%       40,807      0.981468           40,051
Putnam Money Market --
 Class IB.....................     2.40%      216,688      0.980231          212,405
Putnam Money Market --
 Class IB.....................     2.45%       21,234      0.979257           20,794
Putnam New Opportunities --
 Class IA.....................     0.95%       54,967      8.049646          442,461
Putnam New Opportunities --
 Class IA.....................     1.10%        5,091      7.974873           40,603
Putnam New Opportunities --
 Class IA.....................     1.15%        3,309      7.970760           26,374
Putnam New Opportunities --
 Class IA.....................     1.40%   18,235,786     22.236170      405,494,038
Putnam New Opportunities --
 Class IA.....................     1.55%      123,430     22.014862        2,717,291
Putnam New Opportunities --
 Class IA.....................     1.60%        5,024     22.018191          110,628
Putnam New Opportunities --
 Class IA.....................     1.75%       15,107     21.799045          329,312
Putnam New Opportunities --
 Class IA.....................     1.90%        1,830     21.687583           39,682
Putnam New Opportunities --
 Class IA.....................     2.05%          342     11.685349            3,997
Putnam New Opportunities --
 Class IA.....................     2.10%          529     21.539820           11,402
Putnam New Opportunities --
 Class IA.....................     2.25%          146     21.475216            3,145
Putnam New Opportunities --
 Class IB.....................     0.95%       16,386     22.195385          363,701

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-22 ____________________________________

                                             UNITS
                                  FEES      OWNED BY        UNIT         CONTRACT
                                (NOTE 3)  PARTICIPANTS  FAIR VALUE #    LIABILITY
                                --------  ------------  ------------  --------------
Putnam New Opportunities --
 Class IB.....................     1.15%           20     22.044178              432
Putnam New Opportunities --
 Class IB.....................     1.25%        1,278     21.960729           28,057
Putnam New Opportunities --
 Class IB.....................     1.25%       19,327     21.960729          424,432
Putnam New Opportunities --
 Class IB.....................     1.30%       15,997     21.931447          350,846
Putnam New Opportunities --
 Class IB.....................     1.35%       17,577     21.902209          384,973
Putnam New Opportunities --
 Class IB.....................     1.40%       17,137     21.856616          374,553
Putnam New Opportunities --
 Class IB.....................     1.45%        5,273     21.819293          115,048
Putnam New Opportunities --
 Class IB.....................     1.50%      321,248      9.265640        2,976,568
Putnam New Opportunities --
 Class IB.....................     1.50%          221     21.782027            4,822
Putnam New Opportunities --
 Class IB.....................     1.55%        4,785     21.744844          104,057
Putnam New Opportunities --
 Class IB.....................     1.60%          909     21.707698           19,743
Putnam New Opportunities --
 Class IB.....................     1.65%        4,930      9.179133           45,257
Putnam New Opportunities --
 Class IB.....................     1.65%      385,827      4.324370        1,668,460
Putnam New Opportunities --
 Class IB.....................     1.70%       81,413      5.566794          453,212
Putnam New Opportunities --
 Class IB.....................     1.70%      173,776      4.318575          750,463
Putnam New Opportunities --
 Class IB.....................     1.75%       37,075     21.596681          800,696
Putnam New Opportunities --
 Class IB.....................     1.80%       33,405      4.286716          143,196
Putnam New Opportunities --
 Class IB.....................     1.85%       21,695      5.523435          119,833
Putnam New Opportunities --
 Class IB.....................     1.85%      208,710      4.281974          893,690
Putnam New Opportunities --
 Class IB.....................     1.90%        2,415      5.512235           13,312
Putnam New Opportunities --
 Class IB.....................     1.90%        9,953     21.486229          213,860
Putnam New Opportunities --
 Class IB.....................     1.95%          245     21.449557            5,255
Putnam New Opportunities --
 Class IB.....................     2.00%      138,989      4.244708          589,966
Putnam New Opportunities --
 Class IB.....................     2.00%       18,876      5.495179          103,727
Putnam New Opportunities --
 Class IB.....................     2.05%      342,788      5.469298        1,874,812
Putnam New Opportunities --
 Class IB.....................     2.10%        2,492     21.339844           53,170
Putnam New Opportunities --
 Class IB.....................     2.15%       58,300      4.223012          246,201
Putnam New Opportunities --
 Class IB.....................     2.15%          864      4.223012            3,649
Putnam New Opportunities --
 Class IB.....................     2.20%      104,422      5.457743          569,910
Putnam New Opportunities --
 Class IB.....................     2.25%        7,290      5.432024           39,599
Putnam New Opportunities --
 Class IB.....................     2.30%       55,255      4.199836          232,062
Putnam New Opportunities --
 Class IB.....................     2.35%      183,127      4.194235          768,079
Putnam New Opportunities --
 Class IB.....................     2.35%        1,360      5.411459            7,359
Putnam New Opportunities --
 Class IB.....................     2.45%       19,010      5.398823          102,630
Putnam New Opportunities --
 Class IB.....................     2.50%        3,500      5.393438           18,878
Putnam New Value --
 Class IA.....................     0.95%       74,938     17.168823        1,286,594
Putnam New Value --
 Class IA.....................     1.10%        9,428     17.009616          160,365
Putnam New Value --
 Class IA.....................     1.15%        3,784     17.000671           64,330
Putnam New Value --
 Class IA.....................     1.30%        1,865     16.842999           31,411
Putnam New Value --
 Class IA.....................     1.40%   12,736,583     19.355308      246,520,487
Putnam New Value --
 Class IA.....................     1.55%      142,910     19.162917        2,738,572
Putnam New Value --
 Class IA.....................     1.60%       30,240     19.165747          579,573
Putnam New Value --
 Class IA.....................     1.75%       26,178     18.975220          496,735
Putnam New Value --
 Class IA.....................     1.90%       26,070     18.878212          492,161
Putnam New Value --
 Class IA.....................     2.05%        1,426     11.810057           16,840
Putnam New Value --
 Class IB.....................     0.95%       31,094     19.325576          600,912
Putnam New Value --
 Class IB.....................     1.15%           40     19.193907              772
Putnam New Value --
 Class IB.....................     1.25%        7,607     19.121275          145,452
Putnam New Value --
 Class IB.....................     1.25%        7,961     19.121275          152,228

_____________________________________ SA-23 ____________________________________

 SEPARATE ACCOUNT TEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2005

                                             UNITS
                                  FEES      OWNED BY        UNIT         CONTRACT
                                (NOTE 3)  PARTICIPANTS  FAIR VALUE #    LIABILITY
                                --------  ------------  ------------  --------------
Putnam New Value --
 Class IB.....................     1.30%       44,659     19.095788          852,799
Putnam New Value --
 Class IB.....................     1.35%       72,165     19.070302        1,376,210
Putnam New Value --
 Class IB.....................     1.40%       23,366     19.030624          444,679
Putnam New Value --
 Class IB.....................     1.45%       37,352     18.998122          709,613
Putnam New Value --
 Class IB.....................     1.50%      192,127     16.074788        3,088,403
Putnam New Value --
 Class IB.....................     1.50%        8,515     18.965694          161,495
Putnam New Value --
 Class IB.....................     1.55%        3,941     18.933291           74,618
Putnam New Value --
 Class IB.....................     1.60%       11,197     18.900956          211,633
Putnam New Value --
 Class IB.....................     1.65%       30,330     15.924819          482,993
Putnam New Value --
 Class IB.....................     1.65%      128,899     17.547732        2,261,884
Putnam New Value --
 Class IB.....................     1.70%       44,005     14.479571          637,175
Putnam New Value --
 Class IB.....................     1.70%       92,803     17.524331        1,626,303
Putnam New Value --
 Class IB.....................     1.75%       90,120     18.804315        1,694,643
Putnam New Value --
 Class IB.....................     1.80%        8,794     17.395263          152,978
Putnam New Value --
 Class IB.....................     1.85%       14,550     14.366942          209,039
Putnam New Value --
 Class IB.....................     1.85%      151,316     17.375859        2,629,237
Putnam New Value --
 Class IB.....................     1.90%        2,355     14.337729           33,772
Putnam New Value --
 Class IB.....................     1.90%        9,276     18.708140          173,540
Putnam New Value --
 Class IB.....................     1.95%        2,546     18.676228           47,553
Putnam New Value --
 Class IB.....................     2.00%       35,895     17.224876          618,290
Putnam New Value --
 Class IB.....................     2.00%       13,299     14.293457          190,082
Putnam New Value --
 Class IB.....................     2.05%      116,171     14.226180        1,652,675
Putnam New Value --
 Class IB.....................     2.10%        1,667     18.580695           30,979
Putnam New Value --
 Class IB.....................     2.15%      102,284     17.136808        1,752,817
Putnam New Value --
 Class IB.....................     2.15%        1,228     17.136808           21,044
Putnam New Value --
 Class IB.....................     2.20%       49,578     14.196053          703,816
Putnam New Value --
 Class IB.....................     2.20%          384     17.107524            6,562
Putnam New Value --
 Class IB.....................     2.30%        1,103     17.042759           18,797
Putnam New Value --
 Class IB.....................     2.30%          202     14.110408            2,853
Putnam New Value --
 Class IB.....................     2.35%        1,288     17.020052           21,927
Putnam New Value --
 Class IB.....................     2.35%        1,428     14.075774           20,101
Putnam New Value --
 Class IB.....................     2.40%        2,025     14.057007           28,467
Putnam New Value --
 Class IB.....................     2.45%       15,652     14.042955          219,797
Putnam New Value --
 Class IB.....................     2.50%       19,062     14.028905          267,424
Putnam OTC & Emerging
 Growth -- Class IA...........     0.95%       35,252      4.479153          157,899
Putnam OTC & Emerging
 Growth -- Class IA...........     1.10%        1,689      4.437542            7,496
Putnam OTC & Emerging
 Growth -- Class IA...........     1.40%    3,512,120      5.943608       20,874,665
Putnam OTC & Emerging
 Growth -- Class IA...........     1.55%      153,815      5.884407          905,111
Putnam OTC & Emerging
 Growth -- Class IA...........     1.60%       10,521      5.885326           61,919
Putnam OTC & Emerging
 Growth -- Class IA...........     1.75%        9,153      5.826678           53,330
Putnam OTC & Emerging
 Growth -- Class IA...........     1.90%        1,298      5.796876            7,527
Putnam OTC & Emerging
 Growth -- Class IA...........     2.05%          306     11.226105            3,437
Putnam OTC & Emerging
 Growth -- Class IB...........     0.95%        9,527      5.938693           56,577
Putnam OTC & Emerging
 Growth -- Class IB...........     1.25%       50,313      5.875908          295,633
Putnam OTC & Emerging
 Growth -- Class IB...........     1.30%       15,436      5.868085           90,578
Putnam OTC & Emerging
 Growth -- Class IB...........     1.35%        4,734      5.860253           27,743
Putnam OTC & Emerging
 Growth -- Class IB...........     1.40%       15,055      5.848058           88,040
Putnam OTC & Emerging
 Growth -- Class IB...........     1.45%        1,259      5.838068            7,347
Putnam OTC & Emerging
 Growth -- Class IB...........     1.50%      125,252      5.984874          749,615

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-24 ____________________________________

                                             UNITS
                                  FEES      OWNED BY        UNIT         CONTRACT
                                (NOTE 3)  PARTICIPANTS  FAIR VALUE #    LIABILITY
                                --------  ------------  ------------  --------------
Putnam OTC & Emerging
 Growth -- Class IB...........     1.55%          152      5.818162              887
Putnam OTC & Emerging
 Growth -- Class IB...........     1.65%        6,108      5.928943           36,215
Putnam OTC & Emerging
 Growth -- Class IB...........     1.65%      146,239      1.875588          274,284
Putnam OTC & Emerging
 Growth -- Class IB...........     1.70%       34,476      3.731060          128,630
Putnam OTC & Emerging
 Growth -- Class IB...........     1.70%       23,398      1.873100           43,827
Putnam OTC & Emerging
 Growth -- Class IB...........     1.75%       13,681      5.778536           79,057
Putnam OTC & Emerging
 Growth -- Class IB...........     1.80%       84,967      1.859240          157,974
Putnam OTC & Emerging
 Growth -- Class IB...........     1.85%        2,471      3.701958            9,147
Putnam OTC & Emerging
 Growth -- Class IB...........     1.85%       24,444      1.857148           45,396
Putnam OTC & Emerging
 Growth -- Class IB...........     1.90%        1,246      3.694478            4,604
Putnam OTC & Emerging
 Growth -- Class IB...........     1.90%          376      5.748971            2,160
Putnam OTC & Emerging
 Growth -- Class IB...........     1.95%          317      5.739153            1,819
Putnam OTC & Emerging
 Growth -- Class IB...........     2.00%       14,723      1.840989           27,105
Putnam OTC & Emerging
 Growth -- Class IB...........     2.00%        3,532      3.683050           13,008
Putnam OTC & Emerging
 Growth -- Class IB...........     2.05%       43,701      3.665670          160,193
Putnam OTC & Emerging
 Growth -- Class IB...........     2.10%        3,298      5.709797           18,828
Putnam OTC & Emerging
 Growth -- Class IB...........     2.15%       19,713      1.831576           36,106
Putnam OTC & Emerging
 Growth -- Class IB...........     2.20%        4,527      3.657949           16,561
Putnam OTC & Emerging
 Growth -- Class IB...........     2.30%       56,329      1.821549          102,606
Putnam OTC & Emerging
 Growth -- Class IB...........     2.35%       82,928      1.819090          150,853
Putnam OTC & Emerging
 Growth -- Class IB...........     2.45%       23,502      3.618459           85,040
Putnam Research --
 Class IA.....................     0.95%       45,115      9.929116          447,950
Putnam Research --
 Class IA.....................     1.10%       10,206      9.836999          100,394
Putnam Research --
 Class IA.....................     1.15%        4,551      9.831829           44,746
Putnam Research --
 Class IA.....................     1.30%        4,103      9.740605           39,961
Putnam Research --
 Class IA.....................     1.40%    3,681,767     12.835022       47,255,555
Putnam Research --
 Class IA.....................     1.55%       95,773     12.707334        1,217,024
Putnam Research --
 Class IA.....................     1.60%       16,728     12.709235          212,594
Putnam Research --
 Class IA.....................     1.75%       19,444     12.582792          244,664
Putnam Research --
 Class IA.....................     1.90%        3,029     12.518475           37,922
Putnam Research --
 Class IA.....................     2.05%          470     10.899744            5,123
Putnam Research --
 Class IB.....................     0.95%        6,276     12.836739           80,563
Putnam Research --
 Class IB.....................     1.25%          913     12.701000           11,592
Putnam Research --
 Class IB.....................     1.25%       11,431     12.701000          145,191
Putnam Research --
 Class IB.....................     1.30%       11,747     12.684062          149,003
Putnam Research --
 Class IB.....................     1.35%       38,057     12.667136          482,074
Putnam Research --
 Class IB.....................     1.40%       15,452     12.640770          195,326
Putnam Research --
 Class IB.....................     1.45%       18,939     12.619175          239,000
Putnam Research --
 Class IB.....................     1.50%       94,691     12.549535        1,188,332
Putnam Research --
 Class IB.....................     1.55%        3,388     12.576140           42,610
Putnam Research --
 Class IB.....................     1.60%        2,683     12.554674           33,681
Putnam Research --
 Class IB.....................     1.65%       10,441     12.432400          129,802
Putnam Research --
 Class IB.....................     1.65%      139,000      8.130508        1,130,143
Putnam Research --
 Class IB.....................     1.70%      120,048      8.197956          984,150
Putnam Research --
 Class IB.....................     1.70%       72,983      8.119669          592,601
Putnam Research --
 Class IB.....................     1.75%       50,209     12.490453          627,135
Putnam Research --
 Class IB.....................     1.80%        7,040      8.059826           56,738
Putnam Research --
 Class IB.....................     1.85%       42,382      8.134125          344,737
Putnam Research --
 Class IB.....................     1.85%      113,473      8.050831          913,549

_____________________________________ SA-25 ____________________________________

 SEPARATE ACCOUNT TEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2005

                                             UNITS
                                  FEES      OWNED BY        UNIT         CONTRACT
                                (NOTE 3)  PARTICIPANTS  FAIR VALUE #    LIABILITY
                                --------  ------------  ------------  --------------
Putnam Research --
 Class IB.....................     1.90%        5,205     12.426554           64,686
Putnam Research --
 Class IB.....................     1.95%        1,378     12.405352           17,099
Putnam Research --
 Class IB.....................     2.00%       17,887      7.980833          142,750
Putnam Research --
 Class IB.....................     2.00%        1,582      8.092525           12,802
Putnam Research --
 Class IB.....................     2.05%       47,184      8.054426          380,040
Putnam Research --
 Class IB.....................     2.10%          164     12.341902            2,028
Putnam Research --
 Class IB.....................     2.15%       56,167      7.940014          445,966
Putnam Research --
 Class IB.....................     2.15%        1,134      7.940014            9,003
Putnam Research --
 Class IB.....................     2.20%       49,595      8.037402          398,617
Putnam Research --
 Class IB.....................     2.25%          987      7.999561            7,892
Putnam Research --
 Class IB.....................     2.30%        6,338      7.896453           50,046
Putnam Research --
 Class IB.....................     2.35%          269      7.885912            2,120
Putnam Research --
 Class IB.....................     2.45%       16,910      7.950676          134,444
Putnam Research --
 Class IB.....................     2.50%        8,462      7.942712           67,210
Putnam Small Cap Value --
 Class IA.....................     0.95%       16,017     25.269218          404,738
Putnam Small Cap Value --
 Class IA.....................     1.10%          798     25.034852           19,986
Putnam Small Cap Value --
 Class IA.....................     1.15%        1,580     25.021815           39,530
Putnam Small Cap Value --
 Class IA.....................     1.40%    6,397,120     23.221963      148,553,679
Putnam Small Cap Value --
 Class IA.....................     1.55%      106,605     22.991108        2,450,957
Putnam Small Cap Value --
 Class IA.....................     1.60%       36,741     22.994578          844,849
Putnam Small Cap Value --
 Class IA.....................     1.75%       21,089     22.765996          480,114
Putnam Small Cap Value --
 Class IA.....................     1.90%       23,267     22.649613          526,980
Putnam Small Cap Value --
 Class IA.....................     2.05%          835     12.813866           10,698
Putnam Small Cap Value --
 Class IB.....................     0.95%        4,580     23.206350          106,290
Putnam Small Cap Value --
 Class IB.....................     1.25%        1,959     22.961103           44,974
Putnam Small Cap Value --
 Class IB.....................     1.25%       15,635     22.961103          358,988
Putnam Small Cap Value --
 Class IB.....................     1.30%       10,361     22.930496          237,594
Putnam Small Cap Value --
 Class IB.....................     1.35%       31,258     22.899917          715,808
Putnam Small Cap Value --
 Class IB.....................     1.40%       32,804     22.852263          749,648
Putnam Small Cap Value --
 Class IB.....................     1.45%       11,168     22.813258          254,782
Putnam Small Cap Value --
 Class IB.....................     1.50%      119,961     22.718953        2,725,399
Putnam Small Cap Value --
 Class IB.....................     1.55%        2,323     22.735451           52,816
Putnam Small Cap Value --
 Class IB.....................     1.60%          146     22.696612            3,319
Putnam Small Cap Value --
 Class IB.....................     1.65%       15,453     22.506998          347,801
Putnam Small Cap Value --
 Class IB.....................     1.65%       52,665     21.279394        1,120,679
Putnam Small Cap Value --
 Class IB.....................     1.70%       25,298     20.353362          514,906
Putnam Small Cap Value --
 Class IB.....................     1.70%       48,427     21.251025        1,029,127
Putnam Small Cap Value --
 Class IB.....................     1.75%       57,849     22.580613        1,306,265
Putnam Small Cap Value --
 Class IB.....................     1.80%       10,371     21.094488          218,780
Putnam Small Cap Value --
 Class IB.....................     1.85%        6,688     20.195026          135,074
Putnam Small Cap Value --
 Class IB.....................     1.85%       59,101     21.071068        1,245,326
Putnam Small Cap Value --
 Class IB.....................     1.90%          301     20.154043            6,075
Putnam Small Cap Value --
 Class IB.....................     1.90%       20,415     22.465138          458,615
Putnam Small Cap Value --
 Class IB.....................     1.95%          900     21.256756           19,135
Putnam Small Cap Value --
 Class IB.....................     1.95%        2,091     22.426815           46,902
Putnam Small Cap Value --
 Class IB.....................     2.00%       39,324     20.887921          821,407
Putnam Small Cap Value --
 Class IB.....................     2.00%        6,547     20.091770          131,547
Putnam Small Cap Value --
 Class IB.....................     2.05%       46,401     19.997270          927,892
Putnam Small Cap Value --
 Class IB.....................     2.10%        1,390     22.312168           31,025

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-26 ____________________________________

                                             UNITS
                                  FEES      OWNED BY        UNIT         CONTRACT
                                (NOTE 3)  PARTICIPANTS  FAIR VALUE #    LIABILITY
                                --------  ------------  ------------  --------------
Putnam Small Cap Value --
 Class IB.....................     2.15%       18,876     20.781140          392,261
Putnam Small Cap Value --
 Class IB.....................     2.15%          869     20.781140           18,055
Putnam Small Cap Value --
 Class IB.....................     2.20%       13,340     19.954942          266,206
Putnam Small Cap Value --
 Class IB.....................     2.30%        4,319     20.667165           89,259
Putnam Small Cap Value --
 Class IB.....................     2.35%          105     20.639612            2,171
Putnam Small Cap Value --
 Class IB.....................     2.35%          219     19.785912            4,337
Putnam Small Cap Value --
 Class IB.....................     2.45%        8,522     19.739785          168,222
Putnam Small Cap Value --
 Class IB.....................     2.50%        6,372     19.720038          125,649
Putnam The George Putnam of
 Boston -- Class IA...........     0.95%      166,252     12.912191        2,146,680
Putnam The George Putnam of
 Boston -- Class IA...........     1.10%       18,996     12.792374          242,999
Putnam The George Putnam of
 Boston -- Class IA...........     1.15%        9,851     12.785720          125,957
Putnam The George Putnam of
 Boston -- Class IA...........     1.30%        7,002     12.667123           88,700
Putnam The George Putnam of
 Boston -- Class IA...........     1.40%   18,160,658     12.416933      225,499,673
Putnam The George Putnam of
 Boston -- Class IA...........     1.55%      324,107     12.293476        3,984,405
Putnam The George Putnam of
 Boston -- Class IA...........     1.60%       40,390     12.295349          496,612
Putnam The George Putnam of
 Boston -- Class IA...........     1.75%      101,145     12.173080        1,231,241
Putnam The George Putnam of
 Boston -- Class IA...........     1.90%        1,409     12.110816           17,068
Putnam The George Putnam of
 Boston -- Class IA...........     2.05%          279     10.870608            3,033
Putnam The George Putnam of
 Boston -- Class IA...........     2.10%          958     12.028303           11,520
Putnam The George Putnam of
 Boston -- Class IB...........     0.95%      175,480     12.406767        2,177,137
Putnam The George Putnam of
 Boston -- Class IB...........     1.10%        7,006     12.343333           86,478
Putnam The George Putnam of
 Boston -- Class IB...........     1.15%        3,061     12.322239           37,722
Putnam The George Putnam of
 Boston -- Class IB...........     1.25%       48,904     12.275612          600,333
Putnam The George Putnam of
 Boston -- Class IB...........     1.25%       63,551     12.275612          780,134
Putnam The George Putnam of
 Boston -- Class IB...........     1.30%      145,235     12.259225        1,780,468
Putnam The George Putnam of
 Boston -- Class IB...........     1.35%      126,376     12.242859        1,547,207
Putnam The George Putnam of
 Boston -- Class IB...........     1.40%      121,668     12.217383        1,486,465
Putnam The George Putnam of
 Boston -- Class IB...........     1.45%       82,556     12.196531        1,006,903
Putnam The George Putnam of
 Boston -- Class IB...........     1.50%      375,761     12.340922        4,637,232
Putnam The George Putnam of
 Boston -- Class IB...........     1.55%        5,449     12.154889           66,235
Putnam The George Putnam of
 Boston -- Class IB...........     1.60%       26,659     12.134166          323,481
Putnam The George Putnam of
 Boston -- Class IB...........     1.65%       15,258     12.225769          186,542
Putnam The George Putnam of
 Boston -- Class IB...........     1.65%      160,544     12.930532        2,075,913
Putnam The George Putnam of
 Boston -- Class IB...........     1.70%      138,780     11.771796        1,633,693
Putnam The George Putnam of
 Boston -- Class IB...........     1.70%       87,407     12.913287        1,128,711
Putnam The George Putnam of
 Boston -- Class IB...........     1.75%      212,385     12.072079        2,563,929
Putnam The George Putnam of
 Boston -- Class IB...........     1.80%       12,791     12.818160          163,958
Putnam The George Putnam of
 Boston -- Class IB...........     1.85%       49,586     11.680196          579,179
Putnam The George Putnam of
 Boston -- Class IB...........     1.85%      121,747     12.803898        1,558,839
Putnam The George Putnam of
 Boston -- Class IB...........     1.90%        3,656     11.656543           42,619
Putnam The George Putnam of
 Boston -- Class IB...........     1.90%       22,230     12.010316          266,994
Putnam The George Putnam of
 Boston -- Class IB...........     1.95%       17,734     11.989820          212,627
Putnam The George Putnam of
 Boston -- Class IB...........     2.00%       41,616     12.692634          528,214
Putnam The George Putnam of
 Boston -- Class IB...........     2.00%       61,292     11.620465          712,240
Putnam The George Putnam of
 Boston -- Class IB...........     2.05%      116,735     11.565844        1,350,136
Putnam The George Putnam of
 Boston -- Class IB...........     2.10%        3,631     11.928501           43,309
Putnam The George Putnam of
 Boston -- Class IB...........     2.15%       53,529     12.627726          675,947
Putnam The George Putnam of
 Boston -- Class IB...........     2.15%          341     12.627726            4,302
Putnam The George Putnam of
 Boston -- Class IB...........     2.20%       59,033     11.541293          681,317

_____________________________________ SA-27 ____________________________________

 SEPARATE ACCOUNT TEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2005

                                             UNITS
                                  FEES      OWNED BY        UNIT         CONTRACT
                                (NOTE 3)  PARTICIPANTS  FAIR VALUE #    LIABILITY
                                --------  ------------  ------------  --------------
Putnam The George Putnam of
 Boston -- Class IB...........     2.25%          806     11.486995            9,258
Putnam The George Putnam of
 Boston -- Class IB...........     2.30%        1,935     12.558426           24,301
Putnam The George Putnam of
 Boston -- Class IB...........     2.30%          219     11.471689            2,512
Putnam The George Putnam of
 Boston -- Class IB...........     2.35%        5,115     11.443519           58,537
Putnam The George Putnam of
 Boston -- Class IB...........     2.45%        7,099     11.416830           81,053
Putnam The George Putnam of
 Boston -- Class IB...........     2.50%        2,248     11.405387           25,638
Putnam Utilities Growth and
 Income -- Class IA...........     0.95%       10,012     10.764601          107,773
Putnam Utilities Growth and
 Income -- Class IA...........     1.40%    6,239,450     23.808461      148,551,704
Putnam Utilities Growth and
 Income -- Class IA...........     1.55%       63,416     23.571700        1,494,816
Putnam Utilities Growth and
 Income -- Class IA...........     1.60%        8,327     23.575315          196,306
Putnam Utilities Growth and
 Income -- Class IA...........     1.75%        3,004     23.340869           70,106
Putnam Utilities Growth and
 Income -- Class IA...........     1.90%        3,570     23.221533           82,890
Putnam Utilities Growth and
 Income -- Class IB...........     0.95%          204     23.770353            4,853
Putnam Utilities Growth and
 Income -- Class IB...........     1.25%       16,141     23.519114          379,631
Putnam Utilities Growth and
 Income -- Class IB...........     1.30%        2,480     23.487771           58,260
Putnam Utilities Growth and
 Income -- Class IB...........     1.35%        5,705     23.456439          133,817
Putnam Utilities Growth and
 Income -- Class IB...........     1.40%       11,191     23.407636          261,963
Putnam Utilities Growth and
 Income -- Class IB...........     1.45%           70     23.367672            1,637
Putnam Utilities Growth and
 Income -- Class IB...........     1.50%       79,339     11.285601          895,392
Putnam Utilities Growth and
 Income -- Class IB...........     1.55%          762     23.287916           17,754
Putnam Utilities Growth and
 Income -- Class IB...........     1.60%        1,077     23.248202           25,028
Putnam Utilities Growth and
 Income -- Class IB...........     1.65%          392     11.180359            4,388
Putnam Utilities Growth and
 Income -- Class IB...........     1.65%       46,414     10.561307          490,192
Putnam Utilities Growth and
 Income -- Class IB...........     1.70%       27,065      9.289935          251,429
Putnam Utilities Growth and
 Income -- Class IB...........     1.70%       14,732     10.547209          155,376
Putnam Utilities Growth and
 Income -- Class IB...........     1.75%        4,394     23.129302          101,631
Putnam Utilities Growth and
 Income -- Class IB...........     1.80%       13,859     10.469508          145,095
Putnam Utilities Growth and
 Income -- Class IB...........     1.85%        7,163     10.457875           74,908
Putnam Utilities Growth and
 Income -- Class IB...........     1.90%        1,961      9.198930           18,036
Putnam Utilities Growth and
 Income -- Class IB...........     1.90%        4,285     23.011073           98,599
Putnam Utilities Growth and
 Income -- Class IB...........     1.95%        1,009     22.971786           23,175
Putnam Utilities Growth and
 Income -- Class IB...........     2.00%       13,476     10.366979          139,705
Putnam Utilities Growth and
 Income -- Class IB...........     2.00%        2,144      9.170508           19,658
Putnam Utilities Growth and
 Income -- Class IB...........     2.05%       43,960      9.127388          401,241
Putnam Utilities Growth and
 Income -- Class IB...........     2.15%        6,271     10.313973           64,675
Putnam Utilities Growth and
 Income -- Class IB...........     2.20%        2,377      9.108046           21,646
Putnam Utilities Growth and
 Income -- Class IB...........     2.30%        1,291     10.257383           13,245
Putnam Utilities Growth and
 Income -- Class IB...........     2.35%          364     10.243703            3,724
Putnam Utilities Growth and
 Income -- Class IB...........     2.35%          520      9.030912            4,701
Putnam Vista -- Class IA......     0.95%       39,501     10.424090          411,758
Putnam Vista -- Class IA......     1.15%          448     10.321913            4,628
Putnam Vista -- Class IA......     1.30%        1,911     10.226078           19,544
Putnam Vista -- Class IA......     1.40%    7,353,016     15.766854      115,933,933
Putnam Vista -- Class IA......     1.55%      134,922     15.609969        2,106,128
Putnam Vista -- Class IA......     1.60%       42,333     15.612341          660,921
Putnam Vista -- Class IA......     1.75%       15,625     15.456960          241,510
Putnam Vista -- Class IA......     1.90%        2,969     15.377927           45,660
Putnam Vista -- Class IA......     2.05%          783     12.812340           10,033
Putnam Vista -- Class IB......     0.95%       18,468     15.744049          290,761

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-28 ____________________________________

                                             UNITS
                                  FEES      OWNED BY        UNIT         CONTRACT
                                (NOTE 3)  PARTICIPANTS  FAIR VALUE #    LIABILITY
                                --------  ------------  ------------  --------------
Putnam Vista -- Class IB......     1.10%        1,050     15.663545           16,448
Putnam Vista -- Class IB......     1.25%        1,683     15.577633           26,214
Putnam Vista -- Class IB......     1.25%       26,034     15.577633          405,547
Putnam Vista -- Class IB......     1.30%       28,158     15.556851          438,044
Putnam Vista -- Class IB......     1.35%       18,366     15.536136          285,329
Putnam Vista -- Class IB......     1.40%       12,796     15.503775          198,384
Putnam Vista -- Class IB......     1.45%        7,940     15.477297          122,892
Putnam Vista -- Class IB......     1.50%      164,707     11.041760        1,818,656
Putnam Vista -- Class IB......     1.55%          462     15.424494            7,122
Putnam Vista -- Class IB......     1.60%        2,891     15.398138           44,513
Putnam Vista -- Class IB......     1.65%       10,871     10.938681          118,918
Putnam Vista -- Class IB......     1.65%      387,893      5.475308        2,123,832
Putnam Vista -- Class IB......     1.70%       68,814      6.442616          443,343
Putnam Vista -- Class IB......     1.70%       54,768      5.468005          299,472
Putnam Vista -- Class IB......     1.75%       24,385     15.319411          373,558
Putnam Vista -- Class IB......     1.80%       22,413      5.427675          121,651
Putnam Vista -- Class IB......     1.85%       37,161      6.392444          237,551
Putnam Vista -- Class IB......     1.85%      154,916      5.421648          839,898
Putnam Vista -- Class IB......     1.90%        1,695      6.379458           10,811
Putnam Vista -- Class IB......     1.90%       13,821     15.241079          210,641
Putnam Vista -- Class IB......     1.95%        1,745     15.215052           26,551
Putnam Vista -- Class IB......     2.00%       71,205      5.374477          382,691
Putnam Vista -- Class IB......     2.00%       24,704      6.359757          157,114
Putnam Vista -- Class IB......     2.05%      161,901      6.329796        1,024,802
Putnam Vista -- Class IB......     2.10%           54     15.137251              811
Putnam Vista -- Class IB......     2.15%       74,992      5.346997          400,982
Putnam Vista -- Class IB......     2.15%        1,952      5.346997           10,439
Putnam Vista -- Class IB......     2.20%       59,235      6.316433          374,153
Putnam Vista -- Class IB......     2.20%        5,179      5.337848           27,644
Putnam Vista -- Class IB......     2.30%        9,303      5.317641           49,468
Putnam Vista -- Class IB......     2.35%          427      5.310538            2,266
Putnam Vista -- Class IB......     2.35%        2,089      6.262849           13,081
Putnam Vista -- Class IB......     2.45%       35,594      6.248255          222,401
Putnam Vista -- Class IB......     2.50%        8,339      6.242010           52,050
Putnam Voyager -- Class IA....     0.95%      192,743      8.794007        1,694,980
Putnam Voyager -- Class IA....     1.10%        6,991      8.712385           60,912
Putnam Voyager -- Class IA....     1.15%       13,738      8.707818          119,629
Putnam Voyager -- Class IA....     1.40%   16,443,284     53.168716      874,268,309
Putnam Voyager -- Class IA....     1.55%      148,707     52.639746        7,827,924
Putnam Voyager -- Class IA....     1.60%       14,160     52.647759          745,494
Putnam Voyager -- Class IA....     1.75%       16,439     52.123942          856,862
Putnam Voyager -- Class IA....     1.90%        8,865     51.857356          459,712
Putnam Voyager -- Class IA....     2.05%        1,546     10.718460           16,572
Putnam Voyager -- Class IA....     2.25%          238     51.349555           12,228
Putnam Voyager -- Class IB....     0.95%       30,157     53.119306        1,601,898
Putnam Voyager -- Class IB....     1.10%        1,465     52.847622           77,443
Putnam Voyager -- Class IB....     1.15%          291     52.757362           15,368
Putnam Voyager -- Class IB....     1.25%       10,802     52.557636          567,731
Putnam Voyager -- Class IB....     1.25%       13,677     52.557636          718,851

_____________________________________ SA-29 ____________________________________

 SEPARATE ACCOUNT TEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2005

                                             UNITS
                                  FEES      OWNED BY        UNIT         CONTRACT
                                (NOTE 3)  PARTICIPANTS  FAIR VALUE #    LIABILITY
                                --------  ------------  ------------  --------------
Putnam Voyager -- Class IB....     1.30%       32,317     52.487538        1,696,261
Putnam Voyager -- Class IB....     1.35%       34,167     52.417515        1,790,961
Putnam Voyager -- Class IB....     1.40%       28,952     52.308412        1,514,446
Putnam Voyager -- Class IB....     1.45%       15,358     52.219092          801,975
Putnam Voyager -- Class IB....     1.50%      521,343     10.082489        5,256,433
Putnam Voyager -- Class IB....     1.50%          245     52.129905           12,767
Putnam Voyager -- Class IB....     1.55%        2,881     52.040897          149,926
Putnam Voyager -- Class IB....     1.60%        3,295     51.952019          171,199
Putnam Voyager -- Class IB....     1.65%       11,046      9.988382          110,329
Putnam Voyager -- Class IB....     1.65%      707,054      5.317266        3,759,596
Putnam Voyager -- Class IB....     1.70%      235,340      6.599496        1,553,125
Putnam Voyager -- Class IB....     1.70%      490,566      5.310183        2,604,993
Putnam Voyager -- Class IB....     1.75%       63,709     51.686280        3,292,898
Putnam Voyager -- Class IB....     1.80%      104,740      5.271046          552,091
Putnam Voyager -- Class IB....     1.85%       22,779      6.548116          149,162
Putnam Voyager -- Class IB....     1.85%      506,840      5.265168        2,668,598
Putnam Voyager -- Class IB....     1.90%        8,090      6.534802           52,865
Putnam Voyager -- Class IB....     1.90%        6,625     51.421921          340,695
Putnam Voyager -- Class IB....     1.95%        5,213      5.592892           29,156
Putnam Voyager -- Class IB....     1.95%        1,793     51.334103           92,025
Putnam Voyager -- Class IB....     2.00%      301,021      5.219376        1,571,143
Putnam Voyager -- Class IB....     2.00%       48,200      6.514619          314,005
Putnam Voyager -- Class IB....     2.05%      465,681      6.483949        3,019,455
Putnam Voyager -- Class IB....     2.10%        3,933     51.071546          200,861
Putnam Voyager -- Class IB....     2.15%      211,182      5.192688        1,096,600
Putnam Voyager -- Class IB....     2.15%        5,147      5.192688           26,728
Putnam Voyager -- Class IB....     2.20%      120,222      6.470244          777,866
Putnam Voyager -- Class IB....     2.20%        8,777      5.183815           45,498
Putnam Voyager -- Class IB....     2.25%        6,544      6.439777           42,139
Putnam Voyager -- Class IB....     2.30%       24,104      5.164176          124,476
Putnam Voyager -- Class IB....     2.35%       92,410      5.157307          476,588
Putnam Voyager -- Class IB....     2.35%        5,991      6.415386           38,433
Putnam Voyager -- Class IB....     2.40%        3,683      6.406829           23,597
Putnam Voyager -- Class IB....     2.45%       57,352      6.400421          367,080
Putnam Voyager -- Class IB....     2.50%       18,092      6.394015          115,683
                                                                      --------------
    SUB-TOTAL.................                                        $6,455,738,437
                                                                      --------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-30 ____________________________________

                                             UNITS
                                  FEES      OWNED BY        UNIT         CONTRACT
                                (NOTE 3)  PARTICIPANTS  FAIR VALUE #    LIABILITY
                                --------  ------------  ------------  --------------
ANNUITY CONTRACTS IN THE
 ANNUITY PERIOD (BY
 SUB-ACCOUNT):
Putnam American Government
 Income -- Class IA...........     1.40%       15,442     12.798369          197,636
Putnam American Government
 Income -- Class IB...........     1.35%       16,326     12.637695          206,327
Putnam Capital
 Appreciation -- Class IA.....     1.40%        2,446      9.267824           22,670
Putnam Discovery Growth --
 Class IA.....................     1.40%          339      5.513680            1,868
Putnam Diversified Income --
 Class IA.....................     1.40%       26,828     17.307629          464,330
Putnam Equity Income --
 Class IA.....................     1.40%       39,490     13.910811          549,334
Putnam Equity Income --
 Class IB.....................     1.35%        8,352     13.827598          115,489
Putnam Global Asset
 Allocation -- Class IA.......     1.40%       18,066     33.490477          605,035
Putnam Global Equity --
 Class IA.....................     1.40%       65,580     23.141368        1,517,612
Putnam Growth and Income --
 Class IA.....................     1.40%      160,142     51.873616        8,307,142
Putnam Growth and Income --
 Class IB.....................     1.25%        1,769     11.730767           20,747
Putnam Growth and Income --
 Class IB.....................     1.35%        1,185     51.137594           60,598
Putnam Growth
 Opportunities -- Class IA....     1.40%       21,763      4.539082           98,784
Putnam Health Sciences --
 Class IA.....................     1.40%        7,160     12.213515           87,454
Putnam Health Sciences --
 Class IB.....................     1.25%          252     11.102594            2,802
Putnam High Yield --
 Class IA.....................     1.40%       16,920     31.418293          531,610
Putnam Income -- Class IA.....     1.40%       31,676     26.713449          846,180
Putnam Income -- Class IB.....     1.35%        1,829     26.340336           48,174
Putnam International
 Equity -- Class IA...........     1.40%       33,106     19.531046          646,589
Putnam International
 Equity -- Class IB...........     1.35%        4,480     19.267574           86,324
Putnam International Growth
 and Income -- Class IA.......     1.40%       26,898     19.445766          523,044
Putnam International New
 Opportunities -- Class IA....     1.40%          939     14.137559           13,278
Putnam Investors --
 Class IA.....................     1.40%       93,064      9.925336          923,687
Putnam Investors --
 Class IB.....................     1.35%        8,186      9.786658           80,114
Putnam Mid Cap Value --
 Class IA.....................     1.40%        5,192     16.246299           84,354
Putnam Money Market --
 Class IA.....................     1.40%      197,266      1.710359          337,396
Putnam New Opportunities --
 Class IA.....................     1.40%       50,369     22.236170        1,120,022
Putnam New Opportunities --
 Class IB.....................     1.35%        3,752     21.902209           82,172
Putnam New Value --
 Class IA.....................     1.40%       37,389     19.355308          723,670
Putnam New Value --
 Class IB.....................     1.35%        6,175     19.070302          117,752
Putnam OTC & Emerging
 Growth -- Class IA...........     1.40%        3,235      5.943608           19,230
Putnam OTC & Emerging
 Growth -- Class IB...........     1.25%          307      2.410487              740
Putnam Research --
 Class IA.....................     1.40%        3,244     12.835022           41,637
Putnam Small Cap Value --
 Class IA.....................     1.40%       11,386     23.221963          264,395
Putnam Small Cap Value --
 Class IB.....................     1.35%        5,511     22.899917          126,208
Putnam The George Putnam of
 Boston -- Class IA...........     1.40%       79,110     12.416933          982,307
Putnam Utilities Growth and
 Income -- Class IA...........     1.40%       26,722     23.808461          636,203
Putnam Vista -- Class IA......     1.40%       20,418     15.766854          321,921
Putnam Voyager -- Class IA....     1.40%       96,920     53.168716        5,153,087
Putnam Voyager -- Class IB....     1.35%        1,432     52.417515           75,067
                                                                      --------------
    SUB-TOTAL.................                                        $   26,042,989
                                                                      --------------
GRAND TOTAL...................                                        $6,481,781,426
                                                                      ==============

  #  Rounded unit values

_____________________________________ SA-31 ____________________________________

 SEPARATE ACCOUNT TEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2005

                             PUTNAM
                            AMERICAN
                           GOVERNMENT   PUTNAM CAPITAL  PUTNAM CAPITAL
                             INCOME      APPRECIATION   OPPORTUNITIES
                           SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT
                           -----------  --------------  --------------
INVESTMENT INCOME:
  Dividends..............  $ 2,433,381    $  115,579      $  --
                           -----------    ----------      ----------
EXPENSES:
  Mortality and expense
   risk charges..........     (859,665)     (244,593)       (179,330)
                           -----------    ----------      ----------
    Net Investment income
     (loss)..............    1,573,716      (129,014)       (179,330)
                           -----------    ----------      ----------
CAPITAL GAINS INCOME
 (LOSS)..................      150,191       --               57,133
                           -----------    ----------      ----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........     (168,880)       91,503          24,410
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................   (1,357,256)    1,266,019       1,360,016
                           -----------    ----------      ----------
    Net gain (loss) on
     investments.........   (1,526,136)    1,357,522       1,384,426
                           -----------    ----------      ----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....  $   197,771    $1,228,508      $1,262,229
                           ===========    ==========      ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-32 ____________________________________

                             PUTNAM       PUTNAM                    PUTNAM GLOBAL
                            DISCOVERY   DIVERSIFIED  PUTNAM EQUITY      ASSET      PUTNAM GLOBAL  PUTNAM GROWTH  PUTNAM GROWTH
                             GROWTH       INCOME        INCOME       ALLOCATION       EQUITY       AND INCOME    OPPORTUNITIES
                           SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                           -----------  -----------  -------------  -------------  -------------  -------------  -------------
INVESTMENT INCOME:
  Dividends..............   $  --       $15,543,593   $   837,083    $ 2,719,500   $  3,169,405   $ 39,495,601    $   165,376
                            ---------   -----------   -----------    -----------   ------------   ------------    -----------
EXPENSES:
  Mortality and expense
   risk charges..........    (146,372)   (2,629,176)   (1,046,142)    (2,409,332)    (3,688,897)   (26,479,055)      (245,071)
                            ---------   -----------   -----------    -----------   ------------   ------------    -----------
    Net Investment income
     (loss)..............    (146,372)   12,914,417      (209,059)       310,168       (519,492)    13,016,546        (79,695)
                            ---------   -----------   -----------    -----------   ------------   ------------    -----------
CAPITAL GAINS INCOME
 (LOSS)..................      --           --          1,032,116        --             --             --             --
                            ---------   -----------   -----------    -----------   ------------   ------------    -----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........     882,407    (5,094,438)       72,499     (3,493,138)   (33,923,710)    70,501,563     (5,452,407)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................    (211,371)   (3,962,745)    2,883,746     13,736,833     55,191,387     (4,724,942)     5,916,309
                            ---------   -----------   -----------    -----------   ------------   ------------    -----------
    Net gain (loss) on
     investments.........     671,036    (9,057,183)    2,956,245     10,243,695     21,267,677     65,776,621        463,902
                            ---------   -----------   -----------    -----------   ------------   ------------    -----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $ 524,664   $ 3,857,234   $ 3,779,302    $10,553,863   $ 20,748,185   $ 78,793,167    $   384,207
                            =========   ===========   ===========    ===========   ============   ============    ===========

_____________________________________ SA-33 ____________________________________

 SEPARATE ACCOUNT TEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2005


                           PUTNAM HEALTH  PUTNAM HIGH
                             SCIENCES        YIELD      PUTNAM INCOME
                            SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT
                           -------------  ------------  -------------
INVESTMENT INCOME:
  Dividends..............   $   271,743   $ 21,786,219   $ 9,571,169
                            -----------   ------------   -----------
EXPENSES:
  Mortality and expense
   risk charges..........    (1,181,681)    (3,221,239)   (3,514,622)
                            -----------   ------------   -----------
    Net Investment income
     (loss)..............      (909,938)    18,564,980     6,056,547
                            -----------   ------------   -----------
CAPITAL GAINS INCOME
 (LOSS)..................       --             --          3,125,036
                            -----------   ------------   -----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........     2,928,942    (34,249,247)     (922,310)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................     8,448,139     20,552,662    (4,882,590)
                            -----------   ------------   -----------
    Net gain (loss) on
     investments.........    11,377,081    (13,696,585)   (5,804,900)
                            -----------   ------------   -----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $10,467,143   $  4,868,395   $ 3,376,683
                            ===========   ============   ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-34 ____________________________________

                                             PUTNAM         PUTNAM
                              PUTNAM      INTERNATIONAL  INTERNATIONAL
                           INTERNATIONAL   GROWTH AND         NEW          PUTNAM     PUTNAM MID   PUTNAM MONEY
                              EQUITY         INCOME      OPPORTUNITIES   INVESTORS     CAP VALUE      MARKET
                            SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT
                           -------------  -------------  -------------  ------------  -----------  ------------
INVESTMENT INCOME:
  Dividends..............   $ 3,513,137    $ 1,731,819    $  484,546    $ 2,091,893   $   99,260   $ 3,290,305
                            -----------    -----------    ----------    -----------   ----------   -----------
EXPENSES:
  Mortality and expense
   risk charges..........    (2,623,901)    (2,096,721)     (659,121)    (2,178,813)    (406,932)   (1,563,571)
                            -----------    -----------    ----------    -----------   ----------   -----------
    Net Investment income
     (loss)..............       889,236       (364,902)     (174,575)       (86,920)    (307,672)    1,726,734
                            -----------    -----------    ----------    -----------   ----------   -----------
CAPITAL GAINS INCOME
 (LOSS)..................       --             --            --             --           511,705       --
                            -----------    -----------    ----------    -----------   ----------   -----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........     4,969,140      2,855,666       470,516     (5,351,476)      28,532       --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................    14,985,102     17,442,606     7,743,651     17,320,233    3,414,332       --
                            -----------    -----------    ----------    -----------   ----------   -----------
    Net gain (loss) on
     investments.........    19,954,242     20,298,272     8,214,167     11,968,757    3,442,864       --
                            -----------    -----------    ----------    -----------   ----------   -----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $20,843,478    $19,933,370    $8,039,592    $11,881,837   $3,646,897   $ 1,726,734
                            ===========    ===========    ==========    ===========   ==========   ===========

_____________________________________ SA-35 ____________________________________

 SEPARATE ACCOUNT TEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2005

                                                        PUTNAM OTC &
                            PUTNAM NEW    PUTNAM NEW      EMERGING
                           OPPORTUNITIES     VALUE         GROWTH
                            SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT
                           -------------  -----------  ---------------
INVESTMENT INCOME:
  Dividends..............   $ 1,701,650   $ 3,020,551   $   --
                            -----------   -----------   ------------
EXPENSES:
  Mortality and expense
   risk charges..........    (5,716,636)   (3,616,190)      (343,140)
                            -----------   -----------   ------------
    Net Investment income
     (loss)..............    (4,014,986)     (595,639)      (343,140)
                            -----------   -----------   ------------
CAPITAL GAINS INCOME
 (LOSS)..................       --            --            --
                            -----------   -----------   ------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........    (6,365,362)    5,416,761    (13,131,236)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................    45,905,517     8,355,832     14,970,777
                            -----------   -----------   ------------
    Net gain (loss) on
     investments.........    39,540,155    13,772,593      1,839,541
                            -----------   -----------   ------------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $35,525,169   $13,176,954   $  1,496,401
                            ===========   ===========   ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-36 ____________________________________

                                                         PUTNAM THE         PUTNAM
                              PUTNAM     PUTNAM SMALL   GEORGE PUTNAM  UTILITIES GROWTH                   PUTNAM
                             RESEARCH      CAP VALUE      OF BOSTON       AND INCOME     PUTNAM VISTA    VOYAGER
                           SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT   SUB-ACCOUNT
                           ------------  -------------  -------------  ----------------  ------------  ------------
INVESTMENT INCOME:
  Dividends..............  $   723,203   $    663,730    $ 6,465,581     $ 3,626,534     $   --        $ 10,008,707
                           -----------   ------------    -----------     -----------     -----------   ------------
EXPENSES:
  Mortality and expense
   risk charges..........     (846,722)    (2,295,270)    (3,633,860)     (2,099,067)     (1,707,620)   (12,909,466)
                           -----------   ------------    -----------     -----------     -----------   ------------
    Net Investment income
     (loss)..............     (123,519)    (1,631,540)     2,831,721       1,527,467      (1,707,620)    (2,900,759)
                           -----------   ------------    -----------     -----------     -----------   ------------
CAPITAL GAINS INCOME
 (LOSS)..................      --          10,586,629        --             --               --             --
                           -----------   ------------    -----------     -----------     -----------   ------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........   (3,391,115)    10,719,613      4,240,535       5,812,004      (2,389,996)   (58,747,229)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................    5,755,469    (10,194,991)       791,122       4,841,386      17,479,639     98,525,149
                           -----------   ------------    -----------     -----------     -----------   ------------
    Net gain (loss) on
     investments.........    2,364,354        524,622      5,031,657      10,653,390      15,089,643     39,777,920
                           -----------   ------------    -----------     -----------     -----------   ------------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....  $ 2,240,835   $  9,479,711    $ 7,863,378     $12,180,857     $13,382,023   $ 36,877,161
                           ===========   ============    ===========     ===========     ===========   ============

_____________________________________ SA-37 ____________________________________

 SEPARATE ACCOUNT TEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2005

                              PUTNAM
                             AMERICAN
                            GOVERNMENT   PUTNAM CAPITAL  PUTNAM CAPITAL
                              INCOME      APPRECIATION   OPPORTUNITIES
                           SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT
                           ------------  --------------  --------------
OPERATIONS:
  Net investment
   income................  $  1,573,716   $  (129,014)    $  (179,330)
  Capital gains income...       150,191       --               57,133
  Net realized gain
   (loss) on security
   transactions..........      (168,880)       91,503          24,410
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................    (1,357,256)    1,266,019       1,360,016
                           ------------   -----------     -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       197,771     1,228,508       1,262,229
                           ------------   -----------     -----------
UNIT TRANSACTIONS:
  Purchases..............       598,590       219,853         274,223
  Net transfers..........    (5,557,945)    2,731,910       4,599,763
  Surrenders for benefit
   payments and fees.....   (16,501,379)   (2,966,476)     (1,906,850)
  Net annuity
   transactions..........        (9,826)       14,993         --
                           ------------   -----------     -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........   (21,470,560)          280       2,967,136
                           ------------   -----------     -----------
  Net increase (decrease)
   in net assets.........   (21,272,789)    1,228,788       4,229,365
NET ASSETS:
  Beginning of year......    77,471,460    17,911,066      11,000,793
                           ------------   -----------     -----------
  End of year............  $ 56,198,671   $19,139,854     $15,230,158
                           ============   ===========     ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-38 ____________________________________

                              PUTNAM        PUTNAM                     PUTNAM GLOBAL
                            DISCOVERY     DIVERSIFIED   PUTNAM EQUITY      ASSET      PUTNAM GLOBAL  PUTNAM GROWTH AND
                              GROWTH        INCOME         INCOME       ALLOCATION       EQUITY           INCOME
                           SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT
                           ------------  -------------  -------------  -------------  -------------  -----------------
OPERATIONS:
  Net investment
   income................  $  (146,372)  $ 12,914,417   $   (209,059)  $    310,168   $   (519,492)   $   13,016,546
  Capital gains income...      --             --           1,032,116        --             --              --
  Net realized gain
   (loss) on security
   transactions..........      882,407     (5,094,438)        72,499     (3,493,138)   (33,923,710)       70,501,563
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................     (211,371)    (3,962,745)     2,883,746     13,736,833     55,191,387        (4,724,942)
                           -----------   ------------   ------------   ------------   ------------    --------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      524,664      3,857,234      3,779,302     10,553,863     20,748,185        78,793,167
                           -----------   ------------   ------------   ------------   ------------    --------------
UNIT TRANSACTIONS:
  Purchases..............       83,650      1,574,741      1,241,624      1,622,870      1,623,131        11,608,526
  Net transfers..........   (1,390,670)     8,406,495     32,876,064        685,051    (13,560,714)      (72,796,132)
  Surrenders for benefit
   payments and fees.....   (1,887,319)   (43,939,847)   (16,168,497)   (40,656,065)   (57,851,425)     (453,336,638)
  Net annuity
   transactions..........        1,792          2,672        (24,524)       (59,829)      (298,438)       (1,115,090)
                           -----------   ------------   ------------   ------------   ------------    --------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........   (3,192,547)   (33,955,939)    17,924,667    (38,407,973)   (70,087,446)     (515,639,334)
                           -----------   ------------   ------------   ------------   ------------    --------------
  Net increase (decrease)
   in net assets.........   (2,667,883)   (30,098,705)    21,703,969    (27,854,110)   (49,339,261)     (436,846,167)
NET ASSETS:
  Beginning of year......   12,770,875    215,561,967     65,768,015    205,674,306    326,571,216     2,355,298,350
                           -----------   ------------   ------------   ------------   ------------    --------------
  End of year............  $10,102,992   $185,463,262   $ 87,471,984   $177,820,196   $277,231,955    $1,918,452,183
                           ===========   ============   ============   ============   ============    ==============


                           PUTNAM GROWTH
                           OPPORTUNITIES
                            SUB-ACCOUNT
                           -------------
OPERATIONS:
  Net investment
   income................   $   (79,695)
  Capital gains income...       --
  Net realized gain
   (loss) on security
   transactions..........    (5,452,407)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................     5,916,309
                            -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       384,207
                            -----------
UNIT TRANSACTIONS:
  Purchases..............       265,328
  Net transfers..........      (734,366)
  Surrenders for benefit
   payments and fees.....    (3,746,093)
  Net annuity
   transactions..........           472
                            -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    (4,214,659)
                            -----------
  Net increase (decrease)
   in net assets.........    (3,830,452)
NET ASSETS:
  Beginning of year......    21,098,193
                            -----------
  End of year............   $17,267,741
                            ===========

_____________________________________ SA-39 ____________________________________

 SEPARATE ACCOUNT TEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2005

                           PUTNAM HEALTH  PUTNAM HIGH
                             SCIENCES        YIELD      PUTNAM INCOME
                            SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT
                           -------------  ------------  -------------
OPERATIONS:
  Net investment
   income................  $   (909,938)  $ 18,564,980  $  6,056,547
  Capital gains income...       --             --          3,125,036
  Net realized gain
   (loss) on security
   transactions..........     2,928,942    (34,249,247)     (922,310)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................     8,448,139     20,552,662    (4,882,590)
                           ------------   ------------  ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    10,467,143      4,868,395     3,376,683
                           ------------   ------------  ------------
UNIT TRANSACTIONS:
  Purchases..............       556,194      1,698,223     2,847,183
  Net transfers..........    (3,372,101)   (18,548,524)      (23,524)
  Surrenders for benefit
   payments and fees.....   (16,188,948)   (58,673,444)  (59,736,610)
  Net annuity
   transactions..........       (14,148)        18,172       114,042
                           ------------   ------------  ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........   (19,019,003)   (75,505,573)  (56,798,909)
                           ------------   ------------  ------------
  Net increase (decrease)
   in net assets.........    (8,551,860)   (70,637,178)  (53,422,226)
NET ASSETS:
  Beginning of year......    98,690,369    292,146,479   296,342,983
                           ------------   ------------  ------------
  End of year............  $ 90,138,509   $221,509,301  $242,920,757
                           ============   ============  ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-40 ____________________________________

                              PUTNAM      PUTNAM INTERNATIONAL  PUTNAM INTERNATIONAL
                           INTERNATIONAL       GROWTH AND               NEW                PUTNAM         PUTNAM MID
                              EQUITY             INCOME            OPPORTUNITIES         INVESTORS         CAP VALUE
                            SUB-ACCOUNT       SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT       SUB-ACCOUNT
                           -------------  --------------------  --------------------  ----------------  ---------------
OPERATIONS:
  Net investment
   income................  $    889,236       $   (364,902)         $  (174,575)        $    (86,920)     $  (307,672)
  Capital gains income...       --               --                   --                    --                511,705
  Net realized gain
   (loss) on security
   transactions..........     4,969,140          2,855,666              470,516           (5,351,476)          28,532
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................    14,985,102         17,442,606            7,743,651           17,320,233        3,414,332
                           ------------       ------------          -----------         ------------      -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    20,843,478         19,933,370            8,039,592           11,881,837        3,646,897
                           ------------       ------------          -----------         ------------      -----------
UNIT TRANSACTIONS:
  Purchases..............     1,736,102          2,171,684              415,320            1,288,408          758,978
  Net transfers..........       592,624         16,756,797            6,940,324           (1,412,526)      16,668,177
  Surrenders for benefit
   payments and fees.....   (38,968,463)       (35,472,457)          (9,694,394)         (31,204,064)      (5,404,088)
  Net annuity
   transactions..........       (96,103)           (62,855)             (30,959)            (145,934)          78,944
                           ------------       ------------          -----------         ------------      -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........   (36,735,840)       (16,606,831)          (2,369,709)         (31,474,116)      12,102,011
                           ------------       ------------          -----------         ------------      -----------
  Net increase (decrease)
   in net assets.........   (15,892,362)         3,326,539            5,669,883          (19,592,279)      15,748,908
NET ASSETS:
  Beginning of year......   217,757,966        166,637,683           50,471,870          182,908,614       22,885,908
                           ------------       ------------          -----------         ------------      -----------
  End of year............  $201,865,604       $169,964,222          $56,141,753         $163,316,335      $38,634,816
                           ============       ============          ===========         ============      ===========


                             PUTNAM MONEY
                                MARKET
                              SUB-ACCOUNT
                           -----------------
OPERATIONS:
  Net investment
   income................    $   1,726,734
  Capital gains income...        --
  Net realized gain
   (loss) on security
   transactions..........        --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................        --
                             -------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        1,726,734
                             -------------
UNIT TRANSACTIONS:
  Purchases..............        2,488,680
  Net transfers..........       78,122,709
  Surrenders for benefit
   payments and fees.....     (113,167,404)
  Net annuity
   transactions..........          (53,624)
                             -------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      (32,609,639)
                             -------------
  Net increase (decrease)
   in net assets.........      (30,882,905)
NET ASSETS:
  Beginning of year......      131,063,087
                             -------------
  End of year............    $ 100,180,182
                             =============

_____________________________________ SA-41 ____________________________________

 SEPARATE ACCOUNT TEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2005

                                                                 PUTNAM OTC &
                              PUTNAM NEW         PUTNAM NEW        EMERGING
                             OPPORTUNITIES         VALUE            GROWTH
                              SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
                           -----------------  ----------------  ---------------
OPERATIONS:
  Net investment
   income................    $  (4,014,986)     $   (595,639)    $   (343,140)
  Capital gains income...        --                 --               --
  Net realized gain
   (loss) on security
   transactions..........       (6,365,362)        5,416,761      (13,131,236)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................       45,905,517         8,355,832       14,970,777
                             -------------      ------------     ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       35,525,169        13,176,954        1,496,401
                             -------------      ------------     ------------
UNIT TRANSACTIONS:
  Purchases..............        3,282,903         3,021,789          350,759
  Net transfers..........      (44,690,575)       35,309,619       (3,378,789)
  Surrenders for benefit
   payments and fees.....      (88,915,023)      (59,892,538)      (4,740,521)
  Net annuity
   transactions..........         (192,027)          (90,046)            (280)
                             -------------      ------------     ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     (130,514,722)      (21,651,176)      (7,768,831)
                             -------------      ------------     ------------
  Net increase (decrease)
   in net assets.........      (94,989,553)       (8,474,222)      (6,272,430)
NET ASSETS:
  Beginning of year......      520,275,188       285,026,274       31,073,617
                             -------------      ------------     ------------
  End of year............    $ 425,285,635      $276,552,052     $ 24,801,187
                             =============      ============     ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-42 ____________________________________

                                                          PUTNAM THE         PUTNAM
                              PUTNAM      PUTNAM SMALL   GEORGE PUTNAM  UTILITIES GROWTH                     PUTNAM
                             RESEARCH       CAP VALUE      OF BOSTON       AND INCOME     PUTNAM VISTA       VOYAGER
                            SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT
                           -------------  -------------  -------------  ----------------  -------------  ---------------
OPERATIONS:
  Net investment
   income................  $   (123,519)  $ (1,631,540)  $  2,831,721     $  1,527,467    $ (1,707,620)  $   (2,900,759)
  Capital gains income...       --          10,586,629        --              --               --              --
  Net realized gain
   (loss) on security
   transactions..........    (3,391,115)    10,719,613      4,240,535        5,812,004      (2,389,996)     (58,747,229)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................     5,755,469    (10,194,991)       791,122        4,841,386      17,479,639       98,525,149
                           ------------   ------------   ------------     ------------    ------------   --------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     2,240,835      9,479,711      7,863,378       12,180,857      13,382,023       36,877,161
                           ------------   ------------   ------------     ------------    ------------   --------------
UNIT TRANSACTIONS:
  Purchases..............     1,001,451      1,351,947      2,240,458          793,294       1,173,393        6,907,596
  Net transfers..........    (6,962,463)    (7,679,270)    12,549,576        2,652,763      (3,372,167)    (107,625,692)
  Surrenders for benefit
   payments and fees.....   (12,238,606)   (33,181,153)   (62,492,971)     (34,548,363)    (26,330,990)    (209,649,979)
  Net annuity
   transactions..........       (10,098)        54,950       (133,205)         (28,119)        (37,334)      (1,204,935)
                           ------------   ------------   ------------     ------------    ------------   --------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........   (18,209,716)   (39,453,526)   (47,836,142)     (31,130,425)    (28,567,098)    (311,573,010)
                           ------------   ------------   ------------     ------------    ------------   --------------
  Net increase (decrease)
   in net assets.........   (15,968,881)   (29,973,815)   (39,972,764)     (18,949,568)    (15,185,075)    (274,695,849)
NET ASSETS:
  Beginning of year......    74,697,381    198,372,283    303,942,522      173,899,125     146,119,149    1,203,807,569
                           ------------   ------------   ------------     ------------    ------------   --------------
  End of year............  $ 58,728,500   $168,398,468   $263,969,758     $154,949,557    $130,934,074   $  929,111,720
                           ============   ============   ============     ============    ============   ==============

_____________________________________ SA-43 ____________________________________

 SEPARATE ACCOUNT TEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2004

                              PUTNAM
                             AMERICAN
                            GOVERNMENT   PUTNAM CAPITAL  PUTNAM CAPITAL
                              INCOME      APPRECIATION   OPPORTUNITIES
                           SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT
                           ------------  --------------  --------------
OPERATIONS:
  Net investment
   income................  $  2,889,901   $  (211,473)    $   (54,074)
  Capital gains income...     1,536,240       --              367,896
  Net realized gain
   (loss) on security
   transactions..........       154,237           862           4,082
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    (3,223,218)    2,199,330         852,586
                           ------------   -----------     -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     1,357,160     1,988,719       1,170,490
                           ------------   -----------     -----------
UNIT TRANSACTIONS:
  Purchases..............     1,595,851       897,838       1,084,764
  Net transfers..........   (25,414,299)    2,218,722       5,980,952
  Surrenders for benefit
   payments and fees.....   (22,291,040)   (2,956,495)       (953,784)
  Net annuity
   transactions..........         4,474        (1,559)        --
                           ------------   -----------     -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........   (46,105,014)      158,506       6,111,932
                           ------------   -----------     -----------
  Net increase (decrease)
   in net assets.........   (44,747,854)    2,147,225       7,282,422
NET ASSETS:
  Beginning of year......   122,219,314    15,763,841       3,718,371
                           ------------   -----------     -----------
  End of year............  $ 77,471,460   $17,911,066     $11,000,793
                           ============   ===========     ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-44 ____________________________________

                              PUTNAM        PUTNAM
                            DISCOVERY     DIVERSIFIED   PUTNAM EQUITY   PUTNAM GLOBAL    PUTNAM GLOBAL  PUTNAM GROWTH
                              GROWTH        INCOME         INCOME      ASSET ALLOCATION     EQUITY        AND INCOME
                           SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT
                           ------------  -------------  -------------  ----------------  -------------  --------------
OPERATIONS:
  Net investment
   income................  $  (175,040)  $ 18,463,003    $  (581,206)    $  4,216,796    $  3,611,452   $   14,137,500
  Capital gains income...      --             --             --              --               --              --
  Net realized gain
   (loss) on security
   transactions..........      148,253     (2,678,232)        26,553       (5,989,861)    (53,974,883)     (20,191,888)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      682,027      1,386,223      6,527,552       17,464,682      88,340,717      229,987,334
                           -----------   ------------    -----------     ------------    ------------   --------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      655,240     17,170,994      5,972,899       15,691,617      37,977,286      223,932,946
                           -----------   ------------    -----------     ------------    ------------   --------------
UNIT TRANSACTIONS:
  Purchases..............      525,083      5,021,699      3,090,097        4,479,766       2,317,820       20,352,813
  Net transfers..........     (628,058)     4,988,720     33,831,686          188,092     (18,806,315)     (51,121,587)
  Surrenders for benefit
   payments and fees.....   (1,957,674)   (43,386,648)    (9,225,827)     (44,304,693)    (64,502,036)    (445,357,370)
  Net annuity
   transactions..........      --             (82,510)       204,557          (44,248)       (293,178)      (1,059,105)
                           -----------   ------------    -----------     ------------    ------------   --------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........   (2,060,649)   (33,458,739)    27,900,513      (39,681,083)    (81,283,709)    (477,185,249)
                           -----------   ------------    -----------     ------------    ------------   --------------
  Net increase (decrease)
   in net assets.........   (1,405,409)   (16,287,745)    33,873,412      (23,989,466)    (43,306,423)    (253,252,303)
NET ASSETS:
  Beginning of year......   14,176,284    231,849,712     31,894,603      229,663,772     369,877,639    2,608,550,653
                           -----------   ------------    -----------     ------------    ------------   --------------
  End of year............  $12,770,875   $215,561,967    $65,768,015     $205,674,306    $326,571,216   $2,355,298,350
                           ===========   ============    ===========     ============    ============   ==============


                           PUTNAM GROWTH
                           OPPORTUNITIES
                            SUB-ACCOUNT
                           -------------
OPERATIONS:
  Net investment
   income................   $  (268,744)
  Capital gains income...       --
  Net realized gain
   (loss) on security
   transactions..........    (5,074,040)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     5,314,814
                            -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       (27,970)
                            -----------
UNIT TRANSACTIONS:
  Purchases..............       480,728
  Net transfers..........    (1,202,175)
  Surrenders for benefit
   payments and fees.....    (3,170,623)
  Net annuity
   transactions..........        79,343
                            -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    (3,812,727)
                            -----------
  Net increase (decrease)
   in net assets.........    (3,840,697)
NET ASSETS:
  Beginning of year......    24,938,890
                            -----------
  End of year............   $21,098,193
                            ===========

_____________________________________ SA-45 ____________________________________

 SEPARATE ACCOUNT TEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2004


                           PUTNAM HEALTH  PUTNAM HIGH
                             SCIENCES        YIELD      PUTNAM INCOME
                            SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT
                           -------------  ------------  -------------
OPERATIONS:
  Net investment
   income................  $   (914,036)  $ 23,066,274  $  9,844,917
  Capital gains income...       --             --            --
  Net realized gain
   (loss) on security
   transactions..........       807,936    (24,978,203)   (2,629,912)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     5,583,551     29,178,011     3,185,158
                           ------------   ------------  ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     5,477,451     27,266,082    10,400,163
                           ------------   ------------  ------------
UNIT TRANSACTIONS:
  Purchases..............       725,787      4,448,304     9,322,868
  Net transfers..........    (6,787,522)   (11,692,768)   (7,180,009)
  Surrenders for benefit
   payments and fees.....   (15,892,829)   (61,631,012)  (64,464,253)
  Net annuity
   transactions..........        (8,009)      (101,017)      146,515
                           ------------   ------------  ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........   (21,962,573)   (68,976,493)  (62,174,879)
                           ------------   ------------  ------------
  Net increase (decrease)
   in net assets.........   (16,485,122)   (41,710,411)  (51,774,716)
NET ASSETS:
  Beginning of year......   115,175,491    333,856,890   348,117,699
                           ------------   ------------  ------------
  End of year............  $ 98,690,369   $292,146,479  $296,342,983
                           ============   ============  ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-46 ____________________________________

                                             PUTNAM         PUTNAM
                              PUTNAM      INTERNATIONAL  INTERNATIONAL
                           INTERNATIONAL   GROWTH AND         NEW          PUTNAM     PUTNAM MID   PUTNAM MONEY
                              EQUITY         INCOME      OPPORTUNITIES   INVESTORS     CAP VALUE      MARKET
                            SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                           -------------  -------------  -------------  ------------  -----------  -------------
OPERATIONS:
  Net investment
   income................  $    906,968   $    238,828    $    (1,841)  $ (1,088,541) $  (138,271) $    (727,704)
  Capital gains income...       --             --             --             --           --            --
  Net realized gain
   (loss) on security
   transactions..........    (9,139,299)    (1,160,049)      (157,356)   (11,667,052)       6,807       --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    37,360,266     28,236,452      5,671,114     32,252,022    2,669,649              1
                           ------------   ------------    -----------   ------------  -----------  -------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    29,127,935     27,315,231      5,511,917     19,496,429    2,538,185       (727,703)
                           ------------   ------------    -----------   ------------  -----------  -------------
UNIT TRANSACTIONS:
  Purchases..............     3,807,432      4,478,327        567,941      2,822,241    1,232,667      4,543,392
  Net transfers..........      (520,540)    18,253,300     (1,592,175)    (4,572,361)  11,620,555     44,897,155
  Surrenders for benefit
   payments and fees.....   (37,485,289)   (23,911,097)    (8,416,170)   (29,116,154)  (2,509,691)  (150,154,747)
  Net annuity
   transactions..........        (8,579)       (83,580)       (24,692)       (75,370)     --            (222,118)
                           ------------   ------------    -----------   ------------  -----------  -------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........   (34,206,976)    (1,263,050)    (9,465,096)   (30,941,644)  10,343,531   (100,936,318)
                           ------------   ------------    -----------   ------------  -----------  -------------
  Net increase (decrease)
   in net assets.........    (5,079,041)    26,052,181     (3,953,179)   (11,445,215)  12,881,716   (101,664,021)
NET ASSETS:
  Beginning of year......   222,837,007    140,585,502     54,425,049    194,353,829   10,004,192    232,727,108
                           ------------   ------------    -----------   ------------  -----------  -------------
  End of year............  $217,757,966   $166,637,683    $50,471,870   $182,908,614  $22,885,908  $ 131,063,087
                           ============   ============    ===========   ============  ===========  =============

_____________________________________ SA-47 ____________________________________

 SEPARATE ACCOUNT TEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2004

                                                         PUTNAM OTC &
                            PUTNAM NEW     PUTNAM NEW      EMERGING
                           OPPORTUNITIES     VALUE          GROWTH
                            SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT
                           -------------  ------------  ---------------
OPERATIONS:
  Net investment
   income................  $  (6,915,935) $   (603,460)  $   (426,766)
  Capital gains income...       --             --            --
  Net realized gain
   (loss) on security
   transactions..........    (23,210,073)      691,752    (25,329,830)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     74,682,636    35,542,414     27,748,277
                           -------------  ------------   ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     44,556,628    35,630,706      1,991,681
                           -------------  ------------   ------------
UNIT TRANSACTIONS:
  Purchases..............      5,383,745     5,622,033        541,634
  Net transfers..........    (43,553,814)   32,583,807     (3,468,754)
  Surrenders for benefit
   payments and fees.....   (100,353,071)  (46,293,467)    (4,617,467)
  Net annuity
   transactions..........       (104,773)          (93)        (8,144)
                           -------------  ------------   ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........   (138,627,913)   (8,087,720)    (7,552,731)
                           -------------  ------------   ------------
  Net increase (decrease)
   in net assets.........    (94,071,285)   27,542,986     (5,561,050)
NET ASSETS:
  Beginning of year......    614,346,473   257,483,288     36,634,667
                           -------------  ------------   ------------
  End of year............  $ 520,275,188  $285,026,274   $ 31,073,617
                           =============  ============   ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-48 ____________________________________

                                                           PUTNAM THE    PUTNAM UTILITIES
                              PUTNAM      PUTNAM SMALL   GEORGE PUTNAM      GROWTH AND
                             RESEARCH       CAP VALUE    FUND OF BOSTON       INCOME       PUTNAM VISTA   PUTNAM VOYAGER
                            SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT
                           -------------  -------------  --------------  ----------------  -------------  ---------------
OPERATIONS:
  Net investment
   income................  $   (868,842)  $ (1,333,240)   $  2,562,263     $  2,081,255    $ (1,795,862)  $  (10,204,666)
  Capital gains income...       --             --             --               --               --              --
  Net realized gain
   (loss) on security
   transactions..........    (6,235,353)     3,591,861       4,100,175          768,090      (7,515,858)     (82,568,484)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    11,530,344     37,144,613      13,886,921       28,353,456      31,676,527      136,612,624
                           ------------   ------------    ------------     ------------    ------------   --------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     4,426,149     39,403,234      20,549,359       31,202,801      22,364,807       43,839,474
                           ------------   ------------    ------------     ------------    ------------   --------------
UNIT TRANSACTIONS:
  Purchases..............     2,211,160      3,273,426       4,941,935        1,073,702       2,104,083       13,886,732
  Net transfers..........    (2,995,930)    18,185,445      22,601,530       (3,176,901)     (2,209,533)     (75,759,025)
  Surrenders for benefit
   payments and fees.....   (13,674,844)   (29,950,704)    (54,102,490)     (30,275,811)    (23,695,858)    (232,435,471)
  Net annuity
   transactions..........       (24,031)        56,338         (43,971)         (64,345)        (45,801)        (846,601)
                           ------------   ------------    ------------     ------------    ------------   --------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........   (14,483,645)    (8,435,495)    (26,602,996)     (32,443,355)    (23,847,109)    (295,154,365)
                           ------------   ------------    ------------     ------------    ------------   --------------
  Net increase (decrease)
   in net assets.........   (10,057,496)    30,967,739      (6,053,637)      (1,240,554)     (1,482,302)    (251,314,891)
NET ASSETS:
  Beginning of year......    84,754,877    167,404,544     309,996,159      175,139,679     147,601,451    1,455,122,460
                           ------------   ------------    ------------     ------------    ------------   --------------
  End of year............  $ 74,697,381   $198,372,283    $303,942,522     $173,899,125    $146,119,149   $1,203,807,569
                           ============   ============    ============     ============    ============   ==============

_____________________________________ SA-49 ____________________________________

 SEPARATE ACCOUNT TEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2005

 1.  ORGANIZATION:

    Separate Account Ten (the "Account") is a separate investment account within Hartford Life and Annuity Insurance Company (the "Company") and is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable annuity contract owners of the Company in the various mutual funds (the "Funds") as directed by the contract owners.

    The Account invests in the following sub-accounts (collectively, the "Sub-Accounts"): the Putnam American Government Income, Putnam Capital Appreciation, Putnam Capital Opportunities, Putnam Discovery Growth, Putnam Diversified Income, Putnam Equity Income, Putnam Global Asset Allocation, Putnam Global Equity, Putnam Growth and Income, Putnam Growth Opportunities, Putnam Health Sciences, Putnam High Yield, Putnam Income, Putnam International Equity, Putnam International Growth and Income, Putnam International New Opportunities, Putnam Investors, Putnam Mid Cap Value, Putnam Money Market, Putnam New Opportunities, Putnam New Value, Putnam
    OTC & Emerging Growth, Putnam Research, Putnam Small Cap Value, Putnam The George Putnam Fund of Boston, Putnam Utilities Growth and Income, Putnam Vista, and Putnam Voyager.

 2.  SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies of the Account, which are in accordance with accounting principles generally accepted in the United States of America in the investment company industry:

   a) SECURITY TRANSACTIONS--Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed on the basis of identified cost of the fund shares sold. Dividend and capital gains income is accrued as of the ex-dividend date. Capital gains income represents those dividends from the Funds which are characterized as capital gains under tax regulations.

   b) SECURITY VALUATION--The investments in shares of the Funds are valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 2005.

   c) UNIT TRANSACTIONS--Unit transactions are executed based on the unit values calculated at the close of the business day.

   d) SECURITY CLASS--Putnam Variable Trust consists of a series of funds, each of which is represented by a separate series of class IA and class IB shares.

      Class IA shares are offered at net asset value and are not subject to a distribution fee. Forty percent of Class IA shares are for Company employees only.

      Class IB shares are offered at net asset value and pay an ongoing distribution fee.

   e) FEDERAL INCOME TAXES--The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.

   f) USE OF ESTIMATES--The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

   g) MORTALITY RISK--Net assets allocated to contracts in the payout period are computed according to the 1983a Individual Annuitant Mortality Table and the Annuity 2000 Table. The Mortality Risk is fully borne by the Company and may result in additional amounts being transferred into the variable annuity account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.

 3.  ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

    Certain amounts are deducted from the contracts, as described below:

   a) MORTALITY AND EXPENSE RISK CHARGE--The Company, as issuer of variable annuity contracts, provides the mortality and expense undertakings and, with respect to the Account, receives a maximum annual fee of 1.50% of the Account's average daily net assets.

_____________________________________ SA-50 ____________________________________

   b) DEDUCTION OF ANNUAL MAINTENANCE FEES--Annual maintenance fees are deducted through termination of units of interest from applicable contract owner's accounts, in accordance with the terms of the contracts. In addition, certain other charges may apply based on the characteristics of the underlying contract. These charges are reflected in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

   c) COST OF INSURANCE--In accordance with terms of the contracts, the Company accesses deductions for the costs of insurance charges to cover the Company's anticipated mortality costs. Because a contract's account value and death benefit may vary from month to month, the cost of insurance charges may also vary.

   d) TAX EXPENSE CHARGE--If applicable, the Company will make deductions at a maximum annual rate of 4% of the contract's value to meet premium tax requirements. An additional tax charge based on a percentage of the contract's value may be assessed to partial withdrawals or surrenders. These charges are reflected in surrenders for benefit payments and fees on the accompanying statements of charges in net assets.

   e) ADMINISTRATIVE CHARGE--The Company will make deductions to cover administrative expenses at a maximum annual rate of 0.20% of the contract's value. These expenses are included in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

 4.  PURCHASES AND SALES OF INVESTMENTS

    The cost of purchases and proceeds from sales of investments for the year ended December 31, 2005 were as:

                                           PURCHASES       PROCEEDS
SUB-ACCOUNT                                 AT COST       FROM SALES
-----------                               ------------  --------------
Putnam American Government Income.......  $  5,390,941  $   25,137,547
Putnam Capital Appreciation.............     4,583,825       4,712,550
Putnam Capital Opportunities............     6,074,536       3,229,668
Putnam Discovery Growth.................     1,004,358       4,343,276
Putnam Diversified Income...............    21,841,539      42,883,158
Putnam Equity Income....................    26,173,033       7,425,100
Putnam Global Asset Allocation..........     5,606,189      43,704,369
Putnam Global Equity....................     3,726,551      74,333,288
Putnam Growth and Income................    47,837,535     550,475,784
Putnam Growth Opportunities.............     2,317,204       6,611,590
Putnam Health Sciences..................     3,712,978      23,642,172
Putnam High Yield.......................    48,947,513     105,888,688
Putnam Income...........................    19,360,702      66,977,915
Putnam International Equity.............     8,045,036      43,894,293
Putnam International Growth and
 Income.................................    10,966,765      27,934,242
Putnam International New
 Opportunities..........................    10,167,202      12,713,118
Putnam Investors........................     5,574,889      37,138,102
Putnam Mid Cap Value....................    15,493,569       3,185,597
Putnam Money Market.....................    74,431,539     105,318,570
Putnam New Opportunities................     4,026,455     138,564,119
Putnam New Value........................    18,427,992      40,676,271
Putnam OTC & Emerging Growth............     2,053,205      10,165,462
Putnam Research.........................     2,815,883      21,149,703
Putnam Small Cap Value..................    15,854,446      46,352,814
Putnam The George Putnam of Boston......    13,363,699      58,368,718
Putnam Utilities Growth and Income......     7,217,337      36,822,988
Putnam Vista............................     3,847,491      34,123,242
Putnam Voyager..........................    14,758,329     329,247,699
                                          ------------  --------------
                                          $403,620,739  $1,905,020,043
                                          ============  ==============

_____________________________________ SA-51 ____________________________________

 SEPARATE ACCOUNT TEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2005

 5.  CHANGES IN UNITS OUTSTANDING

    The changes in units outstanding for the year ended December 31, 2005 were as follows:

                                                      UNITS     NET INCREASE
SUB-ACCOUNT                          UNITS ISSUED   REDEEMED     (DECREASE)
-----------                          ------------  -----------  -------------
Putnam American Government
 Income............................      230,276    1,909,610     (1,679,334)
Putnam Capital Appreciation........      525,970      519,894          6,076
Putnam Capital Opportunities.......      405,187      205,648        199,539
Putnam Discovery Growth............      204,567      828,388       (623,821)
Putnam Diversified Income..........      428,067    2,422,977     (1,994,910)
Putnam Equity Income...............    1,879,663      514,625      1,365,038
Putnam Global Asset Allocation.....      168,707    1,369,843     (1,201,136)
Putnam Global Equity...............       58,024    3,347,187     (3,289,163)
Putnam Growth and Income...........      415,970   11,262,678    (10,846,708)
Putnam Growth Opportunities........      525,557    1,501,758       (976,201)
Putnam Health Sciences.............      315,977    1,981,601     (1,665,624)
Putnam High Yield..................    1,699,761    4,313,754     (2,613,993)
Putnam Income......................      448,766    2,601,848     (2,153,082)
Putnam International Equity........      367,194    2,432,797     (2,065,603)
Putnam International Growth and
 Income............................      648,983    1,542,311       (893,328)
Putnam International New
 Opportunities.....................      905,703    1,047,444       (141,741)
Putnam Investors...................      438,163    3,829,632     (3,391,469)
Putnam Mid Cap Value...............    1,015,244      200,010        815,234
Putnam Money Market................   49,569,024   69,559,097    (19,990,073)
Putnam New Opportunities...........      229,168    6,814,406     (6,585,238)
Putnam New Value...................      953,755    2,051,727     (1,097,972)
Putnam OTC & Emerging Growth.......      393,794    1,845,799     (1,452,005)
Putnam Research....................      203,395    1,659,379     (1,455,984)
Putnam Small Cap Value.............      235,483    2,019,635     (1,784,152)
Putnam The George Putnam of
 Boston............................      611,748    4,498,155     (3,886,407)
Putnam Utilities Growth and
 Income............................      204,972    1,576,194     (1,371,222)
Putnam Vista.......................      486,316    2,387,282     (1,900,966)
Putnam Voyager.....................      436,266    7,211,811     (6,775,545)

_____________________________________ SA-52 ____________________________________

    The changes in units outstanding for the year ended December 31, 2004 were as follows:

                                                      UNITS      NET INCREASE
SUB-ACCOUNT                          UNITS ISSUED    REDEEMED     (DECREASE)
-----------                          ------------  ------------  -------------
Putnam American Government
 Income............................      331,008     3,975,944     (3,644,936)
Putnam Capital Appreciation........      794,486       787,503          6,983
Putnam Capital Opportunities.......      555,385       113,009        442,376
Putnam Discovery Growth............      515,221       950,081       (434,860)
Putnam Diversified Income..........      682,335     2,673,535     (1,991,200)
Putnam Equity Income...............    2,682,957       391,283      2,291,674
Putnam Global Asset Allocation.....      484,740     1,561,395     (1,076,655)
Putnam Global Equity...............      131,232     4,309,240     (4,178,008)
Putnam Growth and Income...........    1,077,541    11,234,996    (10,157,455)
Putnam Growth Opportunities........      638,875     1,534,158       (895,283)
Putnam Health Sciences.............      178,671     2,303,876     (2,125,205)
Putnam High Yield..................    2,098,664     4,387,702     (2,289,038)
Putnam Income......................      939,244     3,071,753     (2,132,509)
Putnam International Equity........      682,496     2,712,416     (2,029,920)
Putnam International Growth and
 Income............................    1,298,295     1,243,439         54,856
Putnam International New
 Opportunities.....................      272,524     1,131,553       (859,029)
Putnam Investors...................      717,433     4,293,656     (3,576,223)
Putnam Mid Cap Value...............    1,053,396       266,918        786,478
Putnam Money Market................   47,407,862   107,552,993    (60,145,131)
Putnam New Opportunities...........      677,681     7,880,325     (7,202,644)
Putnam New Value...................    1,244,206     1,673,109       (428,903)
Putnam OTC & Emerging Growth.......      778,917     2,216,400     (1,437,483)
Putnam Research....................      427,758     1,582,568     (1,154,810)
Putnam Small Cap Value.............      906,074     1,370,989       (464,915)
Putnam The George Putnam Fund of
 Boston............................    1,255,167     3,536,720     (2,281,553)
Putnam Utilities Growth and
 Income............................      215,089     1,882,742     (1,667,653)
Putnam Vista.......................      625,816     2,383,236     (1,757,420)
Putnam Voyager.....................    1,498,974     7,025,821     (5,526,847)

_____________________________________ SA-53 ____________________________________

 SEPARATE ACCOUNT TEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2005
 6.  FINANCIAL HIGHLIGHTS

    The following is a summary of units, unit fair value, contract owners' equity, expense ratios, investment income ratios, and total return showing the minimum and maximum contract charges for which a series of each Sub-Account has outstanding units.

                                                                                     INVESTMENT
                                                UNIT FAIR      CONTRACT     EXPENSE    INCOME       TOTAL
SUB-ACCOUNT                           UNITS      VALUE #    OWNERS' EQUITY  RATIO*    RATIO**     RETURN***
-----------                        -----------  ----------  --------------  -------  ----------  -----------
PUTNAM AMERICAN GOVERNMENT INCOME
  2005  Lowest contract charges          6,754  $13.143557  $       88,767    0.95%       3.44%        0.69%
        Highest contract charges         5,855   11.339415          66,390    2.34%       3.19%       (1.00)%
        Remaining contract
        charges                      4,410,922      --          56,043,514    --        --           --
  2004  Lowest contract charges          9,419   13.053452         122,952    0.95%       4.08%        1.88%
        Highest contract charges         5,855   11.453959          67,061    2.35%       4.77%        0.28%
        Remaining contract
        charges                      6,087,591      --          77,281,447    --        --           --
  2003  Lowest contract charges         10,869   12.812710         139,258    0.95%       5.10%        0.85%
        Highest contract charges         9,029   11.422536         103,130    1.56%     --            (1.32)%
        Remaining contract
        charges                      9,727,903      --         121,976,926    --        --           --
  2002  Lowest contract charges         18,014   12.705309         228,876    0.95%       0.69%        8.13%
        Highest contract charges           842   11.561321           9,734    0.91%     --             2.76%
        Remaining contract
        charges                     16,449,821      --         206,027,652    --        --           --
  2001  Lowest contract charges          4,210   11.750027          49,464    0.92%     --             5.72%
        Highest contract charges           701   10.833525           7,593    1.70%     --             4.61%
        Remaining contract
        charges                      6,064,982      --          70,598,200    --        --           --
PUTNAM CAPITAL APPRECIATION
  2005  Lowest contract charges         20,197    9.485818         191,588    0.95%       0.62%        7.16%
        Highest contract charges         4,343    8.736567          37,946    2.44%       0.38%        5.27%
        Remaining contract
        charges                      2,053,163      --          18,910,320    --        --           --
  2004  Lowest contract charges         19,400    8.851955         171,725    0.95%     --            13.93%
        Highest contract charges         3,634    8.299424          30,158    2.44%     --            11.93%
        Remaining contract
        charges                      2,048,593      --          17,709,183    --        --           --
  2003  Lowest contract charges          8,470    7.769459          65,806    0.95%     --            23.86%
        Highest contract charges         2,213    7.426784          16,434    2.33%     --            21.90%
        Remaining contract
        charges                      2,053,961      --          15,681,601    --        --           --
  2002  Lowest contract charges         11,919    6.272773          74,764    0.95%       0.51%      (22.87)%
        Highest contract charges           208    6.109519           1,272    0.90%       0.61%       (1.30)%
        Remaining contract
        charges                      1,486,345      --           9,222,797    --        --           --
  2001  Lowest contract charges          3,806    8.132348          30,950    0.92%     --           (14.50)%
        Highest contract charges        11,714    8.012084          93,850    1.85%     --           (16.26)%
        Remaining contract
        charges                        710,554      --           5,746,170    --        --           --
PUTNAM CAPITAL OPPORTUNITIES
  2005  Lowest contract charges          6,642   16.528392         109,783    0.95%     --             9.12%
        Highest contract charges         2,253   15.885699          35,793    2.44%     --             7.49%
        Remaining contract
        charges                        920,678      --          15,084,582    --        --           --
  2004  Lowest contract charges          8,960   15.147571         135,724    0.95%       1.29%       17.01%
        Highest contract charges         1,854   14.778449          27,394    2.44%       1.53%       15.26%
        Remaining contract
        charges                        719,220      --          10,837,675    --        --           --
  2003  Lowest contract charges          4,196   12.946109          54,318    0.62%       6.53%       29.46%
        Highest contract charges           817   12.825763          10,476    1.54%      12.47%       28.26%
        Remaining contract
        charges                        282,645      --           3,653,577    --        --           --

_____________________________________ SA-54 ____________________________________

                                                                                     INVESTMENT
                                                UNIT FAIR      CONTRACT     EXPENSE    INCOME       TOTAL
SUB-ACCOUNT                           UNITS      VALUE #    OWNERS' EQUITY  RATIO*    RATIO**     RETURN***
-----------                        -----------  ----------  --------------  -------  ----------  -----------
PUTNAM DISCOVERY GROWTH
  2005  Lowest contract charges          2,504  $ 5.643475  $       14,129    0.95%     --             6.55%
        Highest contract charges        15,616    5.197097          81,159    2.44%     --             4.65%
        Remaining contract
        charges                      1,830,420      --          10,007,704    --        --           --
  2004  Lowest contract charges          5,529    5.296388          29,285    0.95%     --             6.71%
        Highest contract charges        16,913    4.966202          83,992    2.44%     --             4.97%
        Remaining contract
        charges                      2,449,919      --          12,657,598    --        --           --
  2003  Lowest contract charges          8,997    4.963500          44,655    0.95%     --            31.14%
        Highest contract charges         1,386    4.738493           6,569    2.31%     --            28.94%
        Remaining contract
        charges                      2,896,838      --          14,125,060    --        --           --
  2002  Lowest contract charges         11,556    3.784986          43,741    0.95%     --           (29.99)%
        Highest contract charges           140    3.678088             513    0.81%     --            (5.75)%
        Remaining contract
        charges                      2,158,750      --           8,086,183    --        --           --
  2001  Lowest contract charges         13,283    3.597658          47,787    0.94%     --           (39.69)%
        Highest contract charges           368    5.332040           1,963    1.83%     --           (36.39)%
        Remaining contract
        charges                      3,094,525      --          12,227,349    --        --           --
PUTNAM DIVERSIFIED INCOME
  2005  Lowest contract charges         23,781   17.272822         410,757    0.95%       8.17%        2.08%
        Highest contract charges        69,146   13.204279         913,027    2.44%       7.33%        0.56%
        Remaining contract
        charges                     10,897,722      --         184,139,478    --        --           --
  2004  Lowest contract charges         21,407   16.921696         362,249    0.95%       7.34%        8.17%
        Highest contract charges        66,579   13.131361         874,276    2.43%       4.85%        6.56%
        Remaining contract
        charges                     12,897,573      --         214,325,442    --        --           --
  2003  Lowest contract charges          8,726   15.643739         136,502    0.94%       1.40%       18.92%
        Highest contract charges         4,785   12.327239          58,982    1.56%     --             9.19%
        Remaining contract
        charges                     14,963,248      --         231,654,228    --        --           --
  2002  Lowest contract charges             69   13.155410             901    --        --           --
        Highest contract charges         1,591   10.554681          16,796    0.89%     --             5.03%
        Remaining contract
        charges                     15,991,271      --         210,486,548    --        --           --
  2001  Lowest contract charges         25,455   10.448504         265,971    0.94%       7.43%        2.84%
        Highest contract charges         5,512    9.930337          54,735    1.77%       7.01%        1.67%
        Remaining contract
        charges                     18,090,598      --         227,767,025    --        --           --
PUTNAM EQUITY INCOME
  2005  Lowest contract charges         96,822   13.975903       1,353,177    0.95%       0.98%        4.51%
        Highest contract charges           903   13.463703          12,155    2.34%       0.97%        3.06%
        Remaining contract
        charges                      6,203,961      --          86,106,652    --        --           --
  2004  Lowest contract charges         93,623   13.373021       1,252,023    0.95%       0.10%       10.76%
        Highest contract charges           903   13.064493          11,795    2.35%       0.13%        9.22%
        Remaining contract
        charges                      4,842,122      --          64,504,197    --        --           --
  2003  Lowest contract charges         34,462   12.073797         416,093    0.63%       1.14%       20.74%
        Highest contract charges           903   11.961480          10,799    1.54%       2.79%       19.62%
        Remaining contract
        charges                      2,609,609      --          31,467,711    --        --           --

_____________________________________ SA-55 ____________________________________

 SEPARATE ACCOUNT TEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2005

                                                                                     INVESTMENT
                                                UNIT FAIR      CONTRACT     EXPENSE    INCOME       TOTAL
SUB-ACCOUNT                           UNITS      VALUE #    OWNERS' EQUITY  RATIO*    RATIO**     RETURN***
-----------                        -----------  ----------  --------------  -------  ----------  -----------
PUTNAM GLOBAL ASSET ALLOCATION
  2005  Lowest contract charges          5,141  $33.557575  $      172,514    0.94%       1.01%        5.96%
        Highest contract charges         1,415   10.161396          14,383    2.35%       1.76%        4.49%
        Remaining contract
        charges                      5,742,573      --         177,633,299    --        --           --
  2004  Lowest contract charges          2,726   31.669672          86,341    0.95%       2.73%        8.08%
        Highest contract charges         2,688    9.724887          26,138    2.35%       2.87%        6.58%
        Remaining contract
        charges                      6,944,851      --         205,561,827    --        --           --
  2003  Lowest contract charges          1,212   29.302893          35,526    0.92%     --            20.74%
        Highest contract charges         2,463    9.124940          22,472    1.56%     --            15.43%
        Remaining contract
        charges                      8,023,245      --         229,605,774    --        --           --
  2002  Lowest contract charges         23,186    8.202807         190,188    0.95%       2.11%      (13.19)%
        Highest contract charges         4,406    7.694538          33,903    0.90%     --            (2.45)%
        Remaining contract
        charges                      9,574,585      --         230,567,229    --        --           --
  2001  Lowest contract charges         23,151    9.449394         218,763    0.93%       1.01%       (9.22)%
        Highest contract charges         2,530    8.973078          22,704    1.70%     --           (10.48)%
        Remaining contract
        charges                     11,786,203      --         328,040,085    --        --           --
PUTNAM GLOBAL EQUITY
  2005  Lowest contract charges         56,350    8.457141         476,560    0.95%       1.08%        8.06%
        Highest contract charges           902    6.853303           6,184    2.44%       0.78%        6.15%
        Remaining contract
        charges                     12,270,381      --         276,749,211    --        --           --
  2004  Lowest contract charges         74,822    7.826381         585,584    0.95%       2.29%       12.86%
        Highest contract charges           902    6.456263           5,826    2.42%     --            10.93%
        Remaining contract
        charges                     15,541,072      --         325,979,806    --        --           --
  2003  Lowest contract charges         88,624    6.934505         614,564    0.95%       1.24%       28.32%
        Highest contract charges         2,046    5.822057          11,914    1.57%     --            23.75%
        Remaining contract
        charges                     19,704,134      --         369,251,161    --        --           --
  2002  Lowest contract charges         99,096    5.404183         535,534    0.95%       0.33%      (22.90)%
        Highest contract charges         1,272    4.630748           5,891    0.89%     --            (3.08)%
        Remaining contract
        charges                     24,938,040      --         367,752,283    --        --           --
  2001  Lowest contract charges        126,203    7.009104         884,569    0.94%     --           (30.33)%
        Highest contract charges         9,665    4.503720          43,530    1.79%     --           (31.24)%
        Remaining contract
        charges                     33,130,318      --         637,545,922    --        --           --
PUTNAM GROWTH AND INCOME
  2005  Lowest contract charges         47,311   51.822182       2,451,768    0.95%       1.53%        4.23%
        Highest contract charges        13,183   10.714366         141,244    2.49%       1.56%        2.63%
        Remaining contract
        charges                     40,106,530      --       1,915,859,171    --        --           --
  2004  Lowest contract charges         45,476   49.717491       2,260,973    0.95%       1.40%       10.06%
        Highest contract charges         7,114   10.439750          74,265    2.45%     --             8.37%
        Remaining contract
        charges                     50,961,142      --       2,352,963,112    --        --           --
  2003  Lowest contract charges         29,794   45.172626       1,345,856    0.94%       0.90%       26.18%
        Highest contract charges         4,027    9.633561          38,796    2.39%       1.38%       24.36%
        Remaining contract
        charges                     61,137,366      --       2,607,166,001    --        --           --
  2002  Lowest contract charges          2,184   35.800806          78,198    0.39%     --            (3.00)%
        Highest contract charges         1,412    7.746297          10,936    0.98%     --            (3.59)%
        Remaining contract
        charges                     71,276,742      --       2,455,694,794    --        --           --
  2001  Lowest contract charges        715,521   10.262749       7,343,211    0.94%       1.53%       (7.05)%
        Highest contract charges        17,535    9.774478         171,396    1.84%       0.03%       (9.06)%
        Remaining contract
        charges                     83,956,337      --       3,659,088,679    --        --           --

_____________________________________ SA-56 ____________________________________

                                                                                     INVESTMENT
                                                UNIT FAIR      CONTRACT     EXPENSE    INCOME       TOTAL
SUB-ACCOUNT                           UNITS      VALUE #    OWNERS' EQUITY  RATIO*    RATIO**     RETURN***
-----------                        -----------  ----------  --------------  -------  ----------  -----------
PUTNAM GROWTH OPPORTUNITIES
  2005  Lowest contract charges         22,076  $ 4.661652  $      102,908    0.95%       0.91%        3.36%
        Highest contract charges         6,696    4.421402          29,608    2.48%       0.63%        1.54%
        Remaining contract
        charges                      3,821,194      --          17,135,225    --        --           --
  2004  Lowest contract charges         30,119    4.510283         135,846    0.95%       0.15%        1.11%
        Highest contract charges           485    4.354501           2,112    2.24%     --            (0.77)%
        Remaining contract
        charges                      4,795,563      --          20,960,235    --        --           --
  2003  Lowest contract charges         43,158    4.460696         192,515    0.95%     --            22.30%
        Highest contract charges         5,293    4.388262          23,225    2.39%     --            20.14%
        Remaining contract
        charges                      5,672,999      --          24,723,150    --        --           --
  2002  Lowest contract charges         49,054    3.647313         178,914    0.95%     --           (30.05)%
        Highest contract charges         1,843    3.652568           6,731    0.98%     --            (5.56)%
        Remaining contract
        charges                      5,458,210      --          19,583,046    --        --           --
  2001  Lowest contract charges         80,443    5.214007         419,429    0.94%     --           (32.57)%
        Highest contract charges        11,023    5.295501          58,371    1.85%     --           (36.47)%
        Remaining contract
        charges                      6,534,437      --          33,709,086    --        --           --
PUTNAM HEALTH SCIENCES
  2005  Lowest contract charges         49,740   13.215507         657,342    0.95%       0.31%       12.42%
        Highest contract charges         1,725    8.418814          14,522    2.34%       0.06%       10.57%
        Remaining contract
        charges                      7,390,171      --          89,466,645    --        --           --
  2004  Lowest contract charges         62,752   11.755249         737,668    0.95%       0.41%        6.29%
        Highest contract charges         1,734    7.614125          13,199    2.35%       0.19%        4.64%
        Remaining contract
        charges                      9,042,774      --          97,939,502    --        --           --
  2003  Lowest contract charges         72,544   11.059717         802,313    0.95%       0.77%       17.68%
        Highest contract charges         1,834    7.276779          13,345    1.53%     --            10.53%
        Remaining contract
        charges                     11,158,087      --         114,359,833    --        --           --
  2002  Lowest contract charges         82,632    9.398130         776,586    0.95%       0.07%      (20.96)%
        Highest contract charges        16,470    6.883948         113,381    0.97%     --            (3.47)%
        Remaining contract
        charges                     13,867,122      --         121,633,298    --        --           --
  2001  Lowest contract charges         88,210   11.890715       1,048,879    0.94%       0.05%      (20.29)%
        Highest contract charges         3,606    8.829731          31,839    1.78%     --           (13.57)%
        Remaining contract
        charges                     17,486,672      --         195,096,688    --        --           --
PUTNAM HIGH YIELD
  2005  Lowest contract charges         45,167   13.475624         608,658    0.95%       8.77%        2.49%
        Highest contract charges         2,449   12.583377          30,817    2.44%       8.17%        0.60%
        Remaining contract
        charges                      7,836,783      --         220,869,826    --        --           --
  2004  Lowest contract charges         64,196   13.148482         844,077    0.95%       8.43%        9.94%
        Highest contract charges         1,526   12.508249          19,089    2.43%     --             7.87%
        Remaining contract
        charges                     10,432,670      --         291,283,313    --        --           --
  2003  Lowest contract charges         70,233   11.959535         839,949    0.95%      10.71%       25.66%
        Highest contract charges           991   11.599744          11,500    1.57%     --            12.14%
        Remaining contract
        charges                     12,716,206      --         333,005,441    --        --           --
  2002  Lowest contract charges         82,247    9.517619         782,798    0.95%      12.12%       (1.48)%
        Highest contract charges           265    9.422256           2,495    0.88%     --             4.26%
        Remaining contract
        charges                     13,473,183      --         290,398,329    --        --           --
  2001  Lowest contract charges         68,439    9.660352         661,145    0.93%      10.46%        2.89%
        Highest contract charges         1,059    9.682206          10,250    1.69%     --            (3.12)%
        Remaining contract
        charges                     15,799,456      --         350,356,480    --        --           --

_____________________________________ SA-57 ____________________________________

 SEPARATE ACCOUNT TEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2005

                                                                                     INVESTMENT
                                                UNIT FAIR      CONTRACT     EXPENSE    INCOME       TOTAL
SUB-ACCOUNT                           UNITS      VALUE #    OWNERS' EQUITY  RATIO*    RATIO**     RETURN***
-----------                        -----------  ----------  --------------  -------  ----------  -----------
PUTNAM INCOME
  2005  Lowest contract charges         30,710  $13.430082  $      412,439    0.95%       3.52%        1.63%
        Highest contract charges        13,097   11.796535         154,499    2.50%       3.39%       (0.17)%
        Remaining contract
        charges                     10,121,427      --         242,353,819    --        --           --
  2004  Lowest contract charges         41,233   13.214950         544,886    0.95%       4.50%        3.73%
        Highest contract charges         4,519   11.816311          53,398    2.49%     --             1.86%
        Remaining contract
        charges                     12,272,564      --         295,744,699    --        --           --
  2003  Lowest contract charges         50,032   12.739621         637,394    0.95%       5.04%        3.71%
        Highest contract charges         5,321   11.605056          61,754    1.55%     --             0.47%
        Remaining contract
        charges                     14,395,472      --         347,418,551    --        --           --
  2002  Lowest contract charges         66,705   12.284392         819,427    0.95%       4.89%        7.07%
        Highest contract charges         7,597   11.423286          86,787    0.90%     --             3.16%
        Remaining contract
        charges                     16,681,058      --         400,872,443    --        --           --
  2001  Lowest contract charges         44,876   11.473003         514,865    0.94%       7.16%        6.51%
        Highest contract charges         1,032   10.781937          11,127    1.72%     --             4.30%
        Remaining contract
        charges                     16,022,925      --         363,929,853    --        --           --
PUTNAM INTERNATIONAL EQUITY
  2005  Lowest contract charges         74,974   12.521365         938,777    0.95%       1.75%       11.39%
        Highest contract charges         8,248   10.052848          82,920    2.50%       1.45%        9.43%
        Remaining contract
        charges                     11,051,486      --         200,843,907    --        --           --
  2004  Lowest contract charges         75,980   11.240876         854,082    0.95%       1.67%       15.39%
        Highest contract charges         2,545    9.186741          23,384    2.48%     --            13.33%
        Remaining contract
        charges                     13,121,786      --         216,880,500    --        --           --
  2003  Lowest contract charges         81,796    9.742092         796,863    0.95%       1.11%       27.67%
        Highest contract charges         4,206    8.109110          34,105    1.56%     --            26.49%
        Remaining contract
        charges                     15,144,229      --         222,006,039    --        --           --
  2002  Lowest contract charges         91,856    7.630717         700,928    0.95%       1.01%      (18.30)%
        Highest contract charges           387    6.485110           2,509    0.90%     --            (5.15)%
        Remaining contract
        charges                     18,475,523      --         217,815,358    --        --           --
  2001  Lowest contract charges          2,747    5.685760          15,622    0.94%     --           (24.48)%
        Highest contract charges           295    8.021159           2,368    1.67%     --           (19.97)%
        Remaining contract
        charges                     23,700,281      --         307,955,774    --        --           --
PUTNAM INTERNATIONAL GROWTH AND INCOME
  2005  Lowest contract charges         18,819   19.444326         365,927    0.94%       0.70%       13.02%
        Highest contract charges        12,202   12.525106         152,830    2.49%       0.88%       11.28%
        Remaining contract
        charges                      9,026,480      --         169,445,465    --        --           --
  2004  Lowest contract charges         11,465   17.204076         197,249    0.95%       1.02%       19.84%
        Highest contract charges         4,462   11.255104          50,217    2.48%     --            18.00%
        Remaining contract
        charges                      9,934,902      --         166,390,217    --        --           --
  2003  Lowest contract charges          3,110   14.356243          44,644    0.94%     --            36.55%
        Highest contract charges           539   14.163323           7,629    2.08%     --            35.50%
        Remaining contract
        charges                      9,892,324      --         140,533,229    --        --           --
  2002  Lowest contract charges        115,373    7.220088         833,000    0.95%       0.74%      (14.49)%
        Highest contract charges           712   10.463269           7,449    0.82%     --            (6.58)%
        Remaining contract
        charges                     11,440,779      --         120,041,799    --        --           --
  2001  Lowest contract charges        140,396    8.443423       1,185,419    0.94%       1.19%      (21.42)%
        Highest contract charges         7,786    8.401970          65,418    1.85%       0.04%      (19.81)%
        Remaining contract
        charges                     13,210,240      --         163,071,984    --        --           --

_____________________________________ SA-58 ____________________________________

                                                                                     INVESTMENT
                                                UNIT FAIR      CONTRACT     EXPENSE    INCOME       TOTAL
SUB-ACCOUNT                           UNITS      VALUE #    OWNERS' EQUITY  RATIO*    RATIO**     RETURN***
-----------                        -----------  ----------  --------------  -------  ----------  -----------
PUTNAM INTERNATIONAL NEW OPPORTUNITIES
  2005  Lowest contract charges          1,697  $14.115601  $       23,950    0.95%       0.71%       17.24%
        Highest contract charges         2,069    8.753731          18,109    2.45%       0.47%       15.50%
        Remaining contract
        charges                      4,159,585      --          56,099,694    --        --           --
  2004  Lowest contract charges            814   12.039492           9,795    0.94%       0.96%       12.28%
        Highest contract charges         1,335    7.579025          10,117    2.43%     --            10.61%
        Remaining contract
        charges                      4,302,943      --          50,451,958    --        --           --
  2003  Lowest contract charges            760   10.723149           8,149    0.95%       0.31%       31.95%
        Highest contract charges         8,388    4.118621          34,548    2.35%       0.31%       30.12%
        Remaining contract
        charges                      5,154,972      --          54,382,354    --        --           --
  2002  Lowest contract charges            760    8.126680           6,176    0.39%     --            (4.94)%
        Highest contract charges         8,756    3.165318          27,717    0.97%     --            (5.50)%
        Remaining contract
        charges                      6,171,634      --          49,680,482    --        --           --
  2001  Lowest contract charges         42,322    6.529738         276,349    0.94%     --           (29.20)%
        Highest contract charges         9,278    6.236206          57,859    1.85%     --           (27.74)%
        Remaining contract
        charges                      8,114,031      --          76,851,774    --        --           --
PUTNAM INVESTORS
  2005  Lowest contract charges        152,157    8.634611       1,313,815    0.95%       1.31%        8.00%
        Highest contract charges         8,933    7.078697          63,231    2.50%       0.98%        6.12%
        Remaining contract
        charges                     16,915,271      --         161,939,289    --        --           --
  2004  Lowest contract charges        198,354    7.995115       1,585,860    0.95%       0.73%       12.00%
        Highest contract charges         3,211    6.670482          21,418    2.48%     --             9.86%
        Remaining contract
        charges                     20,266,265      --         181,301,336    --        --           --
  2003  Lowest contract charges        230,602    7.138334       1,646,113    0.95%       0.70%       26.05%
        Highest contract charges         9,482    6.073811          57,592    1.56%     --            20.98%
        Remaining contract
        charges                     23,803,969      --         192,650,124    --        --           --
  2002  Lowest contract charges        264,012    5.663126       1,495,136    0.95%       0.43%      (24.40)%
        Highest contract charges        24,033    4.521341         108,663    0.98%     --            (3.32)%
        Remaining contract
        charges                     27,352,500      --         178,216,560    --        --           --
  2001  Lowest contract charges        310,700    7.491233       2,327,529    0.94%       0.08%      (25.32)%
        Highest contract charges         5,614    6.568484          36,877    1.85%     --           (26.07)%
        Remaining contract
        charges                     36,020,046      --         312,663,045    --        --           --
PUTNAM MID CAP VALUE
  2005  Lowest contract charges          9,237   16.337546         150,916    0.94%       0.19%       11.38%
        Highest contract charges           179   15.702247           2,816    2.44%       0.23%        9.72%
        Remaining contract
        charges                      2,373,738      --          38,481,084    --        --           --
  2004  Lowest contract charges          6,348   14.668596          93,112    0.94%       0.34%       14.35%
        Highest contract charges           147   14.311135           2,100    2.41%       0.14%       12.65%
        Remaining contract
        charges                      1,561,425      --          22,790,696    --        --           --
  2003  Lowest contract charges          1,848   12.827432          23,699    0.62%       1.73%       28.27%
        Highest contract charges           125   12.720890           1,584    1.45%       0.96%       27.21%
        Remaining contract
        charges                        779,469      --           9,978,909    --        --           --

_____________________________________ SA-59 ____________________________________

 SEPARATE ACCOUNT TEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2005

                                                                                     INVESTMENT
                                                UNIT FAIR      CONTRACT     EXPENSE    INCOME       TOTAL
SUB-ACCOUNT                           UNITS      VALUE #    OWNERS' EQUITY  RATIO*    RATIO**     RETURN***
-----------                        -----------  ----------  --------------  -------  ----------  -----------
PUTNAM MONEY MARKET
  2005  Lowest contract charges        118,736  $ 1.114757  $      132,361    0.95%       2.75%        1.82%
        Highest contract charges        21,234    0.979257          20,794    2.44%       2.60%        0.05%
        Remaining contract
        charges                     60,254,395      --         100,027,027    --        --           --
  2004  Lowest contract charges        115,183    1.094889         126,113    0.95%       0.89%       (0.05)%
        Highest contract charges       217,584    0.979258         213,071    2.40%       0.65%       (1.73)%
        Remaining contract
        charges                     80,051,671      --         130,723,903    --        --           --
  2003  Lowest contract charges        272,964    1.095398         299,004    0.95%       0.77%       (0.20)%
        Highest contract charges       257,889    0.996495         256,985    2.39%       0.47%       (1.88)%
        Remaining contract
        charges                    139,998,716      --         232,171,119    --        --           --
  2002  Lowest contract charges        266,556    1.097540         292,556    0.95%       1.41%        0.50%
        Highest contract charges        87,612    1.015544          88,973    0.98%       0.40%       (0.54)%
        Remaining contract
        charges                    244,778,029      --         409,831,699    --        --           --
  2001  Lowest contract charges        120,933    1.092134         132,075    0.93%       3.58%        3.02%
        Highest contract charges       130,288    1.025754         133,643    1.87%       2.89%        1.37%
        Remaining contract
        charges                    263,897,128      --         440,666,411    --        --           --
PUTNAM NEW OPPORTUNITIES
  2005  Lowest contract charges         16,386   22.195385         363,701    0.95%       0.10%        8.96%
        Highest contract charges         3,500    5.393438          18,878    2.50%       0.11%        7.29%
        Remaining contract
        charges                     20,795,671      --         424,903,056    --        --           --
  2004  Lowest contract charges         16,517   20.369744         336,437    0.95%     --             9.27%
        Highest contract charges         2,328    5.027090          11,701    2.48%     --             7.59%
        Remaining contract
        charges                     27,381,950      --         519,927,050    --        --           --
  2003  Lowest contract charges         10,825   18.642383         201,808    0.94%     --            31.18%
        Highest contract charges         5,038    4.674219          23,546    1.57%     --            22.48%
        Remaining contract
        charges                     34,587,576      --         614,121,119    --        --           --
  2002  Lowest contract charges            526   14.210831           7,481    0.37%     --            (3.75)%
        Highest contract charges        51,512    2.800515         144,259    0.97%     --            (4.31)%
        Remaining contract
        charges                     42,001,329      --         583,783,875    --        --           --
  2001  Lowest contract charges        180,579    7.410076       1,338,105    0.94%     --           (30.65)%
        Highest contract charges        14,175    5.316623          75,364    1.85%     --           (38.01)%
        Remaining contract
        charges                     56,076,429      --       1,140,735,377    --        --           --
PUTNAM NEW VALUE
  2005  Lowest contract charges         74,938   17.168823       1,286,594    0.95%       1.04%        5.13%
        Highest contract charges        19,062   14.028905         267,424    2.50%       0.94%        3.28%
        Remaining contract
        charges                     14,379,270      --         274,998,034    --        --           --
  2004  Lowest contract charges         69,107   16.330760       1,128,575    0.95%       1.03%       14.68%
        Highest contract charges        14,281   13.583544         193,982    2.45%     --            12.58%
        Remaining contract
        charges                     15,487,854      --         283,703,717    --        --           --
  2003  Lowest contract charges         73,282   14.240291       1,043,562    0.95%       1.44%       31.61%
        Highest contract charges         2,154   12.065799          25,994    2.39%       0.95%       29.34%
        Remaining contract
        charges                     15,924,709      --         256,413,732    --        --           --
  2002  Lowest contract charges         79,897   10.820343         864,508    0.95%       3.92%      (16.24)%
        Highest contract charges           770    9.328840           7,182    0.98%     --             0.28%
        Remaining contract
        charges                     17,510,865      --         215,681,806    --        --           --
  2001  Lowest contract charges         70,484   12.917949         910,503    0.93%       0.92%        2.63%
        Highest contract charges         9,001   11.299394         101,707    1.85%       0.03%        0.64%
        Remaining contract
        charges                     18,262,042      --         269,925,642    --        --           --

_____________________________________ SA-60 ____________________________________

                                                                                     INVESTMENT
                                                UNIT FAIR      CONTRACT     EXPENSE    INCOME       TOTAL
SUB-ACCOUNT                           UNITS      VALUE #    OWNERS' EQUITY  RATIO*    RATIO**     RETURN***
-----------                        -----------  ----------  --------------  -------  ----------  -----------
PUTNAM OTC & EMERGING GROWTH
  2005  Lowest contract charges          9,527  $ 5.938693  $       56,577    0.95%     --             6.84%
        Highest contract charges        23,502    3.618459          85,040    2.45%     --             5.25%
        Remaining contract
        charges                      4,506,371      --          24,659,570    --        --           --
  2004  Lowest contract charges          9,527    5.558477          52,954    0.95%     --             7.50%
        Highest contract charges        24,062    3.437947          82,726    2.44%     --             5.90%
        Remaining contract
        charges                      5,957,816      --          30,937,937    --        --           --
  2003  Lowest contract charges         50,670    3.875064         196,349    0.95%     --            34.66%
        Highest contract charges        78,173    1.628749         127,324    2.34%     --            32.57%
        Remaining contract
        charges                      7,300,044      --          36,310,994    --        --           --
  2002  Lowest contract charges         57,723    2.877709         166,110    0.95%     --           (32.70)%
        Highest contract charges        22,615    1.228628          27,785    0.97%     --            (4.74)%
        Remaining contract
        charges                      7,568,091      --          28,524,376    --        --           --
  2001  Lowest contract charges         65,346    4.276194         279,433    0.94%     --           (46.09)%
        Highest contract charges         2,315    3.702069           8,570    1.79%     --           (46.70)%
        Remaining contract
        charges                      9,780,847      --          55,533,109    --        --           --
PUTNAM RESEARCH
  2005  Lowest contract charges         45,115    9.929116         447,950    0.95%       1.18%        4.26%
        Highest contract charges         8,462    7.942712          67,210    2.48%       0.85%        2.42%
        Remaining contract
        charges                      4,803,268      --          58,213,340    --        --           --
  2004  Lowest contract charges         64,497    9.523152         614,213    0.95%       0.17%        6.77%
        Highest contract charges         2,743    7.755126          21,272    2.48%     --             4.91%
        Remaining contract
        charges                      6,245,589      --          74,061,896    --        --           --
  2003  Lowest contract charges         77,664    8.919211         692,700    0.95%       0.53%       24.50%
        Highest contract charges           988    7.408217           7,321    2.25%     --            22.54%
        Remaining contract
        charges                      7,388,987      --          84,054,856    --        --           --
  2002  Lowest contract charges         77,342    7.163872         554,069    0.95%       0.74%      (22.80)%
        Highest contract charges         9,833    6.050669          59,497    2.01%       0.18%      (23.79)%
        Remaining contract
        charges                      8,834,766      --          81,636,458    --        --           --
  2001  Lowest contract charges         73,129    9.279114         678,573    0.94%       0.36%      (19.39)%
        Highest contract charges           551    7.939014           4,378    1.75%     --           (23.52)%
        Remaining contract
        charges                     10,287,268      --         124,356,863    --        --           --
PUTNAM SMALL CAP VALUE
  2005  Lowest contract charges         16,017   25.269218         404,738    0.95%       0.40%        6.28%
        Highest contract charges         6,372   19.720038         125,649    2.50%       0.13%        4.39%
        Remaining contract
        charges                      7,274,598      --         167,868,081    --        --           --
  2004  Lowest contract charges         19,217   23.775278         456,880    0.95%       0.51%       25.35%
        Highest contract charges           702   18.890720          13,255    2.48%     --            23.10%
        Remaining contract
        charges                      9,061,220      --         197,902,148    --        --           --
  2003  Lowest contract charges         20,274   18.967726         384,544    0.95%       0.53%       48.65%
        Highest contract charges           220   15.351024           3,376    1.34%     --            40.67%
        Remaining contract
        charges                      9,525,560      --         167,016,624    --        --           --
  2002  Lowest contract charges         21,904   12.760400         279,498    0.95%       1.40%      (18.84)%
        Highest contract charges         4,480   10.518921          47,123    1.98%     --           (19.93)%
        Remaining contract
        charges                     10,384,325      --         123,266,058    --        --           --
  2001  Lowest contract charges         30,357   15.722041         477,276    0.93%       0.01%       17.30%
        Highest contract charges         4,912   13.161421          64,653    1.71%     --            11.72%
        Remaining contract
        charges                      9,250,084      --         135,958,061    --        --           --

_____________________________________ SA-61 ____________________________________

 SEPARATE ACCOUNT TEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2005

                                                                                     INVESTMENT
                                                UNIT FAIR      CONTRACT     EXPENSE    INCOME       TOTAL
SUB-ACCOUNT                           UNITS      VALUE #    OWNERS' EQUITY  RATIO*    RATIO**     RETURN***
-----------                        -----------  ----------  --------------  -------  ----------  -----------
PUTNAM THE GEORGE PUTNAM FUND OF BOSTON
  2005  Lowest contract charges        166,252  $12.912191  $    2,146,680    0.95%       2.31%        3.23%
        Highest contract charges         2,248   11.405387          25,638    2.50%       2.10%        1.43%
        Remaining contract
        charges                     21,119,080      --         261,797,440    --        --           --
  2004  Lowest contract charges        201,298   12.508005       2,517,836    0.95%       2.11%        7.45%
        Highest contract charges           909   11.244390          10,226    2.49%     --             5.54%
        Remaining contract
        charges                     24,971,780      --         301,414,460    --        --           --
  2003  Lowest contract charges        214,051   11.640311       2,491,623    0.95%       2.56%       16.25%
        Highest contract charges         2,259   10.658106          24,081    1.55%     --            12.74%
        Remaining contract
        charges                     27,239,230      --         307,480,455    --        --           --
  2002  Lowest contract charges        231,943   10.013632       2,322,593    0.95%       2.24%       (9.43)%
        Highest contract charges           994    9.360382           9,301    0.90%     --            (0.82)%
        Remaining contract
        charges                     26,826,317      --         261,859,717    --        --           --
  2001  Lowest contract charges        160,285   11.056519       1,772,198    0.93%       2.37%       (0.22)%
        Highest contract charges         4,449   10.445143          46,467    1.83%     --            (1.69)%
        Remaining contract
        charges                     21,323,968      --         230,935,181    --        --           --
PUTNAM UTILITIES GROWTH AND INCOME
  2005  Lowest contract charges            204   23.770353           4,853    0.94%     --             7.55%
        Highest contract charges           521    9.030912           4,701    2.37%       1.82%        6.05%
        Remaining contract
        charges                      6,662,422      --         154,940,003    --        --           --
  2004  Lowest contract charges         11,739    9.975180         117,102    0.95%       3.30%       20.72%
        Highest contract charges         2,987    8.515380          25,432    2.34%       0.39%       18.78%
        Remaining contract
        charges                      8,019,643      --         173,756,591    --        --           --
  2003  Lowest contract charges         29,629    8.263164         244,828    0.95%       3.96%       23.82%
        Highest contract charges            92    7.169279             657    1.48%     --            19.40%
        Remaining contract
        charges                      9,672,301      --         174,894,194    --        --           --
  2002  Lowest contract charges         33,865    6.673453         225,995    0.95%       4.01%      (24.55)%
        Highest contract charges           524    5.903551           3,096    0.91%     --             0.13%
        Remaining contract
        charges                     11,855,472      --         174,979,243    --        --           --
  2001  Lowest contract charges         42,878    8.845300         379,264    0.94%       2.90%      (22.89)%
        Highest contract charges         4,958    7.919157          39,263    1.83%     --           (20.84)%
        Remaining contract
        charges                     15,598,815      --         306,612,110    --        --           --
PUTNAM VISTA
  2005  Lowest contract charges         18,468   15.744049         290,761    0.95%     --            11.09%
        Highest contract charges         8,339    6.242010          52,050    2.48%     --             9.38%
        Remaining contract
        charges                      9,101,130      --         130,591,263    --        --           --
  2004  Lowest contract charges         17,453   14.172543         247,355    0.95%     --            17.49%
        Highest contract charges         2,266    5.706667          12,934    2.48%     --            15.68%
        Remaining contract
        charges                     11,009,184      --         145,858,860    --        --           --
  2003  Lowest contract charges         12,628   12.063200         152,333    0.94%     --            31.91%
        Highest contract charges         2,089    4.934834          10,307    1.55%     --            25.20%
        Remaining contract
        charges                     12,771,606      --         147,438,811    --        --           --
  2002  Lowest contract charges            286    9.145265           2,620    0.37%     --            (5.44)%
        Highest contract charges         5,474    3.218992          17,620    0.92%     --            (5.94)%
        Remaining contract
        charges                     14,562,059      --         128,874,660    --        --           --
  2001  Lowest contract charges        106,280    8.715819         926,318    0.94%     --           (34.03)%
        Highest contract charges        12,633    5.589229          70,608    1.85%     --           (37.19)%
        Remaining contract
        charges                     18,812,693      --         244,781,308    --        --           --

_____________________________________ SA-62 ____________________________________

                                                                                     INVESTMENT
                                                UNIT FAIR      CONTRACT     EXPENSE    INCOME       TOTAL
SUB-ACCOUNT                           UNITS      VALUE #    OWNERS' EQUITY  RATIO*    RATIO**     RETURN***
-----------                        -----------  ----------  --------------  -------  ----------  -----------
PUTNAM VOYAGER
  2005  Lowest contract charges        192,743  $ 8.794007  $    1,694,980    0.95%       1.02%        4.94%
        Highest contract charges        18,092    6.394015         115,683    2.48%       0.67%        3.08%
        Remaining contract
        charges                     20,965,312      --         927,301,057    --        --           --
  2004  Lowest contract charges        285,714    8.380373       2,394,387    0.95%       0.47%        4.34%
        Highest contract charges         6,196    6.202743          38,435    2.48%     --             2.44%
        Remaining contract
        charges                     27,659,782      --       1,201,374,747    --        --           --
  2003  Lowest contract charges        338,702    8.031751       2,720,371    0.95%       0.64%       23.98%
        Highest contract charges         3,918    6.055041          23,722    2.39%       0.29%       21.95%
        Remaining contract
        charges                     33,135,919      --       1,452,378,367    --        --           --
  2002  Lowest contract charges        363,104    6.478395       2,352,329    0.95%       0.88%      (27.03)%
        Highest contract charges         1,368    4.965193           6,794    0.98%     --            (6.13)%
        Remaining contract
        charges                     38,350,518      --       1,419,372,884    --        --           --
  2001  Lowest contract charges        386,463    8.878637       3,431,268    0.94%       0.11%      (22.98)%
        Highest contract charges        13,331    6.908596          92,097    1.85%     --           (24.97)%
        Remaining contract
        charges                     48,172,786      --       2,480,552,998    --        --           --

  * This represents the annualized contract expenses of the Sub-Account for the year indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the Funds and charges made directly to contract owner accounts through the redemption of units.
 ** These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the Fund, net of management fees assessed by the Fund's manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that result in direct reductions in the unit values. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the Fund in which the Sub-Accounts invest.
*** This represents the total return for the year indicated and reflects a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the year indicated or from the effective date through the end of the reporting period.

  #  Rounded unit values

_____________________________________ SA-63 ____________________________________

 SEPARATE ACCOUNT TEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2005

Summary of the Account's expense charges, including Mortality and Expense Risk Charges, Administrative Charges, Riders (if applicable) and Annual Maintenance Fees assessed. These fees are either assessed as a direct reduction in unit values or through a redemption of units for all contracts contained within the Account.

MORTALITY AND EXPENSE RISK CHARGES:

The Company will make certain deductions ranging from 0.80% to 1.50% of the contract's value for mortality and expense risks undertaken by the Company.

These charges are a reduction in unit values.

ADMINISTRATIVE CHARGES:

The Company will make certain deductions ranging from 0.15% to 0.20% of the contract's value for administrative services provided by the Company.

These charges are a reduction in unit values.

RIDERS:

The Company will make certain deductions for various Rider charges, such as Principal First Charge, Principal First Preferred Charge, MAV/EPB Death Benefit Charge, Optional Death Benefit Charge and Earnings Protection Benefit Charge. These deductions range from 0.15% to 0.85%

These charges are a reduction in unit values.

ANNUAL MAINTENANCE FEE:

An annual maintenance fee, ranging from $25 to $30, may be deducted from the contract's value each contract year. However, this fee is not applicable to contracts with values of $50,000 or more, as determined on the most recent contract anniversary. These expenses are included in surrenders for benefit payments and fees in the accompanying statements of changes in net assets.

These charges are a redemption of units.

_____________________________________ SA-64 ____________________________________
      <MODULE>
      </MODULE>

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

INDEPENDENT AUDITORS' REPORT

FINANCIAL STATEMENTS - STATUTORY BASIS

As of December 31, 2005 and 2004 and for the Years Ended December 31, 2005, 2004 and 2003

SUPPLEMENTAL SCHEDULES

Year Ended December 31, 2005

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                                   CONTENTS

                                                                                                                   Page:
                                                                                                                  --------
Independent Auditors' Report                                                                                         F-2


Financial Statements (Statutory Basis):
     Admitted Assets, Liabilities and Surplus                                                                        F-3
     Statements of Operations                                                                                        F-4
     Statements of Changes in Capital and Surplus                                                                    F-5
     Statements of Cash Flows                                                                                        F-6
     Notes to Financial Statements                                                                                   F-7


Supplementary Information
     Schedule I -- Selected Financial Data                                                                          F-27
     Schedule II -- Summary Investment Schedule                                                                     F-30
     Schedule III -- Investment Risks Interrogatories                                                               F-31

                         INDEPENDENT AUDITORS' REPORT

Board of Directors of
Hartford Life and Annuity Insurance Company
Hartford, Connecticut

We have audited the accompanying statements of admitted assets, liabilities, and surplus statutory basis of Hartford Life and Annuity Insurance Company (the "Company") as of December 31, 2005 and 2004, and the related statements of income-statutory basis, cash flow-statutory basis and changes in surplus-statutory basis for the years ended December 31, 2005, 2004 and 2003. These statutory basis financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these statutory basis financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described more fully in Note 2 to the statutory basis financial statements, these financial statements were prepared in conformity with the accounting practices prescribed or permitted by the Insurance Department of the State of Connecticut, and such practices differ from the accounting principles generally accepted in the United States of America. The effects on such financial statements of the differences between the statutory basis of accounting and accounting principles generally accepted in the United States of America are also described in Note 2.

In our opinion, because of the effects of the matter discussed in the preceding paragraph, the statutory basis financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States of America, the financial position of the Company at December 31, 2005 or 2004, or the results of its operations or its cash flows for the years ended December 31, 2005, 2004 or 2003.

However, in our opinion, such statutory basis financial statements present fairly, in all material respects, the admitted assets, liabilities, and surplus of the Company as of December 31, 2005 and 2004, and the results of its operations and its cash flows for the years ended December 31, 2005, 2004 and 2003, on the basis of accounting described in Note 2.

Our 2005 audit was conducted for the purpose of forming an opinion on the basic 2005 statutory basis financial statements taken as a whole. The supplemental schedule of selected financial data, the summary investment schedule, and the schedule of investment risk interrogatories as of and for the year ended December 31, 2005 are presented for complying with the National Association of Insurance Commissioners' instructions to Annual Audited Financial Reports and are not a required part of the basic 2005 statutory basis financial statements. This additional information is the responsibility of the Company's management. Such information has been subject to the auditing procedures applied in our audit of the basic 2005 statutory basis financial statements and in our opinion, is fairly stated in all material respects when considered in relation to the basic 2005 statutory basis financial statements taken as a whole.

/s/ Deloitte & Touche LLP
Hartford, Connecticut
March 24, 2006

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                  ADMITTED ASSETS, LIABILITIES AND SURPLUS
                             (STATUTORY BASIS)
                  (AMOUNTS IN THOUSANDS EXCEPT SHARE DATA)

                                                                                               AS OF DECEMBER 31,
                                                                                         --------------------------------
                                                                                             2005              2004
                                                                                         --------------------------------
ADMITTED ASSETS
   Bonds                                                                                 $   5,477,170     $   5,386,024
   Common and Preferred Stocks                                                                  25,046            11,255
   Mortgage Loans                                                                               98,529            69,626
   Real Estate                                                                                  25,425            26,116
   Policy Loans                                                                                323,911           310,520
   Cash and Short-Term Investments                                                             345,858           431,418
   Other Invested Assets                                                                       135,920             2,242
                                                                                         --------------------------------
                                                     TOTAL CASH AND INVESTED ASSETS          6,431,859         6,237,201
                                                                                         --------------------------------
   Investment Income Due and Accrued                                                            67,354            64,387
   Federal Income Taxes Recoverable                                                             98,311            63,729
   Deferred Tax Asset                                                                           87,160            97,105
   Other Assets                                                                                 91,961           378,495
   Separate Account Assets                                                                  68,323,841        62,885,610
                                                                                         --------------------------------
                                                              TOTAL ADMITTED ASSETS      $  75,100,486     $  69,726,527
                                                                                         --------------------------------
LIABILITIES
   Aggregate Reserves for Life and Accident and Health Policies                          $   6,150,452     $   6,161,030
   Liability for Deposit Type Contracts                                                        100,325           121,745
   Policy and Contract Claim Liabilities                                                        24,919            26,880
   Asset Valuation Reserve                                                                      34,749            30,117
   Payable to Parents, Subsidiaries or Affiliates                                               34,130            37,479
   Accrued Expense Allowances and Other Amounts Due From Separate Accounts                  (1,952,020)       (1,904,315)
   Other Liabilities                                                                           893,824         1,059,989
   Separate Account Liabilities                                                             68,323,841        62,885,610
                                                                                         --------------------------------
                                                                  TOTAL LIABILITIES         73,610,220        68,418,535
                                                                                         --------------------------------
CAPITAL AND SURPLUS
   Common Stock -- 3,000 Shares Authorized, 2,000 Shares Issued and Outstanding                  2,500             2,500
   Gross Paid-In and Contributed Surplus                                                     1,371,883         1,371,883
   Unassigned Funds                                                                            115,883           (66,391)
                                                                                         --------------------------------
                                                          TOTAL CAPITAL AND SURPLUS          1,490,266         1,307,992
                                                                                         --------------------------------
                                             TOTAL LIABILITIES, CAPITAL AND SURPLUS      $  75,100,486     $  69,726,527
                                                                                         --------------------------------


              SEE NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                          STATEMENTS OF OPERATIONS
                             (STATUTORY BASIS)
               (AMOUNTS IN THOUSANDS UNLESS OTHERWISE STATED)

                                                                                FOR THE YEARS ENDED DECEMBER 31,
                                                                         ------------------------------------------------
                                                                             2005            2004              2003
                                                                         ------------------------------------------------
REVENUES
   Premiums and Annuity Considerations                                   $  9,152,337    $  11,619,788     $  12,115,706
   Considerations for Supplementary Contracts with Life
     Contingencies                                                                  2              962               360
   Net Investment Income                                                      326,928          324,681           330,741
   Commissions and Expense Allowances on Reinsurance Ceded                     84,961           73,944            62,762
   Reserve Adjustment on Reinsurance Ceded                                 (1,552,540)      (1,155,122)         (911,456)
   Fee Income                                                               1,369,610        1,200,281           963,407
   Other Revenues                                                             107,755           84,658            33,435
                                                                         ------------------------------------------------
                                                     TOTAL REVENUES         9,489,053       12,149,192        12,594,955
                                                                         ------------------------------------------------
BENEFITS AND EXPENSES
   Death and Annuity Benefits                                                 265,994          255,803           231,390
   Disability and Other Benefits                                               14,118           13,235            11,998
   Surrenders and Other Fund Withdrawals                                    6,974,564        5,435,091         4,378,823
   Commissions                                                                783,178          821,925           753,838
   Decrease in Aggregate Reserves for Life and Accident and Health
     Policies                                                                 (11,074)        (260,443)          290,135
   General Insurance Expenses                                                 449,607          448,862           431,698
   Net Transfers to Separate Accounts                                       1,192,568        5,647,980         6,601,021
   Modified Coinsurance Adjustment on Reinsurance Assumed                    (483,138)        (441,048)         (420,032)
   Other Expenses                                                              41,735           43,678            38,492
                                                                         ------------------------------------------------
                                        TOTAL BENEFITS AND EXPENSES         9,227,552       11,965,083        12,317,363
                                                                         ------------------------------------------------
   Net gain from operations before federal income tax (benefit)               261,501          184,109           277,592
     expense
   Federal income tax (benefit) expense                                        42,463          (87,470)          (19,953)
                                                                         ------------------------------------------------
                                           NET GAIN FROM OPERATIONS           219,038          271,579           297,545
                                                                         ------------------------------------------------
   Net realized capital gains (losses), after tax                                  54          (14,900)          (22,713)
                                                                         ------------------------------------------------
                                                         NET INCOME      $    219,092    $     256,679     $     274,832
                                                                         ------------------------------------------------


              SEE NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS
                             (STATUTORY BASIS)
                  (AMOUNTS IN THOUSANDS EXCEPT SHARE DATA)

                                                                                 FOR THE YEARS ENDED DECEMBER 31,
                                                                           ----------------------------------------------
                                                                               2005             2004            2003
                                                                           ----------------------------------------------
COMMON STOCK -- 3,000 SHARES AUTHORIZED, 2,000 SHARES ISSUED AND
   OUTSTANDING
                                                                           ----------------------------------------------
   Balance, beginning and end of year                                      $      2,500     $      2,500    $      2,500
                                                                           ----------------------------------------------
GROSS PAID-IN AND CONTRIBUTED SURPLUS,
                                                                           ----------------------------------------------
   Beginning of year                                                          1,371,883        1,371,883       1,221,883
   Capital contribution                                                              --               --         150,000
                                                                           ----------------------------------------------
                                                   BALANCE, END OF YEAR       1,371,883        1,371,883       1,371,883
                                                                           ----------------------------------------------
UNASSIGNED FUNDS
   Balance, Beginning of Year                                                   (66,391)        (330,602)       (636,114)
   Net Income                                                                   219,092          256,679         274,832
   Change in Net Unrealized Capital Losses on Common Stocks and Other
     Invested Assets                                                             (7,075)         (13,371)         (4,797)
   Change in Net Unrealized Foreign Exchange Capital Losses                        (495)              --              --
   Change in Net Deferred Income Tax                                             82,268           51,589         (28,483)
   Change in Asset Valuation Reserve                                             (4,632)         (13,575)        (16,272)
   Change in Non-Admitted Assets                                               (106,914)         (16,965)         43,187
   Change in Liability for Reinsurance in Unauthorized Companies                     30             (146)         36,880
   Cummulative Effect of Change in Accounting Principles                             --               --             165
                                                                           ----------------------------------------------
                                                   BALANCE, END OF YEAR         115,883          (66,391)       (330,602)
                                                                           ----------------------------------------------
CAPITAL AND SURPLUS,
                                                                           ----------------------------------------------
   End of year                                                             $  1,490,266     $  1,307,992    $  1,043,781
                                                                           ----------------------------------------------


              SEE NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                          STATEMENTS OF CASH FLOWS
                             (STATUTORY BASIS)
               (AMOUNTS IN THOUSANDS UNLESS OTHERWISE STATED)

                                                                                FOR THE YEARS ENDED DECEMBER 31,
                                                                         ------------------------------------------------
                                                                             2005            2004              2003
                                                                         ------------------------------------------------
OPERATING ACTIVITIES
Premiums and Annuity Considerations                                      $  9,145,844    $  11,608,790     $  12,116,359
Net Investment Income                                                         369,012          370,945           373,648
Miscellaneous Income                                                            1,909          196,120           142,119
                                                                         ------------------------------------------------
Total Income                                                                9,516,765       12,175,855        12,632,126
                                                                         ------------------------------------------------
Benefits Paid                                                               7,273,337        5,699,783         4,611,634
Federal Income Tax Payments (Recoveries)                                       71,607          (54,729)           23,421
Net Transfers to Separate Accounts                                          1,240,273        5,811,016         7,114,314
Other Expenses                                                                826,693          905,742           537,701
                                                                         ------------------------------------------------
Total Benefits and Expenses                                                 9,411,910       12,361,812        12,287,070
                                                                         ------------------------------------------------
               NET CASH PROVIDED BY (USED FOR) OPERATING ACTIVITIES           104,855         (185,957)          345,056
                                                                         ------------------------------------------------
INVESTING ACTIVITIES
PROCEEDS FROM INVESTMENTS SOLD AND MATURED
Bonds                                                                       2,572,479        1,584,991         2,323,921
Common and Preferred Stocks                                                        --            1,767             4,031
Mortgage Loans                                                                 11,039           25,752            41,395
Other                                                                          50,196           35,227            12,347
                                                                         ------------------------------------------------
Total Investment Proceeds                                                   2,633,714        1,647,737         2,381,694
                                                                         ------------------------------------------------
COST OF INVESTMENTS ACQUIRED
Bonds                                                                       2,708,647        1,351,838         3,068,077
Common and Preferred Stocks                                                    13,467            2,473             4,814
Mortgage Loans                                                                 40,175               --                --
Real Estate                                                                       116            1,482               722
Other                                                                         134,301            3,275           169,520
                                                                         ------------------------------------------------
Total Investments Acquired                                                  2,896,706        1,359,068         3,243,133
                                                                         ------------------------------------------------
Net Increase in Policy Loans                                                   13,391           15,806            27,958
                                                                         ------------------------------------------------
               NET CASH (USED FOR) PROVIDED BY INVESTING ACTIVITIES          (276,383)         272,863          (889,397)
                                                                         ------------------------------------------------
FINANCING AND MISCELLANEOUS ACTIVITIES
Capital Contribution                                                               --               --           150,000
Net other cash provided (used)                                                 85,968          (47,982)          301,810
                                                                         ------------------------------------------------
                      NET CASH PROVIDED BY (USED FOR) FINANCING AND
                                           MISCELLANEOUS ACTIVITIES            85,968          (47,982)          451,810
                                                                         ------------------------------------------------
Net (decrease) increase in cash and short-term investments                    (85,560)          38,924           (92,531)
Cash and Short-Term Investments, Beginning of Year                            431,418          392,494           485,025
                                                                         ------------------------------------------------
                       CASH AND SHORT-TERM INVESTMENTS, END OF YEAR      $    345,858    $     431,418     $     392,494
                                                                         ------------------------------------------------
Note: Supplemental disclosures of cash flow information for
   non-cash transactions:
Common and Preferred stock acquired in satisfaction of debt                        --            2,173             2,885


              SEE NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
(STATUTORY BASIS)
(IN THOUSANDS)
------------------------------------------------------------------------------

1. ORGANIZATION AND DESCRIPTION OF BUSINESS:

Hartford Life and Annuity Insurance Company (the "Company") is a wholly-owned subsidiary of Hartford Life Insurance Company ("HLIC"), which is an indirect subsidiary of Hartford Life, Inc. ("HLI"). HLI is indirectly owned by The Hartford Financial Services Group, Inc. ("The Hartford").

The Company offers a complete line of fixed and variable annuities, as well as variable, universal and traditional individual life insurance.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

BASIS OF PRESENTATION

The accompanying statutory basis financial statements are prepared in conformity with statutory accounting practices prescribed or permitted by the National Association of Insurance Commissioners ("NAIC") and the State of Connecticut Department of Insurance. The Company does not follow any permitted statutory accounting practices that have a material effect on statutory surplus, statutory net income or risk-based capital.

Current prescribed statutory accounting practices include the adoption of the NAIC's ACCOUNTING PRACTICES AND PROCEDURES MANUAL, effective January 1, 2001, as well as current state laws and regulations. A difference prescribed by Connecticut state law allows the Company to obtain a reinsurance reserve credit for a reinsurance treaty which provides for a limited right of unilateral cancellation by the reinsurer. The effects of this treaty are discussed in Note 5.

The preparation of financial statements in conformity with statutory accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported periods. Actual results could differ from those estimates. The most significant estimates include those used in determining the liability for aggregate reserves for life and accident and health policies, the liability for deposit type contracts and evaluation of other-than-temporary impairments. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

Certain reclassifications have been made to prior year financial information to conform to current year presentation.

STATUTORY ACCOUNTING VERSUS ACCOUNTING PRINCIPLES GENERALLY ACCEPTED IN THE UNITED STATES ("GAAP")

Statutory accounting principles and GAAP differ in certain significant respects. These differences principally involve:

[1] treatment of policy acquisition costs (commissions, underwriting and selling expenses, etc.) and sales inducements which are charged to expense when incurred for statutory purposes rather than capitalized and amortized on a pro-rata basis over the expected life and gross profit stream of the policies for GAAP purposes;

[2] recognition of premium revenues, which for statutory purposes are generally recorded as collected or when due during the premium paying period of the contract and which for GAAP purposes, for universal life policies and investment products, generally only consist of charges assessed to policy account balances for cost of insurance, policy administration and surrenders. For GAAP, when policy charges received relate to coverage or services to be provided in the future, the charges are recognized as revenue on a pro-rata basis over the expected life and gross profit stream of the policy. Also, for GAAP purposes, premiums for traditional life insurance policies are recognized as revenues when they are due from policyholders;

[3] development of liabilities for future policy benefits, which for statutory purposes predominantly use interest rate and mortality assumptions prescribed by the NAIC which may vary considerably from interest and mortality assumptions used under GAAP. Additionally for GAAP, reserves for guaranteed minimum death benefits are based on models that involve a range of scenarios and assumptions, including those regarding expected market rates of return and volatility, contract surrender rates and mortality experience, and, reserves for guaranteed withdrawal benefits are considered embedded derivatives and reported at market value;

[4] excluding certain assets designated as non-admitted assets (e.g., negative Interest Maintenance Reserve, and past due agents' balances) from the admitted assets, liabilities and surplus statement for statutory purposes by directly charging surplus;

[5] the calculation of post-retirement benefits obligation which, for statutory accounting, excludes non-vested employees whereas GAAP liabilities include a provision for such employees; statutory and GAAP accounting permit either immediate recognition of the liability or straight-line amortization of the liability over a period not to exceed 20 years. For GAAP, The

     Hartford's obligation was immediately recognized, whereas, for statutory accounting, the obligation is being recognized ratably over a 20 year period;

[6] establishing a formula reserve for realized and unrealized losses due to default and equity risk associated with certain invested assets (Asset Valuation Reserve) for statutory purposes; as well as the deferral and amortization of realized gains and losses, caused by changes in interest rates during the period the asset is held, into income over the original life to maturity of the asset sold (Interest Maintenance Reserve) for statutory purposes; whereas on a GAAP basis, no such formula reserve is required and realized gains and losses are recognized in the period the asset is sold;

[7] the reporting of reserves and benefits, net of reinsurance ceded for statutory purposes; whereas on a GAAP basis, reserves are reported gross of reinsurance with reserve credits presented as recoverable assets;

[8] the reporting of fixed maturities at amortized cost for NAIC classes 1-5 and the lower of amortized cost or fair value for NAIC class 6 for statutory purposes, whereas GAAP requires that fixed maturities be classified as "held-to-maturity," "available-for-sale" or "trading," based on the Company's intentions with respect to the ultimate disposition of the security and its ability to affect those intentions. The Company's bonds were classified on a GAAP basis as "available-for-sale" and accordingly, those investments and common stocks were reflected at fair value with the corresponding impact included as a separate component of Stockholder's Equity, as well as the change in the basis of the Company's other invested assets, which consist primarily of limited partnership investments, which is recognized as income under GAAP and as changes in unrealized gains or losses in surplus under statutory accounting;

[9] for statutory purposes separate account liabilities are calculated using prescribed actuarial methodologies, which approximate the market value of separate account assets, less applicable surrender charges. The separate account surplus generated by these reserving methods is recorded as an amount due to or from the separate account on the statutory basis admitted assets, liabilities and surplus statement, with changes reflected in the statutory basis results of operations. On a GAAP basis, separate account assets and liabilities must meet specific conditions to qualify as a separate account asset or liability. Amounts reported for separate accounts assets and liabilities are based upon the fair value of the underlying assets;

[10] the consolidation of financial statements for GAAP reporting, whereas statutory accounting requires standalone financial statements with earnings of subsidiaries reflected as changes in unrealized gains or losses in surplus;

[11] deferred income taxes, which provide for statutory/tax temporary differences, are subject to limitation and are charged directly to surplus, whereas, GAAP would include GAAP/tax temporary differences and are charged as a component of net income;

[12] comprehensive income and its components are not presented in statutory financial statements;

[13] for statutory purposes derivative instruments that qualify for hedging, replication, or income generation are accounted for in a manner consistent with the hedged item, cash instrument and covered asset, respectively, typically amortized cost. Derivative instruments held for other investment and risk management activities, which do not receive hedge accounting treatment, receive fair value accounting for statutory purposes and are recorded at fair value with corresponding changes in value reported in unrealized gains and losses within surplus. For GAAP accounting derivative instruments are recorded at fair value with changes in value reported in earnings, with the exception of cash flow hedges and net investment hedges of a foreign operation, which are carried at fair value with changes in value reported as a separate component of Stockholder's Equity. In addition, statutory accounting does not record the hedge ineffectiveness on qualified hedge positions, whereas, GAAP records the hedge ineffectiveness in earnings; and

[14] embedded derivatives for statutory accounting are not bifurcated from the host contract, whereas, GAAP accounting requires the embedded derivative to be bifurcated from the host instrument, accounted and reported separately.

As of and for the years ended December 31, the significant differences between Statutory and GAAP basis net income and capital and surplus for the Company are as follows:

                                                                               2005            2004             2003
                                                                           ----------------------------------------------
GAAP Net Income                                                            $    288,133    $     450,396    $    281,211
Deferral and amortization of policy acquisition costs, net                     (252,771)        (389,629)       (501,010)
Change in unearned revenue reserve                                              120,513          108,301          12,367
Deferred taxes                                                                  (63,142)          43,719          43,304
Separate account expense allowance                                               25,180          168,013         511,608
Benefit reserve adjustment                                                       73,673          (14,581)         69,470
Prepaid reinsurance premium                                                      (1,861)          (9,068)        (11,809)
Reinsurance                                                                          --           (9,123)        (54,276)
Dividends received from affiliates                                                   --            2,000           9,000
Sales inducements                                                               (32,256)         (58,330)        (47,454)
Cumulative effect of GAAP accounting changes                                         --           31,151              --
Other, net                                                                       61,624          (66,170)        (37,579)
                                                                           ----------------------------------------------
                                                 STATUTORY NET INCOME      $    219,092    $     256,679    $    274,832
                                                                           ----------------------------------------------
GAAP Stockholder's Equity                                                  $  3,672,466    $   3,332,247    $  2,900,964
Deferred policy acquisition costs                                            (4,508,206)      (4,164,021)     (3,755,461)
Unearned revenue reserve                                                        524,372          408,737         327,144
Deferred taxes                                                                  383,486          481,245         422,680
Separate account expense allowance                                            1,946,328        1,920,061       1,755,474
Unrealized gains on investments                                                 (46,341)        (226,613)       (259,293)
Benefit reserve adjustment                                                      (46,363)         281,742         208,213
Asset valuation reserve                                                         (34,749)         (30,117)        (16,542)
Interest maintenance reserve                                                    (17,845)         (28,254)        (29,314)
Prepaid reinsurance premium                                                     (27,377)         (47,089)        (38,052)
Goodwill                                                                       (170,100)        (170,100)       (170,100)
Reinsurance ceded                                                              (200,192)        (200,222)       (108,922)
Other, net                                                                       14,787         (249,624)       (193,010)
                                                                           ----------------------------------------------
                                        STATUTORY CAPITAL AND SURPLUS      $  1,490,266    $   1,307,992    $  1,043,781
                                                                           ----------------------------------------------


AGGREGATE RESERVES FOR LIFE AND ACCIDENT AND HEALTH POLICIES AND CONTRACTS AND LIABILITY FOR DEPOSIT TYPE CONTRACTS

Aggregate reserves for payment of future life, health and annuity benefits are computed in accordance with applicable actuarial standards. Reserves for life insurance policies are generally based on the 1958 and 1980 Commissioner's Standard Ordinary Mortality Tables and various valuation rates ranging from 2.25% to 6%. Accumulation and on-benefit annuity reserves are based principally on individual and group annuity tables at various rates ranging from 2.50% to 8.75% and using the Commissioner's Annuity Reserve Valuation Method .

For non-interest sensitive ordinary life plans, the Company waives deduction of deferred fractional premiums upon death of insured. Return of the unearned portion of the final premium is governed by the terms of the contract. The Company does not have any forms for which the cash values are in excess of the legally computed reserve.

Extra premiums are charged for substandard lives, in addition to the regular gross premiums for the true age. Mean reserves for traditional insurance products are determined by computing the regular mean reserve for the plan at the true age, and adding one-half (1/2) of the extra premium charge for the year. For plans with explicit mortality charges, mean reserves are based on appropriate multiples of standard rates of mortality.

As of December 31, 2005 and 2004, the Company had $5,867,604 and $4,126,520,
respectively, of insurance in force for which the gross premiums are less than the net premiums according to the standard valuation set by the State of Connecticut. Reserves to cover the above insurance at December 31, 2005 and 2004 totaled $16,846 and $14,170, respectively.

The Company has established separate accounts to segregate the assets and liabilities of certain life insurance, pension and annuity contracts that must be segregated from the Company's general assets under the terms of its contracts. The assets consist primarily of marketable securities and are reported at fair value. Premiums, benefits and expenses relating to these contracts are reported in the statutory basis statements of operations.

An analysis of Annuity Actuarial Reserves and Deposit Liabilities by Withdrawal Characteristics as of December 31, 2005 (including general and separate account liabilities) are as follows

                                                                                                                % of
Subject to discretionary withdrawal:                                                             Amount         Total
                                                                                              -------------------------
With market value adjustment                                                                  $      41,123        0.1%
At book value, less current surrender charge of 5% or more                                        1,025,203        1.5%
At market value                                                                                  63,380,422       94.3%
                                                                                              -------------------------
                                                TOTAL WITH ADJUSTMENT OR AT MARKET VALUE         64,446,748       95.9%
                                                                                              -------------------------
At book value without adjustment (minimal or no charge or adjustment):                            2,705,002        4.0%
Not subject to discretionary withdrawal:                                                            277,110        0.4%
                                                                                              -------------------------
                                                                            TOTAL, GROSS         67,428,860      100.3%
                                                                                              -------------------------
Reinsurance ceded                                                                                   200,000       (0.3)%
                                                                                              -------------------------
                                                                              TOTAL, NET      $  67,228,860      100.0%
                                                                                              -------------------------


INVESTMENTS

Investments in bonds are carried at amortized cost except for those securities that are deemed ineligible to be held at amortized cost by the NAIC Securities Valuation Office ("SVO"), which are carried at the lower of amortized cost or fair value. Short-term investments include all investments whose maturities, at the time of acquisition, are one year or less and are stated at amortized cost, which approximates fair value. Unaffiliated common stocks are carried at fair value with the change in the difference from cost recorded as a change in net unrealized capital gains (losses), a component of unassigned surplus. Unaffiliated preferred stocks are carried at cost, lower of cost or amortized cost, or NAIC market values depending on the assigned credit rating and whether the preferred stock is redeemable or non-redeemable. Investments in common and preferred stocks of subsidiaries and affiliates of the Company are carried in accordance with Statement of Statutory Accounting Principles ("SSAP") No. 88 (Investment in Subsidiary, Controlled, and Affiliated Entities, A Replacement of SSAP No. 46) based on their underlying equity adjusted to a statutory basis. Mortgage loans on real estate are typically stated at the outstanding principal balance. Policy loans are carried at outstanding balance, which approximates fair value.

Interest income on bonds and mortgage loans on real estate is recognized when earned on the constant effective yield method based on estimated principal repayments, if applicable. For bonds subject to prepayment risk, yields are recalculated and adjusted periodically to reflect historical and/or estimated future principal repayments. The new effective yields used for fixed rate and variable rate loan-backed securities are recalculated on a retrospective and prospective basis, respectively. The Company has not elected to use the book value as of January 1, 1994 as the cost for applying the retrospective adjustment method to securities purchased prior to that date. Investment income on interest only securities is determined using the prospective method.

Prepayment fees on bonds and mortgage loans are recorded in net investment income when earned. Dividends are recorded as earned on the ex-dividend date. For partnership investments, income is earned when cash distributions of income are received. For bond investments, other than loan-backed securities, that have had an other-than-temporary impairment loss, income is earned on the effective yield method based upon the new cost basis and the amount and timing of future estimated cash flows.

Due and accrued investment income amounts over 90 days past due are non-admitted. The total amount of investment income due and accrued that is excluded from surplus at December 31, 2005 and 2004 is $0 and $2,067, respectively.

Net realized gains and losses from investment sales are determined on a specific identification basis. Net realized capital gains and losses also result from termination or settlement of derivative contracts that do not qualify, or are not designated, as a hedge for accounting purposes. Impairments are recognized within net realized capital losses when investment losses in value are deemed other-than-temporary. Foreign currency transaction gains and losses are also recognized within net realized capital gains and losses.

The Asset Valuation Reserve ("AVR") is designed to provide a standardized reserving process for realized and unrealized losses due to default and equity risks associated with invested assets. The AVR balances were $34,749 and $30,117 as of December 31, 2005, 2004 respectively. Additionally, the Interest Maintenance Reserve ("IMR") captures net realized capital gains and losses, net of applicable income taxes, resulting from changes in interest rates and amortizes these gains or losses into income over the life of the bond or mortgage loan sold. IMR is included as a component of Other Liabilities on the Admitted Assets, Liabilities and Surplus Statement. The IMR balances as of December 31, 2005 and 2004 were $17,845 and $28,254 respectively. The net capital (losses) gains captured in the IMR, net of taxes, in 2005, 2004 and 2003 were $(2,530), $6,582 and $9,641, respectively. The amount of expense amortized from the IMR net of taxes in 2005, 2004 and 2003 included in the Company's Statements of Operations, was $7,879, $7,642 and $6,029, respectively. Realized capital gains and losses, net of taxes not included in the IMR are reported in the Statement of Operations.

The Company's accounting policy requires that a decline in the value of a bond or equity security, that is not subject to SSAP No. 43 (Loaned-backed and Structured Securities), below its cost or amortized cost basis be assessed to determine if the decline is other-than-temporary. If the decline in value of a bond or equity security is other-than-temporary, a charge is recorded in net realized capital losses equal to the difference between the fair value and cost or amortized cost basis of the security. In addition, for securities expected to be sold, an other-than-temporary impairment charge is recognized if the Company does not expect the fair value of a security to recover to cost or amortized cost prior to the expected date of sale. The fair value of the other-than-temporarily impaired investment becomes its new cost basis. The Company has a security monitoring process overseen by a committee of investment and accounting professionals that identifies securities that, due to certain characteristics, as described below, are subjected to an enhanced analysis on a quarterly basis.

Securities that are in an unrealized loss position are reviewed at least quarterly to determine if an other-than-temporary impairment is present based on certain quantitative and qualitative factors. The primary factors considered in evaluating whether a decline in value for securities not subject to SSAP No. 43 is other-than-temporary include: (a) the length of time and the extent to which the fair value has been less than cost or amortized cost, (b) the financial condition, credit rating and near-term prospects of the issuer, (c) whether the debtor is current on contractually obligated interest and principal payments, and (d) the intent and ability of the Company to retain the investment for a period of time sufficient to allow for recovery. Once an impairment charge has been recorded, the Company continues to review the other-than-temporarily impaired securities for further other-than-temporary impairments on an ongoing basis.

Additionally, for certain securitized financial assets with contractual cash flows (including asset-backed securities), SSAP No. 43 requires the Company to periodically update their best estimate of cash flows over the life of the security. If management determines that the estimated undiscounted cash flows of a security are less than its cost or amortized cost then an other-than-temporary impairment charge is recognized equal to the difference between the cost or amortized cost and estimated undiscounted cash flows of the security. The estimated undiscounted cash flows of the impaired investment become its new cost basis. Estimating future cash flows is a quantitative and qualitative process that incorporates information received from third party sources along with certain internal assumptions and judgments regarding the future performance of the underlying collateral. As a result, actual results may differ from estimates. In addition, projections of expected future cash flows may change based upon new information regarding the performance of the underlying collateral.

Net realized capital losses included write-downs for other-than-temporary impairments on corporate and asset-backed fixed maturities and on equity securities of $2,219 and $0, and $1,838 and $5, for the years ended December 31, 2005 and 2004, respectively.

Mortgage loans on real estate are considered to be impaired when management estimates that, based upon current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. For mortgage loans that are determined to be impaired, a valuation allowance is established for the difference between the carrying amount and the Company's share of either; (a) the present value of the expected future cash flows discounted at the original effective interest rate, (b) the loan's observable market price or (c) the fair value of the collateral. Changes in valuation allowances are recorded in net realized capital gains and losses. The Company does not have a valuation reserve as of December 31, 2005 and 2004, respectively.

The Company may at any time use derivative instruments, including swaps, caps, floors, options, futures and forwards. On the date the derivative contract is entered into, the Company designates the derivative as hedging (fair value, cash flow or net investment in a foreign operation), replication, income generation, or held for other investment and risk management activities, which primarily involve managing asset or liability related risks which do not qualify for hedge accounting under SSAP No. 86, "Accounting for Derivative Instruments and Hedging Income Generation and Replication (Synthetic Assets) Transactions." The Company's derivative transactions are permitted uses of derivatives under the derivatives use plan filed and/or approved, as applicable, by the State of Connecticut and State of New York insurance departments.

Derivatives used in hedging relationships are accounted for in a manner consistent with the item hedged. Typically, cost paid or consideration received at inception of a contract is reported on the Statements of Admitted Assets, Liabilities and Surplus as a derivative asset or liability, respectively, and amortized through net investment income over the life of the hedged item. Periodic cash flows and accruals of income/expense are recorded as a component of derivative net investment income. Upon termination of the derivative, any gain or loss is adjusted into the basis of the hedged item.

Derivatives used in replication relationships are accounted for in a manner consistent with the cash instrument and the replicated asset. Typically, cost paid or consideration received at inception of the contract is recorded on the admitted assets, liabilities and surplus statement as a derivative asset or liability, respectively, and amortized through net investment income over the life of the derivative. Periodic cash flows and accruals of income/expense are recorded as a component of derivative net investment income. Upon termination of the derivative, any gain or loss is recognized as a derivative capital gain or loss.

Derivatives used in income generation relationships are accounted for in a manner consistent with the associated covered asset. Typically, consideration received at inception of the contract is recorded on the admitted assets, liabilities and surplus statement as a derivative liability and amortized through net investment income over the life of the derivative. Upon termination, any remaining derivative liability, along with any disposition payments are recorded to derivative capital gain or loss.

Derivatives held for other investment and risk management activities receive fair value accounting. The derivatives are carried on the admitted assets, liabilities and surplus statement at fair value and the changes in fair value are recorded in capital and surplus as unrealized gains and losses. Periodic cash flows and accruals of income/expense are recorded as a component of derivative net investment income.

ADOPTION OF ACCOUNTING STANDARDS

SSAP NO. 88 -- INVESTMENTS IN SUBSIDIARY, CONTROLLED AND AFFILIATED ENTITIES (SSAP No. 88), was issued by the Statutory Accounting Issues Working Group of the NAIC's Accounting Practice and Procedures Task force during 2004. SSAP No.88 defines the appropriate valuation for subsidiaries and affiliates of insurance companies. It was effective on January 1, 2005, and did not have a material impact on the Company's financial statements.

3. INVESTMENTS:

For the years ended December 31,

(A) COMPONENTS OF NET INVESTMENT INCOME

                                                                                   2005           2004           2003
                                                                                -----------------------------------------
Interest income from bonds and short-term investments                           $   301,532    $  294,245     $  290,212
Interest income from policy loans                                                    22,418        18,432         18,620
Interest and dividends from other investments                                         9,901        17,497         26,071
                                                                                -----------------------------------------
Gross investment income                                                             333,851       330,174        334,903
Less: investment expenses                                                             6,923         5,493          4,162
                                                                                -----------------------------------------
                                                     NET INVESTMENT INCOME      $   326,928    $  324,681     $  330,741
                                                                                -----------------------------------------


(B) COMPONENTS OF NET UNREALIZED CAPITAL GAINS (LOSSES) ON BONDS AND SHORT-TERM INVESTMENTS

                                                                                   2005            2004          2003
                                                                                -----------------------------------------
Gross unrealized capital gains                                                  $   108,881     $  236,408    $  176,924
Gross unrealized capital losses                                                     (67,624)       (14,758)       (8,996)
                                                                                -----------------------------------------
Net unrealized capital gains                                                         41,257        221,650       167,928
Balance, beginning of year                                                          221,650        167,928        84,696
                                                                                -----------------------------------------
                   CHANGE IN NET UNREALIZED CAPITAL GAINS (LOSSES) ON BONDS
                                                 AND SHORT-TERM INVESTMENTS     $  (180,393)    $   53,722    $   83,232
                                                                                -----------------------------------------


(C) COMPONENTS OF NET UNREALIZED CAPITAL GAINS (LOSSES) ON COMMON STOCKS

                                                                                   2005            2004          2003
                                                                                -----------------------------------------
Gross unrealized capital gains                                                  $     1,002     $      558    $      376
Gross unrealized capital losses                                                     (31,653)       (31,533)      (30,877)
                                                                                -----------------------------------------
Net unrealized capital losses                                                       (30,651)       (30,975)      (30,501)
Balance, beginning of year                                                          (30,975)       (30,501)      (22,952)
                                                                                -----------------------------------------
                            CHANGE IN NET UNREALIZED CAPITAL GAINS (LOSSES)
                                                           ON COMMON STOCKS     $       324     $     (474)   $   (7,549)
                                                                                -----------------------------------------


(D) COMPONENTS OF NET REALIZED CAPITAL GAINS (LOSSES)

                                                                                   2005            2004          2003
                                                                                -----------------------------------------
Bonds and short-term investments                                                $      (912)    $   21,229    $   12,602
Common stocks                                                                            --           (266)          657
Other invested assets                                                                (7,003)        (5,798)       (4,393)
                                                                                -----------------------------------------
Realized capital gains (losses)                                                      (7,915)        15,165         8,866
Capital gains tax (benefit) expense                                                  (5,439)        23,483        21,938
                                                                                -----------------------------------------
Net realized capital losses, after tax                                               (2,476)        (8,318)      (13,072)
Less: amounts transferred to IMR                                                     (2,530)         6,582         9,641
                                                                                -----------------------------------------
                             NET REALIZED CAPITAL GAINS (LOSSES), AFTER TAX     $        54     $  (14,900)   $  (22,713)
                                                                                -----------------------------------------

For the years ended December 31, 2005, 2004 and 2003, sales of bonds and short-term investments resulted in proceeds of $2,440,767, $1,868,164 and $2,523,341, gross realized capital gains of $18,351, $25,465 and $23,090, and gross realized capital losses of $19,087, $2,900 and $6,150 respectively, before transfers to the IMR.

For the years ended December 31, 2005, 2004 and 2003, sales of common and preferred stocks resulted in proceeds of $0, $1,814 and $4,031, gross realized capital gains of $0, $50 and $715, and gross realized capital losses of $0, $314 and $5, respectively.

(E) INVESTMENTS -- DERIVATIVE INSTRUMENTS

OVERVIEW

The Company may at any time use derivative instruments, including swaps, caps, floors, options, forwards and futures, in order to achieve one of four Company approved objectives: to hedge risk arising from interest rate, price or currency exchange rate volatility; to manage liquidity; to control transaction costs or to enter into income generation and replication transactions. On the date the derivative contract is entered into, the Company designates the derivative as hedging (fair value, cash flow or net investment in a foreign operation), income generation, replication or held for other investment and risk management activities, which primarily involve managing asset or liability related risks which do not qualify for hedge accounting under SSAP No. 86. The Company's derivative transactions are permitted uses of derivatives under the derivatives use plan filed and/or approved, as applicable, by the State of Connecticut and State of New York insurance departments.

Interest rate swaps and total return swaps involve the periodic exchange of payments with other parties, at specified intervals, calculated using the agreed upon rates or indices and notional principal amounts. Generally, no cash or principal payments are exchanged at the inception of the contract. Typically, at the time a swap is entered into, the cash flow streams exchanged by the counterparties are equal in value.

Credit default swaps entitle one party to receive a periodic fee in exchange for an obligation to compensate the other party should a credit event occur on the part of the issuer.

Interest rate cap and floor contracts entitle the purchaser to receive from the issuer at specified dates, the amount, if any, by which a specified market rate exceeds the cap strike rate or falls below the floor strike rate, applied to a notional principal amount. A premium payment is made by the purchaser of the contract at its inception, and no principal payments are exchanged.

Forward contracts are customized commitments to either purchase or sell designated financial instruments, at a future date, for a specified price and may be settled in cash or through delivery of the underlying instrument.

Financial futures are standardized commitments to either purchase or sell designated financial instruments, at a future date, for a specified price and may be settled in cash or through delivery of the underlying instrument. Futures contracts trade on organized exchanges. Margin requirements for futures are met by pledging securities, and changes in the futures' contract values are settled daily in cash.

Option contracts grant the purchaser, for a premium payment, the right to either purchase from or sell to the issuer a financial instrument at a specified price, within a specified period or on a stated date.

Foreign currency swaps exchange an initial principal amount in two currencies, agreeing to re-exchange the currencies at a future date, at an agreed upon exchange rate. There is also periodic exchange of payments at specified intervals calculated using the agreed upon rates and exchanged principal amounts.

STRATEGIES

The notional value and fair value of derivative instruments used during the year are disclosed in the strategy discussions below. During the years 2005 and 2004, the Company did not transact in or hold any position related to net investment hedges in a foreign operation, replication transactions or income generating transactions. The notional amounts of derivative contracts represent the basis upon which pay or receive amounts are calculated and are not reflective of credit risk. Notional amounts pertaining to derivative instruments at December 31, 2005 and 2004 were $6,094,961 and $1,455,253, respectively. The fair value of derivative instruments are based upon widely accepted pricing valuation models which utilize independent third party data as inputs, broker quotations, or independent market quotations. The fair value of derivative instruments at December 31, 2005 and 2004 were $118,523 and $(29,914), respectively.

CASH-FLOW HEDGES

Interest rate swaps: Interest rate swaps are primarily used to convert interest receipts on floating-rate fixed maturity investments to fixed rates. The Company did not hedge forecasted transactions other than the interest payments on floating-rate securities. There were no gains and losses classified in unrealized gains and losses related to cash flow hedges that have been discontinued because it was no longer probable that the original forecasted transactions would occur by the end of the originally specified time period. As of December 31, 2005 and 2004, interest rate swaps used in cash flow hedge relationships had a notional value of $270,000 and $220,000, respectively, and a fair value of $(5,887) and $(604), respectively, and a carrying value of $0.

Foreign currency swaps: Foreign currency swaps are used to convert foreign denominated cash flows associated with certain foreign denominated fixed maturity investments to U.S. dollars. The foreign fixed maturities are primarily denominated in Euros and are swapped to minimize cash flow fluctuations due to changes in currency rates. As of December 31, 2005 and 2004 foreign currency swaps used in cash flow hedge relationships had a notional value of $124,803 and $129,492, respectively, and a fair value of $(8,008) and $(24,927), respectively, and a carrying value of $0.

OTHER INVESTMENT AND RISK MANAGEMENT ACTIVITIES

Interest rate caps and swaptions: The Company is exposed to policyholder surrenders during a rising interest rate environment. Interest rate cap and swaption contracts are used to mitigate the Company's loss in a rising interest rate environment. The increase in yield from the cap and swaption contract in a rising interest rate environment may be used to raise credited rates, thereby increasing the Company's competitiveness and reducing the policyholder's incentive to surrender. As of December 31, 2005 and 2004 interest rate caps and swaptions used to mitigate risk in a rising interest rate environment had a notional value of $1,016,000 and a fair value of $333 and $1,189, respectively, and a carrying value of $333 and $1,189, respectively. As of December 31, 2005 and 2004, the average fair value for interest rate caps and swaptions was $619 and $3,619, respectively in asset value. There were no realized gains and losses during the years 2005, 2004 and 2003.

Credit default and total return swaps: The Company enters into swap agreements in which the Company assumes or reduces credit exposure from an individual entity, referenced index or asset pool. As of December 31, 2005 and 2004, total return swaps had a notional value of $15,500 and $40,000, respectively, and a fair value of $(106) and $122, respectively, and a carrying value of $(106) and $122, respectively. As of December 31, 2005 and 2004 the average fair value for credit default and total return swaps was $(76) and $26, respectively in asset value. For the years ended December 31, 2005, 2004 and 2003, credit derivatives reported gains of $641, $28 and $0, respectively, in realized capital gains and losses.

Futures contracts, equity index options, total return and interest rate swap contracts: The Company enters into interest rate futures, Standard and Poor's ("S&P") 500, and NASDAQ index futures contracts and put and call options, as well as interest rate and total return Europe, Asia, and Far East swap contracts to hedge exposure to the volatility associated with the portion of the guaranteed minimum withdrawal benefit ("GMWB") liabilities which are not reinsured and periodically hedge anticipated GMWB new business. As of December 31, 2005 and 2004, derivative contracts in this strategy had a notional value of $3,525,973 and $0, respectively, and a fair value of $118,557 and $0, respectively, and a carrying value of $118,557 and $0, respectively. As of December 31, 2005 and 2004, the average fair value the derivative contracts in this strategy was $39,313 and $0, respectively. For the year ended December 31, 2005, derivative contracts in this strategy reported a loss of $(753) in realized capital gains and losses. There were no realized gains and losses during the years 2004 and 2003.

Equity index options: The Company purchased S&P 500 options contracts to economically hedge the statutory reserve impact of equity arising primarily from Guaranteed Minimum Death Benefits ("GMDB") obligation against a decline in the equity markets. As of December 31, 2005 and 2004, derivative contracts in this strategy had a notional value of $1,142,185 and $0, respectively, and a fair value of $13,456 and $0, respectively, and a carrying value of $13,456 and $0, respectively. As of December 31, 2005 and 2004, the average fair value the derivative contracts in this strategy was $1,121 and $0, respectively. There were no realized gains and losses during the years 2005, 2004 and 2003.

Foreign currency swaps, forwards and put and call options: The Company enters into foreign currency swaps and forwards, purchases foreign put options and writes foreign call options to hedge the foreign currency exposures in certain of its foreign fixed maturity investments. As of December 31, 2005 and 2004, foreign currency swaps had a notional value of $0 and $49,262, respectively, and a fair value of $0 and $(5,902), respectively, and a carrying value of $0 and $(5,902), respectively. As of December 31, 2005 and 2004 the average fair value for foreign currency derivatives was $(1,517) and $(842), respectively in liability value. For the year ended December 31, 2005, derivative contracts in this strategy reported a loss of $(1,788) in realized capital gains and losses. There were no realized gains and losses during the years 2004 and 2003.

Warrants: During 2003, the Company received warrant contracts as part of a reinsurance treaty settlement. As of December 31, 2005 and 2004, the warrants had a notional value of $500 and a fair value of $178 and $208, respectively, and a carrying value of $178 and $208, respectively. As of December 31, 2005 and 2004, the average fair value of the warrants was $300 and $313, respectively. There were no realized gains and losses during the years 2005, 2004 and 2003.

CREDIT RISK

The Company's derivatives counterparty exposure policy establishes market-based credit limits, favors long-term financial stability and creditworthiness, and typically requires credit enhancement/credit risk reducing agreements. By using derivative instruments, the Company is exposed to credit risk, which is measured as the amount owed to the Company based on current market conditions and potential payment obligations between the Company and its counterparties. When the fair value of over-the-counter derivative contracts is positive, this indicates that the counterparty owes the Company, and, therefore, exposes the Company to credit risk.

Credit exposures are generally quantified daily and netted, and collateral is pledged to and held by, or on behalf of, the Company to the extent the current value of derivatives exceeds exposure policy thresholds. The Company also minimizes the credit risk in derivative instruments by entering into transactions with high quality counterparties that are reviewed periodically by the Company's internal compliance unit, reviewed frequently by senior management and reported to the Company's Finance Committee of the Board of Directors. The Company also maintains a policy of requiring all derivative contracts be governed by an International Swaps and Derivatives Association Master Agreement which is structured by legal entity and by counterparty and permits right of offset.

(F) CONCENTRATION OF CREDIT RISK

The Company aims to maintain a diversified investment portfolio including issuer, sector and geographic stratification, and has established certain exposure limits, diversification standards and review procedures to mitigate credit risk. The Company is not exposed to any credit concentration risk of a single issuer, excluding U.S. Government and government agency securities and wholly owned subsidiaries, greater than 10% of the Company's capital and surplus as of December 31, 2005.

(G) BONDS, SHORT-TERM INVESTMENTS, COMMON STOCKS AND PREFERRED STOCKS

                                                                                  DECEMBER 31, 2005
                                                            --------------------------------------------------------------
                                                             Statement         Gross           Gross          Estimated
                                                                             Unrealized      Unrealized          Fair
                                                               Value           Gains           Losses           Value
                                                            --------------------------------------------------------------
BONDS AND SHORT-TERM INVESTMENTS
U.S. Government and government agencies and
   authorities:
   -- Guaranteed and sponsored                              $     14,009     $       14      $      (94)     $     13,929
   -- Guaranteed and sponsored -- asset backed                   670,257          1,326         (10,434)          661,149
States, municipalities and political subdivisions                 36,173            681            (299)           36,555
International governments                                         46,486          4,615            (564)           50,537
Public utilities                                                 429,209          7,123          (5,579)          430,753
All other corporate                                            2,519,951         70,032         (33,027)        2,556,956
All other corporate -- asset-backed                            1,699,360         25,090         (17,627)        1,706,823
Short-term investments                                           291,172             --              --           291,172
Parents, subsidiaries and affiliates                              61,725             --              --            61,725
                                                            --------------------------------------------------------------
                TOTAL BONDS AND SHORT-TERM INVESTMENTS      $  5,768,342     $  108,881      $  (67,624)     $  5,809,599
                                                            --------------------------------------------------------------


                                                                                  DECEMBER 31, 2005
                                                            --------------------------------------------------------------
                                                                               Gross            Gross         Estimated
                                                                             Unrealized      Unrealized          Fair
                                                                Cost           Gains           Losses           Value
                                                            --------------------------------------------------------------
COMMON STOCKS
Common stock -- unaffiliated                                $      5,559     $     1,002     $       (8)     $      6,553
Common stock -- affiliated                                        36,884              --        (31,645)            5,239
                                                            --------------------------------------------------------------
                                   TOTAL COMMON STOCKS      $     42,443     $     1,002     $  (31,653)     $     11,792
                                                            --------------------------------------------------------------


                                                                                  DECEMBER 31, 2005
                                                            --------------------------------------------------------------
                                                                               Gross           Gross          Estimated
                                                             Statement       Unrealized      Unrealized          Fair
                                                               Value           Gains           Losses           Value
                                                            --------------------------------------------------------------
PREFERRED STOCKS
Preferred stock -- unaffiliated                             $     13,254     $       --      $     (318)     $     12,935
                                                            --------------------------------------------------------------
                                TOTAL PREFERRED STOCKS      $     13,254     $       --      $     (318)     $     12,935
                                                            --------------------------------------------------------------

                                                                                  DECEMBER 31, 2004
                                                            --------------------------------------------------------------
                                                             Statement         Gross           Gross          Estimated
                                                                             Unrealized      Unrealized          Fair
                                                               Value           Gains           Losses           Value
                                                            --------------------------------------------------------------
BONDS AND SHORT-TERM INVESTMENTS
U.S. Government and government agencies and
   authorities:
   -- Guaranteed and sponsored                              $     29,257     $      211      $      (98)     $     29,370
   -- Guaranteed and sponsored -- asset backed                   476,051          5,071          (1,180)          479,942
International governments                                         41,802          4,721            (337)           46,186
Public utilities                                                 326,596         15,503            (878)          341,221
All other corporate                                            2,700,917        161,356          (7,801)        2,854,472
All other corporate -- asset-backed                            1,784,676         49,546          (4,464)        1,829,758
Short-term investments                                           189,332             --              --           189,332
Parents, subsidiaries and affiliates                              26,725             --              --            26,725
                TOTAL BONDS AND SHORT-TERM INVESTMENTS      $  5,575,356     $  236,408      $  (14,758)     $  5,797,006

                                                                                  DECEMBER 31, 2004
                                                            --------------------------------------------------------------
                                                                               Gross            Gross         Estimated
                                                                             Unrealized      Unrealized          Fair
                                                                Cost           Gains           Losses           Value
                                                            --------------------------------------------------------------
COMMON STOCKS
Common stock -- unaffiliated                                $      5,346     $       558     $      (17)     $      5,887
Common stock -- affiliated                                        36,884              --        (31,516)            5,368
                                                            --------------------------------------------------------------
                                   TOTAL COMMON STOCKS      $     42,230     $       558     $  (31,533)     $     11,255
                                                            --------------------------------------------------------------


The statement value and estimated fair value of bonds at December 31, 2005 by estimated maturity year are shown below. Estimated maturities may differ from contractual maturities due to call or prepayment provisions. Asset-backed securities, including mortgage-backed securities and collateralized mortgage obligations, are distributed to maturity year based on the Company's estimate of the rate of future prepayments of principal over the remaining lives of the securities. These estimates are developed using prepayment speeds provided in broker consensus data. Such estimates are derived from prepayment speeds experienced at the interest rate levels projected for the applicable underlying collateral. Actual prepayment experience may vary from these estimates

                                                                  Statement        Estimated
                                                                    Value         Fair Value
                                                                -------------------------------
MATURITY
Due in one year or less                                         $     741,758    $     745,151
Due after one year through five years                               1,871,149        1,885,244
Due after five years through ten years                              2,017,974        2,033,176
Due after ten years                                                 1,137,461        1,146,028
                                                                -------------------------------
                                                      TOTAL     $   5,768,342    $   5,809,599
                                                                -------------------------------


At December 31, 2005 and 2004, securities with a statement value of $3,508 and $3,969, respectively, were on deposit with government agencies as required by law in various jurisdictions in which the Company conducts business.

(H) MORTGAGE LOANS

The maximum and minimum lending rates for the Company's commercial mortgage loans outstanding during 2005 were 9.50% and 5.78%. During 2005, the Company did not reduce interest rates on any outstanding mortgage loans. For loans held at December 31, 2005, the highest loan to value percentage of any one loan at the time of loan origination, exclusive of insured, guaranteed, purchase money mortgages or construction loans was 79.23%. There were no taxes, assessments or amounts advanced and not included in the mortgage loan total. As of December 31, 2005, the Company did not hold mortgages with interest more than 180 days past due. There were no impaired mortgage loans as of December 31, 2005 and 2004.

(I) RESTRUCTURED DEBT IN WHICH THE COMPANY IS A CREDITOR

The total recorded investment in restructured loans, as of December 31, 2005 and 2004 was $0 and $1,207, respectively. The realized capital losses related to these loans, as of December 31, 2005 and 2004 were $0 and $157, respectively.

(J) FAIR VALUE OF FINANCIAL INSTRUMENTS

                                                                          2005                           2004
                                                               -----------------------------------------------------------
                                                                Statement      Estimated       Statement      Estimated
                                                                                  Fair                           Fair
                                                                  Value          Value           Value          Value
                                                               -----------------------------------------------------------
ADMITTED ASSETS
   Bonds and short-term investments                            $ 5,768,342    $  5,809,599    $ 5,575,356    $  5,797,006
   Common stocks                                                    11,792          11,792         11,255          11,255
   Preferred stocks                                                 13,254          12,935             --              --
   Policy loans                                                    323,911         323,911        310,520         310,520
   Mortgage loans                                                   98,529          99,287         69,626          78,851
   Derivative related assets                                       135,699         124,391          1,397           1,397
   Other invested assets                                            25,646          25,646         26,961          26,961
LIABILITIES
   Liability for Deposit Type Contracts                        $   100,325    $    100,325    $   121,745    $    121,745
   Derivative related liabilities                                    3,281           5,868          5,780          31,011
                                                               -----------------------------------------------------------


The following methods and assumptions were used to estimate the fair value of each class of financial instruments: the fair value for bonds, preferred stocks and common stocks are published by the NAIC or are determined by independent third party pricing service market quotations, independent broker quotations, or pricing matrices that use data provided by external sources; the amortized cost of short-term investments approximate fair value; the fair values of mortgage loans are estimated using discounted cash flow calculations based on current incremental lending rates for similar type loans; policy loans carrying amounts approximate fair value; the fair value of derivative instruments is based upon either independent market quotations for exchange traded derivative contracts and independent third party pricing sources or pricing valuation models which utilize independent third party data as inputs; investments in partnerships and trusts are based on external market valuations from partnership and trust management; and the fair value of liabilities on deposit funds and other benefits is determined by forecasting future cash flows and discounting the forecasted cash flows at current market rates.

(K) SECURITIES LENDING AND COLLATERAL ARRANGEMENTS

The Company participates in a securities lending program to generate additional income, whereby certain domestic fixed income securities are loaned for a short period of time from the Company's portfolio to qualifying third parties, via a lending agent. Borrowers of these securities provide collateral of 102% of the market value of the loaned securities. Acceptable collateral may be in the form of cash or U.S. Government securities. The market value of the loaned securities is monitored and additional collateral is obtained if the market value of the collateral falls below 100% of the market value of the loaned securities. Under the terms of the securities lending program, the lending agent indemnifies the Company against borrower defaults. As of December 31, 2005 and 2004, the fair value of the loaned securities was approximately $128,082 and $180,346, respectively, and was included in bonds in the Statements of Admitted Assets, Liabilities and Surplus. The Company retains a portion of the income earned from the cash collateral or receives a fee from the borrower. The Company recorded before-tax income from securities lending transactions, net of lending fees, of $159 and $230, for the years ended December 31, 2005 and 2004, respectively, which was included in net investment income.

The Company also enters into various collateral arrangements, which require both the pledging and accepting of collateral in connection with its derivative instruments. As of December 31, 2005 and 2004, collateral pledged of $8,058 and $8,624, respectively, was included in bonds, on the Statements of Admitted Assets, Liabilities and Surplus.

As of December 31, 2005 and 2004, the Company had accepted collateral relating to the securities lending program and derivative instruments consisting of cash, U.S. Government and U.S. Government agency securities with a fair value of $202,196 and $183,321, respectively. At December 31, 2005 and 2004, cash collateral of $163,680 and $183,321, respectively, was invested and recorded in the Statements of Admitted Assets, Liabilities and Surplus in cash and short-term investments securities with a corresponding amount recorded in other liabilities. The Company is only permitted by contract to sell or repledge the noncash collateral in the event of a default by the counterparty and none of the collateral has been sold or repledged at December 31, 2005 and 2004. As of December 31, 2005 and 2004, all collateral accepted was held in separate custodial accounts.

(L) SECURITY UNREALIZED LOSS AGING

The Company has a security monitoring process overseen by a committee of investment and accounting professionals that, on a quarterly basis, identifies securities in an unrealized loss position that could potentially be other-than-temporarily impaired. For further discussion regarding the Company's other-than-temporary impairment policy, see Note No. 2, Summary of Significant Accounting Policies. Due to the issuers' continued satisfaction of the securities' obligations in accordance with their contractual terms and the expectation that they will continue to do so, management's intent and ability to hold these securities for a period of time sufficient to allow for any anticipated recovery in market value, as well as the evaluation of the fundamentals of the issuers' financial condition and other objective evidence, the Company believes that the prices of the securities in the sectors identified in the tables below were temporarily depressed as of December 31, 2005 and 2004.

The following table presents cost or statement value, fair value, and unrealized losses for the Company's bonds and equity securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2005.

                                                                     December 31, 2005
                            --------------------------------------------------------------------------------------------------
                                    Less Than 12 Months             12 Months or More                     Total
                            --------------------------------------------------------------------------------------------------
                            Amortized   Fair      Unrealized  Amortized  Fair     Unrealized   Amortized  Fair     Unrealized
                              Cost      Value       Losses       Cost    Value      Losses       Cost     Value      Losses
                            --------------------------------------------------------------------------------------------------
U.S. Gov't and Gov't
   agencies and
   authorities
  -- guaranteed and
    sponsored                $  10,334  $  10,315  $   (19)    $ 2,596   $ 2,521  $   (75)      $ 12,930  $  12,836   $   (94)
  -- guaranteed and
    sponsored
    -- asset-backed            432,499    424,183   (8,316)     58,018    55,900   (2,118)       490,517    480,083   (10,434)
States, municipalities
   and Political
   subdivisions                 11,173     10,875     (298)         --        --       --         11,173     10,874      (298)
International governments        5,206      5,119      (87)     11,024    10,547     (477)        16,230     15,666      (564)
Public utilities               170,756    166,127   (4,629)     26,193    25,243     (950)       196,949    191,370    (5,579)
All other corporate
   including
   international             1,014,471    988,970  (25,501)    190,306   182,781   (7,525)     1,204,777  1,171,750   (33,026)
All other corporate --
   asset-backed                682,612    670,729  (11,883)    215,025   209,281   (5,744)       897,637    880,010   (17,627)
                            --------------------------------------------------------------------------------------------------
   TOTAL FIXED MATURITIES    2,327,051  2,276,318  (50,733)    503,162   486,272  (16,890)     2,830,213  2,762,589   (67,623)
Common stock --
   unaffiliated                    491        488       (3)          5        --       (5)           496        488        (8)
Common stock --
   affiliated                       --         --       --      36,884     5,239  (31,645)        36,884      5,239   (31,645)
Preferred Stock
   --unaffiliated               13,253     12,935     (318)         --        --       --         13,253     12,935      (318)
                            --------------------------------------------------------------------------------------------------
             TOTAL EQUITY       13,744     13,423     (321)     36,889     5,239  (31,650)        50,633     18,662   (31,971)
                            --------------------------------------------------------------------------------------------------
         TOTAL SECURITIES   $2,340,795 $2,289,741 $(51,054)   $540,051  $491,511 $(48,540)    $2,880,846 $2,781,251  $(99,594)
                            --------------------------------------------------------------------------------------------------


The following discussion refers to the data presented in the table above, excluding affiliated common stock. The Company holds 100% of the common stock of a non-life insurance subsidiary which is stated at fair value in the Statements of Admitted Assets, Liabilities and Surplus. The Company does not have any current plans to dispose of this investment.

As of December 31, 2005, fixed maturities represented approximately 100% of the Company's total unrealized loss amount which was comprised of approximately 570 different securities. Approximately 93% of the total unrealized loss amount was comprised of securities with fair value to amortized cost ratios as of December 31, 2005 greater than 90%. The Company held no securities as of December 31, 2005 that were in an unrealized loss position in excess of $1,267.

Securities in an unrealized loss position for less than twelve months were comprised of approximately 440 securities of which 96%, or $48,639, were comprised of securities with fair value to amortized cost ratios at or greater than 90%. The majority of these securities are investment grade securities depressed due to changes in interest rates from the date of purchase.

The securities depressed for twelve months or more as of December 31, 2005 were comprised of approximately 140 securities. Of the twelve months or more unrealized loss amount 96%, or $16,276, was comprised of securities with fair value to amortized cost ratios as of December 31, 2005 greater than 90%. The majority of the securities depressed for twelve months or more are investment grade securities depressed primarily due to changes in interest rates from the date of purchase.

The following table presents amortized cost, fair value, and unrealized losses for the Company's bond and equity securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2004.

                                                                    December 31, 2004
                             --------------------------------------------------------------------------------------------
                                 Less Than 12 Months               12 Months or More                     Total
                             --------------------------------------------------------------------------------------------
                             Amortized  Fair     Unrealized  Amortized   Fair   Unrealized  Amortized    Fair    Unrealized
                               Cost     Value     Losses       Cost     Value    Losses       Cost      Value     Losses
                             ----------------------------------------------------------------------------------------------
U.S. Gov't and Gov't
   agencies and
   authorities
  -- guaranteed and
    sponsored                  $12,590  $12,492   $   (98)   $    --  $     --  $     --    $   12,590   $ 12,492  $   (98)
  -- guaranteed and
    sponsored
    -- asset-backed            157,272  156,301      (971)      6,714    6,505      (209)      163,986    162,806   (1,180)
International governments           --       --        --      10,517   10,180      (337)       10,517     10,180     (337)
Public utilities                29,873   29,638      (235)     16,122   15,479      (643)       45,995     45,117     (878)
All other corporate
   including international     373,010  367,665    (5,345)     65,001   62,545    (2,456)      438,011    430,210   (7,801)
All other corporate --
   asset-backed                423,586  419,730    (3,856)     26,610   26,002      (608)      450,196    445,732   (4,464)
                              ---------------------------------------------------------------------------------------------
    TOTAL FIXED MATURITIES     996,331  985,826   (10,505)    124,964  120,711    (4,253)    1,121,295  1,106,537  (14,758)
Common stock --
   unaffiliated                     --       --        --         696      679       (17)          696        679      (17)
Common stock -- affiliated          --       --        --      36,884    5,368   (31,516)       36,884      5,368  (31,516)
                              ---------------------------------------------------------------------------------------------
              TOTAL EQUITY          --       --        --      37,580    6,047   (31,533)       37,580      6,047  (31,533)
                              ---------------------------------------------------------------------------------------------
          TOTAL SECURITIES    $996,331 $985,826  $(10,505)   $162,544 $126,758  $(35,786)   $1,158,875 $1,112,584 $(46,291)
                              ---------------------------------------------------------------------------------------------


As part of the Company's ongoing security monitoring process by a committee of investment and accounting professionals, the Company has reviewed its investment portfolio and concluded that there were no additional other-than-temporary impairments as of December 31, 2005 and 2004. Due to the issuers' continued satisfaction of the securities' obligations in accordance with their contractual terms and the expectation that they will continue to do so, management's intent and ability to hold these securities, as well as the evaluation of the fundamentals of the issuers' financial condition and other objective evidence, the Company believes that the prices of the securities in the sectors identified above were temporarily depressed.

The evaluation for other-than-temporary impairments is a quantitative and qualitative process, which is subject to risks and uncertainties in the determination of whether declines in the fair value of investments are other-than-temporary. The risks and uncertainties include changes in general economic conditions, the issuer's financial condition or near term recovery prospects and the effects of changes in interest rates.

4. INCOME TAXES:

The Company and The Hartford have entered into a tax sharing agreement under which each member of the consolidated U.S. Federal income tax return will make payments between them such that, with respect to any period, the amount of taxes to be paid by the Company, subject to certain adjustments, generally will be determined as though the Company was filing a separate Federal income tax return.

(A) The components of the net deferred tax asset as of December 31, are as follows:

--------------------------------------------------------------------------------------------
                                                                                                   2005          2004
                                                                                                 ------------------------
Total of all deferred tax assets (admitted and non-admitted)                                     $ 539,349     $ 446,816
Total of all deferred tax liabilities                                                              (36,378)      (29,360)
                                                                                                 ------------------------
Net deferred assets                                                                                502,971       417,456
Net admitted deferred asset                                                                         87,160        97,105
                                                                                                 ------------------------
Total deferred tax assets non-admitted                                                           $ 415,811     $ 320,351
                                                                                                 ------------------------
Increase in deferred taxes non-admitted                                                          $  95,460     $   9,785
                                                                                                 ------------------------


(B)  Deferred tax liabilities are not recognized for the following amounts:

Prior to the Tax Reform Act of 1984, the Life Insurance Company Income Tax Act of 1959 permitted the deferral from taxation of a portion of statutory income under certain circumstances. In these situations, the deferred income was accumulated in a "Policyholders' Surplus Account" and would be taxable only under conditions which management considered to be remote; therefore, no federal income taxes have been provided on the balance in this account. The American Jobs Creation Act of 2004, which was enacted in October 2004, allows distributions to be made from the Policyholders' Surplus Account free of tax in 2005 and 2006. The Company anticipates that, based on currently available information, this change will permanently eliminate the tax on this deferred income.

(C) The components of incurred income tax expense and the change in deferred tax assets and deferred tax liabilities as of December 31, are as follows:

                                                                                      2005          2004         2003
                                                                                    -------------------------------------
Federal                                                                             $  42,463    $  (87,470)   $ (21,840)
                                                                                    -------------------------------------
Foreign                                                                                    --            --        1,885
                                                                                    -------------------------------------
Federal income tax on capital gains                                                    (5,439)       23,483       21,940
                                                                                    -------------------------------------
                                                 CURRENT INCOME TAXES INCURRED      $  37,024    $  (63,987)   $   1,985
                                                                                    -------------------------------------


The changes in the main components of deferred tax assets and deferred tax liabilities are as follows:

Deferred tax assets resulting from book/tax difference:

                                                                                      2005          2004         Change
                                                                                   ---------------------------------------
Reserves                                                                           $   53,335    $    44,480    $   8,855
Tax DAC                                                                               252,114        245,155        6,959
Bonds                                                                                   9,114          8,536          578
NOL carryforward/AMT credits                                                          168,737        114,164       54,573
Software project deferral                                                               2,763          2,763           --
Other                                                                                  53,286         31,718       21,568
                                                                                   ---------------------------------------
                                                    TOTAL DEFERRED TAX ASSETS      $  539,349    $   446,816    $  92,533
                                                                                   ---------------------------------------
                                             DEFERRED TAX ASSETS NON-ADMITTED      $  415,811    $   320,351    $  95,460
                                                                                   ---------------------------------------


Deferred tax liabilities resulting from book/tax difference:

                                                                                      2005          2004         Change
                                                                                    -------------------------------------
Bonds                                                                               $ (17,000)    $ (15,793)    $ (1,207)
Accrued deferred compensation                                                          (5,475)       (1,710)      (3,765)
Deferred and uncollected                                                              (13,010)      (11,237)      (1,773)
Other                                                                                    (893)         (620)        (273)
                                                                                    -------------------------------------
                                                 TOTAL DEFERRED TAX LIABILITIES     $ (36,378)    $ (29,360)    $ (7,018)
                                                                                    -------------------------------------


                                                                                       2005          2004        Change
                                                                                     ------------------------------------
Total deferred tax assets                                                            $ 539,349    $  446,816    $ 92,533
Total deferred tax liabilities                                                         (36,378)      (29,360)     (7,018)
                                                                                     ------------------------------------
Net deferred tax asset (liability)                                                   $ 502,971    $  417,456    $ 85,515
                                                                                     ------------------------------------
Less: Change in deferred tax on unrealized gains (losses)                                                          3,246
                                                                                     ------------------------------------
Change in net deferred income tax                                                                               $ 82,269
Less: Change in deferred tax on nonadmitted asset                                                                 14,932
                                                                                     ------------------------------------
Adjustment change in net deferred income tax                                                                    $ 67,337
                                                                                     ------------------------------------


(D) The Company's income tax expense and change in deferred tax assets and deferred tax liabilities as of December 31, differs from the amount obtained by applying the Federal statutory rate of 35% to the Net Gain from Operations Before Federal Income Tax (Benefit) Expense for the following reasons:

                                                           Effective                  Effective                Effective
                                                              Tax                        Tax                      Tax
                                                 2005        Rate          2004          Rate        2003        Rate
                                              ---------------------------------------------------------------------------
Tax provision at statutory rate               $   89,641     35.0%      $    67,442     35.0%      $  96,886     35.0%
Tax preferred investments                       (114,783)   (44.8%)         (78,652)   (40.8%)       (69,159)   (25.0%)
Unrealized gains/(losses)                             --       --            (5,367)    (2.8%)            --       --
IMR adjustment                                    (3,643)    (1.4%)            (369)    (0.2%)            --       --
1998-2001 IRS audit                                   --       --          (102,502)   (53.2%)            --       --
Other                                             (1,526)    (0.6%)           3,872      2.0%          2,741      1.0%
                                              ---------------------------------------------------------------------------
                                   TOTAL      $  (30,311)   (11.8%)     $  (115,576)   (60.0%)     $  30,468     11.0%
                                              ---------------------------------------------------------------------------

                                                           Effective                  Effective                Effective
                                                              Tax                        Tax                      Tax
                                                 2005         Rate          2004         Rate         2003       Rate
                                               --------------------------------------------------------------------------
Federal and foreign income tax incurred        $  37,024      14.4%      $   (63,987)   (33.2)%     $   1,985      0.7%
Change in net deferred income taxes              (67,337)    (26.2)%         (51,589)   (26.8)%        28,483     10.3%
                                               --------------------------------------------------------------------------
             TOTAL STATUTORY INCOME TAXES      $ (30,311)    (11.8)%     $  (115,576)   (60.0)%     $  30,468     11.0%
                                               --------------------------------------------------------------------------


(E)  As of December 31, 2005, the Company had no operating loss carry forwards.

The following are year to date income taxes incurred in the current and prior years that will be available for recoupment in the event of future net losses:

2005           $  41,532
2004           $   7,825
2003           $   1,985

(F) The Company's Federal income tax return is consolidated within The Hartford Financial Services Group, Inc. consolidated Federal income tax return. The method of allocation between the companies is subject to written agreement, approved by the Board of Directors. Allocation is based upon separate return calculations with current credit for net losses, to the extent available for use by the group. Intercompany tax balances are settled quarterly.

5. REINSURANCE:

The Company cedes insurance to other insurers in order to limit its maximum losses. Such transfer does not relieve the Company of its primary liability to the policyholder. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company reduces this risk by evaluating the financial condition of reinsurers and monitoring for possible concentrations of credit risk.

The Company cedes significant portions of its variable annuity business written since 1994 to RGA Reinsurance Company ("RGA"). Certain core annuity products were included in this reinsurance arrangement beginning in the first quarter of 2002 and, as such, the amounts ceded to RGA have increased. Additionally, the Company has a liability for funds held under coinsurance with RGA of $200,000 as of December 31, 2005 and 2004. The liability is included as a component of Other Liabilities on the Statements of Admitted Assets, Liabilities and Surplus.

The Company has a reinsurance agreement under which the reinsurer has a limited right to unilaterally cancel any reinsurance for reasons other than for nonpayment of premium or other similar credits. The estimated amount of aggregate reduction in surplus of this limited right to unilaterally cancel this reinsurance agreement by the reinsurer for which cancellation results in a net obligation of the company to the reinsurer, and for which such obligation is not presently accrued is $236,814 in 2005, an increase of $16,816 from the 2004 balance of $219,998. The total amount of reinsurance credits taken for this agreement is $364,330 in 2005, an increase of $25,872 from the 2004 balance of $338,458.

In the third quarter of 2005, the Company entered into a reinsurance agreement with Hartford Life Insurance K.K. ("HLIKK"), a related party and subsidiary of Hartford Life, Inc. Through the reinsurance agreement, HLIKK agreed to cede and the Company agreed to reinsure 100% of the risks associated with the in-force and prospective guaranteed minimum income benefit ("GMIB") riders issued by HLIKK on its variable annuity business. In connection with accepting the GMIB risk for the in-force riders, the Company received premiums collected since inception by HLIKK related to the in-force riders of $38,462 and holds reserves of $38,957 . Prospectively, the Company will receive the rider premium collected by HLIKK and payable monthly in arrears. Depending on the underlying contract form, benefits are paid from the Company to HLIKK either on the guaranteed annuity commencement date when the contract holder's account value is less than the present value of minimum guaranteed annuity payments, or alternatively, during the annuitization phase, when the contract holder's account value is reduced to zero or upon death of the contract holder.

Effective July 7, 2003, the Company entered into an indemnity reinsurance arrangement with Hartford Life and Accident Company ("HLA"). Through this arrangement, the Company automatically ceded 100% of the guaranteed minimum withdrawal benefits incurred on variable annuity contracts that were otherwise not reinsured. During September 2005, the Company recaptured this indemnity reinsurance arrangement from HLA. As a result of the recapture, HLA transferred reserves of $83.3 million, along with hedging assets with a fair value of $126.5 million resulting in cash paid by the Company to HLA of $43.2 million. For the year ended December 31, 2004 and 2003, the amount of ceded premiums was $33,947 and $3,612, respectively. As of December 31, 2004 the reserve credit taken $37,018.

The amount of reinsurance recoverables from reinsurers was $14,593 and $15,488 at December 31, 2005 and 2004, respectively.

The effect of reinsurance as of and for the years ended December 31, is summarized as follows:

                                                               Direct         Assumed          Ceded             Net
                                                            --------------------------------------------------------------
2005
Aggregate Reserves for Life and Accident and Health
   Policies                                                 $  5,709,495    $  1,474,084    $ (1,033,127)   $   6,150,452
Policy and Contract Claim Liabilities                       $     21,717    $      9,087    $     (5,885)   $      24,919
Premium and Annuity Considerations                          $  9,133,178    $    270,423    $   (251,264)   $   9,152,337
Death, Annuity, Disability and Other Benefits               $    214,103    $    115,716    $    (49,707)   $     280,112
Surrenders and Other Fund Withdrawals                       $  7,991,353    $    624,025    $ (1,640,814)   $   6,974,564


                                                               Direct         Assumed          Ceded             Net
                                                            --------------------------------------------------------------
2004
Aggregate Reserves for Life and Accident and Health
   Policies                                                 $  5,626,098    $  1,483,460    $   (948,528)   $   6,161,030
Policy and Contract Claim Liabilities                       $     21,331    $     14,491    $     (8,942)   $      26,880
Premium and Annuity Considerations                          $ 11,712,335    $    259,653    $   (352,200)   $  11,619,788
Death, Annuity, Disability and Other Benefits               $    196,436    $    113,044    $    (40,442)   $     269,038
Surrenders and Other Fund Withdrawals                       $  6,150,801    $    584,474    $ (1,300,184)   $   5,435,091


                                                               Direct         Assumed          Ceded             Net
                                                            --------------------------------------------------------------
2003
Aggregate Reserves for Life and Accident and Health
   Policies                                                 $  5,671,324    $  1,511,423    $   (761,273)   $   6,421,474
Policy and Contract Claim Liabilities                       $     22,699    $     14,201    $     (9,066)   $      27,834
Premium and Annuity Considerations                          $ 12,173,716    $    287,413    $   (345,423)   $  12,115,706
Death, Annuity, Disability and Other Benefits               $    165,828    $    114,575    $    (37,015)   $     243,388
Surrenders and Other Fund Withdrawals                       $  4,904,307    $    546,275    $ (1,071,759)   $   4,378,823


6. PREMIUM AND ANNUITY CONSIDERATIONS (DEFERRED AND UNCOLLECTED)

The following presents premium and annuity considerations (deferred and uncollected) as of December 31,

                                                                                                     2005         2005
                                                                                                   -----------------------
                                                                                                                 Net of
                                                                                                     Gross       Loading
                                                                                                   -----------------------
TYPE
Ordinary New Business                                                                              $   3,309    $   3,798
Ordinary Renewal                                                                                      21,266       34,666
Group Life                                                                                                34           62
                                                                                                   -----------------------
                                                                                        TOTAL      $  24,609    $  38,526
                                                                                                   -----------------------


                                                                                                     2004         2004
                                                                                                   -----------------------
                                                                                                                 Net of
                                                                                                     Gross       Loading
                                                                                                   -----------------------
Type
Ordinary New Business                                                                              $   2,856    $   3,339
Ordinary Renewal                                                                                      18,614       29,980
Group Life                                                                                                37           68
                                                                                                   -----------------------
                                                                                        TOTAL      $  21,507    $  33,387
                                                                                                   -----------------------

7. RELATED PARTY TRANSACTIONS:

Transactions between the Company and its affiliates, relate principally to tax settlements, reinsurance, insurance coverages, rental and service fees, capital contributions and payments of dividends. In addition, certain affiliated insurance companies purchased group annuity contracts from the Company to fund pension costs and claim annuities to settle casualty claims. Investment management fees were allocated by Hartford Investment Management Company and are a component of net investment income. Substantially all general insurance expenses related to the Company, including rent and benefit plan expenses, are initially paid by The Hartford. Indirect expenses may not be indicative of the costs that would have been incurred on a stand alone basis.

Direct expenses are allocated using specific identification and indirect expenses are allocated using other applicable methods. Indirect expenses include those for corporate areas which, depending on type, are allocated based on either a percentage of direct expenses or on utilization. Indirect expenses may not be indicative of the costs that would have been incurred on a stand alone basis.

The Company has an agreement with Woodbury Financial Services ("WFS"), an indirect affiliate, to provide revenues so that WFS achieves break-even results on a pretax basis.

The Company has also invested in bonds of its indirect affiliate, Investment Advisors, Inc., and common stock of its subsidiary, Hartford Life, Ltd.

At December 31, 2005 and 2004, the Company reported $329 and $73,228, respectively, as a receivable from and $34,130 and $37,479, respectively, as a payable to parents, subsidiaries and affiliates. The terms of the settlement require that these amounts be settled generally within 30 days.

For additional information, see Notes 4, 5, 8 and 11.

8. PENSION, RETIREMENT, AND OTHER POST-RETIREMENT AND POST-EMPLOYMENT BENEFITS:

All employees hired by The Hartford's life insurance companies are included in The Hartford's non-contributory defined benefit pension plans. These plans provide pension benefits that are based on years of service and the employee's compensation during the last ten years of employment. The Hartford's funding policy is to contribute annually an amount between the minimum funding requirements set forth in the Employee Retirement Income Security Act of 1974, as amended, and the maximum amount that can be deducted for U.S. Federal income tax purposes. Generally, pension costs are funded through the purchase of group pension contracts sold by affiliates. The costs that were allocated to the Company for pension related expenses were $8,226, $31,786 and $8,599 for 2005, 2004 and 2003, respectively.

Employees of The Hartford's life insurance companies are also provided, through The Hartford, certain health care and life insurance benefits for eligible retired employees. The contribution for health care benefits depends on the retiree's date of retirement and years of service. In addition, this benefit plan has a defined dollar cap, which limits average company contributions. The Hartford has prefunded a portion of the health care and life insurance obligations through trust funds where such prefunding can be accomplished on a tax effective basis. Postretirement health care and life insurance benefits expense allocated to the Company was not material to the results of operations for 2005, 2004 or 2003.

Substantially all employees of the Company are eligible to participate in the Hartford's Investment and Savings Plan under which designated contributions may be invested in common stock of The Hartford or certain other investments. These contributions are matched, up to 3% of compensation, by the Company. In addition, the Company allocates 1.5% of base salary to the plan for each eligible employee earning less than $90,000 and 0.5% of base salary for all other eligible employees. The cost allocated to the Company for the years ended December 31, 2005, 2004 and 2003 was $3,326, $3,842 and $2,727, respectively.

9. CAPITAL AND SURPLUS AND SHAREHOLDER DIVIDEND RESTRICTIONS:

The maximum amount of dividends which can be paid to shareholders by Connecticut domiciled insurance companies, without prior approval, is generally restricted to the greater of 10% of surplus as of the preceding December 31st or the net gain from operations after dividends to policyholders, Federal income taxes and before realized capital gains or (losses) for the previous year. In addition, if any dividend exceeds the insurer's earned surplus, it requires the prior approval of the Connecticut Insurance Commissioner. Dividends are paid as determined by the Board of Directors and are not cumulative. There were no dividends paid or declared in 2005, 2004 or 2003. The amount available for dividend in 2006 is approximately $115,883.

The portion of unassigned funds (surplus) represented or reduced by cumulative unrealized gains and losses is $20,861.

10. SEPARATE ACCOUNTS:

The Company maintained separate account assets totaling $68,323,841 and $62,885,610 as of December 31, 2005 and 2004, respectively. Separate account assets are segregated from other investments and reported at fair value. Separate account liabilities are determined in accordance with prescribed actuarial methodologies, which approximate the market value less applicable surrender charges. The resulting surplus is recorded in the general account statement of operations as a component of Net Transfers to Separate Accounts. The Company's separate accounts are non-guaranteed, wherein the policyholder assumes substantially all the investment risks and rewards. Investment income (including investment gains and losses) and interest credited to policyholders on separate account assets are not separately reflected in the statutory statements of operations.

Separate account management fees, net of minimum guarantees, were $1,079,230, $903,907 and $625,780 for the years ended December 31, 2005, 2004 and 2003, respectively, and are recorded as a component of fee income on the Company's statutory basis Statements of Operations.

An analysis of the Nonguaranteed Separate Accounts as of December 31, 2005 is as follows:

                                                                                                               Total
                                                                                                           ---------------
1.   Premiums considerations or deposits for the year ended 2005                                           $    6,181,003
                                                                                                           ---------------
2.   Reserves @ year end
     I.   For accounts with assets at:
               Market value                                                                                    66,461,296
                                                                                                           ---------------
               Total reserves                                                                              $   66,461,296
                                                                                                           ---------------
     II.  By withdrawal characteristics:
               Subject to discretionary withdrawal                                                         $       51,280
               Market value                                                                                    66,305,288
                                                                                                           ---------------
          Subtotal                                                                                             66,356,568
          Not subject to discretionary withdrawal                                                                 104,728
                                                                                                           ---------------
                                                                                                 TOTAL     $   66,461,296
                                                                                                           ---------------


Below is the reconciliation of Net Transfers to (from) Separate Accounts as of December 31,:

                                                                               2005             2004            2003
                                                                           ----------------------------------------------
Transfer to Separate Accounts                                              $  6,181,003     $  8,453,455    $  7,624,097
Transfer from Separate Accounts                                              (5,041,408)      (2,862,330)     (1,077,533)
                                                                           ----------------------------------------------
Net Transfer to/(from) Separate Accounts                                      1,139,595        5,591,125       6,546,564
Internal Exchanges & Other Separate Account Activity                             52,973           56,855          54,447
                                                                           ----------------------------------------------
                              TRANSFER TO/(FROM) SEPARATE ACCOUNTS ON
                                          THE STATEMENT OF OPERATIONS      $  1,192,568     $  5,647,980    $  6,601,011
                                                                           ----------------------------------------------


11. COMMITMENTS AND CONTINGENT LIABILITIES:

(A) LITIGATION

The Company is or may become involved in various legal actions in the ordinary course of its business, some of which assert claims for substantial amounts. Management expects that the ultimate liability, if any, with respect to such lawsuits, after consideration of provisions made for estimated losses, will not be material to the Company.

BROKER COMPENSATION LITIGATION -- In June 2004, The Hartford received a subpoena from the New York Attorney General's Office in connection with its inquiry into compensation arrangements between brokers and carriers. In mid-September 2004 and subsequently, The Hartford has received additional subpoenas from the New York Attorney General's Office, which relate more specifically to possible anti-competitive activity among brokers and insurers. In October through December 2004, The Hartford received subpoenas or other information requests from Attorneys General and regulatory agencies in more than a dozen jurisdictions regarding broker compensation and possible anti-competitive activity. The Hartford may receive additional subpoenas and other information requests from Attorneys General or other regulatory agencies regarding similar issues. The Hartford also has received a subpoena from the New York Attorney General's Office requesting information related to In addition, The Hartford has received a request for information from the New York Attorney General's Office concerning The Hartford's compensation arrangements in connection with the administration of workers compensation plans. The Hartford intends to continue cooperating fully with these investigations, and is conducting an internal review, with the assistance of outside counsel, regarding the issues under investigation.

On October 14, 2004, the New York Attorney General's Office filed a civil complaint (the "NYAG Complaint") against Marsh & McLennan Companies, Inc., and Marsh, Inc. (collectively, "Marsh"). The complaint alleges, among other things, that certain insurance companies, including The Hartford, participated with Marsh in arrangements to submit inflated bids for business insurance and paid contingent commissions to ensure that Marsh would direct business to them. The Hartford is not joined as a defendant in the action. Although no regulatory action has been initiated against The Hartford in connection with the allegations described in the civil complaint, it is possible that the New York Attorney General's Office or one or more other regulatory agencies may pursue action against The Hartford or one or more of its employees in the future. The potential timing of any such action is difficult to predict. If such an action is brought, it could have a material adverse effect on the Company. Since the filing of the NYAG Complaint, several private actions have been filed against The Hartford asserting claims arising from the allegations of the NYAG Complaint. The Hartford and the individual defendants dispute the allegations and intend to defend these actions vigorously.

There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual funds companies. These regulatory inquiries have focused on a number of mutual fund issues, including market timing and late trading, revenue sharing and directed brokerage, fees, transfer agents and other fund service providers, and other mutual-fund related issues. The potential timing of any resolution of any of these matters or the initiation of any formal action by any of these regulators is difficult to predict. HLI recorded a charge of $66, after-tax, to establish a reserve for the market timing and directed brokerage matters in the first quarter of 2005. Based on recent developments, HLI recorded an additional charge of $36, after-tax, in the fourth quarter of 2005. This reserve is an estimate; in view of the uncertainties regarding the outcome of these regulatory investigations, as well as the tax-deductibility of payments, it is possible that the ultimate cost to HLI of these matters could exceed the reserve by an amount that would have a material adverse effect on HLI's consolidated results of operations or cash flows in a particular quarterly or annual period. It is reasonably possible that the Company may ultimately be liable for all or a portion of the ultimate cost to HLI. However, the ultimate liability of the Company is not reasonably estimable at this time. The Company continues to cooperate fully with the SEC, the New York Attorney General's Office and other regulatory agencies.

(B) GUARANTY FUNDS

Under insurance guaranty fund laws in each state, the District of Columbia and Puerto Rico, insurers licensed to do business can be assessed by state insurance guaranty association for certain obligations of insolvent insurance companies to policyholders and claimants. Part of the assessments paid by the Company pursuant to these laws may be used as credits for a portion of the associated premium taxes. The Company paid guaranty fund assessments of approximately $1,450 $1,268 and $2,029 in 2005, 2004 and 2003, respectively, of which $1,020, $762 and $619 in 2005, 2004 and 2003, respectively, increased the creditable amount against premium taxes. The Company has a guaranty fund receivable of $4,184 and $3,348 as of December 31, 2005 and 2004, respectively.

(C) LEASES

As discussed in Note 7, transactions with The Hartford include rental of facilities and equipment. The rent paid by the Company to The Hartford for space occupied by The Hartford's life insurance companies was $16,470, $16,738 and $8,164 in 2005, 2004 and 2003, respectively. Future minimum rental commitments are as follows:

2006                       $ 15,564
2007                         14,353
2008                         12,266
2009                         10,620
2010                          9,538
Thereafter                    3,812
                           ---------
Total                      $ 66,153
                           ---------


The principal executive office of the Company, together with its parent and other life insurance affiliates, is located in Simsbury, Connecticut. The Company's allocated rental expense is recognized on a level basis over the term of the primary sublease for the facility located in Simsbury, Connecticut, which expires on December 31, 2010, and amounted to $12,860 $5,574 and $3,195 in 2005, 2004 and 2003, respectively.

(D) TAX MATTERS

The Company's federal income tax returns are routinely audited by the Internal Revenue Service ("IRS"). The IRS began its audit of the 2002-2003 tax years in 2005 and is in the examination phase. Management believes that adequate provision has been made in the financial statements for any potential assessments that may result from future tax examinations and other tax-related matters for all open tax years. During 2004, the IRS completed its examination of the 1998-2001 tax years, and the IRS and the Company agreed upon all adjustments. As a result, the Company booked a $102,502 tax benefit to reflect the impact of the audit settlement on tax years prior to 2004. The benefit relates primarily to the separate account DRD and interest.

The separate account DRD is estimated for the current year using information from the most recent year-end, adjusted for projected equity market performance. The estimated DRD is generally updated in the third quarter for the provision-to-filed-return adjustments, and in the fourth quarter based on known actual mutual fund distributions and fee income from The Hartford's variable insurance products. The actual current year DRD can vary from the estimates based on, but not limited to, changes in eligible dividends received by the mutual funds, amounts of distributions from these mutual funds, appropriate levels of taxable income as well as the utilization of capital loss carry forwards at the mutual fund level.

(E) FUNDING OBLIGATION

At December 31, 2005, the Company had an outstanding commitment totaling $4,000 related to a mortgage loan funding that has commitment period that expires in less than one year.

                                    *****

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                   SCHEDULE I  --  SELECTED FINANCIAL DATA
                             DECEMBER 31, 2005
               (AMOUNTS IN THOUSANDS UNLESS OTHERWISE STATED)

INVESTMENT INCOME EARNED:
   U.S. Government Bonds                                                                                    $      3,596
   Bonds Exempt from U.S. Tax                                                                                         22
   Other Bonds (unaffiliated)                                                                                    291,104
   Bonds of Affiliates                                                                                             1,776
   Preferred Stocks (unaffiliated)                                                                                   656
   Preferred Stocks of affiliates                                                                                     --
   Common Stocks (unaffiliated)                                                                                      213
   Common Stocks of affiliates                                                                                        --
   Mortgage Loans                                                                                                  4,933
   Real Estate                                                                                                     2,107
   Contract loans                                                                                                 22,418
   Cash/short-term Investments                                                                                     5,035
   Derivative Instruments                                                                                          2,083
   Other Invested Assets                                                                                              --
   Aggregate Write-ins for Investment Income                                                                         (92)
                                                                                                            -------------
                                                                               GROSS INVESTMENT INCOME           333,851
   Less: Investment Expenses                                                                                       6,923
                                                                                                            -------------
                                                                                 NET INVESTMENT INCOME      $    326,928
                                                                                                            -------------

REAL ESTATE OWNED -- BOOK VALUE LESS ENCUMBRANCES:                                                          $     25,425
                                                                                                            -------------

MORTGAGE LOANS -- BOOK VALUE:
   Farm Mortgages                                                                                           $         --
   Residential Mortgages                                                                                              --
   Commercial Mortgages                                                                                           98,529
                                                                                                            -------------
                                                                                  TOTAL MORTGAGE LOANS      $     98,529
                                                                                                            -------------

MORTGAGE LOANS BY STANDING -- BOOK VALUE:
   Good Standing                                                                                            $     98,529
   Good Standing with Restructured Terms                                                                              --
   Interest Overdue More Than 90 Days                                                                                 --
   Not In Foreclosure                                                                                                 --
   Foreclosure In Process                                                                                             --
                                                                                                            -------------
OTHER LONG TERM ASSETS -- STATEMENT VALUE:                                                                  $          1
                                                                                                            -------------

COLLATERAL LOANS                                                                                            $         --
                                                                                                            -------------

BONDS AND STOCKS OF PARENTS, SUBSIDIARIES AND AFFILIATES -- BOOK VALUE:
   Bonds                                                                                                    $     61,725
   Preferred Stocks                                                                                                   --
   Common Stocks                                                                                                   5,239

BONDS AND SHORT-TERM INVESTMENTS BY MATURITY AND CLASS:
By Maturity -- Statement Value
   Due within one year or less                                                                              $    741,758
   Over 1 year through 5 years                                                                                 1,871,149
   Over 5 years through 10 years                                                                               2,017,974
   Over 10 years through 20 years                                                                                554,715
   Over 20 years                                                                                                 582,746
                                                                                     TOTAL BY MATURITY      $  5,768,342

By Class -- Statement Value
   Class 1                                                                                                  $  4,022,551
   Class 2                                                                                                     1,555,069
   Class 3                                                                                                       174,941
   Class 4                                                                                                        14,980
   Class 5                                                                                                           193
   Class 6                                                                                                           609
                                                                                        TOTAL BY CLASS      $  5,768,342
Total Publicly Traded                                                                                       $  4,328,795
Total Privately Placed                                                                                         1,439,547
                                                                                   TOTAL BY MAJOR TYPE      $  5,768,342

INVESTMENT BALANCES:
   Preferred Stocks -- Statement Value                                                                      $     13,254
   Common Stocks -- Market Value                                                                                  11,792
   Short-Term Investments -- Book Value                                                                          291,172
   Options, Caps, and Floors Owned -- Statement Value                                                            129,035
   Options, Caps, and Floors Written and Inforce -- Statement Value                                                   --
   Collar, Swap, and Forward Agreements Open -- Statement Value                                                    3,383
   Financial Futures Contracts Open -- Current Value                                                             242,442
   Cash on Deposit                                                                                                30,266
   Cash Equivalents                                                                                               24,420

LIFE INSURANCE IN FORCE:
   Industrial                                                                                               $         --
   Ordinary                                                                                                   75,456,572
   Credit Life                                                                                                        --
   Group Life                                                                                                    230,122

AMOUNT OF ACCIDENTAL DEATH INSURANCE IN FORCE UNDER:
   Ordinary Policies                                                                                        $     61,408

POLICIES WITH DISABILITY PROVISIONS IN FORCE:
   Industrial                                                                                               $         --
   Ordinary                                                                                                    5,579,085
   Credit Life                                                                                                        --
   Group Life                                                                                                      6,701

SUPPLEMENTARY CONTRACTS IN FORCE:
Ordinary -- Not Involving Life Contingencies
   Amount on Deposit                                                                                        $         --
   Income Payable                                                                                                     --

Ordinary -- Involving Life Contingencies
   Amount on Deposit                                                                                        $         --
   Income Payable                                                                                                  3,590

Group -- Not Involving Life Contingencies
   Amount on Deposit                                                                                        $         --
   Income Payable                                                                                                     --

Group -- Involving Life Contingencies
   Amount on Deposit                                                                                        $         --
   Income Payable                                                                                                     --

ANNUITIES:
Ordinary:
   Immediate -- Amount of Income Payable                                                                    $     56,505
   Deferred -- Fully Paid Account Balance                                                                     70,275,676
   Deferred -- Not Fully Paid  --  Account Balance                                                                69,461

Group:
   Amount of Income Payable                                                                                 $         93
   Fully Paid Account Balance                                                                                    472,192
   Not Fully Paid -- Account Balance                                                                                  --

ACCIDENT AND HEALTH INSURANCE -- PREMIUMS IN FORCE:
   Ordinary                                                                                                 $      1,373
   Group                                                                                                              --
   Credit                                                                                                             --

DEPOSIT FUNDS AND DIVIDEND ACCUMULATIONS:
   Deposit Funds -- Account Balance                                                                         $     42,854
   Dividend Accumulations -- Account Balance                                                                         137

2005 CLAIM PAYMENTS:
Group Accident & Health
   2005                                                                                                     $         --
   2004                                                                                                               --
   2003                                                                                                               --
   2002                                                                                                               --
   2001                                                                                                               --
   Prior                                                                                                              --

Other Accident & Health
   2005                                                                                                     $      1,017
   2004                                                                                                              219
   2003                                                                                                              169
   2002                                                                                                               54
   2001                                                                                                               59
   Prior                                                                                                             796

Other Coverages that use Development Methods to Calculate Claim Reserves
   2005                                                                                                     $         --
   2004                                                                                                               --
   2003                                                                                                               --
   2002                                                                                                               --
   2001                                                                                                               --
   Prior                                                                                                              --

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                 SCHEDULE II -- SUMMARY INVESTMENT SCHEDULE
                             DECEMBER 31, 2005
               (AMOUNTS IN THOUSANDS UNLESS OTHERWISE STATED)

                                                                                                       DMITTED ASSETS AS
                                                                                 GROSS INVESTMENT       REPORTED IN THE
                                                                                     HOLDINGS         AANNUAL STATEMENT
                                                                                ------------------------------------------
                                                                                 Amount     Percent    Amount     Percent
                                                                                ------------------------------------------
INVESTMENT CATEGORIES
1.   Bonds
     1.1  U.S treasury securities                                               $  14,009      0.2    $  14,009      0.2
     1.2  U.S government agency and corporate obligations (excluding mortgage-backed securities):
          1.21 Issued by U.S. government agencies                                      --       --           --       --
          1.22 Issued by U.S. government sponsored agencies                            --       --           --       --
     1.3  Foreign government (Including Canada, excluding mortgage-backed
          securities)                                                              42,005      0.7       42,005      0.7
     1.4  Securities issued by states, territories and possessions and political subdivisions general obligations:
          1.41 State, territories and possessions general obligations               1,173      0.0        1,173      0.0
          1.42 Political subdivisions of states, territories & possessions &
               political subdivisions general obligations                              --       --           --       --
          1.43 Revenue and assessment obligations                                  35,000      0.5       35,000      0.5
          1.44 Industrial development and similar obligations                          --       --           --       --
     1.5  Mortgage-backed securities (includes residential and commercial
          MBS):
          1.51 Pass-through securities:
               1.511  Issued or guaranteed by GNMA                                 29,251      0.5       29,251      0.5
               1.512  Issued or guaranteed by FNMA and FHLMC                      591,995      9.2      591,995      9.2
               1.513  Privately issued                                                 --       --           --       --
          1.52 CMOs and REMICs:
               1.521  Issued or guaranteed by GNMA, FNMA, FHLMC or VA              49,033      0.8       49,033      0.8
               1.522  Issued by non-U.S. Government issuers and
                      collateralized by mortgage-backed securities issued or
                      guaranteed by agencies shown in Line 1.521                       --       --           --       --
               1.523  All other privately issued                                1,693,631     26.3    1,693,631     26.3
2.   Other debt and other fixed income securities (excluding short-term):
     2.1  Unaffiliated domestic securities (includes credit tenant loans
          rated by SVO)                                                         2,584,250     40.2    2,584,250     40.2
     2.2  Unaffiliated foreign securities                                         375,098      5.8      375,098      5.8
     2.3  Affiliated securities                                                    61,725      1.0       61,725      1.0
3.   Equity Interests:
     3.1  Investment in mutual funds                                                6,553      0.1        6,553      0.1
     3.2  Preferred stocks:
          3.21 Affiliated                                                          13,254      0.2       13,254      0.2
          3.22 Unaffiliated                                                            --       --           --       --
     3.3  Publicly traded equity securities (excluding preferred stocks):
          3.31 Affiliated                                                              --       --           --       --
          3.32 Unaffiliated                                                            --       --           --       --
     3.4  Other equity securities:
          3.41 Affiliated                                                           5,239      0.1        5,239      0.1
          3.42 Unaffiliated                                                            --       --           --       --
     3.5  Other equity securities including tangible personal property under lease:
          3.51 Affiliated                                                              --       --           --       --
          3.52 Unaffiliated                                                            --       --           --       --
4.   Mortgage loans:
     4.1  Construction and land development                                            --       --           --       --
     4.2  Agricultural                                                                 --       --           --       --
     4.3  Single family residential properties                                         --       --           --       --
     4.4  Multifamily residential properties                                           --       --           --       --
     4.5  Commercial loans                                                         98,529      1.5       98,529      1.5
     4.6  Mezzanine real estate loans                                                  --       --           --       --
5.   Real estate investments:
     5.1  Property occupied by company                                             25,425      0.4       25,425      0.4
     5.2  Property held for production of income                                       --       --           --       --
     5.3  Property held for sale                                                       --       --           --       --
6.   Policy loans                                                                 323,911      5.0      323,911      5.0
7.   Receivables for securities                                                       219      0.0          219      0.0
8.   Cash, cash equivalents and short-term investments                            345,858      5.4      345,858      5.4
9.   Other invested assets                                                        135,701      2.1      135,701      2.1
                                                                                -----------------------------------------
10.  TOTAL INVESTED ASSETS                                                      $6,431,859   100.0    $6,431,859   100.0
                                                                                -----------------------------------------

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
              SCHEDULE III -- INVESTMENT RISKS INTERROGATORIES
                                 DUE APRIL 1
                    FOR THE YEAR ENDED DECEMBER 31, 2005
               OF HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
             ADDRESS (CITY, STATE, ZIP CODE): SIMSBURY, CT 06089

NAIC Group Code              0091      NAIC Company Code           71153        Employer's ID Number        39-1052598

The Investment Risks Interrogatories are to be filed by April 1. They are also to be included with the Audited Statutory Financial Statements. Answer the following interrogatories by reporting the applicable U.S. dollar amounts and percentages of the reporting entity's total admitted assets held in that category of investments.

1.   Reporting entity's total admitted assets as reported on
     Page 2 of this annual statement.                                                                 $  6,776,645,754

2.   Ten largest exposures to a single
     issuer/borrower/investment.

                              1                                       2                 3                    4
-----------------------------------------------------------------------------------------------------------------------
                                                                                                         Percentage
                                                                 Description                              of Total
Issuer                                                           of Exposure          Amount          Admitted Assets
---------------------------------------------------------------  ------------  ---------------------  -----------------
     2.01    JP Morgan Chase & Co                                Bond          $         70,449,118              1.040%
     2.02    HL Investment Advisers                              Bond          $         61,725,036              0.911%
     2.03    Core Investment Grade Bond Trust                    Bond          $         48,970,388              0.723%
     2.04    Morgan Stanley Tracers                              Bond          $         48,359,641              0.714%
     2.05    Hutchison Whampoa Limited                           Bond          $         48,131,779              0.710%
     2.06    CIT Group                                           Bond          $         43,149,726              0.637%
     2.07    MBNA Master Credit Card Tr                          Bond          $         36,867,142              0.544%
     2.08    Wyeth                                               Bond          $         36,293,160              0.536%
     2.09    Progress Energy Inc                                 Bond          $         36,223,305              0.535%
     2.10    Credit Suisse Group                                 Bond          $         35,976,562              0.531%

3. Amounts and percentages of the reporting entity's total admitted assets held in bonds and preferred stocks by NAIC rating.

Bonds                                                                                   1                    2
-----------------------------------------------------------------------------------------------------------------------
     3.01    NAIC-1                                                            $      4,022,551,020             59.359%
     3.02    NAIC-2                                                            $      1,555,068,049             22.947%
     3.03    NAIC-3                                                            $        174,940,978              2.582%
     3.04    NAIC-4                                                            $         14,980,333              0.221%
     3.05    NAIC-5                                                            $            193,216              0.003%
     3.06    NAIC-6                                                            $            608,473              0.009%

Preferred Stocks                                                                        3                    4
-----------------------------------------------------------------------------------------------------------------------
     3.07    P/RP-1                                                                                              0.000%
     3.08    P/RP-2                                                            $         13,253,576              0.196%
     3.09    P/RP-3                                                            $                                 0.000%
     3.10    P/RP-4                                                            $                                 0.000%
     3.11    P/RP-5                                                            $                                 0.000%
     3.12    P/RP-6                                                            $                                 0.000%

4. Assets held in foreign investments:
     4.01    Are assets held in foreign investments less than
             2.5% of the reporting entity's total admitted
             assets?                                                                        Yes / /             No |X|
     4.02    Total admitted assets held in foreign investments                 $        628,066,322              9.268%
     4.03    Foreign-currency-denominated investments                          $        114,798,997              1.694%
     4.04    Insurance liabilities denominated in that same
             foreign currency                                                  $                                 0.000%
     If response to 4.01 above is yes, responses are not
     required for interrogatories 5-10.

5.   Aggregate foreign investment exposure categorized by
     NAIC sovereign rating:
                                                                                        1                    2
                                                                               ----------------------------------------
     5.01    Countries rated NAIC-1                                            $        628,066,322              9.268%
     5.02    Countries rated NAIC-2                                            $                                 0.000%
     5.03    Countries rated NAIC-3 or below                                   $                                 0.000%

6.   Two largest foreign investment exposures to a single
     country, categorized by the country's NAIC sovereign
     rating:
                                                                                        1                    2
                                                                               ----------------------------------------
Countries rated NAIC-1:
     6.01    Country: United Kingdom                                           $        132,363,784              1.953%
     6.02    Country: Netherlands                                              $         82,874,156              1.223%

Countries rated NAIC-2:
     6.03    Country:                                                          $                                 0.000%
     6.04    Country:                                                          $                                 0.000%

Countries rated NAIC-3 or below:
     6.05    Country:                                                          $                                 0.000%
     6.06    Country:                                                          $                                 0.000%

                                                                                        1                    2
                                                                               ----------------------------------------
7.   Aggregate unhedged foreign currency exposure:                             $                                 0.000%

8.   Aggregate unhedged foreign currency exposure categorized
     by NAIC sovereign rating:
     8.01    Countries rated NAIC-1                                            $                                 0.000%
     8.02    Countries rated NAIC-2                                            $                                 0.000%
     8.03    Countries rated NAIC-3 or below                                   $                                 0.000%

9.   Two largest unhedged foreign currency exposures to a
     single country, categorized by the country's NAIC
     sovereign rating:
                                                                                        1                    2
                                                                               ----------------------------------------
Countries rated NAIC-1:
     9.01    Country:                                                          $                                 0.000%
     9.02    Country:                                                          $                                 0.000%

Countries rated NAIC-2:
     9.03    Country:                                                          $                                 0.000%
     9.04    Country:                                                          $                                 0.000%

Countries rated NAIC-3 or below:
     9.05    Country:                                                          $                                 0.000%
     9.06    Country:                                                          $                                 0.000%

10.  Ten largest non-sovereign (i.e. non-governmental)
     foreign issues:
                              1                                       2                 3                    4
-----------------------------------------------------------------------------------------------------------------------
Issuer                                                           NAIC Rating
---------------------------------------------------------------  ------------------------------------------------------
     10.01   HUTCHISON WHAMPOA LIMITED                           1FE           $         43,136,111              0.637%
     10.02   EDIZIONE HOLDING                                    1FE           $         24,980,047              0.369%
     10.03   FRANCE TELECOM                                      1FE           $         24,941,627              0.368%
     10.04   NORSKE SKOGINDUSTRIER ASA                           2FE           $         24,677,059              0.364%
     10.05   BNP PARIBAS                                         1FE           $         24,049,487              0.355%
     10.06   KBC GROUPE                                          1FE           $         21,207,646              0.313%
     10.07   BT GROUP PLC                                        1FE           $         20,209,280              0.298%
     10.08   HUNTER DOUGLAS NV                                   1             $         20,000,000              0.295%
     10.09   SCOTTISH POWER PLC                                  2FE           $         19,896,647              0.294%
     10.10   TELEFONICA SA                                       1FE           $         18,634,071              0.275%

11.  Amounts and percentages of the reporting entity's total admitted assets held in Canadian investments and
     unhedged Canadian currency exposure:
     11.01   Are assets held in Canadian investments less
             than 2.5% of the reporting entity's total
             admitted assets?                                                               Yes / /             No |X|
             If response to 11.01 is yes, detail is not
             required for the remainder of Interrogatory 11.
     11.02   Total admitted assets held in Canadian
             Investments                                                       $        201,239,073              2.970%
     11.03   Canadian currency-denominated investments                         $         10,000,000              0.148%
     11.04   Canadian-denominated insurance liabilities                        $                                 0.000%
     11.05   Unhedged Canadian currency exposure                               $                                 0.000%

12.  Report aggregate amounts and percentages of the
     reporting entity's total admitted assets held in
     investments with contractual sales restrictions.
     12.01   Are assets held in investments with contractual
             sales restrictions less than 2.5% of the
             reporting entity's total admitted assets?                                      Yes |X|             No / /
             If response to 12.01 is yes, responses are not
             required for the remainder of Interrogatory 12.

                              1                                                         2                    3
-----------------------------------------------------------------------------------------------------------------------
     12.02   Aggregate statement value of investments with                     $                                 0.000%
             contractual sales restrictions:
     12.03                                                                     $                                 0.000%
     12.04                                                                     $                                 0.000%
     12.05                                                                     $                                 0.000%

13.  Amounts and percentages of admitted assets held in the
     largest 10 equity interests:
     13.01   Are assets held in equity interest less than
             2.5% of the reporting entity's total admitted
             assets?                                                                        Yes |X|             No / /
             If response to 13.01 above is yes, responses are
             not required for the remainder of Interrogatory
             13.

                              1                                                         2                    3
-----------------------------------------------------------------------------------------------------------------------
Name of Issuer
---------------------------------------------------------------
     13.02                                                                     $                                 0.000%
     13.03                                                                     $                                 0.000%
     13.04                                                                     $                                 0.000%
     13.05                                                                     $                                 0.000%
     13.06                                                                     $                                 0.000%
     13.07                                                                     $                                 0.000%
     13.08                                                                     $                                 0.000%
     13.09                                                                     $                                 0.000%
     13.10                                                                     $                                 0.000%
     13.11                                                                     $                                 0.000%
14.  Amounts and percentages of the reporting entity's total admitted assets held in nonaffiliated, privately placed
     equities:
     14.01   Are assets held in nonaffiliated, privately
             placed equities less than 2.5% of the reporting
             entity's total admitted assets?                                                Yes |X|             No / /
             If response to 14.01 above is yes, responses are
             not required for the remainder of Interrogatory
             14.

                              1                                                         2                    3
-----------------------------------------------------------------------------------------------------------------------
     14.02   Aggregate statement value of investments held in                  $                                 0.000%
             nonaffiliated, privately placed equities:
             Largest 3 investments held in nonaffiliated,
             privately placed equities:
     14.03                                                                     $                                 0.000%
     14.04                                                                     $                                 0.000%
     14.05                                                                     $                                 0.000%
15.  Amounts and percentages of the reporting entity's total admitted assets held in general partnership interests:
     15.01   Are assets held in general partnership interests
             less than 2.5% of the reporting entity's total
             admitted assets?                                                               Yes |X|             No / /
             If response to 15.01 above is yes, responses are
             not required for the remainder of Interrogatory
             15.

                              1                                                         2                       3
-----------------------------------------------------------------------------------------------------------------------
     15.02   Aggregate statement value of investments held in                  $                                 0.000%
             general partnership interests:
             Largest 3 investments in general partnership
             interests:
     15.03                                                                     $                                 0.000%
     15.04                                                                     $                                 0.000%
     15.05                                                                     $                                 0.000%
16.  Amounts and percentages of the reporting entity's total admitted assets held in mortgage loans:
     16.01   Are mortgage loans reported in Schedule B less
             than 2.5% of the reporting entity's total
             admitted assets?                                                               Yes |X|             No / /
             If response to 16.01 above is yes, responses are
             not required for the remainder of Interrogatory
             16 and Interrogatory 17.

                              1                                                         2                    3
-----------------------------------------------------------------------------------------------------------------------
Type (Residential, Commercial, Agricultural)
---------------------------------------------------------------
     16.02                                                                     $                                 0.000%
     16.03                                                                     $                                 0.000%
     16.04                                                                     $                                 0.000%
     16.05                                                                     $                                 0.000%
     16.06                                                                     $                                 0.000%
     16.07                                                                     $                                 0.000%
     16.08                                                                     $                                 0.000%
     16.09                                                                     $                                 0.000%
     16.10                                                                     $                                 0.000%
     16.11                                                                     $                                 0.000%

Amount and percentage of the reporting entity's total
   admitted assets held in the following categories of
   mortgage loans:
                                                                                      Loans
                                                                               ----------------------------------------
     16.12   Construction loans                                                $                                 0.000%
     16.13   Mortgage loans over 90 days past due                              $                                 0.000%
     16.14   Mortgage loans in the process of foreclosure                      $                                 0.000%
     16.15   Mortgage loans foreclosed                                         $                                 0.000%
     16.16   Restructured mortgage loans                                       $                                 0.000%

17.  Aggregate mortgage loans having the
     following loan-to-value ratios as
     determined from the most current
     appraisal as of the annual statement
     date:

Loan-to-value                                    Residential             Commercial                Agricultural
                                               1           2          3            4              5            6
                                             --------------------------------------------------------------------------
     17.01   above 95%                       $              0.000%        $          0.000%            $         0.000%
     17.02   91% to 95%                      $              0.000%        $          0.000%            $         0.000%
     17.03   81% to 90%                      $              0.000%        $          0.000%            $         0.000%
     17.04   71% to 80%                      $              0.000%        $          0.000%            $         0.000%
     17.05   below 70%                       $              0.000%        $          0.000%            $         0.000%
18.  Amounts and percentages of the
     reporting entity's total admitted
     assets held in each of the five
     largest investments in real estate:
     18.01   Are assets held in real
             estate reported less than
             2.5% of the reporting
             entity's total admitted
             assets?                                                                             Yes |X|        No / /
             If response to 18.01 above
             is yes, responses are not
             required for the remainder
             of Interrogatory 18.
     Largest five investments in any one
     parcel or group of contiguous
     parcels of real estate.

Description                                                                                       2            3
-----------------------------------------------------------------------------------------------------------------------
     18.02                                                                                   $                   0.000%
     18.03                                                                                   $                   0.000%
     18.04                                                                                   $                   0.000%
     18.05                                                                                   $                   0.000%
     18.06                                                                                   $                   0.000%
19.  Amounts and percentages of the
     reporting entity's total admitted
     assets subject to the following
     types of agreements:

                                                           At Year-End                 At End of Each Quarter
                                                                                1st Qtr        2nd Qtr      3rd Qtr
                                                           1          2            3              4            5
                                                      -----------------------------------------------------------------
     19.01   Securities lending (do not
             include assets held as
             collateral for such
             transactions)                            $128,082,255    1.890%  $143,410,519   $153,896,869 $118,519,806
     19.02   Repurchase agreements                    $               0.000%  $              $            $
     19.03   Reverse repurchase agreements            $               0.000%  $              $            $
     19.04   Dollar repurchase agreements             $               0.000%  $              $            $
     19.05   Dollar reverse repurchase
             agreements                               $               0.000%  $              $            $
20.  Amounts and percentages indicated
     below for warrants not attached to
     other financial instruments,
     options, caps and floors:
                                                                            Owned                     Written
                                                                   ------------------------  --------------------------
                                                                      1            2              3            4
     20.01   Hedging                                               $                 0.000%  $                   0.000%
     20.02   Income generation                                     $                 0.000%  $                   0.000%
     20.03   Other                                                 $177,935          0.003%  $                   0.000%
21.  Amounts and percentages of the
     reporting entity's total admitted
     assets of potential exposure for
     collars, swaps, and forwards:
                                                           At Year-End                 At End of Each Quarter
                                                                                1st Qtr        2nd Qtr      3rd Qtr
                                                           1          2            3              4            5
                                                      -----------------------------------------------------------------
     21.01   Hedging                                  $               0.000%  $              $            $
     21.02   Income generation                        $               0.000%  $              $            $
     21.03   Replications                             $               0.000%  $              $            $
     21.04   Other                                    $ 3,382,829     0.050%  $ (4,764,840)  $  (126,458) $  5,213,154
22.  Amounts and percentages of the
     reporting entity's total admitted
     assets of potential exposure for
     futures contracts:
                                                           At Year-End                 At End of Each Quarter
                                                                                1st Qtr        2nd Qtr      3rd Qtr
                                                           1          2            3              4            5
                                                      -----------------------------------------------------------------
     22.01   Hedging                                  $               0.000%  $              $            $
     22.02   Income generation                        $               0.000%  $              $            $
     22.03   Replications                             $               0.000%  $              $            $
     22.04   Other                                    $    30,728     0.000%  $              $            $     66,099

                                    PART C

                              OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

(a)  All financial statements are included in Part A and Part B of the Registration Statement.
(b)  (1)    (a) Resolution of the Board of Directors of Hartford Life and Annuity Insurance Company
                 ("Hartford") authorizing the establishment of the Separate Account.(1)
     (1)    (b) esolution of the Board of Directors of Hartford Life and Annuity Insurance Company
                 ("Hartford") authorizing the Re-Designation of the Separate Account.(2)
     (2)    Not applicable.
     (3)    (a) Principal Underwriter Agreement.(3)
            (b) Form of Dealer Agreement.(3)
     (4)    Form of Individual Flexible Premium Variable Annuity Contract.(4)
     (5)    Form of Application.(4)
     (6)    (a) Articles of Incorporation of Hartford.(5)
            (b) Bylaws of Hartford.(5)
     (7)    Form of Reinsurance Agreement.(6)
     (8)    Form of Participation Agreement.(7)
     (9)    Opinion and Consent of Christopher M. Grinnell, Senior Counsel and Assistant Vice President.
     (10)   Consent of Deloitte & Touche LLP.
     (11)   No financial statements are omitted.
     (12)   Not applicable.
     (99)   Copy of Power of Attorney.


------------

(1) Incorporated by reference to Post-Effective Amendment No. 2, to the Registration Statement File No. 33-73572, dated May 1, 1995.

(2) Incorporated by reference to Post-Effective Amendment No. 8, to the Registration Statement File No. 333-69429, filed on April 9, 2001.

(3) Incorporated by reference to Post-Effective Amendment No. 3, to the Registration Statement File No. 33-73572, dated April 29, 1996.

(4) Incorporated by reference to Post-Effective Amendment No. 8, to the Registration Statement File No. 33-73572, filed on April 15, 1998.

(5) Incorporated by reference to Post-Effective Amendment No. 7, to the Registration Statement File No. 333-69487, filed on April 9, 2001.

(6) Incorporated by reference to Post-Effective Amendment No. 27, to the Registration Statement File No. 33-73570, filed on April 12, 1999.

(7) Incorporated by reference to the initial filing to the Registration Statement File No. 333-69429, filed on December 22, 1999.

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

NAME                                POSITION WITH HARTFORD
----------------------------------  ---------------------------------------------------------------------------
Robert Arena                        Vice President
David G. Bedard                     Senior Vice President
David A. Carlson                    Senior Vice President and Deputy Chief Financial Officer
Richard G. Costello                 Vice President and Secretary
Rochelle S. Cummings                Vice President
James Davey                         Vice President
Charles J. DiVencenzo, Jr.          Vice President
Christopher M. Grinnell             Assistant Vice President
Susan M. Hess                       Assistant Vice President
George R. Jay                       Assistant Vice President
Stephen T. Joyce                    Senior Vice President
Michael L. Kalen                    Executive Vice President, Director*
Thomas P. Kalmbach                  Assistant Vice President and Actuary
Patrice Kelly-Ellis                 Senior Vice President
Deborah Koltenuk                    Vice President
Joseph F. Mahoney                   Vice President
Thomas M. Marra                     President, Chief Executive Officer and Chairman of the Board, Director*
Kenneth A. McCullum                 Vice President and Actuary
Ernest M. McNeill, Jr.              Vice President and Chief Accounting Officer*
Jonathan L. Mercier                 Assistant Vice President
Peter J. Michalik                   Vice President
John J. Mittelstadt                 Assistant Vice President
Colleen B. Pernerewski              Chief Compliance Officer of Separate Accounts
Craig R. Raymond                    Senior Vice President
Michael J. Roscoe                   Vice President and Actuary
Wade A. Seward                      Vice President
Martin A. Swanson                   Vice President
James E. Trimble                    Senior Vice President and Chief Actuary
Charles N. Vest                     Vice President and Actuary
John C. Walters                     Executive Vice President, Director*
Lizabeth H. Zlatkus                 Executive Vice President and Chief Financial Officer, Director*
David M. Znamierowski               Executive Vice President and Chief Investment Officer, Director*

Unless otherwise indicated, the principal business address of each of the above individuals is Hartford Plaza, Hartford, Connecticut 06115.

*Denotes election of Board of Directors.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT.

    Incorporated by reference to Post-Effective Amendment No. 4, to the Registration Statement File No. 333-119414, filed on April 7, 2006.

ITEM 27.  NUMBER OF CONTRACT OWNERS

    As of January 31, 2006, there were 157,155 Contract Owners.

ITEM 28.  INDEMNIFICATION

    Sections 33-770 to 33-779, inclusive, of the Connecticut General Statutes provide the standards under which a corporation may indemnify an individual for liability, including legal expenses, incurred because such individual is a party to a proceeding because the individual was a director, officer, employee, or agent of the corporation. Specifically, Section 33-771(a)(2) permits a corporation to indemnify a director if the corporation, pursuant to Section 33-636(b)(5), obligated itself under its certificate of incorporation to indemnify a director for liability except for certain liability involving conduct described in Section 33-636(b)(5). Section 33-776 permits a corporation to indemnify an officer, employee, or agent of the corporation to the same extent as a director as may be provided by the corporation's bylaws, certificate of incorporation, or resolution of the board of directors.

    Section 33-771(e) provides that a corporation incorporated prior to January 1, 1995, must, except to the extent that the certificate of incorporation provides otherwise, indemnify a director to the extent that indemnification is permissible under Sections 33-770 to 33-779, inclusive. Section 33-776(d) sets forth a similar provision with respect to officers, employees and agents of a corporation.

    1. Based on the statutes referenced above, the Depositor must indemnify a director if the director:

       A.   conducted himself in good faith;

       B. reasonably believed (a) in the case of conduct in his official capacity, that his conduct was in the best interests of the corporation or (b) in all other cases, that his conduct was at least not opposed to the best interests of the corporation; and

       C. in the case of any criminal proceeding, had no reasonable cause to believe his conduct was unlawful; or

   2. engaged in conduct for which broader indemnification had been made permissible or obligatory under a provision of the Depositor's certificate of incorporation.

    In addition, the Depositor must indemnify officers, employees and agents for liability if the individual:

       A.   conducted himself in good faith;

       B. reasonably believed (a) in the case of conduct in his official capacity, that his conduct was in the best interests of the corporation or (b) in all other cases, that his conduct was at least not opposed to the best interests of the corporation; and

       C. in the case of any criminal proceeding, had no reasonable cause to believe his conduct was unlawful.

    Section 33-777 permits a corporation to procure insurance on behalf of an individual who was a director or officer of the corporation. Consistent with the statute, the directors and officers of the Depositor and Hartford Securities Distribution Company, Inc. ("HSD") are covered under a directors and officers liability insurance policy.

    Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person of the Depositor in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.  PRINCIPAL UNDERWRITERS

   (a) HSD acts as principal underwriter for the following investment companies:

    Hartford Life Insurance Company - Separate Account One

    Hartford Life Insurance Company - Separate Account Two

    Hartford Life Insurance Company - Separate Account Two (DC Variable Account
    I)

    Hartford Life Insurance Company - Separate Account Two (DC Variable Account
    II)

    Hartford Life Insurance Company - Separate Account Two (QP Variable
    Account)

    Hartford Life Insurance Company - Separate Account Two (Variable Account
    "A")

    Hartford Life Insurance Company - Separate Account Two (NQ Variable
    Account)

    Hartford Life Insurance Company - Separate Account Ten

    Hartford Life Insurance Company - Separate Account Three

    Hartford Life Insurance Company - Separate Account Five

    Hartford Life Insurance Company - Separate Account Seven

    Hartford Life Insurance Company - Separate Account Eleven

    Hartford Life Insurance Company - Separate Account Twelve

    Hartford Life and Annuity Insurance Company - Separate Account One

    Hartford Life andAnnuity Insurance Company - Separate Account Ten

    Hartford Life and Annuity Insurance Company - Separate Account Three

    Hartford Life and Annuity Insurance Company - Separate Account Five

    Hartford Life and Annuity Insurance Company - Separate Account Six

    Hartford Life and Annuity Insurance Company - Separate Account Seven

    Hart Life Insurance Company - Separate Account One

    Hart Life Insurance Company - Separate Account Two

    American Maturity Life Insurance Company - Separate Account AMLVA

    American Maturity Life Insurance Company - Separate Account One

    Nutmeg Life Insurance Company - Seperate Account One

    Servus Life Insurance Company - Separate Account One

    Servus Life Insurance Company - Separate Account Two

   (b)  Directors and Officers of HSD

                                                           POSITIONS AND OFFICES
NAME                                                          WITH UNDERWRITER
-------------------------------  ---------------------------------------------------------------------------
David A. Carlson                 Senior Vice President and Deputy Chief Financial Officer
Richard G. Costello              Vice President and Secretary
Anthony Dowling                  Chief Compliance Officer
Stephen T. Joyce                 Senior Vice President
Thomas M. Marra                  Director
Martin A. Swanson                Vice President
John C. Walters                  Chief Executive Officer
William Wilcox                   Chief Legal Officer
Lizabeth H. Zlatkus              Director

    Unless otherwise indicated, the principal business address of each of the above individuals is Hartford Plaza, Hartford, Connecticut 06115.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

    All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by Hartford at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

ITEM 31.  MANAGEMENT SERVICES

    All management contracts are discussed in Part A and Part B of this Registration Statement.

ITEM 32.  UNDERTAKINGS

   (a) The Registrant hereby undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old so long as payments under the variable annuity Contracts may be accepted.

   (b) The Registrant hereby undertakes to include either (1) as part of any application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

   (c) The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

   (d) Hartford hereby represents that the aggregate fees and charges under the Contract are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Hartford.

The Registrant is relying on the no-action letter issued by the Division of Investment Management to American Counsel of Life Insurance, Ref. No. IP-6-88, November 28, 1988. The Registrant has complied with conditions one through four of the no-action letter.

                                  SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf, in the Town of Simsbury, and State of Connecticut on this 7th day of April, 2006.

HARTFORD LIFE AND ANNUITY
INSURANCE COMPANY -
SEPARATE ACCOUNT TEN
(Registrant)

By:        Thomas M. Marra                               *By:      /s/ Christopher M. Grinnell
           --------------------------------------------            --------------------------------------------
           Thomas M. Marra,                                        Christopher M. Grinnell
           President, Chief Executive Officer and                  Attorney-in-Fact
           Chairman of the Board*

HARTFORD LIFE AND ANNUITY
INSURANCE COMPANY
(Depositor)

By:        Thomas M. Marra
           ---------------------------------------------
           Thomas M. Marra,
           President, Chief Executive Officer and
           Chairman of the Board*

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed by the following persons and in the capacities and on the dates indicated.

Michael L. Kalen, Executive Vice President,
     Director*
Thomas M. Marra, President, Chief Executive
     Officer and Chairman of the Board, Director*
Ernest M. McNeill, Jr., Vice President &
     Chief Accounting Officer*
John C. Walters, Executive Vice President,
     Director*                                          *By:       /s/ Christopher M. Grinnell
                                                                   --------------------------------------------
Lizabeth H. Zlatkus, Executive Vice President                      Christopher M. Grinnell
     and Chief Financial Officer, Director*                        Attorney-in-Fact
David M. Znamierowski, Executive Vice
     President & Chief Investment Officer, Director*    Date:      April 7, 2006

333-69429

                                EXHIBIT INDEX

     (9)   Opinion and Consent of Christopher M. Grinnell, Senior Counsel and Assistant Vice President.

     (10)  Consent of Deloitte & Touche LLP.

     (99)  Power of Attorney.